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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Assistant Secretary

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007 – January 31, 2008

Item 1.	Schedule of Investments

2008 QUARTERLY REPORT

Russell Funds

JANUARY 31, 2008

FUND	SHARE CLASS

Diversified Equity Fund	A, C, E, S

Special Growth Fund	A, C, E, S

Quantitative Equity Fund	A, C, E, S

International Securities Fund	A, C, E, S

Global Equity Fund	A, C, E, S

Multistrategy Bond Fund	A, C, E, S

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on six of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

January 31, 2008 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investment Group 2008. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Diversified Equity Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.3%
Auto and Transportation - 2.4%
American Axle & Manufacturing Holdings, Inc. (Ñ)	25,700	559
Autoliv, Inc. (Ñ)	22,300	1,114
BorgWarner, Inc. (Ñ)	32,200	1,630
CSX Corp.	79,650	3,861
Daimler AG	11,200	876
Expeditors International Washington, Inc. (Ñ)	82,580	3,905
General Motors Corp. (Ñ)	513,915	14,549
JB Hunt Transport Services, Inc. (Ñ)	104,450	3,248
Magna International, Inc. Class A	10,400	819
Navistar International Corp. (Æ)(Ñ)	337,400	16,673
Norfolk Southern Corp.	298,691	16,246
Tidewater, Inc. (Ñ)	50,800	2,690
Toyota Motor Corp. - ADR	83,453	9,059
UAL Corp. (Ñ)	223,570	8,485
Union Pacific Corp.	139,497	17,441
Visteon Corp. (Æ)(Ñ)	314,500	1,258

		102,413

Consumer Discretionary - 11.1%
Accenture, Ltd. Class A	148,700	5,148
Activision, Inc. (Æ)	117,370	3,036
Amazon.Com, Inc. (Æ)	139,480	10,838
Apollo Group, Inc. Class A (Æ)	127,080	10,133
Avis Budget Group, Inc. (Æ)	45,250	604
Avon Products, Inc.	214,505	7,512
Black & Decker Corp. (Ñ)	11,100	805
Carnival Corp.	76,150	3,388
CBS Corp. Class B	94,950	2,392
Chico’s FAS, Inc. (Æ)(Ñ)	228,650	2,467
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	23,700	2,885
Citadel Broadcasting Corp. (Ñ)	3,190	5
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	678,628	15,079
Costco Wholesale Corp.	193,700	13,160
DISH Network Corp. Class A (Æ)	37,990	1,073
Dolby Laboratories, Inc. Class A (Æ)	75,700	3,262
eBay, Inc. (Æ)	449,700	12,092
Electronic Arts, Inc. Series C (Æ)	152,100	7,205
Family Dollar Stores, Inc. (Ñ)	13,000	273
GameStop Corp. Class A (Æ)	81,590	4,221
Gannett Co., Inc.	47,100	1,743
Gap, Inc. (The)	56,100	1,073
Google, Inc. Class A (Æ)	128,552	72,542

	Principal Amount ($) or Shares	Market Value $
Guess ?, Inc. (Ñ)	205,800	7,678
Home Depot, Inc.	114,700	3,518
Idearc, Inc. (Ñ)	58,400	950
Intercontinental Hotels Group PLC - ADR (Ñ)	219,541	3,405
International Game Technology	175,400	7,484
JC Penney Co., Inc.	160,900	7,628
Jones Apparel Group, Inc. (Ñ)	57,600	968
Las Vegas Sands Corp. (Æ)(Ñ)	122,502	10,740
Liberty Media Corp. - Capital Series A (Æ)	58,335	6,278
Limited Brands, Inc. (Ñ)	31,800	607
Lowe’s Cos., Inc.	281,465	7,442
Macy’s, Inc.	401,480	11,097
Mattel, Inc.	50,400	1,059
McDonald’s Corp.	1,129,467	60,483
MGM Mirage (Æ)	133,354	9,764
Nike, Inc. Class B (Ñ)	337,600	20,850
Nintendo Co., Ltd. - ADR	56,040	3,458
Nordstrom, Inc. (Ñ)	142,557	5,545
Phillips-Van Heusen Corp.	113,800	4,796
priceline.com, Inc. (Æ)(Ñ)	24,000	2,604
RadioShack Corp. (Ñ)	48,300	838
Royal Caribbean Cruises, Ltd. (Ñ)	303,300	12,217
Saks, Inc. (Æ)(Ñ)	302,500	5,460
Staples, Inc.	40,350	966
Target Corp.	254,500	14,145
Time Warner, Inc.	100,950	1,589
TJX Cos., Inc.	201,200	6,350
VF Corp.	22,100	1,710
Viacom, Inc. Class B (Æ)	266,800	10,341
Wal-Mart Stores, Inc.	171,000	8,700
Walt Disney Co. (The)	415,140	12,425
Wendy’s International, Inc.	26,400	645
Wynn Resorts, Ltd. Class T (Ñ)	130,148	14,964
XM Satellite Radio Holdings, Inc. Class A (Æ)(Ñ)	625,300	7,754
Yum! Brands, Inc.	363,864	12,430

		467,824

Consumer Staples - 6.9%
Altria Group, Inc.	367,970	27,899
Coca-Cola Co. (The)	1,296,128	76,692
Coca-Cola Enterprises, Inc.	45,400	1,047
Colgate-Palmolive Co.	144,000	11,088
ConAgra Foods, Inc.	27,100	583
Diageo PLC - ADR	75,020	6,055
Fomento Economico Mexicano SAB de CV - ADR	211,300	7,643

Diversified Equity Fund	3

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Mills, Inc.	185,300	10,119
Heineken NV - ADR	234,829	6,517
Kellogg Co.	5,500	263
Kraft Foods, Inc. Class A	301,800	8,831
Kroger Co. (The)	52,300	1,331
Molson Coors Brewing Co. Class B	68,000	3,038
Nestle SA - ADR	91,400	10,196
PepsiCo, Inc.	341,070	23,258
Procter & Gamble Co.	1,057,400	69,736
Sara Lee Corp.	85,300	1,199
Smithfield Foods, Inc. (Æ)(Ñ)	3,050	85
SUPERVALU, Inc. (Ñ)	62,900	1,891
Tesco PLC - ADR	151,566	3,772
Tyson Foods, Inc. Class A (Ñ)	277,000	3,947
Unilever NV	316,400	10,289
WM Wrigley Jr Co.	147,505	8,471

		293,950

Financial Services - 17.6%
ACE, Ltd.	241,000	14,060
Allstate Corp. (The)	345,460	17,021
AMBAC Financial Group, Inc. (Ñ)	11,900	139
American International Group, Inc.	836,355	46,133
Annaly Capital Management, Inc. (ö)	1,013,825	19,993
AON Corp.	120,410	5,240
Bank of America Corp.	959,464	42,552
Bank of New York Mellon Corp. (The)	554,814	25,871
BlackRock, Inc. Class A (Ñ)	18,500	4,090
Capital One Financial Corp. (Ñ)	239,300	13,116
Chubb Corp.	89,900	4,656
CIT Group, Inc.	45,700	1,278
Citigroup, Inc.	868,663	24,514
CME Group, Inc. Class A	10,680	6,610
Comerica, Inc.	32,900	1,435
Deutsche Bank AG (Ñ)	6,000	676
Discover Financial Services	108,600	1,900
Everest Re Group, Ltd.	4,300	437
Federal National Mortgage Association (Ñ)	445,100	15,071
Fidelity National Financial, Inc. Class A (Ñ)	363,950	7,166
Fifth Third Bancorp	115,600	3,133
Freddie Mac (Ñ)	662,450	20,132
Genworth Financial, Inc. Class A	1,001,550	24,378
Goldman Sachs Group, Inc. (The)	320,527	64,352
Hartford Financial Services Group, Inc.	249,980	20,191
Host Hotels & Resorts, Inc. (ö)	560,550	9,384

	Principal Amount ($) or Shares	Market Value $
IntercontinentalExchange, Inc. (Æ)	35,650	4,990
iShares Russell 1000 Value Index Fund (Ñ)	199,075	15,301
iStar Financial, Inc. (ö)(Ñ)	25,400	678
JPMorgan Chase & Co.	1,628,442	77,432
Keycorp	56,300	1,472
Lehman Brothers Holdings, Inc. (Ñ)	322,133	20,671
Mastercard, Inc. Class A (Ñ)	159,783	33,075
MBIA, Inc. (Ñ)	6,300	98
Merrill Lynch & Co., Inc.	96,770	5,458
MetLife, Inc.	286,930	16,920
MFA Mortgage Investments, Inc. (ö)	474,000	4,835
Morgan Stanley	649,650	32,112
National City Corp. (Ñ)	213,440	3,797
Old Republic International Corp. (Ñ)	62,800	938
PartnerRe, Ltd. - ADR	8,300	658
PMI Group, Inc. (The) (Ñ)	133,600	1,269
Prudential Financial, Inc.	70,600	5,957
Redwood Trust, Inc. (ö)(Ñ)	147,200	6,110
RenaissanceRe Holdings, Ltd. (Ñ)	90,725	5,170
State Street Corp.	147,100	12,080
SunTrust Banks, Inc.	95,080	6,556
Travelers Cos., Inc. (The)	263,759	12,687
UBS AG	242,060	9,995
Unum Group (Ñ)	149,500	3,382
US Bancorp	12,756	433
Wachovia Corp.	664,750	25,879
Washington Mutual, Inc. (Ñ)	114,480	2,280
Wells Fargo & Co.	1,127,931	38,361
Western Union Co. (The)	206,700	4,630
XL Capital, Ltd. Class A (Ñ)	8,300	373

		747,125

Health Care - 12.9%
Abbott Laboratories	269,200	15,156
Alcon, Inc.	46,900	6,660
Allergan, Inc./United States	321,560	21,606
AmerisourceBergen Corp. Class A	36,100	1,684
Amylin Pharmaceuticals, Inc. (Æ)(Ñ)	109,311	3,241
Baxter International, Inc.	211,880	12,870
Boston Scientific Corp. (Æ)	185,950	2,256
Brookdale Senior Living, Inc. (Ñ)	11,800	263
Cardinal Health, Inc.	11,100	643
Charles River Laboratories International, Inc. (Æ)	61,800	3,838
Cooper Cos., Inc. (The) (Ñ)	91,900	3,619
Covidien, Ltd. Class W	324,262	14,472
CVS Caremark Corp.	1,354,139	52,906

4	Diversified Equity Fund

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dentsply International, Inc.	62,200	2,569
Eli Lilly & Co.	41,900	2,159
Express Scripts, Inc. Class A (Æ)	124,000	8,369
Genentech, Inc. (Æ)	149,640	10,503
Genzyme Corp. (Æ)	135,960	10,622
Gilead Sciences, Inc. (Æ)	955,660	43,664
GlaxoSmithKline PLC - ADR	50,400	2,388
Human Genome Sciences, Inc. (Æ)(Ñ)	618,000	3,448
Intuitive Surgical, Inc. (Æ)	54,553	13,856
Johnson & Johnson	342,880	21,691
Medco Health Solutions, Inc. (Æ)	335,080	16,781
Merck & Co., Inc.	1,541,036	71,319
Millennium Pharmaceuticals, Inc. (Æ)(Ñ)	315,400	4,785
Mylan, Inc. (Ñ)	399,400	5,955
Novartis AG - ADR	336,750	17,043
Omnicare, Inc. (Ñ)	261,950	5,800
Pfizer, Inc.	872,400	20,405
PharMerica Corp. (Æ)(Ñ)	3,009	45
Schering-Plough Corp.	908,550	17,780
Shire PLC - ADR	49,770	2,680
St. Jude Medical, Inc. (Æ)	195,730	7,929
Stericycle, Inc. (Æ)	64,950	3,849
Stryker Corp.	234,800	15,725
Teva Pharmaceutical Industries, Ltd. - ADR	175,400	8,075
Thermo Fisher Scientific, Inc. (Æ)	531,790	27,382
UnitedHealth Group, Inc.	485,997	24,708
WellPoint, Inc. (Æ)	88,400	6,913
Wyeth	711,280	28,309

		543,966

Integrated Oils - 5.8%
BP PLC - ADR (Ñ)	12,400	791
Chevron Corp.	349,887	29,565
ConocoPhillips	191,202	15,357
Exxon Mobil Corp.	750,040	64,804
Hess Corp.	423,812	38,495
Marathon Oil Corp.	159,000	7,449
Occidental Petroleum Corp.	661,800	44,916
Petroleo Brasileiro SA - ADR	160,123	17,796
Royal Dutch Shell PLC - ADR	10,400	743
Total SA - ADR	359,770	26,184

		246,100

Materials and Processing - 5.3%
Agrium, Inc.	179,600	11,570
Air Products & Chemicals, Inc.	44,271	3,985

	Principal Amount ($) or Shares	Market Value $
Alcoa, Inc.	110,900	3,671
Allegheny Technologies, Inc.	39,767	2,800
ArcelorMittal	20,200	1,341
Archer-Daniels-Midland Co.	272,870	12,020
Ball Corp.	18,000	826
Bunge, Ltd. (Ñ)	40,458	4,793
Cameco Corp.	93,300	3,158
Chicago Bridge & Iron Co. NV	80,000	3,559
Cytec Industries, Inc.	143,200	8,107
Dow Chemical Co. (The)	119,800	4,631
EI Du Pont de Nemours & Co. (Ñ)	523,835	23,667
Fluor Corp.	72,600	8,833
International Paper Co.	28,900	932
Lennar Corp. Class B	13,200	254
Louisiana-Pacific Corp. (Ñ)	59,600	910
Lubrizol Corp.	17,000	894
Masco Corp. (Ñ)	682,310	15,645
Monsanto Co. (Ñ)	436,463	49,076
Mosaic Co. (The) (Æ)	43,550	3,963
Nalco Holding Co.	79,606	1,667
Nucor Corp.	128,500	7,427
Potash Corp. of Saskatchewan	65,400	9,214
PPG Industries, Inc.	204,130	13,491
Praxair, Inc.	173,947	14,074
Rohm & Haas Co. (Ñ)	214,700	11,454
Smurfit-Stone Container Corp. (Æ)(Ñ)	55,600	528
Sonoco Products Co.	41,700	1,287
St. Joe Co. (The)	8,650	336

		224,113

Miscellaneous - 2.5%
3M Co.	70,911	5,648
ABB, Ltd. - ADR	228,070	5,702
Brunswick Corp. (Ñ)	55,000	1,044
Eaton Corp. (Ñ)	73,000	6,042
General Electric Co.	1,845,155	65,337
Honeywell International, Inc.	128,650	7,599
SPX Corp.	17,700	1,781
Textron, Inc.	255,450	14,318

		107,471

Other Energy - 6.2%
Arch Coal, Inc. (Ñ)	505,400	22,238
Baker Hughes, Inc.	281,800	18,297
Cameron International Corp. (Æ)(Ñ)	315,647	12,708
Consol Energy, Inc.	365,390	26,673
Devon Energy Corp.	651,022	55,324
Diamond Offshore Drilling, Inc. (Ñ)	51,700	5,839

Diversified Equity Fund	5

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Halliburton Co.	260,300	8,634
Massey Energy Co.	152,550	5,672
National Oilwell Varco, Inc. (Æ)	119,400	7,191
Peabody Energy Corp. (Ñ)	11,725	633
Reliant Energy, Inc. (Æ)	650,650	13,839
Schlumberger, Ltd.	471,345	35,568
Transocean, Inc. (Æ)	85,323	10,461
Williams Cos., Inc.	563,598	18,018
XTO Energy, Inc.	418,200	21,721

		262,816

Producer Durables - 5.8%
Applied Materials, Inc.	1,022,340	18,320
Boeing Co.	63,750	5,303
Bombardier, Inc. (Æ)	1,217,100	6,000
Caterpillar, Inc.	10,600	754
Centex Corp. (Ñ)	299,650	8,324
Deere & Co.	222,296	19,509
DR Horton, Inc. (Ñ)	123,100	2,123
Emerson Electric Co.	480,600	24,434
Goodrich Corp.	11,700	732
Ingersoll-Rand Co., Ltd. Class A	39,300	1,553
KB Home (Ñ)	40,600	1,116
Lexmark International, Inc. Class A (Æ)(Ñ)	17,400	630
Lockheed Martin Corp.	446,135	48,147
Nokia OYJ - ADR	509,880	18,840
Northrop Grumman Corp.	186,200	14,777
NVR, Inc. (Æ)(Ñ)	15,710	9,921
Parker Hannifin Corp.	174,178	11,776
Pitney Bowes, Inc. (Ñ)	17,700	650
Pulte Homes, Inc. (Ñ)	59,900	979
Raytheon Co.	281,530	18,339
United Technologies Corp.	427,375	31,374

		243,601

Technology - 14.0%
Amphenol Corp. Class A	494,386	19,746
Analog Devices, Inc.	175,869	4,988
Apple, Inc. (Æ)	414,081	56,050
Applera Corp. - Applied Biosystems Group	187,400	5,909
Arrow Electronics, Inc. (Æ)	44,500	1,523
AU Optronics Corp. - ADR	659,364	10,939
Avnet, Inc. (Æ)	35,900	1,278
BearingPoint, Inc. (Æ)(Ñ)	831,850	1,630
Broadcom Corp. Class A (Æ)	345,000	7,618
Celestica, Inc. (Æ)	374,750	2,110

	Principal Amount ($) or Shares	Market Value $
Cisco Systems, Inc. (Æ)	2,415,950	59,191
Corning, Inc.	655,830	15,786
Dell, Inc. (Æ)	517,950	10,380
First Solar, Inc. (Æ)	22,100	4,017
Flextronics International, Ltd. (Æ)	73,700	862
Garmin, Ltd. (Ñ)	58,700	4,235
General Dynamics Corp.	163,576	13,816
Hewlett-Packard Co.	1,337,568	58,519
Ingram Micro, Inc. Class A (Æ)	69,900	1,243
Intel Corp.	1,653,588	35,056
International Business Machines Corp.	242,000	25,976
International Rectifier Corp. (Æ)(Ñ)	149,600	4,163
Juniper Networks, Inc. (Æ)	190,400	5,169
Linear Technology Corp.	123,800	3,426
Maxim Integrated Products, Inc.	363,400	7,144
MEMC Electronic Materials, Inc. (Æ)	186,600	13,334
Microsoft Corp.	2,445,972	79,739
Motorola, Inc.	197,250	2,274
Nvidia Corp.	189,500	4,660
Oracle Corp. (Æ)	1,024,970	21,063
Qimonda AG - ADR (Æ)(Ñ)	360,550	2,477
Qualcomm, Inc.	944,969	40,086
Research In Motion, Ltd. (Æ)	186,828	17,539
Salesforce.com, Inc. (Æ)(Ñ)	48,040	2,512
SanDisk Corp. (Æ)	19,850	505
Sanmina-SCI Corp. (Æ)	302,700	475
Seagate Technology, Inc. (Æ)	9,200	—
Siemens AG - ADR	27,450	3,563
Sunpower Corp. Class A (Æ)(Ñ)	62,370	4,309
Texas Instruments, Inc.	389,250	12,039
Tyco Electronics, Ltd.	829,164	28,034

		593,383

Utilities - 4.8%
Ameren Corp.	40,700	1,824
America Movil SAB de CV Series L	139,779	8,374
American Electric Power Co., Inc.	60,800	2,604
AT&T, Inc.	2,070,539	79,695
Atmos Energy Corp.	39,700	1,140
China Mobile, Ltd. - ADR (Ñ)	141,205	10,675
CMS Energy Corp. (Ñ)	79,700	1,249
Constellation Energy Group, Inc.	22,100	2,077
Dominion Resources, Inc.	136,800	5,882
Duke Energy Corp.	84,600	1,579
Embarq Corp.	211,811	9,595
Entergy Corp.	7,600	822
Progress Energy, Inc. - CVO	5,500	2
Public Service Enterprise Group, Inc.	97,500	9,360

6	Diversified Equity Fund

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sprint Nextel Corp.	574,450	6,049
Verizon Communications, Inc.	788,500	30,625
Vimpel-Communications - ADR	201,500	6,940
Vodafone Group PLC - ADR	707,700	24,628
Wisconsin Energy Corp.	34,400	1,566

		204,686

Total Common Stocks
(cost $3,656,761)		4,037,448

Preferred Stocks - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. (Æ)	1,050	1,212

Total Preferred Stocks
(cost $1,033)		1,212

Short-Term Investments - 6.3%
Russell Investment Company Money Market Fund	252,494,926	252,494
United States Treasury Bill (ç)(ž)(§)
1.728% due 03/20/08	600	599
2.115% due 03/20/08	500	499
2.238% due 03/20/08	500	499
2.962% due 03/20/08	12,500	12,450

Total Short-Term Investments
(cost $266,541)		266,541

	Principal Amount ($) or Shares	Market Value $
Other Securities - 6.7%
Russell Investment Company Money Market Fund (×)	83,662,792	83,663
State Street Securities Lending Quality Trust (×)	200,110,559	200,111

Total Other Securities
(cost $283,774)		283,774

Total Investments - 108.3%
(identified cost $4,208,109)		4,588,975

Other Assets and Liabilities, Net - (8.3%)		(352,390)

Net Assets - 100.0%		4,236,585

See accompanying notes which are an integral part of the financial statements.

Diversified Equity Fund	7

Russell Investment Company

Diversified Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 03/08 (65)	USD	24,430	(2,002)
S&P 500 E-Mini Index (CME) expiration date 03/08 (1,015)	USD	70,015	(4,381)
S&P 500 Index (CME) expiration date 03/08 (151)	USD	52,080	(635)
S&P Midcap 400 E-Mini Index (CME) expiration date 03/08 (806)	USD	64,996	(5,353)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(12,371)

See accompanying notes which are an integral part of the financial statements.

8	Diversified Equity Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.7%
Auto and Transportation - 3.4%
AAR Corp. (Æ)(Ñ)	149,474	4,404
Accuride Corp. (Æ)(Ñ)	16,400	103
Aftermarket Technology Corp. (Æ)	29,200	742
Alaska Air Group, Inc. (Æ)(Ñ)	43,300	1,095
Allegiant Travel Co. (Æ)	35,320	1,105
Amerigon, Inc. (Æ)	39,800	681
Arkansas Best Corp. (Ñ)	46,352	1,427
Atlas Air Worldwide Holdings, Inc. (Æ)	800	40
Bristow Group, Inc. (Æ)(Ñ)	29,380	1,479
CH Robinson Worldwide, Inc. (Ñ)	45,040	2,502
Con-way, Inc. (Ñ)	40,800	1,987
Continental Airlines, Inc. Class A (Æ)(Ñ)	10,437	284
Dana Corp. (Æ)(Ñ)	292,900	1
Danaos Corp. (Æ)(Ñ)	32,400	873
DryShips, Inc. (Ñ)	20,900	1,556
Dynamex, Inc. (Æ)(Ñ)	409	10
Expeditors International Washington, Inc. (Ñ)	56,381	2,666
FreightCar America, Inc.	12,500	471
HUB Group, Inc. Class A (Æ)	95,453	2,781
K-Sea Transportation Partners, LP (Ñ)	34,500	1,273
Kansas City Southern (Æ)(Ñ)	35,500	1,274
Kirby Corp. (Æ)	71,709	3,297
Lear Corp. (Æ)	37,809	1,110
Mesa Air Group, Inc. (Æ)(Ñ)	22,200	78
Modine Manufacturing Co. (Ñ)	42,400	655
Navistar International Corp. (Æ)	12,000	593
Northwest Airlines Corp. (Æ)	88,100	1,648
Polaris Industries, Inc.	500	22
Sauer-Danfoss, Inc. (Ñ)	7,800	168
Skywest, Inc.	87,131	2,267
StealthGas, Inc.	78,500	1,105
Stoneridge, Inc. (Æ)(Ñ)	8,300	74
TBS International, Ltd. Class A (Æ)(Ñ)	4,000	133
Teekay Corp. (Ñ)	18,900	894
TRW Automotive Holdings Corp. (Æ)(Ñ)	63,800	1,463
UTi Worldwide, Inc.	96,991	1,814
Visteon Corp. (Æ)(Ñ)	15,800	63
WABCO Holdings, Inc.	16,847	679
Wabtec Corp. (Ñ)	123,946	4,263

		47,080

	Principal Amount ($) or Shares	Market Value $
Consumer Discretionary - 13.8%
1-800-FLOWERS.COM, Inc. Class A (Æ)(Ñ)	32,963	257
Abercrombie & Fitch Co. Class A (Ñ)	55,200	4,399
ABM Industries, Inc. (Ñ)	32,700	678
Activision, Inc. (Æ)	321,477	8,317
Administaff, Inc. Series 2000-B Class A (Ñ)	17,036	511
Advance Auto Parts, Inc.	29,500	1,053
Advisory Board Co. (The) (Æ)(Ñ)	59,179	3,771
Alberto-Culver Co. Class B	103,000	2,759
America’s Car-Mart, Inc. (Æ)(Ñ)	9,296	106
American Eagle Outfitters, Inc. (Ñ)	60,500	1,393
American Greetings Corp. Class A (Ñ)	37,930	778
American Woodmark Corp. (Ñ)	21,865	459
AMN Healthcare Services, Inc. (Æ)	31,620	494
AnnTaylor Stores Corp. (Æ)	19,885	500
Apollo Group, Inc. Class A (Æ)	48,073	3,833
Asbury Automotive Group, Inc. (Ñ)	27,500	390
AutoNation, Inc. (Æ)(Ñ)	124,200	2,022
Bally Technologies, Inc. (Æ)(Ñ)	105,080	5,006
Barnes & Noble, Inc.	65,200	2,214
Big Lots, Inc. (Æ)(Ñ)	44,024	764
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	98,100	3,182
Blockbuster, Inc. Class A (Æ)(Ñ)	33,500	105
Blyth, Inc.	40,800	889
Bob Evans Farms, Inc. (Ñ)	21,500	639
Bowne & Co., Inc. (Ñ)	34,900	429
Brightpoint, Inc. (Æ)(Ñ)	77,400	985
Brown Shoe Co., Inc. (Ñ)	800	14
Buckle, Inc. (The) (Ñ)	19,300	803
Capella Education Co. (Æ)	8,400	530
Capital Senior Living Corp. (Æ)	18,433	141
Carter’s, Inc. (Æ)(Ñ)	27,200	501
CBRL Group, Inc. (Ñ)	23,687	741
CDI Corp. (Ñ)	13,800	268
Chemed Corp. (Ñ)	91,784	4,702
Cherokee, Inc.	2,100	71
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	8,300	1,010
Christopher & Banks Corp. (Ñ)	1,200	15
Convergys Corp. (Æ)	179,700	2,787
Copart, Inc. (Æ)	7,300	298
Corinthian Colleges, Inc. (Æ)(Ñ)	93,100	787
Corrections Corp. of America (Æ)	59,800	1,587
Darden Restaurants, Inc.	14,500	411
Denny’s Corp. (Æ)(Ñ)	75,000	254
DeVry, Inc. (Ñ)	105,724	5,835

Special Growth Fund	9

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Discovery Holding Co. Class A (Æ)(Ñ)	28,400	659
Dolby Laboratories, Inc. Class A (Æ)	52,800	2,275
Dollar Tree Stores, Inc. (Æ)	31,700	888
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	45,600	1,115
Dress Barn, Inc. (Æ)(Ñ)	17,500	213
Earthlink, Inc. (Æ)(Ñ)	196,900	1,341
Electronic Arts, Inc. Series C (Æ)(Ñ)	74,311	3,520
Elizabeth Arden, Inc. (Æ)(Ñ)	3,200	64
Entravision Communications Corp. Class A (Æ)	2,700	19
Ethan Allen Interiors, Inc. (Ñ)	46,970	1,454
Ezcorp, Inc. Class A (Æ)	28,846	381
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	65,080	3,127
Fossil, Inc. (Æ)	1,200	41
FTD Group, Inc.	42,700	544
FTI Consulting, Inc. (Æ)(Ñ)	90,600	5,011
Gaiam, Inc. Class A (Æ)	91,329	2,226
GameStop Corp. Class A (Æ)	61,347	3,174
Geo Group, Inc. (The) (Æ)(Ñ)	172,664	4,130
Harte-Hanks, Inc. (Ñ)	2,559	41
Hasbro, Inc. (Ñ)	90,800	2,358
Helen of Troy, Ltd. (Æ)(Ñ)	52,430	891
Hewitt Associates, Inc. Class A (Æ)	74,800	2,780
Hudson Highland Group, Inc. (Æ)(Ñ)	21,400	146
ICF International, Inc. (Æ)(Ñ)	31,200	808
Idearc, Inc. (Ñ)	2,900	47
Ihop Corp. (Ñ)	10,375	552
IKON Office Solutions, Inc. (Ñ)	49,751	407
Infospace, Inc. (Ñ)	41,700	397
Insight Enterprises, Inc. (Æ)	7,400	128
International Speedway Corp. Class A	35,000	1,433
inVentiv Health, Inc. (Æ)(Ñ)	77,200	2,539
J Crew Group, Inc. (Æ)(Ñ)	19,500	892
Jack in the Box, Inc. (Æ)	55,500	1,622
Jakks Pacific, Inc. (Æ)(Ñ)	6,300	148
Jo-Ann Stores, Inc. (Æ)(Ñ)	8,800	112
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	54,430	1,483
Journal Communications, Inc. Class A (Ñ)	85,600	706
Kelly Services, Inc. Class A (Ñ)	23,300	401
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	29,300	191
Learning Tree International, Inc. (Æ)	26,999	486
LECG Corp. (Æ)(Ñ)	18,472	157
Lin TV Corp. Class A (Æ)(Ñ)	42,600	556
LKQ Corp. (Æ)(Ñ)	130,063	2,327

	Principal Amount ($) or Shares	Market Value $
Macy’s, Inc. (Ñ)	47,035	1,300
Maidenform Brands, Inc. (Æ)(Ñ)	7,900	98
Matthews International Corp. Class A (Ñ)	13,036	637
MAXIMUS, Inc.	10,920	385
Media General, Inc. Class A (Ñ)	25,746	490
Meredith Corp.	30,000	1,410
MWI Veterinary Supply, Inc. (Æ)(Ñ)	400	15
Net 1 UEPS Technologies, Inc. (Æ)(Ñ)	21,202	608
NetFlix, Inc. (Æ)(Ñ)	10,900	274
Nu Skin Enterprises, Inc. Class A	28,476	468
Nuco2, Inc. (Æ)(Ñ)	100	3
NutriSystem, Inc. (Æ)(Ñ)	18,245	522
O’Charleys, Inc. (Ñ)	48,900	678
O’Reilly Automotive, Inc. (Æ)(Ñ)	59,930	1,764
Orient-Express Hotels, Ltd. Class A (Ñ)	61,032	3,158
Overstock.com, Inc. (Æ)(Ñ)	31,632	330
PC Connection, Inc. (Æ)(Ñ)	15,500	195
Perficient, Inc. (Æ)(Ñ)	242,900	3,374
Perry Ellis International, Inc. (Æ)(Ñ)	7,100	125
PetMed Express, Inc. (Æ)(Ñ)	7,700	95
Phillips-Van Heusen Corp. (Ñ)	101,719	4,286
Pier 1 Imports, Inc. (Æ)(Ñ)	207,300	1,420
Playboy Enterprises, Inc. Class B (Æ)(Ñ)	28,742	244
Pre-Paid Legal Services, Inc. (Æ)(Ñ)	6,200	344
PRG-Schultz International, Inc. (Æ)(Ñ)	2,787	22
priceline.com, Inc. (Æ)(Ñ)	16,035	1,740
Quiksilver, Inc. (Æ)(Ñ)	172,900	1,648
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	16,835	587
Rent-A-Center, Inc. Class A (Æ)	65,900	1,127
Republic Services, Inc. Class A	150,730	4,522
Revlon, Inc. Class A (Æ)(Ñ)	76,500	82
Rush Enterprises, Inc. Class A (Æ)(Ñ)	34,529	579
Sally Beauty Holdings, Inc. (Æ)(Ñ)	63,894	521
Scholastic Corp. (Æ)(Ñ)	66,799	2,289
School Specialty, Inc. (Æ)(Ñ)	16,205	526
Select Comfort Corp. (Æ)(Ñ)	4,300	34
Service Corp. International (Ñ)	53,200	640
Sinclair Broadcast Group, Inc. Class A (Ñ)	49,900	449
Sohu.com, Inc. (Æ)(Ñ)	8,100	377
Sonic Automotive, Inc. Class A (Ñ)	33,000	662
Spectrum Brands, Inc. (Æ)	16,900	79
Spherion Corp. (Æ)	96,400	644
Stage Stores, Inc. (Ñ)	94,656	1,133

10	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Stamps.com, Inc. (Æ)(Ñ)	2,316	24
Stanley Furniture Co., Inc.	6,200	83
Stanley Works (The)	32,500	1,669
Stewart Enterprises, Inc. Class A (Ñ)	128,800	917
Strayer Education, Inc.	7,600	1,312
Sturm Ruger & Co., Inc. (Æ)(Ñ)	1,300	12
Tech Data Corp. (Æ)	46,900	1,612
Toro Co. (Ñ)	7,100	350
United Natural Foods, Inc. (Æ)(Ñ)	75,541	1,811
United Online, Inc. (Ñ)	94,800	1,059
United Stationers, Inc. (Æ)(Ñ)	16,500	912
Universal Electronics, Inc. (Æ)(Ñ)	8,800	210
Urban Outfitters, Inc. (Æ)(Ñ)	95,020	2,756
VeriSign, Inc. (Æ)(Ñ)	150,292	5,098
Viad Corp. (Ñ)	23,200	621
Volt Information Sciences, Inc. (Æ)(Ñ)	16,100	301
Warnaco Group, Inc. (The) (Æ)	35,300	1,267
Warner Music Group Corp. (Ñ)	234,585	1,865
Washington Post Co. (The) Class B (Ñ)	2,405	1,789
Waste Connections, Inc. (Æ)	128,317	3,742
WESCO International, Inc. (Æ)(Ñ)	26,300	1,111
West Marine, Inc. (Æ)(Ñ)	14,000	120
Westwood One, Inc. (Ñ)	137,100	217
Whirlpool Corp. (Ñ)	16,000	1,362
Williams-Sonoma, Inc.	17,902	475
WMS Industries, Inc. (Æ)(Ñ)	5,534	207

		189,264

Consumer Staples - 1.5%
Alliance One International, Inc. (Æ)(Ñ)	128,900	486
Boston Beer Co., Inc. Class A (Æ)(Ñ)	220	8
Casey’s General Stores, Inc.	23,174	602
Chiquita Brands International, Inc. (Æ)(Ñ)	32,731	611
Coca-Cola Bottling Co. Consolidated (Ñ)	20,424	1,227
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	116,500	3,733
Great Atlantic & Pacific Tea Co. (Æ)	800	24
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	69,300	2,669
JM Smucker Co. (The) (Ñ)	19,800	925
Loews Corp. - Carolina Group	31,800	2,612
Molson Coors Brewing Co. Class B (Ñ)	49,600	2,216
Nash Finch Co. (Ñ)	20,600	735
NBTY, Inc. (Æ)	3,177	77
PepsiAmericas, Inc.	22,000	542
Pilgrim’s Pride Corp.	100	2
Ralcorp Holdings, Inc. (Æ)(Ñ)	11,019	600

	Principal Amount ($) or Shares	Market Value $
Ruddick Corp. (Ñ)	50,879	1,734
Schweitzer-Mauduit International, Inc. (Ñ)	18,100	431
TreeHouse Foods, Inc. (Æ)(Ñ)	25,200	526
Universal Corp. (Ñ)	16,009	797
Vector Group, Ltd. (Ñ)	300	6

		20,563

Financial Services - 15.2%
Advance America Cash Advance Centers, Inc. (Ñ)	78,564	703
Advanta Corp. Class B (Ñ)	1,905	19
Affiliated Managers Group, Inc. (Æ)(Ñ)	47,323	4,652
Agree Realty Corp.	4,000	116
Alexander’s, Inc. (Æ)(ö)(Ñ)	1,490	522
Alliance Data Systems Corp. (Æ)	27,730	1,392
Allied World Assurance Co. Holdings, Ltd.	21,800	1,038
AMB Property Corp. (ö)	50,500	2,555
American Financial Group, Inc. (Ñ)	62,400	1,730
Amerisafe, Inc. (Æ)	9,500	131
Amtrust Financial Services, Inc. (Ñ)	30,950	486
Annaly Capital Management, Inc. (ö)	120,200	2,370
Anthracite Capital, Inc. (ö)(Ñ)	47,833	359
Anworth Mortgage Asset Corp. (ö)	82,600	733
Apollo Investment Corp. (Ñ)	46,900	712
Arch Capital Group, Ltd. (Æ)	73,600	5,186
Ares Capital Corp. (Ñ)	102,300	1,430
Arthur J Gallagher & Co. (Ñ)	68,300	1,735
Ashford Hospitality Trust, Inc. (ö)(Ñ)	312,215	1,951
Aspen Insurance Holdings, Ltd.	132,208	3,731
Assurant, Inc.	98,545	6,395
Asta Funding, Inc.	5,100	101
Axis Capital Holdings, Ltd.	124,700	4,993
Bancfirst Corp. (Ñ)	4,100	185
Banco Latinoamericano de Exportaciones SA Class E (Ñ)	27,600	426
Bancorp, Inc. (Æ)(Ñ)	200	3
Bancorpsouth, Inc.	28,900	709
Bank of Hawaii Corp.	31,100	1,567
BankAtlantic Bancorp, Inc. Class A	16,100	89
BankUnited Financial Corp. Class A (Ñ)	31,005	184
Bear Stearns Cos., Inc. (The) (Ñ)	10,100	912
BOK Financial Corp. (Ñ)	9,356	510
Broadridge Financial Solutions, Inc.	151,800	3,288
Calamos Asset Management, Inc. Class A (Ñ)	22,370	488

Special Growth Fund	11

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Capital Trust, Inc. Class A (ö)	400	11
Capitol Bancorp, Ltd. (Ñ)	18,700	389
CapLease, Inc. (ö)(Ñ)	49,200	399
Cash America International, Inc. (Ñ)	28,052	912
Cathay General Bancorp (Ñ)	23,701	615
CBRE Realty Finance, Inc. (Æ)(ö)	14,200	81
Center Financial Corp.	800	9
Central Pacific Financial Corp. (Ñ)	16,700	317
CIT Group, Inc. (Ñ)	29,800	833
City Bank (Ñ)	6,900	151
City National Corp. (Ñ)	2,800	159
CNA Surety Corp. (Æ)	92,700	1,653
Colonial BancGroup, Inc. (The) (Ñ)	72,000	1,130
Commerce Bancshares, Inc. City MO (Ñ)	36,155	1,606
Community Bancorp (Æ)(Ñ)	5,900	99
Corus Bankshares, Inc. (Ñ)	56,844	723
Cullen/Frost Bankers, Inc.	14,200	773
Cybersource Corp. (Æ)	129,100	2,162
Darwin Professional Underwriters, Inc. (Æ)	4,800	106
DCT Industrial Trust, Inc. (Æ)(ö)(Ñ)	100	1
Deerfield Capital Corp. (ö)(Ñ)	35,000	280
Delphi Financial Group, Inc. Class A	12,700	399
Deluxe Corp. (Ñ)	90,477	2,200
DiamondRock Hospitality Co. (ö)	12,600	166
Digital Realty Trust, Inc. (ö)(Ñ)	19,305	690
Duke Realty Corp. (ö)	48,470	1,146
East West Bancorp, Inc. (Ñ)	78,245	1,883
EastGroup Properties, Inc. (ö)	8,000	331
Education Realty Trust, Inc. (ö)(Ñ)	33,000	389
EMC Insurance Group, Inc. (Ñ)	2,300	54
Equity Lifestyle Properties, Inc. (ö)(Ñ)	8,584	375
Euronet Worldwide, Inc. (Æ)(Ñ)	151,816	4,014
Evercore Partners, Inc. Class A (Æ)(Ñ)	3,100	56
Factset Research Systems, Inc. (Ñ)	21,200	1,186
Fair Isaac Corp. (Ñ)	9,700	247
FBL Financial Group, Inc. Class A	12,800	422
FCStone Group, Inc. (Æ)(Ñ)	68,600	3,042
Fidelity National Financial, Inc. Class A (Ñ)	26,600	524
First American Corp. (Ñ)	58,800	2,561
First Financial Bancorp	16,200	189
First Financial Holdings, Inc.	1,800	44
First Industrial Realty Trust, Inc. (ö)(Ñ)	37,100	1,292
First Mutual Bancshares, Inc.	64,072	1,725
First Potomac Realty Trust (ö)	21,300	370

	Principal Amount ($) or Shares	Market Value $
First Regional Bancorp (Æ)(Ñ)	53,469	1,084
FirstFed Financial Corp. (Æ)(Ñ)	6,300	264
Frontier Financial Corp. (Ñ)	30,825	628
Fulton Financial Corp. (Ñ)	38,710	488
GAMCO Investors, Inc. Class A (Ñ)	10,400	617
GFI Group, Inc. (Æ)(Ñ)	4,551	401
Global Payments, Inc.	125,488	4,693
Gramercy Capital Corp. (ö)(Ñ)	5,800	134
Great Southern Bancorp, Inc. (Ñ)	3,200	64
Greenhill & Co., Inc. (Ñ)	9,720	656
H&E Equipment Services, Inc. (Æ)	23,900	397
Hallmark Financial Services (Æ)	9,200	120
Hanmi Financial Corp. (Ñ)	82,733	712
Hanover Insurance Group, Inc. (The)	42,000	1,913
Harleysville Group, Inc.	12,200	435
HCC Insurance Holdings, Inc. (Ñ)	50,700	1,412
Heartland Payment Systems, Inc. (Ñ)	20,778	504
Hersha Hospitality Trust (ö)	16,800	151
Hospitality Properties Trust (ö)(Ñ)	105,500	3,582
HRPT Properties Trust (ö)(Ñ)	161,900	1,287
Huron Consulting Group, Inc. (Æ)(Ñ)	46,400	3,332
IMPAC Mortgage Holdings, Inc. (ö)	16,300	23
Imperial Capital Bancorp, Inc.	1,500	30
Independent Bank Corp. (Ñ)	10,800	314
Integra Bank Corp. (Ñ)	9,700	144
Interactive Brokers Group, Inc. Class A New (Æ)	36,200	1,260
Interactive Data Corp.	18,832	545
Intervest Bancshares Corp. Class A (Ñ)	6,263	94
Invesco, Ltd. (Ñ)	119,830	3,262
Investors Real Estate Trust (ö)	9,000	88
IPC Holdings, Ltd. (Ñ)	74,800	1,925
iStar Financial, Inc. (ö)(Ñ)	38,600	1,030
Jack Henry & Associates, Inc. (Ñ)	24,627	605
Janus Capital Group, Inc. (Ñ)	34,100	921
Knight Capital Group, Inc. Class A (Æ)(Ñ)	99,400	1,665
Kohlberg Capital Corp. (Æ)(Ñ)	93,412	1,156
Lexington Realty Trust (ö)	64,700	967
LTC Properties, Inc. (ö)	17,600	458
MainSource Financial Group, Inc. (Ñ)	4,300	67
Marlin Business Services Corp. (Æ)(Ñ)	67,000	716
MCG Capital Corp. (Ñ)	39,700	523
Meadowbrook Insurance Group, Inc. (Æ)(Ñ)	96,700	890
Medical Properties Trust, Inc. (ö)	43,900	555
MFA Mortgage Investments, Inc. (ö)	180,700	1,843
Midwest Banc Holdings, Inc.	19,900	228

12	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MVC Capital, Inc.	15,800	242
Nara Bancorp, Inc. (Ñ)	2,247	27
Nasdaq Stock Market, Inc. (The) (Æ)(Ñ)	141,300	6,538
National Health Investors, Inc. (ö)	1,400	41
National Retail Properties, Inc. (ö)(Ñ)	92,116	2,093
Nationwide Financial Services	34,700	1,533
Nationwide Health Properties, Inc. (ö)	2,853	90
NewStar Financial, Inc. (Æ)(Ñ)	15,700	137
NorthStar Realty Finance Corp. (ö)(Ñ)	134,900	1,310
Northwest Bancorp, Inc. (Ñ)	10,800	314
Ocwen Financial Corp. (Æ)(Ñ)	28,300	177
Odyssey Re Holdings Corp. (Ñ)	10,500	399
Old Republic International Corp. (Ñ)	60,250	900
OneBeacon Insurance Group, Ltd. Class A	23,700	502
optionsXpress Holdings, Inc. (Ñ)	89,977	2,440
Oriental Financial Group	17,100	273
Pacific Capital Bancorp NA (Ñ)	8,778	189
Park National Corp.	1,600	111
Parkway Properties, Inc. (ö)	20,500	736
Pennsylvania Real Estate Investment Trust (ö)	29,100	776
People’s United Financial, Inc. (Ñ)	99,400	1,679
Phoenix Cos., Inc. (The)	95,100	1,030
Platinum Underwriters Holdings, Ltd.	68,300	2,305
PMI Group, Inc. (The)	3,900	37
Portfolio Recovery Associates, Inc. (Ñ)	5,267	192
Post Properties, Inc. (ö)(Ñ)	83	4
Potlatch Corp. (ö)(Ñ)	23,325	1,001
Preferred Bank (Ñ)	20,028	441
Protective Life Corp.	52,300	2,078
Provident New York Bancorp (Ñ)	26,400	364
RAIT Financial Trust (ö)(Ñ)	72,500	671
Ramco-Gershenson Properties (ö)(Ñ)	1,300	29
Raymond James Financial, Inc. (Ñ)	110,200	3,096
Realty Income Corp. (ö)(Ñ)	28,374	692
Reinsurance Group of America, Inc. (Ñ)	28,200	1,635
RenaissanceRe Holdings, Ltd. (Ñ)	65,000	3,704
Roma Financial Corp. (Ñ)	8,400	132
Ryder System, Inc. (Ñ)	51,495	2,681
S1 Corp. (Æ)	207,412	1,174
Safety Insurance Group, Inc. (Ñ)	16,963	662
SeaBright Insurance Holdings, Inc. (Æ)	1,236	18
SEI Investments Co. (Ñ)	132,700	3,676
Senior Housing Properties Trust (ö)(Ñ)	17,103	383

	Principal Amount ($) or Shares	Market Value $
Sotheby’s Class A (Ñ)	19,307	600
Southwest Bancorp, Inc. (Ñ)	63,116	1,110
Sovran Self Storage, Inc. (ö)	32,500	1,288
StanCorp Financial Group, Inc.	45,300	2,229
Sterling Bancorp Class N	12,000	172
Sterling Bancshares, Inc. (Ñ)	87,886	881
Sterling Financial Corp. (Ñ)	37,903	674
Stifel Financial Corp. (Æ)(Ñ)	12,700	551
Strategic Hotels & Resorts, Inc. (ö)(Ñ)	30,044	431
Sun Bancorp, Inc. (Æ)(Ñ)	9,400	136
Sunstone Hotel Investors, Inc. (ö)	115,380	1,920
Superior Bancorp (Æ)(Ñ)	25,200	146
Susquehanna Bancshares, Inc. (Ñ)	10,600	225
SWS Group, Inc. (Ñ)	37,700	579
Taylor Capital Group, Inc.	8,500	167
Texas Capital Bancshares, Inc. (Æ)(Ñ)	30,041	524
TICC Capital Corp.	22,100	215
Total System Services, Inc.	132,679	3,065
TradeStation Group, Inc. (Æ)(Ñ)	31,200	340
Transatlantic Holdings, Inc.	9,600	655
U-Store-It Trust (ö)(Ñ)	94,400	899
UCBH Holdings, Inc.	700	10
Umpqua Holdings Corp.	300	5
United America Indemnity, Ltd. Class A (Æ)	18,900	388
United Bankshares, Inc.	31,400	1,010
United Fire & Casualty Co.	17,600	587
United Rentals, Inc. (Æ)	56,000	1,022
Universal American Corp. (Æ)(Ñ)	55,978	1,172
Universal Health Realty Income Trust (ö)(Ñ)	5,732	207
Unum Group (Ñ)	71,900	1,626
ViewPoint Financial Group	8,700	132
Waddell & Reed Financial, Inc. Class A	48,501	1,609
Webster Financial Corp.	41,700	1,412
WesBanco, Inc.	4,400	121
Whitney Holding Corp. (Ñ)	47,249	1,268
Wilmington Trust Corp. (Ñ)	18,800	656
Wilshire Bancorp, Inc. (Ñ)	3,700	29
Winthrop Realty Trust (ö)	47,300	268
World Acceptance Corp. (Æ)(Ñ)	1,800	54
WP Stewart & Co., Ltd. (Æ)	22,000	117
Wright Express Corp. (Æ)	17,482	523
Zenith National Insurance Corp. (Ñ)	64,496	2,568
Zions Bancorporation (Ñ)	28,500	1,560

		208,961

Special Growth Fund	13

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 13.2%
Abaxis, Inc. (Æ)(Ñ)	97,000	3,157
Accelrys, Inc. (Æ)(Ñ)	143,200	928
Advanced Medical Optics, Inc. (Æ)(Ñ)	97,600	2,053
Albany Molecular Research, Inc. (Æ)(Ñ)	27,991	301
Allscripts Healthcare Solutions, Inc. (Æ)(Ñ)	156,167	2,316
Alnylam Pharmaceuticals, Inc. (Æ)(Ñ)	7,607	229
Amedisys, Inc. (Æ)(Ñ)	57,000	2,430
American Medical Systems Holdings, Inc. (Æ)(Ñ)	77,286	1,104
American Oriental Bioengineering, Inc. (Æ)	3,300	32
AMERIGROUP Corp. Class A (Æ)(Ñ)	196,038	7,355
Amsurg Corp. Class A (Æ)(Ñ)	27,900	719
Animal Health International, Inc. New (Æ)(Ñ)	1,295	16
Applera Corp. - Celera Group (Æ)	83,100	1,273
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	123,322	423
Arthrocare Corp. (Æ)(Ñ)	33,269	1,332
Beckman Coulter, Inc.	24,100	1,603
Bio-Rad Laboratories, Inc. Class A (Æ)(Ñ)	12,680	1,207
Bio-Reference Labs, Inc. (Æ)(Ñ)	14,760	404
Bradley Pharmaceuticals, Inc. (Æ)(Ñ)	13,331	265
Centene Corp. (Æ)(Ñ)	81,100	1,942
Cepheid, Inc. (Æ)(Ñ)	126,700	3,869
Charles River Laboratories International, Inc. (Æ)	47,632	2,958
China Medical Technologies, Inc. - ADR	51,100	2,436
Community Health Systems, Inc. (Æ)(Ñ)	66,200	2,125
Cooper Cos., Inc. (The) (Ñ)	70,800	2,788
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	25,546	434
Cutera, Inc. (Æ)	100	1
Cypress Bioscience, Inc. (Æ)	36,705	308
Dentsply International, Inc.	35,800	1,479
Discovery Laboratories, Inc. (Æ)(Ñ)	87,400	166
Eclipsys Corp. (Æ)(Ñ)	29,012	747
Emergency Medical Services Corp. Class A (Æ)(Ñ)	10,031	309
eResearchTechnology, Inc. (Æ)(Ñ)	142,079	1,381
Gen-Probe, Inc. (Æ)(Ñ)	46,200	2,640
Genomic Health, Inc. (Æ)(Ñ)	39,900	837
Haemonetics Corp. (Æ)	78,788	4,715
Hanger Orthopedic Group, Inc. (Æ)	9,900	92

	Principal Amount ($) or Shares	Market Value $
HealthExtras, Inc. (Æ)	58,800	1,626
Healthspring, Inc. (Æ)	165,168	3,417
Healthways, Inc. (Æ)(Ñ)	57,386	3,231
HMS Holdings Corp. (Æ)(Ñ)	219,384	6,933
Hologic, Inc. (Æ)(Ñ)	150,181	9,666
I-Flow Corp. (Æ)(Ñ)	28,769	411
Icon PLC - ADR (Æ)	50,380	3,158
Illumina, Inc. (Æ)(Ñ)	172,972	11,018
Immucor, Inc. (Æ)(Ñ)	234,081	6,751
IMS Health, Inc.	36,400	870
Intuitive Surgical, Inc. (Æ)	4,600	1,168
Invacare Corp. (Ñ)	117,017	2,848
Invitrogen Corp. (Æ)(Ñ)	47,500	4,069
Kendle International, Inc. (Æ)	13,275	563
Kindred Healthcare, Inc. (Æ)(Ñ)	22,400	617
King Pharmaceuticals, Inc. (Æ)(Ñ)	288,700	3,028
KV Pharmaceutical Co. Class A (Æ)(Ñ)	36,600	951
Landauer, Inc. (Ñ)	2,200	105
Martek Biosciences Corp. (Æ)(Ñ)	2,100	60
Masimo Corp. (Æ)(Ñ)	37,341	1,333
Medcath Corp. (Æ)(Ñ)	3,600	90
Medicis Pharmaceutical Corp. Class A (Ñ)	98,264	1,996
Meridian Bioscience, Inc. (Ñ)	121,800	3,826
Merit Medical Systems, Inc. (Æ)	46,800	753
Millennium Pharmaceuticals, Inc. (Æ)(Ñ)	105,500	1,600
Millipore Corp. (Æ)(Ñ)	17,200	1,207
Molina Healthcare, Inc. (Æ)(Ñ)	50,416	1,720
Myriad Genetics, Inc. (Æ)(Ñ)	45,000	1,935
Neurocrine Biosciences, Inc. (Æ)(Ñ)	80,500	434
NuVasive, Inc. (Æ)	52,300	2,061
Omrix Biopharmaceuticals, Inc. (Æ)(Ñ)	42,400	986
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	17,355	692
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	20,300	389
Pediatrix Medical Group, Inc. (Æ)	72,500	4,937
Perrigo Co. (Ñ)	145,583	4,490
Pharmaceutical Product Development, Inc.	14,300	622
Pharmacopeia, Inc. (Æ)	98,450	413
PharmaNet Development Group, Inc. (Æ)(Ñ)	13,791	562
PharMerica Corp. (Æ)(Ñ)	57,700	856
Phase Forward, Inc. (Æ)	11,400	197
PSS World Medical, Inc. (Æ)	25,632	443
Psychiatric Solutions, Inc. (Æ)(Ñ)	188,144	5,676
Quality Systems, Inc. (Ñ)	86,833	2,639
Quidel Corp. (Æ)	4,700	74

14	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Repligen Corp. (Æ)	3,200	21
Resmed, Inc. (Æ)(Ñ)	69,089	3,218
Sirona Dental Systems, Inc. (Æ)(Ñ)	163,626	4,521
Somanetics Corp. (Æ)	6,317	169
SonoSite, Inc. (Æ)	14,273	497
Stericycle, Inc. (Æ)	25,320	1,500
Sun Healthcare Group, Inc. Class W (Æ)(Ñ)	2,363	41
SurModics, Inc. (Æ)(Ñ)	8,460	369
Symmetry Medical, Inc. (Æ)	11,179	203
Techne Corp. (Æ)	78,689	5,115
VCA Antech, Inc. (Æ)	94,400	3,650
Viropharma, Inc. (Æ)(Ñ)	107,300	951
Vivus, Inc. (Æ)(Ñ)	6,000	36
Zimmer Holdings, Inc. (Æ)	51,747	4,050

		181,136

Integrated Oils - 0.0%
Vaalco Energy, Inc. (Æ)(Ñ)	25,585	115

Materials and Processing - 10.5%
Acuity Brands, Inc. (Ñ)	37,901	1,725
Airgas, Inc.	67,865	3,150
AM Castle & Co. (Ñ)	74,504	1,578
Apogee Enterprises, Inc. (Ñ)	30,999	541
Ashland, Inc.	45,200	2,058
Ball Corp.	14,000	642
Barnes Group, Inc. (Ñ)	78,572	2,094
Bluegreen Corp. (Æ)(Ñ)	8,200	70
Brush Engineered Materials, Inc. (Æ)	2,100	60
Buckeye Technologies, Inc. (Æ)(Ñ)	130,956	1,722
Calgon Carbon Corp. (Æ)	34,405	529
Cambrex Corp. (Ñ)	144,400	1,372
Carpenter Technology Corp. (Ñ)	38,880	2,397
Celanese Corp. Class A	103,300	3,841
Century Aluminum Co. (Æ)(Ñ)	2,800	146
CF Industries Holdings, Inc.	15,200	1,625
Chemtura Corp.	159,000	1,065
Chicago Bridge & Iron Co. NV	102,988	4,582
Cie Generale de Geophysique-Veritas - ADR (Æ)	57,675	2,692
Comfort Systems USA, Inc.	51,500	632
Constar International, Inc. (Æ)(Ñ)	64,300	193
Corn Products International, Inc. (Ñ)	17,900	605
Crown Holdings, Inc. (Æ)	84,600	2,074
Cytec Industries, Inc.	77,700	4,399
Domtar Corp. Class W (Æ)	196,900	1,589
Dycom Industries, Inc. (Æ)	19,100	451

	Principal Amount ($) or Shares	Market Value $
Dynamic Materials Corp. (Ñ)	31,700	1,698
Eastman Chemical Co. (Ñ)	45,000	2,973
EMCOR Group, Inc. (Æ)	208,013	4,562
EnerSys (Æ)(Ñ)	16,400	378
Ennis, Inc. (Ñ)	85,800	1,358
Ferro Corp. (Ñ)	15,205	269
Gerdau Ameristeel Corp. (Ñ)	119,700	1,488
Gibraltar Industries, Inc.	1,000	13
Glatfelter (Ñ)	13,400	194
GrafTech International, Ltd. (Æ)	65,800	990
Granite Construction, Inc. (Ñ)	38,000	1,447
Great Lakes Dredge & Dock Corp. (Ñ)	17,900	113
Haynes International, Inc. (Æ)(Ñ)	29,080	1,285
Hecla Mining Co. (Æ)(Ñ)	4,700	44
Hercules, Inc.	97,345	1,706
HFF, Inc. (Æ)	15,900	109
Hilltop Holdings, Inc. (Æ)(Ñ)	29,500	327
Horsehead Holding Corp. (Æ)(Ñ)	79,500	1,192
Interface, Inc. Class A (Ñ)	34,287	547
Jacobs Engineering Group, Inc. (Æ)(Ñ)	51,200	3,914
KBR, Inc. (Æ)	201,517	6,366
Koppers Holdings, Inc. (Ñ)	27,500	920
Layne Christensen Co. (Æ)(Ñ)	11,100	410
LB Foster Co. Class A (Æ)(Ñ)	38,078	1,753
Lennox International, Inc.	111,400	4,140
LSI Industries, Inc. (Ñ)	29,560	363
Lubrizol Corp.	21,000	1,105
Lydall, Inc. (Æ)	19,200	174
McDermott International, Inc. (Æ)	194,049	9,155
Mercer International, Inc. (Æ)	1,900	16
Meruelo Maddux Properties, Inc. (Æ)	33,285	175
Michael Baker Corp. (Æ)	3,008	103
Minerals Technologies, Inc. (Ñ)	3,600	196
Mueller Industries, Inc. (Ñ)	3,000	84
Multi-Color Corp. (Ñ)	3,400	72
Myers Industries, Inc. (Ñ)	7,298	86
NewMarket Corp. (Ñ)	400	22
Novagold Resources, Inc. (Æ)	84,050	961
Olin Corp. (Ñ)	110,800	2,270
Olympic Steel, Inc. (Ñ)	9,619	325
OM Group, Inc. (Æ)	114,671	6,580
Owens-Illinois, Inc. (Æ)	14,600	736
Perini Corp. (Æ)(Ñ)	32,600	1,139
PolyOne Corp. (Æ)(Ñ)	9,400	58
Quaker Chemical Corp.	7,000	140
Quanex Corp. (Ñ)	3,226	169
Quanta Services, Inc. (Æ)(Ñ)	189,003	4,143
Rock-Tenn Co. Class A	99,594	2,847

Special Growth Fund	15

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rockwood Holdings, Inc. (Æ)(Ñ)	6,300	185
Rollins, Inc.	3,000	53
RTI International Metals, Inc. (Æ)	31,320	1,730
Schnitzer Steel Industries, Inc. Class A (Ñ)	25,898	1,467
Schulman A, Inc. (Ñ)	21,500	438
Shaw Group, Inc. (The) (Æ)(Ñ)	13,400	757
Sigma-Aldrich Corp. (Ñ)	43,500	2,160
Simpson Manufacturing Co., Inc. (Ñ)	3,800	105
Smurfit-Stone Container Corp. (Æ)(Ñ)	189,700	1,800
Sonoco Products Co.	50,100	1,546
Spartech Corp. (Ñ)	34,300	505
Standard Register Co. (The) (Ñ)	1,700	16
Steel Dynamics, Inc.	34,258	1,787
Superior Essex, Inc. (Æ)(Ñ)	24,889	599
Tejon Ranch Co. (Æ)	10,100	382
Terra Nitrogen Co., LP (Ñ)	19,100	2,629
Timken Co.	76,800	2,322
Tredegar Corp. (Ñ)	21,614	300
Trimas Corp. (Æ)(Ñ)	97,400	675
URS Corp. (Æ)(Ñ)	244,254	10,723
US Concrete, Inc. (Æ)	5,300	20
USEC, Inc. (Æ)(Ñ)	136,559	1,102
Valspar Corp.	33,800	677
Wausau Paper Corp. (Ñ)	24,400	218
WD-40 Co. (Ñ)	11,701	395
WR Grace & Co. (Æ)(Ñ)	13,500	305
Xerium Technologies, Inc.	27,200	129

		143,972

Miscellaneous - 0.7%
Brunswick Corp. (Ñ)	64,800	1,231
Johnson Controls, Inc.	49,800	1,761
SPX Corp.	32,000	3,219
Teleflex, Inc.	25,800	1,525
Wesco Financial Corp. (Ñ)	4,658	1,845

		9,581

Other Energy - 7.9%
Alon USA Energy, Inc. (Ñ)	12,607	229
Alpha Natural Resources, Inc. (Æ)(Ñ)	31,675	1,060
Atlas America, Inc.	23,400	1,198
Atlas Pipeline Partners, LP (Ñ)	34,675	1,560
ATP Oil & Gas Corp. (Æ)(Ñ)	12,400	467
Atwood Oceanics, Inc. (Æ)(Ñ)	54,700	4,545
Berry Petroleum Co. Class A (Ñ)	55,900	2,095
Bill Barrett Corp. (Æ)(Ñ)	13,996	585
Bois d’Arc Energy, Inc. (Æ)(Ñ)	133,000	2,547

	Principal Amount ($) or Shares	Market Value $
Brigham Exploration Co. (Æ)(Ñ)	282,800	1,963
Bronco Drilling Co., Inc. (Æ)(Ñ)	96,500	1,511
Callon Petroleum Co. (Æ)	100	2
Cameron International Corp. (Æ)(Ñ)	30,412	1,224
Carrizo Oil & Gas, Inc. (Æ)(Ñ)	58,400	2,843
Comstock Resources, Inc. (Æ)	66,021	2,093
Continental Resources, Inc. (Æ)(Ñ)	25,600	638
Core Laboratories NV (Æ)(Ñ)	43,211	4,870
Delek US Holdings, Inc. (Ñ)	26,000	427
Denbury Resources, Inc. (Æ)	24,500	620
Dresser-Rand Group, Inc. (Æ)	43,200	1,369
Dril-Quip, Inc. (Æ)	66,267	3,217
Enbridge Energy Partners, LP Class A	35,570	1,811
Energy Partners, Ltd. (Æ)	6,925	84
EnerNOC, Inc. - ADR (Æ)(Ñ)	40,900	1,442
EXCO Resources, Inc. (Æ)(Ñ)	85,000	1,274
Exterran Holdings, Inc. (Æ)(Ñ)	2,600	170
FMC Technologies, Inc. (Æ)(Ñ)	90,374	4,352
Geokinetics, Inc. (Æ)	5,506	94
Global Industries, Ltd. (Æ)	65,100	1,150
Goodrich Petroleum Corp. (Æ)(Ñ)	67,223	1,338
Helmerich & Payne, Inc.	76,500	3,000
Hercules Offshore, Inc. (Æ)	64,717	1,492
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	71,500	2,766
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	36,400	1,850
James River Coal Co. (Æ)(Ñ)	10,800	132
Mariner Energy, Inc. (Æ)(Ñ)	13,300	333
Meridian Resource Corp. (Æ)(Ñ)	33,589	56
Mitcham Industries, Inc. (Æ)	21,214	356
NATCO Group, Inc. Class A (Æ)	44,700	2,046
Newfield Exploration Co. (Æ)(Ñ)	30,600	1,526
Oceaneering International, Inc. (Æ)	112,868	6,499
Ormat Technologies, Inc. (Ñ)	29,800	1,295
OSG America, LP (Æ)	74,500	1,195
Patterson-UTI Energy, Inc. (Ñ)	117,800	2,307
Penn Virginia Corp. (Ñ)	19,658	838
PetroHawk Energy Corp. (Æ)(Ñ)	47,823	753
Petroquest Energy, Inc. (Æ)(Ñ)	261,000	3,372
Quicksilver Resources, Inc. (Æ)(Ñ)	27,600	1,569
Range Resources Corp.	72,700	3,796
Rosetta Resources, Inc. (Æ)	19,200	337
Rowan Cos., Inc.	44,900	1,528
SEACOR Holdings, Inc. (Æ)(Ñ)	25,100	2,214
Southwestern Energy Co. (Æ)	56,200	3,142
St. Mary Land & Exploration Co.	28,700	1,011
Stone Energy Corp. (Æ)	81,494	3,341
Superior Energy Services (Æ)	71,300	2,858
Swift Energy Co. (Æ)	25,000	1,079

16	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Teekay Tankers, Ltd. (Æ)	65,500	1,245
TEPPCO Partners, LP (Ñ)	38,000	1,475
Tesoro Corp. (Ñ)	31,500	1,230
Tetra Technologies, Inc. (Æ)(Ñ)	68,000	1,064
Union Drilling, Inc. (Æ)	14,300	220
Unit Corp. (Æ)	44,500	2,230
Whiting Petroleum Corp. (Æ)	31,800	1,709
XTO Energy, Inc.	40,761	2,117

		108,759

Producer Durables - 8.3%
Actuant Corp. Class A (Ñ)	22,676	620
Advanced Energy Industries, Inc. (Æ)	36,500	395
AGCO Corp. (Æ)(Ñ)	44,000	2,650
Altra Holdings, Inc. (Æ)	100,526	1,358
American Ecology Corp.	400	9
Arris Group, Inc. (Æ)(Ñ)	107,300	943
ATMI, Inc. (Æ)	5,100	134
BE Aerospace, Inc. (Æ)	128,940	4,978
Beazer Homes USA, Inc.	45,700	399
Belden, Inc. (Ñ)	92,533	3,914
Canadian Solar, Inc. (Æ)(Ñ)	107,900	1,994
Chart Industries, Inc. (Æ)(Ñ)	95,254	2,411
Cognex Corp. (Ñ)	54,800	838
Columbus McKinnon Corp. (Æ)(Ñ)	50,540	1,292
CommScope, Inc. (Æ)(Ñ)	70,521	3,128
Crane Co.	50,000	2,043
Credence Systems Corp. (Æ)(Ñ)	11,027	14
CTS Corp.	71,100	754
Curtiss-Wright Corp.	5,600	234
Cymer, Inc. (Æ)(Ñ)	12,485	337
Darling International, Inc. (Æ)	60,818	705
Dionex Corp. (Æ)(Ñ)	25,520	1,789
Ducommun, Inc. (Æ)	5,600	177
Emcore Corp. (Æ)(Ñ)	151,800	2,075
Entegris, Inc. (Æ)(Ñ)	40,182	309
ESCO Technologies, Inc. (Æ)(Ñ)	33,400	1,252
Esterline Technologies Corp. (Æ)	11,362	529
Flowserve Corp.	56,100	4,607
Gardner Denver, Inc. (Æ)	88,300	2,864
General Cable Corp. (Æ)(Ñ)	25,700	1,491
Goodrich Corp.	145,807	9,120
Hardinge, Inc. (Ñ)	17,500	298
HNI Corp. (Ñ)	37,441	1,260
Hubbell, Inc. Class B (Ñ)	60,700	2,894
Joy Global, Inc.	43,564	2,747
Kimball International, Inc. Class B	23,600	292
KLA-Tencor Corp.	27,000	1,128

	Principal Amount ($) or Shares	Market Value $
Knoll, Inc.	47,603	636
MasTec, Inc. (Æ)(Ñ)	32,900	275
Mattson Technology, Inc. (Æ)(Ñ)	19,600	112
Meritage Homes Corp. (Æ)	11,400	168
Milacron, Inc. (Æ)(Ñ)	16,612	54
Molex, Inc.	59,100	1,421
Moog, Inc. Class A (Æ)(Ñ)	37,416	1,723
Nanometrics, Inc. (Æ)	10,716	65
Pall Corp.	112,200	4,139
Park-Ohio Holdings Corp. (Æ)	2,700	60
Plantronics, Inc. (Ñ)	22,916	438
Polycom, Inc. (Æ)	165,340	4,175
Ritchie Bros Auctioneers, Inc.	86,022	7,078
Robbins & Myers, Inc. (Ñ)	89,015	5,900
Steelcase, Inc. Class A (Ñ)	73,600	1,128
Sun Hydraulics Corp. (Ñ)	12,750	293
Suntech Power Holdings Co., Ltd. -ADR (Æ)(Ñ)	45,700	2,501
Technitrol, Inc.	75,243	1,705
Tecumseh Products Co. Class A (Æ)(Ñ)	121,304	2,829
Teledyne Technologies, Inc. (Æ)	40,300	2,081
Tennant Co. (Ñ)	20,000	660
Teradyne, Inc. (Æ)	34,200	375
Terex Corp. (Æ)	3,500	206
TransDigm Group, Inc. (Æ)	24,100	997
Triumph Group, Inc. (Ñ)	50,700	2,738
Twin Disc, Inc.	9,719	147
Ultra Clean Holdings (Æ)(Ñ)	132,948	1,302
Ultratech, Inc. (Æ)(Ñ)	118,400	1,125
Waters Corp. (Æ)(Ñ)	25,500	1,465
Woodward Governor Co.	63,937	4,014
WW Grainger, Inc. (Ñ)	19,600	1,560

		113,352

Technology - 15.8%
Adaptec, Inc. (Æ)(Ñ)	104,909	327
ADC Telecommunications, Inc. (Æ)(Ñ)	112,900	1,670
Alliance Semiconductor Corp.	104,800	138
AMIS Holdings, Inc. (Æ)	26,500	194
Amkor Technology, Inc. (Æ)(Ñ)	46,500	355
Amphenol Corp. Class A	215,744	8,617
Ansoft Corp. (Æ)	55	1
Ansys, Inc. (Æ)	234,057	8,171
Applied Micro Circuits Corp. (Æ)(Ñ)	55,624	447
ARM Holdings PLC - ADR	216,700	1,534
Arrow Electronics, Inc. (Æ)(Ñ)	54,900	1,879
ASE Test, Ltd. (Æ)(Ñ)	48,800	699
AsiaInfo Holdings, Inc. (Æ)(Ñ)	25,749	226

Special Growth Fund	17

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Avanex Corp. (Æ)(Ñ)	397,600	378
Avici Systems, Inc.	9,600	66
Avnet, Inc. (Æ)	135,600	4,829
Avocent Corp. (Æ)(Ñ)	34,553	574
BearingPoint, Inc. (Æ)(Ñ)	223,400	438
Blackbaud, Inc.	3,300	91
Blackboard, Inc. (Æ)	64,812	2,267
Bookham, Inc. (Æ)(Ñ)	86,500	157
Brocade Communications Systems, Inc. (Æ)(Ñ)	411,300	2,834
CACI International, Inc. Class A (Æ)(Ñ)	14,303	623
Captaris, Inc. (Æ)(Ñ)	27,236	92
Cavium Networks, Inc. (Æ)(Ñ)	82,500	1,577
Checkpoint Systems, Inc. (Æ)	38,400	912
ChipMOS TECHNOLOGIES Bermuda, Ltd. (Æ)(Ñ)	208,966	740
Ciber, Inc. (Æ)	13,300	64
CMGI, Inc. (Æ)	50,400	650
Cognizant Technology Solutions Corp. Class A (Æ)	76,500	2,134
Compuware Corp. (Æ)	31,300	266
COMSYS IT Partners, Inc. (Æ)(Ñ)	6,162	66
Comtech Telecommunications Corp. (Æ)(Ñ)	64,700	2,899
Comverse Technology, Inc. (Æ)	126,000	2,060
Concur Technologies, Inc. (Æ)	18,171	637
Conexant Systems, Inc. (Æ)(Ñ)	617,140	426
Constant Contact, Inc. (Æ)(Ñ)	38,200	814
Cray, Inc. (Æ)(Ñ)	33,800	185
CSG Systems International, Inc. (Æ)	55,000	702
Cubic Corp. (Ñ)	24,700	663
Data Domain, Inc. (Æ)	96,000	2,164
Digi International, Inc. (Æ)	20,905	245
Digital River, Inc. (Æ)(Ñ)	8,183	307
Diodes, Inc. (Æ)(Ñ)	125,550	2,906
DivX, Inc. New (Æ)	105,800	1,508
EMS Technologies, Inc. (Æ)(Ñ)	526	14
EPIQ Systems, Inc. (Æ)(Ñ)	105,500	1,556
Equinix, Inc. (Æ)	37,001	2,795
Extreme Networks (Æ)(Ñ)	111,500	385
F5 Networks, Inc. (Æ)(Ñ)	91,626	2,156
FalconStor Software, Inc. (Æ)(Ñ)	34,693	306
First Solar, Inc. (Æ)(Ñ)	10,400	1,890
Flir Systems, Inc. (Æ)(Ñ)	185,280	5,610
Foundry Networks, Inc. (Æ)	297,055	4,099
GeoEye, Inc. (Æ)	84,353	2,949
Harris Corp.	68,200	3,730

	Principal Amount ($) or Shares	Market Value $
Hittite Microwave Corp. (Æ)(Ñ)	131,299	5,228
Ikanos Communications, Inc. (Æ)(Ñ)	108,200	566
Informatica Corp. (Æ)(Ñ)	356,286	6,880
Ingram Micro, Inc. Class A (Æ)	121,300	2,157
Integrated Device Technology, Inc. (Æ)	4,200	31
Interactive Intelligence, Inc. (Æ)(Ñ)	25,010	410
Intermec, Inc. (Æ)(Ñ)	112,059	2,232
Interwoven, Inc. (Æ)	133,300	1,689
Intuit, Inc. (Æ)	119,588	3,670
ION Geophysical Corp. (Æ)(Ñ)	154,800	1,920
Ixia (Æ)	20,071	149
JDA Software Group, Inc. (Æ)(Ñ)	18,900	336
JDS Uniphase Corp. (Æ)(Ñ)	87,900	915
Keynote Systems, Inc. (Æ)(Ñ)	90,600	887
Lawson Software, Inc. (Æ)	63,400	551
Manhattan Associates, Inc. (Æ)(Ñ)	36,533	906
MEMC Electronic Materials, Inc. (Æ)	26,900	1,922
Mercadolibre, Inc. (Æ)(Ñ)	30,600	1,133
Mercury Computer Systems, Inc. (Æ)(Ñ)	85,900	713
Merrimac Industries, Inc. (Æ)	20,600	169
Methode Electronics, Inc.	83,151	1,008
Micrel, Inc. (Ñ)	2	—
Micros Systems, Inc. (Æ)(Ñ)	145,080	8,934
Microsemi Corp. (Æ)(Ñ)	118,600	2,695
MicroStrategy, Inc. Class A (Æ)(Ñ)	4,346	317
Monolithic Power Systems, Inc. (Æ)(Ñ)	56,800	888
Netlogic Microsystems, Inc. (Æ)(Ñ)	79,000	2,054
Netscout Systems, Inc. (Æ)	44,083	432
Nice Systems, Ltd. - ADR (Æ)	239,726	7,338
Novatel Wireless, Inc. (Æ)(Ñ)	833	13
Nuance Communications, Inc. (Æ)	41,200	655
Omniture, Inc. (Æ)	65,700	1,624
ON Semiconductor Corp. (Æ)(Ñ)	82,600	535
Oplink Communications, Inc. (Æ)	4,900	63
Orckit Communications, Ltd. (Æ)(Ñ)	73,800	554
OSI Systems, Inc. (Æ)(Ñ)	6,886	161
Park Electrochemical Corp.	500	12
Pericom Semiconductor Corp. (Æ)(Ñ)	7,521	102
PerkinElmer, Inc.	292,578	7,282
Rackable Systems, Inc. (Æ)(Ñ)	39,400	329
RADWARE, Ltd. (Æ)	47,100	659
RealNetworks, Inc. (Æ)(Ñ)	135,800	792
RF Micro Devices, Inc. (Æ)(Ñ)	160,757	519
SAIC, Inc. (Æ)(Ñ)	103,600	1,958
Sanmina-SCI Corp. (Æ)	650,600	1,021
Sapient Corp. (Æ)	73,400	515
Satyam Computer Services, Ltd. - ADR (Ñ)	112,000	2,727

18	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Seachange International, Inc. (Æ)(Ñ)	149,200	1,047
Seagate Technology (Ñ)	100,845	2,044
Secure Computing Corp. (Æ)(Ñ)	59,514	533
Sigmatel, Inc. (Æ)(Ñ)	32,900	56
Silicon Image, Inc. (Æ)(Ñ)	46,800	207
SiRF Technology Holdings, Inc. (Æ)(Ñ)	167,557	2,565
Skyworks Solutions, Inc. (Æ)(Ñ)	412,200	3,318
SonicWALL, Inc. (Æ)	86,400	759
SRA International, Inc. Class A (Æ)(Ñ)	19,700	540
Standard Microsystems Corp. (Æ)(Ñ)	14,616	437
STEC, Inc. (Æ)	14,600	108
Sunpower Corp. Class A (Æ)(Ñ)	13,700	947
Switch & Data Facilities Co., Inc. (Æ)(Ñ)	22,300	245
Sybase, Inc. (Æ)(Ñ)	34,831	983
Sycamore Networks, Inc. (Æ)(Ñ)	219,760	743
Synaptics, Inc. (Æ)(Ñ)	700	19
Synchronoss Technologies, Inc. (Æ)(Ñ)	15,580	332
Syniverse Holdings, Inc. (Æ)	118,080	1,864
SYNNEX Corp. (Æ)(Ñ)	35,000	745
Taleo Corp. Class A (Æ)	24,586	520
Tekelec (Æ)(Ñ)	166,400	1,995
Tessera Technologies, Inc. (Æ)	168,391	6,596
TIBCO Software, Inc. (Æ)(Ñ)	260,300	1,937
Travelzoo, Inc. (Æ)(Ñ)	95	2
Trimble Navigation, Ltd. (Æ)(Ñ)	148,670	3,932
TriQuint Semiconductor, Inc. (Æ)(Ñ)	344,790	1,634
TTM Technologies, Inc. (Æ)	2,700	27
Tyler Technologies, Inc. (Æ)(Ñ)	24,253	325
Unisys Corp. (Æ)(Ñ)	377,000	1,568
Utstarcom, Inc. (Æ)(Ñ)	190,000	526
VeriFone Holdings, Inc. (Æ)(Ñ)	71,000	1,389
Verigy, Ltd. (Æ)	134,477	2,808
Verint Systems, Inc. (Æ)	159,706	2,955
Viasat, Inc. (Æ)	19,645	408
Vignette Corp. (Æ)(Ñ)	26,481	373
Vocus, Inc. (Æ)	99,500	2,927
Wavecom SA - ADR (Æ)	32,200	542
Western Digital Corp. (Æ)	245,500	6,493
Xilinx, Inc. (Ñ)	12,900	282
Zoran Corp. (Æ)(Ñ)	151,300	1,785

		216,189

Utilities - 4.4%
Akeena Solar, Inc. (Æ)(Ñ)	38,000	296
Alaska Communications Systems Group, Inc. (Ñ)	38,074	535
Alliant Energy Corp.	107,700	3,974

	Principal Amount ($) or Shares	Market Value $
Atmos Energy Corp.	86,881	2,495
Black Hills Corp. (Ñ)	16,700	647
Centerpoint Energy, Inc. (Ñ)	106,700	1,708
CenturyTel, Inc.	62,200	2,296
Cincinnati Bell, Inc. (Æ)(Ñ)	169,628	658
Citizens Communications Co. (Ñ)	105,800	1,214
Clearwire Corp. Class A (Æ)(Ñ)	189,444	2,603
Cleco Corp. (Ñ)	87,036	2,250
CMS Energy Corp. (Ñ)	93,100	1,459
El Paso Electric Co. (Æ)	100	2
El Paso Pipeline Partners, LP	64,500	1,527
Energen Corp. (Ñ)	57,940	3,644
IDT Corp. Class B (Æ)(Ñ)	52,500	364
Iowa Telecommunications Services, Inc.	22,500	347
iPCS, Inc.	13,426	345
Laclede Group, Inc. (The) (Ñ)	11,400	383
MDU Resources Group, Inc. (Ñ)	22,800	591
New Jersey Resources Corp. (Ñ)	25,733	1,207
NII Holdings, Inc. (Æ)	35,446	1,512
Northeast Utilities	197,800	5,483
NTELOS Holdings Corp.	57,789	1,230
Oneok, Inc.	84,500	3,971
Pepco Holdings, Inc.	125,700	3,200
Portland General Electric Co.	62,001	1,528
Premiere Global Services, Inc. (Æ)	86,200	1,051
Rural Cellular Corp. Class A (Æ)(Ñ)	3,894	172
Sierra Pacific Resources (Ñ)	110,900	1,660
Southern Union Co.	63,600	1,729
Southwest Gas Corp. (Ñ)	37,290	1,065
Suburban Propane Partners, LP (Ñ)	13,100	538
TECO Energy, Inc.	19,400	323
Telephone & Data Systems, Inc.	33,900	1,788
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	148,687	2,599
UGI Corp.	125,000	3,328
USA Mobility, Inc. (Æ)(Ñ)	35,066	421
WGL Holdings, Inc. (Ñ)	18,400	593

		60,736

Total Common Stocks
(cost $1,310,559)		1,299,708

Warrants & Rights - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. 2050 Warrants (Æ)	226,300	30

Total Warrants & Rights
(cost $47)		30

Special Growth Fund	19

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 6.2%
Russell Investment Company Money Market Fund	79,813,444	79,813
United States Treasury Bills (ç)(ž)(§) 2.962% due 03/20/08	5,500	5,479

Total Short-Term Investments
(cost $85,292)		85,292

Other Securities - 38.3%
Russell Investment Company Money Market Fund (×)	154,701,103	154,701
State Street Securities Lending Quality Trust (×)	370,024,995	370,025

Total Other Securities
(cost $524,726)		524,726

Total Investments - 139.2%
(identified cost $1,920,624)		1,909,756

Other Assets and Liabilities, Net - (39.2%)		(538,242)

Net Assets - 100.0%		1,371,514

See accompanying notes which are an integral part of the financial statements.

20	Special Growth Fund

Russell Investment Company

Special Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 E-Mini Index (CME) expiration date 03/08 (1,050)	USD	75,075	(3,067)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(3,067)

See accompanying notes which are an integral part of the financial statements.

Special Growth Fund	21

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 109.2%
Auto and Transportation - 1.8%
Alexander & Baldwin, Inc.	26,900	1,228
Continental Airlines, Inc. Class A (Æ)	20,200	550
CSX Corp.	67,800	3,287
FedEx Corp. (û)	161,200	15,069
Ford Motor Co. (Æ)(Ñ)	1,376,800	9,142
Forward Air Corp.	5,100	158
Frontline, Ltd. (Ñ)	40,000	1,703
General Motors Corp.	280,900	7,952
JB Hunt Transport Services, Inc. (Ñ)	84,270	2,621
Lear Corp. (Æ)	29,500	866
Norfolk Southern Corp. (û)	179,600	9,768
Northwest Airlines Corp. (Æ)	181,000	3,387
Overseas Shipholding Group, Inc. (Ñ)	11,869	774
TRW Automotive Holdings Corp. (Æ)	48,500	1,112
UAL Corp.	31,200	1,184
Union Pacific Corp. (û)	70,200	8,777
United Parcel Service, Inc. Class B	102,900	7,528
US Airways Group, Inc. (Æ)	148,900	2,056
UTi Worldwide, Inc.	36,600	684
WABCO Holdings, Inc.	6,000	242

		78,088

Consumer Discretionary - 15.2%
ABM Industries, Inc.	25,800	535
Accenture, Ltd. Class A (Ñ)	1,083,110	37,497
Allied Waste Industries, Inc. (Æ)(Ñ)	261,600	2,577
Amazon.Com, Inc. (Æ)(Ñ)(û)	194,900	15,144
American Greetings Corp. Class A (Ñ)	131,920	2,707
Apollo Group, Inc. Class A (Æ)	282,300	22,511
AutoNation, Inc. (Æ)(Ñ)	436,239	7,102
Autozone, Inc. (Æ)	2,250	272
Avon Products, Inc.	197,900	6,930
Barnes & Noble, Inc.	81,700	2,774
Bed Bath & Beyond, Inc. (Æ)	148,700	4,794
Best Buy Co., Inc. (û)	249,300	12,168
BJ’s Wholesale Club, Inc. (Æ)	145,900	4,733
Burger King Holdings, Inc.	26,100	688
Carnival Corp.	6,500	289
CBS Corp. Class B	634,609	15,986
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	30,000	3,652
Coach, Inc. (Æ)(û)	76,600	2,455
Convergys Corp. (Æ)	112,700	1,748
Costco Wholesale Corp. (û)	140,500	9,546
CROCS, Inc. (Æ)(Ñ)	66,100	2,300
Darden Restaurants, Inc.	100,200	2,838

	Principal Amount ($) or Shares	Market Value $
DIRECTV Group, Inc. (The) (Æ)(û)	432,300	9,761
DISH Network Corp. Class A (Æ)	153,300	4,329
Dolby Laboratories, Inc. Class A (Æ)	31,200	1,344
DreamWorks Animation SKG, Inc. Class A (Æ)	46,700	1,142
Earthlink, Inc. (Æ)	55,100	375
eBay, Inc. (Æ)(û)	848,300	22,811
Estee Lauder Cos., Inc. (The) Class A (û)	255,100	10,765
Expedia, Inc. (Æ)(Ñ)	268,130	6,172
Family Dollar Stores, Inc.	47,100	991
Foot Locker, Inc.	125,400	1,717
GameStop Corp. Class A (Æ)	354,600	18,343
Gap, Inc. (The)	484,100	9,256
Gemstar-TV Guide International, Inc. (Æ)	1,159	5
Google, Inc. Class A (Æ)	34,100	19,243
Guess ?, Inc.	14,000	522
Harte-Hanks, Inc.	17,100	274
Hasbro, Inc.	217,800	5,656
Hewitt Associates, Inc. Class A (Æ)	64,500	2,397
Home Depot, Inc.	17,100	524
ITT Educational Services, Inc. (Æ)(Ñ)	132,290	12,085
Jack in the Box, Inc. (Æ)	22,400	655
Kimberly-Clark Corp.	54,200	3,558
Liberty Global, Inc. Class A (Æ)(û)	215,200	8,696
Macy’s, Inc.	413,400	11,426
Manpower, Inc. (Ñ)	572,209	32,193
Marriott International, Inc. Class A	175,100	6,297
Mattel, Inc.	214,200	4,500
McDonald’s Corp. (û)	576,631	30,879
Monster Worldwide, Inc. (Æ)	94,700	2,637
MSC Industrial Direct Co. Class A	32,100	1,318
National CineMedia, Inc. (Æ)	8,300	189
News Corp. Class A	754,500	14,260
Nike, Inc. Class B (û)	435,300	26,884
Omnicom Group, Inc.	136,600	6,198
RadioShack Corp. (Ñ)	89,410	1,551
Regal Entertainment Group Class A (Ñ)	89,600	1,661
RR Donnelley & Sons Co.	178,500	6,228
Tech Data Corp. (Æ)	145,900	5,016
Tiffany & Co.	115,800	4,620
Time Warner, Inc. (û)	4,181,870	65,823
TJX Cos., Inc.	172,400	5,441
Toro Co. (Ñ)	3,400	168
VeriSign, Inc. (Æ)(Ñ)	15,600	529
Viacom, Inc. Class B (Æ)	126,100	4,888
Virgin Media, Inc.	105,900	1,771

22	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wal-Mart Stores, Inc. (û)	648,700	33,006
Walt Disney Co. (The) (û)	1,731,030	51,810
WESCO International, Inc. (Æ)	19,700	832
Wynn Resorts, Ltd. Class T	40,000	4,599
Yum! Brands, Inc. (û)	471,300	16,100

		640,691

Consumer Staples - 7.0%
Altria Group, Inc. (û)	283,300	21,480
Anheuser-Busch Cos., Inc.	281,100	13,077
Clorox Co. (û)	147,700	9,057
Coca-Cola Co. (The)	170,040	10,061
Coca-Cola Enterprises, Inc.	224,400	5,177
Colgate-Palmolive Co. (û)	143,100	11,019
ConAgra Foods, Inc. (û)	340,300	7,327
General Mills, Inc. (û)	176,400	9,633
Herbalife, Ltd.	8,800	349
Kroger Co. (The) (û)	1,901,379	48,390
Molson Coors Brewing Co. Class B	4,660	208
Pepsi Bottling Group, Inc. (û)	258,200	8,998
PepsiAmericas, Inc.	25,200	621
PepsiCo, Inc. (û)	511,600	34,886
Procter & Gamble Co. (û)	943,795	62,243
Safeway, Inc.	194,500	6,028
SUPERVALU, Inc.	128,200	3,854
SYSCO Corp. (û)	749,500	21,773
Tyson Foods, Inc. Class A	473,980	6,754
Universal Corp. (Ñ)	13,000	647
UST, Inc. (Ñ)	171,720	8,923
Walgreen Co. (û)	107,100	3,760

		294,265

Financial Services - 21.0%
ACE, Ltd.	155,700	9,084
Advent Software, Inc. (Æ)(Ñ)	22,800	1,030
Aircastle, Ltd. (Æ)	33,000	811
Allied World Assurance Co. Holdings, Ltd.	5,900	281
Allstate Corp. (The) (û)	350,800	17,284
AMB Property Corp. (ö)	43,600	2,206
American Capital Strategies, Ltd. (Ñ)	148,400	5,219
American Express Co.	93,500	4,611
American Financial Group, Inc.	24,800	688
American International Group, Inc. (û)	612,400	33,780
Ameriprise Financial, Inc. (Ñ)	729,740	40,362
AON Corp.	225,400	9,809
Arch Capital Group, Ltd. (Æ)	39,900	2,811
Arthur J Gallagher & Co.	45,100	1,146

	Principal Amount ($) or Shares	Market Value $
Automatic Data Processing, Inc. (û)	532,400	21,599
AvalonBay Communities, Inc. (ö)	55,700	5,233
Axis Capital Holdings, Ltd.	121,900	4,881
Bank of America Corp. (û)	1,338,122	59,346
Bank of New York Mellon Corp. (The) (û)	524,704	24,467
BB&T Corp. (Ñ)	4,800	174
BlackRock, Inc. Class A (û)	36,300	8,026
Broadridge Financial Solutions, Inc.	7,000	152
Capital One Financial Corp.	11,900	652
CBL & Associates Properties, Inc. (ö)	24,700	657
Charles Schwab Corp. (The) (û)	836,900	18,663
Chubb Corp. (û)	311,900	16,153
Cigna Corp. (û)	419,010	20,599
Cincinnati Financial Corp.	176,527	6,803
CIT Group, Inc.	130,800	3,657
Citigroup, Inc. (û)	831,200	23,456
CME Group, Inc. Class A	10,650	6,591
CNA Financial Corp. (Ñ)	124,400	4,228
Cohen & Steers, Inc.	25,600	729
Comerica, Inc. (û)	173,000	7,546
Discover Financial Services	472,500	8,269
Duke Realty Corp. (ö)	200,400	4,737
Dun & Bradstreet Corp.	72,500	6,669
East West Bancorp, Inc. (Ñ)	12,000	289
Eaton Vance Corp. (Ñ)	39,900	1,487
Endurance Specialty Holdings, Ltd. (Ñ)	106,700	4,324
Equity Residential (ö)	126,600	4,736
Federal Realty Invs Trust (ö)(Ñ)	39,700	2,930
Fifth Third Bancorp	395,500	10,718
First American Corp.	9,100	396
First Marblehead Corp. (The) (Ñ)	64,550	1,061
FirstMerit Corp.	20,500	459
Franklin Resources, Inc. (û)	106,600	11,111
Genworth Financial, Inc. Class A	10,000	243
Goldman Sachs Group, Inc. (The) (û)	166,900	33,509
Hanover Insurance Group, Inc. (The)	30,100	1,371
Hartford Financial Services Group, Inc.	150,900	12,188
HCC Insurance Holdings, Inc.	157,300	4,382
Hospitality Properties Trust (ö)	174,105	5,911
Host Hotels & Resorts, Inc. (ö)	229,300	3,839
HRPT Properties Trust (ö)	89,300	710
Hudson City Bancorp, Inc. (Ñ)	579,200	9,487
Huntington Bancshares, Inc.	7,600	102
Investment Technology Group, Inc. (Æ)	29,900	1,404
iStar Financial, Inc. (ö)(Ñ)	12,500	334

Quantitative Equity Fund	23

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Janus Capital Group, Inc.	58,900	1,591
Jones Lang LaSalle, Inc. (Ñ)	66,700	5,189
JPMorgan Chase & Co. (û)	1,946,076	92,536
Keycorp (û)	22,600	591
Lincoln National Corp.	33,900	1,843
Loews Corp. (û)	190,500	8,894
Macerich Co. (The) (ö)	37,200	2,543
Mastercard, Inc. Class A (Ñ)	41,810	8,655
MetLife, Inc.	195,300	11,517
MF Global, Ltd. (Æ)	28,900	868
MoneyGram International, Inc.	32,662	174
Morgan Stanley (û)	284,800	14,078
Morningstar, Inc. (Æ)	500	33
Nasdaq Stock Market, Inc. (The) (Æ)	86,600	4,007
National City Corp.	430,600	7,660
Nationwide Financial Services	31,100	1,374
Northern Trust Corp.	127,100	9,324
Odyssey Re Holdings Corp.	14,700	558
Omega Healthcare Investors, Inc. (ö)	13,700	226
Phoenix Cos., Inc. (The)	54,800	594
Principal Financial Group, Inc.	100,700	6,003
Prologis (ö)	768,941	45,637
Prudential Financial, Inc. (û)	247,700	20,898
Raymond James Financial, Inc.	38,000	1,067
Regency Centers Corp. (ö)	23,000	1,413
Regions Financial Corp. (Ñ)	265,860	6,710
RenaissanceRe Holdings, Ltd.	56,000	3,191
Ryder System, Inc.	3,800	198
Safeco Corp.	127,500	6,805
SEI Investments Co.	107,000	2,964
Sovereign Bancorp, Inc.	442,500	5,518
SPDR Trust Series 1	13,400	1,841
StanCorp Financial Group, Inc.	6,800	335
State Street Corp. (û)	124,200	10,199
SunTrust Banks, Inc.	46,000	3,172
T Rowe Price Group, Inc. (Ñ)	90,800	4,594
TD Ameritrade Holding Corp. (Æ)	75,300	1,413
Travelers Cos., Inc. (The) (û)	830,595	39,952
Tri-Continental Corp.	4,155	81
UnionBanCal Corp.	7,200	353
Universal American Corp. (Æ)	26,700	559
US Bancorp	92,800	3,151
Ventas, Inc. (ö)	47,100	2,082
Wachovia Corp.	117,000	4,555
Waddell & Reed Financial, Inc. Class A	21,200	703
Wells Fargo & Co. (û)	553,350	18,819
Western Union Co. (The)	427,000	9,565

	Principal Amount ($) or Shares	Market Value $
WR Berkley Corp.	95,675	2,895
XL Capital, Ltd. Class A (Ñ)	350,800	15,786

		886,114

Health Care - 14.9%
Aetna, Inc. (û)	829,800	44,195
AMERIGROUP Corp. Class A (Æ)	72,200	2,709
AmerisourceBergen Corp. Class A (û)	947,012	44,178
Amgen, Inc. (Æ)	296,020	13,792
Analogic Corp.	5,800	343
Apria Healthcare Group, Inc. (Æ)	16,130	342
Baxter International, Inc. (û)	404,400	24,563
Beckman Coulter, Inc.	35,700	2,374
Becton Dickinson & Co.	69,800	6,040
Biogen Idec, Inc. (Æ)	184,800	11,264
Boston Scientific Corp. (Æ)	791,300	9,598
Bristol-Myers Squibb Co. (û)	1,026,900	23,814
Cardinal Health, Inc. (û)	312,800	18,133
Celgene Corp. (Æ)	114,600	6,430
Centene Corp. (Æ)	35,700	855
Covidien, Ltd. Class W	23,100	1,031
Dentsply International, Inc.	10,900	450
Eli Lilly & Co. (û)	252,400	13,004
Express Scripts, Inc. Class A (Æ)(Ñ)(û)	621,800	41,965
Forest Laboratories, Inc. (Æ)	302,500	12,030
Genentech, Inc. (Æ)	73,500	5,159
Genzyme Corp. (Æ)	128,900	10,071
Gilead Sciences, Inc. (Æ)(û)	344,000	15,717
Health Net, Inc. (Æ)	119,300	5,546
Healthspring, Inc. (Æ)	25,500	528
HLTH Corp. (Æ)(Ñ)	390,600	4,371
Humana, Inc. (Æ)	224,100	17,995
Intuitive Surgical, Inc. (Æ)	11,790	2,995
Invitrogen Corp. (Æ)	59,400	5,089
Johnson & Johnson (û)	554,850	35,100
Kindred Healthcare, Inc. (Æ)(Ñ)	4,600	127
Kinetic Concepts, Inc. (Æ)(Ñ)	99,300	4,943
King Pharmaceuticals, Inc. (Æ)	350,300	3,675
Lincare Holdings, Inc. (Æ)	66,300	2,215
McKesson Corp. (û)	313,000	19,653
Medco Health Solutions, Inc. (Æ)(û)	919,880	46,068
Medtronic, Inc.	355,800	16,570
Merck & Co., Inc. (û)	374,260	17,321
Molina Healthcare, Inc. (Æ)	15,700	535
PDL BioPharma, Inc. (Æ)	11,200	167
Pfizer, Inc. (û)	3,972,380	92,914
Schering-Plough Corp.	235,700	4,613
UnitedHealth Group, Inc. (û)	263,600	13,401

24	Quantitative Equity Fund

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Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ventana Medical Systems, Inc. (Æ)	4,800	427
Watson Pharmaceuticals, Inc. Class B (Æ)	50,900	1,329
WellPoint, Inc. (Æ)(û)	241,400	18,877
Wyeth	29,800	1,186
Zimmer Holdings, Inc. (Æ)	49,000	3,835

		627,537

Integrated Oils - 7.2%
Chevron Corp. (û)	849,810	71,809
ConocoPhillips (û)	540,400	43,405
Exxon Mobil Corp. (û)	1,698,118	146,717
Hess Corp. (û)	106,900	9,710
Marathon Oil Corp. (û)	199,600	9,351
Murphy Oil Corp. (û)	127,300	9,362
Occidental Petroleum Corp.	218,700	14,843

		305,197

Materials and Processing - 6.4%
AbitibiBowater, Inc.	300	7
Acuity Brands, Inc.	18,500	842
AK Steel Holding Corp.	23,500	1,123
Archer-Daniels-Midland Co.	105,800	4,661
Ashland, Inc.	143,100	6,515
Avery Dennison Corp.	29,400	1,524
Bunge, Ltd.	9,750	1,155
Carpenter Technology Corp.	23,900	1,473
Celanese Corp. Class A	104,750	3,895
CF Industries Holdings, Inc.	37,400	3,999
Commercial Metals Co.	95,300	2,702
Crown Holdings, Inc. (Æ)	165,400	4,056
Dow Chemical Co. (The) (û)	315,800	12,209
Eastman Chemical Co.	45,900	3,033
EI Du Pont de Nemours & Co.	346,500	15,655
EMCOR Group, Inc. (Æ)	79,000	1,732
Energizer Holdings, Inc. (Æ)(Ñ)	97,920	9,167
Fluor Corp.	69,950	8,511
Freeport-McMoRan Copper & Gold, Inc. Class B	347,000	30,893
Granite Construction, Inc.	58,400	2,223
Greif, Inc. Class A	19,000	1,250
Harsco Corp.	67,000	3,814
Jacobs Engineering Group, Inc. (Æ)	101,400	7,751
KBR, Inc. (Æ)	135,800	4,290
Lubrizol Corp.	6,000	316
Masco Corp.	398,000	9,126
McDermott International, Inc. (Æ)	128,800	6,077
Minerals Technologies, Inc. (Ñ)	9,100	495

	Principal Amount ($) or Shares	Market Value $
Monsanto Co. (û)	176,200	19,812
Mosaic Co. (The) (Æ)	49,300	4,487
Newmont Mining Corp.	197,960	10,757
Nucor Corp. (û)	267,800	15,479
Olin Corp.	77,600	1,590
Owens-Illinois, Inc. (Æ)	88,700	4,471
Perini Corp. (Æ)	24,800	867
PPG Industries, Inc.	70,500	4,659
Precision Castparts Corp.	81,600	9,286
Rock-Tenn Co. Class A	16,000	457
Sherwin-Williams Co. (The) (Ñ)(û)	372,800	21,328
Sonoco Products Co.	27,300	842
Southern Copper Corp. (Ñ)(û)	126,400	11,861
Terra Industries, Inc. (Æ)(Ñ)	117,800	5,309
Timken Co.	52,300	1,581
United States Steel Corp.	37,300	3,809
URS Corp. (Æ)	60,500	2,656
USEC, Inc. (Æ)	160,700	1,297
Worthington Industries, Inc. (Ñ)	24,600	403

		269,445

Miscellaneous - 3.2%
3M Co.	130,200	10,370
Berkshire Hathaway, Inc. Class A (Æ)(û)	40	5,440
Brunswick Corp.	6,500	123
Eaton Corp.	79,700	6,596
Foster Wheeler, Ltd. (Æ)	246,000	16,844
General Electric Co. (û)	2,244,520	79,478
Honeywell International, Inc. (û)	4,828	285
ITT Corp.	83,300	4,951
SPX Corp.	75,820	7,628
Teleflex, Inc.	33,900	2,004
Trinity Industries, Inc.	33,900	960
Tyco International, Ltd. Class W	30,433	1,198

		135,877

Other Energy - 6.1%
Anadarko Petroleum Corp.	213,900	12,532
Apache Corp. (û)	184,800	17,637
Cameron International Corp. (Æ)	145,900	5,874
Chesapeake Energy Corp. (Ñ)	354,300	13,191
Cimarex Energy Co. (Ñ)	19,000	775
Continental Resources, Inc. (Æ)	12,900	321
Devon Energy Corp.	117,490	9,984
Dresser-Rand Group, Inc. (Æ)	13,900	441
Dynegy, Inc. Class A (Æ)	4,230	30
ENSCO International, Inc.	5,100	261
FMC Technologies, Inc. (Æ)	125,100	6,025
Frontier Oil Corp.	137,400	4,846

Quantitative Equity Fund	25

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Global Industries, Ltd. (Æ)	382,307	6,752
Halliburton Co. (Ñ)(û)	1,028,600	34,119
Holly Corp.	110,300	5,341
National Oilwell Varco, Inc. (Æ)	714,500	43,034
Noble Corp.	76,200	3,335
Noble Energy, Inc. (û)	156,700	11,373
NRG Energy, Inc. (Æ)(Ñ)	112,200	4,330
Patriot Coal Corp. (Æ)	5,430	184
Patterson-UTI Energy, Inc. (Ñ)	18,400	360
Pioneer Natural Resources Co.	56,200	2,355
Reliant Energy, Inc. (Æ)	592,800	12,609
RPC, Inc.	25,800	278
Schlumberger, Ltd. (û)	8,700	656
SEACOR Holdings, Inc. (Æ)(Ñ)	23,050	2,033
St. Mary Land & Exploration Co.	30,500	1,075
Sunoco, Inc. (û)	119,300	7,420
Superior Energy Services (Æ)	63,600	2,550
Tesoro Corp.	45,600	1,781
Transocean, Inc. (Æ)	30,801	3,776
Unit Corp. (Æ)	42,400	2,125
Valero Energy Corp. (û)	372,100	22,025
W&T Offshore, Inc.	37,200	1,052
XTO Energy, Inc.	307,375	15,965

		256,445

Producer Durables - 7.4%
AGCO Corp. (Æ)(Ñ)	199,060	11,987
Agilent Technologies, Inc. (Æ)	63,489	2,153
American Tower Corp. Class A (Æ)	87,300	3,276
Applied Materials, Inc. (û)	316,100	5,665
Boeing Co. (û)	824,400	68,574
Caterpillar, Inc. (û)	208,100	14,804
Cummins, Inc. (û)	200,300	9,670
Emerson Electric Co. (û)	220,000	11,185
Gardner Denver, Inc. (Æ)	45,400	1,473
Herman Miller, Inc. (Ñ)	44,500	1,414
HNI Corp. (Ñ)	56,600	1,905
Ingersoll-Rand Co., Ltd. Class A	182,300	7,205
Joy Global, Inc.	7,500	473
KLA-Tencor Corp.	161,600	6,752
Lexmark International, Inc. Class A (Æ)(Ñ)	67,670	2,450
Lockheed Martin Corp. (û)	438,060	47,275
Manitowoc Co., Inc. (The)	143,200	5,459
Mettler Toledo International, Inc. (Æ)	14,300	1,420
Molex, Inc.	85,200	2,048
Northrop Grumman Corp. (û)	625,975	49,677
Parker Hannifin Corp. (û)	142,100	9,607

	Principal Amount ($) or Shares	Market Value $
Pulte Homes, Inc.	130,400	2,131
Raytheon Co. (û)	112,200	7,309
Steelcase, Inc. Class A (Ñ)	104,802	1,607
Teradyne, Inc. (Æ)	191,700	2,103
Thomas & Betts Corp. (Æ)	27,200	1,231
TransDigm Group, Inc. (Æ)	1,800	74
United Technologies Corp. (û)	151,100	11,092
Waters Corp. (Æ)	63,050	3,622
WW Grainger, Inc.	3,300	263
Xerox Corp. (û)	1,121,100	17,265

		311,169

Technology - 14.0%
Adobe Systems, Inc. (Æ)	3,200	112
Analog Devices, Inc.	231,200	6,557
Apple, Inc. (Æ)	250,100	33,854
Applera Corp. - Applied Biosystems Group	73,189	2,308
Arrow Electronics, Inc. (Æ)	86,600	2,963
Atmel Corp. (Æ)	179,400	567
Autodesk, Inc. (Æ)	181,200	7,456
Avnet, Inc. (Æ)	495,690	17,652
Blackboard, Inc. (Æ)	10,700	374
Blue Coat Systems, Inc. (Æ)	6,400	172
BMC Software, Inc. (Æ)	17,700	567
Brocade Communications Systems, Inc. (Æ)	99,200	684
CA, Inc.	55,700	1,227
Cadence Design Systems, Inc. (Æ)	4,700	48
Cisco Systems, Inc. (Æ)(û)	991,470	24,291
Cognizant Technology Solutions Corp. Class A (Æ)	50,600	1,412
Computer Sciences Corp. (Æ)(Ñ)	153,829	6,510
Compuware Corp. (Æ)	90,300	768
Corning, Inc. (û)	424,400	10,215
Dell, Inc. (Æ)	133,100	2,667
Electronic Data Systems Corp.	370,200	7,441
EMC Corp. (Æ)(Ñ)	263,100	4,175
First Solar, Inc. (Æ)	17,460	3,174
Garmin, Ltd. (Ñ)	94,750	6,836
Harris Corp.	137,200	7,504
Hewlett-Packard Co. (û)	501,540	21,942
Ingram Micro, Inc. Class A (Æ)	29,300	521
Integrated Device Technology, Inc. (Æ)	85,700	639
Intel Corp. (û)	723,590	15,340
International Business Machines Corp. (û)	350,850	37,660
Juniper Networks, Inc. (Æ)(û)	628,000	17,050
L-3 Communications Holdings, Inc.	77,300	8,567

26	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

McAfee, Inc. (Æ)	80,400	2,706
MEMC Electronic Materials, Inc. (Æ)	38,300	2,737
Microsoft Corp. (û)	3,234,740	105,453
National Instruments Corp.	18,700	502
National Semiconductor Corp.	66,300	1,222
Novell, Inc. (Æ)	37,800	240
Nvidia Corp.	378,650	9,311
Oracle Corp. (Æ)(û)	2,457,800	50,508
PerkinElmer, Inc.	21,400	533
Qualcomm, Inc.	445,500	18,898
Rockwell Automation, Inc.	126,100	7,190
Sanmina-SCI Corp. (Æ)	309,200	485
Seagate Technology	521,400	10,569
Seagate Technology, Inc. (Æ)	67,668	—
Sun Microsystems, Inc. (Æ)	694,925	12,161
Sycamore Networks, Inc. (Æ)	49,900	169
Symantec Corp. (Æ)(û)	2,280,730	40,894
Synopsys, Inc. (Æ)	179,851	3,960
Texas Instruments, Inc. (Ñ)(û)	1,870,280	57,848
Tyco Electronics, Ltd. Class W	248,900	8,415
Unisys Corp. (Æ)	232,800	968
Western Digital Corp. (Æ)	104,100	2,753

		588,775

Utilities - 5.0%
AES Corp. (The) (Æ)	324,600	6,193
American Electric Power Co., Inc.	31,900	1,366
AT&T, Inc. (û)	850,099	32,720
CenturyTel, Inc.	196,920	7,268
Constellation Energy Group, Inc. (û)	86,600	8,137
Dominion Resources, Inc.	16,000	688
DTE Energy Co.	6,300	269
Duke Energy Corp.	1,270,040	23,699
Edison International (û)	216,841	11,311
Embarq Corp.	230,200	10,428
Entergy Corp.	42,100	4,554
FirstEnergy Corp. (û)	173,600	12,364
Mirant Corp. (Æ)(Ñ)	325,500	11,991
Oneok, Inc.	21,210	997
PG&E Corp.	134,110	5,504
Public Service Enterprise Group, Inc. (û)	213,300	20,477
Qwest Communications International, Inc. (Ñ)	756,800	4,450
Sierra Pacific Resources	185,900	2,783
Southern Union Co.	22,600	614
Sprint Nextel Corp. (û)	1,921,870	20,237

	Principal Amount ($) or Shares	Market Value $
Telephone & Data Systems, Inc.	34,500	1,820
Verizon Communications, Inc. (û)	559,410	21,728

		209,598

Total Common Stocks
(cost $4,445,569)		4,603,201

Short-Term Investments - 4.3%
Russell Investment Company Money Market Fund	173,160,000	173,160
United States Treasury Bills (ç)(ž)(§) 2.962% due 03/20/08	9,500	9,463

Total Short-Term Investments
(cost $182,623)		182,623

Other Securities - 4.1%
Russell Investment Company Money Market Fund (×)	50,391,493	50,391
State Street Securities Lending Quality Trust (×)	120,529,923	120,530

Total Other Securities
(cost $170,921)		170,921

Total Investments - 117.6%
(identified cost $4,799,113)		4,956,745

Securities Sold Short - (11.3%)
Auto and Transportation - (0.4%)
CH Robinson Worldwide, Inc.	(90,900)	(5,049)
Expeditors International Washington, Inc.	(192,800)	(9,118)
Gentex Corp.	(143,000)	(2,268)
JB Hunt Transport Services, Inc.	(56,600)	(1,760)

		(18,195)

Consumer Discretionary - (2.4%)
Big Lots, Inc. (Æ)	(156,400)	(2,715)
Cheesecake Factory (The) (Æ)	(143,100)	(3,127)
CoStar Group, Inc. (Æ)	(15,700)	(665)
CROCS, Inc. (Æ)	(90,900)	(3,162)
Deckers Outdoor Corp. (Æ)	(3,500)	(424)
Electronic Arts, Inc. Series C (Æ)	(168,500)	(7,982)
Fastenal Co.	(62,000)	(2,505)
International Flavors & Fragrances, Inc.	(53,400)	(2,275)
Iron Mountain, Inc. (Æ)	(7,000)	(241)
JC Penney Co., Inc.	(120,300)	(5,703)
Kohl’s Corp. (Æ)	(62,700)	(2,862)

Quantitative Equity Fund	27

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lamar Advertising Co. Class A	(112,800)	(4,864)
Las Vegas Sands Corp. (Æ)	(110,600)	(9,696)
Limited Brands, Inc.	(379,695)	(7,248)
Live Nation, Inc. (Æ)	(47,100)	(513)
LKQ Corp. (Æ)	(130,800)	(2,340)
Mattel, Inc.	(304,500)	(6,398)
MGM Mirage (Æ)	(98,700)	(7,227)
MSC Industrial Direct Co. Class A	(28,538)	(1,172)
Nordstrom, Inc.	(211,100)	(8,212)
RH Donnelley Corp. (Æ)	(128,900)	(3,876)
Scientific Games Corp. Class A (Æ)	(83,200)	(1,980)
Target Corp.	(180,900)	(10,054)
Urban Outfitters, Inc. (Æ)	(99,000)	(2,871)
VeriSign, Inc. (Æ)	(104,300)	(3,538)

		(101,650)

Consumer Staples - (0.5%)
Brown-Forman Corp. Class B	(113,600)	(7,155)
Hain Celestial Group, Inc. (Æ)	(18,000)	(486)
Hershey Co. (The)	(203,300)	(7,359)
Kraft Foods, Inc. Class A	(121,100)	(3,543)
Reynolds American, Inc.	(43,500)	(2,755)

		(21,298)

Financial Services - (1.4%)
Affiliated Managers Group, Inc. (Æ)	(32,700)	(3,215)
Alexandria Real Estate Equities, Inc. (ö)	(20,100)	(1,974)
Assurant, Inc.	(34,000)	(2,206)
Bear Stearns Cos., Inc. (The)	(127,900)	(11,549)
DST Systems, Inc. (Æ)	(57,300)	(4,097)
Federal National Mortgage Association	(6,400)	(217)
Federal Realty Invs Trust (ö)	(8,100)	(598)
Lehman Brothers Holdings, Inc.	(44,500)	(2,856)
Maguire Properties, Inc. (ö)	(14,800)	(408)
MBIA, Inc.	(121,200)	(1,879)
Moody’s Corp.	(187,700)	(6,568)
New York Community Bancorp, Inc.	(119,800)	(2,222)
Plum Creek Timber Co., Inc. (ö)	(112,400)	(4,693)
PMI Group, Inc. (The)	(205,400)	(1,951)
Radian Group, Inc.	(31,200)	(285)
SLM Corp.	(415,900)	(9,046)
Sotheby’s Class A	(10,200)	(317)
Washington Mutual, Inc.	(303,300)	(6,042)

		(60,123)

Health Care - (1.4%)
Alexion Pharmaceuticals, Inc (Æ)	(17,400)	(1,137)
Alpharma, Inc. Class A (Æ)	(17,100)	(351)

	Principal Amount ($) or Shares	Market Value $
American Medical Systems Holdings, Inc. (Æ)	(27,300)	(390)
Amylin Pharmaceuticals, Inc. (Æ)	(106,500)	(3,158)
Auxilium Pharmaceuticals, Inc. (Æ)	(15,200)	(520)
Barr Pharmaceuticals, Inc. (Æ)	(89,300)	(4,661)
BioMarin Pharmaceutical, Inc. (Æ)	(34,900)	(1,293)
Celgene Corp. (Æ)	(146,300)	(8,209)
Cephalon, Inc. (Æ)	(65,800)	(4,318)
Cepheid, Inc. (Æ)	(13,800)	(421)
Cerner Corp. (Æ)	(60,900)	(3,191)
Chattem, Inc. (Æ)	(15,000)	(1,151)
Cooper Cos., Inc. (The)	(43,200)	(1,701)
Hologic, Inc. (Æ)	(10,400)	(669)
Illumina, Inc. (Æ)	(5,100)	(325)
Intuitive Surgical, Inc. (Æ)	(13,700)	(3,480)
Inverness Medical Innovations, Inc. (Æ)	(15,200)	(685)
Lifecell Corp. (Æ)	(9,300)	(367)
Millipore Corp. (Æ)	(33,600)	(2,357)
Mylan, Inc.	(184,000)	(2,743)
Myriad Genetics, Inc. (Æ)	(22,900)	(985)
Quest Diagnostics, Inc.	(221,500)	(10,924)
Stryker Corp.	(78,500)	(5,257)
Techne Corp. (Æ)	(8,900)	(579)
United Therapeutics Corp. (Æ)	(5,300)	(445)

		(59,317)

Materials and Processing - (0.7%)
Cleveland-Cliffs, Inc.	(27,200)	(2,770)
Fluor Corp.	(28,200)	(3,431)
Jacobs Engineering Group, Inc. (Æ)	(89,400)	(6,834)
Louisiana-Pacific Corp.	(80,800)	(1,234)
Martin Marietta Materials, Inc.	(6,600)	(810)
Mosaic Co. (The) (Æ)	(88,800)	(8,082)
Rohm & Haas Co.	(67,800)	(3,617)
United States Steel Corp.	(22,300)	(2,277)

		(29,055)

Miscellaneous - (0.3%)
Fortune Brands, Inc.	(105,200)	(7,356)
Foster Wheeler, Ltd. (Æ)	(80,800)	(5,532)

		(12,888)

Other Energy - (2.0%)
Arch Coal, Inc.	(89,200)	(3,925)
Bill Barrett Corp. (Æ)	(23,800)	(994)
Carrizo Oil & Gas, Inc. (Æ)	(12,400)	(604)
Chesapeake Energy Corp.	(130,200)	(4,847)

28	Quantitative Equity Fund

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CNX Gas Corp. (Æ)	(14,200)	(486)
Diamond Offshore Drilling, Inc.	(78,800)	(8,899)
EOG Resources, Inc.	(114,000)	(9,975)
Equitable Resources, Inc.	(98,500)	(5,491)
EXCO Resources, Inc. (Æ)	(100,400)	(1,505)
Hercules Offshore, Inc. (Æ)	(26,400)	(609)
Patriot Coal Corp. (Æ)	(5,430)	(184)
Peabody Energy Corp.	(197,700)	(10,679)
Range Resources Corp.	(139,100)	(7,264)
Schlumberger, Ltd.	(110,900)	(8,369)
Southwestern Energy Co. (Æ)	(229,600)	(12,836)
XTO Energy, Inc.	(80,375)	(4,175)

		(80,842)

Producer Durables - (0.8%)
ACCO Brands Corp. (Æ)	(27,900)	(378)
Bucyrus International, Inc. Class A	(16,100)	(1,493)
Centex Corp.	(114,200)	(3,172)
Cymer, Inc. (Æ)	(16,400)	(443)
Itron, Inc. (Æ)	(14,200)	(1,170)
KB Home	(125,500)	(3,451)
KLA-Tencor Corp.	(85,300)	(3,564)
Pitney Bowes, Inc.	(228,800)	(8,397)
SBA Communications Corp. Class A (Æ)	(28,700)	(850)
Terex Corp. (Æ)	(89,000)	(5,230)
Waters Corp. (Æ)	(87,700)	(5,038)

		(33,186)

Technology - (0.5%)
Atheros Communications, Inc. (Æ)	(8,900)	(243)
Avocent Corp. (Æ)	(19,900)	(330)
Cognizant Technology Solutions Corp. Class A (Æ)	(203,600)	(5,680)
Concur Technologies, Inc. (Æ)	(19,100)	(670)
Diodes, Inc. (Æ)	(15,519)	(359)
EMC Corp. (Æ)	(173,000)	(2,746)
Marvell Technology Group, Ltd. (Æ)	(423,600)	(5,028)
Micron Technology, Inc. (Æ)	(617,100)	(4,338)
Nuance Communications, Inc. (Æ)	(43,600)	(693)
SiRF Technology Holdings, Inc. (Æ)	(15,700)	(240)

		(20,327)

	Principal Amount ($) or Shares	Market Value $
Utilities - (0.9%)
Consolidated Edison, Inc.	(168,300)	(7,335)
DPL, Inc.	(174,887)	(4,855)
Embarq Corp.	(107,900)	(4,888)
ITC Holdings Corp.	(45,800)	(2,420)
NeuStar, Inc. Class A (Æ)	(70,800)	(2,103)
NII Holdings, Inc. (Æ)	(163,800)	(6,988)
Progress Energy, Inc.	(74,300)	(3,356)
Southern Co.	(106,500)	(3,871)
Vectren Corp.	(73,900)	(2,029)

		(37,845)

Total Securities Sold Short
(cost $(522,096))		(474,726)

Other Assets and Liabilities, Net - (6.3%)		(265,366)

Net Assets - 100.0%		4,216,653

See accompanying notes which are an integral part of the financial statements.

Quantitative Equity Fund	29

Russell Investment Company

Quantitative Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 03/08 (49)	USD	18,417	(1,509)
Russell 1000 Mini Index (CME) expiration date 03/08 (31)	USD	2,330	(179)
S&P Midcap 500 Mini Index (CME) expiration date 03/08 (615)	USD	42,423	(2,147)
S&P 500 Index (CME) expiration date 03/08 (36)	USD	12,416	195
S&P Midcap 400 E-Mini Index (CME) expiration date 03/08 (546)	USD	44,029	(922)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(4,562)

See accompanying notes which are an integral part of the financial statements.

30	Quantitative Equity Fund

Russell Investment Company

International Securities Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.5%
Australia - 3.6%
Adelaide Brighton, Ltd.	43,506	139
AGL Energy, Ltd.	7,936	86
Amcor, Ltd.	1,014,375	6,279
AMP, Ltd. (Ñ)	315,947	2,420
Ansell, Ltd. - GDR	56,687	599
Asciano Group (Ñ)	6,751	34
ASX, Ltd. (Ñ)	4,656	201
Austereo Group, Ltd.	2,837	5
Australia & New Zealand Banking Group, Ltd.	52,646	1,249
BHP Billiton, Ltd. (Ñ)	148,497	4,986
BlueScope Steel, Ltd.	40,446	376
Boart Longyear Group (Æ)	6,043	11
Caltex Australia, Ltd.	20,088	284
CFS Retail Property Trust (ö)(Ñ)	16,049	31
Challenger Financial Services Group, Ltd. (Ñ)	100,702	326
Coca-Cola Amatil, Ltd.	49,405	417
Commonwealth Bank of Australia	44,737	2,016
Consolidated Media Holdings, Ltd.	20,785	84
CSL, Ltd.	678,118	21,097
CSR, Ltd. (Ñ)	14,855	42
David Jones, Ltd. (Ñ)	36,449	150
DB RREEF Trust (ö)(Ñ)	140,434	203
Foster’s Group, Ltd.	2,204,621	11,169
Futuris Corp., Ltd. (Ñ)	51,294	106
Goodman Fielder, Ltd. (Ñ)	180,388	276
Goodman Group (ö)(Ñ)	37,483	149
GPT Group (ö)	70,782	242
Harvey Norman Holdings, Ltd. (Ñ)	33,551	169
Incitec Pivot, Ltd.	32,637	3,579
ING Industrial Fund (ö)(Ñ)	6,473	12
Leighton Holdings, Ltd. - ADR (Ñ)	9,794	446
Lend Lease Corp., Ltd.	16,087	208
Lion Nathan, Ltd.	31,679	270
Macquarie Airports	978,560	3,460
Macquarie Infrastructure Group (Ñ)	826,340	2,279
Macquarie Office Trust (ö)(Ñ)	29,069	30
Mirvac Group (ö)(Ñ)	20,535	93
National Australia Bank, Ltd.	1,008,264	31,859
Newcrest Mining, Ltd.	47,306	1,484
Orica, Ltd.	7,617	200
Origin Energy, Ltd.	4,622	36
Pacific Brands, Ltd.	228,786	584
PaperlinX, Ltd.	99,180	195
Qantas Airways, Ltd.	201,113	853

	Principal Amount ($) or Shares	Market Value $
QBE Insurance Group, Ltd.	85,980	2,182
Rio Tinto, Ltd. (Ñ)	50,179	5,550
Santos, Ltd. (Ñ)	76,437	832
Sons of Gwalia, Ltd. (Ñ)(ß)	34,800	—
SP AusNet Class C	36,228	40
Stockland (ö)	52,119	344
Suncorp-Metway, Ltd.	91,128	1,267
Symbion Health, Ltd. (Ñ)	1,161	4
TABCORP Holdings, Ltd. (Ñ)	4,937	62
Telstra Corp., Ltd. (Ñ)	3,863,832	15,160
Toll Holdings, Ltd.	32,245	322
Wesfarmers, Ltd. (Ñ)	163,803	5,275
Wesfarmers, Ltd. (Æ)	5,343	175
Westfield Group (ö)(Ñ)	61,362	1,037
Westpac Banking Corp.	67,614	1,580
Woodside Petroleum, Ltd. (Ñ)	5,631	238
Woolworths, Ltd.	50,836	1,326
WorleyParsons, Ltd.	2,688	97
Zinifex, Ltd. (Ñ)	278,286	2,643

		136,868

Austria - 0.4%
Erste Bank der Oesterreichischen Sparkassen AG	231,738	12,604
Voestalpine AG	49,200	3,032

		15,636

Belgium - 0.9%
Belgacom SA	5,244	256
Colruyt SA	2,251	566
D’ieteren SA	263	94
Delhaize Group	11,292	865
Fortis	646,111	14,485
Fortis (Æ)(Ñ)	166,644	2
Hansen Transmissions International NV (Æ)	967,650	4,618
InBev NV	46,037	3,791
KBC Groep NV	14,945	1,906
Nationale A Portefeuille	1,709	112
Solvay SA	12,596	1,585
UCB SA	122,814	5,966

		34,246

Bermuda - 1.0%
Aquarius Platinum, Ltd.	195,359	2,339
Benfield Group, Ltd. (Ñ)	584,435	3,120
Bunge, Ltd. (Ñ)	35,900	4,253
Catlin Group, Ltd.	10,024	73

International Securities Fund	31

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cheung Kong Infrastructure Holdings, Ltd.	21,481	82
China Grand Forestry Resources Group, Ltd. (Æ)	542,553	79
Cnpc Hong Kong, Ltd.	43,881	21
Credicorp, Ltd.	45,100	3,230
Esprit Holdings, Ltd.	362,515	4,714
Giordano International, Ltd.	82,000	33
Guoco Group, Ltd.	10,000	119
Hiscox, Ltd.	27,737	152
Invesco, Ltd. (Ñ)	148,195	4,034
Jardine Matheson Holdings, Ltd.	174,972	4,472
Jardine Strategic Holdings, Ltd.	6,772	99
Li & Fung, Ltd. (Ñ)	1,238,800	4,764
Midland Holdings, Ltd.	80,000	121
Noble Group, Ltd. (Ñ)	104,000	130
Orient Overseas International, Ltd.	29,000	178
Pacific Basin Shipping, Ltd. (Ñ)	15,279	22
Seadrill, Ltd. (Æ)	141,900	2,966
Shangri-La Asia, Ltd.	1,472,000	4,286
VTech Holdings, Ltd.	30,273	174

		39,461

Brazil - 1.9%
All America Latina Logistica SA	222,482	2,403
Banco do Brasil SA	80,400	1,337
Bolsa de Mercadorias e Futuros - BM&F (Æ)	453,000	4,095
Bovespa Holding SA - ADR (Æ)	731,400	10,686
Cia Vale do Rio Doce - ADR	211,500	6,341
Gafisa SA	277,219	4,681
Gerdau SA - ADR (Ñ)	62,300	1,617
Petroleo Brasileiro SA - ADR	237,599	26,407
Redecard SA (Æ)	255,800	3,708
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)(Ñ)	89,252	11,674

		72,949

Canada - 2.8%
Agrium, Inc.	71,900	4,636
Barrick Gold Corp.	263,400	13,562
Cameco Corp.	170,700	5,778
Canadian Imperial Bank of Commerce (Æ)(Ñ)	38,000	2,772
Canadian National Railway Co.	88,120	4,442
Canadian Natural Resources, Ltd.	63,600	4,067
EnCana Corp.	128,900	8,498
Gammon Gold, Inc. (Ñ)	203,476	1,415

	Principal Amount ($) or Shares	Market Value $
Gerdau Ameristeel Corp.	105,900	1,313
Gildan Activewear, Inc. Class A (Æ)	68,300	2,523
Inmet Mining Corp. (Ñ)	15,800	1,161
Methanex Corp. (Ñ)	68,818	1,728
Petro-Canada	51,600	2,345
Potash Corp. of Saskatchewan	130,966	18,451
Research In Motion, Ltd. (Æ)	233,727	21,942
Rogers Communications, Inc. Class B (Ñ)	155,242	5,936
Teck Cominco, Ltd. Class B	118,656	3,873
Yamana Gold, Inc.	107,800	1,788

		106,230

Cayman Islands - 0.3%
ASM Pacific Technology (Ñ)	13,690	79
Baidu.com - ADR (Æ)(Ñ)	7,897	2,211
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	11,200	538
Hutchison Telecommunications International, Ltd.	29,413	41
Kingboard Chemical Holdings, Ltd.	58,500	245
Noble Corp.	19,400	849
Shui On Land, Ltd. (Æ)	42,157	45
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	126,200	6,907
Tencent Holdings, Ltd.	23,000	137
Transocean, Inc. (Æ)(Ñ)	21,000	2,575

		13,627

China - 0.3%
China Coal Energy Co. (Æ)(Ñ)	1,349,000	3,120
China Communications Construction Co., Ltd. Class H (Æ)(Ñ)	2,255,000	5,416
China Merchants Bank Co., Ltd. (Æ)	731,500	2,584
China Petroleum & Chemical Corp. Class H (Ñ)	2,274,000	2,439

		13,559

Colombia - 0.1%
BanColombia SA - ADR (Ñ)	70,900	2,369

Cyprus - 0.1%
Bank of Cyprus Public Co., Ltd.	192,400	3,053

Czech Republic - 0.1%
Komercni Banka AS	13,094	2,806

32	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Denmark - 0.8%
Carlsberg A/S Class B (Ñ)	36,675	3,874
East Asiatic Co., Ltd. A/S	4,350	314
FLSmidth & Co. A/S	6,050	540
Novo Nordisk A/S Series B Class B	92,575	5,816
Vestas Wind Systems A/S (Æ)	213,840	20,736

		31,280

Egypt - 0.3%
Orascom Construction Industries - GDR	19,294	3,990
Orascom Telecom Holding SAE - GDR	118,400	8,774

		12,764

Finland - 1.5%
Fortum Oyj	137,548	5,563
Kesko OYJ Class B	14,291	731
Metso Oyj	11,574	544
Nokia OYJ	1,089,339	40,063
Orion Oyj Class B	13,711	308
Outotec Oyj (Æ)	22,512	1,091
Rautaruukki OYJ	3,844	159
Stora Enso Oyj Class R (Ñ)	315,986	4,390
UPM-Kymmene Oyj	298,131	5,644
Wartsila Oyj Class B	8,277	530

		59,023

France - 11.4%
Accor SA (Ñ)	84,749	6,488
Air France - KLM	27,900	775
Air Liquide (Æ)(Ñ)	53,831	7,498
Alcatel-Lucent - ADR (Ñ)	537,970	3,405
Alstom (Ñ)	105,970	21,397
Arkema (Æ)	34,818	1,971
AXA SA	282,863	9,696
BNP Paribas	165,101	16,323
Bouygues	1,307	101
Carrefour SA (Ñ)	295,261	20,768
Casino Guichard Perrachon SA	4,453	491
Christian Dior SA	6,802	753
Cie de Saint-Gobain (Ñ)	129,888	10,170
Cie Generale de Geophysique - Veritas (Ñ)	28,255	6,604
CNP Assurances (Ñ)	18,086	2,202
Compagnie Generale des Etablissements Michelin Class B	31,600	3,033
Credit Agricole SA (Ñ)	405,706	12,495
Electricite de France	142,316	14,814
Eramet	924	478

	Principal Amount ($) or Shares	Market Value $

France Telecom SA	808,041	28,539
Gaz de France SA (Ñ)	115,184	6,236
Groupe Danone	106,996	8,639
JC Decaux SA (Ñ)	184,865	6,030
L’Oreal SA	45,612	5,641
Lafarge SA	2,230	350
Lagardere SCA	47,800	3,508
Legrand SA	189,030	5,780
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	135,445	13,936
Neuf Cegetel (Æ)	2,411	125
NicOx SA (Ñ)	34,166	476
Pernod-Ricard SA (Ñ)	73,784	7,869
PPR (Ñ)	44,796	6,332
Rallye SA	2,509	140
Renault SA	176,476	20,117
Sanofi-Aventis SA	228,307	18,593
Schneider Electric SA (Ñ)	103,899	12,049
SEB SA	2,307	377
Societe BIC SA	4,519	282
Societe Generale (Ñ)	182,617	22,658
Societe Television Francaise 1	71,230	1,802
Suez SA	222,349	11,130
Teleperformance - GDR	8,124	254
Thales SA (Ñ)	33,296	1,924
Thomson	1,470	18
Total SA (Ñ)	830,128	60,214
Total SA - ADR	47,200	3,435
UBISOFT Entertainment (Æ)	13,560	1,232
Unibail-Rodamco (ö)	136	32
Valeo SA	6,103	225
Veolia Environnement	374,685	30,746
Vivendi (Ñ)	488,481	19,657

		437,808

Germany - 7.7%
Allianz SE	82,882	14,927
Altana AG (Ñ)	48,771	1,099
Arcandor AG (Ñ)	587,138	11,012
Arques Industries AG (Ñ)	15,829	353
BASF SE	108,411	14,194
Bayer AG	239,447	19,698
Bayerische Motoren Werke AG (Ñ)	88,170	4,878
Beiersdorf AG	7,815	604
Continental AG	167,381	17,381
Daimler AG	281,083	21,988
Deutsche Bank AG (Ñ)	66,046	7,464
Deutsche Boerse AG	55,698	9,839

International Securities Fund	33

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Deutsche Lufthansa AG	191,600	4,595
Deutsche Telekom AG	1,057,510	21,607
E.ON AG (Ñ)	163,448	30,049
Epcos AG (Ñ)	51,621	703
Freenet AG (Ñ)	37,164	706
Fresenius Medical Care AG & Co. KGaA	46,905	2,408
GEA Group AG	104,222	3,231
Hochtief AG	4,811	481
K+S AG	25,050	6,367
Krones AG	4,106	322
KUKA AG Class A (Æ)(Ñ)	17,648	562
Lanxess AG	45,029	1,575
Linde AG (Æ)	83,780	10,961
MAN AG	2,818	350
Merck KGAA	61,570	7,622
Metro AG (Ñ)	124,964	10,271
MTU Aero Engines Holding AG	48,083	2,577
Muenchener Rueckversicherungs AG (Ñ)	48,204	8,707
Norddeutsche Affinerie AG (Ñ)	7,994	351
RWE AG (Ñ)	247,604	30,365
Salzgitter AG	13,341	2,103
Siemens AG (Ñ)	71,792	9,302
Solarworld AG (Ñ)	50,188	2,242
Stada Arzneimittel AG	42,086	2,647
Suedzucker AG (Ñ)	10,579	226
Symrise AG (Æ)	77,900	1,949
ThyssenKrupp AG (Ñ)	4,943	243
TUI AG (Ñ)	86,600	1,894
United Internet AG (Ñ)	138,450	2,649
Volkswagen AG (Ñ)	7,509	1,700
Vossloh AG	5,759	707
Wacker Chemie AG	15,615	3,379
Wincor Nixdorf AG	4,974	383

		296,671

Greece - 0.4%
Coca Cola Hellenic Bottling Co. SA	68,762	2,883
National Bank of Greece SA	148,783	9,114
Public Power Corp. SA	45,456	2,180

		14,177

Hong Kong - 1.3%
BOC Hong Kong Holdings, Ltd.	206,333	519
Cathay Pacific Airways, Ltd. (Ñ)	22,083	49
Cheung Kong Holdings, Ltd.	218,950	3,551

	Principal Amount ($) or Shares	Market Value $

China Merchants Holdings International Co., Ltd.	402,000	1,955
China Mobile, Ltd.	561,000	8,284
China Netcom Group Corp. Hong Kong, Ltd. (Ñ)	552,000	1,711
China Unicom, Ltd.	4,308	10
CLP Holdings, Ltd.	32,000	255
CNOOC, Ltd. (Ñ)	2,946,200	4,258
Hang Lung Group, Ltd.	60,837	282
Hang Lung Properties, Ltd. - ADR	40,360	161
Hang Seng Bank, Ltd.	22,100	443
Henderson Land Development Co., Ltd.	35,000	301
Hong Kong & China Gas Co. (Ñ)	122,006	334
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	77,277	1,603
HongKong Electric Holdings (Ñ)	1,344,500	7,675
Hopewell Holdings	88,000	386
Hutchison Whampoa, Ltd.	58,500	574
Hysan Development Co., Ltd.	40,000	119
Industrial and Commercial Bank of China Asia, Ltd. (Ñ)	16,000	35
Link REIT (The) (ö)(Ñ)	60,500	154
Minmetals Resources, Ltd.	188,000	77
New World Development, Ltd.	1,198,000	3,717
Sun Hung Kai Properties, Ltd.	272,333	5,453
Swire Pacific, Ltd.	38,000	519
Techtronic Industries Co. (Ñ)	11,496	12
Television Broadcasts, Ltd.	36,667	200
Wharf Holdings, Ltd. (Ñ)	1,523,843	8,335
Wheelock & Co., Ltd. (Ñ)	65,068	194

		51,166

India - 0.4%
ICICI Bank, Ltd. - ADR	142,939	8,685
Satyam Computer Services, Ltd.	85,410	854
Satyam Computer Services, Ltd. - ADR (Ñ)	87,530	2,131
State Bank of India, Ltd. - GDR	24,500	2,756
Sterlite Industries India, Ltd. -ADR (Æ)(Ñ)	113,500	2,310

		16,736

Indonesia - 0.1%
Bank Mandiri Persero Tbk PT	2,012,600	742
Bumi Resources Tbk PT	6,001,500	4,263

		5,005

34	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ireland - 0.4%
Elan Corp. PLC - ADR (Æ)	360,057	9,149
Ryanair Holdings PLC - ADR (Æ)(Ñ)	201,112	6,721

		15,870

Israel - 0.4%
Check Point Software Technologies (Æ)	121,900	2,597
Teva Pharmaceutical Industries, Ltd. -ADR	271,832	12,515

		15,112

Italy - 3.2%
Alleanza Assicurazioni SpA (Ñ)	399,357	5,107
Ansaldo STS SpA	293,417	3,678
Arnoldo Mondadori Editore SpA (Ñ)	450,942	3,648
Assicurazioni Generali SpA (Ñ)	20,423	872
Banca CR Firenze	24,845	246
Buzzi Unicem SpA (Ñ)	133,354	3,168
Danieli & Co. SpA	6,814	135
Enel SpA	779,658	8,697
ENI SpA	784,988	25,299
Esprinet SpA Class A (Ñ)	16,079	149
Fiat SpA	67,997	1,585
Finmeccanica SpA	19,591	587
Fondiaria-Sai SpA (Ñ)	96,833	3,987
Fondiaria-Sai SpA	9,900	275
Impregilo SpA (Æ)	106,406	581
Indesit Co. SpA	33,170	467
Intesa Sanpaolo SpA (Ñ)	2,728,917	19,496
Italcementi SpA (Ñ)	107,700	2,146
Mediaset SpA (Ñ)	877,895	7,740
Milano Assicurazioni SPA (Ñ)	87,389	557
Parmalat Finanziaria SpA (Ñ)(Å)	42,200	—
Prysmian SpA(Æ)	38,161	766
Snam Rete Gas SpA	98,000	650
Telecom Italia SpA	3,758,787	8,639
UniCredit SpA	3,184,464	23,292
Unione di Banche Italiane SCPA	6,266	157

		121,924

Japan - 15.1%
77 Bank, Ltd. (The)	59,000	368
Aeon Credit Service Co., Ltd. (Ñ)	174,600	2,610
Aioi Insurance Co., Ltd.	40,000	195
Alfresa Holdings Corp.	6,900	426
Alpine Electronics, Inc.	25,500	378
Alps Electric Co., Ltd.	171,500	1,978

	Principal Amount ($) or Shares	Market Value $

Amada Co., Ltd.	21,000	180
AOC Holdings, Inc.	15,500	169
Aoyama Trading Co., Ltd.	3,600	81
Asahi Glass Co., Ltd. (Ñ)	380,000	4,738
Asahi Kasei Corp.	177,000	1,081
Astellas Pharma, Inc.	217,400	9,417
Bank of Yokohama, Ltd. (The)	100,000	654
Bosch Corp. (Ñ)	167,000	716
Bridgestone Corp.	174,000	2,953
Brother Industries, Ltd. (Ñ)	25,900	322
Canon Marketing Japan, Inc. (Ñ)	9,500	156
Canon, Inc.	802,800	34,650
Capcom Co., Ltd. - GDR	9,300	225
Central Glass Co., Ltd.	27,000	100
Chuo Mitsui Trust Holdings, Inc.	65,000	447
COMSYS Holdings Corp.	101,000	870
Dai Nippon Printing Co., Ltd.	35,000	506
Daihatsu Motor Co., Ltd.	43,000	444
Daiichi Sankyo Co., Ltd.	3,600	108
Daikin Industries, Ltd.	92,800	4,172
Dainippon Ink and Chemicals, Inc.	503,000	2,246
Daishi Bank, Ltd. (The)	44,000	180
Daiwa House Industry Co., Ltd.	360,830	5,037
Daiwa Securities Group, Inc.	294,920	2,608
Denki Kagaku Kogyo K K	113,000	464
East Japan Railway Co.	232	1,916
EDION Corp. (Ñ)	113,300	1,283
Eisai Co., Ltd.	6,000	247
Exedy Corp.	7,200	222
Ezaki Glico Co., Ltd. (Ñ)	5,000	54
FamilyMart Co., Ltd.	22,900	680
Fanuc, Ltd.	59,500	5,237
FCC Co., Ltd.	6,900	91
Fuji Fire & Marine Insurance Co., Ltd. (The) (Ñ)	130,000	393
Fuji Television Network, Inc.	2,367	3,734
FUJIFILM Holdings Corp.	26,600	1,043
Fujitsu, Ltd.	1,058,000	6,851
Fukuyama Transporting Co., Ltd. (Ñ)	3,000	12
Glory, Ltd.	12,400	254
H2O Retailing Corp. (Ñ)	53,000	380
Hachijuni Bank, Ltd. (The)	100,000	686
Higo Bank, Ltd. (The)	39,000	241
Hino Motors, Ltd. (Ñ)	137,000	945
Hirose Electric Co., Ltd.	30,400	3,090
Hitachi Kokusai Electric, Inc.	32,000	334
Hitachi, Ltd.	57,000	427
Hokkaido Electric Power Co., Inc.	2,300	50
Honda Motor Co., Ltd.	102,400	3,231

International Securities Fund	35

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hosiden Corp. (Ñ)	163,500	2,521
Hoya Corp.	155,600	4,242
Hyakugo Bank, Ltd. (The)	13,000	75
Hyakujushi Bank, Ltd. (The)	19,000	98
Ibiden Co., Ltd.	71,600	4,632
Inpex Holdings, Inc.	694	6,502
Isetan Co., Ltd.	10,700	125
Isuzu Motors, Ltd.	660,000	2,873
ITOCHU Corp.	143,000	1,312
Iyo Bank, Ltd. (The)	29,000	294
Japan Steel Works, Ltd. (The)	32,000	469
Japan Tobacco, Inc.	2,693	14,343
JFE Holdings, Inc.	141,900	6,567
JFE Shoji Holdings, Inc.	108,000	673
JGC Corp.	56,000	933
Joyo Bank, Ltd. (The)	1,143,590	6,530
JTEKT Corp.	6,300	105
Juki Corp. Class A	68,000	328
Kagoshima Bank, Ltd. (The)	53,000	371
Kansai Electric Power Co., Inc. (The)	6,500	163
Kao Corp.	1,159,500	35,174
Kawasaki Kisen Kaisha, Ltd. (Ñ)	74,000	716
Kayaba Industry Co., Ltd.	22,000	105
KDDI Corp.	1,181	7,986
Keihin Corp.	22,100	331
Keiyo Bank, Ltd. (The) (Æ)	99,000	643
Kintetsu World Express, Inc.	12,100	344
Kobe Steel, Ltd.	325,000	1,088
Koito Manufacturing Co., Ltd.	11,000	161
Komatsu, Ltd. (Ñ)	67,000	1,617
Komori Corp.	9,000	190
Kose Corp. (Ñ)	249,200	6,135
Kyocera Corp.	3,600	288
Kyoei Steel, Ltd. (Æ)	4,200	75
Kyowa Hakko Kogyo Co., Ltd.	5,330	54
Kyushu Electric Power Co., Inc.	140,100	3,546
Lawson, Inc.	12,900	460
Leopalace21 Corp.	10,600	256
Makino Milling Machine Co., Ltd.	26,000	168
Makita Corp.	9,800	364
Marubeni Corp.	953,000	6,542
Matsushita Electric Industrial Co., Ltd.	91,000	1,945
Matsushita Electric Works, Ltd.	100,000	1,051
Mazda Motor Corp.	77,000	334
Meiji Dairies Corp. (Ñ)	110,000	591
MID Reit, Inc. Class A (Æ)(ö)(Ñ)	584	2,166
Millea Holdings, Inc.	291,800	11,141
Mitsubishi Chemical Holdings Corp.	140,000	1,018

	Principal Amount ($) or Shares	Market Value $

Mitsubishi Corp.	439,000	11,507
Mitsubishi Electric Corp.	58,000	541
Mitsubishi Estate Co., Ltd.	37,000	984
Mitsubishi Materials Corp.	98,000	401
Mitsubishi UFJ Financial Group, Inc.	1,221,090	12,094
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,040	150
Mitsui & Co., Ltd.	420,000	8,645
Mitsui Chemicals, Inc.	463,000	3,101
Mitsui Fudosan Co., Ltd.	30,000	688
Mitsui Mining & Smelting Co., Ltd.	86,000	323
Mitsui OSK Lines, Ltd.	534,000	6,513
Mitsui Sumitomo Insurance Co., Ltd.	735,695	7,592
Mitsui-Soko Co., Ltd. (Ñ)	491,480	3,002
Mitsumi Electric Co., Ltd. (Æ)(Ñ)	15,600	431
Mizuho Financial Group, Inc.	139	659
Mochida Pharmaceutical Co., Ltd.	22,000	198
Musashino Bank, Ltd. (The)	5,400	246
Namco Bandai Holdings, Inc.	7,200	100
NEC Electronics Corp. (Æ)	8,600	173
New City Residence Investment Corp. Class A (ö)	403	1,575
NGK Insulators, Ltd.	6,000	155
Nichirei Corp. (Ñ)	139,000	645
Nintendo Co., Ltd.	49,500	24,745
Nippon Commercial Investment Corp. (Æ)(ö)	802	3,468
Nippon Electric Glass Co., Ltd.	191,000	2,851
Nippon Express Co., Ltd.	207,000	1,117
Nippon Kayaku Co., Ltd.	102,000	614
Nippon Konpo Unyu Soko Co., Ltd.	13,000	174
Nippon Mining Holdings, Inc.	245,500	1,441
Nippon Oil Corp.	163,000	1,103
Nippon Residential Investment Corp. Class A (ö)	496	2,052
Nippon Seiki Co., Ltd.	4,000	66
Nippon Sheet Glass Co., Ltd.	41,000	187
Nippon Steel Corp.	522,000	3,139
Nippon Telegraph & Telephone Corp.	1,490	7,131
Nippon Yusen KK	340,000	2,777
Nipponkoa Insurance Co., Ltd. (Ñ)	1,026,020	9,422
Nishi-Nippon City Bank, Ltd. (The)	80,000	215
Nissan Chemical Industries, Ltd.	25,000	308
Nissan Motor Co., Ltd.	646,200	6,202
Nissan Shatai Co., Ltd.	44,000	338
Nisshin Seifun Group, Inc.	8,500	83
Nisshin Steel Co., Ltd. (Ñ)	67,000	220
Nisshinbo Industries, Inc. (Ñ)	18,000	194
Nissin Kogyo Co., Ltd.	20,900	343

36	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nitto Denko Corp.	130,100	6,362
Nomura Holdings, Inc.	1,105,560	16,210
Noritsu Koki Co., Ltd. (Ñ)	2,700	50
NTN Corp.	59,000	427
Oki Electric Industry Co., Ltd. (Ñ)	422,000	692
Okinawa Electric Power Co., Inc. (The)	1,800	82
Omron Corp.	151,900	3,139
Onward Holdings Co., Ltd.	38,000	385
ORIX Corp.	31,420	5,347
Pacific Metals Co., Ltd. (Ñ)	15,000	116
QP Corp. (Ñ)	20,200	195
Rengo Co., Ltd. (Ñ)	54,000	339
Resona Holdings, Inc. (Ñ)	223	353
Ricoh Co., Ltd.	402,000	6,278
Rohm Co., Ltd.	8,600	634
Sankyo Co., Ltd.	12,000	640
Sankyu, Inc.	32,000	163
Santen Pharmaceutical Co., Ltd.	5,300	142
Sanwa Holdings Corp. (Ñ)	21,000	101
Sapporo Hokuyo Holdings, Inc.	5	42
Sasebo Heavy Industries Co., Ltd. (Ñ)	34,000	146
Seiko Epson Corp. (Ñ)	5,800	143
Seino Holdings Corp.	17,000	116
Sekisui House, Ltd. (Ñ)	10,000	111
Seven & I Holdings Co., Ltd.	358,779	8,879
Sharp Corp. (Ñ)	248,000	4,281
Shiga Bank, Ltd. (The)	36,000	238
Shima Seiki Manufacturing, Ltd. - GDR (Ñ)	8,800	364
Shin-Etsu Chemical Co., Ltd.	122,700	6,462
Shinwa Kaiun Kaisha, Ltd.	39,000	225
Shizuoka Bank, Ltd. (The)	156,000	1,712
Showa Shell Sekiyu KK	10,679	93
SMC Corp.	58,807	6,579
Sohgo Security Services Co., Ltd.	7,600	121
Sony Corp.	135,000	6,455
Star Micronics Co., Ltd.	25,100	424
Sugi Pharmacy Co., Ltd. - GDR	173,000	4,825
Sumco Corp. (Ñ)	87,400	1,917
Sumco Techxiv Corp. (Ñ)	7,400	183
Sumitomo Bakelite Co., Ltd.	805,170	4,284
Sumitomo Heavy Industries, Ltd.	81,000	669
Sumitomo Metal Mining Co., Ltd.	18,000	303
Sumitomo Mitsui Financial Group, Inc. (Ñ)	1,019	8,053
Sumitomo Realty & Development Co., Ltd.	110,000	2,713
Sumitomo Trust & Banking Co., Ltd. (The)	979,760	6,226

	Principal Amount ($) or Shares	Market Value $

Suzuken Co., Ltd.	4,100	149
Suzuki Motor Corp.	152,920	3,852
Takeda Pharmaceutical Co., Ltd.	355,780	21,607
TDK Corp.	19,000	1,214
THK Co., Ltd.	29,200	580
Toho Co., Ltd. (Ñ)	7,900	191
Toho Pharmaceutical Co., Ltd.	19,672	418
Tokai Rubber Industries, Inc.	30,400	505
Tokyo Electric Power Co., Inc. (The)	229,400	5,958
Tokyo Gas Co., Ltd.	630,000	2,936
Tokyu Land Corp.	329,900	2,659
TonenGeneral Sekiyu KK (Ñ)	21,000	181
Toshiba Corp. (Ñ)	726,000	4,911
Toshiba Machine Co., Ltd.	27,000	200
Toshiba TEC Corp.	59,000	375
Toyo Engineering Corp. Class A (Ñ)	66,000	295
Toyo Ink Manufacturing Co., Ltd.	16,000	55
Toyo Suisan Kaisha, Ltd.	57,000	1,082
Toyota Auto Body Co., Ltd. (Ñ)	25,800	400
Toyota Boshoku Corp.	6,900	209
Toyota Motor Corp.	528,200	28,741
Tsubakimoto Chain Co.	17,000	96
United Urban Investment Corp. (ö)	330	2,029
USS Co., Ltd.	6,080	355
West Japan Railway Co.	1,305	6,304
Yamada Denki Co., Ltd. (Ñ)	69,760	7,452
Yamaha Corp.	51,900	1,070
Yamaha Motor Co., Ltd.	5,500	124
Yamato Holdings Co., Ltd.	86,000	1,196
Yamato Kogyo Co., Ltd. - GDR (Æ)	23,300	872
Yokohama Rubber Co., Ltd. (The) (Ñ)	72,000	404

		579,077

Luxembourg - 0.4%
ArcelorMittal	43,253	2,875
ArcelorMittal (Ñ)	78,646	5,221
Evraz Group SA - GDR	38,275	2,782
Millicom International Cellular SA (Æ)(Ñ)	38,700	4,100
SES	19,426	471

		15,449

Malaysia - 0.1%
Sime Darby BHD (Æ)	702,600	2,562

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	45,692	63

International Securities Fund	37

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mexico - 0.6%
America Movil SAB de CV Series L	236,107	14,145
Grupo Modelo SAB de CV	308,300	1,426
Grupo Televisa SA - ADR	291,760	6,503

		22,074

Netherlands - 3.8%
Akzo Nobel NV	9,823	727
ASM International NV (Ñ)	11,564	221
ASML Holding NV (Æ)	469,512	12,511
Boskalis Westminster	60,200	3,273
Corporate Express (Ñ)	118,800	694
CSM	12,043	329
Fugro NV	34,000	2,327
Heineken NV	668,105	37,537
ING Groep NV	952,001	30,993
Koninklijke Ahold NV	360,242	4,704
Koninklijke Philips Electronics NV	200,470	7,885
OCE NV (Ñ)	71,009	1,427
Reed Elsevier NV	463,975	8,477
Rodamco Europe NV (ö)(Ñ)	3,882	491
Royal KPN NV	35,236	639
TNT NV	226,040	8,373
TomTom NV (Ñ)	24,353	1,345
Unilever NV	768,212	24,997

		146,950

Netherlands Antilles - 0.1%
Hunter Douglas NV	7,488	488
Schlumberger, Ltd.	45,200	3,411

		3,899

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (Ñ)	1,390,702	4,413

Norway - 0.6%
Aker Kvaerner ASA	20,500	383
Renewable Energy Corp. AS Class H (Ñ)	13,150	344
StatoilHydro ASA	315,915	8,260
Telenor ASA	213,900	4,426
Yara International ASA	201,900	9,761

		23,174

Papua New Guinea - 0.0%
Oil Search, Ltd.	102,996	401

	Principal Amount ($) or Shares	Market Value $

Portugal - 0.1%
Energias de Portugal SA	635,272	4,052

Russia - 0.2%
Gazprom OAO - ADR	77,850	3,766
Mobile Telesystems OJSC - ADR	49,000	4,075

		7,841

Singapore - 0.6%
Allgreen Properties, Ltd.	237,610	189
Ascendas Real Estate Investment Trust (ö)	11,000	17
CapitaCommercial Trust (ö)	10,000	15
CapitaLand, Ltd. (Ñ)	931,629	3,918
CapitaMall Trust (ö)	19,571	42
Chartered Semiconductor Manufacturing, Ltd. (Æ)(Ñ)	13,000	7
China Aviation Oil Singapore Corp., Ltd.	37,000	40
Cosco Corp. Singapore, Ltd.	9,863	32
Creative Technology, Ltd.	5,950	23
DBS Group Holdings, Ltd.	201,000	2,517
Flextronics International, Ltd. (Æ)(Ñ)	130,600	1,528
Haw Par Corp., Ltd.	7,667	34
Indofood Agri Resources, Ltd. (Æ)	70,231	111
Jardine Cycle & Carriage, Ltd.	17,000	236
Keppel Corp., Ltd.	54,222	443
NatSteel, Ltd.	48,000	49
Neptune Orient Lines, Ltd. (Ñ)	107,269	247
Oversea-Chinese Banking Corp.	895,800	4,754
Pacific Century Regional Developments, Ltd. (Æ)	322,000	65
SembCorp Industries, Ltd.	46,000	152
Singapore Airlines, Ltd.	40,240	443
Singapore Exchange, Ltd.	134,000	938
Singapore Petroleum Co., Ltd.	44,625	199
Singapore Telecommunications, Ltd.	2,661,310	6,914
STATS ChipPAC, Ltd. (Ñ)	48,793	46
Suntec Real Estate Investment Trust (ö)	14,000	15
United Overseas Bank, Ltd.	34,143	423
Wing Tai Holdings, Ltd. (Ñ)	42,638	71

		23,468

South Africa - 0.4%
Impala Platinum Holdings, Ltd.	61,025	2,286
MTN Group, Ltd.	685,489	10,906

38	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sanlam, Ltd.	335,000	878
Standard Bank Group, Ltd.	36,800	442

		14,512

South Korea - 1.0%
Daelim Industrial Co.	3,624	496
Honam Petrochemical Corp.	9,400	894
Hynix Semiconductor, Inc. (Ñ)	28,700	806
Hyundai Mobis (Æ)	13,890	1,145
Hyundai Motor Co. - GDR (Þ)	12,130	460
Industrial Bank of Korea	58,000	1,061
Kookmin Bank	9,300	616
Kookmin Bank - ADR	60,300	4,010
KT&G Corp.	10,360	892
LG Electronics, Inc. Class H (Ñ)	39,499	3,855
POSCO	1,900	1,029
Samsung Electronics Co., Ltd.	33,622	21,558
Shinhan Financial Group Co., Ltd. (Æ)	15,000	807

		37,629

Spain - 3.2%
Banco Bilbao Vizcaya Argentaria SA	136,147	2,872
Banco Santander SA (Ñ)	1,483,077	26,014
Bankinter SA	6,065	94
Enagas	20,467	564
Gamesa Corp. Tecnologica SA	97,408	3,712
Gas Natural SDG SA	20,928	1,154
Gestevision Telecinco SA (Ñ)	12,306	263
Grifols SA	5,830	142
Iberdrola Renovables (Æ)(Ñ)	1,650,878	13,303
Iberdrola SA	925,152	14,145
Red Electrica de Espana	42,171	2,425
Repsol YPF SA (Ñ)	174,267	5,558
Tecnicas Reunidas SA	40,939	2,465
Telefonica SA	1,655,026	48,463
Vertice Trescientos Sesenta Grados (Æ)(Ñ)	16,660	38

		121,212

Sweden - 1.1%
Alfa Laval AB	9,425	507
Boliden AB	21,600	194
Electrolux AB	208,000	3,261
Industrivarden AB Class A	7,200	110
JM AB	21,900	413
Nordea Bank AB	609,740	8,254

	Principal Amount ($) or Shares	Market Value $

OMX AB	4,500	186
Peab AB	9,800	91
Peab Industri AB Class B	4,900	36
SAS AB New (Æ)(Ñ)	5,900	57
Scania AB Class B (Æ)	103,400	2,138
Skandinaviska Enskilda Banken AB Class A	25,000	567
SKF AB Class B	30,600	549
Ssab Svenskt Stal AB Series A	43,800	1,154
Svenska Cellulosa AB Class B	164,100	2,638
Swedish Match AB	268,500	5,936
Tele2 AB Series B Class B	277,300	5,659
Telefonaktiebolaget LM Ericsson Series B Class B	3,049,510	6,910
TeliaSonera AB	329,400	2,917
Volvo AB Class A (Æ)	600	8
Volvo AB Class B	68,950	921

		42,506

Switzerland - 7.5%
ABB, Ltd.	442,935	11,082
Actelion, Ltd. (Ñ)	133,407	6,664
Alcon, Inc.	27,000	3,834
Baloise Holding AG	8,706	773
Bucher Industries AG	728	163
Credit Suisse Group	520,462	29,497
Givaudan SA	8,460	8,316
Helvetia Holding AG	1,656	594
Holcim, Ltd.	133,397	12,911
Julius Baer Holding AG	274,581	19,179
Kuehne & Nagel International AG	1,927	175
Kuoni Reisen Holding AG	372	169
Logitech International SA	392,166	11,958
Lonza Group AG (Ñ)	88,629	11,355
Nestle SA	140,142	62,634
Novartis AG	401,243	20,305
Roche Holding AG	255,814	46,348
Sonova Holding AG	95,873	8,591
Swatch Group AG	75,472	3,956
Swatch Group AG Class B	6,690	1,800
Swiss Life Holding	4,668	1,132
Swiss Reinsurance	110,761	8,298
Swisscom AG	147	58
Syngenta AG	19,242	5,075
UBS AG	263,111	10,888
Zurich Financial Services AG	4,734	1,349

		287,104

International Securities Fund	39

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taiwan - 0.3%
AU Optronics Corp.	1,044,386	1,728
China Steel Corp. Class H	844,600	1,181
HON HAI Precision Industry Co., Ltd.	406,000	2,196
Siliconware Precision Industries Co.	936,110	1,472
Taiwan Semiconductor Manufacturing Co., Ltd.	587,924	1,119
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	346,180	3,213
United Microelectronics Corp.	1,255,596	691

		11,600

Thailand - 0.1%
Bangkok Bank PCL	742,110	2,756

Turkey - 0.2%
Turkcell Iletisim Hizmet AS	1	—
Turkcell Iletisim Hizmet AS - ADR	180,300	4,098
Turkiye Garanti Bankasi AS	339,200	2,170

		6,268

United Kingdom - 17.2%
3i Group PLC	3,763	70
Anglo American PLC	74,527	4,075
Antofagasta PLC	75,442	990
ARM Holdings PLC	2,229,045	5,215
Associated British Foods PLC	155,600	2,696
AstraZeneca PLC	139,393	5,814
Atkins WS PLC	22,827	487
Autonomy Corp. PLC (Æ)	165,323	2,986
Aviva PLC	643,226	8,056
BAE Systems PLC	1,318,275	12,282
Barclays PLC	767,609	7,237
BG Group PLC	740,377	16,293
BHP Billiton PLC	208,740	6,187
Biffa PLC - GDR	7,351	44
BP PLC	2,067,463	21,931
BP PLC - ADR (Ñ)	100,610	6,414
Brit Insurance Holdings PLC	144,206	655
British Airways PLC	26,111	173
British American Tobacco PLC	231,768	8,300
British Energy Group PLC Class H	157,732	1,626
British Land Co. PLC (ö)	15,577	313
British Sky Broadcasting Group PLC	1,120,015	12,245
BT Group PLC	1,079,938	5,610
Cadbury Schweppes PLC	494,617	5,460
Carphone Warehouse Group PLC (Ñ)	1,709,944	11,273
Charter PLC	50,396	693

	Principal Amount ($) or Shares	Market Value $

Close Brothers Group PLC	33,806	559
Compass Group PLC	758,349	4,800
Davis Service Group PLC	28,268	284
Dawnay Day Treveria PLC	2,506,540	2,981
De La Rue PLC	103,800	1,866
Diageo PLC	1,362,304	27,408
easyJet PLC	280,299	2,595
Emap PLC New (Ñ)	3,852	70
Experian Group, Ltd. (Æ)	369,012	3,258
Galiform PLC	191,129	294
GKN PLC	758,174	3,998
GlaxoSmithKline PLC	2,206,846	52,088
HBOS PLC	1,279,480	17,670
Home Retail Group PLC (Æ)	1,042,762	5,920
HSBC Holdings PLC	336,514	5,046
IG Group Holdings PLC	108,813	788
International Power PLC	946,815	7,512
ITV PLC	883,790	1,274
J Sainsbury PLC	103,617	823
John Wood Group PLC	394,053	2,982
Johnson Matthey PLC Class H	58,423	2,174
Kazakhmys PLC	107,520	2,629
Kelda Group PLC	6,309	136
Kesa Electricals PLC	293,988	1,414
Kingfisher PLC	951,657	2,783
Ladbrokes PLC	593,400	3,534
Land Securities Group PLC (ö)	16,613	531
Legal & General Group PLC	438,870	1,161
Liberty International PLC Class H (ö)(Ñ)	2,234	48
Lloyds TSB Group PLC	1,256,778	11,065
Man Group PLC	1,723,462	18,945
Marston’s PLC	295,200	1,618
National Express Group PLC	97,844	2,283
National Grid PLC	171,961	2,646
Old Mutual PLC	571,313	1,424
Pearson PLC	152,947	2,116
Petrofac, Ltd.	48,741	497
Premier Farnell PLC	13,121	37
Premier Oil PLC (Æ)	10,115	261
Provident Financial PLC	23,579	384
Reckitt Benckiser Group PLC (Æ)	598,775	31,344
Regus Group PLC	221,279	317
Resolution PLC	19,789	282
Reuters Group PLC	36,836	447
Rio Tinto PLC	106,627	10,642
Royal & Sun Alliance Insurance Group	557,116	1,515
Royal Bank of Scotland Group PLC	3,984,978	30,443

40	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Royal Dutch Shell PLCClass A (Ñ)	1,125,302	40,160
Royal Dutch Shell PLC Class B	190,403	6,587
SABMiller PLC	24,991	540
Schroders PLC	134,379	2,928
Scottish & Newcastle PLC	22,338	349
Scottish & Southern Energy PLC	219,894	6,681
Severn Trent PLC Class H	86,400	2,443
Shire PLC	26,400	471
Smiths Group PLC	341,812	6,778
Stagecoach Group PLC	376,499	1,801
Standard Chartered PLC	508,605	16,915
Taylor Wimpey PLC	496,179	1,784
Tesco PLC	4,134,244	34,493
Trinity Mirror PLC	238,900	1,556
Tullett Prebon PLC	95,502	981
Unilever PLC	631,934	20,767
Vodafone Group PLC	9,056,631	31,785
Vodafone Group PLC - ADR	306,320	10,660
Weir Group PLC (The)	35,460	527
WH Smith PLC	35,245	236
William Hill PLC	727,784	5,906
WM Morrison Supermarkets PLC	341,331	2,043
WPP Group PLC	2,112,689	26,072
Xstrata PLC	211,854	16,196

		658,676

United States - 0.4%
Citigroup, Inc. (Ñ)	6,923	198
Las Vegas Sands Corp. (Æ)(Ñ)	79,218	6,945
Synthes, Inc.	58,219	7,439

		14,582

Total Common Stocks
(cost $3,206,851)		3,548,608

Preferred Stocks - 0.5%
Brazil - 0.2%
Banco Itau Holding Financeira SA	52,700	1,184
Petroleo Brasileiro SA	44,300	2,025
Usinas Siderurgicas de Minas Gerais SA	61,800	2,899

		6,108

Germany - 0.3%
Henkel KGaA	154,415	7,069
Porsche Automobil Holding SE (Ñ)	1,089	1,959
RWE AG	3,774	398
Volkswagen AG	494	69

		9,495

	Principal Amount ($) or Shares		Market Value $
Italy - 0.0%
Unipol Gruppo Finanziario SpA		5,533	14

South Korea - 0.0%
Hyundai Motor Co.		21,000	709
Samsung Electronics Co., Ltd.		1,600	739

			1,448

Total Preferred Stocks
(cost $15,926)			17,065

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Switzerland - 0.0%
Swiss Market Index Mar 2008 7,561.03 Put (63)	CHF	476	292
Mar 2008 7,840.00 Put (286)	CHF	2,242	1,323

Total Options Purchased
(cost $1,584)			1,615

	Principal Amount ($) or Shares
Warrants & Rights - 0.1%
United States - 0.1%
Bharti Airtel, Ltd.(þ) 2012 (Æ) Warrants		111,400	2,418

Total Warrants & Rights
(cost $1,831)			2,418

Short-Term Investments - 7.1%
United States - 7.1%
Russell Investment Company Money Market Fund		254,936,000	254,936
United States Treasury Bills (ç)(ž) 2.952% (Æ) due 03/20/08		18,500	18,429

Total Short-Term Investments
(cost $273,365)			273,365

International Securities Fund	41

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 9.9%
Russell Investment Company Money Market Fund (×)	111,384,433	111,384
State Street Securities Lending Quality Trust (×)	266,417,133	266,417

Total Other Securities
(cost $377,800)		377,801

Total Investments - 110.1%
(identified cost $3,877,357)		4,220,872

Other Assets and Liabilities, Net - (10.1%)		(385,895)

Net Assets - 100.0%		3,834,977

See accompanying notes which are an integral part of the financial statements.

42	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands) expiration date 02/08 (218)	EUR	19,239	(10)
CAC-40 Index (France) expiration date 02/08 (567)	EUR	27,667	(2,751)
DAX Index (Germany) expiration date 03/08 (113)	EUR	19,522	(4,184)
EUR STOXX 50 Index (EMU) expiration date 03/08 (889)	EUR	33,960	(6,782)
FTSE-100 Index (UK) expiration date 03/08 (771)	GBP	45,289	(6,901)
Hang Seng Index (Hong Kong) expiration date 02/08 (104)	HKD	122,169	(643)
MSCI Singapore Index expiration date 02/08 (3)	SGD	217	(8)
SPI 200 Index (Australia) expiration date 03/08 (121)	AUD	17,016	(1,652)
TOPIX Index (Japan) expiration date 03/08 (539)	JPY	7,254,940	(9,639)

Short Positions
IBEX 35 Index expiration date 02/08 (88)	EUR	11,660	888
OMX Stockholm 30 Index (Sweden) expiration date 02/08 (642)	SEK	60,830	(67)
MIB-30 Index (Italy) expiration date 03/08 (7)	EUR	1,201	221
SPI 200 Index (Australia) expiration date 03/08 (205)	AUD	28,828	2,793

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(28,735)

Options Written (Number of Contracts)	Notional Amount		Market Value $
Switzerland
Swiss Market Index
Mar 2008 7,561.03 Call (63)	CHF	476	(291)
Mar 2008 7,840.00 Call (286)	CHF	2,242	(1,323)

Total Liability for Options Written (premiums received $1,584)			(1,614)

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	43

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	167	AUD	185	02/01/08	(2)
USD	245	AUD	280	03/19/08	5
USD	398	AUD	457	03/19/08	10
USD	427	AUD	500	03/19/08	19
USD	431	AUD	500	03/19/08	15
USD	435	AUD	500	03/19/08	10
USD	436	AUD	500	03/19/08	9
USD	437	AUD	500	03/19/08	9
USD	438	AUD	500	03/19/08	8
USD	438	AUD	500	03/19/08	7
USD	444	AUD	500	03/19/08	2
USD	513	AUD	600	03/19/08	22
USD	753	AUD	859	03/19/08	13
USD	855	AUD	1,000	03/19/08	37
USD	1,284	AUD	1,500	03/19/08	53
USD	1,307	AUD	1,500	03/19/08	30
USD	1,337	AUD	1,539	03/19/08	35
USD	1,338	AUD	1,539	03/19/08	34
USD	1,506	AUD	1,717	03/19/08	25
USD	2,258	AUD	2,576	03/19/08	38
USD	2,448	AUD	2,820	03/19/08	66
USD	3,011	AUD	3,434	03/19/08	51
USD	3,294	AUD	3,800	03/19/08	94
USD	4,013	AUD	4,617	03/19/08	103
USD	4,105	AUD	4,679	03/19/08	66
USD	8,503	AUD	9,800	03/19/08	233
USD	10,969	AUD	12,650	03/19/08	309
USD	95	BRL	167	02/01/08	—
USD	435	BRL	763	02/01/08	(2)
USD	503	BRL	884	02/01/08	(1)
USD	26	BRL	46	02/06/08	—
USD	385	BRL	675	02/06/08	(1)
USD	55	CAD	55	02/04/08	(1)
USD	307	CAD	305	02/04/08	(3)
USD	158	CAD	159	02/05/08	—
USD	213	CAD	213	02/05/08	—
USD	102	CHF	111	02/01/08	1
USD	747	CHF	816	02/01/08	8
USD	439	CHF	476	02/04/08	2
USD	799	CHF	871	02/04/08	8
USD	315	CHF	361	03/19/08	19
USD	1,090	CHF	1,195	03/19/08	17
USD	1,383	CHF	1,525	03/19/08	29
USD	5,881	CHF	6,549	03/19/08	184
USD	5,890	CHF	6,549	03/19/08	176
USD	14,029	CHF	15,615	03/19/08	432

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	67	DKK	336	02/01/08	—
USD	344	DKK	1,735	02/04/08	2
USD	50	DKK	258	03/19/08	2
USD	155	DKK	786	03/19/08	1
USD	102	EUR	69	02/01/08	—
USD	182	EUR	123	02/01/08	1
USD	210	EUR	142	02/01/08	1
USD	271	EUR	184	02/01/08	2
USD	372	EUR	252	02/01/08	3
USD	393	EUR	265	02/01/08	1
USD	1,494	EUR	1,011	02/01/08	9
USD	96	EUR	65	02/04/08	1
USD	215	EUR	144	02/04/08	—
USD	273	EUR	184	02/05/08	—
USD	740	EUR	500	03/19/08	2
USD	1,460	EUR	1,000	03/19/08	24
USD	1,461	EUR	1,000	03/19/08	24
USD	1,462	EUR	1,000	03/19/08	23
USD	1,467	EUR	1,000	03/19/08	18
USD	2,872	EUR	2,000	03/19/08	97
USD	2,878	EUR	2,000	03/19/08	91
USD	2,878	EUR	2,000	03/19/08	91
USD	2,928	EUR	2,000	03/19/08	42
USD	2,929	EUR	2,000	03/19/08	40
USD	2,936	EUR	2,000	03/19/08	33
USD	2,943	EUR	2,000	03/19/08	26
USD	4,398	EUR	3,000	03/19/08	56
USD	5,738	EUR	4,000	03/19/08	201
USD	7,329	EUR	5,000	03/19/08	94
USD	7,332	EUR	5,000	03/19/08	92
USD	10,096	EUR	7,000	03/19/08	297
USD	10,720	EUR	7,446	03/19/08	334
USD	11,118	EUR	7,714	03/19/08	335
USD	16,242	EUR	11,120	03/19/08	266
USD	16,670	EUR	11,572	03/19/08	510
USD	18,018	EUR	12,328	03/19/08	286
USD	27,773	EUR	19,286	03/19/08	860
USD	31,190	EUR	21,300	03/19/08	433
USD	62,614	EUR	42,700	03/19/08	780
USD	104,960	EUR	71,800	03/19/08	1,637
USD	1,208	GBP	608	02/01/08	1
USD	2,140	GBP	1,074	02/04/08	(4)
USD	309	GBP	155	02/05/08	—
USD	358	GBP	182	03/19/08	3
USD	404	GBP	200	03/19/08	(7)
USD	975	GBP	500	03/19/08	16

See accompanying notes which are an integral part of the financial statements.

44	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	977	GBP	500	03/19/08	14
USD	985	GBP	500	03/19/08	7
USD	991	GBP	500	03/19/08	1
USD	995	GBP	500	03/19/08	(3)
USD	995	GBP	500	03/19/08	(3)
USD	1,617	GBP	800	03/19/08	(31)
USD	1,953	GBP	1,000	03/19/08	30
USD	1,976	GBP	1,000	03/19/08	6
USD	1,980	GBP	1,000	03/19/08	3
USD	1,991	GBP	1,000	03/19/08	(8)
USD	1,992	GBP	1,000	03/19/08	(10)
USD	1,993	GBP	1,000	03/19/08	(10)
USD	2,825	GBP	1,400	03/19/08	(49)
USD	5,049	GBP	2,500	03/19/08	(92)
USD	6,029	GBP	3,000	03/19/08	(81)
USD	6,072	GBP	3,000	03/19/08	(124)
USD	9,484	GBP	4,805	03/19/08	43
USD	12,253	GBP	6,206	03/19/08	52
USD	16,826	GBP	8,325	03/19/08	(320)
USD	62,020	GBP	30,700	03/19/08	(1,150)
USD	49	HKD	381	02/01/08	—
USD	50	HKD	379	02/01/08	(1)
USD	1,863	HKD	14,539	02/01/08	1
USD	162	HKD	1,263	02/04/08	—
USD	2,691	HKD	20,979	02/04/08	—
USD	12	HKD	92	03/19/08	—
USD	228	HKD	1,772	03/19/08	—
USD	498	HKD	3,871	03/19/08	(1)
USD	1,119	HKD	8,694	03/19/08	(3)
USD	807	JPY	86,271	02/01/08	4
USD	311	JPY	32,921	02/04/08	(1)
USD	3,340	JPY	358,358	02/04/08	30
USD	804	JPY	85,143	02/05/08	(3)
USD	2,440	JPY	259,404	02/05/08	(1)
USD	891	JPY	100,000	03/19/08	52
USD	935	JPY	100,000	03/19/08	8
USD	940	JPY	100,000	03/19/08	3
USD	1,768	JPY	200,000	03/19/08	119
USD	1,773	JPY	200,000	03/19/08	114
USD	1,835	JPY	200,000	03/19/08	52
USD	1,836	JPY	200,000	03/19/08	51
USD	1,841	JPY	200,000	03/19/08	46
USD	2,655	JPY	300,000	03/19/08	176
USD	2,731	JPY	300,000	03/19/08	100
USD	3,635	JPY	400,000	03/19/08	138
USD	4,455	JPY	490,000	03/19/08	168

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	5,797	JPY	650,000	03/19/08	335
USD	7,457	JPY	820,000	03/19/08	279
USD	9,089	JPY	1,015,605	03/19/08	493
USD	12,251	JPY	1,328,124	03/19/08	279
USD	12,353	JPY	1,338,530	03/19/08	275
USD	19,519	JPY	2,185,427	03/19/08	1,099
USD	60,099	JPY	6,600,000	03/19/08	2,167
USD	2,406	NOK	13,100	02/01/08	15
USD	504	NOK	2,708	03/19/08	(5)
USD	76,367	NOK	425,350	03/19/08	2,000
USD	369	SEK	2,423	03/19/08	11
USD	815	SEK	5,296	03/19/08	16
USD	885	SEK	5,710	03/19/08	11
USD	1,092	SEK	6,935	03/19/08	(4)
USD	2,418	SEK	15,413	03/19/08	1
USD	2,437	SEK	15,520	03/19/08	(2)
USD	2	SGD	3	02/01/08	—
USD	2,269	SGD	3,301	03/19/08	65
AUD	138	USD	115	02/01/08	(8)
AUD	294	USD	261	02/05/08	(2)
AUD	200	USD	173	03/19/08	(5)
AUD	400	USD	347	03/19/08	(9)
AUD	800	USD	694	03/19/08	(19)
AUD	900	USD	767	03/19/08	(36)
AUD	1,100	USD	955	03/19/08	(26)
AUD	1,200	USD	1,028	03/19/08	(42)
AUD	1,500	USD	1,299	03/19/08	(39)
AUD	1,500	USD	1,316	03/19/08	(22)
AUD	1,528	USD	1,304	03/19/08	(58)
AUD	1,528	USD	1,304	03/19/08	(58)
AUD	2,000	USD	1,733	03/19/08	(50)
AUD	3,311	USD	2,825	03/19/08	(127)
AUD	4,300	USD	3,733	03/19/08	(101)
AUD	5,000	USD	4,460	03/19/08	3
BRL	515	USD	292	02/01/08	(1)
BRL	132	USD	75	02/06/08	—
BRL	143	USD	81	02/06/08	—
CHF	2,788	USD	2,553	02/01/08	(27)
CHF	828	USD	762	02/04/08	(4)
CHF	265	USD	245	02/05/08	—
CHF	415	USD	384	02/05/08	—
CHF	3,768	USD	3,439	03/19/08	(51)
CHF	31,504	USD	27,480	03/19/08	(1,697)
DKK	1,254	USD	247	03/19/08	(3)
DKK	4,353	USD	840	03/19/08	(27)
DKK	6,360	USD	1,248	03/19/08	(19)

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	45

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	87	USD	103	02/01/08	(26)
EUR	258	USD	381	02/01/08	(2)
EUR	297	USD	439	02/01/08	(3)
EUR	344	USD	508	02/01/08	(4)
EUR	33	USD	49	02/04/08	—
EUR	2,863	USD	4,254	02/04/08	(3)
EUR	1,599	USD	2,379	02/05/08	1
EUR	100	USD	148	03/19/08	(1)
EUR	700	USD	1,029	03/19/08	(10)
EUR	700	USD	1,033	03/19/08	(6)
EUR	700	USD	1,034	03/19/08	(5)
EUR	1,000	USD	1,459	03/19/08	(26)
EUR	1,500	USD	2,193	03/19/08	(34)
EUR	1,500	USD	2,194	03/19/08	(33)
EUR	2,000	USD	2,882	03/19/08	(87)
EUR	2,000	USD	2,937	03/19/08	(32)
EUR	2,000	USD	2,943	03/19/08	(26)
EUR	2,000	USD	2,950	03/19/08	(19)
EUR	2,500	USD	3,690	03/19/08	(21)
EUR	3,000	USD	4,405	03/19/08	(49)
EUR	3,000	USD	4,433	03/19/08	(21)
EUR	3,500	USD	5,138	03/19/08	(59)
EUR	3,826	USD	5,634	03/19/08	(47)
EUR	3,826	USD	5,635	03/19/08	(46)
EUR	4,000	USD	5,849	03/19/08	(89)
EUR	4,000	USD	5,861	03/19/08	(78)
EUR	4,438	USD	6,486	03/19/08	(103)
EUR	4,500	USD	6,608	03/19/08	(73)
EUR	6,000	USD	8,660	03/19/08	(248)
EUR	6,000	USD	8,789	03/19/08	(119)
EUR	7,653	USD	11,248	03/19/08	(114)
EUR	9,500	USD	13,906	03/19/08	(199)
EUR	17,500	USD	25,620	03/19/08	(360)
EUR	17,500	USD	25,984	03/19/08	2
EUR	26,325	USD	38,732	03/19/08	(351)
EUR	29,219	USD	42,033	03/19/08	(1,346)
GBP	70	USD	139	02/01/08	—
GBP	121	USD	241	02/01/08	—
GBP	153	USD	303	02/01/08	—
GBP	194	USD	381	02/01/08	(5)
GBP	235	USD	466	02/01/08	(1)
GBP	272	USD	540	02/01/08	—
GBP	296	USD	590	02/01/08	1
GBP	149	USD	295	02/04/08	—
GBP	264	USD	525	02/05/08	—
GBP	300	USD	595	03/19/08	—

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	500	USD	984	03/19/08	(8)
GBP	500	USD	1,008	03/19/08	17
GBP	700	USD	1,376	03/19/08	(12)
GBP	800	USD	1,577	03/19/08	(9)
GBP	800	USD	1,582	03/19/08	(4)
GBP	1,000	USD	1,982	03/19/08	(1)
GBP	1,000	USD	2,022	03/19/08	39
GBP	1,000	USD	2,058	03/19/08	75
GBP	1,000	USD	2,060	03/19/08	77
GBP	1,138	USD	2,293	03/19/08	36
GBP	1,500	USD	3,032	03/19/08	58
GBP	1,500	USD	3,044	03/19/08	70
GBP	2,000	USD	3,942	03/19/08	(24)
GBP	2,000	USD	4,036	03/19/08	70
GBP	2,740	USD	5,520	03/19/08	87
GBP	3,000	USD	6,033	03/19/08	84
GBP	5,480	USD	11,037	03/19/08	171
GBP	5,800	USD	11,502	03/19/08	2
GBP	7,800	USD	15,738	03/19/08	272
GBP	26,986	USD	54,278	03/19/08	772
GBP	16,881	USD	33,348	04/30/08	(26)
HKD	773	USD	99	02/01/08	—
HKD	2,412	USD	309	03/19/08	—
HKD	4,071	USD	522	03/19/08	(1)
JPY	18,082	USD	169	02/01/08	(1)
JPY	29,055	USD	275	02/01/08	2
JPY	94,319	USD	828	02/01/08	(59)
JPY	14,949	USD	141	02/04/08	1
JPY	21,631	USD	201	02/04/08	(2)
JPY	23,564	USD	220	02/04/08	(2)
JPY	140,422	USD	1,326	02/05/08	5
JPY	30,000	USD	282	03/19/08	(1)
JPY	40,000	USD	376	03/19/08	(2)
JPY	100,000	USD	909	03/19/08	(35)
JPY	100,000	USD	917	03/19/08	(27)
JPY	140,000	USD	1,299	03/19/08	(21)
JPY	150,000	USD	1,366	03/19/08	(49)
JPY	150,000	USD	1,382	03/19/08	(33)
JPY	160,000	USD	1,432	03/19/08	(78)
JPY	180,000	USD	1,661	03/19/08	(37)
JPY	195,000	USD	1,774	03/19/08	(66)
JPY	200,000	USD	1,821	03/19/08	(66)
JPY	200,000	USD	1,825	03/19/08	(62)
JPY	200,000	USD	1,843	03/19/08	(44)
JPY	200,000	USD	1,853	03/19/08	(34)
JPY	220,055	USD	2,074	03/19/08	(2)

See accompanying notes which are an integral part of the financial statements.

46	International Securities Fund

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPY	250,000	USD	2,343	03/19/08	(16)
JPY	300,000	USD	2,743	03/19/08	(88)
JPY	500,000	USD	4,453	03/19/08	(265)
JPY	700,000	USD	6,371	03/19/08	(233)
JPY	1,350,000	USD	12,734	03/19/08	(2)
NOK	15,507	USD	2,779	03/19/08	(78)
NOK	15,507	USD	2,781	03/19/08	(76)
NOK	21,192	USD	3,881	03/19/08	(23)
NOK	42,195	USD	7,747	03/19/08	(27)
NOK	52,981	USD	9,721	03/19/08	(41)
NOK	89,088	USD	15,947	03/19/08	(466)
SEK	273	USD	42	02/01/08	(1)
SEK	3,766	USD	585	03/19/08	(6)
SEK	7,533	USD	1,170	03/19/08	(12)
SEK	14,558	USD	2,254	03/19/08	(30)
SEK	90,248	USD	13,749	03/19/08	(413)
SGD	380	USD	265	03/19/08	(3)
SGD	3,301	USD	2,313	03/19/08	(21)
ZAR	914	USD	127	02/04/08	5

Total Unrealized Appreciation (Depreciation) on OpenForeign Currency Exchange Contracts					8,521

See accompanying notes which are an integral part of the financial statements.

International Securities Fund	47

Russell Investment Company

International Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation)

MSCI Belgium Net Total Return Index	Merrill Lynch	EUR	1,469	1 Month EUR LIBOR plus 0.120%	03/19/08	(218)
MSCI Denmark I Net Total Return Index	Merrill Lynch	DKK	2,272	1 Month DKK LIBOR minus 0.800%	03/19/08	59
MSCI Denmark II Net Total Return Index	Merrill Lynch	DKK	17,441	1 Month DKK LIBOR minus 0.800%	03/19/08	441

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						282

See accompanying notes which are an integral part of the financial statements.

48	International Securities Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.2%
Belgium - 0.6%
Dexia SA (Ñ)	52,766	1,278
Fortis	14,737	332
InBev NV	47,930	3,947
Tessenderlo Chemie NV	13,252	574

		6,131

Bermuda - 3.7%
Axis Capital Holdings, Ltd.	131,800	5,277
Central European Media Enterprises, Ltd. Class A (Æ)	45,000	4,266
Cheung Kong Infrastructure Holdings, Ltd.	266,000	1,014
Covidien, Ltd.	58,217	2,598
Everest Re Group, Ltd.	26,842	2,730
GOME Electrical Appliances Holdings, Ltd.	882,000	1,986
Invesco, Ltd.	94,800	2,580
Marvell Technology Group, Ltd. (Æ)	281,700	3,344
Midland Holdings, Ltd.	1,036,000	1,570
Pacific Basin Shipping, Ltd.	2,539,529	3,594
RenaissanceRe Holdings, Ltd.	37,400	2,131
TBS International, Ltd. Class A (Æ)(Ñ)	22,600	753
Tyco Electronics, Ltd.	32,737	1,107
Tyco International, Ltd.	145,657	5,733
Warner Chilcott, Ltd. (Æ)(Ñ)	43,100	731

		39,414

Brazil - 1.6%
B2W Cia Global Do Varejo	93,900	3,337
Bovespa Holding SA - ADR	262,500	3,835
Petroleo Brasileiro SA - ADR	74,700	6,970
Tam SA - ADR (Æ)(Ñ)	128,000	2,765

		16,907

British Virgin Islands - 0.3%
China New Town Development Co., Ltd. (Æ)	3,693,900	1,195
UTi Worldwide, Inc. (Ñ)	99,800	1,867

		3,062

Canada - 0.1%
Gammon Gold, Inc. (Ñ)	137,060	953

Cayman Islands - 2.3%
ACE, Ltd.	102,700	5,992
Chaoda Modern Agriculture	1,552,000	1,536
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	60,300	1,932

	Principal Amount ($) or Shares	Market Value $
Hutchison Telecommunications International, Ltd.	2,886,000	4,050
Kingboard Laminates Holdings, Ltd.	1,031,000	635
Noble Corp.	72,500	3,173
Seagate Technology	55,800	1,131
Transocean, Inc. (Æ)	49,273	6,041

		24,490

China - 0.8%
China Construction Bank Corp. Class H	2,731,000	1,901
Industrial & Commercial Bank of China	6,817,000	4,075
Zhejiang Expressway Co., Ltd. Class H	2,116,000	2,230

		8,206

Denmark - 0.5%
D/S Norden	50,575	5,287

Egypt - 0.5%
Orascom Telecom Holding SAE	335,900	5,056

Finland - 0.3%
Nokia OYJ	95,200	3,501

France - 3.7%
Alcatel-Lucent	1,259,000	7,943
Alcatel-Lucent - ADR (Ñ)	275,460	1,744
BNP Paribas (Ñ)	9,382	928
Carrefour SA (Ñ)	46,958	3,303
Credit Agricole SA (Ñ)	21,694	668
JC Decaux SA (Ñ)	5,040	164
Peugeot SA (Ñ)	66,269	4,893
Sanofi-Aventis SA (Ñ)	29,291	2,385
Schneider Electric SA (Ñ)	53,000	6,147
Total SA (Ñ)	72,992	5,294
Vivendi (Ñ)	150,224	6,045

		39,514

Germany - 2.6%
Allianz SE (Ñ)	15,306	2,757
Bayer AG	24,900	2,048
Deutsche Beteiligungs AG	22,830	647
Deutsche Telekom AG	130,381	2,664
E.ON AG	27,400	5,037
MAN AG	23,586	2,929
Metro AG (Ñ)	44,072	3,622
Salzgitter AG	9,388	1,480
Siemens AG (Ñ)	55,596	7,204

		28,388

Global Equity Fund	49

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Greece - 0.0%
OPAP SA	3,600	126

Hong Kong - 1.6%
Cheung Kong Holdings, Ltd.	224,787	3,646
Citic Pacific, Ltd.	291,000	1,448
CLP Holdings, Ltd.	817,500	6,521
Hang Lung Group, Ltd.	470,069	2,178
HongKong Electric Holdings	329,000	1,878
New World Development, Ltd.	611,000	1,896

		17,567

Ireland - 0.4%
Anglo Irish Bank Corp. PLC	267,200	3,778

Italy - 2.3%
Alleanza Assicurazioni SpA (Ñ)	198,523	2,539
Enel SpA (Ñ)	574,905	6,413
ENI SpA	92,719	2,988
Fiat SpA	158,388	3,691
Mediaset SpA	453,120	3,995
Telecom Italia SpA (Ñ)	2,057,859	4,730

		24,356

Japan - 10.7%
Aeon Mall Co., Ltd. (Ñ)	81,400	2,085
Alfresa Holdings Corp.	19,300	1,191
Cosmo Oil Co., Ltd.	691,000	2,331
Daiwa House Industry Co., Ltd.	139,550	1,948
Eizo Nanao Corp.	21,400	533
Fuji Television Network, Inc.	1,137	1,794
ITOCHU Corp.	576,000	5,284
Japan Tobacco, Inc.	590	3,142
JFE Holdings, Inc.	24,700	1,143
Joyo Bank, Ltd. (The)	441,150	2,519
Jupiter Telecommunications Co., Ltd. (Æ)	1,139	962
Kansai Electric Power Co., Inc. (The)	97,300	2,435
Kawasaki Kisen Kaisha, Ltd. (Ñ)	101,000	978
KDDI Corp.	398	2,691
Kyushu Electric Power Co., Inc.	185,300	4,690
Marubeni Corp.	108,000	741
MID Reit, Inc. Class A (ö)(Ñ)	285	1,057
Mitsubishi Estate Co., Ltd.	247,000	6,569
Mitsubishi Steel Manufacturing Co., Ltd. (Ñ)	191,000	675
Mitsubishi UFJ Financial Group, Inc.	157,290	1,558
Mitsui & Co., Ltd.	118,000	2,429

	Principal Amount ($) or Shares	Market Value $

Mitsui OSK Lines, Ltd.	69,000	842
Mitsui Sumitomo Insurance Co., Ltd.	381,626	3,938
New City Residence Investment Corp. Class A (ö)	251	981
Nikon Corp. (Ñ)	137,000	3,842
Nintendo Co., Ltd.	14,000	6,999
Nippon Commercial Investment Corp. (ö)	298	1,289
Nippon Residential Investment Corp. Class A (ö)	272	1,126
Nippon Telegraph & Telephone Corp.	1,376	6,585
Nipponkoa Insurance Co., Ltd.	497,170	4,565
Nipro Corp. (Ñ)	66,000	1,323
NTT DoCoMo, Inc.	4,105	6,459
Osaka Gas Co., Ltd.	530,000	2,028
Seven & I Holdings Co., Ltd.	92,169	2,281
SMC Corp.	33,498	3,748
Sony Corp.	55,200	2,639
Sumitomo Corp. (Ñ)	231,700	3,202
Sumitomo Metal Industries, Ltd.	337,000	1,591
Sumitomo Realty & Development Co., Ltd.	64,000	1,578
Sumitomo Trust & Banking Co., Ltd. (The)	522,620	3,321
Takeda Pharmaceutical Co., Ltd.	42,810	2,600
Toho Pharmaceutical Co., Ltd. (Ñ)	55,100	1,172
Toyota Motor Corp.	120,600	6,562

		115,426

Mexico - 2.2%
America Movil SAB de CV Series L	285,300	17,092
Grupo Financiero Banorte SAB de CV Class O	1,576,600	6,503

		23,595

Netherlands - 1.0%
Heineken NV	61,831	3,474
ING Groep NV	78,154	2,544
Koninklijke Philips Electronics NV	51,292	2,012
TomTom NV (Ñ)	53,058	2,930

		10,960

Netherlands Antilles - 0.4%
Schlumberger, Ltd.	62,900	4,746

Oman - 0.3%
Bank Muscat SAOG - GDR	189,155	3,689

50	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Russia - 0.7%
Gazprom OAO - ADR	167,200	8,088

Singapore - 0.5%
DBS Group Holdings, Ltd.	86,000	1,077
Flextronics International, Ltd. (Æ)	167,480	1,960
Neptune Orient Lines, Ltd. (Ñ)	923,000	2,124
Singapore Petroleum Co., Ltd.	128,000	570

		5,731

South Korea - 0.3%
Kookmin Bank - ADR	33,977	2,259
Samsung Electronics Co., Ltd.	2,127	1,364

		3,623

Spain - 2.4%
Gamesa Corp. Tecnologica SA	26,700	1,018
Iberdrola Renovables (Æ)(Ñ)	494,300	3,983
Telefonica SA	727,422	21,300

		26,301

Sweden - 1.3%
Atlas Copco AB Class A	343,300	4,919
JM AB	24,400	460
Nordea Bank AB	126,551	1,713
Peab AB	49,400	459
Peab Industri AB Class B	21,900	160
Skandinaviska Enskilda Banken AB Class A	88,000	1,996
Telefonaktiebolaget LM Ericsson Series B Class B	1,726,635	3,913

		13,620

Switzerland - 3.8%
ABB, Ltd.	167,374	4,188
Galenica AG	2,128	723
Julius Baer Holding AG	49,116	3,430
Nestle SA	26,435	11,815
Swiss Reinsurance	74,360	5,571
Swisscom AG	12,408	4,942
Temenos Group AG	33,504	797
UBS AG	76,865	3,181
Zurich Financial Services AG	20,374	5,805

		40,452

Thailand - 0.1%
Bangkok Bank PCL	427,900	1,589

	Principal Amount ($) or Shares	Market Value $

United Kingdom - 10.8%
Amdocs, Ltd. (Æ)	123,900	4,100
Anglo American PLC	50,919	2,785
AstraZeneca PLC	21,321	889
Barclays PLC	106,000	999
BG Group PLC	140,698	3,096
BHP Billiton PLC	218,000	6,461
BP PLC	48,550	515
BP PLC - ADR (Ñ)	62,276	3,970
British Airways PLC	191,318	1,270
British Energy Group PLC Class H	61,958	639
Cadbury Schweppes PLC	293,490	3,240
Centrica PLC	598,495	3,947
Diageo PLC	526,375	10,590
Experian Group, Ltd.	158,725	1,401
GlaxoSmithKline PLC	251,896	5,945
Imperial Tobacco Group PLC	12,296	587
Kingfisher PLC	462,632	1,353
Laird Group PLC	143,965	1,396
Old Mutual PLC	1,196,258	2,981
Rio Tinto PLC	119,521	11,929
Rolls-Royce Group PLC	515,100	4,865
Royal Bank of Scotland Group PLC	322,251	2,462
Scottish & Southern Energy PLC	72,142	2,192
Shire PLC	154,216	2,750
Tesco PLC	502,700	4,194
Venture Production PLC (Ñ)	144,303	1,931
Vodafone Group PLC	1,938,030	6,802
Vodafone Group PLC - ADR	153,413	5,339
WM Morrison Supermarkets PLC	659,495	3,948
WPP Group PLC	417,128	5,148
Xstrata PLC	115,870	8,858

		116,582

United States - 35.4%
Aetna, Inc.	52,200	2,780
Altria Group, Inc.	195,121	14,794
Amazon.Com, Inc. (Æ)	22,900	1,677
American International Group, Inc.	16,500	910
American Tower Corp. Class A (Æ)	356,400	13,376
Amtrust Financial Services, Inc. (Ñ)	142,400	2,236
Anixter International, Inc. (Æ)(Ñ)	10,400	729
Annaly Capital Management, Inc. (ö)	232,000	4,575
Apache Corp.	11,813	1,127
Apple, Inc. (Æ)	25,300	3,425
Arch Coal, Inc. (Ñ)	106,300	4,677
AT&T, Inc.	174,300	6,709
ATP Oil & Gas Corp. (Æ)(Ñ)	45,500	1,713

Global Equity Fund	51

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Baker Hughes, Inc.	68,800	4,467
Bed Bath & Beyond, Inc. (Æ)(Ñ)	135,800	4,378
BMC Software, Inc. (Æ)	21,400	686
Boeing Co.	48,670	4,048
Boston Scientific Corp. (Æ)	178,252	2,162
Brocade Communications Systems, Inc. (Æ)(Ñ)	184,630	1,272
Celgene Corp. (Æ)(Ñ)	30,900	1,734
Cephalon, Inc. (Æ)(Ñ)	39,700	2,605
Chevron Corp.	32,000	2,704
Cisco Systems, Inc. (Æ)	250,800	6,145
Coca-Cola Co. (The)	43,800	2,592
Comcast Corp. Class A (Æ)	209,800	3,810
ConocoPhillips	19,400	1,558
Consol Energy, Inc.	53,100	3,876
Cooper Cos., Inc. (The) (Ñ)	113,860	4,484
Corning, Inc.	164,000	3,947
Cummins, Inc.	31,000	1,497
Danaher Corp.	49,300	3,670
Deere & Co.	49,700	4,362
DR Horton, Inc. (Ñ)	417,600	7,204
Electronic Arts, Inc. Series C (Æ)	42,200	1,999
ENSCO International, Inc.	26,600	1,360
EOG Resources, Inc.	20,890	1,828
Exxon Mobil Corp.	49,900	4,311
Franklin Resources, Inc.	35,500	3,700
Freeport-McMoRan Copper & Gold, Inc. Class B	71,300	6,348
FTD Group, Inc. (Ñ)	51,600	657
Genco Shipping & Trading, Ltd. (Ñ)	14,800	730
Genentech, Inc. (Æ)	109,100	7,658
General Electric Co.	84,076	2,977
Gilead Sciences, Inc. (Æ)	100,800	4,606
Goldman Sachs Group, Inc. (The)	46,700	9,376
Google, Inc. Class A (Æ)	19,100	10,778
Health Net, Inc. (Æ)	14,600	679
Healthsouth Corp. (Æ)(Ñ)	133,259	2,268
Healthspring, Inc. (Æ)	79,900	1,653
Hess Corp.	33,500	3,043
Hewlett-Packard Co.	174,300	7,626
Hovnanian Enterprises, Inc. Class A (Æ)(Ñ)	169,700	1,678
Humana, Inc. (Æ)(Ñ)	26,700	2,144
IAC/InterActiveCorp (Æ)(Ñ)	75,861	1,968
ImClone Systems, Inc. (Æ)(Ñ)	50,838	2,210
Ingram Micro, Inc. Class A (Æ)	166,700	2,964
Intel Corp.	98,500	2,088
International Business Machines Corp.	55,100	5,914

	Principal Amount ($) or Shares	Market Value $

International Game Technology	84,600	3,610
Johnson Controls, Inc.	108,000	3,820
JPMorgan Chase & Co.	103,777	4,935
Juniper Networks, Inc. (Æ)	314,600	8,541
Kraft Foods, Inc. Class A	75,117	2,198
Lam Research Corp. (Æ)(Ñ)	13,400	514
Lennar Corp. Class A (Ñ)	154,500	3,183
Liberty Media Corp.-Capital Series A (Æ)	44,078	4,744
Lincare Holdings, Inc. (Æ)(Ñ)	61,400	2,051
Lockheed Martin Corp.	29,900	3,227
Marathon Oil Corp.	27,600	1,293
Marriott International, Inc. Class A	94,600	3,402
Massey Energy Co.	37,721	1,402
McDonald’s Corp.	130,600	6,994
MEMC Electronic Materials, Inc. (Æ)	15,400	1,100
Merck & Co., Inc.	43,500	2,013
Merrill Lynch & Co., Inc.	64,800	3,655
Microsoft Corp.	120,262	3,921
Molson Coors Brewing Co. Class B	60,274	2,692
Monster Worldwide, Inc. (Æ)(Ñ)	123,600	3,442
Morgan Stanley	29,000	1,433
Mosaic Co. (The) (Æ)	26,200	2,384
Murphy Oil Corp.	64,200	4,721
NII Holdings, Inc. (Æ)	66,000	2,816
Noble Energy, Inc. (Ñ)	21,251	1,542
OfficeMax, Inc. (Ñ)	52,769	1,307
Oracle Corp. (Æ)	477,606	9,815
Peabody Energy Corp. (Ñ)	73,100	3,949
Pfizer, Inc.	34,100	798
Polo Ralph Lauren Corp. Class A	17,900	1,085
Precision Castparts Corp.	9,100	1,036
Principal Financial Group, Inc.	32,600	1,943
Procter & Gamble Co.	8,000	528
Protective Life Corp.	61,172	2,431
Prudential Financial, Inc.	18,900	1,595
QLogic Corp. (Æ)	126,180	1,804
Qualcomm, Inc.	170,200	7,220
Red Hat, Inc. (Æ)(Ñ)	84,500	1,578
Schering-Plough Corp.	224,200	4,388
Smith International, Inc.	90,200	4,890
Sprint Nextel Corp. (Ñ)	521,663	5,494
Stillwater Mining Co. (Æ)(Ñ)	121,899	1,270
Thermo Fisher Scientific, Inc. (Æ)	13,500	695
Torchmark Corp.	66,286	4,047
Travelers Cos., Inc. (The)	46,800	2,251
Unit Corp. (Æ)	13,200	662
United Technologies Corp.	69,500	5,102

52	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UnitedHealth Group, Inc.	119,200	6,060
Valero Energy Corp.	36,400	2,154
WellPoint, Inc. (Æ)	46,700	3,652
WR Berkley Corp.	33,500	1,014
Wyeth	112,851	4,491
XM Satellite Radio Holdings, Inc. Class A (Æ)(Ñ)	133,000	1,649
Yahoo!, Inc. (Æ)	142,400	2,730

		381,763

Total Common Stocks
(cost $1,004,219)		982,901

Preferred Stocks - 1.6%
Brazil - 1.1%
Banco Itau Holding Financeira SA - ADR (Ñ)	285,400	6,644
Cia Vale do Rio Doce - ADR	152,900	3,980
Gol Linhas Aereas Inteligentes SA - ADR (Ñ)	83,100	1,627

		12,251

Germany - 0.3%
Henkel KGaA	75,784	3,469

United States - 0.2%
Merrill Lynch & Co., Inc. (Æ)	16	1,523

Total Preferred Stocks
(cost $16,251)		17,243

Short-Term Investments - 6.9%
United States - 6.9%
Russell Investment Company Money Market Fund	66,836,000	66,836
United States Treasury Bill (ç)(ž) 2.952% due 03/20/08	7,500	7,471

		74,307

Total Short-Term Investments
(cost $74,307)		74,307

	Principal Amount ($) or Shares	Market Value $

Other Securities - 10.2%
Russell Investment Company Money Market Fund (×)	32,381,388	32,381
State Street Securities Lending Quality Trust (×)	77,452,085	77,452

Total Other Securities
(cost $109,833)		109,833

Total Investments - 109.9%
(identified cost $1,204,610)		1,184,284

Other Assets and Liabilities, Net - (9.9%)		(106,492)

Net Assets - 100.0%		1,077,792

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund	53

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
EUR STOXX 50 Index (EMU) expiration date 03/08 (300)	EUR	11,460	(1,427)
FTSE 100 Index (United Kingdom) expiration date 03/08 (69)	GBP	4,053	(350)
Hang Seng Index (Hong Kong) expiration date 02/08 (7)	HKD	8,223	(50)
S&P 500 E-Mini (CME) expiration date 03/08 (258)	USD	17,797	(855)
S&P 500 Index (CME) expiration date 03/08 (54)	USD	18,625	(125)
SPI 200 Index (Australia) expiration date 03/08 (19)	AUD	2,672	(151)
TOPIX Index (Japan) expiration date 03/08 (59)	JPY	794,140	(522)
TSE 60 Index (Canada) expiration date 03/08 (21)	CAD	3,253	9

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(3,471)

See accompanying notes which are an integral part of the financial statements.

54	Global Equity Fund

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	88	AUD	100	03/19/08	2
USD	88	AUD	100	03/19/08	2
USD	170	AUD	200	03/19/08	8
USD	257	AUD	300	03/19/08	10
USD	261	AUD	300	03/19/08	6
USD	266	AUD	300	03/19/08	1
USD	434	AUD	500	03/19/08	12
USD	434	AUD	500	03/19/08	12
USD	436	AUD	500	03/19/08	11
USD	696	AUD	800	03/19/08	18
USD	1,084	AUD	1,250	03/19/08	31
USD	2,387	AUD	2,750	03/19/08	66
USD	3,207	AUD	3,700	03/19/08	94
USD	50	CAD	50	03/19/08	—
USD	97	CAD	100	03/19/08	2
USD	97	CAD	100	03/19/08	2
USD	98	CAD	100	03/19/08	2
USD	99	CAD	100	03/19/08	1
USD	196	CAD	200	03/19/08	3
USD	201	CAD	200	03/19/08	(2)
USD	292	CAD	300	03/19/08	7
USD	296	CAD	300	03/19/08	3
USD	297	CAD	300	03/19/08	3
USD	298	CAD	300	03/19/08	1
USD	387	CAD	400	03/19/08	12
USD	397	CAD	400	03/19/08	1
USD	939	CAD	950	03/19/08	8
USD	1,531	CAD	1,550	03/19/08	14
USD	2,246	CAD	2,275	03/19/08	22
USD	4,243	CAD	4,300	03/19/08	45
USD	1,010	CHF	1,094	02/04/08	2
USD	269	EUR	181	02/01/08	—
USD	119	EUR	80	02/04/08	—
USD	438	EUR	300	03/19/08	6
USD	576	EUR	400	03/19/08	16
USD	595	EUR	400	03/19/08	(2)
USD	720	EUR	500	03/19/08	21
USD	731	EUR	500	03/19/08	10
USD	735	EUR	500	03/19/08	5
USD	1,034	EUR	700	03/19/08	3
USD	1,034	EUR	700	03/19/08	3
USD	1,115	EUR	750	03/19/08	(3)
USD	1,461	EUR	1,000	03/19/08	21
USD	1,465	EUR	1,000	03/19/08	17
USD	1,469	EUR	1,000	03/19/08	13
USD	1,477	EUR	1,000	03/19/08	5
USD	2,026	EUR	1,400	03/19/08	49

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	2,049	EUR	1,400	03/19/08	26
USD	6,589	EUR	4,500	03/19/08	79
USD	7,328	EUR	5,000	03/19/08	82
USD	10,102	EUR	6,900	03/19/08	123
USD	11,783	EUR	8,050	03/19/08	146
USD	28,223	EUR	19,300	03/19/08	379
USD	202	GBP	100	03/19/08	(4)
USD	397	GBP	200	03/19/08	—
USD	405	GBP	200	03/19/08	(8)
USD	411	GBP	200	03/19/08	(14)
USD	585	GBP	300	03/19/08	10
USD	585	GBP	300	03/19/08	10
USD	585	GBP	300	03/19/08	10
USD	595	GBP	300	03/19/08	—
USD	807	GBP	400	03/19/08	(14)
USD	970	GBP	500	03/19/08	22
USD	1,016	GBP	500	03/19/08	(24)
USD	1,407	GBP	700	03/19/08	(18)
USD	3,535	GBP	1,750	03/19/08	(64)
USD	5,352	GBP	2,650	03/19/08	(96)
USD	9,353	GBP	4,630	03/19/08	(169)
USD	11,702	GBP	5,800	03/19/08	(197)
USD	6	HKD	48	02/01/08	—
USD	182	JPY	20,000	03/19/08	6
USD	188	JPY	20,000	03/19/08	(1)
USD	277	JPY	30,000	03/19/08	5
USD	280	JPY	30,000	03/19/08	1
USD	282	JPY	30,000	03/19/08	—
USD	358	JPY	40,000	03/19/08	18
USD	446	JPY	50,000	03/19/08	24
USD	453	JPY	50,000	03/19/08	17
USD	454	JPY	50,000	03/19/08	15
USD	456	JPY	50,000	03/19/08	14
USD	456	JPY	50,000	03/19/08	14
USD	470	JPY	50,000	03/19/08	—
USD	563	JPY	60,000	03/19/08	1
USD	727	JPY	80,000	03/19/08	25
USD	760	JPY	80,000	03/19/08	(8)
USD	900	JPY	100,000	03/19/08	39
USD	2,911	JPY	320,000	03/19/08	96
USD	4,910	JPY	540,000	03/19/08	164
USD	9,238	JPY	1,015,000	03/19/08	300
USD	12,812	JPY	1,410,000	03/19/08	438
AUD	18	USD	17	02/01/08	1
AUD	400	USD	352	03/19/08	(5)
AUD	1,300	USD	1,143	03/19/08	(17)
AUD	6,830	USD	5,930	03/19/08	(162)

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund	55

Russell Investment Company

Global Equity Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
CAD	59	USD	59	02/01/08	—
CAD	400	USD	398	03/19/08	(1)
CAD	500	USD	487	03/19/08	(12)
CAD	1,350	USD	1,350	03/19/08	4
CAD	6,550	USD	6,477	03/19/08	(53)
EUR	36	USD	56	02/01/08	2
EUR	397	USD	586	02/01/08	(4)
EUR	200	USD	294	03/19/08	(3)
EUR	300	USD	440	03/19/08	(4)
EUR	300	USD	441	03/19/08	(4)
EUR	1,000	USD	1,465	03/19/08	(17)
EUR	1,300	USD	1,921	03/19/08	(6)
EUR	2,400	USD	3,523	03/19/08	(33)
EUR	5,000	USD	7,353	03/19/08	(56)
EUR	32,000	USD	46,924	03/19/08	(496)
GBP	39	USD	79	02/01/08	1
GBP	100	USD	199	03/19/08	—
GBP	200	USD	393	03/19/08	(4)
GBP	350	USD	708	03/19/08	13
GBP	550	USD	1,085	03/19/08	(6)
GBP	550	USD	1,090	03/19/08	(1)
GBP	1,650	USD	3,246	03/19/08	(27)
GBP	10,975	USD	22,182	03/19/08	413
HKD	7,084	USD	908	02/04/08	—
JPY	1,798	USD	17	02/01/08	—
JPY	12,341	USD	112	02/01/08	(4)
JPY	340	USD	3	02/04/08	—
JPY	20,000	USD	185	03/19/08	(3)
JPY	30,000	USD	266	03/19/08	(16)
JPY	30,000	USD	277	03/19/08	(5)
JPY	50,000	USD	446	03/19/08	(24)
JPY	50,000	USD	458	03/19/08	(12)
JPY	50,000	USD	470	03/19/08	—
JPY	100,000	USD	938	03/19/08	(2)
JPY	300,000	USD	2,754	03/19/08	(64)
JPY	2,524,000	USD	22,953	03/19/08	(763)
SEK	6,490	USD	1,016	02/01/08	(4)

Total Unrealized Appreciation (Depreciation) on OpenForeign Currency Exchange Contracts					636

See accompanying notes which are an integral part of the financial statements.

56	Global Equity Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 108.2%
Asset-Backed Securities - 8.7%
ACE Securities Corp. (Ê)
Series 2003-HE1 Class M1
4.026% due 11/25/33	4,618	4,402
Series 2003-OP1 Class M2
4.876% due 12/25/33	582	467
Series 2004-IN1 Class A1
3.696% due 05/25/34	291	274
Series 2005-HE3 Class A2C
3.696% due 05/25/35	10,547	10,466
Series 2005-HE7 Class A2B
3.556% due 11/25/35	905	901
Series 2005-SD3 Class A
3.776% due 08/25/45	1,849	1,747
Series 2006-ASP Class A2A
3.446% due 12/25/35	87	87
3.456% due 10/25/36	457	444
Series 2006-HE2 Class A2A
3.436% due 05/25/36	385	383
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2 5.026% due 01/25/34	1,255	983
Alliance Bancorp Trust (Ê)
Series 2007-OA1 Class A1 3.616% due 07/25/37	4,474	4,211
American Airlines, Inc.
Series 01-1
6.817% due 11/23/12	5,820	5,548
6.977% due 05/23/21	191	175
American Express Credit Account Master Trust (Ê)
Series 2001-5 Class B
4.686% due 11/15/10	1,492	1,494
Series 2003-1 Class B
4.636% due 09/15/10	8,632	8,637
Series 2003-2 Class B
4.606% due 10/15/10	4,500	4,501
Series 2004-1 Class B
4.486% due 09/15/11	117	116
Series 2004-3 Class C (Å)
4.706% due 12/15/11	2,000	1,944
Series 2004-4 Class B
4.516% due 03/15/12	1,749	1,723
Series 2004-5 Class B
4.486% due 04/16/12	1,224	1,210

	Principal Amount ($) or Shares	Market Value $
Series 2004-C Class C (Å)
4.736% due 02/15/12	19,550	19,523
Series 2005-3 Class B
4.376% due 01/18/11	466	466
Series 2007-3 Class A
4.236% due 10/15/12	3,550	3,511
American Express Issuance Trust (Ê)
Series 2007-1 Class B 4.786% due 09/15/11	4,500	4,505
AmeriCredit Automobile Receivables Trust
Series 2007-BF Class A2 5.310% due 01/06/11	7,720	7,717
Argent Securities, Inc. (Ê)
Series 2005-W2 Class A2B1
3.576% due 10/25/35	9,321	9,145
Series 2005-W2 Class A2B2
3.636% due 10/25/35	1,724	1,692
Series 2006-M2 Class A2A
3.426% due 09/25/36	256	252
Series 2006-M3 Class A2A
3.426% due 10/25/36	1,124	1,102
Asset Backed Funding Certificates (Ê)
Series 2006-HE1 Class A2A
3.436% due 01/25/37	1,854	1,808
Series 2006-OPT Class A3A
3.436% due 10/25/36	932	920
3.436% due 11/25/36	647	637
Series 2006-OPT Class M2
3.666% due 09/25/36	1,152	706
Asset Backed Securities Corp. Home Equity (Ê)(Å)
Series 2004-HE7 Class M9 7.931% due 10/25/34	1,888	1,582
Bank of America Credit Card Trust (Ê)
Series 2006-C4 Class C4
4.466% due 11/15/11	13,292	12,810
Series 2006-C7 Class C7
4.466% due 03/15/12	1,300	1,229
Bank One Issuance Trust (Ê)
Series 2003-A3 Class A3
4.346% due 12/15/10	3,800	3,802
Series 2003-B1 Class B1
4.606% due 12/15/10	2,516	2,518
Series 2003-C4 Class C4
5.266% due 02/15/11	1,866	1,866
Series 2004-B1 Class B1
4.556% due 03/15/12	1,942	1,899

Multistrategy Bond Fund	57

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bayview Financial Acquisition Trust
Series 2004-C Class A1 (Ê)
3.915% due 05/28/44	489	479
Series 2006-A Class 1A3
5.865% due 02/28/41	1,540	1,505
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2004-BO1 Class 1A1
3.576% due 09/25/34	65	65
Series 2005-AQ1 Class 2A1
3.596% due 03/25/35	167	166
Series 2006-HE3 Class A1
3.456% due 04/25/36	568	564
Series 2006-HE8 Class 2M1
3.706% due 10/25/36	1,600	848
Burlington Northern Santa Fe Corp.
4.967% due 04/01/23	222	208
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7 5.750% due 07/15/20	2,810	2,870
Carmax Auto Owner Trust (Ê)
Series 2008-1 Class A2 4.634% due 04/15/11	4,400	4,382
Cendant Timeshare Receivables Funding LLC (Þ)
Series 2004-1A Class A1 3.670% due 05/20/16	84	82
Centex Home Equity
Series 2002-D Class AF4
5.210% due 11/25/28	152	152
Series 2005-C Class AV3 (Ê)
3.606% due 06/25/35	2,864	2,858
Series 2005-D Class AF4
5.270% due 10/25/35	1,000	953
Series 2006-A Class AV2 (Ê)
3.476% due 06/25/36	3,000	2,947
Chase Credit Card Master Trust (Ê)
Series 2002-3 Class B
4.686% due 09/15/11	1,458	1,440
Series 2003-2 Class B
4.586% due 07/15/10	12,249	12,261
Series 2003-3 Class B
4.586% due 10/15/10	758	757
Series 2003-6 Class A
4.346% due 02/15/11	1,300	1,297
Series 2003-6 Class B
4.586% due 02/15/11	1,307	1,300

	Principal Amount ($) or Shares	Market Value $
Series 2003-6 Class C
5.036% due 02/15/11	1,500	1,484
Chase Issuance Trust
Series 2004-C3 Class C3 (Ê)
4.706% due 06/15/12	900	863
Series 2005-A12 Class A (Ê)
4.246% due 02/15/11	1,500	1,494
Series 2005-C1 Class C1 (Ê)
4.606% due 11/15/12	9,000	8,523
Series 2005-C3 Class C3 (Ê)
4.576% due 11/15/12	1,166	1,086
Series 2006-A3 Class A3 (Ê)
4.226% due 07/15/11	1,100	1,094
Series 2006-B1 Class B1 (Ê)(Ñ)
4.386% due 04/15/13	2,831	2,675
Series 2006-B2 Class B (Ê)(Ñ)
4.336% due 10/15/12	2,612	2,491
Series 2006-C3 Class C3 (Ê)
4.466% due 06/15/11	1,600	1,552
Series 2007-A17 Class A
5.120% due 10/15/14	325	338
CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A1
4.376% due 05/25/09	5,763	5,604
Series 2007-1 Class 2A2
4.626% due 10/01/37	1,700	1,564
Series 2007-1 Class 2A3
4.826% due 10/01/37	3,150	2,741
Citibank Credit Card Issuance Trust
Series 2001-A1 Class A1 (Ê)
5.045% due 02/07/10	4,025	4,026
Series 2003-C1 Class C1 (Ê)
5.746% due 04/07/10	349	350
Series 2007-A1 Class A1 (Ê)
4.874% due 03/22/12	4,350	4,312
Series 2007-A8 Class A8
5.650% due 09/20/19	2,375	2,388
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2006-NC1 Class A2A
3.446% due 08/25/36	532	528
Series 2006-NC2 Class A2A
3.416% due 09/25/36	2,092	2,050
Series 2006-WFH Class A1
3.416% due 08/25/36	646	641
Countrywide Alternative Loan Trust (Þ)
Interest Only STRIP
Series 2007-OA7 Class CP 2.489% due 05/25/47	5,631	105

58	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3
3.989% due 02/25/31	51	50
Series 2004-AB2 Class M3 (Ê)
3.976% due 05/25/36	1,165	995
Series 2004-BC1 Class M1 (Ê)
3.876% due 02/25/34	708	665
Series 2005-4 Class AF3
4.456% due 10/25/35	1,292	1,289
Series 2005-7 Class AF3
4.454% due 11/25/35	410	404
Series 2005-11 Class 3AV2 (Ê)
3.666% due 02/25/36	3,420	3,358
Series 2005-11 Class AF1 (Ê)
3.511% due 02/25/36	93	93
Series 2005-16 Class 2AF1 (Ê)
3.481% due 05/25/36	438	435
Series 2005-17 Class 1AF1 (Ê)
3.576% due 05/25/36	237	236
Series 2005-AB1 Class A2 (Ê)
3.586% due 10/25/34	2,051	2,025
Series 2006-1 Class AF3
5.348% due 07/25/36	2,025	1,938
Series 2006-3 Class 2A2 (Ê)
3.556% due 06/25/36	5,195	4,875
Series 2006-11 Class 1AF3
6.050% due 09/25/46	2,085	2,043
Series 2006-11 Class 1AF4
6.300% due 09/25/46	1,935	1,851
Series 2006-13 Class 1AF3
5.944% due 01/25/37	3,050	2,914
Series 2006-13 Class 3AV1 (Ê)
3.426% due 01/25/37	500	493
Series 2006-15 Class A1 (Ê)
3.486% due 10/25/46	497	486
Series 2006-15 Class A3
5.689% due 10/25/46	1,350	1,283
Series 2006-16 Class 2A1 (Ê)
3.426% due 12/25/46	188	184
Series 2006-19 Class 2A1 (Ê)
3.436% due 03/25/37	647	630
Series 2006-22 Class 2A1 (Ê)
3.426% due 05/25/37	481	470
Series 2006-23 Class 2A1 (Ê)
3.426% due 05/25/28	452	443
Series 2006-BC1 Class 2A2 (Ê)
3.556% due 04/25/36	1,060	1,021
Series 2006-BC2 Class 2A1 (Ê)
3.416% due 07/25/36	694	691

	Principal Amount ($) or Shares	Market Value $
Series 2006-S1 Class A2
5.549% due 08/25/21	457	447
Series 2006-S3 Class A2
6.085% due 06/25/21	2,100	1,687
Series 2006-S6 Class A2
5.519% due 03/25/34	5,025	4,736
Series 2006-S7 Class A3
5.712% due 11/25/35	5,860	4,626
Series 2006-S9 Class A3
5.728% due 08/25/36	1,490	1,364
Series 2007-4 Class A2
5.530% due 03/25/37	3,032	2,973
Countrywide Home Equity Loan Trust (Ê)
Series 2006-HW Class 2A1B 4.386% due 11/15/36	4,117	3,836
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-AGE Class A2 4.640% due 02/25/32	993	992
Credit-Based Asset Servicing and Securitization LLC
Series 2004-CB7 Class AF5
4.585% due 10/25/34	770	757
Series 2006-CB5 Class A1 (Ê)
3.436% due 06/25/36	525	521
Series 2007-CB1 Class AF2
5.721% due 01/25/37	1,460	1,364
Daimler Chrysler Auto Trust
Series 2006-C Class A2 5.250% due 05/08/09	205	206
Dunkin Securitization (Þ)
Series 2006-1 Class A2 5.779% due 06/20/31	4,435	3,903
Entergy Gulf States, Inc. (Ê)
5.524% due 12/01/09	335	327
FBR Securitization Trust (Ê)
Series 2005-2 Class AV3A 3.666% due 09/25/35	4,058	3,845
Fieldstone Mortgage Investment Corp. (Ê)
Series 2006-3 Class 2A1 3.446% due 11/25/36	363	352
First USA Credit Card Master Trust
Series 1998-2 Class C (Å)
6.800% due 02/18/11	2,700	2,740
Series 1998-6 Class A (Ê)
4.149% due 04/18/11	5,400	5,392

Multistrategy Bond Fund	59

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ford Credit Auto Owner Trust (Ê)
Series 2008-A Class A2 4.503% due 07/15/10	4,000	3,996
Fremont Home Loan Trust (Ê)
Series 2005-B Class 2A3
4.586% due 04/25/35	1,131	1,131
Series 2006-3 Class 2A1
3.446% due 02/25/37	772	756
Series 2006-A Class 2A2
3.476% due 05/25/36	1,118	1,098
Series 2006-E Class 2A1
3.436% due 01/25/37	486	473
GE Capital Credit Card Master Note Trust
Series 2005-3 Class B (Ê)
4.536% due 06/15/13	1,049	1,011
Series 2006-1 Class A
5.080% due 09/15/12	4,960	5,086
Series 2006-1 Class B (Ê)
4.346% due 09/15/12	1,000	972
GMAC Mortgage Corp. Loan Trust
Series 2004-HE5 Class A3
3.970% due 09/25/34	232	230
Series 2007-HE2 Class A2
6.054% due 12/25/37	2,780	2,652
Series 2007-HE3 Class 2A1
7.000% due 09/25/37	1,428	1,459
Green Tree Financial Corp.
Series 1994-1 Class A5
7.650% due 04/15/19	4,210	4,339
Series 1994-3 Class A5
8.400% due 06/15/19	2,633	2,740
Series 1994-5 Class A5
8.300% due 12/15/19	2,474	2,564
GS Mortgage Securities Corp. (Å)
Series 2007-NIM Class N1 6.250% due 01/25/37	647	634
GSAA Trust
Series 2006-2 Class 2A3 (Ê)
3.646% due 12/25/35	2,675	2,523
Series 2006-4 Class 1A2
5.951% due 03/25/36	1,821	1,858
GSAMP Trust
Series 2003-HE2 Class M1 (Ê)
4.026% due 08/25/33	1,042	944
Series 2006-FM1 Class A2C (Ê)
3.536% due 04/25/36	500	469
Series 2006-FM2 Class A2A (Ê)
3.446% due 09/25/36	479	469

	Principal Amount ($) or Shares	Market Value $
Series 2006-HE1 Class A2A (Ê)
3.456% due 01/25/36	61	61
Series 2006-HE4 Class A2A (Ê)
3.446% due 06/25/36	648	643
Series 2007-FM1 Class A2A (Ê)
3.446% due 12/25/36	1,194	1,157
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A
4.224% due 01/20/34	2,434	2,364
Series 2007-2 Class A1V
4.024% due 07/20/36	2,207	2,109
Series 2007-3 Class APT
5.159% due 11/20/36	6,074	5,936
Home Equity Asset Trust (Ê)
Series 2005-2 Class 2A2
3.576% due 07/25/35	7	7
Series 2006-3 Class 2A1
3.446% due 07/25/36	61	61
Household Affinity Credit Card Master Note Trust I (Ê)
Series 2003-1 Class C 5.686% due 02/15/10	396	396
Household Automotive Trust
Series 2006-2 Class A3 5.610% due 08/17/11	2,300	2,343
Household Credit Card Master Note Trust I
Series 2006-1 Class A
5.100% due 06/15/12	2,770	2,818
Series 2006-1 Class B (Ê)
4.376% due 06/15/12	932	898
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE1 Class 2A1
3.426% due 10/25/36	3,633	3,457
Series 2006-HE2 Class 2A1
3.426% due 12/25/36	924	889
Series 2006-OPT Class 2A1
3.456% due 12/25/35	104	103
Indymac Residential Asset Backed Trust (Ê)
Series 2006-H2 Class A 3.435% due 06/28/36	1,902	1,657
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-CW1 Class A2
3.416% due 07/25/28	172	170

60	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-HE1 Class A2
3.456% due 01/25/36	283	281
Series 2006-WMC Class A2
3.426% due 07/25/30	721	715
3.446% due 03/25/36	170	169
3.426% due 08/25/36	282	277
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2
4.660% due 07/25/35	844	719
Series 2006-9 Class A1A
3.446% due 05/25/46	195	193
Series 2006-11 Class 1A1
3.456% due 06/25/46	1,705	1,677
Series 2006-16N Class A1A
3.456% due 11/25/46	1,231	1,194
Series 2007-4N Class 3A2A
5.538% due 04/25/37	7,176	6,750
Long Beach Mortgage Loan Trust (Ê)
Series 2002-5 Class M1
4.621% due 11/25/32	2,883	2,710
Series 2003-3 Class M1
4.126% due 07/25/33	3,086	2,815
Series 2004-4 Class 1A1
3.656% due 10/25/34	29	26
Series 2005-3 Class 2A2
3.656% due 09/25/35	1,804	1,785
Series 2005-WL2 Class 3A3
3.646% due 07/25/35	1,064	1,051
Series 2005-WL3 Class 2A2A
3.516% due 11/25/35	9,858	9,796
Series 2006-4 Class 2A1
3.426% due 05/25/36	933	927
Series 2006-9 Class 2A1
3.436% due 10/25/36	3,662	3,579
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
5.851% due 08/25/33	436	367
Series 2006-AM3 Class A1
3.436% due 10/25/36	215	214
Series 2006-WMC Class A1
3.446% due 02/25/36	249	248
MBNA Credit Card Master Note Trust (Ê)
Series 2001-C2 Class C2 (Å)
5.386% due 12/15/10	3,000	2,998
Series 2003-B1 Class B1
4.676% due 07/15/10	5,191	5,194

	Principal Amount ($) or Shares	Market Value $
Series 2003-B5 Class B5
4.606% due 02/15/11	2,000	1,992
Series 2003-C3 Class C3
5.586% due 10/15/10	303	304
Series 2005-C3 Class C
4.506% due 03/15/11	15,192	14,983
MBNA Master Credit Card Trust
Series 2000-E Class A 7.800% due 10/15/12	600	654
Meritage Mortgage Loan Trust (Ê)
Series 2005-2 Class 2A2 3.626% due 11/25/35	607	606
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2006-AR1 Class A2C
3.536% due 03/25/37	2,775	2,580
Series 2006-HE1 Class A2A
3.456% due 12/25/36	655	651
Series 2006-RM1 Class A2A
3.446% due 02/25/37	403	401
Series 2006-RM3 Class A2A
3.406% due 06/25/37	435	430
Mid-State Trust
Series 2003-11 Class A1
4.864% due 07/15/38	133	135
Series 2004-1 Class A
6.005% due 08/15/37	170	171
Series 2005-1 Class A
5.745% due 01/15/40	166	166
Series 2006-1 Class A (Þ)
5.787% due 10/15/40	779	764
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M1
4.426% due 09/25/33	3,000	2,770
Series 2003-NC8 Class M3
6.526% due 09/25/33	291	228
Series 2006-HE1 Class A2
3.496% due 01/25/36	4,116	4,081
Series 2006-HE3 Class A2A
3.416% due 04/25/36	488	485
Series 2006-HE4 Class A1
3.416% due 06/25/36	491	484
Series 2006-HE4 Class A2
3.476% due 06/25/36	640	617
Series 2006-HE7 Class A2A
3.426% due 09/25/36	3,283	3,193
Series 2006-NC5 Class A2A
3.416% due 10/25/36	4,963	4,822

Multistrategy Bond Fund	61

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-NC3 Class A2A
3.436% due 05/25/37	3,099	2,994
Morgan Stanley Home Equity Loans (Ê)
Series 2006-1 Class A2A
3.456% due 12/25/35	148	147
Series 2006-3 Class A1
3.426% due 04/25/36	281	279
Morgan Stanley IXIS Real Estate Capital Trust (Ê)
Series 2006-2 Class A1 3.426% due 11/25/36	495	481
Morgan Stanley Mortgage Loan Trust (Ê)
Series 2006-12X Class A1 3.496% due 10/25/36	538	535
Nationstar Home Equity Loan Trust (Ê)
Series 2006-B Class AV1 3.446% due 09/25/36	1,182	1,169
Nelnet Student Loan Trust (Ê)
Series 2006-3 Class A1 4.838% due 09/25/12	30	30
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2 3.906% due 02/25/35	1,720	1,540
Newcastle Mortgage Securities Trust (Ê)
Series 2006-1 Class A1 3.446% due 03/25/36	161	160
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
5.076% due 04/25/33	366	320
Series 2003-3 Class M3
5.376% due 06/25/33	194	120
Series 2003-4 Class M2
5.026% due 07/25/33	204	181
Series 2005-2 Class A5
3.706% due 05/25/35	2,801	2,703
Series 2005-3 Class A4
3.626% due 08/25/35	4,577	4,556
Series 2005-4 Class A3
3.636% due 11/25/35	1,511	1,459
Series 2006-1 Class 2A1
3.446% due 01/25/36	224	224
Series 2007-1 Class 2A1
3.426% due 01/25/37	1,573	1,525

	Principal Amount ($) or Shares	Market Value $
Park Place Securities, Inc. (Ê)
Series 2004-MCW Class A1
3.688% due 10/25/34	789	681
Series 2004-WWF Class A1D
3.836% due 02/25/35	107	101
Series 2005-WCW Class M1
3.826% due 09/25/35	1,705	1,440
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3 5.680% due 01/25/36	1,855	1,860
Power Contract Financing LLC (Þ)
6.256% due 02/01/10	1,324	1,385
RAAC Series (Ê)
Series 2006-SP1 Class A1 3.476% due 09/25/45	161	160
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	880	796
Series 2005-2 Class AF4
4.934% due 08/25/35	610	566
Series 2005-4 Class A2
5.399% due 02/25/36	18	18
Series 2005-4 Class A3
5.565% due 02/25/36	395	396
Series 2006-1 Class AF6
5.746% due 05/25/36	1,445	1,358
Series 2006-1 Class AV1 (Ê)
3.411% due 05/25/36	264	262
Series 2006-2 Class AV1 (Ê)
3.426% due 08/25/36	378	375
Series 2007-1 Class AF2
5.512% due 04/25/37	5,245	5,216
Series 2007-2 Class AF2
5.675% due 06/25/37	1,425	1,383
RESI Finance, LP (Ê)(Å)
Series 2007-B Class B5 5.336% due 03/27/37	2,241	1,322
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	1,573	1,479
Series 2006-RS2 Class A1 (Ê)
3.456% due 03/25/36	122	121
Series 2006-RZ3 Class A1 (Ê)
3.446% due 08/25/36	1,270	1,249
Residential Asset Securities Corp.
Series 2001-KS3 Class AII (Ê)
3.836% due 09/25/31	172	167

62	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-KS2 Class MI1
4.800% due 04/25/33	3,395	3,187
Series 2003-KS2 Class MI3
6.100% due 04/25/33	673	511
Series 2003-KS4 Class AIIB (Ê)
3.956% due 06/25/33	301	265
Series 2003-KS5 Class AI4
3.230% due 12/25/30	50	49
Series 2005-AHL Class A2 (Ê)
3.646% due 07/25/35	667	646
Series 2005-KS8 Class A3 (Ê)
3.636% due 08/25/35	3,640	3,622
Series 2006-KS1 Class A2 (Ê)
3.516% due 02/25/36	3,049	3,015
Series 2006-KS3 Class AI2 (Ê)
3.496% due 04/25/36	3,500	3,429
Series 2006-KS3 Class AI3 (Ê)
3.546% due 04/25/36	875	834
Series 2006-KS6 Class A1 (Ê)
3.416% due 08/25/36	210	208
Series 2006-KS9 Class AI1 (Ê)
3.446% due 11/25/36	636	621
Residential Funding Mortgage Securities II, Inc.
Series 2006-HI1 Class A1 (Ê)
3.486% due 02/25/36	240	238
Series 2006-HSA Class AI2
5.496% due 03/25/36	2,420	2,205
Saxon Asset Securities Trust (Ê)
Series 2005-4 Class A2C
3.626% due 11/25/37	3,898	3,830
Series 2006-3 Class A1
3.436% due 11/25/36	1,415	1,378
SBI Heloc Trust (Ê)(Þ)
Series 2006-1A Class 1A2A
3.546% due 08/25/36	380	363
Securitized Asset Backed Receivables LLC Trust (Ê)
Series 2006-OP1 Class A2B
3.576% due 10/25/35	1,777	1,757
Series 2006-WM1 Class A2A
3.401% due 12/25/35	13	13
Series 2007-HE1 Class A2A
3.436% due 12/25/36	2,678	2,498
Series 2007-NC1 Class A2B
3.526% due 12/25/36	1,700	1,343
Sharps SP I, LLC
7.000% due 01/25/34	2	1

	Principal Amount ($) or Shares	Market Value $
SLM Student Loan Trust (Ê)
Series 2005-10 Class A2
3.341% due 04/27/15	306	306
Series 2006-3 Class A2
3.331% due 01/25/16	121	122
Series 2006-8 Class A2
3.331% due 10/25/16	2,235	2,228
Small Business Administration
Series 2000-P10 Class 1
7.449% due 08/10/10	36	37
Small Business Administration Participation Certificates
Series 1997-20D Class 1
7.500% due 04/01/17	1,028	1,085
Soundview Home Equity Loan Trust
Series 2005-4 Class 2A3 (Ê)
3.606% due 03/25/36	9,265	9,073
Series 2005-OPT Class 2A3 (Ê)
3.636% due 12/25/35	4,128	3,941
Series 2006-EQ1 Class A1 (Ê)
3.426% due 10/25/36	287	280
Series 2006-EQ2 Class A1 (Ê)
3.456% due 01/25/37	3,159	3,086
Series 2006-OPT Class A2 (Ê)
3.496% due 05/25/36	1,227	1,213
Series 2006-WF1 Class A2
5.645% due 10/25/36	3,105	3,115
Series 2007-OPT Class 2A1 (Ê)
3.456% due 06/25/37	2,738	2,604
Specialty Underwriting & Residential Finance (Ê)
Series 2005-BC4 Class A2B
3.606% due 09/25/36	2,000	1,976
Series 2006-AB1 Class A1
3.456% due 12/25/36	313	311
Series 2006-AB2 Class A2A
3.416% due 06/25/37	737	726
Series 2006-BC5 Class M1
3.613% due 11/25/37	3,900	2,231
Structured Asset Investment Loan Trust (Ê)
Series 2003-BC1 Class A2
4.056% due 01/25/33	4,494	4,356
Series 2005-3 Class M2
3.816% due 04/25/35	675	562
Series 2005-6 Class A8
3.616% due 07/25/35	5,604	5,575
Series 2005-7 Class A4
3.566% due 08/25/35	6,007	5,946

Multistrategy Bond Fund	63

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-BNC Class A2
3.416% due 09/25/36	1,710	1,668
Structured Asset Securities Corp.
Series 2001-SB1 Class A2
3.375% due 08/25/31	632	553
Series 2004-16X Class A2
4.910% due 08/25/34	84	84
Series 2004-19X Class A2
4.370% due 10/25/34	762	761
Series 2005-4XS Class 1A2B
4.670% due 03/25/35	486	491
Series 2005-GEL Class A (Ê)
3.726% due 12/25/34	293	281
Series 2006-BC3 Class A2 (Ê)
3.426% due 10/25/36	1,930	1,853
Terwin Mortgage Trust (Þ) Series 2006-2HG Class A1 4.500% due 03/25/37	1,652	1,566
Triad Auto Receivables Owner Trust Series 2007-A Class A2 5.350% due 03/14/11	4,852	4,851
TXU Electric Delivery Transition Bond Co. LLC Series 2004-1 Class A2 4.810% due 11/17/14	300	316
VTB 24 Capital PLC (Ê) 5.971% due 12/07/09	3,105	2,997
Wachovia Auto Loan Owner Trust 2006-1 (Ê) Series 2008-1 Class A2B 4.784% due 03/21/11	5,000	5,014
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE2 Class A1 3.416% due 05/25/36	543	538
Wells Fargo Home Equity Trust (Ê) Series 2006-3 Class A1 3.426% due 01/25/37	391	384
World Financial Properties (Å) 6.950% due 09/01/13	153	154

		561,116

Certificates of Deposit - 0.3%
Bank of Ireland Governor & Co. 4.298% due 01/15/10	11,200	11,231
Nordea Bank Finland PLC 3.214% due 04/09/09	6,200	6,198

		17,429

	Principal Amount ($) or Shares	Market Value $
Corporate Bonds and Notes - 18.9%
Abbott Laboratories
5.600% due 05/15/11	2,990	3,161
5.875% due 05/15/16	1,410	1,503
5.600% due 11/30/17	2,404	2,509
AbitibiBowater, Inc. (Ñ) 9.000% due 08/01/09	2,510	2,378
Ace Capital Trust II 9.700% due 04/01/30	1,050	1,284
AES Corp. (The) 9.500% due 06/01/09	1,250	1,288
Aetna, Inc. 6.750% due 12/15/37	1,720	1,732
AIG SunAmerica Global Financing VI (Å) 6.300% due 05/10/11	3,095	3,277
Alamosa Delaware, Inc. 8.500% due 01/31/12	800	813
Alion Science and Technology Corp. 10.250% due 02/01/15	2,555	1,993
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	500	494
Allison Transmission (Ñ)(Þ)
11.000% due 11/01/15	2,125	1,785
11.250% due 11/01/15	340	275
Altria Group, Inc.
7.000% due 11/04/13	4,750	5,658
7.750% due 01/15/27 (Ñ)	200	257
American Casino & Entertainment Properties LLC 7.850% due 02/01/12	1,315	1,369
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	100	103
American Express Bank FSB Series BKNT 6.000% due 09/13/17	500	511
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	500	506
Series BKNT
4.339% due 06/12/09 (Ê)	5,700	5,681
5.550% due 10/17/12	2,620	2,718
American Express Credit Corp. (Ê)
4.691% due 03/02/09	1,800	1,787
4.501% due 11/09/09	900	885

64	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American General Finance Corp. 4.875% due 05/15/10	1,300	1,328
Series MTNH
4.625% due 09/01/10	45	45
Series MTNI (Ñ)
4.625% due 05/15/09	220	222
American Honda Finance Corp. (Ê)(Þ) 4.946% due 02/09/10	1,600	1,597
American International Group, Inc.
4.131% due 06/16/09 (Ê)(Þ)	700	700
4.700% due 10/01/10	1,730	1,757
5.375% due 10/18/11	2,110	2,168
5.050% due 10/01/15	1,775	1,752
5.850% due 01/16/18	8,800	8,823
6.250% due 03/15/87	4,050	3,538
Americo Life, Inc. (Å) 7.875% due 05/01/13	250	261
Ameriprise Financial, Inc. 7.518% due 06/01/66	7,235	7,117
AmerisourceBergen Corp. Series WI 5.625% due 09/15/12	3,210	3,313
Anadarko Petroleum Corp. 5.950% due 09/15/16	430	443
ANZ Capital Trust (ƒ)(Þ) 4.484% due 12/31/49	2,550	2,507
Apache Corp. 5.250% due 04/15/13	1,540	1,606
Appalachian Power Co. Series O 5.650% due 08/15/12	795	827
Aramark Corp.
Series WI
8.411% due 02/01/15 (Ê)	780	698
8.500% due 02/01/15 (Ñ)	1,855	1,846
Arizona Public Service Co.
5.800% due 06/30/14	1,525	1,555
6.250% due 08/01/16	850	885
ArvinMeritor, Inc. 8.750% due 03/01/12	1,095	1,002
AT&T Corp.
7.300% due 11/15/11	4,650	5,113
8.000% due 11/15/31	2,195	2,642
AT&T, Inc.
5.100% due 09/15/14	425	427
6.500% due 09/01/37	515	525
6.300% due 01/15/38	3,365	3,342
AT&T Mobility LLC 6.500% due 12/15/11	2,660	2,847

	Principal Amount ($) or Shares	Market Value $
Atmos Energy Corp. 6.350% due 06/15/17	800	823
Avista Capital Trust III 6.500% due 04/01/34	1,426	1,438
BAE Systems Holdings, Inc. (Þ) 6.400% due 12/15/11	5,800	6,184
Bank of America Corp.
5.625% due 10/14/16 (Ñ)	465	473
5.420% due 03/15/17	480	473
6.000% due 09/01/17	4,190	4,362
5.750% due 12/01/17	3,580	3,683
8.000% due 12/29/49 (ƒ)	13,050	13,562
Bank of America NA
Series BKNT
5.040% due 02/27/09 (Ê)	400	400
5.133% due 06/12/09 (Ê)	6,200	6,194
5.271% due 06/15/16 (Ê)	3,100	2,930
6.000% due 10/15/36 (Ñ)	500	485
Bank of New York Mellon Corp. (The) (Ñ)
5.125% due 11/01/11	2,400	2,480
Bear Stearns Cos., Inc. (The)
4.325% due 07/16/09 (Ê)	1,500	1,439
5.072% due 08/21/09 (Ê)	4,100	3,866
5.025% due 05/18/10 (Ê)	8,400	7,796
5.550% due 01/22/17 (Ñ)	1,300	1,138
7.250% due 02/01/18	10,230	10,230
Series MTNB (Ê)(Ñ)
4.920% due 03/30/09	900	868
BellSouth Corp.
4.240% due 04/26/21 (Þ)	1,800	1,801
6.550% due 06/15/34	260	264
Bellsouth Telecommunications, Inc.
7.000% due 12/01/95	2,185	2,235
BNP Paribas Capital Trust (ƒ)(Å) 9.003% due 12/29/49	2,600	2,817
Boardwalk Pipelines, LP 5.875% due 11/15/16	2,825	2,930
Boeing Capital Corp. 6.100% due 03/01/11	500	535
Boston Scientific Corp. 6.400% due 06/15/16	4,720	4,342
BP AMI Leasing, Inc. (Ê)(Þ) 4.868% due 06/26/09	4,700	4,713
Burlington Northern Santa Fe Corp.
6.750% due 07/15/11	110	118
5.650% due 05/01/17	1,425	1,441
6.875% due 12/01/27	100	104
6.750% due 03/15/29	110	113

Multistrategy Bond Fund	65

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Caesars Entertainment, Inc. 8.125% due 05/15/11	3,000	2,614
California Steel Industries, Inc. 6.125% due 03/15/14	4,575	3,889
Capmark Financial Group, Inc. (Å)
5.875% due 05/10/12	2,825	2,067
6.300% due 05/10/17	5,950	4,168
Cargill, Inc. (Å) 5.200% due 01/22/13	3,225	3,252
Carolina Power & Light Co. 6.500% due 07/15/12	60	65
Caterpillar Financial Services Corp.
4.965% due 05/18/09 (Ê)	1,600	1,586
4.300% due 06/01/10	455	461
4.850% due 12/07/12	585	598
5.850% due 09/01/17	1,315	1,389
Catlin Insurance Co., Ltd. (ƒ)(Å) 7.249% due 12/31/49	575	516
CCH I Holdings LLC (Ñ) 13.500% due 01/15/14	3,380	2,163
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	470	489
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	605	622
6.250% due 02/01/37	170	162
Series B
7.875% due 04/01/13	3,295	3,719
Chubb Corp.
6.375% due 03/29/37	2,000	1,971
6.000% due 05/11/37	1,130	1,069
Cintas Corp. No. 2 6.125% due 12/01/17	3,780	3,874
CIT Group, Inc.
5.025% due 08/17/09 (Ê)	6,300	5,798
6.875% due 11/01/09 (Ñ)	220	220
4.125% due 11/03/09	265	253
Citigroup Capital XXI 8.300% due 12/21/77	3,315	3,574
Citigroup Funding, Inc. (Ê)
3.903% due 04/23/09	3,600	3,560
4.858% due 06/26/09	1,800	1,793
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNA 5.091% due 03/17/09	300	298
Citigroup, Inc.
4.873% due 12/28/09 (Ê)	1,600	1,583

	Principal Amount ($) or Shares	Market Value $
4.125% due 02/22/10	720	722
6.500% due 01/18/11	2,160	2,287
5.500% due 08/27/12 (Ñ)	1,900	1,979
5.300% due 10/17/12	800	827
5.850% due 07/02/13	5,150	5,413
4.700% due 05/29/15	180	174
6.000% due 08/15/17	4,000	4,179
6.125% due 08/25/36	700	667
Citizens Communications Co. (Ñ)
9.250% due 05/15/11	1,250	1,331
Clorox Co.
4.200% due 01/15/10	725	727
CNA Financial Corp.
6.500% due 08/15/16	850	868
Columbus Southern Power Co.
Series C 5.500% due 03/01/13	360	373
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/22	1,575	1,989
Comcast Cable Communications LLC
6.875% due 06/15/09	525	544
6.750% due 01/30/11 (Ñ)	425	448
Comcast Corp.
4.677% due 07/14/09 (Ê)	1,000	980
5.500% due 03/15/11	1,300	1,329
6.500% due 01/15/15	280	293
5.900% due 03/15/16	1,860	1,875
6.500% due 01/15/17	855	893
6.300% due 11/15/17	5,200	5,358
5.875% due 02/15/18	200	200
6.500% due 11/15/35	800	777
6.450% due 03/15/37	1,240	1,202
6.950% due 08/15/37	5,300	5,447
Comcast Holdings Corp.
10.625% due 07/15/12	2,025	2,407
Commonwealth Edison Co.
6.150% due 09/15/17	1,040	1,083
6.950% due 07/15/18	300	309
5.900% due 03/15/36	1,100	1,027
6.450% due 01/15/38	530	530
Series 98
6.150% due 03/15/12	1,000	1,044
Series 100
5.875% due 02/01/33	975	911
Series 105
5.400% due 12/15/11	625	637

66	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Community Health Systems, Inc. Series WI 8.875% due 07/15/15	4,995	5,026
ConAgra Foods, Inc. 7.000% due 10/01/28	855	908
Consolidated Natural Gas Co. Series C 6.250% due 11/01/11	155	164
Constellation Brands, Inc. (Ñ) Series B 8.125% due 01/15/12	2,150	2,155
Continental Airlines, Inc. Series 01-1 6.503% due 06/15/11	2,949	2,905
Cooper Industries, Inc. Series WI 5.250% due 11/15/12	500	519
Costco Wholesale Corp. 5.500% due 03/15/17	600	620
Countrywide Home Loans, Inc. 4.125% due 09/15/09	400	357
COX Communications, Inc.
4.625% due 01/15/10	3,665	3,676
5.875% due 12/01/16 (Þ)	525	524
Credit Suisse USA, Inc.
4.875% due 08/15/10	335	345
5.500% due 08/15/13 (Ñ)	325	334
4.875% due 01/15/15 (Ñ)	1,025	1,016
CSC Holdings, Inc.
Series B
8.125% due 07/15/09	2,600	2,645
8.125% due 08/15/09	2,180	2,218
Series WI
6.750% due 04/15/12	500	474
CVS Caremark Corp. 5.750% due 06/01/17	3,485	3,601
Daimler Finance NA LLC
5.461% due 03/13/09 (Ê)	1,700	1,692
5.541% due 03/13/09 (Ê)	2,900	2,881
5.328% due 08/03/09 (Ê)	800	791
6.500% due 11/15/13	2,190	2,369
8.500% due 01/18/31	620	775
Darden Restaurants, Inc.
6.200% due 10/15/17	880	871
6.800% due 10/15/37	1,005	944
Dayton Power & Light Co. (The) 5.125% due 10/01/13	1,560	1,600
DCP Midstream LLC (Ñ) 6.875% due 02/01/11	90	95

	Principal Amount ($) or Shares	Market Value $
Delhaize America, Inc. 9.000% due 04/15/31	1,515	1,791
Delta Air Lines, Inc.
6.821% due 08/10/22 (Å)	2,510	2,385
Series 00-1
7.379% due 05/18/10	1,393	1,392
7.570% due 11/18/10	4,055	4,055
Detroit Edison Co. (The)
5.400% due 08/01/14	240	244
6.350% due 10/15/32	350	359
Developers Diversified Realty Corp.
5.000% due 05/03/10	420	410
4.625% due 08/01/10	876	846
5.250% due 04/15/11	50	48
5.375% due 10/15/12	2,580	2,385
Devon Financing Corp. ULC 7.875% due 09/30/31	1,209	1,467
Dex Media Finance Co. Series B 9.875% due 08/15/13	4,445	4,534
DirecTV Financing Co. 8.375% due 03/15/13	1,000	1,034
Discover Financial Services (Ê)(Þ)
5.663% due 06/11/10	4,300	3,965
Dominion Resources, Inc.
Series 06-B
6.300% due 09/30/66	2,710	2,574
Series A
5.200% due 01/15/16	2,275	2,262
Series B (Ñ)
6.250% due 06/30/12	1,131	1,216
DPL, Inc. 6.875% due 09/01/11	1,555	1,678
Drummond Co., Inc. (Þ) 7.375% due 02/15/16	2,055	1,870
E*Trade Financial Corp. (Ñ) 8.000% due 06/15/11	4,275	3,676
Echostar DBS Corp. 7.125% due 02/01/16	1,500	1,498
El Paso Natural Gas Co. 7.500% due 11/15/26	1,175	1,235
Eli Lilly & Co. 5.200% due 03/15/17	3,205	3,254
Energy Future Holdings Corp. (Å)
10.875% due 11/01/17	1,695	1,678
Energy Partners, Ltd. Series WI 9.750% due 04/15/14	900	774

Multistrategy Bond Fund	67

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Energy Transfer Partners, LP 5.950% due 02/01/15	4,500	4,495
Enterprise Products Operating, LP
4.950% due 06/01/10	825	839
8.375% due 08/01/66	2,720	2,718
7.034% due 01/15/68	475	422
Series B (Ñ)
5.750% due 03/01/35	675	599
Exelon Generation Co. LLC 6.200% due 10/01/17	520	528
Farmers Exchange Capital (Å) 7.050% due 07/15/28	4,550	4,299
Farmers Insurance Exchange (Þ)
6.000% due 08/01/14	570	595
8.625% due 05/01/24	1,830	1,994
FBN Capital Finance Corp. 9.750% due 03/30/17	2,000	1,865
FedEx Corp.
5.500% due 08/15/09	620	635
7.600% due 07/01/97	585	709
First Data Corp. (Ñ)(Þ) 9.875% due 09/24/15	2,335	2,066
First Union Institutional Capital II
7.850% due 01/01/27	1,680	1,748
FirstEnergy Corp.
Series B
6.450% due 11/15/11	3,450	3,643
Series C
7.375% due 11/15/31	1,630	1,790
Fiserv, Inc. 6.125% due 11/20/12	2,550	2,653
Florida Power & Light Co. 5.950% due 02/01/38	700	705
Ford Motor Co. (Ñ) 7.450% due 07/16/31	5,025	3,706
Ford Motor Credit Co. LLC
7.375% due 10/28/09	1,800	1,733
9.875% due 08/10/11	12,205	11,710
7.250% due 10/25/11	600	533
7.127% due 01/13/12 (Ê)	3,235	2,725
7.800% due 06/01/12	1,515	1,342
7.000% due 10/01/13 (Ñ)	675	566
8.000% due 12/15/16	1,625	1,364
Series WI
9.750% due 09/15/10	2,710	2,618
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/17	6,405	6,805

	Principal Amount ($) or Shares	Market Value $
Freescale Semiconductor, Inc.
Series WI
8.875% due 12/15/14	950	772
10.125% due 12/15/16 (Ñ)	1,935	1,379
FTI Consulting, Inc. 7.750% due 10/01/16	1,815	1,879
General Electric Capital Corp.
3.250% due 06/15/09 (Ñ)	600	598
3.964% due 01/20/10 (Ê)	5,200	5,185
5.250% due 10/19/12	2,200	2,283
4.820% due 01/08/16 (Ê)	1,100	1,056
5.875% due 01/14/38	6,480	6,332
6.375% due 11/15/67	22,300	23,184
Series GMTN (Ê)
5.163% due 03/12/10	1,900	1,891
Series MTN (Ê)
3.274% due 10/26/09	2,400	2,392
Series MTNA
4.250% due 12/01/10 (Ñ)	180	183
5.875% due 02/15/12	320	338
5.450% due 01/15/13	5,900	6,186
4.750% due 09/15/14 (Ñ)	80	81
General Electric Co.
5.250% due 12/06/17	1,125	1,135
General Mills, Inc.
4.024% due 01/22/10 (Ê)	1,100	1,070
5.650% due 09/10/12	925	961
General Motors Corp. (Ñ)
8.375% due 07/15/33	5,130	4,168
Georgia-Pacific LLC
8.125% due 05/15/11	1,000	1,000
9.500% due 12/01/11	1,035	1,076
8.875% due 05/15/31	1,349	1,268
Glencore Nickel, Ltd.
9.000% due 12/01/14	305	—
GMAC LLC
6.875% due 09/15/11	12,306	10,759
8.000% due 11/01/31 (Ñ)	5,710	4,732
Goldman Sachs Group, Inc. (The)
4.880% due 03/30/09 (Ê)	2,800	2,778
4.974% due 06/23/09 (Ê)	4,000	3,966
4.958% due 11/16/09 (Ê)	600	594
6.875% due 01/15/11	4,730	5,124
4.750% due 07/15/13	1,275	1,290
5.350% due 01/15/16	4,250	4,295
5.625% due 01/15/17	795	790
6.250% due 09/01/17	6,300	6,680
5.950% due 01/18/18	1,730	1,785
6.750% due 10/01/37	12,730	12,489

68	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series MTNB (Ê)
4.178% due 07/23/09	3,500	3,471
Goodyear Tire & Rubber Co. (The)
8.663% due 12/01/09 (Ê)	1,000	998
9.000% due 07/01/15 (Ñ)	625	653
Series *(Ê)
13.713% due 03/01/11	1,300	1,359
GrafTech Finance, Inc.
10.250% due 02/15/12	1,500	1,553
Harrah’s Operating Co., Inc.
5.500% due 07/01/10	525	471
6.500% due 06/01/16	3,355	2,147
Hawaiian Telcom Communications, Inc. (Ê)(Ñ)
Series B 10.318% due 05/01/13	2,945	2,592
HCA, Inc.
6.500% due 02/15/16 (Ñ)	1,265	1,074
Series WI
9.125% due 11/15/14	2,000	2,077
9.250% due 11/15/16	1,725	1,809
9.625% due 11/15/16	1,000	1,053
HCP, Inc.
5.950% due 09/15/11	1,750	1,718
Health Net, Inc.
6.375% due 06/01/17	2,095	2,137
Healthsouth Corp. (Ñ)
10.750% due 06/15/16	3,085	3,216
Helix Energy Solutions Group, Inc. (Ñ)(Å)
9.500% due 01/15/16	500	508
Hertz Corp. (The)
8.875% due 01/01/14	1,890	1,824
Historic TW, Inc.
8.050% due 01/15/16	2,360	2,633
6.625% due 05/15/29	115	111
HJ Heinz Finance Co.
6.000% due 03/15/12	240	253
Home Depot, Inc.
5.400% due 03/01/16	435	415
Hospira, Inc. (Ê)
5.310% due 03/30/10	1,580	1,562
Hospitality Properties Trust Series WI
5.625% due 03/15/17	5,775	5,243
HRPT Properties Trust
5.750% due 02/15/14	1,940	1,890
HSBC Bank USA NA (Ê)
Series BKNT 5.286% due 06/10/09	500	499

	Principal Amount ($) or Shares	Market Value $
HSBC Finance Corp.
5.875% due 02/01/09	660	673
3.954% due 10/21/09 (Ê)	1,500	1,462
4.125% due 11/16/09 (Ñ)	1,270	1,271
5.137% due 05/10/10 (Ê)	1,300	1,252
8.000% due 07/15/10	165	179
6.750% due 05/15/11	900	947
6.375% due 10/15/11	465	487
6.375% due 11/27/12	1,770	1,874
5.000% due 06/30/15	1,330	1,294
HUB International Holdings, Inc. (Þ)
10.250% due 06/15/15	4,315	3,279
Huntsman LLC
11.500% due 07/15/12	2,500	2,650
Idearc, Inc.
8.000% due 11/15/16	500	448
ING Capital Funding Trust III (ƒ)
8.439% due 12/29/49	3,550	3,827
Inmarsat Finance PLC
(Step Up, 10.375%, 11/15/08) Zero coupon due 11/15/12	1,625	1,584
International Business Machines Corp.
5.700% due 09/14/17	1,190	1,250
7.125% due 12/01/96	2,770	3,044
International Lease Finance Corp.
3.500% due 04/01/09	550	549
4.950% due 02/01/11	1,425	1,423
5.625% due 09/20/13 (Ñ)	2,710	2,791
International Paper Co.
5.850% due 10/30/12	6,530	6,814
International Steel Group, Inc. (Ñ)
6.500% due 04/15/14	2,820	2,980
iStar Financial, Inc.
Series B 5.125% due 04/01/11	1,100	978
JC Penney Corp., Inc.
6.375% due 10/15/36	2,020	1,783
Jersey Central Power & Light Co.
5.625% due 05/01/16	1,240	1,239
John Hancock Global Funding II (Å)
7.900% due 07/02/10	440	488
Johnson & Johnson
5.550% due 08/15/17	410	444
5.950% due 08/15/37	525	569
JP Morgan Chase Bank
Series EMTN 6.000% due 05/22/45	4,511	4,037

Multistrategy Bond Fund	69

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JP Morgan Chase Capital XX
Series T 6.550% due 09/29/36	200	183
JP Morgan Chase Capital XXII
Series V 6.450% due 02/02/37	6,500	5,872
JPMorgan Chase & Co.
6.000% due 02/15/09	170	173
7.000% due 11/15/09	415	438
4.915% due 05/07/10 (Ê)	3,200	3,177
6.750% due 02/01/11	175	187
5.375% due 01/15/14 (Ñ)	2,070	2,116
6.000% due 01/15/18	6,905	7,166
Series 1 (Ê)
3.335% due 06/26/09	700	697
JPMorgan Chase Bank NA
Series BKNT 6.000% due 10/01/17	3,300	3,440
K Hovnanian Enterprises, Inc. (Ñ)
6.000% due 01/15/10	1,050	588
KAR Holdings, Inc. (Þ)
10.000% due 05/01/15	3,585	2,993
KBC Bank Funding Trust III (ƒ)(Þ)
9.860% due 11/29/49	1,960	2,124
Kellogg Co.
Series B 6.600% due 04/01/11	5,245	5,610
Kerr-McGee Corp.
6.950% due 07/01/24	2,455	2,622
Kraft Foods, Inc.
4.125% due 11/12/09	1,102	1,103
5.387% due 08/11/10 (Ê)	8,200	8,136
5.625% due 11/01/11	6,260	6,488
6.500% due 08/11/17	1,475	1,540
6.125% due 02/01/18	800	812
6.875% due 02/01/38	360	366
Kroger Co. (The)
7.250% due 06/01/09	270	279
7.500% due 04/01/31 (Ñ)	130	143
L-3 Communications Corp.
6.125% due 01/15/14	1,890	1,862
Series B
6.375% due 10/15/15	1,500	1,489
LaBranche & Co., Inc.
9.500% due 05/15/09	2,765	2,772
11.000% due 05/15/12	1,390	1,380
Land O’ Lakes, Inc.
8.750% due 11/15/11	625	638

	Principal Amount ($) or Shares	Market Value $
Lear Corp.
Series B 8.750% due 12/01/16	805	716
Lehman Brothers Holdings, Inc.
4.793% due 04/03/09 (Ê)	5,500	5,399
5.082% due 08/21/09 (Ê)	800	779
5.170% due 05/25/10 (Ê)	900	868
4.171% due 07/18/11 (Ê)	600	570
5.250% due 02/06/12	1,790	1,783
6.200% due 09/26/14	2,825	2,907
5.500% due 04/04/16 (Ñ)	960	925
6.500% due 07/19/17	730	746
6.750% due 12/28/17	825	855
7.000% due 09/27/27	890	902
6.875% due 07/17/37	2,340	2,277
Series MTN (Ê)
4.978% due 11/16/09	5,600	5,464
Lehman XS Trust (Ê)
Series 2007-16N Class 2A2 4.226% due 09/25/47	11,858	10,526
Level 3 Communications, Inc. (Ñ)
6.000% due 09/15/09	1,230	1,132
Level 3 Financing, Inc. (Ñ)
12.250% due 03/15/13	1,425	1,384
Liberty Mutual Group, Inc. (Þ)
7.000% due 03/15/37 (Ñ)	3,685	3,257
7.800% due 03/15/37	9,670	8,477
Limited Brands, Inc.
6.900% due 07/15/17	2,295	2,189
7.600% due 07/15/37	2,110	1,895
Lowe’s Cos., Inc. (Ñ)
6.100% due 09/15/17	550	570
Lubrizol Corp.
4.625% due 10/01/09	1,781	1,801
M&T Bank Corp.
5.375% due 05/24/12	3,820	3,905
MacDermid, Inc. (Þ)
9.500% due 04/15/17	3,595	3,092
Macys Retail Holdings, Inc.
5.350% due 03/15/12	1,525	1,483
6.375% due 03/15/37 (Ñ)	2,500	2,080
Mandalay Resort Group
6.500% due 07/31/09	500	500
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	411	390
Mashantucket Western Pequot Tribe (Þ)
8.500% due 11/15/15	2,855	2,712

70	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Max USA Holdings, Ltd. (Þ)
7.200% due 04/14/17	1,915	1,984
McDonald’s Corp. (Ñ)
5.800% due 10/15/17	5,600	5,923
McLeodUSA, Inc. (Þ)
10.500% due 10/01/11	2,750	3,066
Medco Health Solutions, Inc.
7.250% due 08/15/13	3,347	3,695
MedQuest, Inc. (Ñ)
Series B 11.875% due 08/15/12	2,855	3,026
Merrill Lynch & Co., Inc.
5.211% due 12/04/09 (Ê)	1,000	968
3.531% due 07/25/11 (Ê)	1,100	1,035
6.050% due 08/15/12	5,050	5,255
5.450% due 02/05/13	3,280	3,285
6.050% due 05/16/16	1,390	1,389
5.700% due 05/02/17	835	805
6.400% due 08/28/17	2,505	2,573
Series MTN (Ê)
4.948% due 05/08/09	2,300	2,241
4.960% due 08/14/09	700	685
MetLife, Inc.
5.000% due 06/15/15	895	896
6.400% due 12/15/36	400	359
MetroPCS Wireless, Inc.
9.250% due 11/01/14	1,000	920
Metropolitan Life Global Funding I (Ê)(Þ)
4.945% due 05/17/10	4,300	4,271
MGM Mirage
6.750% due 09/01/12	2,755	2,652
Midamerican Energy Holdings Co.
Series WI 6.125% due 04/01/36	2,775	2,757
Midamerican Funding LLC
6.750% due 03/01/11	1,670	1,817
Miller Brewing Co. (Þ)
5.500% due 08/15/13	2,300	2,423
Mohegan Tribal Gaming Authority
8.000% due 04/01/12	1,000	980
Morgan Stanley
4.925% due 05/07/09 (Ê)	5,100	5,029
5.375% due 10/15/15 (Ñ)	1,635	1,611
5.550% due 04/27/17	840	837
6.250% due 08/28/17	900	935
5.950% due 12/28/17	4,435	4,477
Series GMTN
5.006% due 02/09/09 (Ê)	3,100	3,075

	Principal Amount ($) or Shares	Market Value $
5.750% due 08/31/12	1,600	1,655
Series MTN (Ê)
4.348% due 01/15/10	2,300	2,265
Natexis Ambs Co. LLC (ƒ)(Þ)
8.440% due 12/29/49	650	663
National Rural Utilities Cooperative Finance Corp.
5.450% due 04/10/17	2,360	2,379
5.450% due 02/01/18	825	831
Nationwide Financial Services
6.250% due 11/15/11	395	417
Nationwide Mutual Insurance Co. (Þ)
7.875% due 04/01/33	947	1,081
Neiman-Marcus Group, Inc.
7.125% due 06/01/28	2,500	2,225
Nelnet, Inc.
7.400% due 09/29/36	600	529
Nevada Power Co.
Series L 5.875% due 01/15/15	550	554
New Cingular Wireless Services, Inc.
7.875% due 03/01/11	825	908
8.125% due 05/01/12	1,415	1,609
8.750% due 03/01/31	2,850	3,578
News America Holdings, Inc.
7.750% due 12/01/45	1,275	1,375
7.900% due 12/01/95	595	648
8.250% due 10/17/96	195	222
News America, Inc. (Å)
6.650% due 11/15/37	3,525	3,579
Nextel Communications, Inc.
Series E 6.875% due 10/31/13	2,265	2,113
Nisource Finance Corp.
5.585% due 11/23/09 (Ê)	370	361
7.875% due 11/15/10	1,510	1,631
6.400% due 03/15/18	1,785	1,823
Noranda Aluminium Acquisition Corp. (Ê)(Þ)
8.738% due 05/15/15	1,640	1,246
Nordstrom, Inc.
6.250% due 01/15/18	2,750	2,834
Norfolk Southern Corp.
7.050% due 05/01/37	880	967
7.900% due 05/15/97	6,280	7,187
North Front Pass-Through Trust (Þ)
5.810% due 12/15/24	5,535	5,401
Nuveen Investments, Inc. (Þ)
10.500% due 11/15/15	2,885	2,798

Multistrategy Bond Fund	71

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ohio Power Co.
Series F
5.500% due 02/15/13	55	57
Series K
6.000% due 06/01/16	560	579
ONEOK Partners, LP
6.650% due 10/01/36	2,175	2,160
6.850% due 10/15/37	1,150	1,172
Pacific Gas & Electric Co.
4.200% due 03/01/11	1,815	1,820
6.050% due 03/01/34	955	949
5.800% due 03/01/37	5,425	5,203
PAETEC Holding Corp. (Þ)
9.500% due 07/15/15	3,720	3,469
Panama Canal Railway Co. (Å)
7.000% due 11/01/26	1,000	940
PartnerRe Finance II
6.440% due 12/01/66	150	135
Peabody Energy Corp.
7.875% due 11/01/26	400	412
Pemex Project Funding Master Trust (Þ)
5.750% due 03/01/18	1,795	1,825
Pepco Holdings, Inc. (Ê)
5.749% due 06/01/10	3,375	3,370
Petro Financial Corp.
9.000% due 02/15/12	460	477
Phoenix Life Insurance Co. (Þ)
7.150% due 12/15/34	1,450	1,602
Pilgrim’s Pride Corp. (Ñ)
7.625% due 05/01/15	616	584
Platinum Underwriters Finance, Inc.
Series B 7.500% due 06/01/17	520	556
Popular NA Capital Trust I
6.564% due 09/15/34	647	551
Premcor Refining Group, Inc. (The)
9.500% due 02/01/13	6,000	6,305
Pride International, Inc.
7.375% due 07/15/14	3,115	3,208
Progress Energy, Inc.
7.100% due 03/01/11	1,039	1,120
7.750% due 03/01/31	135	160
Prudential Financial, Inc. (Ñ)
6.000% due 12/01/17	1,385	1,418
Qwest Corp.
7.875% due 09/01/11	3,515	3,625
7.625% due 06/15/15	800	806

	Principal Amount ($) or Shares	Market Value $
Rabobank Capital Funding II (ƒ)(Å)
5.260% due 12/31/49	865	821
Range Resources Corp.
7.500% due 05/15/16	800	814
RBS Capital Trust I (ƒ)
4.709% due 12/29/49	560	513
RBS Capital Trust III (ƒ)(Ñ)
5.512% due 09/29/49	3,750	3,516
Realogy Corp. (Ñ)(Å)
12.375% due 04/15/15	2,560	1,523
Reckson Operating Partnership, LP
7.750% due 03/15/09	175	181
5.150% due 01/15/11	457	462
Reinsurance Group of America, Inc. (Ñ)
6.750% due 12/15/65	325	298
Residential Capital LLC
7.328% due 04/17/09 (Ê)(Þ)	3,175	1,540
7.615% due 05/22/09 (Ê)	2,600	1,768
7.875% due 06/30/10	1,300	845
7.500% due 02/22/11	1,975	1,234
8.000% due 04/17/13 (Ñ)	3,220	1,996
Series WI
8.375% due 06/30/15	2,286	1,429
Rockwell Automation, Inc.
5.650% due 12/01/17	565	584
Rohm & Haas Co.
6.000% due 09/15/17	1,300	1,336
Rural Cellular Corp.
9.875% due 02/01/10	2,410	2,494
10.661% due 11/01/12 (Ê)	1,750	1,767
Ryerson, Inc. (Þ)
12.000% due 11/01/15	2,775	2,608
Safeway, Inc.
5.800% due 08/15/12 (Ñ)	60	63
7.250% due 02/01/31	155	167
SB Treasury Co. LLC (ƒ)(Å)
9.400% due 12/29/49	2,028	2,068
Schering-Plough Corp.
5.550% due 12/01/13	2,390	2,519
Simon Property Group, LP
5.600% due 09/01/11	1,000	1,007
SLM Corp.
4.000% due 01/15/10	710	659
Series MTNA
3.471% due 07/27/09 (Ê)(Ñ)	600	557
4.500% due 07/26/10	1,410	1,298

72	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Smurfit-Stone Container Enterprises, Inc.
8.375% due 07/01/12	2,090	2,022
Southern California Edison Co.
4.994% due 02/02/09 (Ê)	600	595
7.625% due 01/15/10	600	645
Series 08-A
5.950% due 02/01/38	1,250	1,250
Southern Copper Corp.
7.500% due 07/27/35	1,100	1,116
Southern Natural Gas Co.
7.350% due 02/15/31	1,050	1,098
Southwestern Energy Co. (Å)
7.500% due 02/01/18	870	894
Sprint Capital Corp.
7.625% due 01/30/11	4,425	4,493
6.875% due 11/15/28	1,500	1,258
8.750% due 03/15/32	2,785	2,732
Sprint Nextel Corp.
6.000% due 12/01/16	3,685	3,270
SPX Corp. (Þ)
7.625% due 12/15/14	690	707
Starbucks Corp.
6.250% due 08/15/17	950	978
State Street Bank & Trust Co.
Series BKNT 5.300% due 01/15/16	200	200
Stingray Pass-Through Trust (Þ)
5.902% due 01/12/15	3,400	2,001
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2006-AR5 Class 1A2 3.636% due 05/25/36	676	587
Suncom Wireless, Inc.
8.500% due 06/01/13	5,520	5,686
Sungard Data Systems, Inc.
10.250% due 08/15/15	2,006	2,006
Swiss Re Capital I, LP (ƒ)(Þ)
6.854% due 05/29/49	2,250	2,177
Symetra Financial Corp.
6.125% due 04/01/16 (Å)	900	904
8.300% due 10/15/67 (Þ)(Å)	2,490	2,489
Target Corp.
6.000% due 01/15/18	1,450	1,509
7.000% due 01/15/38	1,550	1,620
TCI Communications, Inc.
9.800% due 02/01/12	1,310	1,523
7.875% due 08/01/13	2,905	3,213

	Principal Amount ($) or Shares	Market Value $
Temple-Inland, Inc.
7.875% due 05/01/12	2,555	2,831
Tennessee Gas Pipeline Co. (Ñ)
7.000% due 10/15/28	700	707
Tesoro Corp. Series WI
6.500% due 06/01/17	1,200	1,170
Texas Competitive Electric Holdings Co. LLC (Þ)
10.250% due 11/01/15	3,270	3,213
Time Warner Cable, Inc.
Series WI
5.400% due 07/02/12	6,710	6,813
5.850% due 05/01/17	3,380	3,383
6.550% due 05/01/37 (Ñ)	2,665	2,640
Time Warner Entertainment Co., LP
Series* 8.375% due 03/15/23	906	1,040
Time Warner, Inc.
5.109% due 11/13/09 (Ê)	2,655	2,577
5.500% due 11/15/11	1,830	1,848
Transcontinental Gas Pipe Line Corp.
7.250% due 12/01/26	1,225	1,283
Travelers Cos., Inc. (The)
5.375% due 06/15/12	885	908
6.250% due 06/15/37	1,110	1,085
Travelport LLC (Ñ)
11.875% due 09/01/16	1,610	1,530
Twin Reefs Pass-Through Trust (Ê)(ƒ)(Þ)
Interest Only STRIP
5.411% due 12/10/49	2,300	460
UBS Preferred Funding Trust V (ƒ)
Series 1 6.243% due 05/12/49	3,600	3,467
Unilever Capital Corp.
5.900% due 11/15/32	1,340	1,345
Union Electric Co.
6.400% due 06/15/17	3,635	3,875
Union Pacific Corp.
3.625% due 06/01/10	590	584
6.125% due 01/15/12	1,550	1,650
Union Planters Corp.
7.750% due 03/01/11	265	286
United Parcel Service, Inc.
5.500% due 01/15/18	475	495
United Rentals NA, Inc.
6.500% due 02/15/12	1,500	1,380
United States Steel Corp.
5.650% due 06/01/13	1,230	1,193
6.050% due 06/01/17	2,870	2,706

Multistrategy Bond Fund	73

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Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.650% due 06/01/37	520	436
United Technologies Corp.
5.375% due 12/15/17	2,510	2,610
UnitedHealth Group, Inc.
5.250% due 03/15/11	810	825
6.000% due 06/15/17 (Ñ)(Þ)	775	787
6.500% due 06/15/37 (Þ)	3,525	3,417
6.625% due 11/15/37 (Þ)	1,555	1,552
Universal City Development Partners
11.750% due 04/01/10	1,895	1,952
Unum Group
5.859% due 05/15/09	740	760
US Oncology, Inc. 9.000% due 08/15/12	1,255	1,230
USB Capital IX (ƒ)(Ñ)
6.189% due 04/15/49	200	159
USB Realty Corp. (ƒ)(Þ)
6.091% due 12/22/49	3,900	3,129
Valero Logistics Operations, LP
6.050% due 03/15/13	2,787	2,878
Verizon Communications, Inc. (Ê)
4.753% due 04/03/09	4,800	4,789
Verizon Global Funding Corp. (Ñ)
6.875% due 06/15/12	17,757	19,477
Verizon New England, Inc.
6.500% due 09/15/11	70	74
Viacom, Inc.
5.750% due 04/30/11	1,685	1,727
6.875% due 04/30/36	1,295	1,265
Visteon Corp. (Ñ)
8.250% due 08/01/10	1,010	826
Wachovia Bank NA
Series BKNT
5.090% due 05/25/10 (Ê)(Ñ)	3,800	3,781
6.600% due 01/15/38	3,750	3,725
Series DPNT (Ê)
4.924% due 03/23/09	1,500	1,500
Wachovia Capital Trust III (ƒ)
5.800% due 03/15/42	7,795	6,158
Wachovia Corp.
4.388% due 10/15/11 (Ê)	1,800	1,746
5.750% due 06/15/17 (Ñ)	2,280	2,289
5.750% due 02/01/18 (Ñ)	6,490	6,505
Wal-Mart Stores, Inc.
5.800% due 02/15/18	2,740	2,913
6.500% due 08/15/37	1,435	1,505
Walt Disney Co. (The) (Ê) 4.125% due 07/16/10	6,500	6,444

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Preferred Funding (ƒ)
9.750% due 10/29/49 (Þ)	8,600	7,912
6.665% due 12/31/49 (Å)	2,200	1,529
WellPoint, Inc.
4.250% due 12/15/09	150	150
5.850% due 01/15/36	1,590	1,439
6.375% due 06/15/37	1,450	1,417
Wells Fargo & Co.
5.091% due 09/15/09 (Ê)(Ñ)	1,000	997
5.250% due 10/23/12	1,665	1,731
4.375% due 01/31/13	4,625	4,624
4.950% due 10/16/13	585	593
5.625% due 12/11/17	13,775	14,156
Wells Fargo Bank NA 5.750% due 05/16/16	1,520	1,586
Weyerhaeuser Co. 6.750% due 03/15/12	4,895	5,194
Willis NA, Inc. 5.125% due 07/15/10	1,555	1,552
Windstream Corp. Series WI 8.625% due 08/01/16	375	388
WMG Acquisition Corp. 7.375% due 04/15/14	1,090	850
Wyeth
6.950% due 03/15/11	2,275	2,426
5.500% due 03/15/13	1,300	1,372
5.500% due 02/01/14	895	927
5.950% due 04/01/37	3,310	3,265
Xcel Energy, Inc. 6.500% due 07/01/36	880	891
Xerox Corp. 5.500% due 05/15/12	2,385	2,434
Xlliac Global Funding (Å) 4.800% due 08/10/10	730	727
Yum! Brands, Inc. 8.875% due 04/15/11	350	390
ZFS Finance USA Trust I (Þ)
5.875% due 05/09/32	2,100	1,956
6.500% due 05/09/37	1,390	1,269
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	2,505	2,309

		1,224,175

International Debt - 7.4%
Abbey National PLC (ƒ) (Step Up, 7.730%, 06/15/08) 6.700% due 06/29/49	1,220	1,202

74	Multistrategy Bond Fund

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Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Abu Dhabi National Energy Co. (Þ)
5.620% due 10/25/12	3,405	3,470
6.500% due 10/27/36	1,890	1,807
Altos Hornos de Mexico SA de CV (Ø)(Ñ)
Series A 11.375% due 04/30/49	3,290	2,155
America Movil SAB de CV 5.500% due 03/01/14	500	499
ANZ National International, Ltd. (Ê)(Þ)
4.938% due 08/07/09	2,800	2,792
Argentina Bonos Series VII 7.000% due 09/12/13	9,320	8,537
Arlington Street CDO, Ltd. (Þ) Series 2000-1A Class A2 7.660% due 06/10/12	1,626	1,626
Aspen Insurance Holdings, Ltd. 6.000% due 08/15/14	200	206
AstraZeneca PLC
5.900% due 09/15/17	900	953
6.450% due 09/15/37	800	866
AXA SA
8.600% due 12/15/30	355	401
6.463% due 12/31/49 (ƒ)(Þ)	275	240
Banco Mercantil del Norte SA (Þ) 6.862% due 10/13/21	2,930	2,729
Bank of Scotland PLC (Ê)(Þ) Series MTN 4.038% due 07/17/09	2,900	2,900
Barclays Bank PLC
5.450% due 09/12/12	14,600	15,276
6.050% due 12/04/17 (Þ)	2,200	2,267
7.375% due 06/29/49 (ƒ)(Þ)	2,110	2,223
7.434% due 09/29/49 (ƒ)(Þ)	1,355	1,417
Blue City Investments I, Ltd. 8.675% due 11/07/16	3,500	3,482
British Telecommunications PLC 8.625% due 12/15/10	3,820	4,258
Brookfield Asset Management, Inc.
7.125% due 06/15/12	675	687
5.800% due 04/25/17	1,300	1,287
C10 Capital SPV, Ltd. (ƒ)(Ñ)(Þ) 6.722% due 12/31/49	1,500	1,312
Canadian Natural Resources, Ltd.
5.150% due 02/01/13	1,225	1,248
5.700% due 05/15/17	1,325	1,331
5.850% due 02/01/35	75	69
6.500% due 02/15/37	1,430	1,430

	Principal Amount ($) or Shares	Market Value $
6.250% due 03/15/38	1,730	1,644
Canadian Oil Sands, Ltd. (Þ) 4.800% due 08/10/09	981	997
Catalyst Paper Corp. Series D 8.625% due 06/15/11	4,090	3,456
China Development Bank 5.000% due 10/15/15	300	300
CIT Group Funding Co. of Canada (Ñ)
5.600% due 11/02/11	820	780
Citic Resources Finance, Ltd. (Å) 6.750% due 05/15/14	500	464
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/09	1,300	1,412
Commonwealth Bank of Australia (ƒ)(Þ)
6.024% due 03/29/49	3,700	3,461
Conoco Funding Co. 6.350% due 10/15/11	2,885	3,132
Corp. Nacional del Cobre de Chile - CODELCO (Þ)
6.150% due 10/24/36	100	98
Covidien International Finance SA (Þ)
5.450% due 10/15/12	1,080	1,120
6.000% due 10/15/17	2,990	3,104
6.550% due 10/15/37	2,010	2,049
Credit Agricole SA (Ê)(Þ)
5.053% due 05/28/09	2,000	2,002
5.103% due 05/28/10	2,300	2,301
Deutsche ALT-A Securities NIM Trust (Å)
Series 2007-AHM Class N1 6.750% due 02/25/47	696	678
Deutsche Bank AG (Ñ) 6.000% due 09/01/17	4,700	4,997
Deutsche Telekom International Finance BV
5.064% due 03/23/09 (Ê)	6,400	6,359
5.375% due 03/23/11	475	486
8.250% due 06/15/30	1,600	1,982
DNB Nor Bank ASA (Ê)(Þ) 4.447% due 10/13/09	7,100	7,116
DP World, Ltd. (Þ) 6.850% due 07/02/37	1,950	1,748
Egypt Government AID Bonds 4.450% due 09/15/15	2,950	3,080
EnCana Corp. 6.500% due 02/01/38	3,275	3,380

Multistrategy Bond Fund	75

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Endurance Specialty Holdings, Ltd. (Ñ)
6.150% due 10/15/15	500	506
7.000% due 07/15/34	1,500	1,423
Export-Import Bank of China (Þ) 4.875% due 07/21/15	1,725	1,717
Export-Import Bank of Korea
5.214% due 06/01/09 (Ê)	2,800	2,807
5.125% due 02/14/11	2,555	2,619
5.500% due 10/17/12	1,230	1,272
FBG Finance, Ltd. (Å) 5.125% due 06/15/15	585	583
Federative Republic of Brazil (Ñ) 6.000% due 01/17/17	5,400	5,508
FMG Finance Pty, Ltd.
10.625% due 09/01/16 (Þ)	7,660	8,694
Series REGS
10.625% due 09/01/16	740	825
France Telecom SA 8.500% due 03/01/31	1,295	1,650
Galaxy Entertainment Finance Co., Ltd. (Þ)
9.875% due 12/15/12	3,780	3,874
Gaz Capital for Gazprom (Å) 6.212% due 11/22/16	2,155	2,101
Harborview NIM Corp. (Å)
Series 2006-9A Class N1
6.409% due 11/19/36	105	105
Series 2007-14 Class N1
6.409% due 03/19/38	375	374
Series 2007-1A Class N1
6.409% due 03/19/37	481	479
HBOS PLC (ƒ)(Þ) 5.920% due 09/29/49	1,100	952
HSBC Holdings PLC
6.500% due 05/02/36	1,580	1,554
6.500% due 09/15/37	1,000	979
Husky Oil Co. 8.900% due 08/15/28	1,700	1,724
Inco, Ltd. 5.700% due 10/15/15	1,050	1,072
Independencia International, Ltd. Series REGS 9.875% due 01/31/17	2,726	2,541
Intelsat Bermuda, Ltd.
10.829% due 06/15/13 (Ê)	1,000	1,022
7.581% due 01/15/15 (Ê)	1,535	1,535
Series WI
11.250% due 06/15/16	3,410	3,410

	Principal Amount ($) or Shares	Market Value $
Intelsat Subsidiary Holding Co., Ltd.
8.625% due 01/15/15	3,285	3,273
Intergen NV (Þ) 9.000% due 06/30/17	2,255	2,351
Invesco, Ltd.
4.500% due 12/15/09	3,157	3,169
5.625% due 04/17/12	3,345	3,383
5.375% due 02/27/13 (Ñ)	1,600	1,584
Ispat Inland ULC 9.750% due 04/01/14	7,911	8,580
Korea Development Bank (Ê) 4.843% due 04/03/10	8,900	8,894
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	400	398
Kreditanstalt fuer Wiederaufbau Series GMTN 4.500% due 09/21/09	59,300	60,971
Landsbanki Islands HF (ƒ)(Þ) 7.431% due 12/31/49	3,785	3,151
LG Electronics, Inc. (Å) 5.000% due 06/17/10	390	388
Lukoil International Finance BV (Þ)
6.356% due 06/07/17	4,055	3,862
Marathon Oil Canada Corp. 8.375% due 05/01/12	3,240	3,678
Millicom International Cellular SA
10.000% due 12/01/13	2,220	2,337
Mizuho Financial Group Cayman, Ltd.
5.790% due 04/15/14 (Þ)	1,150	1,179
Series REGS
5.790% due 04/15/14	185	199
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	3,760	3,738
MUFG Capital Finance 1, Ltd. (ƒ)
6.346% due 07/25/99	3,625	3,456
Nexen, Inc. 6.400% due 05/15/37	1,435	1,388
Nippon Life Insurance (Þ) 4.875% due 08/09/10	2,685	2,754
Norske Skogindustrier ASA (Þ) 7.125% due 10/15/33	3,090	2,617
Peruvian Government International Bond (Ñ)
8.375% due 05/03/16	1,995	2,378
Petrobras International Finance Co.
5.875% due 03/01/18	1,650	1,654
8.375% due 12/10/18 (Ñ)	2,680	3,203
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	151	150

76	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Province of Quebec Canada (Ñ) Series PJ 6.125% due 01/22/11	4,080	4,413
PSB Finance SA for Promsvyazbank
9.625% due 05/23/12	900	822
Quebecor World Capital Corp. (Ø)(Ñ)
Interest Only STRIP
6.125% due 11/15/13	1,565	673
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ)
5.298% due 09/30/20	2,295	2,236
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ)
5.832% due 09/30/16	2,530	2,515
5.838% due 09/30/27	4,005	3,745
Reliance Industries, Ltd. (Þ) 10.250% due 01/15/97	750	1,020
Resix Finance, Ltd. Credit-Linked Notes (Ê)(Å)
Series 2003-D Class B7 10.161% due 12/10/35	2,211	1,570
Resona Bank, Ltd.
5.850% due 09/29/49 (ƒ)(Þ)	8,005	7,398
Series REGS (ƒ)
5.850% due 09/29/49	535	491
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Å)
7.191% due 12/29/49	15,905	15,778
Rogers Wireless, Inc. 6.375% due 03/01/14	4,410	4,598
Royal Bank of Scotland Group PLC
7.640% due 03/31/43 (ƒ)	2,100	2,151
6.990% due 10/29/49 (ƒ)(Å)	5,625	5,626
Series 1 (ƒ)
9.118% due 03/31/49	4,025	4,360
RSHB Capital SA for OJSC Russian Agricultural Bank
6.875% due 11/29/10	1,450	1,475
Russia Government International Bond
7.500% due 03/31/30 (Þ)	3,468	3,997
Series REGS
7.500% due 03/31/30	1,129	1,297
Santander Perpetual SA Unipersonal (ƒ)(Þ)
6.671% due 10/29/49	2,700	2,736
Santander US Debt SA Unipersonal (Ê)(Þ)
5.201% due 11/20/09	2,800	2,769
Sappi Papier Holding AG (Þ) 6.750% due 06/15/12	1,495	1,478

	Principal Amount ($) or Shares	Market Value $
Shinsei Finance II (ƒ)(Þ) 7.160% due 07/25/49	1,270	1,042
Siemens Financieringsmaatschappij NV (Ê)(Þ)
4.920% due 08/14/09	1,500	1,501
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Å)
6.078% due 01/29/49	1,000	925
Stora Enso OYJ (Þ) 7.250% due 04/15/36	1,595	1,575
Sumitomo Mitsui Banking Corp. (ƒ)(Þ)
5.625% due 07/29/49	655	619
Systems 2001 AT LLC
7.156% due 12/15/11 (Þ)(Å)	324	345
6.664% due 09/15/13 (Å)	349	362
Telecom Italia Capital SA
4.000% due 01/15/10	3,276	3,239
4.875% due 10/01/10	950	962
4.561% due 07/18/11 (Ê)	1,100	1,055
6.200% due 07/18/11	3,530	3,679
5.250% due 10/01/15	1,260	1,231
6.000% due 09/30/34	1,050	984
7.200% due 07/18/36	1,150	1,215
Telefonica Emisiones SAU
5.226% due 06/19/09 (Ê)	1,000	991
5.984% due 06/20/11	1,230	1,278
6.421% due 06/20/16	960	1,023
6.221% due 07/03/17	955	1,002
Telefonica Europe BV 8.250% due 09/15/30	1,400	1,716
TMK Capital SA for OAO TMK 8.500% due 09/29/09	1,100	1,119
TNK-BP Finance SA (Å)
6.125% due 03/20/12 (Þ)	400	387
7.500% due 03/13/13 (Þ)	5,195	5,221
7.875% due 03/13/18	8,095	8,014
Transocean, Inc.
6.000% due 03/15/18	5,560	5,701
6.800% due 03/15/38	1,975	2,055
Tristan Oil, Ltd.
10.500% due 01/01/12 (Þ)	700	658
Series REGS
10.500% due 01/01/12	1,035	976
True Move Co., Ltd. (Þ) 10.375% due 08/01/14	1,930	1,814
Tyco Electronics Group SA (Þ)
6.000% due 10/01/12	6,310	6,620
6.550% due 10/01/17	3,035	3,193
7.125% due 10/01/37	2,090	2,211

Multistrategy Bond Fund	77

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tyco International Group SA 6.750% due 02/15/11	2,260	2,394
UBS AG Series DPNT 5.875% due 12/20/17	3,900	4,094
UFJ Finance Aruba AEC (Ñ) 6.750% due 07/15/13	220	243
Vale Overseas, Ltd.
6.250% due 01/11/16	460	457
6.250% due 01/23/17	3,370	3,316
6.875% due 11/21/36	200	185
Vedanta Resources PLC (Þ) 6.625% due 02/22/10	3,065	3,034
Vodafone Group PLC 6.150% due 02/27/37	1,540	1,509
VTB Capital SA (Ê)(Þ) Series 144a 6.660% due 11/02/09	2,100	2,109
Westfield Capital Corp., Ltd./WT Finance Aust Pty Ltd/WEA Finance LLC (Þ)
5.125% due 11/15/14	700	653
Westfield Group (Þ) 5.400% due 10/01/12	827	835
White Mountains Re Group, Ltd. (ƒ)(Þ)
7.506% due 05/29/49	10,975	9,989
XL Capital, Ltd. (ƒ)(Ñ) Series E 6.500% due 12/31/49	11,195	8,842
Xstrata Canada Corp.
7.250% due 07/15/12	275	305
6.000% due 10/15/15	2,860	2,892
Xstrata Finance Dubai, Ltd. (Ê)(Þ)
5.229% due 11/13/09	885	883

		476,478

Loan Agreements - 1.0%
Adam Aircraft Industries, Term Loan
11.860% due 05/01/12	1,100	880
ALLTEL Holding Corp., Term Loan
10.500% due 07/17/13	2,035	1,970
Avis Budget Holdings, Term Loan
6.210% due 04/19/12	672	624
AWAS, First Lien Term Loan 11.250% due 03/21/13	203	182
AWAS, Second Lien Term Loan 10.938% due 03/21/13	568	508

	Principal Amount ($) or Shares	Market Value $
Coffeyville Resources, LLC, Letter of Credit
7.979% due 12/28/13	97	91
Coffeyville Resources, LLC, Tranche D Term Loan
7.479% due 12/28/13	316	297
8.250% due 12/28/13	1	1
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan
11.500% due 07/01/13	4,425	3,363
Douglas Dynamics, LLC, Term Loan
7.448% due 05/21/13	1,886	1,754
Texas Competitive Electronic Holdings Company, LLC, Term Loan B2
8.369% due 10/10/14	2,748	2,499
8.550% due 10/10/14	4,130	3,761
First Data Corp., Term Loan B1
7.580% due 09/24/14	357	323
7.634% due 09/24/14	4,820	4,363
Flextronics International, Ltd., Delayed Draw Term Loan A
7.455% due 10/15/14	471	459
Flextronics International, Ltd., Term Loan A
7.394% due 10/01/14	1,539	1,487
7.395% due 10/03/14	100	96
Ford Motor Co., Term Loan B 8.000% due 12/15/13	8,467	7,381
General Motors Corp., Term Loan B
7.056% due 11/01/13	3,693	3,352
7.056% due 11/29/13	1,350	1,226
Georgia-Pacific Corp., First Lien Term Loan
6.831% due 12/20/12	252	232
Georgia-Pacific Corp., Term Loan B
6.580% due 12/20/12	465	429
Georgia-Pacific Corp., Term Loan B2
6.896% due 12/20/12	3,263	3,007
HCA, Inc., Term Loan B
7.080% due 11/16/13	200	183
7.080% due 12/30/13	4,584	4,217
Healthsouth Corp., Term Loan B
6.920% due 03/10/13	2,233	2,102
5.780% due 03/13/13	200	188
Hexion Specialty Chemicals, Term Loan C1
7.000% due 05/05/13	407	379

78	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hexion Specialty Chemicals, Term Loan C2
7.125% due 05/05/13	88	82
Idearc, Inc., Term Loan B 6.830% due 11/17/14	2,582	2,344
Landsource Communities Development LLC, Term Loan B
7.765% due 02/19/13	9	7
Realogy Corp., Letter of Credit
7.450% due 04/10/13	296	238
Realogy Corp., Term Loan
7.505% due 04/10/13	1,099	883
Stallion Oilfield Services, Inc., Term Loan
9.040% due 06/12/13	4,500	3,960
Starbound Reinsurance, Ltd., Term B II Loan
8.090% due 08/20/09	5,235	5,235
Talecris Biotherapeutics, Inc., Second Lien Term Loan
11.380% due 12/06/14	800	789
Travelport Holdings, Ltd., Dollar Loan
11.830% due 03/01/13	1,525	1,387
United Airlines, Inc., Term Loan B
6.000% due 02/01/14	369	330
7.125% due 02/01/14	849	759
Univision Communications, Inc., Term Loan B
5.494% due 09/15/14	1,727	1,410
5.521% due 09/15/14	49	40
USI Holdings Corp., Tranche B Term Loan
7.580% due 05/04/14	697	641
Visteon Corp., Term Loan 7.200% due 06/13/13	2,200	1,829
Windstream Corp., Term Loan B
5.500% due 07/17/13	291	282
Zuffa, Term Loan B 6.938% due 06/28/12	3,132	2,506

		68,076

Mortgage-Backed Securities - 67.3%
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2 3.676% due 07/25/34	233	215
Series 2006-2 Class A2 3.466% due 09/25/36	2,680	2,605

	Principal Amount ($) or Shares	Market Value $
Adjustable Rate Mortgage Trust
Series 2004-5 Class 2A1
4.990% due 04/25/35	1,369	1,322
Series 2005-1 Class 5A2 (Ê)
3.706% due 05/25/35	747	697
Series 2005-3 Class 8A2 (Ê)
3.616% due 07/25/35	1,449	1,416
American Home Mortgage Assets (Ê)
Series 2007-1 Class A1
5.488% due 02/25/47	3,504	3,252
Series 2007-2 Class A1
3.501% due 03/25/47	4,069	3,749
American Home Mortgage Investment Trust (Ê)
Series 2004-1 Class 1A
3.726% due 04/25/44	227	227
Series 2004-4 Class 4A
4.390% due 02/25/45	995	976
Series 2005-2 Class 1A1
3.676% due 09/25/45	5,314	4,936
Series 2005-2 Class 5A2
3.526% due 09/25/35	143	143
Series 2005-4 Class 1A1
3.666% due 11/25/45	1,193	1,129
Series 2007-1 Class GA1C
3.566% due 05/25/47	5,901	5,492
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
7.239% due 02/25/33	655	505
Series 2004-R8 Class A5
3.746% due 09/25/34	317	314
Series 2004-R10 Class A5
3.766% due 11/25/34	3	2
Series 2005-R3 Class A1A
3.576% due 05/25/35	7,414	7,308
Series 2005-R5 Class A2B
3.606% due 07/25/35	1,230	1,223
Series 2005-R6 Class A2
3.576% due 08/25/35	11,775	10,924
Series 2005-R7 Class A2C
3.636% due 09/25/35	1,918	1,879
Series 2006-R1 Class A2C
3.566% due 08/01/16	820	761
Banc of America Alternative Loan Trust
Series 2003-1 Class A2
5.500% due 02/25/33	1,069	1,072

Multistrategy Bond Fund	79

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-2 Class CB2 (Ê)
3.876% due 04/25/33	703	691
Series 2003-10 Class 2A1
6.000% due 12/25/33	520	526
Series 2003-10 Class 2A2 (Ê)
3.826% due 12/25/33	1,659	1,623
Series 2004-2 Class 1A1
6.000% due 03/25/34	1,212	1,227
Series 2004-10 Class 1CB1
6.000% due 11/25/34	352	353
Series 2004-11 Class 1CB1
6.000% due 12/25/34	406	412
Series 2005-1 Class 2A1
5.500% due 02/25/20	3,133	3,187
Series 2005-3 Class 2A1
5.500% due 04/25/20	514	523
Series 2005-5 Class 2CB1
6.000% due 06/25/35	617	625
Series 2005-6 Class 7A1
5.500% due 07/25/20	682	687
Series 2005-9 Class 5A1
5.500% due 10/25/20	977	994
Series 2006-5 Class CB17
6.000% due 06/25/36	2,333	2,317
Series 2006-6 Class CB6
6.000% due 07/25/46	2,048	2,064
Banc of America Commercial Mortgage, Inc.
Series 2003-1 Class SBB (Å)
5.860% due 03/11/32	93	102
Series 2003-1 Class SBC (Å)
5.790% due 03/11/32	395	433
Series 2003-1 Class SBE (Å)
5.183% due 03/11/32	1,266	1,438
Series 2004-3 Class A3
4.875% due 06/10/39	1,760	1,763
Series 2004-4 Class A3
4.128% due 07/10/42	6,757	6,705
Series 2005-2 Class A3
4.611% due 07/10/43	77	76
Series 2005-2 Class A4
4.783% due 07/10/43	3,125	3,071
Series 2005-3 Class A2
4.501% due 07/10/43	1,720	1,699
Series 2005-5 Class A4
5.115% due 10/10/45	6,255	6,264
Series 2005-6 Class A4
5.353% due 09/10/47	14,500	14,696

	Principal Amount ($) or Shares	Market Value $
Series 2006-1 Class A4
5.372% due 09/10/45	2,520	2,476
Series 2006-3 Class A4
5.889% due 07/10/44	175	179
Series 2007-1 Class A4
5.451% due 01/15/49	1,200	1,182
Series 2007-2 Class A2
5.634% due 04/10/49	3,540	3,553
Banc of America Funding Corp.
Series 2004-2 Class 3A11
5.250% due 09/20/34	1,918	1,919
Series 2005-5 Class 1A11
5.500% due 09/25/35	922	907
Series 2005-8 Class 1A1
5.500% due 01/25/36	1,154	1,160
Series 2005-D Class A1 (Ê)
4.112% due 05/25/35	1,346	1,316
Series 2005-F Class 1A2 (Ê)
4.284% due 09/20/35	305	285
Series 2006-3 Class 5A8
5.500% due 03/25/36	3,710	3,622
Series 2006-A Class 3A2
5.879% due 02/20/36	1,404	1,333
Series 2006-A Class 4A1 (Ê)
5.565% due 02/20/36	3,812	3,855
Series 2006-F Class 1A2 (Ê)
5.175% due 07/20/36	369	369
Series 2006-H Class 4A4
6.189% due 09/20/46	1,428	1,418
Series 2006-J Class 4A1
6.143% due 01/20/47	1,151	1,126
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
3.826% due 12/25/33	4,134	4,106
Series 2003-D Class 1A2 (Ê)
7.281% due 05/25/33	2	2
Series 2003-I Class 2A5 (Ê)
4.148% due 10/25/33	1,283	1,275
Series 2004-1 Class 5A1
6.500% due 09/25/33	77	79
Series 2004-2 Class 1A9 (Ê)
3.826% due 03/25/34	2,544	2,528
Series 2004-11 Class 2A1
5.750% due 01/25/35	3,064	3,083
Series 2004-D Class 1A1 (Ê)
5.614% due 05/25/34	143	142
Series 2004-F Class 1A1 (Ê)
5.658% due 07/25/34	1,937	1,911

80	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-L Class 2A1 (Ê)
4.371% due 01/25/35	1,991	2,007
Series 2005-9 Class 2A1
4.750% due 10/25/20	1,067	1,066
Series 2005-G Class 2A1 (Ê)
4.923% due 08/25/35	1,884	1,893
Series 2005-H Class 2A5 (Ê)
4.803% due 09/25/35	2,700	2,708
Series 2005-I Class 2A2 (Ê)
4.866% due 10/25/35	3,735	3,781
Series 2005-I Class 4A1 (Ê)
5.265% due 10/25/35	1,780	1,803
Series 2005-L Class 3A1 (Ê)
5.464% due 01/25/36	1,778	1,793
Series 2006-2 Class A12
6.000% due 07/25/36	1,650	1,664
Series 2006-2 Class A15
6.000% due 07/25/36	2,838	2,892
Series 2006-B Class 1A1 (Ê)
6.158% due 11/20/36	1,635	1,630
Series 2007-3 Class 1A1
6.000% due 09/25/37	19,146	19,283
Bayview Financial Acquisition Trust (Ê)
Series 2006-C Class 2A1 3.395% due 11/28/36	697	689
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A2
6.752% due 02/25/33	23	23
Series 2003-1 Class 6A1
5.033% due 04/25/33	116	118
Series 2003-8 Class 4A1
4.620% due 01/25/34	473	450
Series 2004-1 Class 21A1
4.457% due 04/25/34	2,159	2,168
Series 2004-3 Class 1A1 (Ê)
5.688% due 07/25/34	1,628	1,619
Series 2004-8 Class 2A1
5.072% due 11/25/34	3,761	3,810
Series 2004-10 Class 22A1
4.957% due 01/25/35	1,637	1,655
Series 2005-2 Class A1 (Ê)
4.125% due 03/25/35	17,486	17,487
Series 2005-2 Class A2 (Ê)
4.125% due 03/25/35	965	962
Series 2005-3 Class 2A1
5.072% due 06/25/35	5,158	5,195
Series 2005-10 Class A1 (Ê)
4.750% due 10/25/35	3,041	3,037

	Principal Amount ($) or Shares	Market Value $
Series 2007-1 Class 3A2
5.762% due 02/25/47	3,245	3,235
Series 2007-3 Class 1A1
5.480% due 05/25/47	6,882	6,936
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.368% due 05/25/35	1,837	1,810
Series 2005-5 Class 21A1
4.782% due 06/25/35	4,544	4,455
Series 2005-7 Class 22A1
5.508% due 09/25/35	733	676
Series 2005-8 Class 11A1 (Ê)
3.646% due 10/25/35	3,140	3,058
Series 2006-3 Class 33A1 (Ê)
6.158% due 05/25/36	1,473	1,464
Series 2006-3 Class 34A1
6.167% due 05/25/36	2,918	2,905
Bear Stearns Alt-A Trust II
Series 2007-1 Class 1A1 6.271% due 09/25/47	11,332	11,484
Bear Stearns Asset Backed Securities Trust
Series 2005-AC8 Class A5 5.500% due 11/25/35	1,081	1,098
Bear Stearns Commercial Mortgage Securities
Series 2005-PW1 Class A4
5.405% due 12/11/40	3,500	3,576
Series 2006-PW1 Class A4
5.201% due 12/11/38	11,000	10,684
Series 2007-PW1 Class A4
5.902% due 06/11/40	2,600	2,619
5.694% due 06/11/50	2,600	2,596
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR2 Class 1A1
3.576% due 09/25/36	8,922	8,336
Series 2006-AR2 Class 2A1
3.606% due 10/25/36	2,205	2,074
Series 2006-AR3 Class 1A1
3.556% due 03/25/36	2,105	1,958
Series 2006-AR4 Class A1
3.586% due 12/25/36	2,559	2,408
Series 2006-AR5 Class 1A1
3.536% due 12/25/46	5,571	5,282
Series 2007-AR2 Class A1
3.546% due 03/25/37	2,643	2,483
Series 2007-AR3 Class 1A1
3.516% due 03/25/37	4,025	3,757

Multistrategy Bond Fund	81

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
5.680% due 01/26/36	2,626	2,559
Series 2007-R6 Class 2A1
5.782% due 12/26/46	1,515	1,448
Series 2007-R7 Class A1 (Ê)(Þ)
3.485% due 01/25/37	4,675	4,545
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	1,680	1,673
Series 2006-S4 Class A3
6.000% due 12/25/36	2,856	2,905
Series 2006-S4 Class A4
6.000% due 12/25/36	1,525	1,547
Series 2007-A1 Class 1A3
4.356% due 02/25/37	2,483	2,454
Series 2007-A1 Class 4A1
4.475% due 02/25/37	836	826
Series 2007-A1 Class 5A1
4.170% due 02/25/37	1,811	1,759
Series 2007-A1 Class 8A1
4.241% due 02/25/37	6,089	6,098
Citicorp Mortgage Securities, Inc.
Series 2006-3 Class 1A6
6.000% due 06/25/36	1,069	1,035
Series 2006-3 Class 1A9
5.750% due 06/25/36	1,650	1,623
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	317	318
Series 2006-WFH Class A2 (Ê)
3.476% due 10/25/36	6,300	5,985
Series 2007-AR8 Class 2A1A
5.925% due 08/25/37	3,058	3,128
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.400% due 07/15/44	5,660	5,726
Series 2006-CD3 Class A5
5.617% due 10/15/48	2,605	2,608
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	1,724	1,732
Series 2007-A1 Class 1A5
6.000% due 01/25/37	2,829	2,820
Commercial Mortgage Pass Through Certificates
Series 2001-J1A Class A2 (Þ)
6.457% due 02/16/34	655	677

	Principal Amount ($) or Shares	Market Value $
Series 2006-C7 Class A2
5.690% due 06/10/46	825	834
Series 2007-C9 Class A4
6.010% due 12/10/49	1,022	1,036
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A4 (Ê)
3.776% due 03/25/34	745	732
Series 2004-28C Class 6A1
6.000% due 01/25/35	554	549
Series 2004-J7 Class 1A2
4.673% due 08/25/34	98	98
Series 2004-J8 Class 1A1
7.000% due 09/25/34	532	553
Series 2005-1CB Class 2A2
5.500% due 03/25/35	1,655	1,614
Series 2005-16 Class A1 (Ê)
6.433% due 06/25/35	2,749	2,611
Series 2005-32T Class A7 (Ê)
3.626% due 08/25/35	1,951	1,926
Series 2005-38 Class A1 (Ê)
6.288% due 09/25/35	1,131	1,088
Series 2005-38 Class A3 (Ê)
3.726% due 09/25/35	1,508	1,419
Series 2005-51 Class 1A1 (Ê)
4.254% due 11/20/35	1,859	1,754
Series 2005-56 Class 2A2 (Ê)
6.828% due 11/25/35	1,153	1,125
Series 2005-56 Class 3A1 (Ê)
3.666% due 11/25/35	541	513
Series 2005-56 Class 4A1 (Ê)
3.686% due 11/25/35	1,279	1,212
Series 2005-58 Class A2 (Ê)
4.324% due 12/20/35	1,367	1,246
Series 2005-59 Class 1A1 (Ê)
4.644% due 11/20/35	2,995	2,784
Series 2005-59 Class 1A2B (Ê)
5.208% due 11/20/35	428	414
Series 2005-62 Class 1A1 (Ê)
3.676% due 12/25/35	2,049	1,887
Series 2005-63 Class 3A1
5.890% due 11/25/35	1,399	1,387
Series 2005-63 Class 5A1 (Ê)
5.319% due 12/25/35	3,676	3,712
Series 2005-85C Class 2A2
5.500% due 02/25/36	93	93
Series 2005-J8 Class 1A3
5.500% due 07/25/35	2,265	2,225
Series 2005-J11 Class 1A10
5.000% due 09/25/35	1,588	1,583

82	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-J13 Class 2A3
5.500% due 11/25/35	1,131	1,116
Series 2006-9T1 Class A7
6.000% due 05/25/36	1,162	1,161
Series 2006-43C Class 1A7
6.000% due 02/25/37	3,528	3,535
Series 2006-J2 Class A3
6.000% due 04/25/36	1,747	1,745
Series 2006-OA1 Class 4A1 (Ê)
3.566% due 08/25/46	2,711	2,554
Series 2006-OA1 Class A1 (Ê)
4.114% due 02/20/47	3,430	3,129
Series 2006-OA2 Class A1 (Ê)
3.536% due 02/25/47	3,158	2,890
Series 2006-OA6 Class 1A3 (Ê)
3.646% due 07/25/46	1,128	1,021
Series 2007-J2 Class 2A1
6.000% due 07/25/37	3,554	3,615
Series 2007-OA1 Class A1A (Ê)
6.168% due 04/25/43	4,938	4,505
Series 2007-OA4 Class A1 (Ê)
3.546% due 05/25/47	4,795	4,481
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê)
3.876% due 05/25/18	2,277	2,269
Series 2003-20 Class 1A9
5.500% due 07/25/33	1,712	1,720
Series 2003-42 Class M (Ê)
4.341% due 10/25/33	859	856
Series 2003-52 Class A1
4.503% due 02/19/34	3,509	3,447
Series 2003-56 Class 3A5
4.150% due 12/25/33	135	135
Series 2004-12 Class 1M
5.086% due 08/25/34	336	314
Series 2004-16 Class 1A1 (Ê)
3.776% due 09/25/34	1,409	1,381
Series 2004-22 Class A3
4.801% due 11/25/34	2,369	2,342
Series 2004-HYB Class 1A1
4.730% due 02/20/35	4,263	4,216
Series 2004-HYB Class A2
4.555% due 11/20/34	1,795	1,737
Series 2004-J9 Class 2A1
5.250% due 01/25/35	1,754	1,756
Series 2005-1 Class 2A1 (Ê)
3.666% due 03/25/35	1,073	1,011

	Principal Amount ($) or Shares	Market Value $
Series 2005-3 Class 1A3 (Ê)
3.616% due 04/25/35	31	31
Series 2005-8R Class A4
6.000% due 10/25/34	1,525	1,550
Series 2005-23 Class A1
5.500% due 11/25/35	3,048	3,042
Series 2005-29 Class A1
5.750% due 12/25/35	1,743	1,736
Series 2005-HYB Class 2A1
4.900% due 08/20/35	6,917	6,424
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	368	365
Series 2005-HYB Class 4A1
5.616% due 12/20/35	2,457	2,423
Series 2006-1 Class A2
6.000% due 03/25/36	954	952
Series 2006-1 Class A3
6.000% due 03/25/36	336	333
Series 2006-13 Class 1A23
6.250% due 09/25/36	551	560
Series 2006-15 Class A3
6.250% due 10/25/36	1,207	1,241
Series 2006-20 Class B1
6.000% due 02/25/37	993	427
Series 2006-HYB Class 3A1A
6.094% due 05/20/36	1,538	1,626
Series 2006-J4 Class A2
6.250% due 09/25/36	991	1,005
Series 2006-J4 Class A10
6.250% due 09/25/36	527	506
Series 2006-OA5 Class 2A1 (Ê)
3.576% due 04/25/46	3,815	3,531
Series 2006-R2 Class AF1 (Ê)(Þ)
3.796% due 08/25/36	3,557	3,424
Series 2007-18 Class 2A1
6.500% due 09/25/37	3,600	3,688
Series 2007-HY1 Class 1A2
5.694% due 04/25/37	1,098	1,079
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	852	859
Series 2001-CKN Class A4
5.435% due 09/15/34	7,927	8,019
Series 2001-SPG Class A2 (Þ)
6.515% due 08/13/18	800	839
Series 2002-30 Class DB1
7.376% due 11/25/32	639	666

Multistrategy Bond Fund	83

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-29 Class 5A1
7.000% due 12/25/33	107	109
Series 2004-1 Class 3A1
7.000% due 02/25/34	46	48
Series 2004-C1 Class A3
4.321% due 01/15/37	2,780	2,742
Series 2005-9 Class 2A1
5.500% due 10/25/35	5,731	5,634
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AAB
5.681% due 02/15/39	1,480	1,478
Series 2006-C4 Class A3
5.467% due 09/15/39	3,350	3,317
Series 2007-C1 Class AAB
5.336% due 02/15/40	4,500	4,392
Series 2007-C3 Class A4
5.913% due 06/15/39	2,600	2,618
Series 2007-C3 Class AAB
5.913% due 06/15/39	4,650	4,620
Crown Castle Towers LLC (Þ)
Series 2005-1A Class AFL (Ê)
4.616% due 06/15/35	6,685	6,602
Series 2005-1A Class C
5.074% due 06/15/35	591	614
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3 4.997% due 08/25/35	3,735	3,513
DLJ Commercial Mortgage Corp.
Series 1999-CG1 Class S
Interest Only STRIP
1.027% due 03/10/32	17,569	175
Series 1999-CG3 Class A3
7.730% due 10/10/32	1,020	1,067
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
7.049% due 07/19/44	515	524
Series 2006-AR1 Class 2A1A (Ê)
5.602% due 04/19/47	1,684	1,611
Fannie Mae
7.000% due 2009	5	5
5.400% due 2012	2,133	2,226
5.500% due 2013	14	14
5.000% due 2014	36	36
5.500% due 2014	40	41
6.500% due 2015	14	15
5.000% due 2016	359	366

	Principal Amount ($) or Shares	Market Value $
5.500% due 2016	72	73
6.000% due 2016	778	810
11.000% due 2016	80	93
5.000% due 2017	6,621	6,735
5.500% due 2017	519	534
6.000% due 2017	503	520
6.500% due 2017	794	829
8.000% due 2017	36	37
4.000% due 2018	4,825	4,768
4.500% due 2018	24,360	24,449
5.000% due 2018	25,037	25,434
5.500% due 2018	434	445
6.500% due 2018	248	260
4.500% due 2019	923	926
5.000% due 2019	15,455	15,699
5.500% due 2019	186	190
6.000% due 2019	4,829	5,002
6.500% due 2019	114	119
4.500% due 2020	1,860	1,866
5.000% due 2020	7,074	7,181
5.500% due 2020	1,179	1,210
6.000% due 2020	6,066	6,282
6.500% due 2020	49	51
8.000% due 2020	5	6
5.000% due 2021	7,335	7,437
5.500% due 2021	3,288	3,368
5.000% due 2022	948	961
5.500% due 2022	43,591	44,656
6.500% due 2022	66	69
5.500% due 2023	1,991	2,040
6.500% due 2024	1,671	1,745
7.500% due 2024	9	10
8.000% due 2024	77	83
6.500% due 2025	850	887
7.000% due 2025	2	3
7.000% due 2026	241	257
7.100% due 2026 (Ê)	199	204
9.000% due 2026	33	36
6.000% due 2027	6,301	6,484
7.000% due 2027	7	8
7.500% due 2027	8	9
6.500% due 2028	325	341
7.000% due 2028	420	448
6.500% due 2029	715	750
7.000% due 2029	1,950	2,084
7.500% due 2029	51	56
6.500% due 2030	188	197
7.000% due 2030	748	799
7.500% due 2030	343	368

84	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

8.000% due 2030	428	465
8.500% due 2030	611	675
9.500% due 2030	77	86
6.500% due 2031	613	638
7.000% due 2031	1,536	1,639
7.500% due 2031	438	473
8.000% due 2031	546	591
8.500% due 2031	310	342
6.000% due 2032	3,884	4,001
6.500% due 2032	1,859	1,943
7.000% due 2032	5,292	5,636
7.500% due 2032	261	281
8.000% due 2032	2	3
8.500% due 2032	48	53
3.700% due 2033 (Ê)	29	30
3.900% due 2033 (Ê)	1,901	1,927
4.000% due 2033 (Ê)	28	28
4.500% due 2033 (Ê)	119	120
4.700% due 2033 (Ê)	1,300	1,317
5.000% due 2033	3,451	3,444
5.200% due 2033 (Ê)	971	992
5.500% due 2033	11,800	11,979
6.000% due 2033	852	877
6.500% due 2033	1,194	1,246
7.000% due 2033	561	597
4.500% due 2034 (Ê)	3,221	3,224
4.900% due 2034 (Ê)	355	358
5.000% due 2034	9,250	9,226
5.500% due 2034	53,955	54,759
6.000% due 2034	2,428	2,495
6.300% due 2034 (Ê)	3,028	3,076
6.500% due 2034	1,441	1,500
6.600% due 2034 (Ê)	1,494	1,511
7.000% due 2034	305	325
7.500% due 2034	158	170
4.200% due 2035 (Ê)	7,151	7,170
4.500% due 2035 (Ê)	5,592	5,603
4.700% due 2035 (Ê)	3,581	3,601
4.800% due 2035 (Ê)	3,989	4,059
4.900% due 2035 (Ê)	2,030	2,031
5.000% due 2035	6,648	6,624
5.500% due 2035	112,308	113,889
6.000% due 2035	2,875	2,954
6.500% due 2035	108	113
7.000% due 2035	772	817
7.500% due 2035	963	1,041
5.000% due 2036	27,642	27,543
5.500% due 2036	28,651	29,009
6.000% due 2036	41,302	42,361

	Principal Amount ($) or Shares	Market Value $
6.500% due 2036	13,674	14,199
7.000% due 2036	942	993
5.000% due 2037 (Ê)	2,967	2,986
5.000% due 2037	4,326	4,308
5.200% due 2037 (Ê)	3,275	3,315
5.500% due 2037 (Ê)	3,986	4,088
5.500% due 2037	88,317	89,456
5.600% due 2037 (Ê)	4,427	4,540
6.000% due 2037 (Ê)	3,753	3,856
6.000% due 2037	139,365	143,026
6.500% due 2037	127,192	131,932
7.000% due 2037	63,843	67,210
7.500% due 2037	13,309	14,109
5.000% due 2038	5,000	4,980
5.500% due 2038	3,500	3,548
6.000% due 2038	1,992	2,044
6.200% due 2040 (Ê)	467	470
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/01/26	37	9
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/01/30	40	9
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 08/01/31	83	18
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/01/32	26	5
Series 2003-337 Class 1
Principal Only STRIP
Zero coupon due 07/01/33	20	15
Series 2003-339 Class 23
Interest Only STRIP
5.000% due 07/01/18	1,878	248
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	2,827	569
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	8,742	1,212
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	9,763	1,353
Series 2004-353 Class 2
Interest Only STRIP
5.000% due 08/01/34	6,850	1,544

Multistrategy Bond Fund	85

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	1,670	227
Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	2,841	402
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	12,647	2,424
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	2,366	468
Series 2006-370 Class 2
Interest Only STRIP
6.000% due 05/25/36	8,251	1,398
Series 2006-372 Class 2
Interest Only STRIP
6.000% due 08/01/36	6,697	1,124
15 Year TBA (Ï)
4.500%	11,065	11,086
5.000%	17,765	18,003
5.500%	12,790	13,098
6.000%	20,670	21,361
30 Year TBA (Ï)
5.000%	51,715	51,427
5.500%	390,705	395,799
6.000%	382,752	392,680
6.500%	266,530	276,306
7.000%	210,720	221,783
7.500%	16,000	16,960
Fannie Mae Grantor Trust
Series 1999-T2 Class A1
7.500% due 01/19/39	33	35
Series 2001-T8 Class A2
9.500% due 07/25/41	186	206
Series 2003-T4 Class 2A5
5.407% due 09/26/33	1,004	1,031
Fannie Mae REMICS
Series 1992-10 Class ZD
8.000% due 11/25/21	100	100
Series 1996-46 Class ZA
7.500% due 11/25/26	253	270
Series 1997-68 Class SC (Ê)
Interest Only STRIP
4.500% due 05/18/27	98	10
Series 1999-56 Class Z
7.000% due 12/18/29	1,093	1,157

	Principal Amount ($) or Shares	Market Value $
Series 2001-4 Class SA (Ê)
Interest Only STRIP
3.528% due 02/17/31	185	19
Series 2003-16 Class NI
Interest Only STRIP
5.000% due 02/25/15	189	3
Series 2003-21 Class M
5.000% due 02/25/17	510	518
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33	306	57
Series 2003-32 Class FH (Ê)
3.776% due 11/25/22	2,607	2,608
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33	398	75
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33	1,747	361
Series 2003-35 Class FY (Ê)
3.776% due 05/25/18	5,171	5,181
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33	428	78
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33	422	71
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33	441	84
Series 2003-78 Class FI (Ê)
3.776% due 01/25/33	2,523	2,513
Series 2003-82 Class IA
Interest Only STRIP
6.000% due 08/25/32	347	24
Series 2003-82 Class WI
Interest Only STRIP
6.000% due 08/25/32	55	4
Series 2003-122 Class AJ
4.500% due 02/25/28	517	516
Series 2004-21 Class FL (Ê)
3.726% due 11/25/32	1,226	1,217
Series 2005-36 Class AI
Interest Only STRIP
5.500% due 10/25/26	1,883	90
Series 2005-65 Class FP (Ê)
3.626% due 08/25/35	470	468
Series 2005-69 Class IO (Ê)

86	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Principal Only STRIP
Zero coupon due 08/25/35	49	13
Series 2005-79 Class FC (Ê)
3.676% due 02/25/22	3,043	3,025
Series 2005-110 Class MB
5.500% due 09/25/35	2,038	2,109
Series 2006-5 Class 3A2 (Ê)
4.668% due 05/25/35	500	509
Series 2006-48 Class LG
Principal Only STRIP
Zero coupon due 06/25/36	689	424
Series 2006-81 Class LF (Ê)
Zero coupon due 09/25/36	169	168
Series 2006-104 Class EF (Ê)
5.000% due 11/25/36	12,035	11,899
Series 2006-118 Class A1 (Ê)
3.436% due 12/25/36	467	457
Series 2006-118 Class A2 (Ê)
3.440% due 12/25/36	1,290	1,262
Series 2006-123 Class PF (Ê)
3.636% due 01/25/37	33,300	32,932
Series 2007-27 Class XA (Ê)
Zero coupon due 05/25/35	90	93
Series 2007-42 Class LF (Ê)
Zero coupon due 05/25/37	257	272
Series 2007-53 Class UF (Ê)
Zero coupon due 06/25/37	184	186
Series 2007-56 Class GY (Ê)
Zero coupon due 06/25/37	92	92
Series 2007-73 Class A1 (Ê)
3.436% due 07/25/37	3,647	3,512
Fannie Mae Whole Loan
Series 2003-W17 Class 1A6
5.310% due 08/25/33	5,400	5,572
Series 2004-W9 Class 2A1
6.500% due 02/25/44	284	303
Series 2004-W11 Class 1A2
6.500% due 05/25/44	494	532
Series 2004-W11 Class 1A3
7.000% due 05/25/44	944	1,023
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2000-30 Class A5 8.610% due 12/25/30	513	511
Series 2003-58 Class 2A
6.500% due 09/25/43	262	279
Series 2005-63 Class 1A1 (Ê)
5.988% due 02/25/45	138	139

	Principal Amount ($) or Shares	Market Value $
FHA PJ Reilly 67 NCP
7.400% due 07/01/24	61	61
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2004-FF1 Class A2
3.776% due 12/25/32	10	10
Series 2005-FF4 Class 2A3
3.596% due 05/25/35	213	212
Series 2005-FF8 Class A2C
3.646% due 09/25/35	3,298	3,253
Series 2005-FF9 Class A2
3.496% due 10/25/35	355	355
Series 2005-FFH Class A2B
3.626% due 06/25/36	3,523	3,518
Series 2006-FF1 Class 2A1
3.420% due 08/25/36	1,214	1,184
Series 2006-FF1 Class A2
3.426% due 07/25/36	919	899
3.436% due 10/25/36	1,082	1,036
Series 2006-FF1 Class A3
3.426% due 11/25/36	963	924
Series 2006-FF2 Class A2
3.446% due 02/25/36	957	948
Series 2007-FF1 Class A2A
3.416% due 01/25/38	2,186	2,108
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.302% due 09/25/34	394	398
Series 2005-AA2 Class 1A1 (Ê)
5.069% due 03/25/35	293	282
Series 2005-AA5 Class 1A1 (Ê)
5.307% due 07/25/35	348	345
Series 2006-AA5 Class A2 (Ê)
6.522% due 09/25/36	1,542	1,418
Series 2006-FA3 Class A6
6.000% due 07/25/36	1,900	1,903
First Horizon Asset Securities, Inc.
Series 2003-5 Class 1A17
8.000% due 07/25/33	118	125
Series 2004-AR5 Class 4A1 (Ê)
5.700% due 10/25/34	405	410
Series 2004-AR6 Class 2A1 (Ê)
4.750% due 12/25/34	710	686
Series 2005-AR3 Class 2A1 (Ê)
5.372% due 08/25/35	826	836
Series 2005-AR5 Class 3A1 (Ê)
5.535% due 10/25/35	855	864

Multistrategy Bond Fund	87

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

First Union-Lehman Brothers-Bank of America
Series 1998-C2 Class A2 6.560% due 11/18/35	8	8
Freddie Mac
5.500% due 2013	1	2
12.000% due 2013	10	11
12.000% due 2014	14	16
11.000% due 2015	10	11
5.500% due 2016	33	34
6.000% due 2016	101	104
10.000% due 2016	50	58
5.500% due 2017	217	222
4.000% due 2018	11,765	11,599
4.500% due 2018	2,161	2,162
5.000% due 2018	4,128	4,191
5.500% due 2018	74	76
4.000% due 2019	11,417	11,225
4.500% due 2019	295	295
5.000% due 2019	5,238	5,315
5.500% due 2019	209	214
4.500% due 2020	2,217	2,217
5.000% due 2020	13,321	13,506
5.500% due 2020	7,574	7,765
8.000% due 2020	108	118
11.000% due 2020	44	52
5.000% due 2021	1,394	1,415
10.500% due 2021	24	28
6.500% due 2025	5	5
8.500% due 2025	30	33
7.000% due 2027	203	216
8.500% due 2027	162	179
7.500% due 2028	49	54
6.500% due 2029	138	146
7.500% due 2029	76	83
6.500% due 2030	8	8
7.400% due 2030 (Ê)	31	31
7.500% due 2030	221	239
8.000% due 2030	52	56
8.500% due 2030	148	165
6.500% due 2031	1,111	1,160
7.000% due 2031	425	453
7.500% due 2031	133	144
8.000% due 2031	247	269
6.000% due 2032	121	125
7.000% due 2032	227	242
7.500% due 2032	112	122
3.500% due 2033 (Ê)	892	894
3.800% due 2033 (Ê)	167	167

	Principal Amount ($) or Shares	Market Value $
5.000% due 2033	1,001	998
5.500% due 2033	4,748	4,816
6.000% due 2033	272	279
6.500% due 2033	434	453
7.000% due 2033	555	591
7.500% due 2033	100	108
4.900% due 2034 (Ê)	2,414	2,490
5.400% due 2034 (Ê)	2,309	2,322
5.500% due 2034	1,647	1,670
6.000% due 2034	897	922
6.900% due 2034 (Ê)	767	778
7.000% due 2034 (Ê)	195	195
4.800% due 2035 (Ê)	2,346	2,351
4.900% due 2035 (Ê)	4,191	4,257
5.000% due 2035	795	792
6.000% due 2035	1,557	1,583
5.900% due 2036 (Ê)	4,097	4,179
6.000% due 2036 (Ê)	1,486	1,529
5.500% due 2037 (Ê)	5,263	5,408
5.600% due 2037 (Ê)	5,884	6,044
5.700% due 2037 (Ê)	13,652	13,999
5.800% due 2037 (Ê)	7,835	8,053
5.900% due 2037 (Ê)	1,898	1,950
6.000% due 2037	3,956	4,056
6.100% due 2037 (Ê)	5,272	5,416
7.000% due 2037	8,735	9,196
15 Year TBA (Ï)
5.500%	58,000	59,341
30 Year TBA (Ï)
5.000%	19,725	19,633
5.500%	73,050	73,940
6.000%	12,280	12,587
Freddie Mac Reference REMIC
Series 2006-R00 Class AK 5.750% due 12/15/18	2,178	2,223
Freddie Mac REMICS
Series 1991-103 Class Z
9.000% due 02/15/21	46	46
Series 1994-173 Class Z
7.000% due 05/15/24	293	313
Series 1999-212 Class SG (Ê)
Interest Only STRIP
2.938% due 06/17/27	1,386	55
Series 2000-224 Class SC (Ê)
Interest Only STRIP
3.264% due 08/15/30	54	5
Series 2000-226 Class F (Ê)
4.686% due 11/15/30	79	79

88	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2001-229 Class KF (Ê)
3.626% due 07/25/22	1,063	1,062
Series 2001-232 Class ZQ
6.500% due 06/15/31	1,586	1,696
Series 2002-246 Class SJ (Ê)
Interest Only STRIP
3.764% due 03/15/32	214	21
Series 2003-256 Class FJ (Ê)
4.636% due 02/15/33	1,622	1,620
Series 2003-256 Class IM
Interest Only STRIP
5.000% due 09/15/14	233	4
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	818	59
Series 2003-259 Class IQ
Interest Only STRIP
5.000% due 06/15/17	1,158	99
Series 2003-262 Class AB
2.900% due 11/15/14	1,815	1,801
Series 2003-262 Class QH
5.000% due 05/15/33	1,210	1,174
5.000% due 06/15/33	1,310	1,268
Series 2003-264 Class IM
Interest Only STRIP
7.000% due 07/15/33	376	77
Series 2003-266 Class MA
4.500% due 10/15/31	900	900
Series 2003-269 Class FE (Ê)
4.836% due 12/15/28	3,137	3,132
Series 2004-276 Class IP
Interest Only STRIP
5.000% due 07/15/23	793	16
Series 2004-277 Class UF (Ê)
4.536% due 06/15/33	3,032	3,025
Series 2004-281 Class DF (Ê)
4.686% due 06/15/23	642	642
Series 2004-287 Class GC
5.000% due 11/15/29	835	853
Series 2004-289 Class PC
5.000% due 07/15/30	1,490	1,523
Series 2005-291 Class KP
5.000% due 11/15/29	1,495	1,528
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	1,192	146
Series 2005-292 Class NA
5.000% due 12/15/20	336	336

	Principal Amount ($) or Shares	Market Value $
Series 2005-294 Class FA (Ê)
4.406% due 03/15/20	1,237	1,237
Series 2005-299 Class KF (Ê)
4.636% due 06/15/35	554	549
Series 2005-300 Class ED
5.000% due 07/15/25	1,655	1,632
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	2,006	182
Series 2005-302 Class MB
5.000% due 12/15/28	640	658
Series 2005-303 Class AQ
4.500% due 10/15/22	1,573	1,578
Series 2005-303 Class XA (Ê)
Zero coupon due 09/15/35	295	295
Series 2005-305 Class JF (Ê)
4.536% due 10/15/35	578	575
Series 2005-306 Class PC
5.000% due 02/15/29	1,795	1,847
Series 2006-312 Class HT
5.000% due 03/15/26	3,356	3,296
Series 2006-313 Class FP (Ê)
Zero coupon due 04/15/36	827	863
Series 2006-313 Class X (Ê)
Zero coupon due 04/15/36	145	151
Series 2006-314 Class LF (Ê)
4.536% due 05/15/36	566	564
Series 2006-315 Class EQ
5.000% due 05/15/36	1,485	1,463
Series 2006-316 Class X (Ê)
Zero coupon due 06/15/36	398	394
Series 2006-317 Class XI (Ê)
Principal Only STRIP
Zero coupon due 10/15/35	2,663	25
Series 2006-323 Class PA
6.000% due 03/15/26	2,952	3,041
Series 2007-326 Class DO (Ê)
Zero coupon due 01/15/37	94	102
Series 2007-327 Class SX (Ê)
Zero coupon due 07/15/36	176	186
Series 2007-327 Class UF (Ê)
Zero coupon due 02/15/37	182	200
Series 2007-327 Class WF (Ê)
Zero coupon due 09/15/36	87	91
Series 2007-330 Class GL (Ê)
6.514% due 04/15/37	706	781
Series 2007-333 Class AF (Ê)
4.386% due 10/15/20	20,578	20,473

Multistrategy Bond Fund	89

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-333 Class BF (Ê)
4.386% due 07/15/19	3,390	3,372
Series 2007-333 Class FT (Ê)
4.386% due 08/15/19	15,297	15,214
Series 2007-334 Class FA (Ê)
4.466% due 02/15/19	14,854	14,749
Series 2007-334 Class FT (Ê)
4.586% due 10/15/33	18,918	18,739
Freddie Mac Strips
Interest Only STRIP
Series 1998-191 Class IO
8.000% due 01/01/28	33	8
Series 1998-194 Class IO
6.500% due 04/01/28	208	45
Series 2001-212 Class IO
6.000% due 05/01/31	317	59
Series 2001-215 Class IO
8.000% due 06/01/31	138	29
Fremont Home Loan Trust (Ê)
Series 2006-D Class 2A1 3.436% due 11/25/36	1,267	1,233
GE Capital Commercial Mortgage Corp.
Series 2002-1A Class A3
6.269% due 12/10/35	745	777
Series 2002-3A Class A1
4.229% due 12/10/37	2,974	2,950
Series 2006-C1 Class A4
5.518% due 03/10/44	1,010	997
Series 2007-C1 Class A4
5.543% due 12/10/49	4,000	3,964
Ginnie Mae I
11.000% due 2010	10	12
11.000% due 2013	7	8
10.500% due 2015	41	48
11.000% due 2015	2	2
10.500% due 2016	50	59
10.500% due 2021	58	70
8.000% due 2022	21	23
10.000% due 2022	59	69
9.500% due 2023	226	251
8.000% due 2025	13	14
10.000% due 2025	67	79
8.000% due 2030	309	340
7.500% due 2031	52	56
8.000% due 2031	2	2
8.000% due 2032	13	14
6.000% due 2036	300	310
6.000% due 2037	1,576	1,629

	Principal Amount ($) or Shares	Market Value $
30 Year TBA (Ï)
5.500%	18,095	18,446
Ginnie Mae II
5.600% due 2023 (Ê)	17	17
6.100% due 2023 (Ê)	265	269
6.400% due 2023 (Ê)	220	225
5.600% due 2024 (Ê)	113	114
6.100% due 2024 (Ê)	132	134
5.600% due 2025 (Ê)	8	8
6.100% due 2025 (Ê)	13	13
6.400% due 2025 (Ê)	232	238
6.100% due 2026 (Ê)	55	56
8.500% due 2026	36	40
5.600% due 2027 (Ê)	139	140
6.400% due 2027 (Ê)	83	84
6.100% due 2029 (Ê)	282	288
Global Signal Trust (Þ)
Series 2004-2A Class A
4.232% due 12/15/14	1,070	1,068
Series 2006-1 Class B
5.588% due 02/15/36	750	777
Series 2006-1 Class C
5.707% due 02/15/36	635	639
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2 6.945% due 09/15/33	2,636	2,694
GMAC Mortgage Corp. Loan Trust
Series 2004-JR1 Class A6 (Ê)
3.826% due 12/25/33	1,110	1,103
Series 2005-AR2 Class 4A (Ê)
5.183% due 05/25/35	7,342	7,382
Series 2005-AR6 Class 3A1
5.298% due 11/19/35	2,907	2,924
Series 2006-HE3 Class A2
5.750% due 10/25/36	2,235	1,991
Series 2007-HE3 Class 1A1
7.000% due 09/25/37	1,444	1,475
Government National Mortgage Association
Series 1998-23 Class ZA
6.500% due 09/20/28	2,104	2,223
Series 1999-27 Class SE (Ê)
Interest Only STRIP
4.519% due 08/16/29	91	10
Series 1999-40 Class FE (Ê)
4.631% due 11/16/29	845	850

90	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1999-44 Class SA (Ê)
Interest Only STRIP
4.469% due 12/16/29	175	21
Series 2001-46 Class SA (Ê)
Interest Only STRIP
3.499% due 09/16/31	32	3
Series 2003-5 Class B
4.486% due 10/16/25	795	810
Greenpoint Mortgage Funding Trust
Series 2005-AR3 Class X1
Interest Only STRIP
2.798% due 08/25/45	140	5
Series 2005-AR4 Class X4
Interest Only STRIP
2.766% due 10/25/45	153	5
Series 2006-AR5 Class A1A (Ê)
3.456% due 10/25/46	2,086	2,016
Series 2006-AR6 Class A1A (Ê)
3.456% due 10/25/46	778	762
Series 2006-AR8 Class 1A1A (Ê)
3.456% due 01/25/47	767	752
Greenpoint Mortgage Pass-Through Certificates (Ê)
Series 2003-1 Class A1 4.381% due 10/25/33	1,973	1,972
Greenwich Capital Commercial Funding Corp.
Series 2002-C1 Class XP (Þ)
Interest Only STRIP
2.216% due 01/11/35	5,269	184
Series 2003-C2 Class A2
4.022% due 01/05/36	2,630	2,611
Series 2004-GG1 Class A7
5.317% due 06/10/36	4,950	4,979
Series 2005-GG5 Class A41
5.243% due 04/10/37	2,680	2,653
Series 2007-GG9 Class A4
5.444% due 03/10/39	3,125	3,081
GS Mortgage Securities Corp. (Þ)
Series 2006-OA1 Class A Interest Only STRIP 2.904% due 08/25/35	107	4
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4
5.553% due 04/10/38	1,775	1,764
Series 2006-GG8 Class AAB
5.535% due 11/10/39	2,250	2,226
Series 2006-RR2 Class A1 (Þ)
5.686% due 06/23/46	1,040	909

	Principal Amount ($) or Shares	Market Value $
Series 2006-RR3 Class A1S (Þ)
5.760% due 03/18/49	7,545	6,116
Series 2007-EOP Class A1 (Ê)(Þ)
4.630% due 03/06/20	2,748	2,581
Series 2007-GG1 Class A4
5.993% due 08/10/45	10,350	10,480
GSMPS Mortgage Loan Trust (Þ)
Series 1998-1 Class A
8.000% due 09/19/27	163	180
Series 1998-3 Class A
7.750% due 09/19/27	128	141
Series 1999-3 Class A
8.000% due 08/19/29	355	390
Series 2005-RP1 Class 1A3
8.000% due 01/25/35	849	921
Series 2005-RP1 Class 1A4
8.500% due 01/25/35	1,040	1,151
Series 2006-RP1 Class 1A2
7.500% due 01/25/36	992	1,059
Series 2006-RP1 Class 1A3
8.000% due 01/25/36	444	491
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
5.298% due 06/25/34	557	557
Series 2004-11 Class 1A1
6.267% due 09/25/34	555	559
Series 2004-12 Class 2A3
6.585% due 12/25/34	637	637
Series 2005-AR6 Class 2A1 (Ê)
4.539% due 09/25/35	3,890	3,806
Series 2005-AR7 Class 6A1
5.251% due 11/25/35	2,692	2,656
Series 2006-1F Class 5A2
6.000% due 02/25/36	553	557
Series 2006-OA1 Class 2A1 (Ê)
3.566% due 08/25/46	1,867	1,746
Harborview Mortgage Loan Trust
Series 2005-2 Class 2A1A (Ê)
4.154% due 05/19/35	149	136
Series 2005-4 Class 3A1
5.147% due 07/19/35	2,001	2,010
Series 2005-5 Class 2A1B (Ê)
4.224% due 07/19/45	389	362
Series 2005-10 Class 2A1A (Ê)
4.244% due 11/19/35	2,144	2,000
Series 2005-10 Class 2A1B (Ê)
4.314% due 11/19/35	715	648
Series 2005-14 Class 3A1A
5.298% due 12/19/35	819	822

Multistrategy Bond Fund	91

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-14 Class 5A1A
5.746% due 12/19/35	3,678	3,671
Series 2005-15 Class 2A11 (Ê)
4.204% due 10/20/45	1,597	1,505
Series 2005-16 Class 3A1A (Ê)
4.184% due 01/19/36	6,423	6,111
Series 2005-16 Class 3A1B (Ê)
4.274% due 01/19/36	842	765
Series 2006-1 Class 2A1A (Ê)
4.174% due 03/19/37	1,176	1,071
Series 2006-9 Class 2A1A (Ê)
4.144% due 11/19/36	2,170	2,031
Series 2006-10 Class 2A1A (Ê)
4.114% due 11/19/36	2,478	2,331
Series 2006-10 Class 2A1B (Ê)
4.174% due 11/19/36	2,891	2,606
Series 2006-12 Class 2A2A (Ê)
4.124% due 01/19/38	15,567	14,299
Series 2006-14 Class 2A1A (Ê)
4.084% due 03/19/38	7,326	6,823
Series 2006-14 Class 2A1B (Ê)
4.134% due 03/19/38	1,820	1,651
Series 2007-1 Class 2A1A (Ê)
3.506% due 04/19/38	1,473	1,341
Impac Secured Assets CMN Owner Trust (Ê)
Series 2005-2 Class A1
3.696% due 03/25/36	1,339	1,229
Series 2006-4 Class A2A
3.456% due 01/25/37	498	484
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class 4A1
5.377% due 08/25/35	3,280	3,088
Series 2005-AR1 Class A1
5.442% due 09/25/35	2,719	2,724
Series 2005-AR2 Class 1A21
5.847% due 12/25/35	837	829
Series 2005-AR3 Class 1A1
5.189% due 01/25/36	1,679	1,673
Series 2006-AR1 Class 1A1A (Ê)
3.466% due 11/25/46	447	436
Series 2006-AR2 Class A2 (Ê)
3.456% due 11/25/36	1,345	1,335
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C1 Class A3
5.376% due 07/12/37	1,610	1,627
Series 2002-C2 Class A2
5.050% due 12/12/34	12,000	11,958

	Principal Amount ($) or Shares	Market Value $
Series 2003-C1 Class A2
4.985% due 01/12/37	1,618	1,603
Series 2004-LN2 Class A1
4.475% due 07/15/41	3,890	3,833
Series 2005-LDP Class A2
4.851% due 08/15/42	3,000	2,982
Series 2005-LDP Class A3A1
4.871% due 10/15/42	3,620	3,572
Series 2005-LDP Class A4
4.918% due 10/15/42	1,345	1,325
5.345% due 12/15/44	5,980	6,066
Series 2006-CB1 Class A4
5.817% due 05/12/45	3,435	3,424
Series 2006-LDP Class A3
5.336% due 05/15/47	3,995	3,903
Series 2006-LDP Class A3B
5.447% due 05/15/45	3,080	3,032
Series 2006-LDP Class A4
6.066% due 04/15/45	3,355	3,433
5.399% due 05/15/45	3,005	2,963
Series 2006-LDP Class AJ
6.066% due 04/15/45	1,110	1,034
Series 2006-RR1 Class A1 (Þ)
5.575% due 10/18/52	9,005	8,993
Series 2007-CB2 Class AJ
6.303% due 02/12/51	1,055	981
Series 2007-LD1 Class A4
6.007% due 06/15/49	8,375	8,484
Series 2007-LDP Class A3
5.420% due 01/15/49	3,390	3,324
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-WMC Class A3 3.496% due 03/25/36	2,566	2,503
JP Morgan Mortgage Trust
Series 2005-A1 Class 4A1 (Ê)
4.779% due 02/25/35	1,547	1,544
Series 2005-A1 Class 6T1 (Ê)
5.023% due 02/25/35	950	953
Series 2005-A4 Class 1A1
5.401% due 07/25/35	796	805
Series 2005-A4 Class 2A1
5.068% due 07/25/35	6,556	6,607
Series 2005-A6 Class 1A2
5.138% due 09/25/35	1,470	1,452
Series 2005-A8 Class 1A1
5.405% due 11/25/35	3,869	3,867
Series 2007-A1 Class 1A1 (Ê)
4.200% due 07/25/35	926	892

92	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-A1 Class 2A2 (Ê)
4.753% due 07/25/35	864	836
Series 2007-A1 Class 4A2 (Ê)
4.071% due 07/25/35	899	903
Series 2007-A1 Class 5A2 (Ê)
4.766% due 07/25/35	869	881
Series 2007-A1 Class B1
4.815% due 07/25/35	158	157
LB-UBS Commercial Mortgage Trust
Series 2001-C2 Class A2
6.653% due 11/15/27	12,000	12,568
Series 2002-C1 Class A4
6.462% due 03/15/31	65	68
Series 2004-C4 Class A3
5.146% due 06/15/29	4,310	4,342
Series 2006-C1 Class A4
5.156% due 02/15/31	4,000	3,866
Series 2006-C4 Class A4
6.081% due 06/15/38	2,495	2,560
Series 2007-C1 Class A3
5.398% due 02/15/40	2,400	2,344
Series 2007-C1 Class A4
5.424% due 02/15/40	4,000	3,937
Series 2007-C6 Class A4
5.858% due 07/15/40	3,250	3,287
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)
Series 2006-LLF Class A1 (Þ)(Å)
4.316% due 09/15/21	150	144
Series 2006-LLF Class A2
4.356% due 09/15/21	1,738	1,666
Lehman Mortgage Trust
Series 2005-2 Class 2A3
5.500% due 12/25/35	1,131	1,130
Series 2005-3 Class 1A3
5.500% due 01/25/36	4,748	4,765
Lehman XS Trust (Ê)
Series 2005-5N Class 1A1
3.676% due 11/25/35	853	794
Series 2005-5N Class 3A1A
3.676% due 11/25/35	1,980	1,872
Series 2005-9N Class 1A1
3.646% due 02/25/36	626	588
Series 2006-16N Class A4A
3.566% due 11/25/46	3,491	3,295
Luminent Mortgage Trust (Ê)
Series 2006-1 Class A1
3.616% due 04/25/36	1,658	1,554

	Principal Amount ($) or Shares	Market Value $
Series 2006-5 Class A1A
3.566% due 07/25/36	2,778	2,523
Series 2006-6 Class A1
3.576% due 10/25/46	1,311	1,225
Mastr Adjustable Rate Mortgages Trust
Series 2004-10 Class 2A2
7.556% due 10/25/34	16	17
Series 2004-13 Class 3A4 (Ê)
3.787% due 11/21/34	2,245	2,245
Series 2005-1 Class B1
5.561% due 03/25/35	1,200	1,187
Series 2005-6 Class 7A1
5.326% due 06/25/35	479	484
Series 2005-7 Class 2A2
5.359% due 09/25/35	2,438	2,482
Series 2006-1 Class I2A3 (Ê)
5.528% due 01/25/47	3,558	3,449
Series 2006-2 Class 3A1
4.848% due 01/25/36	733	741
Series 2006-2 Class 4A1
4.991% due 02/25/36	5,217	5,188
Series 2006-OA2 Class 4A1A (Ê)
5.638% due 12/25/46	3,310	3,130
Series 2006-OA2 Class 4A1B (Ê)
5.988% due 12/25/46	12,146	10,848
Series 2007-3 Class 22A1 (Ê)
3.486% due 05/25/47	1,684	1,672
Mastr Alternative Loans Trust
Series 2003-4 Class B1
5.677% due 06/25/33	1,468	1,404
Series 2003-6 Class 3A1
8.000% due 09/25/33	89	93
Series 2003-9 Class 1A1
5.500% due 12/25/18	345	347
Series 2004-10 Class 5A6
5.750% due 09/25/34	1,810	1,838
Series 2005-3 Class 7A1
6.000% due 04/25/35	2,406	2,437
Mastr Asset Backed Securities Trust (Ê)
Series 2007-HE1 Class A1 3.456% due 05/25/37	1,696	1,615
Mastr Asset Securitization Trust
Series 2003-7 Class 4A35 (Ê)
3.776% due 09/25/33	2,634	2,598
Series 2003-11 Class 6A8 (Ê)
3.876% due 12/25/33	3,327	3,291
Series 2004-4 Class 2A2 (Ê)
3.826% due 04/25/34	641	638

Multistrategy Bond Fund	93

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-2 Class 1A1
5.250% due 11/25/35	1,256	1,234
Mastr Reperforming Loan Trust (Þ)
Series 2005-1 Class 1A5
8.000% due 08/25/34	867	955
Series 2005-2 Class 1A4
8.000% due 05/25/35	880	972
Mastr Specialized Loan Trust (Þ) Series 2005-2 Class A2 5.006% due 07/25/35	568	523
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1 5.508% due 06/15/30	818	785
Merrill Lynch Floating Trust (Ê)(Þ)
Series 2006-1 Class A1 4.306% due 06/15/22	3,619	3,530
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A6 Class 2A1 (Ê)
3.496% due 08/25/35	2	2
Series 2005-A8 Class A1B1
5.250% due 08/25/36	1,567	1,586
Series 2005-A10 Class A (Ê)
3.586% due 02/25/36	753	703
Merrill Lynch Mortgage Trust
Series 2002-MW1 Class J (Þ)
5.695% due 07/12/34	365	318
Series 2004-MKB Class A2
4.353% due 02/12/42	2,865	2,852
Series 2005-CIP Class AM
5.107% due 07/12/38	1,700	1,571
Series 2005-CKI Class A6
5.416% due 11/12/37	1,730	1,754
Series 2006-C1 Class A1
5.528% due 05/12/39	2,217	2,237
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
3.544% due 04/25/29	233	229
Series 2005-2 Class 3A
5.865% due 10/25/35	282	281
Series 2005-3 Class 5A
3.626% due 11/25/35	1,326	1,208
Morgan Stanley Capital I
Series 1999-FNV Class G (Þ)
6.120% due 03/15/31	500	500
Series 2005-HQ7 Class A4
5.374% due 11/14/42	3,000	2,951
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	3,305	3,271

	Principal Amount ($) or Shares	Market Value $
Series 2006-HQ1 Class A4
5.328% due 11/12/41	1,615	1,585
Series 2006-HQ8 Class A4
5.561% due 03/12/44	3,895	3,846
Series 2006-HQ9 Class A4
5.731% due 07/12/44	2,124	2,145
Series 2007-HQ1 Class D (Þ)(Å)
6.489% due 12/15/44	1,674	1,394
Series 2007-IQ1 Class A2
5.610% due 04/15/49	4,000	4,013
Series 2007-IQ1 Class A4
5.809% due 12/12/49	4,330	4,372
Morgan Stanley Dean Witter Capital I
Series 2001-TOP Class E 7.561% due 02/15/33	180	172
Morgan Stanley Mortgage Loan Trust
Series 2006-2 Class 6A 6.500% due 02/25/36	2,487	2,519
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	1,405	1,338
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	232	233
Prime Mortgage Trust
Series 2004-CL1 Class 1A1
6.000% due 02/25/34	335	344
Series 2004-CL1 Class 1A2 (Ê)
3.776% due 02/25/34	142	138
Series 2004-CL1 Class 2A2 (Ê)
3.776% due 02/25/19	34	34
Renaissance Home Equity Loan Trust
Series 2006-3 Class AF1 5.917% due 11/25/36	2,970	2,960
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A1
4.600% due 04/25/34	1,092	1,048
Series 2004-QS5 Class A5
4.750% due 04/25/34	765	737
Series 2004-QS5 Class A6 (Ê)
3.976% due 04/25/34	353	342
Series 2004-QS8 Class A4 (Ê)
3.776% due 06/25/34	2,395	2,343
Series 2005-QA1 Class A41
5.679% due 09/25/35	1,346	1,298
Series 2005-QA8 Class NB3
5.479% due 07/25/35	1,741	1,758
Series 2005-QO4 Class 2A1 (Ê)
3.656% due 12/25/45	2,564	2,401

94	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-QO5 Class A1 (Ê)
5.788% due 01/25/46	4,702	4,506
Series 2006-QO1 Class 1A1 (Ê)
3.636% due 02/25/46	454	422
Series 2006-QO1 Class 2A1 (Ê)
3.646% due 02/25/46	513	484
Series 2006-QS4 Class A11
6.000% due 04/25/36	1,033	1,044
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	4,224	4,243
Series 2007-QH9 Class A1
6.548% due 11/25/37	12,793	12,782
Series 2007-QO3 Class SB (Þ)
Principal Only STRIP
Zero coupon due 03/25/47	578	20
Series 2007-QO4 Class A1 (Ê)
3.576% due 05/25/47	8,193	7,662
Series 2007-QO4 Class SB (Þ)
Principal Only STRIP
Zero coupon due 05/25/47	530	20
Residential Asset Mortgage Products, Inc.
Series 2004-SL1 Class A3
7.000% due 11/25/31	74	77
Series 2004-SL4 Class A3
6.500% due 07/25/32	350	351
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
3.826% due 02/25/34	2,688	2,642
Series 2007-A5 Class 2A3
6.000% due 05/25/37	1,724	1,728
Series 2007-A9 Class A6
6.250% due 08/25/13	10,032	10,195
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
3.826% due 11/25/18	970	968
Series 2003-S14 Class A5 (Ê)
3.776% due 07/25/18	2,007	1,994
Series 2003-S20 Class 1A7 (Ê)
3.876% due 12/25/33	223	221
Series 2005-SA4 Class 1A21
5.216% due 09/25/35	2,402	2,389
Series 2005-SA4 Class 2A1
5.206% due 09/25/35	5,828	5,889
Series 2005-SA4 Class 2A2
5.185% due 09/25/35	3,940	3,950
Series 2006-SA3 Class 3A1
6.038% due 09/25/36	1,407	1,436

	Principal Amount ($) or Shares	Market Value $
Series 2006-SA4 Class 2A1
6.123% due 11/25/36	6,462	6,602
Series 2007-S9 Class 1A1
6.000% due 10/25/37	4,139	4,226
SBA CMBS Trust (Þ) Series 2006-1A Class B 5.451% due 11/15/36	2,060	2,098
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 4.061% due 04/20/34	2,211	2,148
Small Business Administration
Series 1999-P10 Class 1
7.540% due 08/10/09	264	274
Series 2000-10B Class 1
7.452% due 09/10/10	200	210
Small Business Administration Participation Certificates
Series 2004-20F Class 1
Zero coupon due 06/01/24	302	317
Series 2005-20G Class 1
4.750% due 07/01/25	2,636	2,651
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5 Class 3A1
4.380% due 05/25/34	2,439	2,401
Series 2004-12 Class 3A2
5.250% due 09/25/34	1,040	1,009
Series 2004-16 Class 3A1
5.450% due 11/25/34	4,439	4,237
Series 2004-18 Class 5A
5.500% due 12/25/34	435	438
Series 2004-20 Class 3A1
5.357% due 01/25/35	2,663	2,688
Series 2005-19X Class 1A1 (Ê)
3.696% due 10/25/35	828	781
Series 2005-22 Class 4A2
5.373% due 12/25/35	124	122
Series 2006-1 Class 2A3
5.620% due 02/25/36	1,835	1,658
Series 2006-1 Class 5A2
5.250% due 02/25/36	6,000	5,973
Series 2006-5 Class 5A4
5.545% due 06/25/36	301	295
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR8 Class A2
6.142% due 02/25/36	3,475	3,313
Series 2006-AR1 Class 3A1
3.606% due 02/25/36	746	682

Multistrategy Bond Fund	95

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR3 Class 3A1
3.566% due 02/25/36	631	581
Series 2006-AR6 Class 1A3
3.566% due 07/25/36	1,781	1,624
Series 2006-AR8 Class A1A
3.576% due 10/25/36	7,475	6,923
Series 2007-AR4 Class A4A
3.556% due 09/25/47	6,285	5,893
Series 2007-AR6 Class A1
6.288% due 11/25/37	11,914	11,643
Structured Asset Securities Corp.
Series 2002-22H Class 1A
6.965% due 11/25/32	83	84
Series 2003-26A Class 3A4
4.500% due 09/25/33	662	663
Series 2003-26A Class 3A5
4.530% due 09/25/33	2,000	2,006
Series 2004-5H Class A2
4.430% due 12/25/33	17	17
Series 2004-12H Class 1A
6.000% due 05/25/34	345	352
Series 2004-21X Class 1A3
4.440% due 12/25/34	3,329	3,334
Series 2005-6 Class B2
5.345% due 05/25/35	279	228
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
3.716% due 04/25/43	1,183	1,181
Series 2006-5 Class A1
3.496% due 09/25/46	4,657	4,464
Series 2006-6 Class A1
3.486% due 11/25/11	1,665	1,603
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
4.380% due 10/15/41	3,891	3,856
Series 2005-C20 Class A4
5.285% due 07/15/42	5,000	5,013
Series 2005-C21 Class A4
5.385% due 10/15/44	4,000	4,000
Series 2006-C28 Class A2
5.500% due 10/15/48	1,510	1,514
Series 2006-WL7 Class A1 (Ê)(Þ)
4.326% due 09/15/21	10,763	10,297
Series 2007-C31 Class A2
5.421% due 04/15/47	4,000	3,984
Series 2007-WHL Class A1 (Ê)(Þ)
4.316% due 06/15/20	3,160	3,019

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	980	940
Series 2005-9 Class 3CB
5.500% due 10/25/20	613	623
Series 2006-2 Class 2CB
6.500% due 03/25/36	818	838
Series 2006-5 Class 2CB3
6.000% due 07/25/36	1,588	1,603
Series 2006-AR2 Class A1A (Ê)
5.602% due 04/25/46	1,452	1,430
Series 2006-AR5 Class 3A (Ê)
5.602% due 07/25/46	894	829
Series 2006-AR6 Class 1A (Ê)
3.566% due 07/25/46	771	725
Series 2006-AR7 Class A1A (Ê)
5.582% due 09/25/46	841	850
Series 2006-AR8 Class 2A (Ê)
5.638% due 10/25/46	3,197	3,106
Series 2006-AR9 Class 2A (Ê)
5.628% due 11/25/46	3,497	3,332
Series 2007-OA1 Class 2A (Ê)
5.508% due 12/25/46	18,102	17,077
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR9 Class 1A (Ê)
6.062% due 08/25/42	278	262
Series 2003-S9 Class A2 (Ê)
3.926% due 10/25/33	2,711	2,689
Series 2004-AR1 Class X
Principal Only STRIP
Zero coupon due 07/25/44	934	15
Series 2004-AR3 Class A2
4.243% due 06/25/34	3,141	3,110
Series 2004-AR8 Class X
Principal Only STRIP
Zero coupon due 06/25/44	229	5
Series 2004-CB3 Class 1A
6.000% due 10/25/34	309	313
Series 2004-CB3 Class 4A
6.000% due 10/25/19	615	632
Series 2005-AR1 Class 1A1
4.835% due 10/25/35	2,157	2,171
Series 2005-AR1 Class A1A (Ê)
3.696% due 08/25/45	1,300	1,211
Series 2005-AR1 Class A1A1 (Ê)
3.666% due 10/25/45	3,532	3,306
3.636% due 11/25/45	1,405	1,320

96	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR1 Class A1A2 (Ê)
3.656% due 11/25/45	1,124	1,050
3.666% due 12/25/45	1,847	1,703
Series 2005-AR1 Class A1B1 (Ê)
3.666% due 08/25/45	69	68
3.636% due 10/25/45	169	167
3.626% due 11/25/45	324	318
3.626% due 12/25/45	377	373
Series 2005-AR6 Class B3 (Ê)
Interest Only STRIP
4.036% due 04/25/45	1,506	828
Series 2005-AR8 Class 2A1A (Ê)
3.666% due 07/25/45	736	695
Series 2005-AR8 Class 2AB3 (Ê)
3.736% due 07/25/45	589	530
Series 2006-AR1 Class 1A1
5.942% due 09/25/36	1,401	1,419
Series 2006-AR1 Class 1A4
5.647% due 11/25/36	6,861	6,975
Series 2006-AR1 Class 2A (Ê)
6.162% due 09/25/46	612	600
Series 2006-AR1 Class 3A1A (Ê)
5.582% due 09/25/46	784	740
Series 2006-AR2 Class 1A1
5.311% due 03/25/37	10,448	10,653
Series 2006-AR7 Class 1A (Ê)
5.768% due 07/25/46	1,541	1,550
Series 2006-AR7 Class 2A (Ê)
5.642% due 07/25/46	7,836	7,448
Series 2006-AR8 Class 1A5
5.890% due 08/25/46	244	247
Series 2006-AR8 Class 2A3 (Ê)
6.132% due 08/25/46	171	174
Series 2007-HY1 Class 1A1
5.715% due 02/25/37	6,938	6,991
Series 2007-HY2 Class 3A1
5.941% due 09/25/36	4,160	4,250
Series 2007-HY3 Class 4A1
5.350% due 03/25/37	17,127	17,391
Series 2007-HY3 Class 4B1
5.350% due 03/25/37	1,472	1,425
Series 2007-HY4 Class 1A1 (Ê)
5.554% due 04/25/37	2,082	2,113
Series 2007-OA2 Class 1A (Ê)
5.362% due 03/25/47	1,704	1,507
Wells Fargo Alternative Loan Trust
Series 2007-PA6 Class A1 6.607% due 12/26/37	12,126	12,132

	Principal Amount ($) or Shares	Market Value $
Wells Fargo Mortgage Backed Securities Trust
Series 2004-AA Class A1 (Ê)
4.998% due 12/25/34	2,297	2,307
Series 2004-CC Class A1 (Ê)
4.949% due 01/25/35	3,079	3,064
Series 2004-I Class 1A1
7.080% due 07/25/34	2,554	2,558
Series 2004-T Class A1 (Ê)
6.180% due 09/25/34	234	236
Series 2005-12 Class 1A7
5.500% due 11/25/35	1,502	1,484
Series 2005-14 Class 2A1
5.500% due 12/25/35	2,414	2,397
Series 2005-17 Class 1A1
5.500% due 01/25/36	2,028	2,025
Series 2005-17 Class 1A2
5.500% due 01/25/36	1,179	1,165
Series 2005-17 Class 2A1
5.500% due 01/25/36	8,029	7,954
Series 2005-18 Class 1A1
5.500% due 01/25/36	7,352	7,265
Series 2005-AR6 Class A1 (Ê)
5.039% due 04/25/35	11,306	11,039
Series 2006-1 Class A3
5.000% due 03/25/21	1,309	1,307
Series 2006-2 Class 2A3
5.500% due 03/25/36	3,479	3,498
Series 2006-2 Class 3A1
5.750% due 03/25/36	8,680	8,543
Series 2006-4 Class 1A8
5.750% due 04/25/36	797	811
Series 2006-4 Class 2A3
5.750% due 04/25/36	634	641
Series 2006-7 Class 2A1
6.000% due 06/25/36	447	450
Series 2006-9 Class 1A14
6.000% due 08/25/36	760	770
Series 2006-AR1 Class 1A2 (Ê)
6.025% due 09/25/36	727	734
Series 2006-AR1 Class 2A2
5.718% due 11/25/36	923	944
Series 2006-AR1 Class 2A4 (Ê)
6.088% due 10/25/36	1,186	1,187
Series 2006-AR1 Class 5A1 (Ê)
5.597% due 07/25/36	1,345	1,382
Series 2006-AR1 Class A1
5.650% due 12/25/36	4,182	4,198

Multistrategy Bond Fund	97

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR1 Class A7
5.516% due 08/25/36	1,678	1,670
Series 2006-AR1 Class AIO
Interest Only STRIP
0.450% due 10/25/36	834	9
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	2,544	2,541
Series 2006-AR4 Class 1A1 (Ê)
5.857% due 04/25/36	1,837	1,848
Series 2006-AR4 Class 2A1 (Ê)
5.773% due 04/25/36	3,776	3,794
Series 2006-AR6 Class 7A1 (Ê)
5.110% due 03/25/36	8,107	8,062
Series 2007-8 Class 1A16
6.000% due 07/25/37	2,435	2,450
Series 2007-10 Class 2A5
6.250% due 07/25/37	2,239	2,283
Series 2007-14 Class 1A1
6.000% due 10/25/37	5,181	5,218
Zuni Mortgage Loan Trust (Ê) Series 2006-OA1 Class A1 3.506% due 08/25/36	2,127	2,035

		4,353,030

Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue Bonds weekly demand 6.375% due 06/01/32	700	722
New Jersey Economic Development Authority Revenue Bonds weekly demand 5.750% due 06/15/34	745	733
New York State Urban Development Corp. Revenue Bonds (µ) weekly demand 5.250% due 03/15/34	590	616
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds
7.125% due 06/01/32	1,200	1,157
State of California General Obligation Unlimited
5.000% due 02/01/33	270	272
5.000% due 02/01/33 (æ)	110	123
State of Texas General Obligation Unlimited weekly demand 4.750% due 04/01/35	450	451

	Principal Amount ($) or Shares		Market Value $
Tobacco Settlement Authority of Iowa Revenue Bonds weekly demand 6.500% due 06/01/23		385	377
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds
7.467% due 06/01/47		5,925	5,837
Tobacco Settlement Financing Corp. Revenue Bonds weekly demand 5.500% due 06/01/26		1,500	1,699
West Virginia Economic Development Authority Revenue Bonds (m)
5.370% due 07/01/20		200	203

			12,190

Non-US Bonds - 1.6%
Argentina Bocon Series PR12 2.000% due 01/03/16	ARS	5,106	2,317
Argentina Bonos Series $ V 10.500% due 06/12/12	ARS	9,350	2,420
Argentina Government International Bond
Series dis 5.830% due 12/31/33	ARS	1,510	581
Barclays Bank PLC (Ê)(Þ) Series BRL$ 10.031% due 05/19/15	BRL	25,000	22,076
Bombardier, Inc. (Å) 7.250% due 11/15/16	EUR	375	532
Byggingarsjodur Verkamanna
Series 2
3.750% due 04/15/34	ISK	234,274	3,224
Series 3
3.750% due 06/15/44	ISK	453,556	6,220
Colombia Government International Bond
9.850% due 06/28/27		615,000	298
European Investment Bank 2.150% due 01/18/27	JPY	472,600	4,499
Federative Republic of Brazil
12.500% due 01/05/22	BRL	3,450	2,135
10.250% due 01/10/28	BRL	10,445	5,567
10.250% due 01/10/28 (Ñ)	BRL	4,724	2,519

98	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Hellas Telecommunications Luxembourg V (Ê)
Series REGS 8.076% due 10/15/12	EUR	1,500	2,046
Impress Holdings B.V. 7.701% due 09/15/13	EUR	500	673
Indonesia Government International Bond (Å)
7.750% due 01/17/38		4,660	4,928
Ineos Group Holdings PLC Series REGS 7.875% due 02/15/16	EUR	1,000	1,063
Lehman Brothers Holdings, Inc. 5.375% due 10/17/12	EUR	4,200	6,073
Mexican Bonos
Series M 10
8.000% due 12/17/15	MXN	7,833	739
Series M 20
9.500% due 12/18/14	MXN	4,615	469
10.000% due 12/05/24	MXN	166,430	18,645
New South Wales Treasury Corp. Series 12RG 6.000% due 05/01/12	AUD	5,260	4,542
Province of Quebec Canada 5.000% due 12/01/15	CAD	2,199	2,284
Red Arrow International Leasing PLC
8.375% due 06/30/12	RUB	50,439	2,101
Republic of Colombia 9.850% due 06/28/27	COP	8,635,000	4,159
Residential Capital LLC 6.625% due 05/17/12	EUR	1,865	1,553
Rhodia SA (Ê) Series REGS 7.326% due 10/15/13	EUR	1,250	1,696
Santa Fe de Bogota DC (Þ) 9.750% due 07/26/28	COP	960	901
TELUS Corp. Series CD 4.950% due 03/15/17	CAD	1,095	1,010

			105,270

United States Government Agencies - 1.0%
Fannie Mae
7.250% due 01/15/10 (Ñ)		3,025	3,284
3.875% due 02/15/10 (Ñ)		5,035	5,152
4.375% due 06/21/10 (Ñ)		8,000	8,287
4.750% due 11/19/12 (Ñ)		7,620	8,075
Zero coupon due 10/09/19		1,960	1,139

	Principal Amount ($) or Shares	Market Value $
Federal Home Loan Bank (Ñ) 5.375% due 08/19/11	1,240	1,336
Federal Home Loan Bank System
5.310% due 12/28/12 (Ñ)	5,500	5,968
Series VX10
4.200% due 05/07/10	9,000	9,000
Financing Corp.
Principal Only STRIP
Series 1
Zero coupon due 05/11/16	400	286
Series 2P
Zero coupon due 11/30/17	330	219
Series 3P
Zero coupon due 11/30/17	885	586
Series 5P
Zero coupon due 02/08/18	490	321
Series 6P
Zero coupon due 08/03/18	2,355	1,500
Series 8P
Zero coupon due 08/03/18	4,660	2,968
Series 9P
Zero coupon due 10/06/17	2,315	1,546
Series 12P
Zero coupon due 12/06/18	1,770	1,105
Series 13
Zero coupon due 12/27/16	2,055	1,425
Series 13P
Zero coupon due 12/27/18	8,065	5,018
Series 15P
Zero coupon due 03/07/19	525	323
Series 16P
Zero coupon due 04/05/19	2,320	1,421
Series 19
Zero coupon due 06/06/16	1,185	846
Series A-P
Zero coupon due 10/06/17	345	231
Series B-P
Zero coupon due 04/06/18	785	509
Series C-P
Zero coupon due 11/30/17	1,820	1,205
Freddie Mac 4.125% due 12/21/12	3,725	3,844

		65,594

Multistrategy Bond Fund	99

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Treasuries - 1.8%
United States Treasury Inflation Indexed Bonds
0.875% due 04/15/10	13,641	13,802
2.375% due 04/15/11	339	360
3.375% due 01/15/12 (Ñ)	7,201	8,011
2.000% due 04/15/12 (Ñ)	5,488	5,814
2.000% due 01/15/14 (Ñ)	142	152
2.000% due 07/15/14 (Ñ)	33,461	35,678
2.375% due 01/15/17	10	11
2.625% due 07/15/17 (Ñ)	857	961
2.375% due 01/15/25	2,564	2,827
2.000% due 01/15/26 (Ñ)	1,694	1,776
2.375% due 01/15/27	3,855	4,291
3.625% due 04/15/28 (Ñ)	780	1,037
United States Treasury Notes
3.625% due 12/31/12	1,810	1,877
12.000% due 08/15/13 (Ñ)	315	331
13.250% due 05/15/14 (Ñ)	510	581
12.500% due 08/15/14 (Ñ)	605	698
4.250% due 11/15/14 (Ñ)	2,655	2,821
5.125% due 05/15/16 (Ñ)	90	100
4.875% due 08/15/16 (Ñ)	590	647
4.625% due 11/15/16 (Ñ)	80	86
4.625% due 02/15/17 (Ñ)	70	75
4.250% due 11/15/17 (Ñ)	1,875	1,969
6.000% due 02/15/26 (Ñ)	24,980	30,200
4.750% due 02/15/37 (Ñ)	2,345	2,498
United States Treasury Principal (Ñ)
Principal Only STRIP
Zero coupon due 11/15/21	5	3

		116,606

Total Long-Term Investments
(cost $7,018,593)		6,999,964

Common Stocks - 0.9%
Financial Services - 0.9%
Emerging Market Local Currency Fund (Æ)	2,273,059	26,890
Pacific Investment Management Co. Series High Yield Portfolio Institutional	3,137,054	26,131
UBS AG	3,800,000	2,323

Total Common Stocks
(cost $54,048)		55,344

	Principal Amount ($) or Shares		Market Value $

Preferred Stocks - 0.3%
Financial Services - 0.3%
Citigroup, Inc. (Æ)		32,100	842
Deutsche Bank Contingent Capital Trust II (Æ)		66,725	1,643
DG Funding Trust (Æ)(Å)		361	3,775
Federal National Mortgage Association (Æ)		280,375	7,407
Freddie Mac (Æ)(Ñ)		200	5,367
Harborview NIM Corp. (Æ)(Þ)		14,173	788

			19,822

Producer Durables - 0.0%
Nexen, Inc. (Æ)		15,695	368

Total Preferred Stocks
(cost $19,714)			20,190

Warrants & Rights - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. (Æ)(Þ) 2009 Warrants		1	—

Total Warrants & Rights
(cost $73)			—

	Notional Amount
Options Purchased - 0.2%
(Number of Contracts)
Euro-Bund Futures
Sep 2008 92.50 Put (1,308)	USD	3,270	8

Eurodollar Futures
Mar 2008 91.75 Put (1,500)	USD	3,750	9
Mar 2008 92.25 Put (2,723)	USD	6,808	17
Mar 2008 93.00 Put (436)	USD	1,090	3
Jun 2008 92.50 Put (500)	USD	1,250	3
Jun 2008 92.75 Put (472)	USD	1,180	3
Sep 2008 92.25 Put (615)	USD	1,538	4

Federal Funds Futures
Feb 2008 96.50 Put (481)	USD	2,004	5

Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 5.000% Feb 2008 0.00 Call (1)		24,600	1,025
USD Three Month LIBOR/USD 4.750% Mar 2008 0.00 Call (2)		95,700	3,519

100	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Options Purchased (Number of Contracts)	Notional Amount	Market Value $

USD Three Month LIBOR/USD 4.750% Sep 2008 0.00 Call (3)	98,500	3,215
USD Three Month LIBOR/USD 4.750% Dec 2008 0.00 Call (1)	49,600	1,504
USD Three Month LIBOR/USD 5.000% Dec 2008 0.00 Call (1)	125,500	4,356
USD Three Month LIBOR/USD 5.200% Feb 2009 0.00 Call (1)	39,000	1,436
USD Three Month LIBOR/USD 5.200% Jul 2009 0.00 Call (1)	16,100	178

Total Options Purchased
(cost $2,568)		15,285

	Principal Amount ($) or Shares

Short-Term Investments - 16.0%
Abbey National Treasury Services PLC
4.581% due 07/02/08	2,800	2,799
ALROSA Finance SA 8.125% due 05/06/08	4,240	4,269
American Express Bank FSB (Ê)
Series BKNT 4.091% due 10/16/08	3,000	2,990
American Express Centurion Bank (Ê)
Series BKNT 4.540% due 05/07/08	800	799
AMFM, Inc.
8.000% due 11/01/08	950	960
Amgen, Inc. (Ê)(Þ)
5.133% due 11/28/08	4,600	4,598
AT&T, Inc. (Ê)
4.959% due 05/15/08	3,300	3,299
5.080% due 11/14/08	3,400	3,397
Avista Corp.
9.750% due 06/01/08	1,045	1,066
AXA Financial, Inc.
6.500% due 04/01/08	325	327
Bank of America NA (Ê)
Series BKNT 4.966% due 12/18/08	400	400

	Principal Amount ($) or Shares	Market Value $
Barclays Bank PLC
5.400% due 03/17/08	5,500	5,500
Bear Stearns Cos., Inc. (The) (Ê)
Series MTNB 3.551% due 01/30/09	1,000	970
BellSouth Corp. (Ê)
4.969% due 08/15/08	1,300	1,299
Calyon NY
4.035% due 01/16/09	3,400	3,399
CIT Group, Inc. (Ê)
5.091% due 12/19/08	1,800	1,736
3.401% due 01/30/09	800	759
Citigroup Funding, Inc.
Zero coupon due 07/17/08	385	632
5.136% due 12/08/08 (Ê)	400	397
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNM 5.191% due 03/07/08	3,100	3,104
Citigroup, Inc.
3.500% due 02/01/08	4,640	4,640
4.898% due 12/26/08 (Ê)	3,200	3,198
3.291% due 01/30/09 (Ê)	400	397
Comcast LCI Holdings
7.625% due 02/15/08	100	100
Constellation Brands, Inc.
Series B 8.000% due 02/15/08	835	835
Countrywide Home Loans, Inc. (Ñ)
Series MTNL 3.250% due 05/21/08	680	657
CSC Holdings, Inc.
7.250% due 07/15/08	1,500	1,500
Delphi Corp., Second Lien Term Loan
7.375% due 07/01/08	400	400
Dexia Credit SA
3.233% due 09/29/08	11,300	11,293
Dominion Resources, Inc.
Series A 5.687% due 05/15/08	1,675	1,682
Entergy Gulf States, Inc.
3.600% due 06/01/08	235	234
5.896% due 12/08/08 (Ê)(Å)	570	572
Erac USA Finance Co. (Þ)
5.300% due 11/15/08	350	353
Fannie Mae REMICS
Series 1993-134 Class H 6.500% due 08/25/08	74	75

Multistrategy Bond Fund	101

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Bank System
Zero coupon due 02/14/08 (ç)(ž)	600	599
Series 577 (Ñ)
4.500% due 09/26/08	16,900	17,090
Series IY08
3.400% due 03/18/08	6,000	6,004
Ferro Corp.
9.125% due 01/01/09	1,500	1,530
Fortis Bank
5.270% due 04/28/08	3,400	3,400
Fortis Bank SA - NY (Ê)
Series YCD 3.216% due 06/30/08	2,700	2,698
Freddie Mac
3.450% due 03/12/08	6,000	6,000
Fresenius Medical Care Capital Trust II
7.875% due 02/01/08	1,204	1,204
Gazinvest Luxembourg SA for Gazprombank
7.250% due 10/30/08	2,300	2,326
General Electric Capital Corp.
4.686% due 01/05/09 (Ê)	800	801
Series MTNA (Ê)
3.344% due 07/28/08	2,000	2,001
GMAC LLC (Ñ)
5.125% due 05/09/08	1,190	1,188
Goldman Futures Cash	7,375	7,375
Goldman Sachs Group, Inc. (The)
4.924% due 12/23/08 (Ê)	800	795
Series MTNB (Ê)
4.974% due 12/22/08	1,800	1,792
HJ Heinz Co. (Þ)
6.428% due 12/01/08	200	206
HSBC Finance Corp.
5.121% due 09/15/08 (Ê)	4,500	4,489
4.125% due 12/15/08	175	176
JC Penney Corp., Inc.
7.375% due 08/15/08	1,500	1,518
JetBlue Airways Corp. (Ê)
Series 04-1 9.241% due 03/15/08	2,014	2,015
John Deere Capital Corp. (Ê)
4.308% due 07/15/08	800	801
John Hancock Financial Services, Inc.
5.625% due 12/01/08	120	122

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co. Kansas City Southern Railway	1,160	1,160
9.500% due 10/01/08	5,500	5,603
Lehman Brothers Holdings, Inc. (Ê)
3.984% due 10/22/08	1,800	1,779
3.335% due 11/24/08	1,400	1,380
Mandalay Resort Group
9.500% due 08/01/08	465	471
Mantis Reef, Ltd. (Å)
4.692% due 11/14/08	585	588
MBNA Corp. (Ê)
Series MTNF 3.590% due 05/05/08	780	781
Merrill Lynch & Co., Inc. (Ê)
5.091% due 06/16/08	6,800	6,771
Owens-Illinois, Inc.
7.350% due 05/15/08	650	651
Popular NA, Inc.
4.250% due 04/01/08	545	546
PSEG Energy Holdings LLC
8.625% due 02/15/08	94	94
Quebecor World Capital Corp. (Ø)(Ñ)
4.875% due 11/15/08	525	226
Residential Capital LLC (Ê)(Ñ)
5.646% due 06/09/08	3,540	3,027
Royal Bank of Scotland
5.265% due 03/26/08	400	400
Royal Bank of Scotland PLC (The) (Ê)(Þ)
3.944% due 07/21/08	800	801
Russell Investment Company Money Market Fund	789,207,000	789,207
Salomon Brothers AG for OAO Siberian Oil Co.
Series REGS 10.750% due 01/15/09	3,045	3,192
Santander US Debt SA Unipersonal (Ê)(Þ)
4.970% due 09/19/08	4,300	4,294
Skandinaviska Enskilda Banken
4.962% due 08/21/08	4,700	4,699
SLM Corp.
Series MTNA
3.541% due 07/25/08 (Ê)	6,200	6,065
4.000% due 01/15/09 (Ñ)	500	483
Societe Generale
5.271% due 06/30/08	6,900	6,881

102	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Stadshypotek Delaware, Inc.
4.300% due 04/08/08	29,700	29,381
Telefonos de Mexico SAB de CV
4.500% due 11/19/08	735	734
Transocean, Inc. (Ê)
5.341% due 09/05/08	2,000	1,993
Unicredit Luxembourg Finance SA (Ê)(Å)
3.768% due 10/24/08	5,610	5,600
Unicredito Italiano NY (Ê) Series YCD
4.855% due 05/06/08	6,300	6,297
Unicredito Italiano SpA
4.855% due 05/29/08	2,800	2,802
Union Pacific Corp.
6.625% due 02/01/08	265	265
United States Treasury Bills (ç)(ž)
2.904% due 03/13/08 (§)	45	45
2.961% due 03/13/08 (§)	590	588
2.971% due 03/13/08 (§)	550	548
3.054% due 03/13/08 (§)	220	219
3.067% due 03/13/08 (§)	210	209
3.099% due 03/13/08 (§)	50	50
3.137% due 03/13/08 (§)	70	70
3.165% due 03/13/08 (§)	500	498
3.182% due 03/13/08 (§)	15	15
3.261% due 03/27/08 (§)	1,850	1,841
2.467% due 06/19/08	150	149
United States Treasury Notes (Ñ)
3.000% due 02/15/08	130	130
3.375% due 02/15/08	300	300
VTB Capital SA (Ê)(Å)
5.494% due 08/01/08	3,100	3,085
VTB Capital SA for Vneshtorgbank (Ê)
Series REGS 5.494% due 08/01/08	1,840	1,817
Wachovia Bank NA (Ê)(Ñ)
Series BKNT 4.848% due 06/27/08	800	801
Wachovia Corp. (Ê)
3.301% due 10/28/08	3,000	2,999
Wal-Mart Stores, Inc. (Ê)
4.891% due 06/16/08	1,900	1,903

	Principal Amount ($) or Shares	Market Value $
Westpac Banking Corp. (Ê)
Series DPNT 4.500% due 06/06/08	1,300	1,299

Total Short-Term Investments
(cost $1,036,209)		1,035,503

Other Securities - 3.9%
Russell Investment Company Money Market Fund (×)	74,208,857	74,209
State Street Securities Lending Quality Trust (×)	177,497,971	177,498

Total Other Securities
(cost $251,707)		251,707

Total Investments - 129.5%
(identified cost $8,382,912)		8,377,993

Other Assets and Liabilities, Net - (29.5%)		(1,909,394)

Net Assets - 100.0%		6,468,599

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	103

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Euro-Bund Futures (Germany) expiration date 03/08 (145)	EUR	16,920	227
Euro-Schatz Futures expiration date 03/08 (286)	EUR	29,890	158
Eurodollar Futures (CME) expiration date 06/08 (2,212)	USD	539,230	12,304
expiration date 09/08 (432)	USD	105,359	2,936
expiration date 12/08 (2,430)	USD	591,918	11,901
expiration date 03/09 (199)	USD	48,389	779
expiration date 06/09 (6)	USD	1,456	26
expiration date 09/09 (111)
Germany Federal Republic 5 Year Bond (Germany) expiration date 03/08 (48)	EUR	5,308	(15)
LIBOR Futures expiration date 03/08 (35)	GBP	4,138	33
expiration date 06/08 (107)	GBP	12,698	146
expiration date 09/08 (158)	GBP	18,802	201
expiration date 12/08 (147)	GBP	17,519	250
expiration date 06/09 (17)	GBP	2,027	66
Long Gilt Bond (UK) expiration date 03/08 (16)	GBP	1,769	376
Three Month Short Sterling Interest Rate Futures (UK) expiration date 03/09 (51)	GBP	6,082	190
United States Treasury Bonds expiration date 03/08 (1,063)	USD	126,829	1,643
United States Treasury 2 Year Notes expiration date 03/08 (1,383)	USD	294,882	2,848
United States Treasury 5 Year Notes expiration date 03/08 (3,631)	USD	410,303	7,749
United States Treasury 10 Year Notes expiration date 03/08 (1,638)	USD	191,185	4,293

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Short Positions
Euro-Bobl Futures (Germany) expiration date 03/08 (564)	EUR	62,370	(903)
Eurodollar Futures (CME) expiration date 03/08 (40)	USD	9,710	—
expiration date 06/08 (68)	USD	16,577	(161)
expiration date 09/08 (68)	USD	16,584	(128)
expiration date 12/08 (68)	USD	16,564	(89)
expiration date 03/09 (68)	USD	16,535	(57)
expiration date 06/09 (68)	USD	16,501	(35)
expiration date 09/09 (106)	USD	25,677	(39)
expiration date 12/09 (106)	USD	25,635	(31)
Japanese 10 Year Bond (Japan) expiration date 03/08 (31)	JPY	427,025	(30)
United States Treasury Bonds expiration date 03/08 (16)	USD	1,909	(15)
United States Treasury 2 Year Notes expiration date 03/08 (388)	USD	82,840	(826)
United States Treasury 5 Year Notes expiration date 03/08 (1,683)	USD	190,179	(4,136)
United States Treasury 10 Year Notes expiration date 03/08 (2,124)	USD	246,440	(5,830)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			33,831

See accompanying notes which are an integral part of the financial statements.

104	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount		Market Value $

Swaptions (Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 5.100%
Feb 2008 0.00 Call (1)		10,900	(780)
USD Three Month LIBOR/USD 4.900%
Mar 2008 0.00 Call (2)		29,600	(1,787)
USD Three Month LIBOR/USD 4.950%
Mar 2008 0.00 Call (1)		12,000	(751)
USD Three Month LIBOR/USD 4.950%
Sep 2008 0.00 Call (3)		42,400	(2,335)
USD Three Month LIBOR/USD 5.000%
Dec 2008 0.00 Call (1)		16,600	(933)
USD Three Month LIBOR/USD 5.200%
Dec 2008 0.00 Call (1)		41,800	(2,747)
USD Three Month LIBOR/USD 5.450%
Feb 2009 0.00 Call (1)		17,000	(1,167)
USD Three Month LIBOR/USD 4.200%
Jul 2009 0.00 Call (1)		7,000	(173)

United States Treasury Bonds
Feb 2008 118.00 Call (41)	USD	4,838	(23)

Options Written (Number of Contracts)	Notional Amount		Market Value $
United States Treasury Notes
10 Year Futures
Feb 2008 114.00 Call (158)	USD	158	(459)
Feb 2008 110.00 Put (158)	USD	158	(2)
Feb 2008 114.00 Put (41)	USD	41	(6)
May 2008 118.00 Call (168)	USD	168	(228)
May 2008 114.00 Put (88)	USD	88	(143)

Total Liability for Options Written (premiums received $2,663)			(11,534)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	105

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,372	AUD	1,585	02/21/08	46
USD	297	AUD	335	02/28/08	3
USD	2,405	AUD	2,800	03/18/08	92
USD	8,879	AUD	9,917	03/19/08	(37)
USD	650	BRL	1,151	02/06/08	4
USD	883	BRL	1,571	02/06/08	10
USD	1,135	BRL	2,010	02/06/08	7
USD	1,135	BRL	2,043	02/06/08	25
USD	8,839	BRL	16,100	02/06/08	304
USD	9,277	BRL	16,597	02/06/08	158
USD	18,942	BRL	33,698	02/06/08	215
USD	1,180	BRL	2,105	02/11/08	14
USD	1,135	BRL	2,029	03/04/08	12
USD	1,135	BRL	2,029	03/04/08	12
USD	9,869	BRL	17,252	03/04/08	(117)
USD	496	CAD	485	03/18/08	(14)
USD	1,445	CHF	1,575	02/06/08	12
USD	8,485	CHF	9,338	03/19/08	163
USD	8,490	CHF	9,536	03/19/08	342
USD	8,879	CHF	9,675	03/19/08	81
USD	8,903	CHF	9,786	03/19/08	161
USD	8,955	CHF	9,731	03/19/08	57
USD	9,315	CHF	10,269	03/19/08	195
USD	2,665	EUR	1,822	02/26/08	43
USD	270	EUR	183	03/18/08	2
USD	837	EUR	581	03/18/08	25
USD	1,261	EUR	849	03/19/08	(1)
USD	7,392	EUR	5,004	03/19/08	37
USD	8,475	EUR	5,751	03/19/08	64
USD	8,476	EUR	5,754	03/19/08	67
USD	8,482	EUR	5,704	03/19/08	(13)
USD	8,484	EUR	5,773	03/19/08	86
USD	8,496	EUR	5,763	03/19/08	60
USD	8,756	EUR	5,909	03/19/08	17
USD	8,897	EUR	6,011	03/19/08	28
USD	8,934	EUR	6,116	03/19/08	147
USD	8,941	EUR	6,120	03/19/08	144
USD	8,955	EUR	6,095	03/19/08	95
USD	9,601	EUR	6,501	03/19/08	51
USD	12,743	EUR	8,630	03/19/08	69
USD	12,761	EUR	8,630	03/19/08	51
USD	16,991	EUR	11,464	03/19/08	29
USD	45	GBP	22	02/20/08	(1)
USD	548	GBP	277	03/06/08	1
USD	8,446	GBP	4,271	03/19/08	22
USD	8,472	GBP	4,180	03/19/08	(185)
USD	8,475	GBP	4,109	03/19/08	(328)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	8,903	GBP	4,575	03/19/08	168
USD	8,955	GBP	4,564	03/19/08	94
USD	16,998	GBP	8,645	03/19/08	142
USD	17,770	GBP	9,030	03/19/08	134
USD	308	INR	12,176	02/22/08	1
USD	2,140	INR	84,551	02/22/08	4
USD	5,312	INR	209,152	02/22/08	(9)
USD	674	JPY	73,465	02/07/08	17
USD	1,415	JPY	157,103	02/07/08	63
USD	18,433	JPY	2,004,000	02/13/08	429
USD	775	JPY	82,278	03/18/08	1
USD	1,715	JPY	181,320	03/18/08	(5)
USD	2,163	JPY	242,039	03/18/08	121
USD	4,245	JPY	455,531	03/19/08	52
USD	8,476	JPY	939,062	03/19/08	383
USD	8,478	JPY	932,699	03/19/08	321
USD	8,496	JPY	912,046	03/19/08	108
USD	8,885	JPY	950,411	03/19/08	81
USD	8,900	JPY	940,454	03/19/08	(27)
USD	8,903	JPY	940,582	03/19/08	(29)
USD	8,955	JPY	948,100	03/19/08	(10)
USD	12,833	JPY	1,371,693	03/19/08	108
USD	16,992	JPY	1,828,845	03/19/08	262
USD	1,693	JPY	180,712	04/01/08	13
USD	12,201	JPY	1,307,290	04/23/08	159
USD	10,527	KRW	10,014,502	04/16/08	63
USD	1,879	MXN	20,538	03/18/08	8
USD	3,515	MXN	38,840	05/06/08	33
USD	1,010	MYR	3,407	02/04/08	43
USD	1,052	MYR	3,407	02/04/08	1
USD	1,045	MYR	3,407	05/21/08	7
USD	2,011	RUB	49,151	04/01/08	(6)
USD	17,057	SEK	110,000	02/15/08	224
USD	4,876	SEK	32,016	03/18/08	148
USD	8,472	SEK	54,077	03/19/08	14
USD	1,296	SGD	1,868	02/20/08	23
USD	1,970	SGD	2,838	02/20/08	34
USD	8,102	SGD	11,800	02/20/08	232
USD	1,300	TRY	1,535	02/01/08	10
USD	7,137	ZAR	48,815	03/13/08	(674)
AUD	171	USD	151	03/18/08	(1)
AUD	635	USD	552	03/18/08	(14)
AUD	705	USD	616	03/18/08	(13)
AUD	1,645	USD	1,426	03/18/08	(41)
AUD	1,939	USD	1,700	03/18/08	(29)
AUD	2,835	USD	2,488	03/18/08	(40)
AUD	10,353	USD	8,903	03/19/08	(327)

See accompanying notes which are an integral part of the financial statements.

106	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
BRL	2,020	USD	1,135	02/06/08	(12)
BRL	2,020	USD	1,135	02/06/08	(12)
BRL	2,505	USD	1,410	02/06/08	(12)
BRL	16,281	USD	9,134	02/06/08	(112)
BRL	16,281	USD	9,060	02/06/08	(186)
BRL	16,800	USD	9,254	02/06/08	(287)
BRL	17,252	USD	9,909	02/06/08	112
BRL	2,099	USD	1,180	02/11/08	(11)
BRL	16,597	USD	9,122	05/15/08	(142)
BRL	33,698	USD	18,638	05/15/08	(170)
CAD	8,469	USD	8,303	02/13/08	(129)
CAD	1,575	USD	1,567	02/29/08	—
CAD	257	USD	253	03/18/08	(3)
CAD	803	USD	790	03/18/08	(9)
CAD	8,386	USD	8,490	03/19/08	147
CHF	1,571	USD	1,445	02/06/08	(9)
CHF	9,351	USD	8,497	03/19/08	(163)
CHF	9,738	USD	8,955	03/19/08	(64)
CHF	19,489	USD	17,774	03/19/08	(275)
EUR	26	USD	39	02/01/08	—
EUR	11,700	USD	17,163	02/11/08	(226)
EUR	7,696	USD	11,263	02/26/08	(171)
EUR	430	USD	634	03/18/08	(4)
EUR	1,230	USD	1,812	03/18/08	(14)
EUR	5,232	USD	7,677	03/19/08	(90)
EUR	5,696	USD	8,296	03/19/08	(160)
EUR	5,749	USD	8,496	03/19/08	(39)
EUR	5,773	USD	8,496	03/19/08	(75)
EUR	5,777	USD	8,472	03/19/08	(104)
EUR	5,940	USD	8,648	03/19/08	(170)
EUR	5,962	USD	8,885	03/19/08	33
EUR	6,038	USD	8,741	03/19/08	(223)
EUR	6,145	USD	8,900	03/19/08	(223)
EUR	6,180	USD	8,900	03/19/08	(275)
EUR	6,261	USD	9,065	03/19/08	(231)
EUR	12,138	USD	17,821	03/19/08	(200)
EUR	5,851	NOK	47,453	03/19/08	8
EUR	5,851	NOK	47,453	03/19/08	48
EUR	11,392	SEK	106,342	03/19/08	(378)
EUR	11,392	SEK	106,342	03/19/08	153
GBP	941	USD	1,943	02/20/08	74
GBP	479	USD	950	03/19/08	1
GBP	1,029	USD	1,994	03/19/08	(46)
GBP	3,689	USD	7,505	03/19/08	191
GBP	4,135	USD	8,472	03/19/08	274
GBP	4,142	USD	8,507	03/19/08	293
GBP	4,142	USD	8,534	03/19/08	321

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	4,289	USD	8,490	03/19/08	(13)
GBP	4,523	USD	8,887	03/19/08	(80)
GBP	4,583	USD	8,900	03/19/08	(187)
GBP	4,642	USD	9,444	03/19/08	239
GBP	8,285	USD	17,062	03/19/08	635
ISK	624,000	USD	9,453	02/13/08	(136)
JPY	5,080	USD	47	02/01/08	—
JPY	39,539	USD	369	02/01/08	(3)
JPY	149,191	USD	1,396	02/21/08	(9)
JPY	90,914	USD	855	03/18/08	(3)
JPY	91,169	USD	855	03/18/08	(5)
JPY	91,941	USD	855	03/18/08	(12)
JPY	126,547	USD	1,200	03/18/08	6
JPY	218,385	USD	2,060	03/18/08	—
JPY	484,015	USD	4,370	03/18/08	(196)
JPY	919,851	USD	8,475	03/19/08	(203)
JPY	924,587	USD	8,495	03/19/08	(228)
JPY	937,439	USD	8,903	03/19/08	59
JPY	940,964	USD	8,490	03/19/08	(387)
JPY	943,587	USD	8,900	03/19/08	(2)
JPY	947,267	USD	8,938	03/19/08	1
JPY	947,852	USD	8,887	03/19/08	(55)
JPY	1,885,744	USD	16,968	03/19/08	(823)
JPY	206,250	USD	1,925	04/23/08	(25)
JPY	615,400	USD	5,878	04/23/08	59
MXN	168,853	USD	15,327	04/15/08	(140)
MYR	3,407	USD	1,042	02/04/08	(10)
MYR	3,407	USD	1,052	02/04/08	(1)
NOK	47,011	USD	8,472	03/19/08	(189)
NOK	49,493	USD	8,955	03/19/08	(164)
SEK	53,594	USD	8,475	03/19/08	65
SEK	54,063	USD	8,497	03/19/08	13
SEK	54,425	USD	8,478	03/19/08	(62)
SEK	58,391	USD	8,900	03/19/08	(263)
SEK	21,620	USD	3,378	03/20/08	(14)
TRY	1,535	USD	1,305	02/01/08	(6)

Total Unrealized Appreciation (Depreciation) on OpenForeign Currency Exchange Contracts					(178)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	107

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

CMBS AAA 10 Year Index	Bank of America	USD	5,000	CMBS AAA 10 Year Index minus 0.100%	02/29/08	(252)
CMBS AAA 10 Year Index	Bank of America	USD	3,000	CMBS AAA 10 Year Index minus 0.550%	05/30/08	(152)
CMBS AAA 10 Year Index	Bank of America	USD	8,000	CMBS AAA 10 Year Index minus 0.750%	05/30/08	(407)
CMBS AAA 10 Year Index	Bank of America	USD	10,000	CMBS AAA 10 Year Index minus 1.000%	05/30/08	512
CMBS AAA 10 Year Index	Bank of America	USD	9,000	CMBS AAA 10 Year Index minus 1.250%	05/30/08	(462)
CMBS AAA 10 Year Index	Citibank	USD	5,000	CMBS AAA 10 Year Index minus 1.150%	05/30/08	(256)
CMBS AAA 10 Year Index	Citibank	USD	6,000	CMBS AAA 10 Year Index minus 1.500%	05/30/08	(309)
CMBS AAA 10 Year Index	Deutsche Bank	USD	3,200	CMBS AAA 10 Year Index minus 1.000%	05/30/08	(163)
CMBS AAA 10 Year Index	JP Morgan	USD	15,000	CMBS AAA 10 Year Index minus 1.250%	05/30/08	771
CMBS AAA 10 Year Index	JP Morgan	USD	7,000	CMBS AAA 10 Year Index minus 1.300%	05/30/08	(360)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(1,078)

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Bank of America	USD	37,500	5.473%	Three Month LIBOR	06/14/11	2,659
Bank of America	USD	27,000	Three Month LIBOR	4.500%	06/18/13	(1,024)
Bank of America	USD	49,100	4.500%	Three Month LIBOR	06/18/13	1,861
Bank of America	USD	65,100	4.500%	Three Month LIBOR	06/18/13	2,468
Bank of America	USD	13,200	5.548%	Three Month LIBOR	06/14/16	1,355
Bank of America	USD	6,000	Three Month LIBOR	5.000%	06/18/18	(323)
Bank of America	USD	15,700	Three Month LIBOR	5.250%	06/18/23	(987)
Bank of America	USD	15,700	Three Month LIBOR	5.250%	06/18/23	(987)
Bank of America	USD	19,000	Three Month LIBOR	5.250%	06/18/23	(1,195)
Bank of America	USD	5,900	5.250%	Three Month LIBOR	06/18/28	343
Bank of America	USD	7,000	5.628%	Three Month LIBOR	06/16/36	887
Bank of America	USD	8,700	Three Month LIBOR	5.000%	06/18/38	(205)
Barclays Bank PLC	BRL	5,600	11.360%	Brazil Interbank Deposit Rate	01/04/10	(75)
Barclays Bank PLC	BRL	3,900	Brazil Interbank Deposit Rate	12.540%	01/02/12	(16)
Barclays Bank PLC	EUR	55,040	Six Month LIBOR	4.500%	12/19/09	(623)
Barclays Bank PLC	EUR	2,800	Consumer Price Index (France)	2.103%	10/15/10	32
Barclays Bank PLC	EUR	21,200	4.250%	Six Month LIBOR	06/18/13	297

See accompanying notes which are an integral part of the financial statements.

108	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Barclays Bank PLC	EUR	69,985	Six Month LIBOR	4.250%	06/18/13	(980)
Barclays Bank PLC	EUR	690	Six Month LIBOR	4.500%	12/19/17	(9)
Barclays Bank PLC	EUR	5,090	Six Month LIBOR	4.500%	12/19/17	(68)
Barclays Bank PLC	EUR	6,610	4.750%	Six Month LIBOR	06/18/38	89
Barclays Bank PLC	GBP	3,700	6.000%	Six Month LIBOR	03/20/09	67
Barclays Bank PLC	GBP	9,340	Six Month LIBOR	5.250%	06/18/13	(267)
Barclays Bank PLC	GBP	600	Six Month LIBOR	4.000%	12/15/36	130
Barclays Bank PLC	JPY	180,000	2.000%	Six Month LIBOR	12/19/17	64
Barclays Bank PLC	SEK	204,700	Three Month LIBOR	4.750%	06/18/18	(405)
Barclays Bank PLC	USD	2,600	4.000%	Three Month LIBOR	06/18/10	54
Barclays Bank PLC	USD	8,000	Three Month LIBOR	5.250%	06/18/38	(522)
Bear Stearns	USD	110,200	Three Month LIBOR	5.282%	08/20/14	(8,417)
BNP Paribas	EUR	23,230	4.250%	Six Month LIBOR	06/22/09	36
Citibank	GBP	19,250	5.250%	Six Month LIBOR	06/18/13	551
Citibank	GBP	850	5.250%	Six Month LIBOR	06/18/18	39
Citibank	JPY	4,640,000	Six Month LIBOR	1.250%	06/18/13	(244)
Citibank	JPY	4,678,000	Six Month LIBOR	1.250%	06/18/13	(246)
Citibank	JPY	2,443,000	1.750%	Six Month LIBOR	12/19/14	723
Citibank	MXN	2,300	8.170%	Mexico Interbank 28 Day Deposit Rate	11/04/16	2
Citibank	USD	700	Three Month LIBOR	5.000%	06/18/38	(16)
Credit Suisse First Boston	EUR	5,590	4.500%	Six Month LIBOR	06/18/18	77
Credit Suisse First Boston	EUR	19,270	4.500%	Six Month LIBOR	06/18/18	267
Credit Suisse First Boston	EUR	4,810	4.500%	Six Month LIBOR	12/19/37	(233)
Credit Suisse First Boston	EUR	4,380	4.750%	Six Month LIBOR	06/18/38	(16)
Credit Suisse First Boston	EUR	6,070	4.750%	Six Month LIBOR	06/18/38	82
Credit Suisse First Boston	EUR	6,610	4.750%	Six Month LIBOR	06/18/38	(73)
Credit Suisse First Boston	SEK	224,000	Three Month LIBOR	4.750%	06/18/18	(443)
Credit Suisse First Boston	USD	47,730	Three Month LIBOR	4.500%	06/18/13	(1,809)
Credit Suisse First Boston	USD	5,270	Three Month LIBOR	5.250%	06/18/38	(319)
Credit Suisse First Boston	USD	8,000	Three Month LIBOR	5.250%	06/18/38	(502)
Deutsche Bank	AUD	42,910	6.500%	Six Month LIBOR	12/19/12	(1,211)
Deutsche Bank	EUR	400	5.000%	Six Month LIBOR	12/19/09	10
Deutsche Bank	EUR	21,370	4.250%	Six Month LIBOR	06/18/13	332
Deutsche Bank	EUR	5,600	4.500%	Six Month LIBOR	06/18/18	78
Deutsche Bank	EUR	6,070	Six Month LIBOR	4.750%	06/18/38	(82)
Deutsche Bank	EUR	8,750	4.750%	Six Month LIBOR	06/18/38	(21)
Deutsche Bank	JPY	1,472,000	1.183%	Six Month LIBOR	12/17/10	84
Deutsche Bank	JPY	1,937,000	1.170%	Six Month LIBOR	12/17/10	106
Deutsche Bank	JPY	1,937,000	1.160%	Six Month LIBOR	12/17/10	102
Deutsche Bank	JPY	3,848,000	1.181%	Six Month LIBOR	12/17/10	218
Deutsche Bank	JPY	4,045,000	1.183%	Six Month LIBOR	12/17/10	230
Deutsche Bank	JPY	933,000	Six Month LIBOR	1.703%	12/17/15	(155)
Deutsche Bank	JPY	1,224,000	Six Month LIBOR	1.670%	12/17/15	(178)
Deutsche Bank	JPY	1,224,000	Six Month LIBOR	1.641%	12/17/15	(156)
Deutsche Bank	JPY	2,436,000	Six Month LIBOR	1.699%	12/17/15	(399)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	109

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Deutsche Bank	JPY	2,561,000	Six Month LIBOR	1.691%	12/17/15	(406)
Deutsche Bank	JPY	340,000	2.000%	Six Month LIBOR	12/19/17	121
Deutsche Bank	JPY	3,816,000	Six Month LIBOR	2.000%	12/19/17	(1,452)
Deutsche Bank	JPY	189,000	2.595%	Six Month LIBOR	12/17/38	34
Deutsche Bank	JPY	245,000	2.570%	Six Month LIBOR	12/17/38	31
Deutsche Bank	JPY	245,000	2.540%	Six Month LIBOR	12/17/38	16
Deutsche Bank	JPY	490,000	2.594%	Six Month LIBOR	12/17/38	86
Deutsche Bank	JPY	515,000	2.585%	Six Month LIBOR	12/17/38	82
Deutsche Bank	SEK	182,000	Three Month LIBOR	4.500%	12/19/17	179
Deutsche Bank	USD	37,900	4.000%	Three Month LIBOR	06/18/10	793
Deutsche Bank	USD	101,280	Three Month LIBOR	4.315%	11/17/10	(2,245)
Deutsche Bank	USD	52,350	Three Month LIBOR	3.780%	12/24/10	(565)
Deutsche Bank	USD	20,640	Three Month LIBOR	4.000%	12/29/10	(305)
Deutsche Bank	USD	31,990	Three Month LIBOR	3.868%	12/29/10	(393)
Deutsche Bank	USD	49,780	Three Month LIBOR	3.658%	01/07/11	(405)
Deutsche Bank	USD	26,060	Three Month LIBOR	3.161%	01/28/11	49
Deutsche Bank	USD	26,600	Three Month LIBOR	4.500%	06/18/13	(1,008)
Deutsche Bank	USD	43,000	Three Month LIBOR	4.500%	06/18/13	(1,630)
Deutsche Bank	USD	77,500	4.500%	Three Month LIBOR	06/18/13	2,938
Deutsche Bank	USD	90,100	Three Month LIBOR	4.500%	06/18/13	(3,416)
Deutsche Bank	USD	117,300	4.500%	Three Month LIBOR	06/18/13	4,447
Deutsche Bank	USD	89,300	4.920%	Three Month LIBOR	11/17/15	3,990
Deutsche Bank	USD	45,700	4.520%	Three Month LIBOR	12/24/15	834
Deutsche Bank	USD	18,100	4.745%	Three Month LIBOR	12/29/15	568
Deutsche Bank	USD	28,000	4.630%	Three Month LIBOR	12/29/15	688
Deutsche Bank	USD	43,400	4.487%	Three Month LIBOR	01/07/16	672
Deutsche Bank	USD	22,600	4.224%	Three Month LIBOR	01/28/16	(33)
Deutsche Bank	USD	7,300	5.000%	Three Month LIBOR	06/18/18	386
Deutsche Bank	USD	19,000	Three Month LIBOR	5.250%	06/18/23	(1,195)
Deutsche Bank	USD	25,600	5.250%	Three Month LIBOR	06/18/23	1,610
Deutsche Bank	USD	26,100	Three Month LIBOR	5.250%	06/18/23	(1,718)
Deutsche Bank	USD	7,000	Three Month LIBOR	5.250%	06/18/28	(407)
Deutsche Bank	USD	10,550	Three Month LIBOR	5.250%	06/18/38	(671)
Deutsche Bank	USD	24,930	Three Month LIBOR	5.309%	11/17/38	(1,532)
Deutsche Bank	USD	12,540	Three Month LIBOR	5.011%	12/24/38	(162)
Deutsche Bank	USD	4,980	Three Month LIBOR	5.215%	12/29/38	(220)
Deutsche Bank	USD	7,720	Three Month LIBOR	5.121%	12/29/38	(230)
Deutsche Bank	USD	11,900	Three Month LIBOR	5.017%	01/07/39	(255)
Deutsche Bank	USD	6,210	Three Month LIBOR	4.939%	01/28/39	1
Goldman Sachs	BRL	1,400	11.465%	Brazil Interbank Deposit Rate	01/04/10	(17)
Goldman Sachs	EUR	800	4.000%	Six Month LIBOR	03/20/09	(1)
Goldman Sachs	EUR	800	1.960%	Consumer Price Index (France)	03/30/12	(14)
Goldman Sachs	GBP	400	5.000%	Six Month LIBOR	06/15/09	(2)
Goldman Sachs	GBP	24,600	6.000%	Six Month LIBOR	06/19/09	540
Goldman Sachs	GBP	1,600	Six Month LIBOR	5.500%	12/15/36	(393)

See accompanying notes which are an integral part of the financial statements.

110	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Goldman Sachs	MXN	15,700	7.780%	Mexico Interbank 28 Day Deposit Rate	04/03/12	(2)
Goldman Sachs	USD	21,405	4.987%	Three Month LIBOR	05/02/12	(1,357)
HSBC	GBP	200	Six Month LIBOR	4.000%	12/15/36	43
JP Morgan	BRL	39,200	12.700%	Brazil Interbank Deposit Rate	01/04/10	3
JP Morgan	BRL	44,500	12.700%	Brazil Interbank Deposit Rate	01/04/10	3
JP Morgan	EUR	5,800	4.500%	Six Month LIBOR	03/19/10	97
JP Morgan	EUR	2,500	1.948%	Consumer Price Index (France)	03/15/12	(43)
JP Morgan	USD	28,000	4.500%	Three Month LIBOR	06/18/11	1,034
JP Morgan	USD	21,100	Three Month LIBOR	4.500%	06/18/13	(800)
JP Morgan	USD	47,000	4.500%	Three Month LIBOR	06/18/13	1,782
JP Morgan	USD	47,000	4.500%	Three Month LIBOR	06/18/13	1,782
JP Morgan	USD	81,800	4.500%	Three Month LIBOR	06/18/13	3,101
JP Morgan	USD	43,300	5.000%	Three Month LIBOR	06/18/15	2,605
JP Morgan	USD	116,400	5.000%	Three Month LIBOR	06/18/15	7,003
JP Morgan	USD	7,200	5.000%	Three Month LIBOR	06/18/18	380
JP Morgan	USD	7,200	5.000%	Three Month LIBOR	06/18/18	380
JP Morgan	USD	11,700	5.000%	Three Month LIBOR	06/18/18	618
JP Morgan	USD	12,500	5.000%	Three Month LIBOR	06/18/18	660
JP Morgan	USD	7,000	Three Month LIBOR	5.250%	06/18/28	(407)
JP Morgan	USD	7,000	Three Month LIBOR	5.250%	06/18/28	(407)
JP Morgan	USD	11,200	Three Month LIBOR	5.250%	06/18/28	(651)
JP Morgan	USD	21,300	Three Month LIBOR	5.250%	06/18/28	1,238
JP Morgan	USD	21,300	5.250%	Three Month LIBOR	06/18/28	(1,238)
JP Morgan	USD	9,300	5.250%	Three Month LIBOR	06/18/38	586
Lehman Brothers	GBP	12,600	4.500%	Six Month LIBOR	09/20/09	(205)
Lehman Brothers	JPY	3,356,000	1.188%	Six Month LIBOR	12/17/10	194
Lehman Brothers	JPY	2,127,000	Six Month LIBOR	1.709%	12/17/15	(361)
Lehman Brothers	JPY	431,000	2.648%	Six Month LIBOR	12/17/38	123
Lehman Brothers	USD	32,800	5.335%	Three Month LIBOR	05/22/17	2,891
Lehman Brothers	USD	24,600	5.371%	Three Month LIBOR	05/23/17	2,234
Lehman Brothers	USD	51,000	5.336%	Three Month LIBOR	05/24/17	4,491
Lehman Brothers	USD	46,100	5.403%	Three Month LIBOR	05/25/17	4,301
Lehman Brothers	USD	63,000	5.440%	Three Month LIBOR	05/29/17	6,053
Merrill Lynch	BRL	1,200	12.948%	Brazil Interbank Deposit Rate	01/04/10	3
Merrill Lynch	BRL	3,700	11.430%	Brazil Interbank Deposit Rate	01/04/10	(47)
Merrill Lynch	GBP	29,800	4.500%	Six Month LIBOR	09/20/09	(484)
Merrill Lynch	GBP	9,370	Six Month LIBOR	5.250%	06/18/13	(268)
Merrill Lynch	GBP	300	Six Month LIBOR	4.000%	12/15/35	26
Merrill Lynch	USD	24,300	4.000%	Three Month LIBOR	06/18/10	508
Morgan Stanley	EUR	3,200	4.500%	Six Month LIBOR	03/19/10	53
Royal Bank of Scotland	EUR	900	1.955%	Consumer Price Index (France)	03/28/12	(16)
Royal Bank of Scotland	GBP	500	6.000%	Six Month LIBOR	03/20/09	9
Royal Bank of Scotland	GBP	3,700	6.000%	Six Month LIBOR	06/19/09	81

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	111

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Royal Bank of Scotland	GBP	200	Six Month LIBOR	5.500%	12/15/36	(49)
Royal Bank of Scotland	GBP	1,600	Six Month LIBOR	4.000%	12/15/36	347
Royal Bank of Scotland	USD	16,100	4.000%	Three Month LIBOR	06/18/10	271
Royal Bank of Scotland	USD	200	Three Month LIBOR	4.000%	06/18/13	—
UBS	AUD	26,900	7.000%	Three Month LIBOR	09/15/09	(58)
UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	(15)
UBS	GBP	9,080	5.250%	Six Month LIBOR	06/18/13	260

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($3,173)						27,179

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	5,000	0.090%		08/25/37	(1,293)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	5,000	0.090%		08/25/37	(1,293)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	2,600	0.760%		01/25/38	(806)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	4,000	0.760%		01/25/38	(1,176)
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	7,100	0.110%		05/25/46	(922)
Anadarko Petroleum Corp.	Goldman Sachs	USD	500	0.150%		03/20/08	—
Argentina Government International Bond	Deutsche Bank	USD	3,220	(4.984%	)	09/20/12	38
Argentina Government International Bond	Deutsche Bank	USD	3,270	(4.786%	)	09/20/12	13
Argentina Government International Bond	JP Morgan	USD	2,830	(5.055%	)	09/20/12	41
Argentina Government International Bond	Lehman Brothers	USD	8,000	1.700%		08/20/08	15
Brazilian Government International Bond	Lehman Brothers	USD	5,200	1.120%		11/20/11	(8)
Brazilian Government International Bond	Morgan Stanley	USD	500	1.660%		03/20/13	6
Chesapeake Energy Corp.	Lehman Brothers	USD	8,000	0.750%		09/20/08	(19)
Corning, Inc.	Morgan Stanley	USD	3,270	(0.320%	)	03/20/12	33
Countrywide Home Loans	Salomon Smith Barney	USD	200	2.350%		03/20/13	(13)
Countrywide Home Loans	Salomon Smith Barney	USD	1,025	2.400%		03/20/13	(63)
Countrywide Home Loans	JP Morgan	USD	1,175	2.300%		03/20/13	(77)
Countrywide Home Loans	Lehman Brothers	USD	5,628	0.480%		06/20/12	(741)
Countrywide Home Loans	Lehman Brothers	USD	5,630	(0.710%	)	06/20/17	(823)
Custom FTD Basket*	Morgan Stanley	USD	15,600	11.400%		08/20/08	—
Dow Jones CDX High Volatility Index	Bear Stearns	USD	200,000	0.600%		12/20/12	(4,076)
Dow Jones CDX High Volatility Index	Citibank	USD	5,100	0.355%		06/20/12	(134)

Dow Jones CDX High Volatility Index	Citibank	USD	5,000	0.360%		06/20/12	(131)
Dow Jones CDX High Volatility Index	Citibank	USD	1,100	0.401%		06/20/12	(27)
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,100	1.833%		06/20/12	(87)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	1,100	2.080%		06/20/12	(77)

See accompanying notes which are an integral part of the financial statements.

112	Multistrategy Bond Fund

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	500	2.170%		06/20/12	(33)
E.I. du Pont de Nemours and Co.	Lehman Brothers	USD	1,625	(0.300%	)	03/20/13	(4)
Ford Motor Corp. Capital Trust II	Lehman Brothers	USD	2,210	1.100%		03/20/08	(6)
Ford Motor Credit Co.	Barclays Bank PLC	USD	700	5.650%		09/20/12	(33)
Ford Motor Credit Co.	Goldman Sachs	USD	300	3.850%		09/20/12	(30)
Ford Motor Credit Co.	Lehman Brothers	USD	1,520	1.200%		03/20/08	(4)
Ford Motor Credit Co.	Lehman Brothers	USD	2,200	2.200%		03/20/08	(2)
Ford Motor Credit Co.	Lehman Brothers	USD	1,500	5.150%		09/20/12	(93)
Gaz Capital for Gazprom	Barclays Bank PLC	USD	3,500	1.600%		12/20/12	(86)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	500	0.970%		12/20/12	(25)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	500	1.020%		12/20/12	(24)
Gaz Capital for Gazprom	JP Morgan	USD	300	0.970%		11/20/08	(1)
Gaz Capital for Gazprom	JP Morgan	USD	1,000	0.360%		05/20/09	(17)
Gaz Capital for Gazprom	Morgan Stanley	USD	200	2.180%		02/20/13	—
General Motors Acceptance Corp.	Bank of America	USD	4,000	1.000%		09/20/08	(171)
General Motors Acceptance Corp.	Lehman Brothers	USD	4,000	3.600%		09/20/08	(106)
General Motors Acceptance Corp.	Merrill Lynch	USD	400	1.850%		09/20/09	(39)
General Motors Acceptance Corp.	Morgan Stanley	USD	5,000	0.970%		09/20/08	(214)
General Motors Corp.	Citibank	USD	10,000	4.630%		12/20/12	(1,083)
General Motors Corp.	Lehman Brothers	USD	5,000	2.300%		09/20/08	(29)
Goldman Sachs Group, Inc.	Credit Suisse First Boston	USD	3,300	0.940%		09/20/12	12
Goldman Sachs Group, Inc.	Deutsche Bank	USD	1,700	0.880%		09/20/12	2
Indonesia Government International Bond	JP Morgan	USD	1,000	0.390%		12/20/08	(6)
Indonesia Government International Bond	Lehman Brothers	USD	400	0.400%		12/20/08	(2)
Kazkommerts International BV	Lehman Brothers	USD	2,700	4.250%		10/20/12	(222)
Lyondell Chemical Co.	Lehman Brothers	USD	2,805	0.500%		09/20/12	(569)
MeadWestvaco Corp.	Lehman Brothers	USD	1,640	(4.000%	)	09/20/12	(15)
MeadWestvaco Corp.	Lehman Brothers	USD	6,600	(1.100%	)	03/20/13	—
MediaCom LLC	Lehman Brothers	USD	3,500	1.200%		03/20/08	(22)
Mexico Government International Bond	JP Morgan	USD	2,400	0.920%		03/20/16	(47)
Mexico Government International Bond	Lehman Brothers	USD	1,655	(0.490%	)	12/20/12	(40)
Mexico Government International Bond	Lehman Brothers	USD	1,655	(0.630%	)	12/20/12	(29)
Nordstrom, Inc.	JP Morgan	USD	2,750	(0.870%	)	12/20/17	(34)
Panama Government International Bond	JP Morgan	USD	300	1.250%		01/20/17	(18)
Pitney Bowes Inc.	Lehman Brothers	USD	3,275	(0.220%	)	09/20/12	(70)
Residential Capital LLC	Lehman Brothers	USD	800	5.000%		09/20/08	(133)
Russia Government International Bond	Morgan Stanley	USD	200	0.245%		06/20/08	—
Russia Government International Bond	Morgan Stanley	USD	2,900	0.795%		08/20/12	(41)
Russia Government International Bond	Morgan Stanley	USD	300	0.800%		03/20/16	(11)
Russia Government International Bond	Morgan Stanley	USD	300	0.780%		03/20/16	(11)
Sunguard Data Systems	Lehman Brothers	USD	8,000	3.500%		09/20/12	(338)

Talisman Energy Inc.	Lehman Brothers	USD	1,325	(0.510%	)	09/20/12	(9)
Temple-Inland, Inc.	Lehman Brothers	USD	2,260	(1.400%	)	03/20/13	—
The Neiman Marcus Group	Lehman Brothers	USD	4,000	1.100%		09/20/08	(34)
Ukraine SP Dub	JP Morgan	USD	4,500	0.730%		04/20/09	(38)

See accompanying notes which are an integral part of the financial statements.

Multistrategy Bond Fund	113

Russell Investment Company

Multistrategy Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $
Univision Communications Inc.	Lehman Brothers	USD	8,000	1.750%		12/20/08	657
Verizon Communications Inc.	Lehman Brothers	USD	10,940	(0.180%	)	06/20/12	(118)
Weyerhaeuser Company	Lehman Brothers	USD	3,260	(0.700%	)	09/20/12	94

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($9,249)							(14,662)

* Underlying entities for first-to-default basket consist of six Eastern European and Central Asian Financial Institutions.

See accompanying notes which are an integral part of the financial statements.

114	Multistrategy Bond Fund

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — January 31, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments	115

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — January 31, 2008 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

116	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Quarterly Report — January 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). These financial statements report on six of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Funds, providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory, administrative and transfer agency services.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the Fair Value Procedures. The effect of fair value

Notes to Quarterly Report	117

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

118	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). The International Securities and Global Equity Funds may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Global Equity and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at January 31, 2008 are presented on the Schedules of Investments for the applicable Funds.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Multistrategy Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower.

Notes to Quarterly Report	119

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended January 31, 2008, the Multistrategy Bond Fund had $3,058,054 in unfunded loan commitments.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of January 31, 2008, the MultiStrategy Bond Fund had a cash collateral balance of $8,535,000 in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Funds or to effect investment transactions consistent with the Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

120	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

The Multistrategy Bond, Global Equity and International Securities Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are counterparty agreements and can be customized to meet each party’s needs and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back to the original party. Credit default swaps are counterparty agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Short Sales

The Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short.) As of January 31, 2008, $1,465,835,307 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the International Securities Fund and Global Equity Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments.

Notes to Quarterly Report	121

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and Other Asset-Backed Securities

The Multistrategy Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of mortgages (“mortgage-backed securities”), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal

122	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed Bonds

The Multistrategy Bond Fund and may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended January 31, 2008 for the following Funds were as follows:

	International Securities		Multistrategy Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2007	—	$—	17,035	$5,536,309
Opened	1,213	5,422,446	4,634	1,583,069
Closed	(864)	(3,838,010)	(9,699)	(2,442,657)
Expired	—	—	(11,305)	(2,013,557)

Outstanding January 31, 2008	349	$1,584,436	665	$2,663,164

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as

Notes to Quarterly Report	123

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of January 31, 2008, the non-cash collateral pledged for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Diversified Equity	$13,282,057	Pool of US Government securities
International Securities	22,074,730	Pool of US Government securities
Quantitative Equity	7,941,653	Pool of US Government securities
Special Growth	7,494,682	Pool of US Government securities
Global Equity	5,584,053	Pool of US Government securities

4.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company’s securities lending program, in the RIC Money Market Fund. As of January 31, 2008, $506,730,066 of the Money Market Fund’s net assets represents investments by the Funds.

5.	Federal Income Taxes

At January 31, 2008, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Diversified Equity Fund	Special Growth Fund	Quantitative Equity

Cost of Investments	$4,270,045,258	$1,931,867,337	$4,664,987,108

Unrealized Appreciation	496,022,608	243,809,094	332,793,606
Unrealized Depreciation	(177,092,880)	(265,920,380)	(211,956,918)

Net Unrealized Appreciation (Depreciation)	$318,929,728	$(22,111,286)	$120,836,688

	International Securities Fund	Global Equity Fund	Multistrategy Bond Fund
Cost of Investments	$3,925,833,684	$1,211,721,830	$8,386,463,066

Unrealized Appreciation	463,679,116	79,240,461	187,863,655
Unrealized Depreciation	(168,641,085)	(106,678,130)	(196,333,924)

Net Unrealized Appreciation (Depreciation)	$295,038,031	$(27,437,669)	$(8,470,269)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

124	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RFSC or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
International Securities - 0.0%
Parmalat Finanziaria SpA	6/19/2002	42,200	2.78	117	—

Multistrategy Bond Fund - 2.3%
AIG SunAmerica Global	05/30/07	3,095,000	103.52	3,204	3,277
American Express Credit Account	08/02/07	19,549,909	100.02	19,558	19,523
American Express Credit Account	08/02/07	2,000,000	97.28	1,946	1,944
Americo Life, Inc.	06/20/06	250,000	101.74	254	261
Asset Backed Securities Corp. Home	01/03/08	1,887,667	76.00	1,435	1,582
BNP Paribas Capital Trust	06/01/06	2,600,000	112.18	2,917	2,817
Banc of America Commercial Mortgage, Inc.	01/29/08	92,508	106.71	99	102
Banc of America Commercial Mortgage, Inc.	01/29/08	394,996	106.49	421	433
Banc of America Commercial Mortgage, Inc.	01/29/08	1,265,889	110.50	1,399	1,438
Bombardier, Inc.	11/10/06	375,000	128.47	482	532
CIT Mortgage Loan Trust	10/15/07	5,762,561	100.00	5,763	5,604
CIT Mortgage Loan Trust	10/15/07	1,700,000	100.00	1,700	1,564
CIT Mortgage Loan Trust	10/15/07	3,150,000	100.00	3,150	2,741
Capmark Financial Group, Inc.	05/03/07	5,950,000	99.85	5,928	4,168
Capmark Financial Group, Inc.	05/03/07	2,825,000	99.96	2,824	2,067
Cargill, Inc	01/16/08	3,225,000	99.92	3,222	3,252
Catlin Insurance Co., Ltd.	01/11/07	575,000	100.00	575	516
Citic Resources Finance, Ltd.	08/01/07	500,000	95.52	478	464
Deutsche ALT-A Securities NIM Trust	03/12/07	695,846	99.65	693	678
DG Funding Trust	11/04/06	361	10,584.58	3,821	3,775
Delta Air Lines, Inc.	05/01/07	2,510,000	100.00	2,510	2,385
Energy Future Holdings Corp.	10/24/07	1,695,000	100.00	1,695	1,678
Entergy Gulf States, Inc.	11/30/05	570,000	100.00	570	572
FBG Finance, Ltd.	06/21/05	585,000	99.36	581	583
Farmers Exchange Capital	01/26/04	4,550,000	100.95	4,612	4,299
First USA Credit Card Master Trust	11/08/07	2,700,000	100.44	2,712	2,740
GS Mortgage Securities Corp.	03/19/07	647,408	99.71	646	634
Gaz Capital for Gazprom	02/28/07	2,155,000	100.08	2,157	2,101
John Hancock Global Funding II	04/21/04	440,000	107.46	473	488
Harborview NIM Corp.	03/13/07	375,145	100.00	375	374
Harborview NIM Corp.	03/13/07	104,946	132.19	139	105
Harborview NIM Corp.	03/13/07	14,173	6,439.89	913	788
Harborview NIM Corp.	03/13/07	481,149	99.88	481	479
Helix Energy Solutions Group	12/18/07	500,000	100.00	500	508
Indonesia Government International Bond	01/24/08	4,660,000	105.35	4,909	4,928
LG Electronics, Inc.	03/03/06	390,000	99.32	387	388
Lehman Brothers Floating Rate Commercial Mortgage Trust	02/14/07	150,037	100.00	150	144
MBNA Credit Card Master Note Trust	07/30/07	3,000,000	100.65	3,020	2,998
Mantis Reef, Ltd.	10/28/03	585,000	99.94	585	588
Morgan Stanley Capital I	12/28/07	1,673,600	84.42	1,413	1,394

Notes to Quarterly Report	125

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
News America, Inc.	11/08/07	3,525,000	99.87	3,520	3,579
Panama Canal Railway Co.	10/29/07	1,000,000	100.00	1,000	940
RESI Finance, LP	01/27/08	2,241,320	59.01	1,323	1,322
Rabobank Capital Funding II	06/01/05	865,000	100.22	867	821
Realogy Corp.	04/05/07	2,560,000	95.77	2,452	1,523
Resix Finance, Ltd. Credit-Linked Notes	01/15/08	2,211,050	71.01	1,570	1,570
Resona Preferred Global Securities Cayman, Ltd.	06/21/07	15,905,000	102.00	16,210	15,778
Royal Bank of Scotland Group PLC	09/26/07	5,625,000	101.00	5,657	5,626
SB Treasury Co. LLC	06/01/06	2,028,000	106.80	2,166	2,068
SMFG Preferred Capital USD 1, Ltd.	02/28/07	1,000,000	100.46	1,005	925
Southwestern Energy Co.	01/11/08	870,000	100.00	870	894
Symetra Financial Corp.	06/02/06	900,000	98.33	885	904
Symetra Financial Corp.	10/26/07	2,490,000	99.99	2,490	2,489
Systems 2001 AT LLC	09/10/03	348,884	102.58	358	362
Systems 2001 AT LLC	09/25/03	323,678	101.73	329	345
TNK-BP Finance SA	09/28/07	400,000	99.90	400	387
TNK-BP Finance SA	09/28/07	5,195,000	99.39	5,168	5,221
TNK-BP Finance SA	09/28/07	8,095,000	98.75	7,994	8,014
Unicredit Luxembourg Finance SA	02/28/07	5,610,000	100.00	5,610	5,600
VTB Capital SA	04/24/07	2,100,000	100.00	2,100	2,109
Washington Mutual Preferred Funding	12/06/06	2,200,000	67.23	1,479	1,529
World Financial Properties	11/08/02	153,195	104.29	160	154
Xlliac Global Funding	08/03/05	730,000	99.82	729	727

					147,799

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

126	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — January 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	127

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

Specialty Funds

JANUARY 31, 2008

FUND	SHARE CLASS

Emerging Markets Fund	A, C, E, S

Real Estate Securities Fund	A, C, E, S

Short Duration Bond Fund	A, C, E, S

Tax Exempt Bond Fund	C, E, S

Tax-Managed Large Cap Fund	C, E, S

Tax-Managed Mid & Small Cap Fund	C, E, S

Select Growth Fund	C, E, I, S

Select Value Fund	C, E, I, S

Fixed Income I Fund	C, E, I, S, Y

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds.

Russell Investment Company

Specialty Funds

Quarterly Report

January 31, 2008 (Unaudited)

Russell Investment Company - Specialty Funds.

Copyright © Russell Investment Group 2008. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Emerging Markets Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.1%

Bahrain - 0.1%
Gulf Finance House EC - GDR (Þ)	35,500	1,349

Bermuda - 1.2%
Aquarius Platinum, Ltd.	87,600	1,049
Brilliance China Automotive Holdings, Ltd.	5,874,000	1,217
C C Land Holdings, Ltd.	737,000	839
China Hongxing Sports, Ltd.	5,266,100	2,374
COSCO Pacific, Ltd.	730,000	1,483
Credicorp, Ltd.	64,523	4,621
FibreChem Technologies, Ltd.	1,370,000	745
GOME Electrical Appliances Holdings, Ltd.	776,000	1,747
Nine Dragons Paper Holdings, Ltd.	565,300	931
Shangri-La Asia, Ltd.	318,000	926
TPV Technology, Ltd.	2,252,000	1,438
Wilson Sons, Ltd. Class BDR (Æ)	94,644	1,087

		18,457

Brazil - 8.8%
All America Latina Logistica SA	189,800	2,050
Amil Participacoes SA (Æ)	140,240	1,120
Aracruz Celulose SA - ADR (Ñ)	28,830	2,070
Banco Bradesco SA	1,335	3
Banco do Brasil SA	643,100	10,694
Banco Itau Holding Financeira SA - ADR (Ñ)	240,990	5,610
Banco Nossa Caixa SA	100,300	1,318
Bovespa Holding SA - ADR	45,100	659
Brasil Telecom Participacoes SA	42,700	1,238
Centrais Eletricas Brasileiras SA	354,046	4,408
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	57,400	2,100
Cia de Bebidas das Americas - ADR	28,500	2,026
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	431,240	9,110
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	27,760	1,189
Cia de Saneamento de Minas Gerais - COPASA (Æ)	72,000	974
Cia Paranaense de Energia	2,200	36
Cia Vale do Rio Doce - ADR (Ñ)	431,500	11,232
Cia Vale do Rio Doce - ADR	462,640	13,870
CPFL Energia SA	18,000	310
Cyrela Brazil Realty SA	214,400	2,791
Gerdau SA	19,800	424

	Principal Amount ($) or Shares	Market Value $
Gerdau SA - ADR (Ñ)	243,700	6,324
Global Village Telecom Holding SA	11,900	249
Gol Linhas Aereas Inteligentes SA - ADR (Ñ)	35,100	687
Lojas Renner SA	52,900	830
Marfrig Frigorificos e Comercio de Alimentos SA (Æ)	121,122	996
Perdigao SA	72,509	1,620
Petroleo Brasileiro SA	82,000	4,494
Petroleo Brasileiro SA - ADR	242,550	25,782
Positivo Informatica SA	44,600	786
Rossi Residencial SA	57,500	1,223
Souza Cruz SA	60,800	1,677
Tele Norte Leste Participacoes SA	47,400	1,819
Tele Norte Leste Participacoes SA - ADR (Ñ)	185,300	4,818
Tractebel Energia SA	36,400	414
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)	38,500	5,036
Usinas Siderurgicas de Minas Gerais SA	29,300	1,424
Weg SA	83,600	1,005

		132,416

Canada - 0.2%
First Quantum Minerals, Ltd.	47,363	3,547

Cayman Islands - 1.3%
Agile Property Holdings, Ltd.	418,000	464
ASM Pacific Technology	319,500	1,845
Belle International Holdings, Ltd.	821,500	976
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	33,200	1,595
Foxconn International Holdings, Ltd.	848,000	1,405
Global Bio-Chem Technology Group Co., Ltd.	1,646,000	524
Hengan International Group Co., Ltd.	712,300	2,620
Integra Group Holdings - GDR (Æ)	75,550	1,001
Kingboard Chemical Holdings, Ltd.	259,000	1,086
Luen Thai Holdings, Ltd.	1,389,000	150
Pacific Textile Holdings, Ltd.	1,069,000	249
Parkson Retail Group, Ltd.	106,098	918
Shimao Property Holdings, Ltd.	434,000	776
Shui On Land, Ltd.	2,481,162	2,626
Sina Corp. (Æ)(Ñ)	43,000	1,707
Tencent Holdings, Ltd.	180,000	1,070
Uni-President China Holdings, Ltd. (Æ)	1,382,000	785

		19,797

Emerging Markets Fund	3

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chile - 0.4%
Banco de Credito e Inversiones	41,000	1,342
Banco Santander Chile SA - ADR	53,020	2,601
CorpBanca SA - ADR (Ñ)	643	23
Embotelladora Andina SA - ADR	58,900	1,100
Lan Airlines SA - ADR (Ñ)	100,100	1,293

		6,359

China - 3.9%
Anhui Conch Cement Co., Ltd. Class H	430,000	2,314
Byd Co., Ltd. Class H	45,500	254
China Communications Construction Co., Ltd. Class H	1,616,000	3,881
China Eastern Airlines Corp., Ltd. Class H	1,382,000	930
China International Marine Containers Co., Ltd. Class B	403,196	764
China Merchants Bank Co., Ltd.	434,000	1,533
China National Building Material Co., Ltd. Class H	412,000	930
China Petroleum & Chemical Corp. - ADR (Ñ)	20,323	2,187
China Petroleum & Chemical Corp. Class H	8,222,000	8,817
China Railway Group, Ltd. (Æ)	681,000	740
China Shenhua Energy Co., Ltd.	1,678,100	8,727
China Telecom Corp., Ltd. Class H	10,023,000	7,084
Guangzhou R&F Properties Co., Ltd.	220,100	579
Huaneng Power International, Inc. Class H	488,000	399
Industrial & Commercial Bank of China	14,348,000	8,577
Jiangsu Expressway Co., Ltd. Class H	2,752,000	2,601
Jiangxi Copper Co., Ltd. Class H	976,000	1,760
PetroChina Co., Ltd. Class H	1,253,000	1,760
Ping An Insurance Group Co. of China, Ltd. Class H	261,600	1,833
Shanghai Electric Group Co., Ltd. Class H	1,074,000	836
Shanghai Forte Land Co. Class H	1,228,000	625
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,208,000	553
Sinotrans, Ltd. Class H	893,000	305
Weiqiao Textile Co. Class H	780,000	989
Wumart Stores, Inc. Class H	757,200	518

		59,496

	Principal Amount ($) or Shares	Market Value $
Colombia - 0.4%
BanColombia SA	229,305	1,751
BanColombia SA - ADR (Ñ)	107,686	3,598

		5,349

Cyprus - 0.1%
Mirland Development Corp. PLC (Æ)	106,900	1,054

Czech Republic - 0.7%
CEZ	110,900	7,475
Telefonica O2 Czech Republic AS	125,000	3,581

		11,056

Egypt - 2.3%
Egyptian Financial Group-Hermes Holding	556,059	5,929
Orascom Construction Industries	133,122	13,707
Orascom Construction Industries - GDR	52,572	10,872
Orascom Telecom Holding SAE	168,515	2,536
Orascom Telecom Holding SAE - GDR (Ñ)	6,200	460
Talaat Moustafa Group (Æ)	705,903	1,578

		35,082

Greece - 0.1%
Coca Cola Hellenic Bottling Co. SA	31,899	1,337

Hong Kong - 2.6%
Beijing Enterprises Holdings, Ltd.	604,000	2,567
China Insurance International Holdings Co., Ltd. (Æ)	881,000	1,821
China Merchants Holdings International Co., Ltd.	955,000	4,643
China Mobile, Ltd.	104,000	1,536
China Mobile, Ltd. - ADR (Ñ)	74,790	5,654
China Netcom Group Corp. Hong Kong, Ltd.	1,762,000	5,462
China Resources Enterprise	2,289,204	7,644
China Resources Power Holdings Co.	274,000	658
Citic Pacific, Ltd.	580,000	2,887
Franshion Properties China, Ltd.	1,968,000	877
Guangdong Investment, Ltd.	326,000	150
Shenzhen Investment, Ltd.	904,000	413
Shougang Concord International Enterprises Co., Ltd.	2,228,000	619
Sinotrans Shipping, Ltd. (Æ)	3,755,500	2,319
Tianjin Development Holdings	1,635,000	1,466

		38,716

4	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hungary - 0.5%
Magyar Telekom Telecommunications PLC	331,449	1,614
MOL Hungarian Oil and Gas NyRt	19,680	2,655
MOL Hungarian Oil and Gas NyRt - ADR	25,400	1,676
Richter Gedeon Nyrt	6,586	1,470

		7,415

India - 6.8%
Allahabad Bank	243,535	685
Andhra Bank	429,000	1,008
Bajaj Auto, Ltd.	66,871	4,028
Bank of Baroda	220,000	2,185
BF Utilities, Ltd.	17,297	660
Bharti Airtel, Ltd.	245,070	5,362
Chennai Petroleum Corp., Ltd.	119,260	913
Container Corp. of India	57,428	2,632
Dish TV India, Ltd.	3,716	6
DLF, Ltd.	230,053	4,800
GAIL India, Ltd. - GDR	46,071	2,870
Genesis Indian Investment Co., Ltd. (Æ)	502,519	24,528
GMR Infrastructure, Ltd.	363,543	1,598
Great Eastern Shipping Co., Ltd. (The) Class A	223,050	2,233
HDFC Bank, Ltd. - ADR (Ñ)	29,200	3,485
Hindustan Petroleum Corp., Ltd.	24,261	157
Housing Development Finance Corp.	50,328	3,658
ICICI Bank, Ltd.	120,360	3,542
ICICI Bank, Ltd. - ADR	32,700	1,987
Indian Overseas Bank	250,000	1,039
Larsen & Toubro, Ltd.	30,170	2,827
Mahanagar Telephone Nigam	175,906	537
Maruti Suzuki India, Ltd.	40,791	888
Mundra Port and Special Economic Zone, Ltd. (Æ)	41,759	888
NTPC, Ltd.	464,830	2,342
Oil & Natural Gas Corp., Ltd.	72,735	1,852
Oriental Bank of Commerce	111,000	709
Power Finance Corp., Ltd.	180,710	886
Reliance Industries, Ltd.	129,498	8,179
Reliance Industries, Ltd. - GDR (Þ)	26,500	3,259
State Bank of India, Ltd. - GDR	29,197	3,285
Sterlite Industries India, Ltd. - ADR (Æ)	132,300	2,692
Sun TV Network, Ltd.	148,536	1,356

	Principal Amount ($) or Shares	Market Value $
Suzlon Energy, Ltd.	415,205	3,257
Tata Steel, Ltd.	22,583	425
Union Bank of India	118,000	569
United Spirits, Ltd.	29,145	1,270

		102,597

Indonesia - 2.4%
Aneka Tambang Tbk PT	6,924,000	2,757
Astra Agro Lestari Tbk PT	336,789	1,121
Bakrie and Brothers Tbk PT	27,193,000	907
Bank Danamon Indonesia Tbk PT	2,764,000	2,199
Bank Rakyat Indonesia	11,518,982	8,895
Bumi Resources Tbk PT	3,739,500	2,656
Kawasan Industri Jababeka Tbk PT	43,405,000	873
PT Astra International Tbk	1,676,277	5,043
Ramayana Lestari Sentosa Tbk PT	6,191,492	511
Telekomunikasi Indonesia Tbk PT	7,754,807	7,846
Telekomunikasi Indonesia Tbk PT - ADR	66,470	2,683

		35,491

Israel - 3.1%
Bank Hapoalim BM	1,233,196	5,710
Bank Leumi Le-Israel BM	1,450,131	7,174
Bezeq Israeli Telecommunication Corp., Ltd.	572,837	1,056
Cellcom Israel, Ltd.	75,584	2,304
Check Point Software Technologies (Æ)	163,621	3,485
IDB Development Corp., Ltd.	20,729	618
Israel Chemicals, Ltd.	783,624	10,149
Makhteshim-Agan Industries, Ltd.	156,228	1,232
Oil Refineries, Ltd.	426,599	380
Partner Communications	262,041	5,527
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	186,200	8,573

		46,208

Kazakhstan - 0.1%
Halyk Savings Bank Kazakhstan - GDR	200	3
Halyk Savings Bank Kazakhstan Class A	101,800	1,715

		1,718

Luxembourg - 2.9%
Evraz Group SA - GDR	120,250	8,742
Genesis Smaller Companies	373,084	28,433

Emerging Markets Fund	5

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Millicom International Cellular SA (Æ)(Ñ)	11,700	1,240
Tenaris SA	1	—
Tenaris SA - ADR (Ñ)	121,167	4,846

		43,261

Malaysia - 2.8%
AirAsia BHD	1,525,600	772
Bumiputra-Commerce Holdings BHD	3,486,542	11,160
Bursa Malaysia BHD	760,200	3,106
Digi.Com BHD - GDR	104,000	779
IGB Corp. BHD	1,829,900	1,261
IOI Corp. BHD	3,560,175	7,852
KLCC Property Holdings BHD	256,000	262
Kuala Lumpur Kepong BHD	127,200	691
Magnum Corp. BHD	899,000	914
Malaysian Bulk Carriers BHD	414,625	493
MISC BHD	755,195	2,222
Mulpha International BHD (Æ)	564,900	242
Multi-Purpose Holdings BHD	518,200	330
PPB Group BHD	123,000	411
Proton Holdings BHD	169,800	218
Public Bank BHD	80,400	286
Sime Darby BHD (Æ)	1,053,672	3,843
SP Setia BHD	332,550	516
TA Enterprise BHD	954,000	377
Telekom Malaysia BHD	776,400	2,723
Tenaga Nasional BHD	792,500	2,242
Transmile Group BHD	138,900	101
UEM World BHD	1,188,500	1,411

		42,212

Mexico - 4.4%
Alfa SAB de CV Class A (Ñ)	727,200	4,477
America Movil SAB de CV Series L	292,573	17,528
Carso Global Telecom SAB de CV (Ñ)	140,600	632
Cemex SAB de CV (Æ)(Ñ)	2,960,244	8,086
Corp. Moctezuma SAB de CV	308,282	661
Fomento Economico Mexicano SAB de CV - ADR	153,382	5,548
Grupo Aeroportuario del Pacifico SA de CV - ADR (Ñ)	22,100	947
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,212,190	4,999
Grupo Financiero Inbursa SA Class O	503,275	1,174
Grupo Mexico SAB de CV	579,800	3,400
Grupo Televisa SA - ADR (Ñ)	39,092	871
Megacable Holdings SAB de CV (Æ)	189,526	551

	Principal Amount ($) or Shares	Market Value $
Telefonos de Mexico SAB de CV (Ñ)	1,372,800	2,491
Telefonos de Mexico SAB de CV Series L	122,700	4,429
Urbi Desarrollos Urbanos SA de CV (Ñ)	1,250,700	4,416
Wal-Mart de Mexico SAB de CV (Ñ)	1,035,577	3,713
Wal-Mart de Mexico SAB de CV - ADR	61,400	2,192

		66,115

Netherlands - 0.3%
X 5 Retail Group NV - GDR	162,993	5,246

Nigeria - 0.2%
First City Monument Bank PLC	6,131,601	1,020
Guaranty Trust Bank - GDR	181,400	2,336

		3,356

Oman - 0.4%
Bank Muscat SAOG	85,700	456
Bank Muscat SAOG - GDR	209,490	4,085
National Bank of Oman, Ltd.	68,600	1,444

		5,985

Pakistan - 0.7%
Engro Chemical Pakistan, Ltd.	880,800	4,101
Fauji Fertilizer Co., Ltd.	1,804,822	3,607
ICI Pakistan, Ltd.	265,200	788
Oil & Gas Development Co., Ltd.	188,000	359
Pakistan Petroleum, Ltd.	114,000	450
Pakistan Telecommunication Co., Ltd.	1,152,923	711

		10,016

Philippines - 0.5%
Banco de Oro-EPCI, Inc.	546,150	719
Bank of the Philippine Islands	467,350	665
Megaworld Corp.	8,044,100	562
Philippine Long Distance Telephone Co.	60,100	4,472
Philippine Long Distance Telephone Co. - ADR	14,540	1,094
Universal Robina Corp.	2,009,000	645

		8,157

Poland - 0.6%
Bank Pekao SA	14,500	1,171
KGHM Polska Miedz SA	179,470	6,737
TVN SA	178,076	1,630

		9,538

6	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Russia - 8.4%
Comstar United Telesystems - GDR	181,950	1,892
Gazprom OAO - ADR	506,476	24,429
Kalina	15,100	491
LUKOIL - ADR	450,470	31,055
Magnit OAO	41,100	1,928
Magnitogorsk Iron & Steel Works - GDR (Þ)	87,200	1,173
Magnitogorsk Iron & Steel Works - GDR	137,200	1,845
Mechel - ADR (Ñ)	24,400	2,272
MMC Norilsk Nickel	10,800	2,582
MMC Norilsk Nickel - ADR	80,155	19,458
Mobile Telesystems OJSC	161,300	2,052
Mobile Telesystems OJSC - ADR	77,917	6,480
NovaTek OAO - GDR (Þ)	19,900	1,313
Novolipetsk Steel OJSC - GDR	3,150	116
Novorossiysk Commercial Sea Port - GDR (Æ)(Þ)	23,647	321
Novorossiysk Commercial Sea Port - GDR (Æ)	38,290	519
OAO TMK - GDR	10,500	378
OAO TMK Class T	87,000	787
Open Investments	4,000	1,036
Pharmstandard - GDR (Æ)	48,900	1,127
PIK Group - GDR	114,200	3,263
RBC Information Systems	146,581	1,451
Sberbank	1,770,770	6,413
Seventh Continent	89,900	2,248
Severstal - GDR	57,544	1,223
Sistema-Hals - GDR	64,000	549
Surgutneftegaz - ADR	2,496	118
Uralkali - GDR (Æ)	68,400	2,198
Vimpel-Communications - ADR	56,100	1,932
VTB Bank OJSC - GDR (Æ)(Þ)	43,600	349
VTB Bank OJSC - GDR	781,694	6,254

		127,252

Singapore - 0.3%
Straits Asia Resources, Ltd.	1,706,000	4,173

South Africa - 5.7%
ABSA Group, Ltd.	118,787	1,625
ArcelorMittal South Africa, Ltd. Class H	188,829	3,713
Aveng, Ltd.	635,209	4,478
Barloworld, Ltd.	118,740	1,412
Bidvest Group, Ltd.	405,716	5,547

	Principal Amount ($) or Shares	Market Value $
DataTec, Ltd.	270,000	1,023
Exxaro Resources, Ltd.	126,423	1,926
Foschini, Ltd.	136,800	724
Freeworld Coatings, Ltd. (Æ)	135,089	153
Grindrod, Ltd.	548,431	1,473
Impala Platinum Holdings, Ltd.	223,540	8,373
Imperial Holdings, Ltd.	85,100	879
Kumba Iron Ore, Ltd.	55,574	2,137
Massmart Holdings, Ltd.	123,508	1,133
Metropolitan Holdings, Ltd.	530,822	962
Mondi, Ltd.	137,623	1,218
MTN Group, Ltd.	78,466	1,248
Murray & Roberts Holdings, Ltd.	42,200	487
Naspers, Ltd. Class N	32,000	593
Network Healthcare Holdings, Ltd.	1,253,000	1,657
Pick’n Pay Stores, Ltd.	142,954	608
Pretoria Portland Cement Co., Ltd.	200,120	1,006
Reunert, Ltd.	113,383	933
Sanlam, Ltd.	3,556,480	9,324
Sasol, Ltd.	408,128	19,488
Standard Bank Group, Ltd.	948,852	11,402
Steinhoff International Holdings, Ltd.	817,010	1,802
Wilson Bayly Holmes-Ovcon, Ltd.	39,286	643

		85,967

South Korea - 9.9%
Amorepacific Corp. (Ñ)	1,943	1,292
Daelim Industrial Co.	12,843	1,760
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	80,730	2,583
Daum Communications Corp. (Æ)	12,275	841
DC Chemical Co., Ltd. (Æ)	4,035	960
Dongkuk Steel Mill Co., Ltd.	11,730	484
GS Holdings Corp.	26,600	1,150
Hana Financial Group, Inc.	56,700	2,765
Hanjin Shipping Co., Ltd. (Ñ)	26,950	934
Hankook Tire Co., Ltd.	120,010	2,059
Hanwha Chem Corp.	179,600	2,823
Honam Petrochemical Corp.	71,305	6,782
Hynix Semiconductor, Inc. (Ñ)	295,710	8,306
Hyundai Development Co. (Æ)(Ñ)	27,500	1,979
Hyundai Engineering & Construction Co., Ltd.	26,501	1,996
Hyundai Mobis (Æ)	34,350	2,831
Hyundai Motor Co. (Ñ)	79,470	6,190
Hyundai Steel Co. (Æ)(Ñ)	46,140	3,206
Hyunjin Materials Co., Ltd.	15,306	466
Industrial Bank of Korea	237,400	4,344

Emerging Markets Fund	7

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

KCC Corp. (Ñ)	5,928	2,339
Kookmin Bank	129,002	8,540
Kookmin Bank - ADR	30,270	2,013
Korea Electric Power Corp.	152,070	6,104
Korea Electric Power Corp. - ADR	3,900	79
Korea Investment Holdings Co., Ltd.	48,340	2,564
KT Corp.	153,370	8,163
KT Corp. - ADR	32,500	863
LG Chem, Ltd. (Ñ)	22,871	1,889
LG Corp.	32,840	1,914
LG Household & Health Care, Ltd. (Ñ)	17,570	3,152
LIG Insurance Co., Ltd.	47,100	1,010
Lotte Shopping Co., Ltd.	2,881	1,017
NHN Corp.	7,789	1,699
Poongsan Corp. (Ñ)	44,390	788
POSCO	13,582	7,358
S-Oil Corp.	58,812	4,133
S1 Corp.	2,326	134
Samsung Card Co.	23,801	1,180
Samsung Electronics Co., Ltd.	15,190	9,740
Samsung Electronics Co., Ltd. - GDR (Þ)	23,589	6,894
Samsung Electronics Co., Ltd. - GDR	880	196
Samsung Fire & Marine Insurance Co., Ltd.	33,587	6,678
Samsung SDI Co., Ltd.	2,278	168
Samsung Securities Co., Ltd. (Ñ)	12,030	839
Shinhan Financial Group Co., Ltd. (Æ)	120,230	6,467
Shinsegae Co., Ltd.	1,938	1,269
SK Energy Co., Ltd.	25,050	3,080
STX Pan Ocean Co., Ltd.	1,282,600	2,241
Woori Finance Holdings Co., Ltd. (Ñ)	193,290	3,517

		149,779

Taiwan - 8.4%
Advanced Semiconductor Engineering, Inc. - ADR	291,356	1,241
Advantech Co., Ltd.	225,608	468
Asia Cement Corp.	1,037,491	1,506
Asustek Computer, Inc.	1,359,000	3,514
AU Optronics Corp.	1,982,458	3,280
AU Optronics Corp. - ADR (Ñ)	130,983	2,173
Cathay Financial Holding Co., Ltd.	911,245	2,141
Cathay Financial Holding Co., Ltd. - GDR	60,850	1,418
China Steel Corp. - GDR	25,608	723

	Principal Amount ($) or Shares	Market Value $
China Steel Corp. - GDR (Ñ)	8,253	235
China Steel Corp.	6,735,087	9,421
Chunghwa Picture Tubes, Ltd.	4,539,000	1,332
Chunghwa Telecom Co., Ltd.	3,403,636	7,314
CMC Magnetics Corp. (Æ)	5,459,000	1,532
Compal Electronics, Inc.	2,818,746	2,426
Delta Electronics, Inc.	1,251,492	3,164
Evergreen Marine Corp. Taiwan, Ltd.	1,513,870	1,149
Far Eastern Department Stores Co., Ltd.	1,200,000	1,695
Far Eastern Textile Co., Ltd.	2,373,254	3,320
Formosa Chemicals & Fibre Corp.	2,237,000	4,672
Formosa Plastics Corp.	784,000	1,810
Foxconn Technology Co., Ltd.	302,935	1,731
High Tech Computer Corp.	157,710	2,998
HON HAI Precision Industry Co., Ltd.	837,850	4,532
InnoLux Display Corp.	274,000	591
InnoLux Display Corp. - GDR (Æ)(Þ)	122,800	841
Kasikornbank PCL	2,204,520	3,152
Kinpo Electronics	339,660	108
Kinsus Interconnect Technology Corp.	452,000	1,061
MediaTek, Inc.	572,160	5,575
Micro-Star International Co., Ltd.	1,152,340	855
Nan Ya Plastics Corp.	1,852,710	3,749
Oriental Union Chemical Corp.	192,780	154
POU Chen Corp.	1,336,024	1,013
Powerchip Semiconductor Corp.	10,293,308	4,243
Powertech Technology, Inc.	73,750	219
Quanta Computer, Inc.	274,084	322
Ritek Corp.	2,653,161	541
Shin Kong Financial Holding Co., Ltd.	887,000	604
Siliconware Precision Industries Co.	1,518,293	2,387
Siliconware Precision Industries Co. - ADR	158,200	1,224
Synnex Technology International Corp.	966,000	1,958
Taiwan Cement Corp.	1,651,480	2,146
Taiwan Semiconductor Manufacturing Co., Ltd.	8,012,003	15,250
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	216,978	2,014
Teco Electric and Machinery Co., Ltd.	1,037,000	481
U-Ming Marine Transport Corp.	322,000	778
Uni-President Enterprises Corp.	1,729,240	2,155
United Microelectronics Corp.	9,535,812	5,248
Vanguard International Semiconductor Corp.	1,097,278	688
Walsin Lihwa Corp.	1,937,000	813
Wistron Corp.	1,571,765	2,384
Wistron Corp. - GDR	36,142	539

8	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Yieh Phui Enterprise	455,652	161
Yuanta Financial Holding Co., Ltd.	2,219,135	1,693

		126,742

Thailand - 2.5%
Airports of Thailand PCL	888,298	1,453
Bank of Ayudhya PCL	1,905,900	1,369
Banpu PCL	220,800	2,948
Charoen Pokphand Foods PCL	1,099,500	143
Electricity Generating PCL	167,100	500
Glow Energy PCL - GDR	942,500	942
Hana Microelectronics PCL	623,500	359
Precious Shipping PCL	1,054,000	858
PTT Aromatics & Refining PCL (Æ)	4,055,249	5,005
PTT Chemical PCL	1,130,432	3,338
PTT Exploration & Production PCL	369,300	1,644
PTT PCL	810,500	7,905
Ratchaburi Electricity Generating Holding PCL	270,600	356
Regional Container Lines PCL	962,600	729
Siam Cement PCL	120,100	761
Siam City Bank PCL	178,400	76
Siam Commercial Bank PCL	1,277,448	2,941
Thai Airways International PCL	442,800	449
Thai Beverage PCL	12,747,430	2,168
Thai Oil PCL	725,200	1,670
Thoresen Thai Agencies PCL	539,600	641
Total Access Communication PCL (Æ)	605,100	796
True Corp. PCL	6,293,100	1,010

		38,061

Turkey - 3.2%
Akbank TAS	179,259	1,046
Akcansa Cimento AS	75,895	391
Aksigorta AS - GDR	20,436	86
Anadolu Efes Biracilik Ve Malt Sanayii AS	414,595	4,175
Asya Katilim Bankasi AS	247,200	2,106
BIM Birlesik Magazalar AS	14,500	1,209
Cimsa Cimento Sanayi VE Tica	263,875	1,530
Dogan Sirketler Grubu Holdings	2,341,900	3,234
Eregli Demir ve Celik Fabrikalari TAS	873,570	5,573
Ford Otomotiv Sanayi AS	167,179	1,741
Haci Omer Sabanci Holding AS	390,270	1,652
Ihlas Holding (Æ)	1,899,716	1,295
KOC Holding AS	90,818	363
Migros Turk TAS	157,357	2,534

	Principal Amount ($) or Shares	Market Value $
Trakya Cam Sanayi AS	453,212	881
Tupras Turkiye Petrol Rafine	250,037	6,417
Turk Hava Yollari (Ñ)	132,113	809
Turk Sise ve Cam Fabrikalari AS	100,353	143
Turkcell Iletisim Hizmet AS	374,531	3,367
Turkiye Garanti Bankasi AS	242,972	1,554
Turkiye Is Bankasi Class C (Ñ)	796,009	3,994
Turkiye Vakiflar Bankasi Tao Class D	570,600	1,417
Vestel Elektronik Sanayi (Æ)(Ñ)	402,003	665
Yapi ve Kredi Bankasi AS	972,886	2,600

		48,782

United Arab Emirates - 0.3%
DP World, Ltd. (Æ)	379,700	368
Dubai Financial Market (Æ)	885,300	1,394
Emaar Properties PJSC	899,100	2,939

		4,701

United Kingdom - 1.6%
Anglo American PLC	221,351	12,060
Antofagasta PLC	151,000	1,982
Astro All Asia Networks PLC	219,067	262
Eurasian Natural Resources Corp. (Æ)	64,830	993
Hikma Pharmaceuticals PLC	210,410	1,971
Kazakhmys PLC	34,700	848
SABMiller PLC	83,700	1,781
Tullow Oil PLC	383,143	4,565

		24,462

United States - 0.9%
Central European Distribution Corp. (Æ)(Ñ)	77,510	4,075
CTC Media, Inc. (Æ)(Ñ)	49,100	1,310
Gulf Finance House EC - GDR (Æ)	20,500	775
Southern Copper Corp. (Ñ)	83,034	7,792

		13,952

Venezuela - 0.1%
Siderurgica Venezolana Sivensa SACA	13,332	1,270

Zimbabwe - 0.0%
Delta Corp., Ltd.	1,323,859	325

Total Common Stocks
(cost $997,559)		1,346,796

Emerging Markets Fund	9

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 6.0%
Brazil - 4.8%
Banco Bradesco SA (Æ)	96,674	2,568
Banco Itau Holding Financeira SA	188,520	4,237
Brasil Telecom Participacoes SA	321,900	4,507
Centrais Eletricas Brasileiras SA (Æ)	525,069	6,651
Cia de Tecidos do Norte de Minas - Coteminas	157,397	716
Cia Energetica de Minas Gerais	39,100	621
Cia Paranaense de Energia	204,200	2,938
Fertilizantes Fosfatados SA (Æ)	16,000	645
Gerdau SA	26,600	685
Investimentos Itau SA	198,743	1,145
Lojas Americanas SA	77,000	584
Metalurgica Gerdau SA (Æ)	40,200	1,394
Petroleo Brasileiro SA	351,200	16,053
Tam SA	42,300	896
Tele Norte Leste Participacoes SA	315,000	8,130
Telemar Norte Leste SA (Æ)	14,800	703
Usinas Siderurgicas de Minas Gerais SA	382,500	17,940
Votorantim Celulose e Papel SA (Æ)	42,900	1,251

		71,664

Chile - 0.1%
Embotelladora Andina SA Class A	13,200	38
Embotelladora Andina SA Class B	318,000	1,020

		1,058

Colombia - 0.0%
BanColombia SA	7,200	58

Russia - 0.3%
Transneft	1,270	2,121
URSA Bank	1,509,305	2,400

		4,521

South Korea - 0.8%
Hyundai Motor Co.	14,440	488
Samsung Electronics Co., Ltd.	26,106	12,062

		12,550

Total Preferred Stocks
(cost $56,545)		89,851

Warrants & Rights - 0.4%
Netherlands Antilles - 0.1%
Yes Bank, Ltd. 2010 Warrants (Æ)	277,454	1,785

	Principal Amount ($) or Shares		Market Value $
United States - 0.3%
Far Eastern Textile Co., Ltd. (Þ)(Æ) 2012 Warrants		1,032,279	1,406
HON HAI Precision Industry Co., Ltd. (Þ)(Æ) 2012 Warrants		195,836	1,027
JSW Steel, Ltd. (Æ) 2012 Warrants		95,946	2,351

			4,784

Total Warrants & Rights
(cost $6,088)			6,569

	Notional Amount
Options Purchased - 0.2%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
Feb 2008 58,989.75 Call (60)	BRL	3,539	10
Feb 2008 61,760.00 Call (70)	BRL	4,323	12
Feb 2008 66,235.65 Call (210)	BRL	13,909	36

			58

South Korea - 0.2%
Kospi 200 Index Futures
Mar 2008 176.83 Call (20)	KRW	10,000	436
Mar 2008 200.44 Call (54)	KRW	27,000	1,298
Mar 2008 208.00 Call (46)	KRW	23,000	1,138

			2,872

Total Options Purchased
(cost $2,955)			2,930

10	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 2.6%
United States - 2.6%
Russell Investment Company Money Market Fund	33,694,000	33,694
United States Treasury Bills (ç)(ž)(§)
3.195% due 03/27/08	500	498
3.261% due 03/27/08	4,950	4,926
3.312% due 03/27/08	500	497

Total Short-Term Investments
(cost $39,615)		39,615

Other Securities - 5.8%
Russell Investment Company Money Market Fund (×)	25,917,696	25,918
State Street Securities Lending Quality Trust (×)	61,991,771	61,992

Total Other Securities
(cost $87,910)		87,910

Total Investments - 104.1%
(identified cost $1,190,672)		1,573,671

Other Assets and Liabilities, Net - (4.1%)		(62,331)

Net Assets - 100.0%		1,511,340

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	11

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index (Hong Kong) expiration date 02/08 (48)	HKD	56,386	(266)
H-Shares Index (Hong Kong) expiration date 02/08 (90)	HKD	56,196	(590)
JSE All-Share Index (South Africa) expiration date 03/08 (265)	SAR	67,164	(171)
MEX BOLSA Index (Mexico) expiration date 03/08 (155)	MXN	44,952	(75)
MSCI Taiwan Index expiration date 02/08 (350)	USD	10,269	(53)

Short Positions

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(1,155)

Options Written (Number of Contracts)	Notional Amount		Market Value $
Brazil
Bovespa Index Futures Feb 2008 66,235.65 Put (210)	BRL	13,909	(846)
Feb 2008 61,760.00 Put (70)	BRL	4,323	(104)
Feb 2008 58,989.75 Put (60)	BRL	3,539	(10)

South Korea
Kospi 200 Index Futures Mar 2008 208.00 Put (46)	KRW	23,000	(1,141)
Mar 2008 200.44 Put (54)	KRW	27,000	(1,084)
Mar 2008 176.83 Put (20)	KRW	10,000	(106)

Total Liability for Options Written (premiums received $698)			(3,291)

See accompanying notes which are an integral part of the financial statements.

12	Emerging Markets Fund

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	2	BRL	3	02/01/08	—
USD	42	BRL	74	02/01/08	—
USD	19	BRL	33	02/06/08	—
USD	36	BRL	63	02/06/08	—
USD	552	BRL	1,000	03/19/08	12
USD	553	BRL	1,000	03/19/08	11
USD	554	BRL	1,000	03/19/08	10
USD	565	BRL	1,000	03/19/08	(1)
USD	1,326	BRL	2,400	03/19/08	27
USD	3,848	BRL	7,000	03/19/08	99
USD	11,114	BRL	20,100	03/19/08	219
USD	1,005	GBP	505	02/04/08	(1)
USD	99	HKD	771	02/01/08	—
USD	100	HKD	756	02/01/08	(3)
USD	704	HKD	5,491	02/01/08	—
USD	45	HKD	347	02/04/08	—
USD	250	IDR	2,316,743	02/01/08	1
USD	318	KRW	300,000	03/19/08	—
USD	536	KRW	500,000	03/19/08	(7)
USD	544	KRW	500,000	03/19/08	(15)
USD	1,633	KRW	1,500,000	03/19/08	(46)
USD	4,276	KRW	4,000,000	03/19/08	(44)
USD	9,145	KRW	8,400,000	03/19/08	(258)
USD	14,485	KRW	13,300,000	03/19/08	(414)
USD	65	MXN	707	02/05/08	—
USD	211	MXN	2,300	03/19/08	1
USD	275	MXN	3,000	03/19/08	—
USD	368	MXN	4,000	03/19/08	—
USD	641	MXN	7,000	03/19/08	2
USD	1,100	MXN	12,000	03/19/08	3
USD	1,285	MXN	14,000	03/19/08	2
USD	2,034	MXN	22,200	03/19/08	6
USD	4,580	MXN	50,000	03/19/08	15
USD	5	MYR	16	02/04/08	—
USD	3	THB	108	02/01/08	—
USD	2	THB	54	02/04/08	—
USD	986	THB	32,529	02/05/08	(1)
USD	30	ZAR	213	02/01/08	(1)
USD	129	ZAR	927	02/01/08	(5)
USD	399	ZAR	2,860	02/04/08	(17)
USD	560	ZAR	4,000	03/19/08	(31)
USD	672	ZAR	5,000	03/19/08	(11)
USD	992	ZAR	6,800	03/19/08	(93)
USD	1,019	ZAR	7,000	03/19/08	(94)
USD	2,936	ZAR	21,000	03/19/08	(159)
USD	3,315	ZAR	22,742	03/19/08	(309)
USD	3,497	ZAR	24,000	03/19/08	(323)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	4,686	ZAR	32,200	03/19/08	(429)
USD	7,835	ZAR	53,700	03/19/08	(735)
BRL	4,984	USD	2,837	02/07/08	3
BRL	1,000	USD	551	03/19/08	(13)
BRL	1,000	USD	551	03/19/08	(12)
BRL	1,000	USD	561	03/19/08	(3)
BRL	2,000	USD	1,107	03/19/08	(21)
BRL	2,000	USD	1,111	03/19/08	(17)
BRL	2,000	USD	1,131	03/19/08	4
BRL	3,000	USD	1,630	03/19/08	(62)
BRL	3,500	USD	1,931	03/19/08	(43)
BRL	4,000	USD	2,195	03/19/08	(60)
HKD	2,105	USD	270	02/01/08	—
HKD	9,631	USD	1,235	02/01/08	—
HKD	2,295	USD	294	02/04/08	—
HKD	6,040	USD	775	02/04/08	—
IDR	3,721,249	USD	403	02/05/08	—
IDR	3,835,394	USD	415	02/05/08	—
KRW	300,000	USD	327	03/19/08	10
KRW	600,000	USD	654	03/19/08	19
KRW	1,000,000	USD	1,057	03/19/08	(1)
KRW	1,500,000	USD	1,582	03/19/08	(5)
KRW	2,000,000	USD	2,130	03/19/08	14
KRW	2,000,000	USD	2,162	03/19/08	46
KRW	2,500,000	USD	2,680	03/19/08	35
KRW	3,000,000	USD	3,149	03/19/08	(25)
KRW	3,200,000	USD	3,485	03/19/08	100
MXN	715	USD	66	02/01/08	—
MXN	3,000	USD	273	03/19/08	(3)
MXN	3,000	USD	275	03/19/08	(1)
MXN	3,000	USD	275	03/19/08	—
MXN	4,000	USD	365	03/19/08	(3)
MXN	5,000	USD	454	03/19/08	(5)
MXN	5,000	USD	457	03/19/08	(2)
MXN	7,000	USD	636	03/19/08	(7)
MXN	10,500	USD	962	03/19/08	(3)
MXN	13,000	USD	1,190	03/19/08	(5)
MXN	24,000	USD	2,197	03/19/08	(8)
PHP	5,565	USD	137	02/01/08	—
PHP	4,914	USD	121	02/04/08	(1)
PHP	2,071	USD	51	02/05/08	—
RUB	645	USD	27	02/01/08	—
SGD	194	USD	137	02/05/08	—
THB	4,538	USD	137	02/01/08	(1)
THB	3,144	USD	95	02/04/08	—
THB	2,760	USD	84	02/05/08	—
THB	5,865	USD	178	02/05/08	—

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	13

Russell Investment Company

Emerging Markets Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

ZAR	538	USD	87	02/01/08	15
ZAR	584	USD	81	02/01/08	3
ZAR	1,567	USD	218	02/04/08	9
ZAR	2,130	USD	295	02/04/08	10
ZAR	5,772	USD	800	02/04/08	28
ZAR	776	USD	106	02/05/08	3
ZAR	1,904	USD	264	02/05/08	9
ZAR	1,590	USD	216	02/06/08	3
ZAR	1,002	USD	134	02/07/08	—
ZAR	489	USD	65	02/07/08	—
ZAR	100	USD	15	03/19/08	1
ZAR	2,000	USD	285	03/19/08	21
ZAR	4,000	USD	575	03/19/08	46
ZAR	6,000	USD	852	03/19/08	58
ZAR	7,000	USD	1,006	03/19/08	80
ZAR	8,000	USD	1,119	03/19/08	61
ZAR	12,000	USD	1,677	03/19/08	91
ZAR	13,000	USD	1,894	03/19/08	175
ZAR	24,742	USD	3,608	03/19/08	336
ZAR	48,600	USD	7,085	03/19/08	659

Total Unrealized Appreciation (Depreciation) onOpen Foreign Currency Exchange Contracts					(1,051)

See accompanying notes which are an integral part of the financial statements.

14	Emerging Markets Fund

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.9%
Apartments - 14.1%
Apartment Investment & Management Co. Class A (ö)(Ñ)	636,168	25,218
AvalonBay Communities, Inc. (ö)(Ñ)	815,033	76,572
BRE Properties, Inc. Class A (ö)(Ñ)	619,617	27,009
Camden Property Trust (ö)(Ñ)	712,600	35,167
Colonial Properties Trust (ö)(Ñ)	201,500	4,965
Deutsche Wohnen AG	15,554	550
Equity Residential (ö)(Ñ)	1,961,864	73,393
Essex Property Trust, Inc. (ö)(Ñ)	283,800	29,405
Home Properties, Inc. (ö)	27,600	1,325
Mid-America Apartment Communities, Inc. (ö)	150,700	6,904
UDR, Inc. (ö)(Ñ)	565,809	12,917

		293,425

Diversified - 10.2%
British Land Co. PLC (ö)	207,445	4,165
CA Immobilien Anlagen AG	26,501	546
CapitaLand, Ltd.	114,000	479
Castellum AB	155,552	1,754
Cheung Kong Holdings, Ltd.	136,888	2,220
DB RREEF Trust (ö)	1,144,935	1,656
Forest City Enterprises, Inc. Class A (Ñ)	22,747	907
GPT Group (ö)	906,005	3,099
Great Eagle Holdings, Ltd. (Ñ)	912,630	3,056
Heiwa Real Estate Co., Ltd. (Ñ)	153,000	853
Helical Bar PLC	123,300	943
Henderson Land Development Co., Ltd.	686,521	5,911
Hysan Development Co., Ltd. (Ñ)	685,565	2,036
ICADE (ö)	8,318	1,070
iStar Financial, Inc. (ö)(Ñ)	236,900	6,321
IVG Immobilien AG	18,332	619
Kenedix Realty Investment Corp. Class A (ö)(Ñ)	91	600
Kerry Properties, Ltd.	118,000	795
Land Securities Group PLC (ö)	297,315	9,499
Mirvac Group (ö)(Ñ)	275,756	1,248
Mitsubishi Estate Co., Ltd.	400,000	10,638
Mitsui Fudosan Co., Ltd.	372,700	8,543
New World China Land, Ltd. (Ñ)	1,663,661	957
Sino Land Co.	524,695	1,628
Sponda OYJ	73,658	860
Stockland (ö)	202,140	1,333

	Principal Amount ($) or Shares	Market Value $
Sumitomo Realty & Development Co., Ltd.	70,000	1,726
Sun Hung Kai Properties, Ltd.	314,034	6,288
Unibail-Rodamco (ö)(Ñ)	40,771	9,670
Vornado Realty Trust (ö)(Ñ)	1,201,641	108,628
Washington Real Estate Investment Trust (ö)(Ñ)	360,400	11,338
Wharf Holdings, Ltd. (Ñ)	520,357	2,846

		212,232

Free Standing Retail - 0.3%
National Retail Properties, Inc. (ö)(Ñ)	106,969	2,430
Realty Income Corp. (ö)(Ñ)	130,000	3,170

		5,600

Health Care - 8.2%
HCP, Inc. (ö)(Ñ)	921,600	28,026
Health Care REIT, Inc. (ö)(Ñ)	371,800	15,946
Healthcare Realty Trust, Inc. (ö)(Ñ)	148,300	3,830
LTC Properties, Inc. (ö)(Ñ)	159,150	4,146
Nationwide Health Properties, Inc. (ö)	1,309,400	41,325
Omega Healthcare Investors, Inc. (ö)	452,000	7,458
Senior Housing Properties Trust (ö)(Ñ)	397,350	8,897
Ventas, Inc. (ö)	1,374,100	60,735

		170,363

Industrial - 6.7%
AMB Property Corp. (ö)	543,200	27,486
DCT Industrial Trust, Inc. (ö)(Ñ)	1,178,100	11,156
First Potomac Realty Trust (ö)(Ñ)	274,800	4,779
Goodman Group (ö)(Ñ)	460,662	1,837
Prologis (ö)	1,594,013	94,605

		139,863

Lodging/Resorts - 6.2%
Ashford Hospitality Trust, Inc. (ö)(Ñ)	522,800	3,268
DiamondRock Hospitality Co. (ö)	211,200	2,777
FelCor Lodging Trust, Inc. (ö)	256,500	3,465
Hospitality Properties Trust (ö)(Ñ)	72,800	2,472
Host Hotels & Resorts, Inc. (ö)	4,778,046	79,985
LaSalle Hotel Properties (ö)(Ñ)	79,791	2,187
Shangri-La Asia, Ltd.	543,953	1,584
Starwood Hotels & Resorts Worldwide, Inc. (ö)	679,323	30,739
Sunstone Hotel Investors, Inc. (ö)(Ñ)	60,118	1,000

		127,477

Real Estate Securities Fund	15

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (ö)	211,550	9,238

Mixed Industrial/Office - 1.4%
Liberty Property Trust (ö)	651,982	20,935
PS Business Parks, Inc. (ö)	96,100	4,829
Segro PLC (ö)	253,425	2,569

		28,333

Office - 15.2%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	185,800	18,251
Alstria Office REIT-AG (ö)	33,339	555
Beni Stabili SpA	1,165,189	1,182
BioMed Realty Trust, Inc. (ö)	658,345	15,195
Boston Properties, Inc. (ö)	963,650	88,579
Brandywine Realty Trust (ö)(Ñ)	894,521	16,862
Brookfield Properties Corp.	969,196	19,684
CapitaCommercial Trust (ö)	767,000	1,137
Commonwealth Property Office Fund (ö)(Ñ)	1,088,560	1,377
Corporate Office Properties Trust SBI MD (ö)	248,400	7,956
Derwent London PLC (ö)	206,668	5,614
Douglas Emmett, Inc. (ö)(Ñ)	1,152,731	26,340
Great Portland Estates PLC (ö)	375,712	3,639
Highwoods Properties, Inc. (ö)(Ñ)	150,300	4,499
Hongkong Land Holdings, Ltd. (Ñ)	1,046,000	4,992
HRPT Properties Trust (ö)(Ñ)	729,100	5,796
Kilroy Realty Corp. (ö)(Ñ)	327,945	16,079
Mack-Cali Realty Corp. (ö)(Ñ)	302,400	10,741
Maguire Properties, Inc. (ö)(Ñ)	62,436	1,722
Nomura Real Estate Office Fund, Inc. Class A (ö)	85	689
Norwegian Property ASA	55,585	560
SL Green Realty Corp. (ö)(Ñ)	678,568	62,978
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	3,890	519
Tishman Speyer Office Fund (ö)	512,013	602

		315,548

Regional Malls - 15.9%
Aeon Mall Co., Ltd.	39,300	1,007
CBL & Associates Properties, Inc. (ö)(Ñ)	339,900	9,035
CFS Retail Property Trust (ö)(Ñ)	533,787	1,017
General Growth Properties, Inc. (ö)(Ñ)	1,641,447	59,946
Macerich Co. (The) (ö)(Ñ)	829,550	56,716

	Principal Amount ($) or Shares	Market Value $
Simon Property Group, Inc. (ö)(Ñ)	1,897,124	169,565
Taubman Centers, Inc. (ö)	606,012	30,391
Westfield Group (ö)(Ñ)	170,946	2,888

		330,565

Self Storage - 4.8%
Extra Space Storage, Inc. (ö)(Ñ)	406,400	6,153
Public Storage, Inc. (ö)(Ñ)	1,187,625	92,932
Safestore Holdings, Ltd.	169,616	507

		99,592

Shopping Centers - 11.0%
Cedar Shopping Centers, Inc. (ö)(Ñ)	238,400	2,653
Citycon OYJ	176,776	978
Corio NV (ö)	6,755	557
Developers Diversified Realty Corp. (ö)	1,139,522	46,891
Federal Realty Investors Trust (ö)(Ñ)	979,713	72,303
Hammerson PLC (ö)	155,029	3,523
Kimco Realty Corp. (ö)(Ñ)	804,700	28,816
Kite Realty Group Trust (ö)	173,000	2,277
Mercialys SA (ö)	14,060	524
Regency Centers Corp. (ö)	861,066	52,895
Saul Centers, Inc. (ö)	69,450	3,558
Tanger Factory Outlet Centers (ö)(Ñ)	359,600	13,510

		228,485

Specialty - 2.4%
Digital Realty Trust, Inc. (ö)(Ñ)	856,790	30,613
DuPont Fabros Technology, Inc. (ö)(Ñ)	303,000	5,221
Plum Creek Timber Co., Inc. (ö)(Ñ)	209,100	8,730
Rayonier, Inc. (ö)(Ñ)	140,900	5,963

		50,527

Total Common Stocks
(cost $1,763,300)		2,011,248

Short-Term Investments - 3.0%
Russell Investment Company Money Market Fund	62,450,000	62,450

Total Short-Term Investments
(cost $62,450)		62,450

Other Securities - 18.8%
Russell Investment Company Money Market Fund (×)	115,367,932	115,368

16	Real Estate Securities Fund

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

State Street Securities Lending Quality Trust (×)	275,945,147	275,945

Total Other Securities
(cost $391,313)		391,313

Total Investments - 118.7%
(identified cost $2,217,063)		2,465,011

Other Assets and Liabilities, Net - (18.7%)		(388,550)

Net Assets - 100.0%		2,076,461

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	17

Russell Investment Company

Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	70	AUD	78	02/01/08	—
USD	16	HKD	128	02/01/08	—
USD	35	HKD	275	02/01/08	—
USD	41	HKD	319	02/01/08	—
USD	44	HKD	344	02/01/08	—
USD	45	HKD	348	02/01/08	—
USD	46	HKD	355	02/01/08	—
USD	60	HKD	465	02/01/08	—
USD	65	HKD	508	02/01/08	—
USD	328	JPY	34,933	02/01/08	—
USD	432	JPY	45,905	02/01/08	—
USD	699	JPY	74,342	02/01/08	—
USD	13	SGD	19	02/01/08	—
AUD	16	USD	14	02/01/08	—
AUD	16	USD	14	02/04/08	—
EUR	13	USD	19	02/01/08	—
EUR	15	USD	22	02/01/08	—
EUR	10	USD	14	02/04/08	—
EUR	10	USD	15	02/04/08	—
GBP	31	USD	62	02/01/08	—
GBP	9	USD	17	02/04/08	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					—

See accompanying notes which are an integral part of the financial statements.

18	Real Estate Securities Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 87.0%
Asset-Backed Securities - 20.3%
American Airlines, Inc. Series 01-1 6.817% due 11/23/12	370	353
AmeriCredit Automobile Receivables Trust Series 2007-BF Class A2 5.310% due 01/06/11	382	382
Argent Securities, Inc. (Ê) Series 2006-M2 Class A2A 3.426% due 09/25/36	213	210
Asset Backed Securities Corp. Home Equity (Ê) Series 2002-HE1 Class M1 5.886% due 03/15/32	709	679
Series 2004-HE6 Class A1 3.651% due 09/25/34	160	148
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	1,525	1,552
BA Credit Card Trust Series 2008-A1 Class A1 3.890% due 04/15/13	200	200
Bank One Issuance Trust Series 2003-A9 Class A9 3.860% due 06/15/11	1,000	1,004
Bear Stearns Asset Backed Securities Trust (Ê) Series 2004-BO1 Class 1A1 3.576% due 09/25/34	27	27
Series 2007-HE7 Class 1A1 4.376% due 08/25/37	689	667
Capital Auto Receivables Asset Trust Series 2005-1 Class A4 4.050% due 07/15/09	263	264
Series 2006-1 Class A3 5.030% due 10/15/09	819	823
Capital One Multi-Asset Execution Trust Series 2003-A4 Class A4 3.650% due 07/15/11	1,825	1,828
Series 2005-A2 Class A2 4.050% due 02/15/11	1,215	1,217
Series 2005-A8 Class A 4.400% due 08/15/11	1,500	1,512

	Principal Amount ($) or Shares	Market Value $
Capital One Prime Auto Receivables Trust Series 2004-3 Class A4 3.690% due 06/15/10	746	747
Series 2004-3 Class B 3.860% due 08/15/11	1,500	1,500
Carmax Auto Owner Trust Series 2005-2 Class A4 4.340% due 09/15/10	2,000	2,018
Caterpillar Financial Asset Trust Series 2006-A Class A3 5.570% due 05/25/10	860	870
Centex Home Equity Series 2003-C Class AF4 4.960% due 04/25/32	134	133
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2001-4 Class 1A6 6.241% due 01/25/13	19	19
Series 2003-3 Class 1A4 3.303% due 11/25/29	46	46
Chase Issuance Trust Series 2005-A10 Class A10 4.650% due 12/17/12	3,905	4,007
Chase Manhattan Auto Owner Trust Series 2004-A Class A4 2.830% due 09/15/10	327	327
Series 2005-A Class CTFS 4.040% due 04/15/11	422	423
Series 2006-A Class A3 5.340% due 07/15/10	1,405	1,420
Series 2006-A Class A4 5.360% due 01/15/13	1,700	1,745
CIT Equipment Collateral Series 2006-VT1 Class A4 5.160% due 02/20/13	1,740	1,773
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	395	396
CIT RV Trust Series 1998-A Class A5 6.120% due 11/15/13	25	25
Citibank Credit Card Issuance Trust Series 2007-A5 Class A5 5.500% due 06/22/12	4,175	4,351
Series 2007-A8 Class A8 5.650% due 09/20/19	250	251

Short Duration Bond Fund	19

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Community Program Loan Trust Series 1987-A Class A4 4.500% due 10/01/18	1,588	1,594
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 3.856% due 12/25/31	100	94
Series 2005-1 Class AF4 5.147% due 07/25/35	655	624
Series 2005-7 Class AF2 4.367% due 11/25/35	216	215
Series 2006-16 Class 2A1 (Ê) 3.426% due 12/25/46	188	184
Daimler Chrysler Auto Trust Series 2005-A Class A4 3.740% due 02/08/10	2,843	2,846
E-Trade RV and Marine Trust Series 2004-1 Class A3 3.620% due 10/08/18	1,220	1,198
Equity One ABS, Inc. Series 2003-4 Class M1 5.369% due 10/25/34	1,500	1,497
First USA Credit Card Master Trust (Ê) Series 1998-6 Class A 4.149% due 04/18/11	700	699
Ford Credit Auto Owner Trust Series 2005-B Class A4 4.380% due 01/15/10	598	601
Series 2005-B Class B 4.640% due 04/15/10	1,250	1,259
Series 2005-C Class B 4.520% due 09/15/10	1,000	1,011
Series 2007-B Class A4A 5.240% due 07/15/12	5,750	5,905
Series 2008-A Class A2 (Ê) 4.503% due 07/15/10	400	400
FPL Recovery Funding LLC Series 2007-A Class A1 5.053% due 02/01/13	1,615	1,640
Fremont Home Loan Trust (Ê) Series 2006-E Class 2A1 3.436% due 01/25/37	486	473
GE Capital Credit Card Master Note Trust Series 2007-3 Class A2 5.400% due 06/15/13	4,450	4,636

	Principal Amount ($) or Shares	Market Value $
GE Commercial Equipment Financing LLC (Ê) Series 2004-1 Class B 4.134% due 12/20/15	468	466
GE Corporate Aircraft Financing LLC (Ê)(Þ) Series 2004-1A Class B 4.226% due 01/25/18	166	164
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 3.416% due 08/25/36	281	270
GMAC Mortgage Corp. Loan Trust Series 2004-GH1 Class A2 4.390% due 12/25/25	700	699
GSAMP Trust (Ê) Series 2004-SEA Class A2A 3.666% due 03/25/34	256	255
Series 2007-FM1 Class A2A 3.446% due 12/25/36	671	651
Harley-Davidson Motorcycle Trust Series 2003-4 Class A2 2.690% due 04/15/11	312	311
Series 2006-3 Class A3 5.240% due 01/15/12	2,285	2,314
Series 2007-3 Class A4 5.520% due 11/15/13	2,000	2,065
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 4.224% due 01/20/34	295	287
Honda Auto Receivables Owner Trust Series 2004-3 Class A4 3.280% due 02/18/10	1,406	1,406
Series 2005-2 Class A4 4.150% due 10/15/10	870	873
Series 2005-3 Class A4 4.030% due 12/20/10	2,750	2,759
Series 2006-3 Class A3 5.120% due 10/15/10	590	599
Household Credit Card Master Note Trust I (Ê) Series 2007-2 Class A 4.786% due 07/15/13	3,860	3,818
Lehman XS Trust (Ê) Series 2006-9 Class A1A 3.446% due 05/25/46	167	166

20	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long Beach Auto Receivables Trust Series 2005-B Class A3 4.406% due 05/15/10	540	540
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 3.656% due 10/25/34	20	18
Mastr Asset Backed Securities Trust (Ê) Series 2006-HE5 Class A1 3.436% due 11/25/36	554	538
MBNA Credit Card Master Note Trust Series 2006-A1 Class A1 4.900% due 07/15/11	3,545	3,605
Nissan Auto Receivables Owner Trust Series 2004-A Class A4 2.760% due 07/15/09	501	501
Series 2005-B Class A3 3.990% due 07/15/09	300	300
Series 2008-A Class A3 3.890% due 08/15/11	430	431
Onyx Acceptance Grantor Trust Series 2005-A Class A4 3.910% due 09/15/11	1,655	1,655
PG&E Energy Recovery Funding LLC Series 2005-1 Class A2 3.870% due 06/25/11	796	800
Series 2005-2 Class A1 4.850% due 06/25/11	552	559
Power Contract Financing LLC (Þ) 6.256% due 02/01/10	169	177
Public Service New Hampshire Funding LLC Series 2001-1 Class A2 5.730% due 11/01/10	413	417
Railcar Leasing LLC (Þ) Series 1997-1 Class A2 7.125% due 01/15/13	792	819
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 3.546% due 08/25/36	380	363
SLM Student Loan Trust Series 2006-9 Class A2 (Ê) 3.331% due 04/25/17	345	345
Series 2008-2 Class A1 3.470% due 04/25/14	100	100
Susquehanna Auto Lease Trust (Þ) Series 2006-1 Class A3 5.210% due 03/16/09	831	835

	Principal Amount ($) or Shares	Market Value $
Toyota Auto Receivables Owner Trust Series 2003-B Class A4 2.790% due 01/15/10	267	267
USAA Auto Owner Trust Series 2005-2 Class A4 4.170% due 02/15/11	1,885	1,899
Series 2006-4 Class A2 5.160% due 11/16/09	864	868
Series 2007-2 Class A3 4.900% due 02/15/12	1,900	1,938
Series 2008-1 Class A3 4.160% due 04/16/12	525	531
Wells Fargo Financial Auto Owner Trust 2004-A Series 2004-A Class A4 2.670% due 08/16/10	692	692
WFS Financial Owner Trust Series 2004-4 Class A4 3.440% due 05/17/12	337	337

		91,431

Corporate Bonds and Notes - 19.4%
Abbott Laboratories 5.600% due 05/15/11	160	169
Aetna, Inc. 7.875% due 03/01/11	200	221
Alabama Power Co. Series 07-D 4.850% due 12/15/12	750	768
Allstate Corp. (The) 7.200% due 12/01/09	2,000	2,114
American Express Centurion Bank (Ñ) Series BKNT 5.200% due 11/26/10	500	514
American Express Travel Related Services Co., Inc. (Þ) 5.250% due 11/21/11	4,120	4,232
American General Finance Corp. Series MTNI 4.625% due 05/15/09	530	535
American International Group, Inc. 4.700% due 10/01/10	1,270	1,290
Ameriprise Financial, Inc. 5.350% due 11/15/10	500	513
Ameritech Capital Funding Corp. 6.250% due 05/18/09	2,000	2,080
Amgen, Inc. 4.000% due 11/18/09	160	161

Short Duration Bond Fund	21

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Associates Corp. of North America 8.550% due 07/15/09	750	794
AT&T Corp. 7.300% due 11/15/11	900	990
AT&T, Inc. 4.125% due 09/15/09	2,510	2,518
Bank of America Corp. (ƒ) 8.000% due 12/29/49	3,575	3,714
Bear Stearns Cos., Inc. (The) (Ê) 4.325% due 07/16/09	1,600	1,535
Boston Scientific Corp. 6.400% due 06/15/16	390	359
Capital One Bank 5.000% due 06/15/09	530	527
Capmark Financial Group, Inc. (Å) 5.875% due 05/10/12	775	567
Caterpillar Financial Services Corp. 4.500% due 06/15/09	1,250	1,266
CIT Group, Inc. 4.250% due 02/01/10 (Ñ)	1,095	1,053
5.253% due 03/12/10 (Ê)	1,305	1,126
Citigroup Funding, Inc. (Ê) 4.858% due 06/26/09	200	199
Citigroup, Inc. 6.200% due 03/15/09	2,685	2,753
Comcast Cable Communications LLC 6.875% due 06/15/09	1,040	1,077
Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	261
ConocoPhillips 8.750% due 05/25/10	1,246	1,388
Constellation Brands, Inc. (Ñ) Series B 8.125% due 01/15/12	200	201
Costco Wholesale Corp. (Ñ) 5.300% due 03/15/12	285	299
COX Communications, Inc. 4.625% due 01/15/10	420	421
Delta Air Lines, Inc. Series 00-1 7.570% due 11/18/10	335	335
Discover Financial Services (Ê)(Þ) 5.663% due 06/11/10	650	599
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	376
E*Trade Financial Corp. (Ñ) 8.000% due 06/15/11	415	357

	Principal Amount ($) or Shares	Market Value $
EI Du Pont de Nemours & Co. 5.000% due 01/15/13	2,220	2,297
Enterprise Products Operating, LP Series B 4.625% due 10/15/09	350	354
Ford Motor Credit Co. LLC 7.375% due 10/28/09 (Ñ)	200	193
9.750% due 09/15/10	205	198
Fortune Brands, Inc. 5.125% due 01/15/11	350	351
FPL Group Capital, Inc. 5.625% due 09/01/11	240	251
General Electric Capital Corp. 4.875% due 10/21/10	3,150	3,256
Series GMTN (Ñ) 5.500% due 04/28/11	580	608
General Mills, Inc. 5.650% due 09/10/12	415	431
Genworth Financial, Inc. 5.650% due 06/15/12	500	515
Georgia-Pacific LLC 9.500% due 12/01/11	235	244
Gillette Co. (The) 3.800% due 09/15/09	1,750	1,783
GMAC LLC 6.875% due 09/15/11	400	350
6.000% due 12/15/11	100	84
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	750	580
Goldman Sachs Group, Inc. (The) (Ê) 4.880% due 03/30/09	2,100	2,083
Hertz Vehicle Financing LLC (Þ) Series 2005-2A Class A2 4.930% due 02/25/10	1,000	984
IBM International Group Capital LLC 5.050% due 10/22/12	335	348
John Deere Capital Corp. (Ê) 4.345% due 10/16/09	4,950	4,943
JPMorgan Chase & Co. 3.800% due 10/02/09	3,040	3,044
5.375% due 10/01/12	1,775	1,844
KBC Bank Funding Trust III (ƒ)(Þ) 9.860% due 11/29/49	650	704
Kraft Foods, Inc. 4.125% due 11/12/09	190	190
LaBranche & Co., Inc. 11.000% due 05/15/12	225	223

22	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lehman Brothers Holdings Capital Trust V (ƒ) 5.857% due 11/29/49	540	417
Lehman Brothers Holdings, Inc. 5.170% due 05/25/10 (Ê)	800	772
5.625% due 01/24/13	880	891
Lowe’s Cos., Inc. 5.600% due 09/15/12	1,300	1,365
Lubrizol Corp. 4.625% due 10/01/09	560	566
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	840	857
Marshall & Ilsley Corp. 5.626% due 08/17/09	4,850	4,955
Merrill Lynch & Co., Inc. 5.450% due 02/05/13	100	100
Mizuho JGB Investment LLC (ƒ)(Þ) 9.870% due 12/31/49	500	506
Motorola, Inc. (Ñ) 5.375% due 11/15/12	300	295
National City Bank Series BKNT 4.250% due 01/29/10	1,650	1,647
Nuveen Investments, Inc. 5.000% due 09/15/10	385	347
ONEOK Partners, LP 5.900% due 04/01/12	500	521
Owens Brockway Glass Container, Inc. 8.875% due 02/15/09	500	500
Pacific Gas & Electric Co. 4.200% due 03/01/11	480	481
PepsiCo, Inc. 4.650% due 02/15/13	1,005	1,043
Simon Property Group, LP 7.125% due 02/09/09	310	316
SLM Corp. 3.491% due 07/26/10 (Ê)	100	90
Series MTNA 4.500% due 07/26/10	1,075	990
Suncom Wireless, Inc. 8.500% due 06/01/13	340	350
TIAA Global Markets, Inc. (Þ) 5.125% due 10/10/12	2,500	2,616
Time Warner Cable, Inc. 5.400% due 07/02/12	470	477
Union Pacific Corp. 6.500% due 04/15/12	690	745
Union Planters Corp. 7.750% due 03/01/11	1,060	1,146

	Principal Amount ($) or Shares	Market Value $
United Technologies Corp. (Ñ) 4.375% due 05/01/10	425	434
7.125% due 11/15/10	270	294
Viacom, Inc. 5.750% due 04/30/11	520	533
Wachovia Capital Trust III (ƒ) 5.800% due 03/15/42	855	675
Wachovia Mortgage FSB Series BKNT 4.125% due 12/15/09	130	132
Washington Mutual Preferred Funding (ƒ)(Þ) 9.750% due 10/29/49	500	460
WellPoint, Inc. 6.375% due 01/15/12	440	470
Wells Fargo & Co. 4.200% due 01/15/10	400	404
4.375% due 01/31/13	425	425
Willis NA, Inc. 5.125% due 07/15/10	230	230

		87,220

International Debt - 4.1%
Abu Dhabi National Energy Co. (Þ) 5.620% due 10/25/12	500	510
Arran Residential Mortgages Funding PLC (Ê)(Þ) Series 2006-1A Class A1B 4.339% due 04/12/36	77	77
AstraZeneca PLC 5.400% due 09/15/12	4,095	4,322
Barclays Bank PLC 5.450% due 09/12/12	3,710	3,882
7.434% due 09/29/49 (ƒ)(Ñ)(Þ)	150	157
Catalyst Paper Corp. (Ñ) Series D 8.625% due 06/15/11	210	178
Credit Agricole SA (Ê)(Þ) 5.053% due 05/28/09	300	300
5.103% due 05/28/10	300	300
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	350	359
Glitnir Banki HF (Þ) 6.375% due 09/25/12	5,420	5,145
ICICI Bank, Ltd. (Ê)(Þ) 4.917% due 01/12/10	1,100	1,086
Invesco, Ltd. 5.625% due 04/17/12	390	394

Short Duration Bond Fund	23

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Quebecor World Capital Corp. (Ø)(Ñ) 6.125% due 11/15/13	70	30
Sappi Papier Holding AG (Þ) 6.750% due 06/15/12	440	435
Transocean, Inc. 5.250% due 03/15/13	300	309
Tyco Electronics Group SA (Þ) 6.000% due 10/01/12	760	797

		18,281

Loan Agreements - 0.1%
First Data Corp., Term Loan B1 7.580% due 09/24/14	19	19
7.634% due 09/24/14	255	255

		274

Mortgage-Backed Securities - 40.8%
American Home Mortgage Investment Trust (Ê) Series 2004-3 Class 5A 4.290% due 10/25/34	1,540	1,542
Series 2004-4 Class 4A 4.390% due 02/25/45	456	447
Banc of America Commercial Mortgage, Inc. Series 2003-1 Class SBB (Å) 5.860% due 03/11/32	115	127
Series 2003-1 Class SBC (Å) 5.790% due 03/11/32	115	127
Series 2006-4 Class A2 5.522% due 09/10/11	1,200	1,207
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 4.112% due 05/25/35	7,125	6,969
Series 2006-2 Class 2A18 5.750% due 03/25/36	2,843	2,927
Series 2006-A Class 1A1 (Ê) 4.625% due 02/20/36	353	351
Banc of America Mortgage Securities, Inc. Series 2004-2 Class 2A1 5.250% due 03/25/34	803	807
Series 2004-2 Class 5A1 6.500% due 10/25/31	195	198
Series 2004-I Class 2A2 (Ê) 4.684% due 10/25/34	556	527
Series 2004-L Class 1A1 (Ê) 6.271% due 01/25/35	87	88

	Principal Amount ($) or Shares	Market Value $
Series 2004-L Class 2A1 (Ê) 4.371% due 01/25/35	1,527	1,539
Series 2005-9 Class 2A1 4.750% due 10/25/20	528	527
Series 2005-G Class 2A1 (Ê) 4.923% due 08/25/35	343	345
Bear Stearns Adjustable Rate Mortgage Trust (Ê) Series 2003-1 Class 5A1 5.437% due 04/25/33	446	449
Series 2003-8 Class 2A1 4.772% due 01/25/34	337	320
Bear Stearns Alt-A Trust (Ê) Series 2005-4 Class 23A1 5.368% due 05/25/35	919	905
Series 2005-7 Class 22A1 5.508% due 09/25/35	56	52
Bear Stearns Asset Backed Securities Trust Series 2003-AC3 Class A1 4.000% due 07/25/33	346	336
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A1 5.060% due 11/15/16	262	263
Series 2004-ESA Class H (Þ) 5.426% due 05/14/16	900	931
Series 2004-PWR Class A2 4.254% due 07/11/42	470	467
Bear Stearns Mortgage Funding Trust (Ê) Series 2007-AR1 Class 2A1 3.446% due 02/25/37	1,233	1,204
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.680% due 01/26/36	281	274
Series 2007-R6 Class 2A1 5.782% due 12/26/46	189	181
Chase Issuance Trust Series 2007-A15 Class A 4.960% due 09/17/12	3,200	3,302
Chase Mortgage Finance Corp. Series 2007-A1 Class 8A1 4.241% due 02/25/37	961	962
Commercial Mortgage Pass Through Certificates Series 1999-1 Class A2 6.455% due 05/15/32	671	673

24	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2001-J1A Class A2 (Þ) 6.457% due 02/16/34	91	94
Series 2004-LB2 Class A2 3.600% due 03/10/39	1,000	990
Series 2006-C7 Class A2 5.690% due 06/10/46	110	111
Countrywide Alternative Loan Trust Series 2003-6T2 Class A1 6.500% due 06/25/33	35	35
Series 2003-J2 Class A1 6.000% due 10/25/33	318	312
Series 2004-12C Class 1A1 5.000% due 07/25/19	2,099	2,090
Countrywide Home Loan Mortgage Pass Through Trust (Ê) Series 2004-22 Class A3 4.801% due 11/25/34	281	278
Series 2004-HYB Class 1A1 4.730% due 02/20/35	526	521
Series 2005-HYB Class 5A1 5.250% due 02/20/36	934	908
CS First Boston Mortgage Securities Corp. Series 2003-C4 Class A2 3.908% due 08/15/36	875	870
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2007-AR1 Class A3B 3.446% due 01/25/47	531	518
DLJ Commercial Mortgage Corp. Series 1999-CG3 Class A3 7.730% due 10/10/32	900	942
Fannie Mae 5.500% due 2009	695	704
6.000% due 2010	54	55
6.500% due 2010	64	66
6.000% due 2011	88	91
6.500% due 2011	42	43
5.000% due 2013	522	538
5.500% due 2013	484	498
6.000% due 2013	247	255
6.000% due 2014	1,243	1,288
5.500% due 2016	865	887
5.000% due 2017	73	74
5.500% due 2017	1,361	1,395
6.000% due 2017	142	148
7.000% due 2017	143	150
8.000% due 2017	772	815
5.000% due 2018	3,019	3,067

	Principal Amount ($) or Shares	Market Value $
5.000% due 2019	405	411
5.000% due 2020	262	267
5.000% due 2021	824	836
4.400% due 2033 (Ê)	183	184
5.500% due 2033	66	67
6.000% due 2033	23	24
5.500% due 2034	11,655	11,826
4.600% due 2035 (Ê)	414	420
4.700% due 2035 (Ê)	3,433	3,516
4.800% due 2035 (Ê)	531	538
4.900% due 2035 (Ê)	24,561	24,946
5.500% due 2035	16,993	17,231
5.600% due 2037 (Ê)	133	137
6.500% due 2037	2,090	2,169
6.000% due 2041 (Ê)	668	666
6.000% due 2042 (Ê)	338	339
30 Year TBA (Ï) 5.500%	—	8
6.500%	3,440	3,570
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	490	522
Series 2001-T4 Class A1 7.500% due 07/25/41	77	84
Series 2001-T10 Class A1 7.000% due 12/25/41	116	124
Series 2001-T10 Class A2 7.500% due 12/25/41	64	69
Series 2002-T19 Class A1 6.500% due 07/25/42	917	981
Fannie Mae REMICS Series 2001-50 Class BA 7.000% due 10/25/41	139	149
Series 2003-16 Class BH 5.000% due 03/25/17	1,776	1,805
Series 2003-24 Class PU 3.500% due 11/25/15	163	162
Series 2003-63 Class GU 4.000% due 07/25/33	726	727
Series 2003-75 Class NB 3.250% due 08/25/18	406	400
Series 2007-73 Class A1 (Ê) 3.436% due 07/25/37	434	418
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 09/25/28	639	665
Series 2003-W2 Class 1A1 6.500% due 07/25/42	350	373

Short Duration Bond Fund	25

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-W11 Class 1A3 7.000% due 05/25/44	385	418
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-50 Class A6 (Ê) 3.614% due 09/27/12	122	122
Series 2002-51 Class 1A 6.500% due 09/25/43	284	302
Series 2003-54 Class 2A 6.500% due 02/25/43	239	248
Series 2004-59 Class 1A2 7.000% due 10/25/43	1,001	1,091
Series 2005-63 Class 1A1 (Ê) 5.988% due 02/25/45	686	691
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class A2 6.560% due 11/18/35	268	268
Freddie Mac 4.500% due 2009	283	283
5.500% due 2009	57	57
6.000% due 2009	31	31
3.500% due 2010	159	158
4.000% due 2010	676	677
6.000% due 2010	29	29
8.000% due 2010	2	2
6.000% due 2011	233	240
6.000% due 2013	78	81
5.500% due 2014	310	319
6.000% due 2014	86	89
6.000% due 2016	367	379
5.000% due 2018	440	447
6.000% due 2018	324	335
6.000% due 2028	102	106
5.500% due 2029	699	711
6.000% due 2029	197	204
6.000% due 2031	268	276
6.000% due 2032	325	335
6.000% due 2033	571	588
4.900% due 2035 (Ê)	737	750
5.800% due 2037 (Ê)	1,127	1,183
6.000% due 2037	4,725	4,844
Freddie Mac REMICS Series 2003-255 Class PB 5.500% due 08/15/30	5	5
Series 2003-258 Class NS 3.250% due 09/15/15	784	776
Series 2003-261 Class JA 3.760% due 03/15/29	1,029	1,012

	Principal Amount ($) or Shares	Market Value $
Series 2004-285 Class BA 4.500% due 02/15/20	1,031	1,041
Series 2006-314 Class LF (Ê) 4.536% due 05/15/36	566	564
Series 2007-333 Class AF (Ê) 4.386% due 10/15/20	2,774	2,759
Series 2007-333 Class BF (Ê) 4.386% due 07/15/19	446	444
Series 2007-333 Class FT (Ê) 4.386% due 08/15/19	2,134	2,123
Series 2007-334 Class FA (Ê) 4.466% due 02/15/19	1,834	1,821
GE Capital Commercial Mortgage Corp. Series 2001-3 Class A1 5.560% due 06/10/38	713	722
Series 2002-1A Class A3 6.269% due 12/10/35	420	438
Series 2004-C3 Class A1 3.752% due 07/10/39	1,123	1,115
Series 2005-C1 Class A1 4.012% due 06/10/48	688	682
Ginnie Mae II (Ê) 5.600% due 2027	72	72
6.000% due 2032	103	105
GMAC Commercial Mortgage Securities, Inc. Series 1999-C1 Class A2 6.175% due 05/15/33	97	98
GMAC Mortgage Corp. Loan Trust (Ê) Series 2005-AR2 Class 4A 5.183% due 05/25/35	107	108
Government National Mortgage Association Series 2004-78 Class A 3.590% due 11/16/17	1,473	1,472
Series 2006-67 Class A 3.947% due 11/16/30	920	924
Series 2007-4 Class A 4.206% due 06/15/29	980	989
Series 2007-15 Class A 4.512% due 10/16/28	1,376	1,394
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR8 Class 1A1A 3.456% due 01/25/47	682	669
GS Mortgage Securities Corp. II Series 2007-GG1 Class A1 5.690% due 08/10/45	1,234	1,245

26	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GSMPS Mortgage Loan Trust (Þ) Series 2005-RP1 Class 1A3 8.000% due 01/25/35	86	93
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	22	24
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	134	143
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 5.298% due 06/25/34	557	557
Series 2005-AR6 Class 2A1 (Ê) 4.539% due 09/25/35	717	701
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 5.147% due 07/19/35	250	251
Series 2006-12 Class 2A11 (Ê) 4.024% due 01/19/38	925	904
Host Marriott Trust (Þ) Series 1999-HMT Class E 8.070% due 08/03/15	650	689
Indymac Index Mortgage Loan Trust (Ê) Series 2006-AR1 Class 1A1A 3.466% due 11/25/46	447	436
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-C2 Class A1 4.326% due 12/12/34	511	505
Series 2005-LDP Class A1 4.655% due 08/15/42	1,104	1,101
4.613% due 10/15/42	545	543
JP Morgan Mortgage Trust Series 2005-A1 Class 4A1 (Ê) 4.779% due 02/25/35	744	743
Series 2005-A1 Class 6T1 (Ê) 5.023% due 02/25/35	68	68
Series 2005-A4 Class 1A1 5.401% due 07/25/35	416	421
Series 2005-A8 Class 1A1 5.405% due 11/25/35	681	680
LB-UBS Commercial Mortgage Trust Series 2000-C4 Class B 7.480% due 07/15/32	200	212
Mastr Adjustable Rate Mortgages Trust (Ê) Series 2004-13 Class 3A4 3.787% due 11/21/34	293	293

	Principal Amount ($) or Shares	Market Value $
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 5.508% due 06/15/30	866	831
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 3.586% due 02/25/36	68	64
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1 5.528% due 05/12/39	2,051	2,070
MLCC Mortgage Investors, Inc. (Ê) Series 2005-3 Class 5A 3.626% due 11/25/35	121	110
Morgan Stanley Capital I Series 2003-T11 Class A1 3.260% due 06/13/41	291	290
Series 2005-HQ6 Class A1 4.646% due 08/13/42	1,323	1,318
Morgan Stanley Dean Witter Capital I Series 2002-HQ Class A2 6.090% due 04/15/34	33	33
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 3.776% due 02/25/34	162	158
Series 2004-CL1 Class 2A2 3.776% due 02/25/19	34	34
Residential Funding Mortgage Securities I Series 2006-SA3 Class 3A1 6.038% due 09/25/36	636	649
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	635	619
Structured Asset Mortgage Investments, Inc. (Ê) Series 2002-AR3 Class A1 4.264% due 09/19/32	32	31
Structured Asset Securities Corp. (Ê) Series 2001-21A Class 1A1 7.144% due 01/25/32	19	19
Thornburg Mortgage Securities Trust (Ê) Series 2006-6 Class A1 3.486% due 11/25/11	605	583
Wachovia Auto Owner Trust Series 2005-B Class A4 4.840% due 04/20/11	590	598

Short Duration Bond Fund	27

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Washington Mutual Mortgage Pass Through Certificates Series 2002-AR6 Class A (Ê) 6.062% due 06/25/42	160	149
Series 2002-AR9 Class 1A (Ê) 6.062% due 08/25/42	321	302
Series 2003-AR7 Class A7 (Ê) 3.842% due 08/25/33	462	450
Series 2004-AR1 Class A2A (Ê) 5.308% due 11/25/34	791	773
Series 2005-AR1 Class A1A1 (Ê) 3.666% due 10/25/45	189	177
Series 2006-AR1 Class 1A4 (Ê) 5.647% due 11/25/36	171	174
Series 2006-AR1 Class 2A (Ê) 6.162% due 09/25/46	612	600
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 (Ê) 4.949% due 01/25/35	704	701
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	976	961
Series 2004-EE Class 3A1 (Ê) 4.007% due 12/25/34	317	309
Series 2004-I Class 1A1 7.080% due 07/25/34	727	728
Series 2005-9 Class 1A1 4.750% due 10/25/35	2,133	2,126
Series 2005-AR2 Class 2A1 (Ê) 4.544% due 03/25/35	202	201
Series 2005-AR2 Class 2A2 (Ê) 4.544% due 03/25/35	734	728
Series 2005-AR4 Class 2A2 4.523% due 04/25/35	230	227
Series 2005-AR8 Class 2A1 4.523% due 06/25/35	228	226
Series 2006-AR1 Class 5A1 (Ê) 5.597% due 07/25/36	440	453
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	1,034	1,032
Series 2006-AR4 Class 1A1 (Ê) 5.857% due 04/25/36	165	166
Series 2006-AR4 Class 2A1 (Ê) 5.773% due 04/25/36	798	802
Series 2006-AR5 Class 2A1 (Ê) 5.521% due 04/25/36	1,009	1,033
Series 2006-AR6 Class 7A1 (Ê) 5.110% due 03/25/36	91	91

		183,446

	Principal Amount ($) or Shares		Market Value $
Non-US Bonds - 0.4%
Colombia Government International Bond 11.750% due 03/01/10	COP	650,000	343
German Treasury Bills 5.000% due 01/04/12	EUR	140	219
New South Wales Treasury Corp. Series 12RG 6.000% due 05/01/12	AUD	375	324
Province of Quebec Canada 5.000% due 12/01/15	CAD	300	312
United Kingdom Treasury Bills 5.000% due 03/07/12	GBP	300	613

			1,811

United States Government Agencies - 0.1%
Federal Home Loan Bank Discount Notes Series HK10 Zero Coupon due 04/27/10		401	384

United States Government Treasuries - 1.8%
United States Treasury Inflation Indexed Bonds 2.375% due 04/15/11		1,069	1,134
2.000% due 04/15/12		3,320	3,517
3.000% due 07/15/12		1,537	1,702
United States Treasury Notes 2.875% due 01/31/13		1,595	1,601

			7,954

Total Long-Term Investments
(cost $387,246)			390,801

Preferred Stocks - 0.9%
Financial Services - 0.9%
Bank of America Corp. (Æ)		1,000	1,123
DG Funding Trust (Æ)(Å)		219	2,290
Federal National Mortgage Association (Æ)		9,750	258
Freddie Mac (Æ)(Ñ)		16	423

Total Preferred Stocks
(cost $3,951)			4,094

28	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount		Market Value $

Options Purchased - 0.8%
(Number of Contracts)
Eurodollar Futures
Mar 2008 91.75 Put (450)	USD	1,125	3
Mar 2008 92.50 Put (171)	USD	428	1
Mar 2008 92.75 Put (1,009)	USD	2,523	6
Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 5.000% Feb 2008 0.00 Call (1)		14,400	600
USD Three Month LIBOR/USD 4.750% Mar 2008 0.00 Call (2)		44,000	1,342
USD Three Month LIBOR/USD 4.750% Sep 2008 0.00 Call (2)		26,100	852
USD Three Month LIBOR/USD 5.000% Dec 2008 0.00 Call (1)		20,900	726

Total Options Purchased
(cost $495)			3,530

	Principal Amount ($) or Shares
Short-Term Investments - 11.8%
Allstate Financial Global Funding (Þ) 2.500% due 06/20/08		1,000	997
Altria Group, Inc. 7.650% due 07/01/08		1,500	1,523
ASIF Global Financing XXIII (Þ) 3.900% due 10/22/08		1,070	1,068
Associates Corp. of North America 6.250% due 11/03/08		599	610
Bank of Scotland PLC 3.820% due 03/18/08		200	199
3.170% due 04/28/08		4,100	4,067
Caterpillar Financial Services Corp. (Ñ) Series MTNF 4.500% due 09/01/08		2,000	2,013
CBA Finance, Inc. 3.740% due 04/17/08		200	198
Centex Corp. 4.875% due 08/15/08		300	293

	Principal Amount ($) or Shares		Market Value $
CIT Group, Inc. (Ê) 3.401% due 01/30/09		2,320	2,200
Fannie Mae 6.000% due 12/01/08		16	16
Federal National Mortgage Association Discount Notes (ç)(ž) Zero Coupon due 04/30/08		1,400	1,391
Freddie Mac 5.500% due 2008		19	19
6.500% due 2008		82	83
French Discount Treasury Bills Zero Coupon due 03/06/08	EUR	100	148
Ginnie Mae I 6.000% due 12/01/08		14	14
GMAC LLC (Ñ) 5.125% due 05/09/08		115	115
Goldman Futures Cash		1,100	1,100
HSBC Finance Corp. 6.500% due 11/15/08		3,270	3,337
Landwirtschaftliche Rentenbank 0.650% due 09/30/08	JPY	60,000	564
Marlin Leasing Receivables LLC (Þ) Series 2005-1A Class A3 4.630% due 11/17/08		438	438
Merrill Lynch & Co., Inc. 4.831% due 10/27/08		1,500	1,509
Popular NA, Inc. 4.250% due 04/01/08		1,325	1,326
Principal Life Global Funding I (Þ) 2.800% due 06/26/08		4,100	4,082
Quebecor World Capital Corp. (Ø)(Ñ) 4.875% due 11/15/08		205	88
Residential Capital LLC (Ñ) 7.625% due 11/21/08		280	216
Royal Bank of Scotland 5.265% due 03/26/08		600	600
Russell Investment Company Money Market Fund		16,226,334	16,226
Saks, Inc. 8.250% due 11/15/08		175	176
Smithfield Foods, Inc. (Ñ) 7.625% due 02/15/08		465	465
United States Treasury Bills (ç)(ž)(§) 3.260% due 03/27/08		150	149

Short Duration Bond Fund	29

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Treasury Inflation Indexed Bonds 3.875% due 01/15/09	641	663
Vendee Mortgage Trust Series 2001-3 Class J 6.500% due 05/15/08	49	49
VTB Capital SA (Ê)(Þ) 5.494% due 08/01/08	700	697
Wachovia Corp. 5.625% due 12/15/08	1,560	1,580
6.375% due 01/15/09	210	216
Wells Fargo & Co. 4.125% due 03/10/08	820	820
6.250% due 04/15/08	3,927	3,942

Total Short-Term Investments
(cost $53,227)		53,197

Other Securities - 1.5%
Russell Investment Company Money Market Fund (×)	1,975,560	1,976
State Street Securities Lending Quality Trust (×)	4,725,283	4,725

Total Other Securities
(cost $6,701)		6,701

Total Investments - 102.0%
(identified cost $451,620)		458,323

Other Assets and Liabilities, Net - (2.0%)		(8,959)

Net Assets - 100.0%		449,364

See accompanying notes which are an integral part of the financial statements.

30	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures expiration date 03/08 (8)	USD	1,942	28
expiration date 06/08 (8)	USD	1,950	27
expiration date 09/08 (165)	USD	40,241	891
expiration date 12/08 (411)	USD	100,115	2,122
expiration date 03/09 (185)	USD	44,985	734
expiration date 06/09 (36)	USD	8,736	133
expiration date 09/09 (26)	USD	6,298	88
Germany Federal Republic 5 Year Bond (Germany) expiration date 03/08 (2)	EUR	221	(1)
LIBOR Futures expiration date 03/08 (2)	GBP	236	2
expiration date 06/08 (19)	GBP	2,255	33
United States Treasury 2 Year Notes expiration date 03/08 (64)	USD	13,646	27
United States Treasury 5 Year Notes expiration date 03/08 (150)	USD	16,950	417
United States Treasury 10 Year Notes expiration date 03/08 (14)	USD	1,634	53

Short Positions
United States Treasury Bonds expiration date 03/08 (156)	USD	18,613	(267)
United States Treasury 2 Year Notes expiration date 03/08 (20)	USD	4,271	(53)
United States Treasury 5 Year Notes expiration date 03/08 (127)	USD	14,351	(301)
United States Treasury 10 Year Notes expiration date 03/08 (75)	USD	8,754	(173)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			3,760

Options Written (Number of Contracts)	Notional Amount		Market Value $
Swaptions
(Fund Pays/Fund Receives)
USD 5.100%/USD Three Month LIBOR Feb 2008 0.00 Call (1)	USD	6,200	(444)
USD 4.900%/USD Three Month LIBOR Mar 2008 0.00 Call (2)	USD	8,100	(488)
USD 4.950%/USD Three Month LIBOR Mar 2008 0.00 Call (1)	USD	8,000	(501)
USD 4.950%/USD Three Month LIBOR Sep 2008 0.00 Call (2)	USD	11,300	(622)
USD 5.200%/USD Three Month LIBOR Dec 2008 0.00 Call (1)	USD	7,000	(460)

United States Treasury Notes 10 Year Futures
Feb 2008 114.00 Call (5)	USD	5	(15)
Feb 2008 110.00 Put (5)	USD	5	—

Total Liability for Options Written (premiums received $481)			(2,530)

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund	31

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	142	AUD	165	03/18/08	5
USD	150	BRL	268	02/11/08	2
USD	1,087	BRL	1,925	03/04/08	1
USD	1	GBP	—	02/01/08	—
USD	162	INR	6,404	02/22/08	—
USD	201	JPY	21,930	02/07/08	5
USD	—	JPY	46	04/01/08	—
USD	1,047	KRW	996,341	04/16/08	6
USD	1,087	MXN	11,839	03/10/08	2
USD	1,087	SGD	1,556	02/20/08	12
AUD	65	USD	58	03/18/08	—
AUD	165	USD	141	03/18/08	(6)
AUD	200	USD	175	03/18/08	(3)
AUD	250	USD	219	03/18/08	(4)
BRL	267	USD	150	02/11/08	(1)
CAD	143	USD	141	03/18/08	(2)
EUR	1	USD	2	02/01/08	—
EUR	109	USD	162	02/26/08	—
EUR	147	USD	215	04/18/08	(3)
GBP	314	USD	615	04/18/08	(7)
JPY	60,478	USD	545	02/07/08	(24)

Total Unrealized Appreciation (Depreciation) onOpen Foreign Currency Exchange Contracts					(17)

See accompanying notes which are an integral part of the financial statements.

32	Short Duration Bond Fund

Russell Investment Company

Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	500	Three Month LIBOR	5.000%	06/18/38	(12)
BNP Paribas	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	9
Deutsche Bank	GBP	600	6.000%	Six Month LIBOR	12/20/08	6
Deutsche Bank	USD	2,200	5.000%	Three Month LIBOR	12/19/09	82
Goldman Sachs	EUR	700	4.000%	Six Month LIBOR	03/20/09	(1)
Goldman Sachs	MXN	2,300	7.780%	Mexico Interbank 28 Day Deposit Rate	04/03/12	—
JP Morgan	EUR	600	4.500%	Six Month LIBOR	03/19/10	10
JP Morgan	EUR	200	1.948%	Consumer Price Index (France)	03/15/12	(3)
Lehman Brothers	GBP	1,500	4.500%	Six Month LIBOR	09/20/09	(24)
Merrill Lynch	BRL	700	12.948%	Brazil Interbank Deposit Rate	01/04/10	2
Merrill Lynch	BRL	100	11.980%	Brazil Interbank Deposit Rate	01/02/12	(1)
Royal Bank of Scotland	USD	6,800	4.000%	Three Month LIBOR	06/18/10	114
Royal Bank of Scotland	USD	100	Three Month LIBOR	4.000%	06/18/13	—
Royal Bank of Scotland	USD	300	Three Month LIBOR	5.000%	06/18/38	(7)
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	(3)
UBS	BRL	1,100	10.575%	Brazil Interbank Deposit Rate	01/02/12	(36)

Total Market Value of Open Interest Rate Swap Contracts (Premiums Paid (Received) - $103)						136

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate	Termination Date	Market Value $

Brazilian Government International Bond	Barclays Bank PLC	USD	1,000	0.290%	06/20/09	(5)
Brazilian Government International Bond	Lehman Brothers	USD	3,200	1.120%	11/20/11	(5)
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144%	06/20/12	(34)
Ford Motor Credit Co.	Barclays Bank PLC	USD	2,000	6.150%	09/20/12	(67)
Gaz Capital for Gazprom	Morgan Stanley	USD	1,400	0.860%	11/20/11	(58)
General Motors Acceptance Corp.	Merrill Lynch	USD	1,000	1.850%	09/20/09	(98)
General Motors Acceptance Corp.	Lehman Brothers	USD	700	1.680%	09/20/08	(27)
General Motors Corp.	UBS	USD	300	8.150%	03/20/13	2
Goldman Sachs Group, Inc.	Bear Stearns	USD	500	0.820%	09/20/12	(1)
Goldman Sachs Group, Inc.	Barclays Bank PLC	USD	1,300	0.320%	09/20/08	(5)
Indonesia Government International Bond	Royal Bank of Scotland PLC	USD	1,000	0.400%	12/20/08	(6)
Indonesia Government International Bond	Royal Bank of Scotland PLC	USD	1,000	0.438%	06/20/09	(10)
Lehman Brothers	Barclays Bank PLC	USD	800	0.190%	09/20/08	(9)
Lehman Brothers	JP Morgan	USD	500	0.300%	09/20/08	(5)
Panama Government International Bond	Deutsche Bank	USD	300	0.250%	12/20/08	(1)
Russia Government International Bond	Barclays Bank PLC	USD	1,000	0.275%	06/20/09	(7)
Russia Government International Bond	Morgan Stanley	USD	1,000	0.305%	12/20/08	(3)
Ukraine Government International Bond	HSBC	USD	1,000	0.490%	06/20/09	(14)

Total Market Value of Open Credit Default Swap Contracts (Premiums Paid (Received) - $0)						(353)

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund	33

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 98.7%

Alabama - 0.3%
County of Jefferson Alabama General Obligation Unlimited (m)	500	5.000	04/01/10	526
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	258
Mobile County Board of School Commissioners General Obligation Unlimited (m)(æ)	375	5.000	03/01/12	404

				1,188

Alaska - 0.4%
City of Anchorage Alaska General Obligation Unlimited (m)(æ)	500	5.750	12/01/16	547
Northern TOB Securitization Corp. Revenue Bonds	925	4.625	06/01/23	867

				1,414

Arizona - 1.2%
Arizona State Transportation Board Revenue Bonds	500	5.250	07/01/12	543
Arizona State Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,679
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	1,000	2.900	06/01/35	1,003
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,350	5.000	01/01/25	1,404

				4,629

California - 7.0%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	600	5.700	08/15/14	607
California State Department of Water Resources Revenue Bonds	250	5.500	05/01/10	267
California State Department of Water Resources Revenue Bonds (m)	1,000	5.250	05/01/12	1,104
California Statewide Communities Development Authority Revenue Bonds (Ê)(m)	610	4.100	04/01/28	614
California Statewide Communities Development Authority Revenue Bonds (Ê)	1,000	5.200	12/01/29	1,034
California Statewide Communities Development Authority Revenue Bonds (Ê)	1,100	2.625	04/01/34	1,100
Golden State Tobacco Securitization Corp. Revenue Bonds (m)	500	5.000	06/01/20	510
Golden State Tobacco Securitization Corp. Revenue Bonds (æ)	80	5.000	06/01/21	81
Golden State Tobacco Securitization Corp. Revenue Bonds (m)	750	4.600	06/01/23	644
Golden State Tobacco Securitization Corp. Revenue Bonds	1,250	4.500	06/01/27	1,142
Golden State Tobacco Securitization Corp. Revenue Bonds	750	5.300	06/01/37	482
Golden State Tobacco Securitization Corp. Revenue Bonds	500	5.750	06/01/47	479
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	911
Los Angeles Unified School District General Obligation Unlimited (m)	215	4.250	01/01/28	202
Roseville Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	525
Santa Clara Unified School District General Obligation Unlimited (m)	2,895	5.000	07/01/26	3,006
Southern California Public Power Authority Revenue Bonds (m)	405	5.375	01/01/12	447
State of California General Obligation Unlimited	1,000	6.600	02/01/10	1,084
State of California General Obligation Unlimited	2,050	5.000	02/01/12	2,211
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,105
State of California General Obligation Unlimited	550	5.000	08/01/14	606
State of California General Obligation Unlimited	880	5.000	11/01/15	975
State of California General Obligation Unlimited (m)	500	5.000	03/01/17	545
State of California General Obligation Unlimited	2,000	5.250	02/01/25	2,085
State of California General Obligation Unlimited (m)	1,500	5.000	02/01/26	1,519

34	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of California General Obligation Unlimited (m)	1,500	5.250	02/01/30	1,557
Tobacco Securitization Authority of Southern California Revenue Bonds	970	4.750	06/01/25	932
University of California Revenue Bonds	500	4.000	05/15/14	532
University of California Revenue Bonds	300	5.000	05/15/15	339

				26,645

Colorado - 0.8%
Colorado Department of Transportation Revenue Bonds (m)	265	6.000	06/15/08	269
Colorado Health Facilities Authority Revenue Bonds (m)(æ)	1,000	5.500	05/15/14	1,054
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,035
Colorado Housing & Finance Authority Revenue Bonds	35	7.250	04/01/10	36
Colorado Housing & Finance Authority Revenue Bonds	40	6.300	08/01/12	41
Colorado Housing & Finance Authority Revenue Bonds (Ê)	40	6.300	08/01/16	41
Colorado Housing & Finance Authority Revenue Bonds	25	6.700	10/01/16	25
Jefferson County School District R-001 General Obligation Unlimited (m)	500	5.000	12/15/14	562

				3,063

Connecticut - 1.8%
Connecticut State Health & Educational Facility Authority Revenue Bonds (Ê)	6,700	1.500	07/01/37	6,700

Delaware - 0.2%
Delaware State Economic Development Authority Revenue Bonds (Ê)(m)	250	4.900	05/01/26	266
University of Delaware Revenue Bonds (Ê)	410	2.050	11/01/26	410

				676

District of Columbia - 0.6%
District of Columbia General Obligation Unlimited (m)	1,000	5.500	06/01/09	1,044
District of Columbia Revenue Bonds (m)	1,000	5.000	02/01/12	1,064

				2,108

Florida - 7.8%
City of Gulf Breeze Florida Revenue Bonds (m)	1,825	5.000	12/01/15	1,982
City of Pembroke Pines Florida Revenue Bonds (m)	1,000	5.000	10/01/16	1,118
City of Tallahassee Florida Revenue Bonds (m)	500	5.000	10/01/11	541
County of Hillsborough Florida Revenue Bonds	25	6.200	12/01/08	26
County of Hillsborough Florida Revenue Bonds (m)	1,000	5.500	08/01/12	1,108
County of Miami-Dade Florida Revenue Bonds (m)	1,000	5.000	06/01/14	1,080
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,082
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,105
Florida Department of Childrens & Family Services Certificate Of Participation (m)	1,175	5.000	10/01/15	1,293
Florida Hurricane Catastrophe Fund Revenue Bonds	1,600	5.000	07/01/10	1,693
Florida State Board of Education General Obligation Unlimited	1,500	5.000	01/01/09	1,538
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,127
Florida State Board of Education Revenue Bonds (m)	1,000	5.250	01/01/13	1,099
Florida State Division of Bond Finance Revenue Bonds (m)	1,600	5.250	07/01/13	1,678
Florida State Turnpike Authority Revenue Bonds (m)	2,000	5.000	07/01/13	2,196
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	546

Tax Exempt Bond Fund	35

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Hillsborough County Educational Facilities Authority Revenue Revenue Bonds (m)	775	5.750	04/01/18	793
Miami-Dade County Educational Facilities Authority Revenue Bonds (m)(æ)	1,750	5.000	04/01/34	1,948
Miami-Dade County School Board Certificate Of Participation (m)	1,000	5.000	05/01/15	1,085
North Miami Fl Revenue Bonds (m)	1,325	5.000	04/01/10	1,395
Orlando Utilities Commission Revenue Bonds	1,000	5.900	10/01/08	1,026
Orlando Utilities Commission Revenue Bonds (æ)	630	5.250	10/01/20	694
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	394
Palm Beach County School Board Certificate Of Participation (m)	1,000	5.000	08/01/14	1,094
Palm Glades Community Development District Special Assessment	900	4.850	08/01/11	850
Tampa-Hillsborough County Expressway Authority Revenue Bonds (m)	1,000	5.000	07/01/14	1,094

				29,585

Georgia - 3.3%
County of Fulton Georgia Revenue Bonds (m)	1,500	5.250	01/01/35	1,559
Dalton Georgia Revenue Bonds (m)	500	5.750	01/01/09	517
Georgia State Road & Tollway Authority Revenue Bonds	590	5.250	03/01/11	640
Gwinnett County School District General Obligation Unlimited	1,750	5.000	02/01/11	1,879
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,103
Main Street Natural Gas, Inc. Revenue Bonds	825	5.000	03/15/16	874
Municipal Electric Authority of Georgia Revenue Bonds (m)	850	6.250	01/01/17	1,028
State of Georgia General Obligation Unlimited	1,000	5.750	08/01/08	1,019
State of Georgia General Obligation Unlimited	600	6.500	12/01/09	647
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,707
State of Georgia General Obligation Unlimited	1,500	5.000	04/01/13	1,660

				12,633

Hawaii - 0.5%
Hawaii Housing & Community Development Corp. Revenue Bonds	420	3.700	01/01/22	417
Kauai County Hawaii General Obligation Unlimited (m)(æ)	375	6.250	08/01/19	411
State of Hawaii General Obligation Unlimited (m)	1,000	5.750	01/01/10	1,063

				1,891

Idaho - 0.4%
Boise State University Revenue Bonds (m)(æ)	1,230	5.375	04/01/22	1,365
Boise State University Revenue Bonds (m)	20	5.375	04/01/22	21
Idaho Health Facilities Authority Revenue Bonds (Ê)(m)	200	2.010	07/01/35	200

				1,586

Illinois - 3.3%
City of Chicago Illinois General Obligation Unlimited (m)	750	6.000	01/01/11	805
City of Chicago Illinois General Obligation Unlimited (m)	2,135	5.000	12/01/23	2,269
Cook County Community Consolidated School District No. 15-Palatine General Obligation Limited (m)	2,235	Zero coupon	12/01/13	1,837
County of Cook Illinois General Obligation Unlimited (m)(æ)	2,160	5.375	11/15/21	2,362
Illinois Finance Authority Revenue Bonds (m)	400	Zero coupon	01/01/10	382
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	739

36	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Illinois Finance Authority Revenue Bonds	1,250	5.000	05/01/30	1,107
Illinois Finance Authority Revenue Bonds	575	5.000	04/01/36	543
Illinois Health Facilities Authority Revenue Bonds	295	6.000	05/15/10	300
Illinois Housing Development Authority Revenue Bonds	500	4.850	01/01/37	474
Lake County Community Unit School District No. 116-Round Lake General Obligation Unlimited (m)	400	7.600	02/01/14	503
State of Illinois Revenue Bonds (m)	1,000	5.000	06/15/16	1,113

				12,434

Indiana - 2.2%
Ball State University Revenue Bonds (m)	1,000	5.000	07/01/16	1,125
Columbus Multi School Building Corp. Indiana Revenue Bonds (m)	450	5.000	01/10/10	473
Indiana Bond Bank Revenue Bonds (m)	250	5.750	08/01/13	266
Indiana Health Facility Financing Authority Revenue Bonds	1,000	5.500	11/15/10	1,074
Indiana Health Facility Financing Authority Revenue Bonds	1,000	5.000	11/01/11	1,072
Indiana State Finance Authority Revenue Bonds (m)	925	5.000	07/01/11	995
Indiana State Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,721
Indiana University Revenue Bonds (æ)	500	5.750	08/01/10	531
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,124

				8,381

Iowa - 0.4%
Iowa Finance Authority Revenue Bonds	290	6.000	07/01/10	309
Tobacco Settlement Authority of Iowa Revenue Bonds (æ)	1,000	5.600	06/01/35	1,101

				1,410

Kansas - 0.5%
Butler & Sedgwick Counties Unified School District No. 385 Andover General Obligation Unlimited (m)	500	5.000	09/01/09	522
Kansas Development Finance Authority Revenue Bonds (m)	150	5.000	08/01/10	159
Kansas Development Finance Authority Revenue Bonds (m)	230	5.000	08/01/13	256
Wyandotte County-Kansas City Unified Government Revenue Bonds	305	4.750	12/01/16	304
Wyandotte County-Kansas City Unified Government Transportation Development Dist Revenue Bonds	735	4.875	10/01/28	646

				1,887

Louisiana - 0.3%
Louisiana Offshore Terminal Authority Revenue Bonds (Ê)	1,000	4.000	09/01/23	1,009

Maryland - 2.9%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	920
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,122
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,798
State of Maryland General Obligation Unlimited	1,000	5.500	03/01/14	1,146
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,687
State of Maryland General Obligation Unlimited	1,000	5.000	03/15/17	1,138
State of Maryland General Obligation Unlimited	1,895	5.000	03/15/19	2,117

				10,928

Tax Exempt Bond Fund	37

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Massachusetts - 4.8%
Commonwealth of Massachusetts General Obligation Limited (æ)	430	6.000	02/01/11	464
Commonwealth of Massachusetts General Obligation Limited	2,000	5.000	07/01/12	2,192
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	11/01/15	1,161
Commonwealth of Massachusetts General Obligation Limited (æ)	1,000	5.750	10/01/19	1,085
Commonwealth of Massachusetts General Obligation Limited (m)(æ)	1,000	5.250	01/01/22	1,109
Commonwealth of Massachusetts General Obligation Unlimited	4,000	5.250	08/01/13	4,482
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,166
Massachusetts Development Finance Agency Revenue Bonds	100	5.125	12/01/11	103
Massachusetts Development Finance Agency Revenue Bonds	50	5.150	10/01/14	53
Massachusetts Development Finance Agency Revenue Bonds	1,500	5.000	10/01/17	1,538
Massachusetts Port Authority Revenue Bonds	150	5.750	07/01/10	161
Massachusetts School Building Authority Revenue Bonds (m)	750	5.000	08/15/13	832
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,233
Massachusetts Water Resources Authority Revenue Bonds (m)(æ)	1,425	5.500	08/01/20	1,581
University of Massachusetts Building Authority Revenue Bonds (m)(æ)	1,000	5.250	11/01/16	1,131

				18,291

Michigan - 2.4%
Bishop International Airport Authority Revenue Bonds (m)	750	5.000	12/01/10	785
Detroit Michigan Revenue Bonds (m)	1,000	5.000	07/01/14	1,105
Detroit Michigan Revenue Bonds (m)	1,015	5.000	07/01/18	1,127
Manistee Area Public Schools General Obligation Unlimited (m)	235	6.000	05/01/08	237
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,098
Michigan Municipal Bond Authority Revenue Bonds (æ)	500	5.750	10/01/11	549
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,087
Michigan State Hospital Finance Authority Revenue Bonds (m)(æ)	1,000	6.125	11/15/26	1,078
Michigan State Hospital Finance Authority Revenue Bonds	1,750	5.250	11/15/46	1,727
Michigan State Housing Development Authority Revenue Bonds (m)	405	4.150	10/01/13	411

				9,204

Minnesota - 1.3%
State of Minnesota General Obligation Unlimited	2,500	5.000	06/01/10	2,655
State of Minnesota General Obligation Unlimited	1,425	5.000	11/01/11	1,557
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	611

				4,823

Mississippi - 0.3%
Mississippi Development Bank Special Obligation Revenue Bonds (m)	1,000	5.000	07/01/15	1,108

Missouri - 1.2%
City of St Louis Missouri Revenue Bonds (m)	1,000	5.250	07/01/11	1,079
City of St Louis Missouri Revenue Bonds (m)	1,000	5.000	07/01/14	1,096
Gravois Bluffs Transportation Development District Revenue Bonds	750	4.750	05/01/32	706
Joplin Industrial Development Authority Revenue Bonds	270	5.500	02/15/13	283
Missouri Development Finance Board Revenue Bonds	1,150	5.000	03/01/28	1,144
Southeast Missouri State University Revenue Bonds (m)	250	5.625	04/01/10	267

				4,575

38	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Montana - 0.9%
City of Forsyth Montana Revenue Bonds, annual demand (Ê)	1,450	5.200	05/01/33	1,473
Montana Department of Transportation Revenue Bonds (m)	1,750	5.250	06/01/16	1,971

				3,444

Nevada - 0.5%
Clark County School District General Obligation Limited (m)(æ)	330	5.250	06/15/10	344
County of Clark Nevada General Obligation Limited (m)	1,000	5.000	11/01/13	1,102
Truckee Meadows Water Authority Revenue Bonds (m)	500	5.500	07/01/11	550

				1,996

New Jersey - 2.8%
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,093
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,121
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,090
New Jersey Health Care Facilities Financing Authority Revenue Bonds (m)	1,000	5.000	09/15/17	1,098
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	5.250	07/01/25	517
New Jersey State Educational Facilities Authority Revenue Bonds	1,000	5.750	09/01/10	1,083
New Jersey State Turnpike Authority Revenue Bonds (m)	500	5.500	01/01/09	515
New Jersey Transportation Trust Fund Authority Revenue Bonds (æ)	1,000	5.500	06/15/18	1,136
Tobacco Settlement Financing Corp. Revenue Bonds	1,000	5.500	06/01/11	1,095
Tobacco Settlement Financing Corp. Revenue Bonds (æ)	210	4.375	06/01/19	212
Tobacco Settlement Financing Corp. Revenue Bonds	1,405	4.500	06/01/23	1,302
Tobacco Settlement Financing Corp. Revenue Bonds	500	5.000	06/01/41	428

				10,690

New York - 7.5%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,621
City of New York New York General Obligation Unlimited	500	5.000	08/01/10	531
City of New York New York General Obligation Unlimited	1,000	5.250	08/01/10	1,067
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/11	1,616
City of New York New York General Obligation Unlimited	125	5.750	08/01/11	136
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	920
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	820
City of New York New York General Obligation Unlimited	235	5.250	11/01/12	257
City of New York New York General Obligation Unlimited (m)	1,000	5.000	08/01/14	1,108
City of New York New York General Obligation Unlimited (m)	1,000	5.000	08/01/17	1,086
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/21	1,570
City of New York New York General Obligation Unlimited	1,500	5.000	11/01/34	1,520
Long Island Power Authority Revenue Bonds (m)	1,250	5.000	12/01/23	1,290
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,660
New York City Transitional Finance Authority Revenue Bonds	1,000	5.500	02/01/09	1,035
New York Mortgage Agency Revenue Bonds	425	5.150	04/01/17	435
New York State Dormitory Authority Revenue Bonds (m)	560	7.000	07/01/09	582
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,191
New York State Environmental Facilities Corp. Revenue Bonds (m)	1,000	6.000	06/15/12	1,135
New York State Environmental Facilities Corp. Revenue Bonds	1,500	5.000	06/15/34	1,555

Tax Exempt Bond Fund	39

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

New York State Thruway Authority Revenue Bonds (m)	1,575	5.250	04/01/13	1,746
Sales Tax Asset Receivables Corp. Revenue Bonds (m)	1,000	5.000	10/15/29	1,043
Suffolk County Judicial Facilities Agency Revenue Bonds (m)	500	5.500	04/15/09	520
TSASC, Inc. Revenue Bonds (æ)	1,000	5.500	07/15/13	1,015
TSASC, Inc. Revenue Bonds	1,075	4.750	06/01/22	1,042
United Nations Development Corp. Revenue Bonds	1,000	5.000	07/01/11	1,002

				28,503

North Carolina - 2.4%
Mecklenburg County North Carolina General Obligation Unlimited	1,000	5.000	02/01/11	1,075
North Carolina Eastern Municipal Power Agency Revenue Bonds	250	5.500	01/01/10	261
North Carolina Medical Care Commission Revenue Bonds	500	5.400	10/01/27	487
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds (m)	1,500	6.000	01/01/12	1,679
North Carolina Municipal Power Agency No. 1 Catawba Revenue Bonds	200	5.500	01/01/13	220
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,095
State of North Carolina General Obligation Unlimited	900	5.000	06/01/14	1,010
State of North Carolina General Obligation Unlimited	2,000	5.000	03/01/15	2,256
University of North Carolina Revenue Bonds (æ)	1,065	5.375	12/01/14	1,162

				9,245

North Dakota - 0.2%
County of Williams North Dakota Revenue Bonds	750	5.000	11/01/31	711

Ohio - 3.0%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,300	5.125	06/01/24	2,217
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,805	6.500	06/01/47	1,856
City of Columbus Ohio General Obligation Limited	585	5.250	01/01/11	631
Ohio State Building Authority Revenue Bonds	575	5.750	04/01/08	578
Ohio State Higher Educational Facility Commission Revenue Bonds	1,000	5.000	12/01/09	1,046
State of Ohio General Obligation Unlimited	2,700	5.000	06/15/13	2,988
State of Ohio General Obligation Unlimited	1,500	5.000	09/15/14	1,680
University of Cincinnati Revenue Bonds (m)	300	5.500	06/01/08	303

				11,299

Oklahoma - 1.0%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	547
Oklahoma Development Finance Authority Revenue Bonds (æ)	1,000	5.750	08/15/13	1,063
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	293
Oklahoma Development Finance Authority Revenue Bonds	1,000	5.000	02/15/16	1,075
Oklahoma Housing Finance Agency Revenue Bonds	40	7.600	09/01/15	41
Tulsa Industrial Authority Revenue Bonds	1,000	5.000	10/01/37	982

				4,001

Oregon - 0.8%
Clackamas County School District No. 62C Oregon City General Obligation Unlimited (æ)	435	6.000	06/15/11	472
Oregon State Department of Administrative Services Revenue Bonds (m)	750	5.250	04/01/10	783

40	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Oregon State Department of Transportation Revenue Bonds	1,000	5.000	11/15/13	1,115
State of Oregon General Obligation Limited	650	5.700	10/01/32	651

				3,021

Pennsylvania - 3.7%
Allegheny County Industrial Development Authority Revenue Bonds (Ê)(m)	300	2.170	06/01/38	300
Allegheny County Port Authority Revenue Bonds (m)	250	5.500	03/01/17	272
Berks County Vocational Technical School Authority Revenue Bonds (m)	1,260	5.000	06/01/15	1,404
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,220
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,845
Commonwealth of Pennsylvania General Obligation Unlimited (m)	1,300	5.375	07/01/17	1,516
County of Allegheny Pennsylvania General Obligation Unlimited (m)	1,000	5.000	10/01/15	1,129
Cumberland County Municipal Authority Revenue Bonds	645	5.000	01/01/36	572
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	187
Lancaster Higher Education Authority Revenue Bonds	1,705	5.000	04/15/25	1,769
Montgomery County Higher Education & Health Authority Revenue Bonds	1,000	5.125	06/01/32	992
Norwin School District General Obligation Unlimited (m)(æ)	250	6.000	04/01/20	269
Sayre Health Care Facilities Authority Revenue Bonds (æ)	475	5.300	12/01/12	509
South Fork Municipal Authority Revenue Bonds (Ê)(m)	100	3.500	07/01/28	100

				14,084

Puerto Rico - 5.3%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	813
Commonwealth of Puerto Rico General Obligation Unlimited	1,000	5.500	07/01/18	1,098
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,830
Commonwealth of Puerto Rico General Obligation Unlimited (m)	1,000	5.250	07/01/27	1,019
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/32	718
Commonwealth of Puerto Rico General Obligation Unlimited	380	5.250	07/01/32	384
Government Development Bank for Puerto Rico Revenue Bonds	3,250	5.000	12/01/09	3,355
Puerto Rico Convention Center Authority Revenue Bonds (m)	1,250	5.000	07/01/31	1,235
Puerto Rico Electric Power Authority Revenue Bonds	500	5.000	07/01/08	504
Puerto Rico Electric Power Authority Revenue Bonds (m)	500	5.500	07/01/17	557
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,136
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	559
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/23	2,278
Puerto Rico Public Finance Corp. Revenue Bonds (Ê)(m)	3,250	5.750	08/01/27	3,459

				19,945

Rhode Island - 0.3%
Rhode Island Economic Development Corp. Revenue Bonds (m)	1,000	5.000	06/15/12	1,089

South Carolina - 1.7%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,083
Orangeburg Joint Governmental Action Authority Revenue Bonds (m)	1,050	5.000	10/01/09	1,091
Richland-Lexington Airport District Revenue Bonds (m)	500	5.000	01/01/09	513
Richland-Lexington Airport District Revenue Bonds (m)	440	5.000	01/01/10	460

Tax Exempt Bond Fund	41

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

South Carolina State Public Service Authority Revenue Bonds (m)	375	5.500	01/01/11	399
South Carolina Transportation Infrastructure Bank Revenue Bonds (m)(æ)	2,500	5.250	10/01/31	2,739

				6,285

South Dakota - 0.5%
South Dakota Housing Development Authority Revenue Bonds	365	4.800	05/01/22	365
South Dakota State Building Authority Revenue Bonds (m)	1,330	5.000	09/01/12	1,462

				1,827

Tennessee - 1.7%
Clarksville Natural Gas Acquisition Corp. Revenue Bonds	1,000	5.000	12/15/14	1,045
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,263
Tennessee Energy Acquisition Corp. Revenue Bonds	1,000	5.000	02/01/16	1,046
Tennessee Energy Acquisition Corp. Revenue Bonds	1,000	5.250	09/01/17	1,062
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	977

				6,393

Texas - 13.9%
Alvin Independent School District General Obligation Unlimited	515	6.750	08/15/09	551
Alvin Independent School District General Obligation Unlimited	545	6.750	08/15/10	602
Boerne Independent School District General Obligation Unlimited	1,380	5.250	02/01/27	1,448
Boerne Independent School District General Obligation Unlimited	1,500	5.250	02/01/29	1,567
Canadian River Municipal Water Authority Revenue Bonds (m)	800	5.000	02/15/17	882
Canadian River Municipal Water Authority Revenue Bonds (m)	415	5.000	02/15/18	453
City of Austin Texas Revenue Bonds (m)	1,000	5.250	11/15/14	1,125
City of Dallas Texas Revenue Bonds (m)	1,000	4.875	08/15/23	1,013
City of Dallas Texas Revenue Bonds (m)	3,500	5.000	10/01/24	3,563
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,111
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,110
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,588
County of Fort Bend Texas General Obligation Limited (m)	1,000	5.000	03/01/16	1,120
County of Harris Texas General Obligation Limited	1,435	5.250	08/15/09	1,502
County of Harris Texas Revenue Bonds (Ê)(m)	1,500	5.000	08/15/21	1,560
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,329
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	828
Midlothian Development Authority Tax Allocation (m)	500	5.000	11/15/09	518
New Braunfels Texas General Obligation Limited (m)(æ)	665	5.250	10/01/21	759
North East Independent School District General Obligation Unlimited	1,000	5.000	08/01/18	1,119
North East Independent School District General Obligation Unlimited (m)(æ)	1,000	5.000	08/01/33	1,124
North Texas Municipal Water District Revenue Bonds (m)	2,000	5.000	09/01/13	2,195
North Texas Tollway Authority Revenue Bonds (Ê)(m)(æ)	15	5.000	01/01/18	15
North Texas Tollway Authority Revenue Bonds (Ê)(m)	985	5.000	01/01/18	997
Port of Corpus Christi Authority of Nueces County Texas Revenue Bonds	385	5.350	11/01/10	387
Round Rock Independent School District General Obligation Unlimited	1,000	6.500	08/01/10	1,098
Round Rock Independent School District General Obligation Unlimited (æ)	750	6.500	08/01/11	826
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	478
SA Energy Acquisition Public Facility Corp. Revenue Bonds	1,500	5.250	08/01/15	1,597
Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	1,230

42	Tax Exempt Bond Fund

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

San Antonio Independent School District General Obligation Unlimited (æ)	1,000	5.500	08/15/24	1,051
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,127
State of Texas General Obligation Unlimited	1,750	5.000	04/01/19	1,954
State of Texas General Obligation Unlimited	1,500	5.000	04/01/24	1,595
Texas A&M University Revenue Bonds	1,000	5.000	07/01/08	1,012
Texas A&M University Revenue Bonds	3,855	5.000	05/15/19	4,301
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	1,000	5.000	12/15/11	1,040
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	1,000	5.000	12/15/13	1,046
Texas State Transportation Commission Revenue Bonds	1,000	5.000	04/01/18	1,115
Tyler Independent School District General Obligation Unlimited	1,350	5.000	02/15/10	1,423
University of Houston Revenue Bonds (m)(æ)	2,000	5.500	02/15/30	2,129

				52,488

Utah - 0.5%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	212
Intermountain Power Agency Revenue Bonds (m)	1,400	6.500	07/01/10	1,532

				1,744

Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	211
Virgin Islands Public Finance Authority Revenue Bonds	2,500	5.500	10/01/14	2,549

				2,760

Virginia - 1.6%
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,981
Tobacco Settlement Financing Corp. Revenue Bonds	675	5.000	06/01/47	567
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,384
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,589
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	391

				5,912

Washington - 4.2%
County of King Washington Revenue Bonds (m)	1,625	5.000	01/01/14	1,786
Energy Northwest Revenue Bonds	1,000	7.000	07/01/08	1,021
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,080
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,113
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,274
King County Public Hospital District No. 2 General Obligation Limited (m)	1,000	5.000	12/01/19	1,082
King County School District No. 405 Bellevue General Obligation Unlimited (m)	1,000	5.000	12/01/14	1,120
Kitsap County Washington General Obligation Limited (m)(æ)	775	5.750	07/01/14	837
Mason County School District No. 309 Shelton General Obligation Unlimited (m)	1,115	5.000	12/01/18	1,242
State of Washington General Obligation Unlimited	1,780	5.000	07/01/16	2,005
State of Washington General Obligation Unlimited	1,500	5.000	01/01/20	1,519
Tobacco Settlement Authority of Washington Revenue Bonds	835	6.500	06/01/26	872
Washington Higher Education Facilities Authority Revenue Bonds (m)	1,000	5.000	11/01/13	1,075

				16,026

Tax Exempt Bond Fund	43

Russell Investment Company

Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Wisconsin - 1.6%
City of Madison Wisconsin Revenue Bonds	280	4.875	10/01/27	300
Oconto Falls Public School District General Obligation Unlimited (m)(æ)	750	5.750	03/01/13	824
State of Wisconsin Certificate Of Participation (m)	2,825	5.000	03/01/11	3,022
Wisconsin Health & Educational Facilities Authority Revenue Bonds (m)	1,425	5.000	12/01/10	1,523
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210	5.250	05/01/12	220
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220	5.250	05/01/13	230

				6,119

Total Municipal Bonds (cost $366,749)				373,750

Short-Term Investments - 2.0%
Russell Investment Company Money Market Fund	7,716,000			7,716

Total Short-Term Investments (cost $7,716)				7,716

Total Investments - 100.7% (identified cost $374,465)				381,466

Other Assets and Liabilities, Net - (0.7%)				(2,707)

Net Assets - 100%				378,759

44	Tax Exempt Bond Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.0%
Auto and Transportation - 1.9%
Burlington Northern Santa Fe Corp. (Ñ)	4,200	363
CSX Corp.	27,800	1,348
Expeditors International Washington, Inc. (Ñ)	45,200	2,137
FedEx Corp.	200	19
Harley-Davidson, Inc. (Ñ)	3,100	126
Norfolk Southern Corp. (Ñ)	44,900	2,442
Union Pacific Corp.	10,230	1,279
United Parcel Service, Inc. Class B	35,590	2,604

		10,318

Consumer Discretionary - 13.1%
Abercrombie & Fitch Co. Class A	9,300	741
Activision, Inc. (Æ)	59,640	1,543
Advance Auto Parts, Inc.	8,500	303
Allied Waste Industries, Inc. (Æ)(Ñ)	176,600	1,740
Amazon.Com, Inc. (Æ)(Ñ)	55,210	4,290
Apollo Group, Inc. Class A (Æ)	24,110	1,923
CBS Corp. Class B	38,900	980
Chipotle Mexican Grill, Inc. Class A (Æ)	9,630	1,172
Citadel Broadcasting Corp. (Ñ)	103,176	151
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	15,800	514
eBay, Inc. (Æ)	26,700	718
Electronic Arts, Inc. Series C (Æ)	3,400	161
GameStop Corp. Class A (Æ)	18,290	946
Gemstar-TV Guide International, Inc. (Æ)	1,796	8
Google, Inc. Class A (Æ)	24,980	14,096
Guess ?, Inc. (Ñ)	24,570	917
Hanesbrands, Inc. (Æ)(Ñ)	48,500	1,242
International Game Technology	9,300	397
Iron Mountain, Inc. (Æ)(Ñ)	40,050	1,377
Kohl’s Corp. (Æ)	8,200	374
Las Vegas Sands Corp. (Æ)(Ñ)	38,700	3,393
Lowe’s Cos., Inc.	222,700	5,888
McDonald’s Corp.	37,900	2,030
News Corp. Class A	89,000	1,682
Nike, Inc. Class B	25,600	1,581
Nordstrom, Inc. (Ñ)	52,470	2,041
Royal Caribbean Cruises, Ltd.	10,900	439
Staples, Inc.	24,000	575
Starbucks Corp. (Æ)(Ñ)	200,900	3,799
Starwood Hotels & Resorts Worldwide, Inc.	13,500	611

	Principal Amount ($) or Shares	Market Value $
Target Corp. (Ñ)	19,100	1,062
Tim Hortons, Inc. (Ñ)	2,573	88
Time Warner, Inc.	86,275	1,358
VF Corp.	2,100	162
Wal-Mart Stores, Inc.	91,300	4,645
Walt Disney Co. (The)	150,400	4,501
Wyndham Worldwide Corp. (Ñ)	102,500	2,415
Yahoo!, Inc. (Æ)(Ñ)	43,400	832
Yum! Brands, Inc.	16,000	547

		71,242

Consumer Staples - 5.3%
Altria Group, Inc.	45,800	3,473
Anheuser-Busch Cos., Inc.	14,200	661
Coca-Cola Co. (The)	83,220	4,924
ConAgra Foods, Inc.	41,500	893
General Mills, Inc.	33,600	1,835
Kraft Foods, Inc. Class A	128,604	3,763
Molson Coors Brewing Co. Class B	28,600	1,278
PepsiCo, Inc.	26,900	1,834
Procter & Gamble Co.	105,085	6,930
Safeway, Inc.	18,100	561
SYSCO Corp.	9,900	288
Walgreen Co.	60,700	2,131

		28,571

Financial Services - 17.4%
Aflac, Inc.	3,800	233
AllianceBernstein Holding, LP (Ñ)	11,400	757
Allstate Corp. (The)	25,500	1,256
AMBAC Financial Group, Inc. (Ñ)	23,850	280
American Express Co.	76,610	3,778
American International Group, Inc.	86,170	4,753
AON Corp. (Ñ)	34,130	1,485
Apartment Investment & Management Co. Class A (ö)(Ñ)	11,400	452
Assurant, Inc.	6,900	448
Axis Capital Holdings, Ltd.	15,900	637
Bank of America Corp.	177,799	7,885
Bank of New York Mellon Corp. (The)	61,111	2,850
Capital One Financial Corp. (Ñ)	41,570	2,278
Charles Schwab Corp. (The)	35,300	787
Cigna Corp.	26,700	1,313
CIT Group, Inc.	34,000	951
Citigroup, Inc.	151,645	4,279
City National Corp. (Ñ)	500	28
CME Group, Inc. Class A (Ñ)	11,040	6,833
Colonial BancGroup, Inc. (The) (Ñ)	9,400	148
Discover Financial Services (Ñ)	23,900	418

Tax-Managed Large Cap Fund	45

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal National Mortgage Association	9,200	311
Franklin Resources, Inc.	3,300	344
Freddie Mac	10,200	310
Genworth Financial, Inc. Class A	18,800	458
Goldman Sachs Group, Inc. (The)	29,240	5,870
Guaranty Financial Group, Inc. (Æ)	2,266	31
Hartford Financial Services Group, Inc.	11,000	888
Hospitality Properties Trust (ö)(Ñ)	7,000	238
Host Hotels & Resorts, Inc. (ö)	3,132	52
Huntington Bancshares, Inc. (Ñ)	39,400	530
IntercontinentalExchange, Inc. (Æ)	35,750	5,004
Janus Capital Group, Inc. (Ñ)	79,400	2,145
JPMorgan Chase & Co.	97,320	4,628
Lehman Brothers Holdings, Inc. (Ñ)	49,800	3,196
Lincoln National Corp.	6,600	359
MBIA, Inc. (Ñ)	15,100	234
Merrill Lynch & Co., Inc.	97,070	5,475
MetLife, Inc. (Ñ)	15,500	914
Moody’s Corp. (Ñ)	74,100	2,593
Morgan Stanley	50,600	2,501
Paychex, Inc. (Ñ)	5,500	180
Piper Jaffray Cos. (Æ)(Ñ)	700	33
Progressive Corp. (The) (Ñ)	38,100	707
Prologis (ö)(Ñ)	6,000	356
Protective Life Corp.	5,600	223
Public Storage, Inc. (ö)	3,900	305
Regions Financial Corp. (Ñ)	15,800	399
RenaissanceRe Holdings, Ltd.	7,700	439
Simon Property Group, Inc. (ö)	1,900	170
State Street Corp.	33,500	2,751
TCF Financial Corp. (Ñ)	14,500	308
TD Ameritrade Holding Corp. (Æ)(Ñ)	128,700	2,414
Torchmark Corp.	7,900	482
Travelers Cos., Inc. (The)	6,800	327
Unum Group (Ñ)	17,400	394
US Bancorp	66,800	2,268
Wachovia Corp.	23,100	899
Washington Mutual, Inc.	84,300	1,679
Wells Fargo & Co.	52,700	1,792
Western Union Co. (The)	2,440	55
WR Berkley Corp.	1,950	59
Zions Bancorporation (Ñ)	11,400	624

		94,794

Health Care - 15.1%
Abbott Laboratories	89,600	5,044

	Principal Amount ($) or Shares	Market Value $
Abraxis Bioscience, Inc. (Æ)(Ñ)	9,000	538
Aetna, Inc.	60,100	3,201
Allergan, Inc.	97,210	6,532
Amgen, Inc. (Æ)	13,800	643
Baxter International, Inc.	18,200	1,105
Biogen Idec, Inc. (Æ)	9,800	597
BioMarin Pharmaceutical, Inc. (Æ)(Ñ)	48,060	1,781
Celgene Corp. (Æ)(Ñ)	18,400	1,032
Cerner Corp. (Æ)(Ñ)	25,200	1,320
Covidien, Ltd. Class W	60,425	2,697
CR Bard, Inc.	7,700	744
CVS Caremark Corp.	141,200	5,517
Express Scripts, Inc. Class A (Æ)(Ñ)	29,100	1,964
Forest Laboratories, Inc. (Æ)	12,100	481
Genentech, Inc. (Æ)	51,800	3,636
Genzyme Corp. (Æ)	64,600	5,047
Gilead Sciences, Inc. (Æ)	94,980	4,340
GlaxoSmithKline PLC - ADR	25,700	1,218
Intuitive Surgical, Inc. (Æ)	20,870	5,301
Johnson & Johnson	62,616	3,961
Merck & Co., Inc.	90,600	4,193
Pfizer, Inc.	208,400	4,874
Schering-Plough Corp.	79,600	1,558
Sepracor, Inc. (Æ)(Ñ)	4,500	127
Shire PLC - ADR	28,360	1,527
Stryker Corp.	35,400	2,371
Teva Pharmaceutical Industries, Ltd. - ADR	60	3
Thermo Fisher Scientific, Inc. (Æ)	17,870	920
UnitedHealth Group, Inc.	68,600	3,488
Varian Medical Systems, Inc. (Æ)	49,800	2,589
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	42,800	1,117
WellPoint, Inc. (Æ)	9,600	751
Wyeth	36,300	1,445
Zimmer Holdings, Inc. (Æ)	7,800	610

		82,272

Integrated Oils - 4.8%
BP PLC - ADR (Ñ)	19,100	1,218
Chevron Corp.	79,687	6,733
ConocoPhillips	73,479	5,902
Exxon Mobil Corp.	95,246	8,229
Marathon Oil Corp.	22,300	1,045
Occidental Petroleum Corp.	17,400	1,181
Petroleo Brasileiro SA - ADR	9,870	1,097
Royal Dutch Shell PLC - ADR	7,300	521

		25,926

46	Tax-Managed Large Cap Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 3.6%
Air Products & Chemicals, Inc.	6,900	621
Alcoa, Inc. (Ñ)	75,070	2,485
Archer-Daniels-Midland Co.	52,800	2,326
Bunge, Ltd.	20,330	2,408
Cemex SAB de CV - ADR (Æ)(Ñ)	80,836	2,191
Eastman Chemical Co. (Ñ)	2,500	165
Forestar Real Estate Group, Inc. (Æ)	2,266	52
Masco Corp. (Ñ)	12,100	277
Monsanto Co.	33,040	3,715
Mosaic Co. (The) (Æ)	19,500	1,775
Praxair, Inc.	9,500	769
Rohm & Haas Co. (Ñ)	13,000	694
Temple-Inland, Inc.	6,800	128
United States Steel Corp.	21,500	2,195

		19,801

Miscellaneous - 3.0%
Eaton Corp. (Ñ)	14,600	1,208
Fortune Brands, Inc. (Ñ)	2,000	140
General Electric Co.	250,900	8,885
Honeywell International, Inc.	37,970	2,243
Johnson Controls, Inc.	52,000	1,839
SPX Corp.	11,970	1,204
Tyco International, Ltd. Class W	16,025	631

		16,150

Other Energy - 5.3%
Anadarko Petroleum Corp.	24,100	1,412
Baker Hughes, Inc.	23,100	1,500
Cameron International Corp. (Æ)(Ñ)	53,680	2,161
Devon Energy Corp.	49,300	4,190
Dynegy, Inc. Class A (Æ)	3,332	23
El Paso Corp.	148,030	2,440
EOG Resources, Inc.	5,400	473
FMC Technologies, Inc. (Æ)	34,600	1,666
Halliburton Co.	10,200	338
National Oilwell Varco, Inc. (Æ)	84,600	5,095
Schlumberger, Ltd.	86,600	6,535
Valero Energy Corp.	6,600	391
Weatherford International, Ltd. (Æ)	21,880	1,352
XTO Energy, Inc.	23,875	1,240

		28,816

Producer Durables - 4.9%
American Tower Corp. Class A (Æ)	14,600	548
Applied Materials, Inc.	110,190	1,975
Boeing Co.	8,200	682
Caterpillar, Inc.	10,700	761

	Principal Amount ($) or Shares	Market Value $
Danaher Corp.	7,800	581
Deere & Co.	29,280	2,570
Dover Corp.	20,000	807
Emerson Electric Co.	14,600	742
Ingersoll-Rand Co., Ltd. Class A	20,400	806
Lexmark International, Inc. Class A (Æ)(Ñ)	32,700	1,184
Lockheed Martin Corp.	8,600	928
Nokia OYJ - ADR	57,520	2,125
Northrop Grumman Corp.	12,000	952
NVR, Inc. (Æ)(Ñ)	2,420	1,528
Parker Hannifin Corp. (Ñ)	12,000	811
Raytheon Co.	9,800	639
Toll Brothers, Inc. (Æ)(Ñ)	11,400	266
United Technologies Corp.	116,100	8,523

		26,428

Technology - 13.0%
Altera Corp.	50,400	851
Apple, Inc. (Æ)	53,940	7,301
Broadcom Corp. Class A (Æ)	161,400	3,564
Cisco Systems, Inc. (Æ)	390,430	9,566
Computer Sciences Corp. (Æ)(Ñ)	9,000	381
Corning, Inc.	130,510	3,141
Dell, Inc. (Æ)	84,100	1,685
Electronics for Imaging, Inc. (Æ)	15,800	233
EMC Corp. (Æ)(Ñ)	281,700	4,471
First Solar, Inc. (Æ)(Ñ)	11,160	2,029
Hewlett-Packard Co.	111,600	4,882
Intel Corp.	23,300	494
International Business Machines Corp.	74,000	7,943
Intersil Corp. Class A	1,700	39
Jabil Circuit, Inc. (Ñ)	38,800	514
Juniper Networks, Inc. (Æ)	15,400	418
Linear Technology Corp. (Ñ)	4,500	125
Microsoft Corp.	215,420	7,023
NCR Corp. (Æ)	22,300	479
Oracle Corp. (Æ)	299,140	6,147
Qualcomm, Inc.	54,800	2,325
Salesforce.com, Inc. (Æ)(Ñ)	73,030	3,818
Seagate Technology, Inc. (Æ)	26,700	—
Sybase, Inc. (Æ)(Ñ)	25,600	722
Teradata Corp. (Æ)	22,300	531
Tyco Electronics, Ltd. Class W	18,125	613
Xilinx, Inc. (Ñ)	65,100	1,424

		70,719

Utilities - 6.6%
America Movil SAB de CV Series L	79,200	4,745

Tax-Managed Large Cap Fund	47

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Electric Power Co., Inc.	18,000	771
AT&T, Inc.	261,206	10,054
CMS Energy Corp. (Ñ)	30,400	476
Comcast Corp. Class A (Æ)	38,400	697
Comcast Corp. Class A (Æ)(Ñ)	104,500	1,880
Constellation Energy Group, Inc.	9,430	886
Edison International	31,300	1,633
Embarq Corp.	17,052	773
Exelon Corp.	36,100	2,751
FirstEnergy Corp.	8,900	634
Northeast Utilities	22,200	615
PG&E Corp. (Ñ)	46,600	1,913
Pinnacle West Capital Corp. (Ñ)	4,200	161
PPL Corp.	1,600	78
Sierra Pacific Resources	22,200	332
Sprint Nextel Corp.	168,256	1,772
Verizon Communications, Inc.	113,080	4,392
Vimpel-Communications - ADR	28,220	972
Xcel Energy, Inc. (Ñ)	23,300	484

		36,019

Total Common Stocks
(cost $412,922)		511,056

Short-Term Investments - 6.4%
Russell Investment Company Money Market Fund	32,811,000	32,811
United States Treasury Bills (ç)(ž)(§) 2.962% due 03/20/08	2,000	1,992

Total Short-Term Investments
(cost $34,803)		34,803

Other Securities - 12.3%
Russell Investment Company Money Market Fund (×)	19,654,246	19,654
State Street Securities Lending Quality Trust (×)	47,010,409	47,010

Total Other Securities
(cost $66,664)		66,664

Total Investments - 112.7%
(identified cost $514,389)		612,523

Other Assets and Liabilities, Net - (12.7%)		(69,175)

Net Assets - 100.0%		543,348

See accompanying notes which are an integral part of the financial statements.

48	Tax-Managed Large Cap Fund

Russell Investment Company

Tax-Managed Large Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME) expiration date 03/08 (233)	USD	16,072	(1,149)
S&P 500 Index (CME) expiration date 03/08 (54)	USD	18,625	(971)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(2,120)

See accompanying notes which are an integral part of the financial statements.

Tax-Managed Large Cap Fund	49

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.1%
Auto and Transportation - 4.9%
AAR Corp. (Æ)(Ñ)	10,350	305
Alaska Air Group, Inc. (Æ)(Ñ)	7,300	185
Alexander & Baldwin, Inc.	13,599	621
AMR Corp. (Æ)(Ñ)	9,300	130
ArvinMeritor, Inc. (Ñ)	9,190	125
Atlas Air Worldwide Holdings, Inc. (Æ)(Ñ)	4,975	248
BorgWarner, Inc. (Ñ)	8,540	432
Bristow Group, Inc. (Æ)(Ñ)	5,580	281
Con-way, Inc.	3,870	188
Continental Airlines, Inc. Class A (Æ)(Ñ)	4,775	130
Cooper Tire & Rubber Co.	42,900	732
Fleetwood Enterprises, Inc. (Æ)(Ñ)	60,177	282
General Maritime Corp. (Ñ)	37,024	920
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	22,974	627
Gentex Corp. (Ñ)	13,110	208
Goodyear Tire & Rubber Co. (The) (Æ)	8,325	210
Kirby Corp. (Æ)(Ñ)	8,930	411
Old Dominion Freight Line, Inc. (Æ)(Ñ)	27,250	794
Overseas Shipholding Group, Inc. (Ñ)	5,850	381
Skywest, Inc.	7,965	207
Strattec Security Corp.	2,790	105
Tenneco, Inc. (Æ)	58,060	1,537
UTi Worldwide, Inc.	81,915	1,532
Wabtec Corp.	44,991	1,547

		12,138

Consumer Discretionary - 16.0%
99 Cents Only Stores (Æ)(Ñ)	68,994	574
Aaron Rents, Inc. (Ñ)	10,875	208
Activision, Inc. (Æ)	75,960	1,965
Advisory Board Co. (The) (Æ)	6,782	432
Aeropostale, Inc. (Æ)	15,345	432
AMN Healthcare Services, Inc. (Æ)	5,125	80
AnnTaylor Stores Corp. (Æ)	10,045	253
Arbitron, Inc. (Ñ)	19,605	784
Asbury Automotive Group, Inc.	13,200	187
Big 5 Sporting Goods Corp. (Ñ)	14,860	177
Bright Horizons Family Solutions, Inc. (Æ)	7,550	321
Brinker International, Inc.	14,750	274
Callaway Golf Co.	13,645	245

	Principal Amount ($) or Shares	Market Value $
Carter’s, Inc. (Æ)(Ñ)	50,175	924
Casual Male Retail Group, Inc. (Æ)(Ñ)	71,563	348
Cato Corp. (The) Class A (Ñ)	29,875	489
CDI Corp.	7,380	144
CEC Entertainment, Inc. (Æ)(Ñ)	18,675	436
Central European Distribution Corp. (Æ)(Ñ)	9,862	518
Consolidated Graphics, Inc. (Æ)	15,800	795
Core-Mark Holding Co., Inc. (Æ)(Ñ)	7,200	186
Corinthian Colleges, Inc. (Æ)(Ñ)	61,149	517
Corrections Corp. of America (Æ)	11,134	295
CoStar Group, Inc. (Æ)(Ñ)	14,450	612
CROCS, Inc. (Æ)(Ñ)	9,850	343
DeVry, Inc. (Ñ)	14,403	795
DreamWorks Animation SKG, Inc. Class A (Æ)	11,855	290
Earthlink, Inc. (Æ)(Ñ)	88,175	600
Entravision Communications Corp. Class A (Æ)	25,800	182
Family Dollar Stores, Inc.	8,300	175
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	9,020	433
Fossil, Inc. (Æ)	38,846	1,320
Fred’s, Inc. Class A (Ñ)	65,983	622
FTI Consulting, Inc. (Æ)(Ñ)	24,184	1,338
GameStop Corp. Class A (Æ)	14,720	761
Gemstar-TV Guide International, Inc. (Æ)	265	1
Geo Group, Inc. (The) (Æ)(Ñ)	5,700	136
Greenfield Online, Inc. (Æ)	30,365	390
Guess ?, Inc. (Ñ)	15,750	588
Harman International Industries, Inc.	3,200	149
Hearst-Argyle Television, Inc. Class A	8,840	188
Ihop Corp. (Ñ)	3,225	172
International Speedway Corp. Class A	3,950	162
inVentiv Health, Inc. (Æ)	5,660	186
J Crew Group, Inc. (Æ)(Ñ)	5,660	259
John Wiley & Sons, Inc. Class A	5,840	230
Lamar Advertising Co. Class A (Ñ)	3,075	133
Landry’s Restaurants, Inc. (Ñ)	7,800	160
Life Time Fitness, Inc. (Æ)(Ñ)	4,690	208
Lifetime Brands, Inc. (Ñ)	42,125	500
LKQ Corp. (Æ)(Ñ)	13,970	250
LodgeNet Interactive Corp. (Æ)	600	9
Matthews International Corp. Class A (Ñ)	24,500	1,197
MAXIMUS, Inc.	5,202	184
Men’s Wearhouse, Inc. (Ñ)	1,375	35
MPS Group, Inc. (Æ)	13,850	139

50	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MSC Industrial Direct Co. Class A	8,919	366
Navigant Consulting, Inc. (Æ)(Ñ)	5,825	69
Net 1 UEPS Technologies, Inc. (Æ)(Ñ)	18,930	543
Papa John’s International, Inc. (Æ)(Ñ)	22,400	566
Penn National Gaming, Inc. (Æ)	5,725	299
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	50,295	1,430
PHH Corp. (Æ)	8,375	157
Polo Ralph Lauren Corp. Class A	6,110	370
priceline.com, Inc. (Æ)(Ñ)	2,530	275
RadioShack Corp. (Ñ)	11,165	194
RC2 Corp. (Æ)	18,150	341
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	2,875	100
School Specialty, Inc. (Æ)(Ñ)	18,900	613
Scientific Games Corp. Class A (Æ)(Ñ)	47,270	1,125
Service Corp. International	23,020	277
Sina Corp. (Æ)	6,400	254
Sinclair Broadcast Group, Inc. Class A (Ñ)	21,275	191
Source Interlink Cos., Inc. (Æ)(Ñ)	83,250	180
Strayer Education, Inc.	15,551	2,684
Tetra Tech, Inc. (Æ)	9,547	188
Timberland Co. Class A (Æ)	11,975	197
Tivo, Inc. (Æ)(Ñ)	26,900	236
Toro Co. (Ñ)	4,960	245
Tupperware Brands Corp.	8,625	319
United Online, Inc. (Ñ)	13,481	151
USANA Health Sciences, Inc. (Æ)(Ñ)	4,931	214
Valueclick, Inc. (Æ)	110,793	2,419
VistaPrint, Ltd. (Æ)(Ñ)	14,440	537
Watson Wyatt Worldwide, Inc. Class A	5,411	266
WESCO International, Inc. (Æ)(Ñ)	8,100	342
WMS Industries, Inc. (Æ)(Ñ)	23,115	864

		39,343

Consumer Staples - 2.1%
Coca-Cola Bottling Co. Consolidated	2,645	159
Cott Corp. (Æ)(Ñ)	103,551	591
Hain Celestial Group, Inc. (Æ)(Ñ)	7,729	209
Hansen Natural Corp. (Ñ)	8,560	330
Lance, Inc. (Ñ)	39,845	730
Longs Drug Stores Corp.	4,195	193
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	43,185	948
Performance Food Group Co. (Æ)	8,039	254
Ralcorp Holdings, Inc. (Æ)	4,120	224
Ruddick Corp.	7,780	265
SunOpta, Inc. (Æ)(Ñ)	116,695	636

	Principal Amount ($) or Shares	Market Value $
TreeHouse Foods, Inc. (Æ)	26,375	550
Weis Markets, Inc. (Ñ)	3,845	144

		5,233

Financial Services - 16.3%
Advanta Corp. Class B (Ñ)	36,612	366
Affiliated Managers Group, Inc. (Æ)(Ñ)	3,810	375
Alexander’s, Inc. (Æ)(ö)(Ñ)	490	172
Alfa Corp.	6,670	146
American Campus Communities, Inc. (ö)(Ñ)	20,050	578
American Equity Investment Life Holding Co. (Ñ)	85,500	707
Arbor Realty Trust, Inc. (ö)(Ñ)	38,564	685
Ares Capital Corp.	13,250	185
Argo Group International Holdings, Ltd. (Æ)(Ñ)	16,534	675
Bank of the Ozarks, Inc. (Ñ)	8,065	196
BioMed Realty Trust, Inc. (ö)	13,900	321
Boston Private Financial Holdings, Inc. (Ñ)	13,200	301
Capital Southwest Corp. (Ñ)	1,110	130
Capital Trust, Inc. Class A (ö)(Ñ)	3,885	111
Cash America International, Inc.	5,325	173
Cedar Shopping Centers, Inc. (ö)	51,928	578
CIT Group, Inc.	5,650	158
Cullen/Frost Bankers, Inc. (Ñ)	12,045	656
Delphi Financial Group, Inc. Class A	7,845	246
Dun & Bradstreet Corp.	3,850	354
East West Bancorp, Inc. (Ñ)	21,635	521
EastGroup Properties, Inc. (ö)(Ñ)	4,025	167
Employers Holdings, Inc. New	15,575	272
Enstar Group, Ltd. (Æ)(Ñ)	1,475	153
Euronet Worldwide, Inc. (Æ)(Ñ)	74,315	1,965
Extra Space Storage, Inc. (ö)(Ñ)	15,650	237
Fair Isaac Corp.	20,599	525
Federal Realty Investors Trust (ö)	3,380	249
FelCor Lodging Trust, Inc. (ö)	7,105	96
Fidelity National Financial, Inc. Class A (Ñ)	17,120	337
Fidelity National Information Services, Inc.	3,844	163
First Horizon National Corp. (Ñ)	13,125	284
First Industrial Realty Trust, Inc. (ö)(Ñ)	17,443	608
First Midwest Bancorp, Inc. (Ñ)	16,778	523
FNB Corp. (Ñ)	25,120	391

Tax-Managed Mid & Small Cap Fund	51

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Franklin Street Properties Corp. (ö)(Ñ)	13,975	201
GATX Corp. (Ñ)	31,850	1,198
General Growth Properties, Inc. (ö)	10,200	372
Glacier Bancorp, Inc. (Ñ)	7,852	146
Greenhill & Co., Inc. (Ñ)	8,110	548
Hanover Insurance Group, Inc. (The)	16,214	739
Harleysville Group, Inc.	4,925	176
HCP, Inc. (ö)	7,975	243
Health Care REIT, Inc. (ö)(Ñ)	5,060	217
Hersha Hospitality Trust (ö)(Ñ)	73,500	661
Home Properties, Inc. (ö)(Ñ)	11,055	531
Inland Real Estate Corp. (ö)(Ñ)	11,250	151
Interactive Brokers Group, Inc. Class A New (Æ)(Ñ)	8,100	282
Investment Technology Group, Inc. (Æ)	17,841	838
Investors Real Estate Trust (ö)(Ñ)	20,155	198
Leucadia National Corp. (Ñ)	10,260	453
MCG Capital Corp. (Ñ)	2,700	36
Mercury General Corp.	4,550	219
MF Global, Ltd. New (Æ)	13,690	411
MGIC Investment Corp. (Ñ)	21,202	392
Mid-America Apartment Communities, Inc. (ö)	30,798	1,411
Nationwide Health Properties, Inc. (ö)	7,670	242
Navigators Group, Inc. (Æ)	4,675	270
Nelnet, Inc. Class A (Ñ)	34,725	461
Old National Bancorp (Ñ)	39,979	673
Old Republic International Corp.	12,937	193
OneBeacon Insurance Group, Ltd. Class A New	11,900	252
Phoenix Cos., Inc. (The)	11,675	126
Post Properties, Inc. (ö)(Ñ)	8,105	343
Provident Bankshares Corp. (Ñ)	3,255	67
Raymond James Financial, Inc.	9,058	254
Reinsurance Group of America, Inc.	4,685	272
RLI Corp. (Ñ)	11,475	647
Selective Insurance Group (Ñ)	6,765	162
Signature Bank NY (Æ)(Ñ)	53,005	1,776
Sovereign Bancorp, Inc. (Ñ)	11,963	149
State Auto Financial Corp.	4,405	123
State Street Corp.	4,937	405
Sterling Bancshares, Inc. (Ñ)	24,675	247
Sterling Financial Corp. (Ñ)	13,233	235
Stewart Information Services Corp. (Ñ)	16,370	560
Sun Communities, Inc. (ö)	31,946	618
Tanger Factory Outlet Centers (ö)(Ñ)	4,575	172
TD Ameritrade Holding Corp. (Æ)	13,900	261
Texas Capital Bancshares, Inc. (Æ)	78,380	1,366

	Principal Amount ($) or Shares	Market Value $
UCBH Holdings, Inc. (Ñ)	45,481	642
UnionBanCal Corp.	3,300	162
United Bankshares, Inc. (Ñ)	16,400	527
United Fire & Casualty Co. (Ñ)	23,150	773
Valley National Bancorp (Ñ)	4,699	95
Vornado Realty Trust (ö)	5,230	473
Waddell & Reed Financial, Inc. Class A	23,200	770
Washington Real Estate Investment Trust (ö)(Ñ)	5,875	185
Wells Fargo & Co.	5,467	186
Westamerica Bancorporation (Ñ)	13,987	693
Wintrust Financial Corp. (Ñ)	37,508	1,427
World Acceptance Corp. (Æ)(Ñ)	31,075	930
WR Berkley Corp.	12,550	380

		40,144

Health Care - 13.7%
Abraxis Bioscience, Inc. (Æ)(Ñ)	1,636	98
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	7,080	462
Align Technology, Inc. (Æ)(Ñ)	24,445	288
Amedisys, Inc. (Æ)(Ñ)	4,916	210
APP Pharmaceuticals, Inc. (Æ)(Ñ)	6,245	66
Applera Corp. - Celera Group (Æ)	50,885	780
Arthrocare Corp. (Æ)(Ñ)	35,955	1,439
Auxilium Pharmaceuticals, Inc. (Æ)(Ñ)	3,650	125
Beckman Coulter, Inc. (Ñ)	7,170	477
BioMarin Pharmaceutical, Inc. (Æ)(Ñ)	10,080	374
Celgene Corp. (Æ)	8,655	486
Charles River Laboratories International, Inc. (Æ)	4,718	293
Chattem, Inc. (Æ)(Ñ)	13,889	1,066
Cooper Cos., Inc. (The) (Ñ)	3,680	145
Covance, Inc. (Æ)	8,195	681
Coventry Health Care, Inc. (Æ)	7,650	433
Durect Corp. (Æ)(Ñ)	69,949	356
Gen-Probe, Inc. (Æ)	11,715	670
Gentiva Health Services, Inc. (Æ)	43,999	813
Haemonetics Corp. (Æ)	19,323	1,156
Healthsouth Corp. (Æ)(Ñ)	5,175	88
Healthspring, Inc. (Æ)	9,475	196
Henry Schein, Inc. (Æ)(Ñ)	9,780	568
Hlth Corp. (Æ)	23,315	261
Hologic, Inc. (Æ)	6,989	450
Human Genome Sciences, Inc. (Æ)(Ñ)	20,550	115
ICU Medical, Inc. (Æ)(Ñ)	24,221	688
Idexx Laboratories, Inc. (Æ)	32,931	1,856
ImClone Systems, Inc. (Æ)	5,990	260

52	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Intuitive Surgical, Inc. (Æ)(Ñ)	3,060	777
Inverness Medical Innovations, Inc. (Æ)(Ñ)	8,520	384
Invitrogen Corp. (Æ)	13,211	1,132
Kindred Healthcare, Inc. (Æ)	11,800	325
KV Pharmaceutical Co. Class A (Æ)(Ñ)	39,639	1,030
Medical Action Industries, Inc. (Æ)(Ñ)	41,351	691
Mentor Corp. (Ñ)	20,521	710
Merit Medical Systems, Inc. (Æ)(Ñ)	79,303	1,275
Millennium Pharmaceuticals, Inc. (Æ)	18,025	273
Nighthawk Radiology Holdings, Inc. (Æ)(Ñ)	127,200	2,022
NuVasive, Inc. (Æ)	3,100	122
Omnicell, Inc. (Æ)(Ñ)	8,150	204
Onyx Pharmaceuticals, Inc. (Æ)(Ñ)	9,180	436
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	5,694	227
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	25,247	484
PSS World Medical, Inc. (Æ)	42,418	733
Quality Systems, Inc. (Ñ)	47,235	1,435
Renovis, Inc. (Æ)(Ñ)	37,600	98
Respironics, Inc. (Æ)	6,530	428
Stericycle, Inc. (Æ)	16,231	962
Sunrise Senior Living, Inc. (Æ)(Ñ)	18,068	519
SurModics, Inc. (Æ)(Ñ)	16,150	705
Symmetry Medical, Inc. (Æ)	38,325	698
Techne Corp. (Æ)	3,040	198
Tenet Healthcare Corp. (Æ)(Ñ)	38,900	172
Thoratec Corp. (Æ)(Ñ)	8,250	132
United Therapeutics Corp. (Æ)	4,060	341
US Physical Therapy, Inc. (Æ)	32,007	429
Viropharma, Inc. (Æ)(Ñ)	15,275	135
Vital Signs, Inc. (Ñ)	15,400	747
WebMD Health Corp. Class A (Æ)(Ñ)	3,675	136
WellCare Health Plans, Inc. (Æ)	4,120	194
Wright Medical Group, Inc. (Æ)	9,575	261
Zoll Medical Corp. (Æ)	11,060	295
Zymogenetics, Inc. (Æ)(Ñ)	11,250	114

		33,724

Integrated Oils - 0.1%
Delta Petroleum Corp. (Æ)(Ñ)	13,800	277

Materials and Processing - 8.3%
Acuity Brands, Inc.	12,916	588
AK Steel Holding Corp.	6,750	322
Apex Silver Mines, Ltd. (Æ)	9,425	134
Arch Chemicals, Inc.	5,780	195

	Principal Amount ($) or Shares	Market Value $
Brush Engineered Materials, Inc. (Æ)(Ñ)	14,973	428
Buckeye Technologies, Inc. (Æ)	12,300	162
Celanese Corp. Class A	11,210	417
Ceradyne, Inc. (Æ)(Ñ)	17,112	824
CF Industries Holdings, Inc. (Ñ)	7,650	818
Chicago Bridge & Iron Co. NV	10,240	456
Clarcor, Inc. (Ñ)	22,675	850
Coeur d’Alene Mines Corp. (Æ)(Ñ)	41,925	192
Commercial Metals Co.	18,725	531
Compass Minerals International, Inc. (Ñ)	24,693	1,047
Cytec Industries, Inc.	6,750	382
Deltic Timber Corp. (Ñ)	13,450	718
EnerSys (Æ)(Ñ)	9,695	223
ENGlobal Corp. (Æ)	74,041	714
Ennis, Inc. (Ñ)	28,050	444
FMC Corp.	7,960	423
GrafTech International, Ltd. (Æ)	29,020	437
Graphic Packaging Corp. (Æ)(Ñ)	38,085	113
HB Fuller Co. (Ñ)	7,775	161
Hercules, Inc.	22,175	389
Huntsman Corp.	10,490	254
Interface, Inc. Class A (Ñ)	10,710	171
Interline Brands, Inc. (Æ)	7,400	147
Jacobs Engineering Group, Inc. (Æ)	6,525	499
Lennox International, Inc.	7,530	280
LSI Industries, Inc.	42,006	516
MGP Ingredients, Inc. (Ñ)	50,977	484
Minerals Technologies, Inc.	3,910	213
Owens-Illinois, Inc. (Æ)(Ñ)	9,460	477
Polypore International, Inc. New (Æ)(Ñ)	62,145	1,154
Precision Castparts Corp.	3,750	427
Rogers Corp. (Æ)(Ñ)	4,350	136
RPM International, Inc.	13,056	282
Shaw Group, Inc. (The) (Æ)(Ñ)	7,420	419
Sonoco Products Co.	6,225	192
Southern Copper Corp. (Ñ)	4,050	380
Spartech Corp.	11,525	170
Standard Register Co. (The) (Ñ)	20,000	194
Temple-Inland, Inc.	8,425	158
Terra Industries, Inc. (Æ)(Ñ)	30,616	1,380
Texas Industries, Inc. (Ñ)	6,225	353
Universal Forest Products, Inc.	2,625	95
URS Corp. (Æ)	3,615	159
USG Corp. (Æ)(Ñ)	7,417	271
Watsco, Inc. (Ñ)	19,500	719

		20,498

Tax-Managed Mid & Small Cap Fund	53

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Miscellaneous - 0.3%
Carlisle Cos., Inc.	5,247	175
Lancaster Colony Corp.	5,150	179
Walter Industries, Inc. Class A	8,388	352

		706

Other Energy - 5.7%
Arch Coal, Inc. (Ñ)	7,800	343
Basic Energy Services, Inc. (Æ)(Ñ)	22,025	394
Core Laboratories NV (Æ)(Ñ)	2,560	289
Encore Acquisition Co. (Æ)	23,338	761
Energy Partners, Ltd. (Æ)	14,325	174
FMC Technologies, Inc. (Æ)	3,300	159
Forest Oil Corp. (Æ)	26,504	1,199
Foundation Coal Holdings, Inc.	22,684	1,186
Grey Wolf, Inc. (Æ)(Ñ)	38,550	230
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	24,280	898
Hercules Offshore, Inc. (Æ)	5,900	136
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	6,565	254
International Coal Group, Inc. (Æ)(Ñ)	153,372	952
Lufkin Industries, Inc. (Ñ)	3,280	173
NATCO Group, Inc. Class A (Æ)	5,100	233
Oil States International, Inc. (Æ)	6,815	239
Parker Drilling Co. (Æ)(Ñ)	31,395	218
Patriot Coal Corp. (Æ)(Ñ)	1,360	54
Peabody Energy Corp. (Ñ)	8,025	434
PetroHawk Energy Corp. (Æ)(Ñ)	14,480	228
Plains Exploration & Production Co. (Æ)	9,947	484
Range Resources Corp.	22,570	1,179
Southwestern Energy Co. (Æ)	7,770	434
Stone Energy Corp. (Æ)	7,700	316
Tesoro Corp.	11,875	464
W-H Energy Services, Inc. Class H (Æ)	12,050	586
Western Refining, Inc. (Ñ)	30,350	648
Whiting Petroleum Corp. (Æ)	20,923	1,124
Willbros Group, Inc. (Æ)	7,575	252

		14,041

Producer Durables - 6.6%
AGCO Corp. (Æ)(Ñ)	7,460	449
Ametek, Inc. (Ñ)	8,860	390
Applied Industrial Technologies, Inc.	8,810	266
AZZ, Inc. (Æ)(Ñ)	22,242	751
C&D Technologies, Inc. (Æ)(Ñ)	68,300	404

	Principal Amount ($) or Shares	Market Value $
Champion Enterprises, Inc. (Æ)(Ñ)	81,767	799
Covanta Holding Corp. (Æ)(Ñ)	7,250	184
Crown Castle International Corp. (Æ)	10,950	396
Dionex Corp. (Æ)(Ñ)	6,225	436
Donaldson Co., Inc.	22,184	930
Electro Scientific Industries, Inc. (Æ)	9,125	150
EnPro Industries, Inc. (Æ)(Ñ)	27,375	821
Entegris, Inc. (Æ)	15,900	122
ESCO Technologies, Inc. (Æ)(Ñ)	5,575	209
Flowserve Corp.	4,160	342
GenCorp, Inc. (Æ)(Ñ)	13,400	157
General Cable Corp. (Æ)(Ñ)	17,170	996
IDEX Corp.	15,459	483
Joy Global, Inc.	4,730	298
Kadant, Inc. (Æ)	18,725	495
Kennametal, Inc.	27,420	840
Lexmark International, Inc. Class A (Æ)	8,350	302
Littelfuse, Inc. (Æ)	6,355	193
MDC Holdings, Inc. (Ñ)	6,472	300
Middleby Corp. (Æ)(Ñ)	12,415	740
Mueller Water Products, Inc. Class B New	12,827	110
Orbital Sciences Corp. (Æ)(Ñ)	11,791	275
Pentair, Inc.	8,700	276
Robbins & Myers, Inc.	20,048	1,329
Ryland Group, Inc. (Ñ)	6,075	205
SBA Communications Corp. Class A (Æ)(Ñ)	15,180	450
Steelcase, Inc. Class A (Ñ)	14,025	215
TAL International Group, Inc. (Ñ)	26,600	586
Tennant Co. (Ñ)	10,225	337
Terex Corp. (Æ)	8,230	484
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	8,451	272
Waters Corp. (Æ)	2,225	128

		16,120

Technology - 12.5%
3Com Corp. (Æ)	50,045	207
American Science & Engineering, Inc. (Ñ)	16,516	878
Anixter International, Inc. (Æ)(Ñ)	10,355	725
Ansys, Inc. (Æ)	14,850	518
Atheros Communications, Inc. (Æ)(Ñ)	12,230	334
Avnet, Inc. (Æ)	10,710	381
BEA Systems, Inc. (Æ)	27,925	522
Benchmark Electronics, Inc. (Æ)	52,612	934
Black Box Corp.	3,231	107

54	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BMC Software, Inc. (Æ)	12,450	399
CACI International, Inc. Class A (Æ)(Ñ)	23,421	1,021
Cavium Networks, Inc. New (Æ)(Ñ)	16,190	309
Cbeyond, Inc. (Æ)(Ñ)	3,320	112
Citrix Systems, Inc. (Æ)	10,590	367
Cognizant Technology Solutions Corp. Class A (Æ)	6,000	167
CSG Systems International, Inc. (Æ)	953	12
Cypress Semiconductor Corp. (Æ)	6,350	135
Diodes, Inc. (Æ)(Ñ)	33,212	769
Electronics for Imaging (Æ)(Ñ)	46,050	680
Emulex Corp. (Æ)	57,323	894
EPIQ Systems, Inc. (Æ)(Ñ)	40,806	602
F5 Networks, Inc. (Æ)	23,315	549
Fairchild Semiconductor International, Inc. Class A (Æ)	30,425	373
First Solar, Inc. New (Æ)	900	164
Flir Systems, Inc. (Æ)(Ñ)	10,990	333
Formfactor, Inc. (Æ)	1,224	30
Foundry Networks, Inc. (Æ)	46,785	646
GTSI Corp. (Æ)	45,996	412
Harris Corp.	3,880	212
Informatica Corp. (Æ)	129,759	2,506
Intersil Corp. Class A	7,530	173
Kemet Corp. (Æ)(Ñ)	31,280	163
Kenexa Corp. (Æ)(Ñ)	39,050	693
LSI Corp. (Æ)	16,451	86
Macrovision Corp. (Æ)(Ñ)	129,225	2,170
Mantech International Corp. Class A (Æ)	27,169	1,111
Mentor Graphics Corp. (Æ)(Ñ)	44,375	366
Microchip Technology, Inc. (Ñ)	13,250	423
Micros Systems, Inc. (Æ)(Ñ)	5,330	328
NAVTEQ Corp. (Æ)	2,525	187
Netgear, Inc. (Æ)	6,525	174
Omniture, Inc. (Æ)	15,720	389
ON Semiconductor Corp. (Æ)(Ñ)	24,125	156
Parametric Technology Corp. (Æ)	33,785	556
Perot Systems Corp. Class A (Æ)(Ñ)	58,300	708
Plexus Corp. (Æ)	7,375	167
Progress Software Corp. (Æ)(Ñ)	31,875	941
RF Micro Devices, Inc. (Æ)(Ñ)	45,325	146
Salesforce.com, Inc. (Æ)(Ñ)	7,470	390
SanDisk Corp. (Æ)	3,510	89
SiRF Technology Holdings, Inc. (Æ)(Ñ)	47,920	734
Sonus Networks, Inc. (Æ)(Ñ)	110,445	452

	Principal Amount ($) or Shares	Market Value $
Spansion, Inc. Class A (Æ)(Ñ)	62,750	240
Sunpower Corp. Class A (Æ)(Ñ)	4,640	320
Sycamore Networks, Inc. (Æ)(Ñ)	55,830	189
Syntel, Inc. (Ñ)	6,416	190
Taleo Corp. Class A (Æ)	28,065	593
Varian, Inc. (Æ)	12,558	681
Veraz Networks, Inc. New (Æ)(Ñ)	102,996	500
Vignette Corp. (Æ)	6,302	89
Websense, Inc. (Æ)	14,960	297
Zebra Technologies Corp. Class A (Æ)	56,721	1,742

		30,741

Utilities - 4.6%
Alaska Communications Systems Group, Inc. (Ñ)	107,788	1,513
Avista Corp.	24,700	498
Black Hills Corp. (Ñ)	11,825	458
Cablevision Systems Corp. Class A (Æ)	3,775	89
Central Vermont Public Service Corp. (Ñ)	6,600	192
Cincinnati Bell, Inc. (Æ)	39,850	155
Cleco Corp. (Ñ)	34,338	888
El Paso Electric Co. (Æ)	34,155	800
Empire District Electric Co. (The)	7,425	165
Great Plains Energy, Inc. (Ñ)	9,600	268
Level 3 Communications, Inc. (Æ)(Ñ)	16,411	56
NeuStar, Inc. Class A (Æ)(Ñ)	76,783	2,281
New Jersey Resources Corp. (Ñ)	5,205	244
Northwest Natural Gas Co. (Ñ)	4,700	223
NorthWestern Corp. (Ñ)	33,025	954
NSTAR	9,261	300
Otter Tail Corp. (Ñ)	5,290	172
PNM Resources, Inc. (Ñ)	21,425	414
Puget Energy, Inc.	8,190	214
SCANA Corp.	8,400	313
Southwest Gas Corp.	7,705	220
Telephone & Data Systems, Inc.	5,915	312
Wisconsin Energy Corp.	11,400	519

		11,248

Total Common Stocks
(cost $203,053)		224,213

Short-Term Investments - 8.0%
Russell Investment Company Money Market Fund	18,491,000	18,491
United States Treasury Bills (ç)(ž)(§) 2.962% due 03/20/08	996	996

Tax-Managed Mid & Small Cap Fund	55

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

3.027% due 03/20/08	100	100
3.097% due 03/20/08	100	100

Total Short-Term Investments
(cost $19,687)		19,687

Other Securities - 38.6%
Russell Investment Company Money Market Fund (×)	27,975,181	27,975
State Street Securities Lending Quality Trust (×)	66,913,009	66,913

Total Other Securities
(cost $94,888)		94,888

Total Investments - 137.7%
(identified cost $317,628)		338,788

Other Assets and Liabilities, Net - (37.7%)		(92,837)

Net Assets - 100.0%		245,951

See accompanying notes which are an integral part of the financial statements.

56	Tax-Managed Mid & Small Cap Fund

Russell Investment Company

Tax-Managed Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 03/08 (289)	USD	20,664	(748)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(748)

See accompanying notes which are an integral part of the financial statements.

Tax-Managed Mid & Small Cap Fund	57

Russell Investment Company

Select Growth Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.6%
Auto and Transportation - 2.8%
Amerigon, Inc. (Æ)(Ñ)	5,276	90
Expeditors International Washington, Inc.	40,500	1,915
FedEx Corp. (Ñ)	10,200	954
Mesa Air Group, Inc. (Æ)(Ñ)	11,600	41
Pinnacle Airlines Corp. (Æ)(Ñ)	2,900	39
Union Pacific Corp.	4,800	600
United Parcel Service, Inc. Class B	21,000	1,536

		5,175

Consumer Discretionary - 18.5%
Activision, Inc. (Æ)	12,070	312
AFC Enterprises (Æ)(Ñ)	3,100	29
Amazon.com, Inc. (Æ)(Ñ)	11,788	916
Apollo Group, Inc. Class A (Æ)(Ñ)	8,200	654
Autobytel, Inc. (Æ)	15,500	37
Cache, Inc. (Æ)(Ñ)	4,600	50
Central Garden and Pet Co. (Æ)(Ñ)	8,400	46
Cost Plus, Inc. (Æ)(Ñ)	12,200	49
Costco Wholesale Corp. (Ñ)	12,447	846
Deckers Outdoor Corp. (Æ)(Ñ)	900	109
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	26,909	876
Dolby Laboratories, Inc. Class A (Æ)	7,800	336
eBay, Inc. (Æ)	80,400	2,162
Eddie Bauer Holdings, Inc. (Æ)(Ñ)	6,000	38
Electronic Arts, Inc. (Æ)(Ñ)	28,300	1,341
Fastenal Co. (Ñ)	22,475	908
GameStop Corp. Class A (Æ)(Ñ)	11,250	582
Google, Inc. Class A (Æ)	9,482	5,351
Guess?, Inc. (Ñ)	20,172	753
International Game Technology	44,900	1,916
Isle of Capri Casinos, Inc. (Æ)(Ñ)	5,100	57
Jamba, Inc. (Æ)(Ñ)	6,800	21
JC Penney Co., Inc. (Ñ)	8,500	403
Las Vegas Sands Corp. (Æ)(Ñ)	9,602	842
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	12,100	79
Lowe’s Cos., Inc.	58,252	1,540
McDonald’s Corp.	9,800	525
MGM Mirage (Æ)	19,000	1,391
Multimedia Games, Inc. (Æ)(Ñ)	6,800	53
News Corp. Class B	11,544	224
Nintendo Co., Ltd. - ADR (Ñ)	5,750	355
Nordstrom, Inc. (Ñ)	22,239	865
PetMed Express, Inc. (Æ)(Ñ)	4,600	57
Phillips-Van Heusen Corp. (Ñ)	11,000	463

	Principal Amount ($) or Shares	Market Value $
Pier 1 Imports, Inc. (Æ)(Ñ)	13,500	92
Revlon, Inc. Class A (Æ)(Ñ)	46,100	49
Ruby Tuesday, Inc. (Ñ)	4,700	36
Six Flags, Inc. (Æ)(Ñ)	23,600	46
Spectrum Brands, Inc. (Æ)(Ñ)	17,300	81
Stamps.com, Inc. (Æ)(Ñ)	3,900	41
Staples, Inc.	138,300	3,311
Starbucks Corp. (Æ)	57,200	1,082
Stein Mart, Inc. (Ñ)	8,100	52
Target Corp.	6,100	339
Tiffany & Co.	9,541	381
TJX Cos., Inc. (Ñ)	17,720	559
Valuevision Media, Inc. Class A (Æ)(Ñ)	7,600	48
Viacom, Inc. Class B (Æ)	13,300	515
Wal-Mart Stores, Inc.	32,313	1,644
Walt Disney Co. (The)	17,200	515
Weight Watchers International, Inc.	25,000	1,065
Wilsons The Leather Experts (Æ)(Ñ)	13,894	10
Wynn Resorts, Ltd.	4,766	548
Youbet.com, Inc. (Æ)(Ñ)	26,300	28
Yum! Brands, Inc.	9,630	329

		34,957

Consumer Staples - 8.2%
Coca-Cola Co. (The)	48,967	2,897
Colgate-Palmolive Co.	9,647	743
Diageo PLC - ADR	10,391	839
Diamond Foods, Inc. (Ñ)	4,600	87
General Mills, Inc.	9,100	497
Kraft Foods, Inc. Class A	17,600	515
Molson Coors Brewing Co. Class B (Ñ)	7,000	313
Monterey Gourmet Foods, Inc. (Æ)	5,948	17
PepsiCo, Inc.	30,300	2,066
Procter & Gamble Co.	56,900	3,753
Sysco Corp.	27,200	790
Walgreen Co.	59,000	2,071
Whole Foods Market, Inc. (Ñ)	23,000	907

		15,495

Financial Services - 10.8%
American Express Co.	21,258	1,048
American International Group, Inc.	21,400	1,180
AON Corp. (Ñ)	12,320	536
Automatic Data Processing, Inc.	28,000	1,136
BlackRock, Inc. Class A (Ñ)	1,910	422
Blackstone Group, LP (The) (Ñ)	27,410	503
CBRE Realty Finance, Inc. (ö)(Ñ)	8,000	46

58	Select Growth Fund

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citigroup, Inc. (Ñ)	9,200	260
CME Group, Inc. Class A (Ñ)	4,200	2,599
eHealth, Inc. (Æ)	3,600	94
Endurance Specialty Holdings, Ltd. (Ñ)	23,120	937
Goldman Sachs Group, Inc. (The)	5,170	1,038
GSC Investment Corp.	4,300	47
Hartford Financial Services Group, Inc.	4,600	372
IntercontinentalExchange, Inc. (Æ)(Ñ)	21,362	2,990
Mastercard, Inc. Class A (Ñ)	5,900	1,221
Merrill Lynch & Co., Inc.	5,740	324
Morgan Stanley	26,765	1,323
Paychex, Inc. (Ñ)	30,000	982
Reuters Group PLC - ADR (Ñ)	12,000	870
State Street Corp.	14,500	1,191
Western Union Co. (The)	59,606	1,335

		20,454

Health Care - 17.1%
Allergan, Inc.	37,590	2,526
Baxter International, Inc.	12,640	768
Celgene Corp. (Æ)(Ñ)	21,346	1,198
Cerus Corp. (Æ)(Ñ)	8,200	52
Cooper Cos., Inc. (The) (Ñ)	7,000	276
Coventry Health Care, Inc. (Æ)(Ñ)	9,940	562
Cynosure, Inc. Class A (Æ)(Ñ)	3,200	79
Dentsply International, Inc.	9,160	378
Discovery Laboratories, Inc. (Æ)(Ñ)	13,400	25
Dov Pharmaceutical, Inc. (Æ)	24,800	2
Exelixis, Inc. (Æ)(Ñ)	23,000	168
Genentech, Inc. (Æ)	30,600	2,148
Genzyme Corp. (Æ)	23,990	1,874
Gilead Sciences, Inc. (Æ)	52,615	2,404
Hi-Tech Pharmacal Co., Inc. (Æ)(Ñ)	4,282	46
Human Genome Sciences, Inc. (Æ)(Ñ)	39,000	218
Immunogen, Inc. (Æ)(Ñ)	10,900	38
Insite Vision, Inc. (Æ)	21,500	14
Intuitive Surgical, Inc. (Æ)(Ñ)	2,420	615
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	8,300	129
Johnson & Johnson	24,200	1,531
Ligand Pharmaceuticals, Inc. Class B (Ñ)	9,800	41
Medco Health Solutions, Inc. (Æ)	16,200	811
Medtronic, Inc.	68,118	3,172
Merck & Co., Inc.	40,565	1,877
Mylan, Inc. (Ñ)	27,300	407
Nabi Biopharmaceuticals (Æ)(Ñ)	14,400	51

	Principal Amount ($) or Shares	Market Value $
OXiGENE, Inc. (Æ)(Ñ)	6,400	15
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	26,200	140
Schering-Plough Corp.	59,085	1,156
Sequenom, Inc. (Æ)(Ñ)	13,200	109
Shire PLC - ADR	5,130	276
Spectranetics Corp. (Æ)(Ñ)	4,300	54
Stericycle, Inc. (Æ)(Ñ)	6,700	397
Stryker Corp.	8,400	563
Synovis Life Technologies, Inc. (Æ)(Ñ)	3,292	52
Teva Pharmaceutical Industries, Ltd. - ADR	63,853	2,940
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	15,940	821
Titan Pharmaceuticals, Inc. (Æ)(Ñ)	13,300	17
UnitedHealth Group, Inc.	47,000	2,390
Wyeth	11,741	467
Zimmer Holdings, Inc. (Æ)	21,000	1,644

		32,451

Integrated Oils - 0.7%
Exxon Mobil Corp.	5,900	510
Hess Corp. (Ñ)	5,700	518
Petroleo Brasileiro SA - ADR	2,000	222

		1,250

Materials and Processing - 3.9%
Agrium, Inc.	8,900	573
Archer-Daniels-Midland Co.	16,378	721
Beacon Roofing Supply, Inc. (Æ)(Ñ)	5,000	46
Bunge, Ltd. (Ñ)	4,100	486
California Coastal Communities, Inc. (Æ)(Ñ)	3,200	23
Cytec Industries, Inc. (Ñ)	6,200	351
Ecolab, Inc. (Ñ)	12,400	598
Grubb & Ellis Co. (Ñ)	5,400	24
Landec Corp. (Æ)(Ñ)	7,100	66
McDermott International, Inc. (Æ)	7,780	367
Monsanto Co. (Ñ)	12,080	1,358
Mosaic Co. (The) (Æ)	4,490	409
Polypore International, Inc. (Æ)(Ñ)	4,300	80
Praxair, Inc.	20,500	1,659
Rohm & Haas Co. (Ñ)	10,600	566
Unifi, Inc. (Æ)	15,400	36
US Concrete, Inc. (Æ)(Ñ)	11,300	42
Valence Technology, Inc. (Æ)(Ñ)	19,300	31

		7,436

Miscellaneous - 3.3%
ABB, Ltd. - ADR	54,481	1,362

Select Growth Fund	59

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Electric Co.	62,100	2,199
Honeywell International, Inc.	19,560	1,156
SPX Corp.	2,800	282
Textron, Inc. (Ñ)	23,361	1,309

		6,308

Other Energy - 2.8%
Apache Corp.	11,611	1,108
Cameron International Corp. (Æ)(Ñ)	13,590	547
Consol Energy, Inc.	8,780	641
Diamond Offshore Drilling, Inc. (Ñ)	5,330	602
Halliburton Co.	10,900	362
Schlumberger, Ltd.	4,800	362
Sunoco, Inc. (Ñ)	17,722	1,102
XTO Energy, Inc.	11,870	617

		5,341

Producer Durables - 5.0%
AGCO Corp. (Æ)(Ñ)	4,270	257
Applied Materials, Inc.	81,870	1,467
Boeing Co.	14,610	1,215
CalAmp Corp. (Æ)	1,400	4
Caterpillar, Inc. (Ñ)	5,510	392
Credence Systems Corp. (Æ)(Ñ)	20,100	26
Crown Castle International Corp. (Æ)(Ñ)	36,100	1,306
Deere & Co.	8,930	784
EFJ, Inc. (Æ)(Ñ)	10,200	17
Electroglas, Inc. (Æ)(Ñ)	10,900	20
Nokia OYJ - ADR (Ñ)	18,340	678
Suntech Power Holdings Co., Ltd. - ADR (Æ)	5,530	303
Terex Corp. (Æ)(Ñ)	43,322	2,546
United Technologies Corp.	6,800	499

		9,514

Technology - 23.8%
Actuate Corp. (Æ)(Ñ)	9,900	56
Adobe Systems, Inc. (Æ)	16,636	581
Apple, Inc. (Æ)	33,380	4,518
Applera Corp. - Applied Biosystems Group	12,300	388
AsiaInfo Holdings, Inc. (Æ)(Ñ)	9,500	83
AuthenTec, Inc. (Æ)(Ñ)	4,400	55
Avistar Communications Corp. (Æ)(Ñ)	29,800	35
Bottomline Technologies, Inc. (Æ)(Ñ)	6,600	86
Broadcom Corp. Class A (Æ)(Ñ)	21,600	477
Catapult Communications Corp. (Æ)(Ñ)	6,000	39

	Principal Amount ($) or Shares	Market Value $
Centillium Communications, Inc. (Æ)(Ñ)	16,126	12
Cisco Systems, Inc. (Æ)	145,832	3,573
Corning, Inc. 2008	150,624	3,626
DayStar Technologies, Inc. (Æ)(Ñ)	7,600	25
Ditech Networks, Inc. (Æ)(Ñ)	13,300	41
Extreme Networks (Æ)(Ñ)	24,200	83
Hewlett-Packard Co.	13,100	573
ID Systems, Inc. (Æ)(Ñ)	3,700	33
Immersion Corp. (Æ)(Ñ)	6,700	66
Integrated Silicon Solution, Inc. (Æ)	12,000	70
Intel Corp.	114,580	2,429
International Business Machines Corp.	7,000	751
Intuit, Inc. (Æ)	60,000	1,841
Iomega Corp. (Æ)	10,600	29
Leadis Technology, Inc. (Æ)(Ñ)	7,800	19
Magma Design Automation, Inc. (Æ)(Ñ)	5,400	62
MathStar, Inc. (Æ)(Ñ)	20,100	12
Maxim Integrated Products, Inc. (Ñ)	20,000	393
MEMC Electronic Materials, Inc. (Æ)	26,450	1,890
Microsoft Corp.	208,042	6,782
Microtune, Inc. (Æ)(Ñ)	9,900	58
ON Semiconductor Corp. (Æ)(Ñ)	57,700	374
Oracle Corp. (Æ)	177,795	3,654
Packeteer, Inc. (Æ)(Ñ)	11,900	59
Pericom Semiconductor Corp. (Æ)(Ñ)	3,300	45
Phoenix Technologies, Ltd. (Æ)(Ñ)	7,100	108
Pixelworks, Inc. (Æ)(Ñ)	23,500	20
Planar Systems, Inc. (Æ)(Ñ)	3,700	21
Qualcomm, Inc.	111,313	4,722
Radisys Corp. (Æ)(Ñ)	5,600	76
Research In Motion, Ltd. (Æ)	20,000	1,878
Salesforce.com, Inc. (Æ)(Ñ)	4,930	258
SAP AG - ADR	17,000	813
Seachange International, Inc. (Æ)(Ñ)	11,200	79
Seagate Technology (Ñ)	80,000	1,622
Secure Computing Corp. (Æ)(Ñ)	10,400	93
Sun Microsystems, Inc. (Æ)	55,000	963
Sunpower Corp. Class A (Æ)(Ñ)	6,440	445
Teradata Corp. (Æ)(Ñ)	48,000	1,143
Transwitch Corp. (Æ)	30,400	20
Zhone Technologies, Inc. (Æ)(Ñ)	38,900	40

		45,119

Utilities - 0.7%
MDU Communications International, Inc. (Æ)	17,800	7

60	Select Growth Fund

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Verizon Communications, Inc.	13,200	513
Vimpel-Communications - ADR	20,750	715

		1,235

Total Common Stocks
(cost $172,939)		184,735

Short-Term Investments - 3.3%
Russell Investment Company Money Market Fund	5,324,000	5,324
United States Treasury Bills (ç)(ž)(§) 2.962% due 03/20/08	1,000	996

Total Short-Term Investments
(cost $6,320)		6,320

Other Securities - 25.5%
Russell Investment Company Money Market Fund (×)	14,258,173	14,258
State Street Securities Lending Quality Trust (×)	34,103,703	34,104

Total Other Securities
(cost $48,362)		48,362

Total Investments - 126.4%
(identified cost $227,621)		239,417

Other Assets and Liabilities, Net - (26.4%)		(49,940)

Net Assets - 100.0%		189,477

See accompanying notes which are an integral part of the financial statements.

Select Growth Fund	61

Russell Investment Company

Select Growth Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Nasdaq 100 E-Mini Index (CME) expiration date 03/08 (59)	USD	2,180	(330)
S&P 500 E-Mini Index (CME) expiration date 03/08 (21)	USD	1,449	4
S&P 500 Index (CME) expiration date 03/08 (5)	USD	1,725	(69)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(395)

See accompanying notes which are an integral part of the financial statements.

62	Select Growth Fund

Russell Investment Company

Select Value Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.6%
Auto and Transportation - 1.4%
Ford Motor Co. (Æ)(Ñ)	109,700	728
Magna International, Inc. Class A	11,300	890
Navistar International Corp. (Æ)	40,700	2,011
UAL Corp. (Ñ)	8,400	319
United Parcel Service, Inc. Class B	18,300	1,339

		5,287

Consumer Discretionary - 10.0%
Best Buy Co., Inc.	58,640	2,862
Black & Decker Corp. (Ñ)	15,000	1,088
Costco Wholesale Corp.	10,800	734
DIRECTV Group, Inc. (The) (Æ)	157,820	3,564
Foot Locker, Inc.	81,100	1,110
Gap, Inc. (The)	125,700	2,403
Home Depot, Inc.	53,200	1,632
Jack in the Box, Inc. (Æ)	25,700	751
JC Penney Co., Inc.	15,800	749
Jones Apparel Group, Inc. (Ñ)	53,600	901
Kimberly-Clark Corp. (Ñ)	31,470	2,066
Leggett & Platt, Inc. (Ñ)	51,300	976
Liberty Media Corp. - Capital Series A (Æ)(Ñ)	26,510	2,853
Limited Brands, Inc.	73,700	1,407
Macy’s, Inc.	112,350	3,105
OfficeMax, Inc. (Ñ)	68,800	1,704
RR Donnelley & Sons Co.	28,900	1,008
Snap-On, Inc.	19,000	933
Target Corp.	24,980	1,389
TJX Cos., Inc.	26,300	830
Wal-Mart Stores, Inc.	35,500	1,806
Walt Disney Co. (The)	29,900	895
Waste Management, Inc.	54,400	1,765

		36,531

Consumer Staples - 5.1%
Altria Group, Inc.	72,530	5,499
Campbell Soup Co.	42,700	1,350
Clorox Co.	13,600	834
ConAgra Foods, Inc.	36,400	784
Hershey Co. (The) (Ñ)	41,000	1,484
Kraft Foods, Inc. Class A	53,500	1,566
Loews Corp. - Carolina Group	16,000	1,314
McCormick & Co., Inc.	21,600	728
Procter & Gamble Co.	16,200	1,068
Safeway, Inc.	70,820	2,195

	Principal Amount ($) or Shares	Market Value $
Tyson Foods, Inc. Class A (Ñ)	138,400	1,972

		18,794

Financial Services - 20.1%
American International Group, Inc.	22,800	1,258
Annaly Capital Management, Inc. (ö)	134,600	2,654
AON Corp. (Ñ)	23,200	1,010
Assurant, Inc.	7,700	500
Astoria Financial Corp. (Ñ)	40,100	1,090
Automatic Data Processing, Inc.	22,100	897
Bank of America Corp.	98,020	4,347
Bank of New York Mellon Corp. (The)	36,700	1,711
BB&T Corp. (Ñ)	26,600	965
Citigroup, Inc.	103,700	2,926
Colonial BancGroup, Inc. (The) (Ñ)	61,900	972
Cullen/Frost Bankers, Inc. (Ñ)	16,500	898
Federal National Mortgage Association	126,800	4,293
First Horizon National Corp. (Ñ)	32,300	700
Franklin Resources, Inc.	4,900	511
Freddie Mac	142,000	4,315
Genworth Financial, Inc. Class A	157,468	3,833
Goldman Sachs Group, Inc. (The)	7,400	1,486
H&R Block, Inc.	44,900	865
Hartford Financial Services Group, Inc.	13,600	1,098
Health Care REIT, Inc. (ö)(Ñ)	17,300	742
Invesco, Ltd. (Ñ)	30,000	817
JPMorgan Chase & Co.	127,390	6,057
Lehman Brothers Holdings, Inc. (Ñ)	33,900	2,175
Marshall & Ilsley Corp. (Ñ)	42,099	1,175
Mercury General Corp. (Ñ)	30,400	1,462
Morgan Stanley	10,090	499
New York Community Bancorp, Inc. (Ñ)	64,600	1,198
Northern Trust Corp.	7,100	521
Paychex, Inc. (Ñ)	23,800	779
Prologis (ö)	23,400	1,389
Protective Life Corp.	23,900	950
Prudential Financial, Inc.	16,000	1,350
Regions Financial Corp.	28,300	714
South Financial Group, Inc. (The) (Ñ)	49,200	850
SunTrust Banks, Inc.	23,900	1,648
TCF Financial Corp. (Ñ)	33,300	708
Travelers Cos., Inc. (The)	27,300	1,313
Unum Group (Ñ)	49,200	1,113
US Bancorp (Ñ)	67,930	2,306
Wachovia Corp. (Ñ)	79,936	3,112

Select Value Fund	63

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Washington Mutual, Inc. (Ñ)	212,600	4,235
Wells Fargo & Co.	15,370	523
Wilmington Trust Corp. (Ñ)	39,500	1,377

		73,342

Health Care - 11.1%
Abbott Laboratories	43,170	2,430
Aetna, Inc.	27,500	1,465
Amgen, Inc. (Æ)	82,590	3,848
Baxter International, Inc.	53,910	3,274
Biogen Idec, Inc. (Æ)(Ñ)	62,555	3,813
Bristol-Myers Squibb Co.	117,300	2,720
CVS Caremark Corp.	27,200	1,063
Eli Lilly & Co.	17,000	876
Forest Laboratories, Inc. (Æ)	17,400	692
Genzyme Corp. (Æ)	55,140	4,308
Humana, Inc. (Æ)	19,400	1,558
Invitrogen Corp. (Æ)	21,100	1,808
Johnson & Johnson	64,840	4,102
Medco Health Solutions, Inc. (Æ)	18,000	901
Merck & Co., Inc.	29,700	1,375
Omnicare, Inc. (Ñ)	29,000	642
Pfizer, Inc.	42,400	992
Sanofi-Aventis SA - ADR	41,400	1,693
UnitedHealth Group, Inc.	41,590	2,114
Wyeth	18,800	748

		40,422

Integrated Oils - 4.7%
Chevron Corp.	45,372	3,834
ConocoPhillips	37,900	3,044
Exxon Mobil Corp.	55,600	4,804
Marathon Oil Corp.	54,500	2,553
Occidental Petroleum Corp.	41,200	2,796

		17,031

Materials and Processing - 6.8%
AbitibiBowater, Inc. (Ñ)	89,220	2,210
Alcoa, Inc.	32,800	1,086
Ashland, Inc.	36,400	1,657
Avery Dennison Corp.	21,000	1,088
Bemis Co., Inc. (Ñ)	34,200	930
Cabot Corp. (Ñ)	27,200	809
Celanese Corp. Class A	69,800	2,595
Freeport-McMoRan Copper & Gold, Inc. Class B	29,580	2,633
Harsco Corp.	4,400	250
International Paper Co.	42,400	1,367

	Principal Amount ($) or Shares	Market Value $
Masco Corp. (Ñ)	50,000	1,146
Mosaic Co. (The) (Æ)	6,500	592
PPG Industries, Inc.	13,800	912
Rohm & Haas Co. (Ñ)	34,000	1,814
RPM International, Inc.	50,000	1,082
Sonoco Products Co.	27,700	855
Terra Industries, Inc. (Æ)(Ñ)	16,500	744
Timken Co.	28,600	865
Trane, Inc.	27,870	1,248
Valspar Corp.	43,100	863

		24,746

Miscellaneous - 2.4%
Brunswick Corp. (Ñ)	40,700	773
General Electric Co.	105,200	3,725
ITT Corp. (Ñ)	12,800	761
Johnson Controls, Inc.	14,500	513
SPX Corp.	5,800	583
Teleflex, Inc.	24,700	1,460
Tyco International, Ltd. Class W	23,875	940

		8,755

Other Energy - 7.0%
Anadarko Petroleum Corp.	19,200	1,125
Devon Energy Corp.	41,970	3,567
Dynegy, Inc. Class A (Æ)	2,043	14
EOG Resources, Inc.	26,420	2,312
Exterran Holdings, Inc. (Æ)(Ñ)	9,100	594
Halliburton Co. (Ñ)	94,390	3,131
National Oilwell Varco, Inc. (Æ)	33,730	2,031
NRG Energy, Inc. (Æ)(Ñ)	28,900	1,115
Peabody Energy Corp. (Ñ)	70,500	3,808
Reliant Energy, Inc. (Æ)	137,900	2,933
Sunoco, Inc.	20,900	1,300
Transocean, Inc. (Æ)	18,047	2,213
Valero Energy Corp.	22,200	1,314

		25,457

Producer Durables - 11.0%
Agilent Technologies, Inc. (Æ)(Ñ)	42,100	1,428
Alcatel-Lucent - ADR (Ñ)	481,200	3,046
Boeing Co.	14,010	1,165
Centex Corp. (Ñ)	64,500	1,792
CNH Global NV (Ñ)	26,200	1,296
Cooper Industries, Ltd. Class A (Ñ)	30,100	1,341
Cummins, Inc.	15,000	724
Diebold, Inc.	28,500	738
Dover Corp.	38,100	1,538

64	Select Value Fund

Russell Investment Company

Select Value Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DR Horton, Inc. (Ñ)	313,700	5,411
Graco, Inc. (Ñ)	24,000	821
KB Home (Ñ)	20,000	550
KLA-Tencor Corp. (Ñ)	35,630	1,489
Lockheed Martin Corp.	37,380	4,034
Molex, Inc.	32,800	789
Nortel Networks Corp. (Æ)(Ñ)	46,500	580
Northrop Grumman Corp.	27,510	2,183
Pentair, Inc.	41,600	1,321
Pulte Homes, Inc. (Ñ)	292,500	4,779
Raytheon Co.	64,620	4,209
Terex Corp. (Æ)	16,900	993

		40,227

Technology - 7.8%
Analog Devices, Inc.	49,800	1,412
AU Optronics Corp. - ADR	127,391	2,114
BearingPoint, Inc. (Æ)(Ñ)	748,100	1,466
Cisco Systems, Inc. (Æ)	131,020	3,210
Dell, Inc. (Æ)	103,800	2,080
General Dynamics Corp.	25,970	2,194
Hewlett-Packard Co.	70,060	3,065
Intel Corp.	101,300	2,148
International Business Machines Corp.	9,700	1,041
Maxim Integrated Products, Inc.	76,800	1,510
Motorola, Inc.	143,400	1,653
Nvidia Corp.	38,800	954
SanDisk Corp. (Æ)(Ñ)	29,700	756
Seagate Technology, Inc. (Æ)	1,900	—
Sun Microsystems, Inc. (Æ)	109,800	1,922
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	181,722	1,686
Texas Instruments, Inc. (Ñ)	44,230	1,368

		28,579

Utilities - 9.2%
AGL Resources, Inc.	26,600	1,007
America Movil SAB de CV Series L	25,860	1,549
American Electric Power Co., Inc.	59,600	2,553
Aqua America, Inc. (Ñ)	54,100	1,078
AT&T, Inc.	165,090	6,354
China Mobile, Ltd. - ADR (Ñ)	17,930	1,355
China Unicom, Ltd. - ADR (Ñ)	59,150	1,402
Citizens Communications Co. (Ñ)	116,200	1,333
DTE Energy Co.	19,100	815
Edison International	38,600	2,013

	Principal Amount ($) or Shares	Market Value $
FirstEnergy Corp.	10,000	712
Mirant Corp. (Æ)(Ñ)	59,600	2,196
NiSource, Inc. (Ñ)	36,300	689
Northeast Utilities	38,200	1,059
Progress Energy, Inc. - CVO	1,300	—
SCANA Corp.	10,700	399
Shaw Communications, Inc.	21,600	426
Sprint Nextel Corp.	263,800	2,778
TECO Energy, Inc.	32,200	537
Turkcell Iletisim Hizmet AS - ADR	34,700	789
Verizon Communications, Inc.	59,900	2,327
Windstream Corp.	109,700	1,274
Xcel Energy, Inc. (Ñ)	48,100	1,000

		33,645

Total Common Stocks
(cost $359,429)		352,816

Short-Term Investments - 3.7%
Russell Investment Company Money Market Fund	11,731,000	11,731
United States Treasury Bills (ç)(ž)(§) 2.962% due 03/20/08	2,000	1,992

Total Short-Term Investments
(cost $13,723)		13,723

Other Securities - 20.5%
Russell Investment Company Money Market Fund (×)	22,087,049	22,087
State Street Securities Lending Quality Trust (×)	52,829,359	52,829

Total Other Securities
(cost $74,916)		74,916

Total Investments - 120.8%
(identified cost $448,068)		441,455

Other Assets and Liabilities, Net - (20.8%)		(76,102)

Net Assets - 100.0%		365,353

See accompanying notes which are an integral part of the financial statements.

Select Value Fund	65

Russell Investment Company

Fixed Income I Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 108.6%
Asset-Backed Securities - 6.0%
Aames Mortgage Investment Trust (Ê)(Å) Series 2005-3 Class A1 3.526% due 08/25/35	484	478
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 3.676% due 07/25/34	169	155
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 4.876% due 12/25/33	188	151
Series 2005-SD3 Class A 3.776% due 08/25/45	394	372
Series 2006-FM1 Class A2A 3.416% due 07/25/36	453	444
Series 2006-FM1 Class A2B 3.466% due 07/25/36	1,825	1,732
Series 2006-HE4 Class A2A 3.436% due 10/25/36	502	484
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 5.026% due 01/25/34	350	274
Air 2 US (Å) 8.027% due 10/01/19	845	837
American Express Credit Account Master Trust (Ê)(Þ) Series 2006-A Class A 4.226% due 08/15/11	1,680	1,673
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 7.239% due 02/25/33	155	119
Series 2004-R10 Class A5 3.766% due 11/25/34	2	2
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 3.436% due 01/25/37	449	438
Series 2006-OPT Class A3A 3.436% due 10/25/36	424	418
Asset Backed Securities Corp. Home Equity (Ê) Series 2006-HE2 Class A1A 3.626% due 03/25/36	1,261	1,114
Series 2006-HE3 Class A3 3.436% due 03/25/36	9	9

	Principal Amount ($) or Shares	Market Value $
BA Credit Card Trust Series 2007-A13 Class A13 (Ê) 4.456% due 04/16/12	4,620	4,596
Series 2008-A1 Class A1 3.890% due 04/15/13	400	400
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	401
Bear Stearns Asset Backed Securities Trust (Ê) Series 2003-1 Class A1 3.876% due 11/25/42	188	180
Series 2003-SD1 Class A 3.826% due 12/25/33	137	125
Series 2005-2 Class A3 3.776% due 04/25/35	53	51
Series 2006-SD2 Class A2 3.576% due 06/25/36	454	439
Series 2007-HE5 Class 1A1 3.466% due 10/25/31	76	73
Series 2007-HE6 Class 1A1 4.626% due 06/25/37	920	910
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 3.476% due 05/25/37	258	241
Burlington Northern Santa Fe Corp. 4.967% due 04/01/23	205	192
Business Loan Express (Ê)(Å) Series 2003-2A Class A 4.176% due 01/25/32	342	345
Capital One Master Trust (Ê) Series 2001-1 Class A 4.436% due 12/15/10	600	600
Carrington Mortgage Loan Trust (Ê) Series 2005-NC5 Class A2 5.185% due 10/25/35	311	301
Series 2006-NC3 Class A3 3.526% due 08/25/36	2,105	1,770
Cendant Mortgage Corp. (Ê)(Å) Series 2003-A Class A3 3.926% due 07/25/43	120	119
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-SHL Class A1 (Þ) 3.576% due 11/25/45	1,273	1,152
Series 2007-AMC Class A2A 3.486% due 03/25/37	671	637

66	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 3.856% due 12/25/31	100	94
Series 2004-13 Class AF3 3.989% due 02/25/31	59	59
Series 2004-AB2 Class M3 (Ê) 3.976% due 05/25/36	310	265
Series 2004-BC1 Class M1 (Ê) 3.876% due 02/25/34	209	196
Series 2005-17 Class 1AF1 (Ê) 3.576% due 05/25/36	67	66
Series 2005-IM2 Class A3 (Ê) 3.646% due 01/25/36	2,535	2,486
Series 2006-3 Class 3A1 (Ê) 3.496% due 06/25/36	404	389
Series 2006-6 Class 2A2 (Ê) 3.556% due 09/25/36	749	725
Series 2006-11 Class 1AF4 6.300% due 09/25/46	505	483
Series 2006-BC1 Class 1A (Ê) 3.576% due 04/25/36	1,712	1,540
Series 2006-BC4 Class 2A2 (Ê) 3.536% due 07/25/36	2,220	1,991
Series 2007-7 Class 2A1 (Ê) 3.456% due 10/25/28	236	228
Countrywide Home Equity Loan Trust (Ê) Series 2005-A Class 2A 4.476% due 04/15/35	248	230
Series 2005-G Class 2A 4.466% due 12/15/35	1,234	1,052
Series 2006-E Class 2A 4.376% due 07/15/36	1,139	1,052
Series 2007-GW Class A 4.786% due 08/15/37	1,703	1,646
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	541
Series 2005-CB5 Class AV2 (Ê) 3.636% due 08/25/35	446	426
Series 2006-CB3 Class AV1 (Ê) 3.436% due 03/25/36	90	90
Series 2006-CB3 Class AV3 (Ê) 3.546% due 03/25/36	3,335	3,159
Series 2006-CB6 Class A21 (Ê) 3.416% due 07/25/36	978	958

	Principal Amount ($) or Shares	Market Value $
Series 2007-RP1 Class A (Ê)(Å) 3.686% due 05/25/46	1,535	1,519
Series 2007-SP2 Class A1 (Ê)(Å) 3.526% due 07/25/36	1,989	1,936
CVS Caremark Corp. (Å) 5.789% due 01/10/26	269	260
CVS Lease Pass-Through Trust (Å) 5.880% due 01/10/28	12	12
Discover Card Master Trust Series 2007-A1 Class A1 5.650% due 03/16/20	2,915	2,958
Discover Card Master Trust I (Ê) Series 2005-4 Class A1 4.296% due 06/18/13	1,500	1,471
Ellington Loan Acquisition Trust (Ê)(Å) Series 2007-1 Class A2A1 4.376% due 05/25/37	967	953
Series 2007-1 Class A2C 4.626% due 05/25/37	1,000	811
Fannie Mae Grantor Trust (Ê) Series 2002-T5 Class A1 3.616% due 05/25/32	681	681
Series 2003-T4 Class 1A 3.395% due 09/26/33	181	181
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	218	239
Fannie Mae Whole Loan (Ê) Series 2003-W5 Class A 3.596% due 04/25/33	241	227
Series 2003-W9 Class A 3.616% due 06/25/33	343	336
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2004-FF1 Class A2 3.776% due 12/25/32	7	7
Series 2004-FFH Class 2A1 3.756% due 10/25/34	18	17
Series 2005-FF1 Class A2A 3.466% due 11/25/36	8	8
Series 2006-FF3 Class A2A 3.456% due 02/25/36	155	155
Freddie Mac REMICS Series 1998-210 Class ZM 6.000% due 12/15/28	604	626
Fremont Home Loan Trust (Ê) Series 2006-3 Class 2A1 3.446% due 02/25/37	184	180

Fixed Income I Fund	67

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GE Dealer Floorplan Master Note Trust (Ê) Series 2005-1 Class A 3.999% due 04/20/10	1,425	1,426
Series 2006-3 Class A 3.969% due 07/20/11	1,980	1,954
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 3.416% due 08/25/36	281	270
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	60	59
Series 2006-HE4 Class A1 (Ê) 3.446% due 12/25/36	600	597
GSAA Trust Series 2006-2 Class 2A3 (Ê) 3.646% due 12/25/35	570	538
Series 2006-4 Class 1A2 5.951% due 03/25/36	524	535
GSAMP Trust (Ê) Series 2003-HE2 Class M1 4.026% due 08/25/33	214	194
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 4.224% due 01/20/34	516	502
Series 2006-2 Class A1 4.386% due 03/20/36	1,668	1,553
Home Equity Asset Trust (Ê) Series 2005-2 Class 2A2 3.576% due 07/25/35	5	5
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 3.426% due 12/25/36	213	205
Indymac Seconds Asset Backed Trust (Ê) Series 2006-1 Class A1 3.476% due 05/25/36	683	642
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class A2 3.426% due 08/25/36	188	185
Series 2007-CH3 Class A2 3.456% due 03/25/37	593	575
Lehman XS Trust (Ê) Series 2005-1 Class 2A1 4.660% due 07/25/35	780	707

	Principal Amount ($) or Shares	Market Value $
Series 2005-1 Class 2A2 4.660% due 07/25/35	197	168
Series 2006-16N Class A1A 3.456% due 11/25/46	504	488
Series 2006-17 Class WF11 3.496% due 11/25/36	534	533
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 3.656% due 10/25/34	34	30
Series 2006-9 Class 2A1 3.436% due 10/25/36	2,295	2,242
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 5.851% due 08/25/33	84	70
MBNA Credit Card Master Note Trust Series 2005-A1 Class A1 4.200% due 09/15/10	800	801
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 6.526% due 09/25/33	61	48
Series 2006-HE7 Class A2A 3.426% due 09/25/36	1,377	1,339
Series 2007-HE5 Class A2A 3.486% due 03/25/37	1,802	1,754
Series 2007-HE6 Class A1 3.436% due 05/25/37	246	239
Series 2007-NC3 Class A2A 3.436% due 05/25/37	168	162
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 3.496% due 10/25/36	366	364
MSDWCC Heloc Trust (Ê) Series 2005-1 Class A 3.566% due 07/25/17	75	63
Nationstar Home Equity Loan Trust (Ê) Series 2007-B Class 2AV1 3.496% due 04/25/37	650	628
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 3.906% due 02/25/35	370	331
Nissan Master Owner Trust Receivables (Ê) Series 2005-A Class A 4.266% due 07/15/10	1,305	1,302

68	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 5.076% due 04/25/33	89	78
Series 2003-3 Class M3 5.376% due 06/25/33	151	93
Series 2003-4 Class M2 5.026% due 07/25/33	126	111
Series 2006-1 Class 2A1 3.446% due 01/25/36	19	19
Series 2007-4 Class 2A1 3.466% due 04/25/37	2,830	2,769
Series 2007-6 Class 2A1 3.436% due 06/25/37	659	624
Option One Mortgage Securities Corp. NIM Trust (Ê)(Þ) Series 2006-1A 3.476% due 12/25/10	884	813
Origen Manufactured Housing Series 2005-B Class A4 5.910% due 01/15/37	100	102
Series 2006-A Class A1 (Ê) 4.386% due 11/15/18	487	478
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-6 Class A2C 3.536% due 09/25/37	2,390	2,032
Park Place Securities, Inc. (Ê) Series 2004-WWF Class A1D 3.836% due 02/25/35	78	73
Series 2005-WCW Class M1 3.826% due 09/25/35	370	312
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	390	391
RAAC Series (Ê)(Å) Series 2006-RP2 Class A 3.626% due 02/25/37	760	697
Renaissance Home Equity Loan Trust Series 2003-3 Class A (Ê) 3.876% due 12/25/33	417	391
Series 2005-1 Class M1 5.357% due 05/25/35	225	204
Series 2005-2 Class AF4 4.934% due 08/25/35	585	542
Series 2006-1 Class AF6 5.746% due 05/25/36	305	287

	Principal Amount ($) or Shares	Market Value $
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	324	304
Series 2003-RS2 Class AII (Ê) 4.056% due 03/25/33	120	100
Series 2003-RS3 Class AII (Ê) 4.096% due 04/25/33	89	76
Residential Asset Securities Corp. Series 2001-KS1 Class AII (Ê) 3.846% due 03/25/32	88	80
Series 2001-KS1 Class AI6 6.349% due 03/25/32	492	447
Series 2001-KS3 Class AII (Ê) 3.836% due 09/25/31	55	53
Series 2003-KS2 Class MI1 4.800% due 04/25/33	955	897
Series 2003-KS2 Class MI3 6.100% due 04/25/33	165	125
Series 2006-KS6 Class A1 (Ê) 3.416% due 08/25/36	150	148
Residential Funding Mortgage Securities II, Inc. (Ê) Series 2005-HS1 Class AI1 3.496% due 09/25/35	699	685
Series 2007-HSA Class AI1 3.496% due 05/25/37	209	203
SACO I, Inc. (Ê) Series 2005-WM3 Class A1 3.636% due 09/25/35	81	70
Series 2006-1 Class A 3.546% due 09/25/35	445	330
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 3.916% due 03/25/35	57	51
Series 2006-1 Class A2A 3.436% due 03/25/36	141	141
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2005-FR4 Class A3 3.576% due 01/25/36	26	26
Security National Mortgage Loan Trust (Ê)(Å) Series 2006-3A Class A1 3.656% due 10/25/09	439	422
Sierra Receivables Funding Co. (Ê)(Å) Series 2006-1A Class A2 4.084% due 05/20/18	242	241

Fixed Income I Fund	69

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SLM Student Loan Trust Series 2008-2 Class A1 3.470% due 04/25/14	200	200
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	54	55
Small Business Administration Pools (Ê) 7.080% due 09/25/18	239	248
Soundview Home Equity Loan Trust Series 2006-2 Class A2 (Ê) 3.506% due 03/25/36	343	342
Series 2006-WF1 Class A2 5.645% due 10/25/36	1,060	1,063
Specialty Underwriting & Residential Finance (Ê) Series 2003-BC1 Class A 3.716% due 01/25/34	25	25
Series 2006-AB1 Class A2 3.516% due 12/25/36	850	831
Structured Asset Investment Loan Trust (Ê) Series 2005-3 Class M2 3.816% due 04/25/35	500	417
Structured Asset Securities Corp. Series 2002-AL1 Class A3 3.450% due 02/25/32	455	411
Series 2002-HF1 Class A (Ê) 3.666% due 01/25/33	13	12
Series 2004-19X Class A2 4.370% due 10/25/34	251	251
Series 2006-BC3 Class A2 (Ê) 3.426% due 10/25/36	468	449
Textron Financial Floorplan Master Note Trust (Ê)(Þ) Series 2005-1A Class A 4.439% due 05/13/10	1,640	1,640
Truman Capital Mortgage Loan Trust (Ê)(Þ) Series 2006-1 Class A 3.636% due 03/25/36	1,283	1,104
Wachovia Asset Securitization, Inc. (Ê) Series 2003-HE3 Class A 3.626% due 11/25/33	183	173
Wells Fargo Home Equity Trust (Ê) Series 2007-1 Class A1 3.476% due 03/25/37	625	610

		94,240

	Principal Amount ($) or Shares	Market Value $
Corporate Bonds and Notes - 17.9%
Abbott Laboratories 5.600% due 05/15/11	415	439
5.875% due 05/15/16	265	283
Alamosa Delaware, Inc. 8.500% due 01/31/12	225	229
Altria Group, Inc. 7.000% due 11/04/13	300	357
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	120	123
American Express Centurion Bank Series BKNT 4.339% due 06/12/09 (Ê)	1,900	1,894
5.550% due 10/17/12	430	446
American Express Co. 6.800% due 09/01/66	170	166
American General Finance Corp. 6.900% due 12/15/17	130	133
American International Group, Inc. 4.700% due 10/01/10	60	61
5.375% due 10/18/11	570	586
5.050% due 10/01/15 (Ñ)	505	499
5.850% due 01/16/18	80	80
6.250% due 03/15/87	1,800	1,573
Anadarko Petroleum Corp. 5.391% due 09/15/09 (Ê)	480	469
6.450% due 09/15/36	630	642
Apache Corp. 6.000% due 01/15/37	420	420
Appalachian Power Co. Series O 5.650% due 08/15/12	175	182
ASIF Global Financing XIX (Þ) 4.900% due 01/17/13	50	50
AT&T Mobility LLC 6.500% due 12/15/11	475	508
AT&T, Inc. 5.100% due 09/15/14	240	241
6.500% due 09/01/37	1,310	1,336
Atmos Energy Corp. 6.350% due 06/15/17	185	190
BAC Capital Trust XIV(ƒ) 5.630% due 12/31/49	20	16
BAE Systems Holdings, Inc. (Þ) 6.400% due 12/15/11	925	986
Bank of America Corp. 4.375% due 12/01/10	1,700	1,737

70	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.375% due 08/15/11	280	291
5.420% due 03/15/17	20	20
6.000% due 09/01/17	1,000	1,041
5.750% due 12/01/17	2,535	2,608
8.000% due 12/29/49 (ƒ)	1,700	1,768
Bank of America NA Series BKNT 5.271% due 06/15/16 (Ê)	1,200	1,134
6.000% due 10/15/36	300	291
Bank of New York Mellon Corp. (The) 5.125% due 11/01/11	830	858
Bank of Scotland PLC (Þ) 5.250% due 02/21/17	230	240
Banque Paribas 6.875% due 03/01/09	350	361
Bear Stearns Cos., Inc. (The) 4.325% due 07/16/09 (Ê)	1,900	1,823
5.072% due 08/21/09 (Ê)	800	754
6.400% due 10/02/17	580	551
7.250% due 02/01/18	40	40
BellSouth Corp. 4.750% due 11/15/12	20	20
6.550% due 06/15/34	175	178
Bellsouth Telecommunications, Inc. 7.000% due 12/01/95	685	701
Bundesrepublik Deutschland Series 04 3.750% due 01/04/15	1,040	1,546
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	115	116
6.875% due 12/01/27	90	93
Camden Property Trust 5.700% due 05/15/17	2,340	2,141
Cardinal Health, Inc. 5.850% due 12/15/17	470	486
Carolina Power & Light Co. 6.500% due 07/15/12	5	5
Caterpillar Financial Services Corp. 4.850% due 12/07/12	120	123
5.850% due 09/01/17	245	259
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	350	364
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	129
Series B 7.875% due 04/01/13	345	389

	Principal Amount ($) or Shares	Market Value $
Chubb Corp. 6.000% due 05/11/37	220	208
CIT Group, Inc. 6.875% due 11/01/09	100	100
4.125% due 11/03/09	10	10
Citicorp 7.250% due 10/15/11	460	501
Citigroup Funding, Inc. (Ê) 4.858% due 06/26/09	400	398
Citigroup, Inc. 4.873% due 12/28/09 (Ê)	800	791
4.125% due 02/22/10	630	632
5.500% due 08/27/12	500	521
5.300% due 10/17/12	200	207
5.850% due 07/02/13	100	105
5.000% due 09/15/14	3,715	3,616
6.000% due 08/15/17	300	313
6.125% due 08/25/36	500	476
Clear Channel Communications, Inc. 4.250% due 05/15/09	230	217
6.250% due 03/15/11	290	258
Clorox Co. 5.450% due 10/15/12	775	794
Columbus Southern Power Co. Series C 5.500% due 03/01/13	85	88
Comcast Cable Communications LLC 6.875% due 06/15/09	625	647
Comcast Corp. 6.500% due 01/15/15	1,050	1,100
6.500% due 01/15/17	745	779
6.300% due 11/15/17	2,820	2,906
6.500% due 11/15/35	845	820
6.450% due 03/15/37	115	111
Commonwealth Edison Co. 6.450% due 01/15/38	100	100
Series 98 6.150% due 03/15/12	215	224
ConocoPhillips Holding Co. 6.950% due 04/15/29	825	944
Continental Airlines, Inc. Series A 5.983% due 04/19/22	3,295	3,010
Countrywide Financial Corp. Series MTn 5.800% due 06/07/12	670	596
Credit Suisse USA, Inc. 5.250% due 03/02/11 (Ñ)	165	172
5.500% due 08/15/13	115	118

Fixed Income I Fund	71

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CRH America, Inc. 6.000% due 09/30/16	540	523
CVS Caremark Corp. 5.750% due 08/15/11	320	335
5.750% due 06/01/17	395	408
6.250% due 06/01/27	2,980	2,970
CVS Lease Pass-Through Trust (Þ) 6.036% due 12/10/28	1,089	1,042
Daimler Finance NA LLC 5.461% due 03/13/09 (Ê)	1,600	1,592
5.541% due 03/13/09 (Ê)(Ñ)	1,100	1,093
5.875% due 03/15/11	300	312
6.500% due 11/15/13	455	492
Dayton Power & Light Co. (The) 5.125% due 10/01/13	345	354
DCP Midstream LLC 6.875% due 02/01/11	45	48
6.750% due 09/15/37 (Þ)	890	907
Delta Air Lines, Inc. (Å) 6.821% due 08/10/22 (Þ)	4,625	4,395
Series 00-1 7.570% due 11/18/10	2,555	2,555
Series 01-1 6.619% due 03/18/11	506	499
Detroit Edison Co. (The) 6.350% due 10/15/32	125	128
Devon Financing Corp. ULC 7.875% due 09/30/31	230	279
Dominion Resources, Inc. 4.750% due 12/15/10	90	92
5.700% due 09/17/12	455	480
Series A 5.200% due 01/15/16	560	557
Series B 6.250% due 06/30/12	15	16
DPL, Inc. 6.875% due 09/01/11	495	534
DTE Energy Co. 7.050% due 06/01/11	1,355	1,454
Duke Energy Carolinas LLC 5.625% due 11/30/12	265	281
6.000% due 01/15/38	865	874
Duke Realty, LP 5.950% due 02/15/17	885	835
Eastman Kodak Co. 7.250% due 11/15/13	70	69
Electronic Data Systems Corp. 7.125% due 10/15/09	630	657

	Principal Amount ($) or Shares	Market Value $
Eli Lilly & Co. (Ñ) 5.200% due 03/15/17	555	563
Energy Future Holdings Corp. Series P 5.550% due 11/15/14	150	120
Series Q 6.500% due 11/15/24	90	67
Series R 6.550% due 11/15/34	635	463
Enterprise Products Operating, LP 6.300% due 09/15/17	1,605	1,665
Erac USA Finance Co. (Þ) 7.000% due 10/15/37	4,315	3,920
Exelon Corp. 4.900% due 06/15/15	985	947
5.625% due 06/15/35	330	295
Exelon Generation Co. LLC 6.200% due 10/01/17	115	117
FedEx Corp. 5.500% due 08/15/09	1,500	1,537
7.600% due 07/01/97	170	206
FirstEnergy Corp. Series B 6.450% due 11/15/11	2,500	2,640
Series C 7.375% due 11/15/31	905	994
Florida Power & Light Co. 5.950% due 02/01/38	145	146
Ford Motor Co. (Ñ) 7.450% due 07/16/31	410	302
Ford Motor Credit Co. LLC 7.375% due 10/28/09	3,240	3,120
Freeport-McMoRan Copper & Gold, Inc. (Ñ) 6.875% due 02/01/14	920	934
General Electric Capital Corp. 3.250% due 06/15/09	1,295	1,290
3.964% due 01/20/10 (Ê)	600	598
4.939% due 08/15/11 (Ê)	1,500	1,466
5.250% due 10/19/12	6,480	6,725
5.875% due 01/14/38	2,855	2,790
5.500% due 09/15/67	300	421
6.375% due 11/15/67	4,270	4,439
Series MTN (Ê) 3.274% due 10/26/09	2,700	2,691
Series MTNA 6.000% due 06/15/12	1,270	1,352
5.450% due 01/15/13	830	870

72	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Electric Co. 5.250% due 12/06/17	310	313
General Motors Corp. 8.375% due 07/05/33	160	177
Glen Meadow Pass-Through Trust (Å) 6.505% due 02/12/67	200	187
GMAC LLC 5.625% due 05/15/09	2,250	2,178
7.750% due 01/19/10	230	220
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	960	743
Goldman Sachs Group, Inc. (The) 4.880% due 03/30/09 (Ê)	600	595
4.974% due 06/23/09 (Ê)	500	496
6.875% due 01/15/11	365	395
5.300% due 02/14/12	3,180	3,294
5.450% due 11/01/12	80	84
4.750% due 07/15/13	795	805
5.350% due 01/15/16	1,155	1,167
5.625% due 01/15/17	165	164
6.250% due 09/01/17	1,800	1,909
5.950% due 01/15/27	570	525
6.450% due 05/01/36	390	373
6.750% due 10/01/37	1,740	1,707
Goldman Sachs Group, LP 4.500% due 06/15/10	1,125	1,147
Hartford Financial Services Group, Inc. 5.250% due 10/15/11	730	754
Hess Corp. 7.875% due 10/01/29	60	72
7.300% due 08/15/31	515	585
Historic TW, Inc. 8.050% due 01/15/16	565	630
HJ Heinz Finance Co. 6.000% due 03/15/12	10	11
Home Depot, Inc. 5.400% due 03/01/16	100	95
HSBC Bank USA NA (Ê) Series BKNT 5.286% due 06/10/09	800	798
HSBC Finance Corp. 4.750% due 05/15/09	3,550	3,581
3.954% due 10/21/09 (Ê)	400	390
4.125% due 11/16/09	2,490	2,492
5.213% due 03/12/10 (Ê)	700	682
6.375% due 11/27/12	320	339
5.000% due 06/30/15	285	277

	Principal Amount ($) or Shares	Market Value $
ILFC E-Capital Trust II (Þ)(Å) 6.250% due 12/21/65	290	279
International Business Machines Corp. 5.700% due 09/14/17	1,810	1,901
7.125% due 12/01/96	540	593
International Lease Finance Corp. 4.750% due 07/01/09	2,040	2,049
5.625% due 09/15/10	1,350	1,397
5.750% due 06/15/11	250	259
5.625% due 09/20/13 (Ñ)	1,320	1,360
International Paper Co. 5.850% due 10/30/12	1,490	1,555
International Steel Group, Inc. (Ñ) 6.500% due 04/15/14	615	650
Jersey Central Power & Light Co. 5.625% due 05/01/16	260	260
Johnson & Johnson 5.550% due 08/15/17	90	97
5.950% due 08/15/37	115	125
JP Morgan Chase Capital XV (Ñ) 5.875% due 03/15/35	1,445	1,256
JP Morgan Chase Capital XX Series T 6.550% due 09/29/36	200	183
JPMorgan Chase & Co. 5.375% due 10/01/12	2,285	2,374
5.375% due 01/15/14	475	486
5.125% due 09/15/14	1,085	1,092
5.150% due 10/01/15	520	517
6.000% due 01/15/18	2,430	2,522
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	87
Kaupthing Bank Hf (Ê)(Å) 5.067% due 04/12/11	1,020	905
Kellogg Co. 5.125% due 12/03/12	865	893
Series B 6.600% due 04/01/11	840	898
Kerr-McGee Corp. 6.950% due 07/01/24	290	310
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	185	201
5.000% due 12/15/13	115	114
6.000% due 02/01/17	60	61
6.950% due 01/15/38	1,670	1,735
Kraft Foods, Inc. 5.387% due 08/11/10 (Ê)	1,700	1,687
5.625% due 11/01/11	1,050	1,088

Fixed Income I Fund	73

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.125% due 02/01/18	1,970	2,000
Kroger Co. (The) 7.500% due 04/01/31	80	88
Lehman Brothers Holdings Capital Trust V (ƒ) 5.857% due 11/29/49	1,450	1,120
Lehman Brothers Holdings, Inc. 4.793% due 04/03/09 (Ê)	1,000	982
5.082% due 08/21/09 (Ê)	400	389
5.170% due 05/25/10 (Ê)	300	289
5.250% due 02/06/12	205	204
6.200% due 09/26/14	150	154
5.500% due 04/04/16	300	289
6.691% due 09/15/22 (Ê)	1,380	1,327
Liberty Property, LP 5.500% due 12/15/16	685	629
M&T Bank Corp. 5.375% due 05/24/12	575	588
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	171
Marathon Oil Corp. 6.000% due 10/01/17	615	638
Merrill Lynch & Co., Inc. 3.531% due 07/25/11 (Ê)	700	658
6.050% due 08/15/12	585	609
5.450% due 02/05/13	4,200	4,207
6.050% due 05/16/16	215	215
5.700% due 05/02/17	175	169
6.400% due 08/28/17	1,865	1,916
6.220% due 09/15/26	1,145	1,047
MetLife, Inc. 6.400% due 12/15/36	1,010	906
Metropolitan Life Global Funding I (Ê)(Þ) 4.945% due 05/17/10	900	894
Midamerican Energy Co. 5.800% due 10/15/36	795	773
Midamerican Energy Holdings Co. Series WI 6.125% due 04/01/36	2,620	2,603
Miller Brewing Co. (Þ) 5.500% due 08/15/13	490	516
Morgan Stanley 5.625% due 01/09/12	510	526
4.750% due 04/01/14	250	240
5.375% due 10/15/15	345	340
4.401% due 10/18/16 (Ê)	140	126
5.550% due 04/27/17	175	174
6.250% due 08/28/17	300	312

	Principal Amount ($) or Shares	Market Value $
5.950% due 12/28/17	400	404
Series GMTN (Ê) 5.006% due 02/09/09	100	99
Series MTN (Ê) 4.348% due 01/15/10	600	591
Motorola, Inc. 6.625% due 11/15/37	655	574
5.220% due 10/01/97 (Ñ)	980	652
Natexis Ambs Co. LLC (ƒ)(Þ) 8.440% due 12/29/49	350	357
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	1,800	1,854
5.450% due 04/10/17	400	403
5.450% due 02/01/18	155	156
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	3,500	3,850
8.125% due 05/01/12	350	398
8.750% due 03/01/31	1,355	1,701
News America Holdings, Inc. 7.750% due 12/01/45	15	16
7.900% due 12/01/95	295	321
8.250% due 10/17/96	65	74
News America, Inc. 6.200% due 12/15/34	35	34
6.150% due 03/01/37	2,580	2,486
6.650% due 11/15/37 (Å)	20	20
NGPL PipeCo LLC (Þ) 6.514% due 12/15/12	2,875	2,966
Nisource Finance Corp. 7.875% due 11/15/10	465	502
6.400% due 03/15/18	250	255
Norfolk Southern Corp. 6.200% due 04/15/09	645	665
7.050% due 05/01/37	215	236
7.900% due 05/15/97	1,000	1,144
Northern States Power Series B 8.000% due 08/28/12	1,165	1,342
Northwest Airlines, Inc. Series 07-1 7.027% due 11/01/19	1,835	1,777
Ohio Power Co. Series F 5.500% due 02/15/13	45	47
ONEOK Partners, LP 6.650% due 10/01/36	530	526
Pacific Gas & Electric Co. 4.200% due 03/01/11	255	256

74	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.050% due 03/01/34	445	442
5.800% due 03/01/37	110	105
Pemex Project Funding Master Trust Series WI 6.625% due 06/15/35	430	442
Principal Life Income Funding Trusts 5.300% due 12/14/12	2,110	2,174
Progress Energy, Inc. 7.750% due 03/01/31	130	154
Prologis 5.625% due 11/15/15	1,030	968
Prudential Financial, Inc. 5.100% due 12/14/11	955	987
6.000% due 12/01/17 (Ñ)	285	292
Qwest Corp. 8.875% due 03/15/12	1,145	1,209
Rabobank Capital Funding II (ƒ)(Å) 5.260% due 12/31/49	20	19
Rabobank Capital Funding Trust (ƒ)(Å) 5.254% due 12/29/49	40	37
RBS Capital Trust III (ƒ)(Ñ) 5.512% due 09/29/49	675	633
Residential Capital LLC 6.598% due 04/17/09 (Ê)	50	34
7.615% due 05/22/09 (Ê)	330	224
7.500% due 02/22/11	970	606
8.000% due 06/01/12	300	188
Safeway, Inc. 7.250% due 02/01/31	55	59
Schering-Plough Corp. 5.550% due 12/01/13	450	474
Sigma Finance, Inc. (Ê)(Å) 8.500% due 08/11/16	1,660	1,557
Simon Property Group, LP 5.750% due 12/01/15	1,815	1,737
6.100% due 05/01/16	930	928
5.250% due 12/01/16	2,930	2,730
Southern California Edison Co. Series 08-A 5.950% due 02/01/38	230	230
Southern Natural Gas Co. (Å) 5.900% due 04/01/17	30	30
Southwest Airlines Co. Series 07-1 6.150% due 08/01/22	445	460
Sprint Capital Corp. 8.375% due 03/15/12	360	374
6.875% due 11/15/28	320	268
8.750% due 03/15/32	30	29

	Principal Amount ($) or Shares	Market Value $
Sprint Nextel Corp. 6.000% due 12/01/16	3,935	3,492
State Street Capital Trust IV (Ê) 5.991% due 06/15/37	100	82
SunTrust Capital VIII 6.100% due 12/15/36	630	533
SunTrust Preferred Capital I (ƒ) 5.853% due 12/31/49	930	791
Target Corp. 5.125% due 01/15/13	345	356
TCI Communications, Inc. 9.800% due 02/01/12	715	831
7.875% due 08/01/13	700	774
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	380	386
5.850% due 05/01/17	4,290	4,294
6.550% due 05/01/37	270	267
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	105	123
Time Warner, Inc. 5.109% due 11/13/09 (Ê)	400	388
6.875% due 05/01/12	485	510
7.700% due 05/01/32	100	109
Travelers Cos., Inc. (The) 5.375% due 06/15/12	130	133
6.250% due 06/15/37	1,535	1,501
6.250% due 03/15/67	620	590
Unilever Capital Corp. 5.900% due 11/15/32	300	301
Union Electric Co. 6.400% due 06/15/17	545	581
Union Pacific Corp. 6.125% due 01/15/12	400	426
5.700% due 08/15/18	1,000	997
United Parcel Service, Inc. 4.500% due 01/15/13	680	697
United States Steel Corp. 5.650% due 06/01/13	80	78
6.050% due 06/01/17	165	156
6.650% due 06/01/37	120	101
United Technologies Corp. 5.375% due 12/15/17	335	348
5.400% due 05/01/35 (Ñ)	70	66
UnitedHealth Group, Inc. 5.250% due 03/15/11	280	285
6.000% due 06/15/17 (Þ)	65	66
6.500% due 06/15/37 (Þ)	120	116

Fixed Income I Fund	75

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

US Bancorp 5.300% due 04/28/09	1,340	1,368
USB Capital IX (ƒ)(Ñ) 6.189% due 04/15/49	200	159
Verizon Communications, Inc. 5.350% due 02/15/11	880	913
5.550% due 02/15/16	495	505
Verizon Global Funding Corp. 6.875% due 06/15/12 (Ñ)	2,565	2,814
7.375% due 09/01/12	275	308
Wachovia Capital Trust III (ƒ) 5.800% due 03/15/42	340	269
Wachovia Corp. 5.700% due 08/01/13	1,840	1,897
5.250% due 08/01/14	460	459
5.625% due 10/15/16	400	401
5.750% due 06/15/17 (Ñ)	460	462
Wal-Mart Stores, Inc. 5.800% due 02/15/18	570	606
Washington Mutual, Inc. 4.625% due 04/01/14	296	234
Waste Management, Inc. 6.375% due 11/15/12	555	602
WellPoint, Inc. 5.875% due 06/15/17	30	31
Wells Fargo & Co. 5.250% due 10/23/12	345	359
4.375% due 01/31/13	2,170	2,169
4.950% due 10/16/13	180	183
5.625% due 12/11/17	260	267
Wells Fargo Bank NA 5.750% due 05/16/16	310	324
Wells Fargo Capital X 5.950% due 12/15/36	200	183
Weyerhaeuser Co. 6.750% due 03/15/12	1,335	1,417
Wyeth 6.950% due 03/15/11	1,340	1,429
5.500% due 03/15/13	200	211
5.500% due 02/01/14	55	57
5.950% due 04/01/37	755	745
Xcel Energy, Inc. 7.000% due 12/01/10	595	639
Xerox Corp. 5.500% due 05/15/12	2,055	2,097
XTO Energy, Inc. 7.500% due 04/15/12	130	145

		278,142

	Principal Amount ($) or Shares	Market Value $
International Debt - 4.5%
Abbey National PLC (ƒ)(ž) (Step Up, 7.730%, 06/15/08) 6.700% due 06/29/49	105	103
Aiful Corp. (Å) 5.000% due 08/10/10	400	384
America Movil SAB de CV 5.625% due 11/15/17	220	216
Anadarko Finance Co. Series B 7.500% due 05/01/31	575	643
AstraZeneca PLC 5.900% due 09/15/17	300	318
AXA SA 8.600% due 12/15/30	75	85
Banque Centrale de Tunisie 8.250% due 09/19/27	550	675
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	1,900	1,725
British Telecommunications PLC 8.625% due 12/15/10	345	385
9.125% due 12/15/30	65	85
Canadian Natural Resources, Ltd. 6.500% due 02/15/37	125	125
China Development Bank 5.000% due 10/15/15	100	100
CIT Group Funding Co. of Canada 5.600% due 11/02/11	280	266
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	700	760
Conoco Funding Co. 6.350% due 10/15/11	290	315
Corp. Nacional del Cobre de Chile - CODELCO (Þ) 6.150% due 10/24/36	100	98
Covidien International Finance SA (Þ) 6.000% due 10/15/17	1,175	1,220
Credit Agricole SA (Ê)(Þ) 5.053% due 05/28/09	400	400
5.103% due 05/28/10	600	600
Credit Suisse Guernsey, Ltd. (ƒ) 5.860% due 05/29/49	1,310	1,202
Crest, Ltd. (Þ) Series 2003-2A Class C2 5.709% due 12/28/38	2,160	2,006
Depfa ACS Bank (Å) 5.125% due 03/16/37	400	391
Deutsche Bank AG 5.375% due 10/12/12	890	937
6.000% due 09/01/17	1,000	1,063

76	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Deutsche Telekom International Finance BV 5.064% due 03/23/09 (Ê)	900	894
8.000% due 06/15/10	665	717
5.750% due 03/23/16	300	305
8.250% due 06/15/30	220	273
Egypt Government AID Bonds 4.450% due 09/15/15	835	872
Eksportfinans A/S 5.500% due 05/25/16	550	600
EnCana Corp. 6.625% due 08/15/37	535	557
European Investment Bank 3.250% due 02/15/11	7,960	8,085
Export-Import Bank of China (Þ) 4.875% due 07/21/15	670	667
Export-Import Bank of Korea 5.214% due 06/01/09 (Ê)	200	200
5.500% due 10/17/12	415	429
Gaz Capital for Gazprom (Å) 6.212% due 11/22/16	1,515	1,477
6.510% due 03/07/22	420	397
Glitnir Banki HF (Å) 6.330% due 07/28/11	270	256
6.375% due 09/25/12	390	370
6.693% due 06/15/16	700	648
Harborview NIM Corp. (Å) Series 2006-9A Class N1 6.409% due 11/19/36	30	30
HBOS Capital Funding, LP (ƒ)(Å) 6.071% due 06/30/49	110	104
HBOS PLC (ƒ)(Þ) 5.920% due 09/29/49	200	173
HSBC Holdings PLC 6.500% due 05/02/36	685	674
6.500% due 09/15/37	1,205	1,180
Intergas Finance BV (Ñ)(Å) 6.375% due 05/14/17	641	567
Ispat Inland ULC 9.750% due 04/01/14	1,615	1,752
Kaupthing Bank Hf (Å) 5.750% due 10/04/11	100	91
7.125% due 05/19/16	1,480	1,237
Klio Funding, Ltd. (Ê)(Å) Series 2004-1A Class A1 5.428% due 04/23/39	3,695	2,740
Korea Development Bank (Ê) 4.843% due 04/03/10	700	700

	Principal Amount ($) or Shares	Market Value $
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	155	154
Lukoil International Finance BV (Þ) 6.356% due 06/07/17	805	767
Marathon Oil Canada Corp. 8.375% due 05/01/12	610	692
Mexico Government International Bond Series MTNA 6.750% due 09/27/34	973	1,055
Mizuho Financial Group Cayman, Ltd. (Þ) 5.790% due 04/15/14	400	410
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/25/99	200	191
National Australia Bank, Ltd. (Ê)(Þ) 5.181% due 09/11/09	500	500
Newcastle CDO, Ltd. (Þ) Series 2004-4A Class 3FX 5.110% due 03/24/39	1,075	842
Nordea Bank Finland PLC (ž) 3.214% due 04/09/09	1,600	1,599
Petrobras International Finance Co. 6.125% due 10/06/16	460	473
8.375% due 12/10/18	515	615
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	151	150
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ) 5.298% due 09/30/20	300	292
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	250	234
Resona Bank, Ltd. (ƒ)(Å) 5.850% due 09/29/49	450	416
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Å) 7.191% due 12/29/49	405	402
Rogers Wireless, Inc. 6.375% due 03/01/14	750	782
Royal Bank of Scotland Group PLC 7.640% due 03/31/43 (ƒ)	100	102
6.990% due 10/29/49 (ƒ)(Å)	180	180
Series 1 (ƒ) 9.118% due 03/31/49	200	217
Royal KPN NV 8.000% due 10/01/10	620	669
RSHB Capital SA for OJSC Russian Agricultural Bank (Å) 6.299% due 05/15/17	310	294

Fixed Income I Fund	77

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Russia Government International Bond 7.500% due 03/31/30 (Þ)	223	257
Series REGS 7.500% due 03/31/30	49	56
Santander Perpetual SA Unipersonal (ƒ)(Þ) 6.671% due 10/29/49	900	912
Shinsei Finance Cayman, Ltd. (ƒ)(Å) 6.418% due 01/29/49	630	532
Siemens Financieringsmaatschappij NV (Þ) 5.500% due 02/16/12	1,400	1,477
6.125% due 08/17/26	1,740	1,720
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Þ) 6.078% due 01/29/49	1,120	1,036
Sumitomo Mitsui Banking Corp. (ƒ)(Þ) 5.625% due 07/29/49	185	175
Suncor Energy, Inc. 6.500% due 06/15/38	2,455	2,503
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	241	258
Telecom Italia Capital SA 6.200% due 07/18/11	290	302
5.250% due 10/01/15	620	606
Telefonica Emisiones SAU 5.226% due 06/19/09 (Ê)	800	793
6.221% due 07/03/17	155	163
Telefonica Europe BV 7.750% due 09/15/10	880	952
TNK-BP Finance SA 7.875% due 03/13/18 (Å)	240	238
Series 144a (Å) 7.500% due 07/18/16	540	524
Transocean, Inc. 6.000% due 03/15/18	275	282
6.800% due 03/15/38	75	78
Tyco International Group SA 6.750% due 02/15/11	880	932
6.375% due 10/15/11	465	491
6.000% due 11/15/13	835	866
7.000% due 06/15/28	70	67
6.875% due 01/15/29	210	199
UFJ Finance Aruba AEC 6.750% due 07/15/13	60	66
Vale Overseas, Ltd. 6.250% due 01/11/16	95	94
6.250% due 01/23/17	285	280

	Principal Amount ($) or Shares	Market Value $
6.875% due 11/21/36	837	775
Vodafone Group PLC 6.150% due 02/27/37	305	299
WEA Finance LLC/WCI Finance LLC (Þ) 5.700% due 10/01/16	2,660	2,516
Xstrata Canada Corp. 6.000% due 10/15/15	135	137

		70,719

Loan Agreements - 0.1%
Starbound Reinsurance, Ltd. Term Loan B 7.550% due 08/20/09	615	615
Starbound Reinsurance, Ltd., Term B II Loan 8.090% due 08/20/09	415	415

		1,030

Mortgage-Backed Securities - 68.1%
Adjustable Rate Mortgage Trust (Ê) Series 2005-3 Class 8A2 3.616% due 07/25/35	296	289
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 4.390% due 02/25/45	249	244
Series 2005-2 Class 5A2 3.526% due 09/25/35	396	395
Series 2005-4 Class 1A1 3.666% due 11/25/45	845	800
Arcap Reit, Inc. (Þ) Series 2004-RR3 Class B 5.040% due 09/21/45	515	499
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 3.876% due 04/25/33	146	144
Series 2003-10 Class 2A2 (Ê) 3.826% due 12/25/33	363	355
Series 2006-5 Class CB17 6.000% due 06/25/36	825	819
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A3 4.875% due 06/10/39	608	609
Series 2004-4 Class A3 4.128% due 07/10/42	580	576

78	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-2 Class A4 4.783% due 07/10/43	1,100	1,081
Series 2005-3 Class A2 4.501% due 07/10/43	445	440
Series 2005-3 Class A4 4.668% due 07/10/43	1,200	1,156
Series 2006-1 Class A4 5.372% due 09/10/45	725	712
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,358
Series 2007-1 Class A3 5.449% due 01/15/49	1,235	1,210
Series 2007-2 Class AAB 5.817% due 04/10/49	990	983
Series 2007-3 Class A4 5.838% due 06/10/49	200	200
Series 2007-5 Class A3 5.620% due 02/10/51	7,355	7,224
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	1,049	1,031
Series 2005-D Class A1 (Ê) 4.112% due 05/25/35	425	416
Series 2006-3 Class 5A8 5.500% due 03/25/36	1,040	1,015
Series 2006-A Class 3A2 5.879% due 02/20/36	4,226	4,011
Series 2006-A Class 4A1 (Ê) 5.565% due 02/20/36	1,093	1,105
Series 2006-B Class 7A1 (Ê) 5.894% due 03/20/36	770	773
Series 2006-G Class 2A1 (Ê) 4.154% due 07/20/36	1,010	955
Series 2006-G Class 2A2 (Ê) 4.014% due 07/20/36	756	746
Series 2007-E Class 4A1 (Ê) 5.912% due 07/20/47	1,042	1,072
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 3.826% due 12/25/33	903	896
Series 2004-1 Class 5A1 6.500% due 09/25/33	61	63
Series 2004-2 Class 5A1 6.500% due 10/25/31	90	91
Series 2004-11 Class 2A1 5.750% due 01/25/35	857	862
Series 2005-H Class 2A5 (Ê) 4.803% due 09/25/35	575	577

	Principal Amount ($) or Shares	Market Value $
Series 2005-L Class 3A1 (Ê) 5.464% due 01/25/36	520	525
Series 2006-2 Class A15 6.000% due 07/25/36	971	989
Series 2006-B Class 1A1 (Ê) 6.158% due 11/20/36	313	312
Series 2007-3 Class 1A1 6.000% due 09/25/37	2,438	2,455
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 5.608% due 02/25/33	34	33
Series 2004-1 Class 23A1 (Ê) 5.441% due 04/25/34	264	266
Series 2004-4 Class A4 3.544% due 06/25/34	230	230
Series 2004-8 Class 2A1 5.072% due 11/25/34	794	804
Series 2004-9 Class 22A1 (Ê) 4.772% due 11/25/34	245	240
Series 2004-10 Class 22A1 4.957% due 01/25/35	364	368
Series 2005-2 Class A1 (Ê) 4.125% due 03/25/35	3,913	3,913
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 5.368% due 05/25/35	532	524
Series 2005-7 Class 22A1 5.508% due 09/25/35	338	312
Series 2006-4 Class 32A1 6.479% due 07/25/36	4,485	4,481
Bear Stearns Commercial Mortgage Securities Series 2006-PW1 Class A1 5.044% due 12/01/38	2,112	2,107
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.680% due 01/26/36	563	548
Series 2007-R6 Class 2A1 5.782% due 12/26/46	284	272
Series 2007-R10 Class A1 (Ê)(Å) 3.635% due 09/26/37	1,741	1,697
Series 2007-R11 Class A1A (Ê)(Å) 5.455% due 09/27/37	1,862	1,811
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	528	526
Series 2005-A1 Class 2A2 (Ê) 5.237% due 12/25/35	1,802	1,813

Fixed Income I Fund	79

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A1 Class 1A1 (Ê) 6.032% due 09/25/36	1,434	1,445
Series 2006-S4 Class A3 6.000% due 12/25/36	960	976
Series 2006-S4 Class A4 6.000% due 12/25/36	520	528
Series 2007-A1 Class 5A1 4.170% due 02/25/37	4,447	4,318
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB Class A2 (Ê) 6.446% due 02/25/34	52	52
Series 2005-3 Class 2A2B 4.680% due 08/25/35	744	730
Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	396	397
Series 2005-11 Class A3 (Ê) 4.900% due 12/25/35	572	566
Series 2006-WFH Class A1 (Ê) 3.426% due 10/25/36	825	809
Series 2007-AHL Class A3A (Ê) 3.436% due 05/25/37	343	324
Series 2007-AR8 Class 2A1A 5.925% due 08/25/37	646	661
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.400% due 07/15/44	290	293
Series 2006-CD3 Class A5 5.617% due 10/15/48	685	686
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	533	535
Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4 (Ê) 3.776% due 03/25/34	539	529
Series 2005-56 Class 4A1 (Ê) 3.686% due 11/25/35	959	909
Series 2005-59 Class 1A1 (Ê) 4.644% due 11/20/35	1,152	1,071
Series 2005-J8 Class 1A3 5.500% due 07/25/35	787	773
Series 2005-J12 Class 2A1 (Ê) 3.646% due 11/25/35	728	653
Series 2005-J13 Class 2A3 5.500% due 11/25/35	321	317
Series 2006-9T1 Class A7 6.000% due 05/25/36	407	406
Series 2006-43C Class 1A7 6.000% due 02/25/37	250	251

	Principal Amount ($) or Shares	Market Value $
Series 2006-J2 Class A3 6.000% due 04/25/36	607	607
Series 2007-J2 Class 2A1 6.000% due 07/25/37	755	768
Series 2007-OA6 Class A1B (Ê) 3.576% due 06/25/37	702	655
Series 2007-OA7 Class A1A (Ê) 3.556% due 05/25/47	686	628
Countrywide Asset-Backed Certificates (Ê) Series 2006-IM1 Class A2 3.616% due 04/25/36	6,474	6,133
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-7 Class 5A2 (Ê) 3.646% due 05/25/34	8	8
Series 2004-16 Class 1A1 (Ê) 3.776% due 09/25/34	308	302
Series 2004-22 Class A3 4.801% due 11/25/34	482	476
Series 2004-HYB Class 1A1 4.730% due 02/20/35	1,105	1,093
Series 2005-3 Class 1A2 (Ê) 3.666% due 04/25/35	162	151
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	147	146
Series 2005-R3 Class AF (Ê)(Å) 3.776% due 09/25/35	1,001	972
Series 2006-HYB Class 2A1A 5.720% due 05/20/36	742	709
Series 2006-OA4 Class A1 (Ê) 5.622% due 04/25/46	412	413
Series 2007-18 Class 2A1 6.500% due 09/25/37	745	763
Series 2007-HY1 Class 1A2 5.694% due 04/25/37	356	350
Credit Suisse Mortgage Capital Certificates Series 2006-C1 Class AAB 5.681% due 02/15/39	1,220	1,218
Series 2006-C2 Class A1 5.250% due 03/15/39	938	942
Series 2006-C2 Class A2 5.847% due 03/15/39	1,120	1,119
Series 2006-TFL Class A1 (Ê)(Þ) 4.356% due 04/15/21	174	167
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,454

80	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-C2 Class A2 5.448% due 01/15/49	2,285	2,286
Series 2007-C3 Class A4 5.913% due 06/15/39	2,265	2,280
Series 2007-C4 Class A4 6.005% due 09/15/39	1,760	1,785
Series 2007-C5 Class A3 5.694% due 09/15/40	545	537
Series 2007-C5 Class A4 5.695% due 09/15/40	3,100	3,095
Series 2007-TF2 Class A1 (Ê)(Þ) 4.416% due 04/15/22	1,300	1,257
Series 2007-TF2 Class A3 (Ê)(Þ) 4.506% due 04/15/22	2,900	2,767
CS First Boston Mortgage Securities Corp. Series 1998-C2 Class A2 6.300% due 11/15/30	211	213
Series 2004-C1 Class A3 4.321% due 01/15/37	211	208
Series 2005-9 Class 2A1 5.500% due 10/25/35	1,220	1,200
Series 2005-C4 Class A3 5.120% due 08/15/38	5,050	4,977
CW Capital Cobalt, Ltd. Series 2007-C3 Class A2 5.935% due 05/15/46	1,450	1,465
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 4.997% due 08/25/35	1,060	997
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B (Ê) 7.049% due 07/19/44	172	175
Series 2005-AR6 Class 2A1A (Ê) 4.224% due 10/19/45	929	880
Fannie Mae 7.000% due 2009	9	9
7.000% due 2011	10	10
8.000% due 2011	2	2
5.400% due 2012	744	777
7.000% due 2012	3	3
5.500% due 2013	9	9
6.500% due 2013	51	53
5.500% due 2014	22	23
6.500% due 2015	20	21
7.000% due 2015	14	15
5.500% due 2016	4	5

	Principal Amount ($) or Shares	Market Value $
6.000% due 2016	148	155
6.500% due 2016	120	125
9.000% due 2016	2	2
5.500% due 2017	207	212
6.000% due 2017	1,255	1,298
6.500% due 2017	265	277
7.500% due 2017	1	1
8.500% due 2017	4	5
4.500% due 2018	4,044	4,058
5.000% due 2018	2,956	3,003
5.500% due 2018	2,462	2,528
6.500% due 2018	306	323
4.500% due 2019	1,839	1,845
5.000% due 2019	13,244	13,448
6.500% due 2019	148	154
4.000% due 2020	3,134	3,085
4.500% due 2020	4,721	4,735
5.000% due 2020	13,026	13,215
6.500% due 2020	63	66
4.000% due 2021	681	670
5.000% due 2021	835	847
5.500% due 2021	760	779
6.000% due 2021	3,102	3,209
5.000% due 2022	948	961
5.500% due 2022	6,847	7,013
8.000% due 2024	107	116
8.500% due 2024	20	22
9.000% due 2024	4	4
7.000% due 2025	17	18
8.000% due 2025	1	1
8.500% due 2025	27	28
6.000% due 2026	2,790	2,872
7.000% due 2026	28	29
9.000% due 2026	5	6
6.000% due 2027	1,461	1,504
7.000% due 2027	7	8
9.000% due 2027	1	1
6.500% due 2028	489	512
6.500% due 2029	1,429	1,497
7.000% due 2029	127	136
6.500% due 2030	9	10
8.000% due 2030	132	143
6.500% due 2031	153	160
8.000% due 2031	120	130
5.500% due 2032	66	67
6.000% due 2032	1,391	1,433
6.500% due 2032	1,973	2,059
7.000% due 2032	830	880
8.000% due 2032	5	7

Fixed Income I Fund	81

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

3.900% due 2033 (Ê)	544	552
4.500% due 2033	1,585	1,542
5.000% due 2033	5,645	5,631
5.200% due 2033 (Ê)	273	279
5.500% due 2033	23,865	24,225
6.000% due 2033	1,077	1,108
6.500% due 2033	860	897
7.000% due 2033	195	207
4.500% due 2034	1,424	1,383
5.000% due 2034	13,972	13,937
5.500% due 2034	32,002	32,475
6.000% due 2034	9,604	9,874
6.500% due 2034	927	965
4.500% due 2035	2,549	2,478
4.500% due 2035 (Ê)	600	602
4.700% due 2035 (Ê)	1,826	1,844
4.800% due 2035 (Ê)	603	614
4.900% due 2035 (Ê)	406	406
5.000% due 2035	13,304	13,260
5.100% due 2035 (Ê)	1,393	1,419
5.500% due 2035	51,088	51,810
6.000% due 2035	6,655	6,841
6.800% due 2035 (Ê)	3,596	3,722
4.800% due 2036 (Ê)	970	989
5.000% due 2036	11,601	11,559
5.500% due 2036	5,846	5,919
6.000% due 2036	18,215	18,688
6.500% due 2036	6,583	6,833
7.000% due 2036	180	189
4.500% due 2037	336	326
5.000% due 2037	2,957	2,945
5.500% due 2037	9,787	9,920
5.600% due 2037 (Ê)	1,735	1,777
5.900% due 2037 (Ê)	198	208
6.000% due 2037 (Ê)	664	681
6.000% due 2037	19,098	19,597
6.500% due 2037	12,413	12,861
5.900% due 2044 (Ê)	174	175
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	964	194
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	2,338	324
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	2,611	362

	Principal Amount ($) or Shares	Market Value $
Series 2004-353 Class 2 Interest Only STRIP 5.000% due 08/01/34	1,456	328
Series 2004-356 Class 35 Interest Only STRIP 4.500% due 03/01/20	402	55
Series 2004-356 Class 36 Interest Only STRIP 4.500% due 03/01/20	688	97
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	2,707	519
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	722	143
Series 2006-370 Class 2 Interest Only STRIP 6.000% due 05/25/36	1,582	268
Series 2006-372 Class 2 Interest Only STRIP 6.000% due 08/01/36	1,388	233
15 Year TBA (Ï) 4.500%	4,060	4,068
5.000%	5,330	5,402
5.500%	6,410	6,564
6.000%	5,200	5,374
30 Year TBA (Ï) 5.000%	47,820	47,578
5.500%	62,905	63,731
6.000%	62,485	64,106
6.500%	14,135	14,669
Fannie Mae Grantor Trust Series 2001-T6 Class B 6.088% due 05/25/11	1,810	1,937
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	375	397
Series 2003-21 Class M 5.000% due 02/25/17	27	27
Series 2003-32 Class FH (Ê) 3.776% due 11/25/22	238	238
Series 2003-35 Class FY (Ê) 3.776% due 05/25/18	1,188	1,190
Series 2003-37 Class HY 5.000% due 12/25/16	609	618
Series 2003-78 Class FI (Ê) 3.776% due 01/25/33	531	528
Series 2004-21 Class FL (Ê) 3.726% due 11/25/32	265	263

82	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-5 Class 3A2 (Ê) 4.668% due 05/25/35	100	102
Series 2005-65 Class FP (Ê) 3.626% due 08/25/35	336	335
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	216	133
Series 2007-73 Class A1 (Ê) 3.436% due 07/25/37	781	753
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	60	63
Series 2004-W2 Class 5AF (Ê) 3.726% due 03/25/44	459	454
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 5.988% due 02/25/45	68	69
FHA Project Citi 68 NP 7.400% due 06/27/21	156	156
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 5.302% due 09/25/34	336	339
Series 2006-AA5 Class A2 (Ê) 6.522% due 09/25/36	539	496
Series 2006-AA7 Class A1 (Ê) 6.539% due 01/25/37	2,698	2,567
Series 2006-FA3 Class A6 6.000% due 07/25/36	529	530
First Horizon Asset Securities, Inc. (Ê) Series 2005-AR5 Class 3A1 5.535% due 10/25/35	247	249
Freddie Mac 8.000% due 2009	6	6
6.000% due 2010	28	29
7.000% due 2010	45	46
8.000% due 2010	11	12
6.000% due 2011	94	97
7.000% due 2011	7	7
8.000% due 2011	9	9
6.000% due 2012	1	1
8.000% due 2012	4	4
6.000% due 2013	24	25
7.000% due 2014	31	32
12.000% due 2014	23	25
6.000% due 2016	310	320
9.000% due 2016	87	95

	Principal Amount ($) or Shares	Market Value $
6.000% due 2017	510	527
8.000% due 2017	14	15
4.500% due 2018	1,467	1,468
5.000% due 2018	896	911
4.500% due 2019	828	828
5.000% due 2019	700	710
5.500% due 2019	881	903
4.500% due 2020	324	323
5.500% due 2020	2,358	2,416
9.000% due 2024	5	6
6.500% due 2025	15	16
8.000% due 2025	14	15
9.000% due 2025	8	9
9.000% due 2026	2	2
6.500% due 2027	2	2
7.300% due 2027 (Ê)	27	28
8.500% due 2027	53	59
6.500% due 2028	168	176
6.500% due 2029	305	320
7.400% due 2030 (Ê)	9	9
6.000% due 2031	14	14
6.500% due 2031	449	469
5.500% due 2032	4,163	4,224
6.000% due 2032	62	63
6.500% due 2032	536	560
7.000% due 2032	482	512
7.500% due 2032	64	69
5.000% due 2033 (Ê)	2,013	2,058
5.000% due 2033	4,641	4,629
5.500% due 2033	6,510	6,604
6.000% due 2033	503	517
6.500% due 2033	253	264
4.500% due 2034	327	316
5.500% due 2034	3,234	3,279
6.000% due 2034	818	841
6.500% due 2034	218	227
6.900% due 2034 (Ê)	215	218
5.000% due 2035	7,740	7,707
5.500% due 2035	3,368	3,413
6.000% due 2035	489	498
5.000% due 2036	4,110	4,094
5.100% due 2036 (Ê)	2,083	2,125
5.500% due 2036	1,523	1,544
5.900% due 2036 (Ê)	1,161	1,184
6.000% due 2036	83	85
6.000% due 2036 (Ê)	459	472
6.100% due 2036 (Ê)	815	840
5.000% due 2037	1,267	1,261
5.500% due 2037	2,345	2,374
5.500% due 2037 (Ê)	1,080	1,109

Fixed Income I Fund	83

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.600% due 2037 (Ê)	462	475
5.700% due 2037 (Ê)	3,689	3,792
5.800% due 2037 (Ê)	5,079	5,216
5.900% due 2037 (Ê)	2,892	2,965
6.000% due 2037	11,270	11,558
6.100% due 2037 (Ê)	1,758	1,804
5.500% due 2038	498	504
6.000% due 2038	3,073	3,151
15 Year TBA (Ï) 5.000%	2,500	2,531
30 Year TBA (Ï) 5.000%	6,750	6,718
5.500%	15,615	15,805
6.000%	22,745	23,314
6.500%	3,030	3,147
Freddie Mac REMICS Series 1991-105 Class G 7.000% due 03/15/21	34	34
Series 2000-226 Class F (Ê) 4.686% due 11/15/30	10	10
Series 2001-229 Class KF (Ê) 3.626% due 07/25/22	344	344
Series 2003-258 Class IG Interest Only STRIP 4.500% due 10/15/16	689	50
Series 2003-262 Class AB 2.900% due 11/15/14	527	523
Series 2004-277 Class UF (Ê) 4.536% due 06/15/33	638	636
Series 2004-281 Class DF (Ê) 4.686% due 06/15/23	479	480
Series 2005-292 Class IG Interest Only STRIP 5.000% due 04/15/23	378	46
Series 2005-294 Class FA (Ê) 4.406% due 03/15/20	925	925
Series 2005-295 Class NA 4.250% due 09/15/24	402	404
Series 2005-299 Class KF (Ê) 4.636% due 06/15/35	494	490
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	532	48
Series 2005-305 Class JF (Ê) 4.536% due 10/15/35	417	414
Series 2006-323 Class PA 6.000% due 03/15/26	1,008	1,038
Series 2007-333 Class AF (Ê) 4.386% due 10/15/20	5,637	5,608

	Principal Amount ($) or Shares	Market Value $
Series 2007-333 Class BF (Ê) 4.386% due 07/15/19	1,338	1,331
Series 2007-333 Class FT (Ê) 4.386% due 08/15/19	3,202	3,184
Series 2007-334 Class FA (Ê) 4.466% due 02/15/19	3,759	3,733
GE Capital Commercial Mortgage Corp. Series 2006-C1 Class A4 5.518% due 03/10/44	1,145	1,130
Series 2007-C1 Class A4 5.543% due 12/10/49	1,060	1,051
Ginnie Mae I 6.500% due 2009	44	44
6.500% due 2010	3	3
7.000% due 2011	11	11
9.500% due 2016	2	2
8.000% due 2017	10	11
10.500% due 2020	8	9
8.000% due 2022	19	21
8.500% due 2022	10	11
8.500% due 2024	9	10
8.000% due 2025	19	22
9.000% due 2025	17	19
8.000% due 2026	80	87
7.000% due 2029	4	5
8.000% due 2029	55	60
8.500% due 2029	20	22
8.000% due 2030	77	85
8.500% due 2030	21	23
7.000% due 2031	376	402
7.000% due 2032	108	115
5.000% due 2033	2,704	2,713
7.000% due 2033	16	18
5.000% due 2035	417	419
6.000% due 2035	3,832	3,961
30 Year TBA (Ï) 5.500%	3,565	3,634
6.500%	2,700	2,811
Ginnie Mae II 6.100% due 2027 (Ê)	38	39
5.600% due 2030 (Ê)	126	126
6.400% due 2030 (Ê)	21	21
7.500% due 2032	13	14
4.500% due 2035	12	12
GMAC Mortgage Corp. Loan Trust Series 2005-AR6 Class 3A1 5.298% due 11/19/35	848	853

84	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR1 Class 1A1 (Ê) 5.594% due 04/19/36	1,936	1,959
Government National Mortgage Association (Ê) Series 1999-40 Class FE 4.631% due 11/16/29	810	815
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR5 Class A1A 3.456% due 10/25/46	1,439	1,390
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 4.381% due 10/25/33	409	409
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A7 5.317% due 06/10/36	1,745	1,755
Series 2005-GG5 Class A41 5.243% due 04/10/37	695	688
Series 2007-GG1 Class A4 5.736% due 12/10/49	1,645	1,647
GS Mortgage Securities Corp. II Series 2005-GG4 Class AABA 4.680% due 07/10/39	600	581
Series 2006-GG6 Class A4 5.553% due 04/10/38	725	721
Series 2006-GG8 Class AAB 5.535% due 11/10/39	575	569
Series 2007-GG1 Class A4 5.993% due 08/10/45	660	668
GSMPS Mortgage Loan Trust (Ê)(Þ) Series 2004-4 Class 1AF 3.776% due 06/25/34	952	932
GSR Mortgage Loan Trust Series 2004-5 Class 1A3 (Ê) 5.060% due 05/25/34	425	428
Series 2004-7 Class 4A1 4.838% due 06/25/34	67	66
Series 2005-AR7 Class 6A1 5.251% due 11/25/35	610	601
Harborview Mortgage Loan Trust Series 2004-4 Class 3A (Ê) 6.350% due 06/19/34	222	218
Series 2005-4 Class 3A1 5.147% due 07/19/35	438	440
Series 2005-14 Class 3A1A 5.298% due 12/19/35	229	230

	Principal Amount ($) or Shares	Market Value $
Series 2006-2 Class 1A 5.455% due 02/25/36	968	963
Series 2006-3 Class 1A1A (Ê) 6.380% due 06/19/36	5,628	5,332
Series 2006-14 Class 2A1A (Ê) 4.084% due 03/19/38	2,894	2,695
HSI Asset Securitization Corp. Trust (Ê) Series 2005-I1 Class 2A1 3.496% due 11/25/35	76	76
Impac CMB Trust (Ê) Series 2004-5 Class 1A1 3.736% due 10/25/34	277	266
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 3.696% due 03/25/36	910	836
Indymac INDA Mortgage Loan Trust (Ê) Series 2007-AR7 Class 1A1 6.274% due 11/25/37	291	298
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class A2 5.099% due 09/25/35	292	283
Series 2006-AR2 Class A2 (Ê) 3.456% due 11/25/36	128	127
Series 2006-AR3 Class 2A1A 6.373% due 03/25/36	7,662	7,149
Indymac Loan Trust (Ê) Series 2004-L1 ClassA1 (Þ) 3.656% due 07/25/09	151	148
Series 2005-L1 Class A 3.576% due 06/25/10	549	531
Series 2005-L2 Class A1 3.596% due 01/25/11	668	632
JP Morgan Alternative Loan Trust Series 2006-A2 Class 3A1 5.938% due 05/25/36	3,274	3,169
Series 2006-A3 Class 1A2 (Ê) 3.446% due 07/25/36	611	607
Series 2006-A4 Class A4 (Ê) 3.446% due 09/25/36	462	449
Series 2006-A6 Class 1A2 (Ê) 4.935% due 11/25/36	901	888
Series 2006-S4 Class A1B (Ê) 3.456% due 12/25/36	1,505	1,500
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-LN2 Class A1 4.475% due 07/15/41	639	630

Fixed Income I Fund	85

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-CB1 Class A4 4.895% due 09/12/37	160	157
5.472% due 01/12/43	200	204
Series 2005-FL1 Class A1 (Ê)(Þ) 4.346% due 02/15/19	119	116
Series 2005-LDP Class A3 4.959% due 08/15/42	885	864
5.374% due 12/15/44	2,845	2,803
Series 2005-LDP Class A3A1 4.871% due 10/15/42	1,940	1,914
Series 2005-LDP Class A4 4.918% due 10/15/42	690	680
5.345% due 12/15/44	645	654
Series 2006-CB1 Class A1 5.279% due 12/12/43	—	—
Series 2006-CB1 Class A3A (Þ) 5.491% due 12/12/44	1,765	1,761
Series 2006-CB1 Class A4 5.481% due 12/12/44	1,090	1,081
5.817% due 05/12/45	785	782
Series 2006-CB1 Class ASB 5.506% due 12/12/44	470	468
Series 2006-LDP Class A1S 5.284% due 05/15/47	5,139	5,123
Series 2006-LDP Class A3 5.336% due 05/15/47	485	474
Series 2006-LDP Class A3B 5.447% due 05/15/45	820	807
Series 2006-LDP Class A4 6.066% due 04/15/45	1,580	1,617
5.399% due 05/15/45	1,055	1,040
Series 2007-C1 Class A3 5.790% due 10/15/14	2,035	1,993
Series 2007-CB1 Class A2 5.815% due 02/12/49	595	600
Series 2007-CB2 Class A4 5.794% due 02/12/51	2,785	2,799
Series 2007-CB2 Class ASB 5.688% due 11/12/16	1,165	1,151
Series 2007-LD1 Class A2 5.827% due 02/15/51	2,550	2,577
Series 2007-LD1 Class A4 6.007% due 06/15/49	1,470	1,489
5.882% due 02/15/51	1,265	1,280
Series 2007-LDP Class A2 5.434% due 01/15/49	4,150	4,049
Series 2007-LDP Class A3 5.420% due 01/15/49	2,890	2,834

	Principal Amount ($) or Shares	Market Value $
JP Morgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.023% due 02/25/35	475	476
Series 2005-A2 Class 3A1 4.898% due 04/25/35	1,044	1,042
Series 2005-A3 Class 6A1 4.908% due 06/25/35	1,572	1,580
Series 2005-A6 Class 2A2 4.972% due 08/25/35	1,057	1,058
Series 2006-A2 Class 1A1 5.466% due 04/25/36	1,739	1,754
Series 2007-A1 Class 3A2 (Ê) 5.004% due 07/25/35	5,499	5,550
Series 2007-A1 Class 6A1 4.778% due 07/25/35	1,973	1,965
Series 2007-A4 Class 3A1 5.882% due 06/25/37	1,850	1,904
LB-UBS Commercial Mortgage Trust 5.000% due 09/15/30	1,700	1,674
Series 2001-C3 Class A1 6.058% due 06/15/20	176	179
Series 2004-C4 Class A3 5.146% due 06/15/29	1,460	1,471
Series 2005-C3 Class A5 4.739% due 07/15/30	820	795
Series 2005-C3 Class AAB 4.664% due 07/15/30	1,000	970
Series 2006-C4 Class A4 6.081% due 06/15/38	400	410
Series 2007-C6 Class A4 5.858% due 07/15/40	695	703
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)(Þ) Series 2006-LLF Class A1 4.316% due 09/15/21	100	96
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	1,334	1,339
Lehman XS Trust (Ê) Series 2005-5N Class 1A1 3.676% due 11/25/35	630	587
Series 2005-7N Class 1A1B 3.676% due 12/25/35	477	434
Mach One Trust Commercial Mortgage-Backed (Þ) Series 2004-1A Class A3 5.220% due 05/28/40	1,665	1,626

86	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mastr Adjustable Rate Mortgages Trust Series 2004-13 Class 3A4 (Ê) 3.787% due 11/21/34	488	488
Series 2006-2 Class 3A1 4.848% due 01/25/36	1,205	1,219
Series 2006-OA2 Class 1A1 (Ê) 5.588% due 12/25/46	498	472
Series 2007-3 Class 12A1 (Ê) 3.576% due 05/25/47	1,676	1,576
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.677% due 06/25/33	418	400
Series 2004-10 Class 5A6 5.750% due 09/25/34	640	650
Mastr Asset Securitization Trust Series 2003-7 Class 4A35 (Ê) 3.776% due 09/25/33	671	662
Series 2003-11 Class 6A8 (Ê) 3.876% due 12/25/33	698	690
Series 2004-4 Class 2A2 (Ê) 3.826% due 04/25/34	617	614
Series 2005-2 Class 1A1 5.250% due 11/25/35	1,371	1,347
Mastr Reperforming Loan Trust (Å) Series 2005-1 Class 1A1 6.000% due 08/25/34	535	541
Merrill Lynch Mortgage Investors, Inc. Series 2006-A1 Class 1A1 5.858% due 03/25/36	4,505	4,171
Series 2005-A10 Class A (Ê) 3.586% due 02/25/36	274	256
Merrill Lynch Mortgage Trust Series 2004-MKB Class A2 4.353% due 02/12/42	820	816
Series 2006-C1 Class A4 5.842% due 05/12/39	660	669
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A2 5.291% due 07/12/46	1,820	1,816
Series 2007-5 Class A4 5.378% due 08/12/48	485	480
Series 2007-8 Class A3 6.156% due 08/12/49	1,015	1,039
Series 2007-8 Class ASB 6.089% due 03/12/17	810	813

	Principal Amount ($) or Shares	Market Value $
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 3.544% due 04/25/29	170	167
Series 2005-2 Class 3A 5.865% due 10/25/35	157	156
Series 2005-3 Class 4A 3.626% due 11/25/35	105	102
Morgan Stanley Capital I Series 2004-RR2 Class A2 (Þ) 5.450% due 10/28/33	1,705	1,687
Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,122
Series 2005-HQ6 Class A4A 4.989% due 08/13/42	530	522
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	940	930
Series 2005-IQ9 Class A1 3.990% due 07/15/56	18	18
Series 2005-T17 Class A5 4.780% due 12/13/41	310	302
Series 2006-HQ1 Class A4 5.328% due 11/12/41	345	339
Series 2006-HQ8 Class A4 5.561% due 03/12/44	1,025	1,012
Series 2006-HQ9 Class A4 5.731% due 07/12/44	745	752
Series 2007-HQ1 Class A4 5.811% due 08/12/16	1,045	1,033
Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3 5.519% due 03/25/36	1,090	1,035
Nomura Asset Acceptance Corp. (Ê) Series 2007-2 Class A1A 3.496% due 06/25/15	3,184	3,172
Novastar Mortgage-Backed Notes (Ê) Series 2006-MTA Class 2A1A 3.566% due 09/25/46	878	824
Prime Mortgage Trust Series 2004-CL1 Class 1A2 (Ê) 3.776% due 02/25/34	162	158
Series 2004-CL1 Class 2A2 (Ê) 3.776% due 02/25/19	34	34
Series 2006-DR1 Class 2A1 (Å) 5.500% due 05/25/35	2,305	2,307
Series 2006-DR1 Class 2A2 (Å) 6.000% due 05/25/35	2,036	2,026
Residential Accredit Loans, Inc. Series 2004-QS5 Class A6 (Ê) 3.976% due 04/25/34	253	246

Fixed Income I Fund	87

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-QS8 Class A4 (Ê) 3.776% due 06/25/34	519	507
Series 2005-QA1 Class 2A1 5.830% due 12/25/35	1,347	1,274
Series 2005-QA1 Class A41 5.679% due 09/25/35	847	817
Series 2005-QA8 Class NB3 5.479% due 07/25/35	540	545
Series 2005-QO3 Class A1 (Ê) 3.776% due 10/25/45	945	894
Series 2006-QA1 Class A21 5.966% due 01/25/36	2,753	2,608
Series 2006-QO7 Class 3A2 (Ê) 3.581% due 09/25/46	1,340	1,267
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	1,455	1,462
Residential Asset Securities Corp. (Ê) Series 2003-KS4 Class AIIB 3.956% due 06/25/33	217	191
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 3.826% due 02/25/34	594	584
Series 2007-A5 Class 2A3 6.000% due 05/25/37	376	377
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 3.826% due 11/25/18	746	745
Series 2003-S14 Class A5 (Ê) 3.776% due 07/25/18	773	768
Series 2003-S20 Class 1A7 (Ê) 3.876% due 12/25/33	313	311
Series 2006-SA4 Class 2A1 6.123% due 11/25/36	1,435	1,466
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	300	292
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 4.061% due 04/20/34	472	458
Small Business Administration Series 1999-P10 Class 1 7.540% due 08/10/09	159	165
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	71	74

	Principal Amount ($) or Shares	Market Value $
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2005-19X Class 1A1 3.696% due 10/25/35	612	577
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A2 4.184% due 07/19/35	327	323
Structured Asset Securities Corp. Series 2004-21X Class 1A3 4.440% due 12/25/34	1,058	1,059
Series 2006-11 Class A1 (Þ) 5.348% due 10/25/35	362	357
Thornburg Mortgage Securities Trust Series 2003-2 Class A1 (Ê) 3.716% due 04/25/43	173	172
Series 2006-1 Class A3 (Ê) 3.546% due 01/25/36	2,843	2,782
Series 2006-3 Class A3 (Ê) 3.486% due 06/25/09	1,693	1,684
Series 2006-6 Class A1 (Ê) 3.486% due 11/25/11	454	437
Series 2007-4 Class 2A1 6.231% due 09/25/37	934	957
Series 2007-4 Class 3A1 6.220% due 09/25/37	857	868
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2 4.380% due 10/15/41	961	952
Series 2005-C17 Class A1 4.430% due 03/15/42	101	101
Series 2005-C22 Class A3 5.460% due 12/15/44	2,435	2,417
Series 2007-C31 Class A2 5.421% due 04/15/47	1,850	1,842
Series 2007-C31 Class A4 5.509% due 04/15/47	1,820	1,796
Series 2007-C33 Class A2 6.055% due 02/15/51	1,700	1,726
Series 2007-WHL Class A1 (Ê)(Þ) 4.316% due 06/15/20	181	173
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	350	336
Series 2007-OA2 Class 2A (Ê) 5.362% due 01/25/47	516	503

88	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-OA5 Class A1A (Ê) 5.502% due 05/25/47	1,728	1,610
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR1 Class 1A (Ê) 5.862% due 11/25/42	119	117
Series 2003-S9 Class A2 (Ê) 3.926% due 10/25/33	582	578
Series 2005-AR1 Class 1A1 4.835% due 10/25/35	676	681
Series 2005-AR1 Class A1A1 (Ê) 3.666% due 10/25/45	756	707
Series 2005-AR1 Class A1A2 (Ê) 3.656% due 11/25/45	796	743
3.666% due 12/25/45	423	400
Series 2005-AR6 Class B3 (Ê) 4.036% due 04/25/45	481	265
Series 2006-AR1 Class 1A1 5.942% due 09/25/36	1,657	1,679
Series 2006-AR1 Class 1A1A (Ê) 5.858% due 01/25/46	445	426
Series 2007-HY3 Class 4B1 5.350% due 03/25/37	409	396
Series 2007-HY4 Class 1A1 (Ê) 5.554% due 04/25/37	464	471
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 (Ê) 4.949% due 01/25/35	655	652
Series 2005-17 Class 2A1 5.500% due 01/25/36	1,708	1,692
Series 2005-AR1 Class 4A2 4.994% due 10/25/35	2,360	2,371
Series 2006-2 Class 2A3 5.500% due 03/25/36	984	989
Series 2006-AR1 Class AIO Interest Only STRIP 0.450% due 10/25/36	173	2
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	636	635
Series 2006-AR8 Class 2A3 5.242% due 04/25/36	275	278
Series 2007-8 Class 1A16 6.000% due 07/25/37	959	964
Series 2007-10 Class 2A5 6.250% due 07/25/37	479	488
Zuni Mortgage Loan Trust (Ê) Series 2006-OA1 Class A1 3.506% due 08/25/36	833	797

		1,059,299

	Principal Amount ($) or Shares		Market Value $
Municipal Bonds - 0.1%
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds, weeklydemand 7.125% due 06/01/32		300	289
State of Texas General Obligation Unlimited, weeklydemand 4.750% due 04/01/35		300	300
Tobacco Settlement Authority of Iowa Revenue Bonds, weeklydemand 6.500% due 06/01/23		95	93
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds, weeklydemand 7.467% due 06/01/47		500	493

			1,175

Non-US Bonds - 0.1%
Canadian Government Bond 4.000% due 12/01/31	CAD	171	235
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	1,012

			1,247

United States Government Agencies - 3.6%
Fannie Mae 5.125% due 07/13/09 (Ñ)		935	967
7.250% due 01/15/10 (Ñ)		600	651
4.750% due 04/19/10 (Ñ)		3,765	3,917
5.125% due 04/15/11 (Ñ)		350	372
5.000% due 02/16/12 (Ñ)		3,845	4,101
5.250% due 03/24/15		650	652
5.375% due 06/12/17 (Ñ)		245	268
6.625% due 11/15/30 (Ñ)		125	156
6.210% due 08/06/38		420	512
Federal Farm Credit Bank (Ñ) 5.125% due 08/25/16		830	887
Federal Home Loan Bank 4.500% due 10/09/09 (Ñ)		3,320	3,419
3.625% due 12/17/10 (Ñ)		4,700	4,782
5.375% due 05/15/19 (Ñ)		315	340
5.125% due 08/15/19		330	351
Federal Home Loan Bank Discount Notes 5.500% due 08/13/14		635	700
5.625% due 06/11/21		1,070	1,171
Series VB15 (Ñ) 5.000% due 12/21/15		955	1,019

Fixed Income I Fund	89

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal National Mortgage Association Zero coupon due 07/05/14	2,565	2,048
6.000% due 08/22/16	4,360	4,426
5.000% due 04/26/17	1,315	1,358
5.625% due 07/15/37 (Ñ)	130	146
Financing Corp. Principal Only STRIP Series 1 Zero coupon due 05/11/16	325	233
Series 1P Zero coupon due 05/11/18	90	58
Series 2P Zero coupon due 11/30/17	240	159
Series 3P Zero coupon due 11/30/17	300	199
Series 5P Zero coupon due 02/08/18	140	92
Series 6P Zero coupon due 08/03/18	510	325
Series 8P Zero coupon due 08/03/18	1,085	691
Series 9P Zero coupon due 10/06/17	540	361
Series 12P Zero coupon due 12/06/18	420	262
Series 13 Zero coupon due 12/27/16	490	340
Series 15P Zero coupon due 03/07/19	30	19
Series 16P Zero coupon due 04/05/19	1,200	735
Series 19 Zero coupon due 06/06/16	955	682
Series A-P Zero coupon due 10/06/17	260	174
Series B-P Zero coupon due 04/06/18	565	367
Series C-P Zero coupon due 11/30/17	1,145	758
Freddie Mac 5.125% due 08/23/10 (Ñ)	2,400	2,532
4.125% due 12/21/12 (Ñ)	1,040	1,073
5.625% due 11/23/35	1,240	1,297
Freddie Mac MAC 4.750% due 01/18/11 (Ñ)	670	702
5.125% due 04/18/11 (Ñ)	560	595
4.750% due 03/05/12 (Ñ)	3,650	3,858

	Principal Amount ($) or Shares	Market Value $
5.050% due 01/26/15	1,470	1,579
5.125% due 11/17/17 (Ñ)	2,965	3,171
6.750% due 03/15/31 (Ñ)	90	114
Tennessee Valley Authority (Ñ) 6.150% due 01/15/38	1,535	1,845
United States Treasury Inflation Indexed Bonds 1.750% due 01/15/28	1,214	1,224
United States Treasury Notes (Ñ) 4.625% due 07/31/12	540	583
4.500% due 02/15/36	560	573

		56,844

United States Government Treasuries - 8.2%
United States Treasury (Ñ) Principal Only STRIP Zero coupon due 11/15/21	5,605	3,055
United States Treasury Inflation Indexed Bonds 0.875% due 04/15/10 (Ñ)	11	11
2.375% due 04/15/11 (Ñ)	1,269	1,346
3.375% due 01/15/12 (Ñ)	1,249	1,389
2.000% due 04/15/12	309	327
2.000% due 01/15/14	455	485
2.000% due 07/15/14 (Ñ)	6,025	6,425
1.625% due 01/15/15 (Ñ)	55	57
2.500% due 07/15/16 (Ñ)	2,071	2,291
2.625% due 07/15/17	906	1,016
2.375% due 01/15/25 (Ñ)	5,819	6,416
2.000% due 01/15/26 (Ñ)	625	655
2.375% due 01/15/27 (Ñ)	792	881
3.625% due 04/15/28	520	692
3.875% due 04/15/29 (Ñ)	1,917	2,664
United States Treasury Notes 4.875% due 06/30/09 (Ñ)	1,880	1,952
4.000% due 03/15/10 (Ñ)	9,505	9,867
4.125% due 08/15/10	3,010	3,151
3.875% due 09/15/10 (Ñ)	15,100	15,737
4.875% due 04/30/11 (Ñ)	—	—
4.500% due 09/30/11 (Ñ)	110	118
4.750% due 01/31/12 (Ñ)	145	157
4.500% due 03/31/12 (Ñ)	50	54
4.750% due 05/31/12 (Ñ)	1,170	1,267
4.125% due 08/31/12 (Ñ)	350	370
4.250% due 11/15/13	895	957
4.250% due 08/15/14 (Ñ)	9,975	10,613
12.500% due 08/15/14	155	179
4.250% due 11/15/14 (Ñ)	7,490	7,959

90	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

4.125% due 05/15/15 (Ñ)		30	31
5.125% due 05/15/16 (Ñ)		1,835	2,045
4.500% due 05/15/17 (Ñ)		8,500	9,085
8.875% due 08/15/17		265	374
4.250% due 11/15/17 (Ñ)		100	105
8.125% due 08/15/19 (Ñ)		3,485	4,825
8.125% due 08/15/21 (Ñ)		3,440	4,862
7.125% due 02/15/23 (Ñ)		7,735	10,233
6.250% due 08/15/23 (Ñ)		7,435	9,134
6.875% due 08/15/25 (Ñ)		1,055	1,388
6.000% due 02/15/26 (Ñ)		40	48
6.125% due 08/15/29 (Ñ)		855	1,065
5.375% due 02/15/31 (Ñ)		2,840	3,255
5.000% due 05/15/37 (Ñ)		1,200	1,329

			127,870

Total Long-Term Investments
(cost $1,684,393)			1,690,566

Preferred Stocks - 0.4%
Auto and Transportation - 0.0%
General Motors Corp. (Æ)(Ñ)		31,725	632

Financial Services - 0.3%
DG Funding Trust (Æ)(ƒ)(Þ)		392	4,099
Federal National Mortgage Association (Æ)		22,000	601
Freddie Mac (Æ)(ƒ)(Ñ)		31	832

			5,532

Total Preferred Stocks
(cost $5,329)			6,164

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures
Feb 2008 96.50 Put (92)	USD	383	1
Mar 2008 91.75 Put (630)	USD	1,575	4
Mar 2008 92.75 Put (109)	USD	273	1
Mar 2008 94.50 Put (11)	USD	28	—
Sep 2008 92.25 Put (35)	USD	88	—
Sep 2008 92.50 Put (452)	USD	1,130	3

Total Options Purchased
(cost $82)			9

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 7.4%
Abbey National Treasury Services PLC 4.581% due 07/02/08	1,100	1,100
American Express Bank FSB (Ê) Series BKNT 4.091% due 10/16/08	800	797
American General Finance Corp. (Ê) Series MTNI 4.988% due 06/27/08	1,300	1,296
Amgen, Inc. (Ê)(Þ) 5.133% due 11/28/08	1,000	1,000
Bank of America NA (Ê) Series BKNT 4.966% due 12/18/08	200	200
Calyon NY (ž) 4.035% due 01/16/09	800	800
CIT Group, Inc. (Ê) 3.401% due 01/30/09	2,400	2,276
Citigroup Funding, Inc. (Ê) 5.136% due 12/08/08	400	397
Citigroup, Inc. (Ê) 4.898% due 12/26/08	600	600
3.291% due 01/30/09	1,400	1,391
COX Communications, Inc. 3.875% due 10/01/08	240	240
Daimler Finance NA LLC 4.050% due 06/04/08	165	165
Fannie Mae 7.000% due 09/01/08	2	2
Fannie Mae REMICS Series 1993-134 Class H 6.500% due 08/25/08	321	323
Federal Home Loan Bank System (ç)(ž) Zero coupon due 02/14/08	150	150
Federal National Mortgage Association Discount Notes (ç)(ž) Zero coupon due 03/17/08	1,395	1,387
Fortis Bank (ž) 5.270% due 04/28/08	800	800
France Bons Du Tresor Zero coupon due 02/21/08	700	1,038
Freddie Mac 7.000% due 05/01/08	2	2
7.000% due 12/01/08	2	2
Freddie Mac REMICS Series 1993-160 Class I Interest Only 6.500% due 11/15/08	41	—

Fixed Income I Fund	91

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ginnie Mae I 6.500% due 07/15/08	1	1
6.500% due 01/15/09	6	7
Goldman Futures Cash (ç)(ž)	1,475	1,475
Goldman Sachs Group, Inc. (The) (Ê) 4.924% due 12/23/08	100	99
HJ Heinz Co.(Þ) 6.428% due 12/01/08	100	103
HSBC Finance Corp. (Ê)(Ñ) 5.281% due 12/05/08	500	498
Lehman Brothers Holdings, Inc. (Ê) 3.938% due 01/23/09	1,200	1,182
Merrill Lynch & Co., Inc. (Ê) Series MTNC 4.191% due 06/16/08	1,900	1,888
Morgan Stanley 5.201% due 03/07/08 (Ê)	500	501
3.625% due 04/01/08	100	100
3.875% due 01/15/09	680	680
Rabobank USA Financial Corp. (ç)(ž) 3.050% due 02/01/08	2,000	2,000
Residential Capital LLC (Ñ) 7.625% due 11/21/08	290	223
Russell Investment Company Money Market Fund	86,588,215	86,588
Skandinaviska Enskilda Banken (ž) 4.962% due 08/21/08	1,100	1,100
Starbound Reinsurance, Ltd., Term Loan B (ç) 6.738% due 03/31/08	180	180
Transocean, Inc. (Ê) 5.341% due 09/05/08	500	498
Tyco International Group SA 6.125% due 11/01/08	40	40
6.125% due 01/15/09	10	10
Unicredito Italiano SpA (ž) 4.855% due 05/29/08	500	501
United States Treasury Bills (ç)(ž)(§) 4.179% due 03/27/08	500	498
Wachovia Bank NA Series BKNT 4.673% due 10/03/08 (Ê)	3,000	3,001
5.800% due 12/01/08	280	286

Total Short-Term Investments
(cost $115,639)		115,425

	Principal Amount ($) or Shares	Market Value $

Other Securities - 10.5%
Russell Investment Company Money Market Fund (×)	47,943,844	47,944
State Street Securities Lending Quality Trust (×)	114,675,465	114,675

Total Other Securities
(cost $162,619)		162,619

Total Investments - 126.9%
(identified cost $1,968,093)		1,974,783

Other Assets and Liabilities, Net - (26.9%)		(418,771)

Net Assets - 100.0%		1,556,012

See accompanying notes which are an integral part of the financial statements.

92	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures expiration date 06/08 (30)	EUR	7,205	45
Eurodollar Futures expiration date 03/08 (240)	USD	58,257	1,167
expiration date 06/08 (620)	USD	151,141	3,240
expiration date 09/08 (85)	USD	20,730	474
expiration date 12/08 (416)	USD	101,332	1,770
expiration date 03/09 (50)	USD	12,158	167
expiration date 06/09 (23)	USD	5,581	90
Germany, Federal Republic 10 Year Bonds expiration date 03/08 (52)	EUR	6,068	101
LIBOR Futures expiration date 03/08 (3)	GBP	355	2
expiration date 06/08 (16)	GBP	1,899	23
expiration date 09/08 (39)	GBP	4,641	50
expiration date 12/08 (52)	GBP	6,197	94
expiration date 03/09 (15)	GBP	1,789	54
expiration date 06/09 (4)	GBP	477	15
United States Treasury Bonds expiration date 03/08 (142)	USD	16,942	176
United States Treasury 2 Year Notes expiration date 03/08 (72)	USD	15,352	37
United States Treasury 5 Year Notes expiration date 03/08 (488)	USD	55,144	1,089
United States Treasury 10 Year Notes expiration date 03/08 (204)	USD	23,811	245

Short Positions
United States Treasury 2 Year Notes expiration date 03/08 (350)	USD	40,852	(938)
United States Treasury 10 Year Notes expiration date 03/08 (69)	USD	14,730	(163)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			7,738

Options Written (Number of Contracts)	Notional Amount		Market Value $
Eurodollar Futures
Mar 2008 95.38 Call (13)	USD	33	—
Mar 2008 95.50 Call (10)	USD	25	(40)
Mar 2008 96.00 Call (13)	USD	33	(36)
Mar 2008 96.50 Call (18)	USD	45	(27)
Mar 2008 97.13 Call (20)	USD	50	(5)
Jun 2008 95.88 Call (20)	USD	50	(82)
Mar 2008 95.38 Put (8)	USD	20	—
Mar 2008 96.00 Put (51)	USD	128	—
Mar 2008 96.50 Put (38)	USD	95	—
Jun 2008 95.88 Put (20)	USD	50	—
Jun 2008 96.25 Put (18)	USD	45	(1)
Jun 2008 96.50 Put (13)	USD	33	(1)
Mar 2009 97.75 Call (18)	USD	45	(12)

United States Treasury Bonds
Feb 2008 113.00 Put (24)	USD	24	(3)
Feb 2008 115.00 Put (18)	USD	18	(5)
Feb 2008 116.00 Put (51)	USD	51	(23)

United States Treasury Notes 10 Year Futures
Feb 2008 112.00 Call (20)	USD	20	(95)
Feb 2008 114.00 Call (36)	USD	36	(105)
Feb 2008 114.50 Call (27)	USD	27	(80)
Feb 2008 117.00 Call (14)	USD	14	(13)
Feb 2008 118.00 Call (26)	USD	26	(15)
Feb 2008 118.50 Call (11)	USD	11	(6)
Feb 2008 120.00 Call (11)	USD	11	(2)
May 2008 118.00 Call (30)	USD	30	(41)
Feb 2008 107.00 Put (32)	USD	32	(1)
Feb 2008 110.00 Put (36)	USD	36	(1)
Feb 2008 110.50 Put (27)	USD	27	—
Feb 2008 112.00 Put (14)	USD	14	—
Feb 2008 114.00 Put (9)	USD	9	(1)
Feb 2008 116.50 Put (16)	USD	16	(14)
May 2008 114.00 Put (20)	USD	20	(32)

Total Liability for Options Written (premiums received $447)			(641)

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	93

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	2,450	AUD	2,861	02/14/08	110
USD	628	AUD	726	02/21/08	21
USD	366	CAD	356	02/12/08	(12)
USD	617	CAD	594	02/12/08	(25)
USD	1,065	CAD	1,063	02/12/08	(7)
USD	355	CAD	356	05/07/08	(1)
USD	594	CAD	594	05/07/08	(4)
USD	1,486	EUR	1,006	02/12/08	10
USD	151	JPY	16,447	02/07/08	4
USD	2,870	JPY	324,156	02/12/08	181
USD	2,339	JPY	250,620	04/23/08	30
USD	3,058	JPY	324,156	05/07/08	9
USD	640	KRW	608,560	04/16/08	4
USD	324	MXN	3,585	05/06/08	3
USD	1,044	PLN	2,556	02/12/08	11
USD	144	RUB	3,526	04/01/08	—
USD	694	SGD	1,011	02/20/08	20
USD	2,241	ZAR	15,330	03/13/08	(212)
AUD	1,044	USD	925	02/28/08	(8)
CAD	356	USD	356	02/12/08	1
CAD	594	USD	596	02/12/08	4
CAD	1,063	USD	1,098	02/12/08	40
CAD	1,063	USD	1,063	05/07/08	7
EUR	215	USD	306	02/12/08	(13)
EUR	791	USD	1,128	02/12/08	(48)
EUR	972	USD	1,443	02/26/08	(1)
EUR	1,006	USD	1,482	05/07/08	(9)
JPY	324,156	USD	3,041	02/12/08	(10)
JPY	37,620	USD	351	04/23/08	(5)
JPY	126,600	USD	1,209	04/23/08	12
PLN	2,556	USD	993	02/12/08	(62)
PLN	2,556	USD	1,038	05/07/08	(10)

Total Unrealized Appreciation (Depreciation) onOpen Foreign Currency Exchange Contracts					40

See accompanying notes which are an integral part of the financial statements.

94	Fixed Income I Fund

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	1,400	Three Month LIBOR	5.000%	06/18/38	(33)
Barclays Bank PLC	GBP	400	6.000%	Six Month LIBOR	03/20/09	7
Barclays Bank PLC	GBP	100	Six Month LIBOR	4.000%	12/15/36	22
Barclays Bank PLC	JPY	30,000	2.000%	Six Month LIBOR	12/19/17	11
BNP Paribas	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	9
Citibank	MXN	1,000	8.170%	Mexico Interbank 28 Day Deposit Rate	11/04/16	1
Citibank	USD	600	Three Month LIBOR	5.000%	06/18/38	(14)
Credit Suisse First Boston	GBP	200	5.000%	Six Month LIBOR	06/15/09	(1)
Deutsche Bank	GBP	100	6.000%	Six Month LIBOR	12/20/08	1
Deutsche Bank	JPY	60,000	2.000%	Six Month LIBOR	12/19/17	21
Deutsche Bank	USD	12,700	5.000%	Three Month LIBOR	12/19/09	476
Deutsche Bank	USD	400	Three Month LIBOR	5.000%	12/19/17	(24)
Goldman Sachs	EUR	300	4.000%	Six Month LIBOR	03/20/09	(—)
Goldman Sachs	GBP	100	5.000%	Six Month LIBOR	06/15/09	(1)
Goldman Sachs	GBP	2,300	6.000%	Six Month LIBOR	06/19/09	50
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	27
Goldman Sachs	GBP	200	Six Month LIBOR	5.500%	12/15/36	(49)
Goldman Sachs	GBP	100	Six Month LIBOR	5.000%	12/19/37	(10)
Lehman Brothers	GBP	3,300	4.500%	Six Month LIBOR	09/20/09	(54)
Merrill Lynch	GBP	5,700	4.500%	Six Month LIBOR	09/20/09	(93)
Merrill Lynch	GBP	200	Six Month LIBOR	5.500%	12/15/35	18
Morgan Stanley	USD	14,900	4.000%	Three Month LIBOR	06/18/10	313
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	33
Royal Bank of Scotland	GBP	100	Six Month LIBOR	5.500%	12/15/36	(25)
Royal Bank of Scotland	GBP	500	Six Month LIBOR	4.000%	12/15/36	108
UBS	AUD	5,300	7.000%	Three Month LIBOR	09/15/09	(11)

Total Market Value of Open Interest Rate Swap Contracts (Premiums Paid (Received) - $59)						782

See accompanying notes which are an integral part of the financial statements.

Fixed Income I Fund	95

Russell Investment Company

Fixed Income I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/Receives Fixed Rate		Termination Date	Market Value $
Anadarko Petroleum Corp.	Goldman Sachs	USD	200	0.150%		03/20/08	(—)
Corning Incorporated	Morgan Stanley	USD	640	(0.320%	)	03/20/12	6
Countrywide Home Loans	Lehman Brothers	USD	1,313	0.480%		06/20/12	(173)
Countrywide Home Loans	Lehman Brothers	USD	1,313	(0.710%	)	06/20/17	(192)
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,000	1.833%		06/20/12	(79)
E.I. du Pont de Nemours and Co.	Lehman Brothers	USD	310	(0.300%	)	03/20/13	(1)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	200	0.970%		12/20/12	(10)
Gaz Capital for Gazprom	Chase Securities Inc.	USD	200	1.020%		12/20/12	(9)
Gaz Capital for Gazprom	JP Morgan	USD	200	0.970%		11/20/08	(1)
Gaz Capital for Gazprom	Morgan Stanley	USD	100	2.180%		02/20/13	—
MeadWestvaco Corp.	Lehman Brothers	USD	340	(4.000%	)	09/20/12	(3)
MeadWestvaco Corp.	Lehman Brothers	USD	1,500	(1.100%	)	03/20/13	—
Mexico Government International Bond	Lehman Brothers	USD	340	(0.490%	)	12/20/12	(8)
Mexico Government International Bond	Lehman Brothers	USD	340	(0.630%	)	12/20/12	(6)
Pitney Bowes	Lehman Brothers	USD	840	(0.220%	)	09/20/12	(19)
Russia Government International Bond	Morgan Stanley	USD	100	0.245%		06/20/08	(—)
Russia Government International Bond	Morgan Stanley	USD	1,000	0.305%		12/20/08	(3)
Russia Government International Bond	Morgan Stanley	USD	1,000	0.795%		08/20/12	(14)
Talisman Energy Inc.	Lehman Brothers	USD	280	(0.510%	)	09/20/12	(2)
Verizon Communications Inc.	Lehman Brothers	USD	2,505	(0.180%	)	06/20/12	(27)
Weyerhaeuser Company	Lehman Brothers	USD	695	(0.700%	)	09/20/12	20

Total Market Value of Open Credit Default Swap Contracts (Premiums Paid (Received) - ($0))							(521)

See accompanying notes which are an integral part of the financial statements.

96	Fixed Income I Fund

Russell Investment Company

Specialty Funds

Notes to Schedules of Investments — January 31, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments	97

Russell Investment Company

Specialty Funds

Notes to Schedules of Investments, continued — January 31, 2008 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Iceland krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	JPY - Japanese yen	SKK - Slovakian koruna
COP - Colombian peso	KES - Kenyan schilling	THB - Thai baht
CRC - Costa Rica colon	KRW - South Korean won	TRY - Turkish lira
CZK - Czech koruna	MXN - Mexican peso	TWD - Taiwanese dollar
DKK - Danish krone	MYR - Malaysian ringgit	USD - United States dollar
EGP - Egyptian pound	NOK - Norwegian krone	VEB - Venezuelan bolivar
EUR - Euro	NZD - New Zealand dollar	VND - Vietnamese dong
GBP - British pound sterling	PEN - Peruvian nouveau sol	ZAR - South African rand

98	Notes to Schedules of Investments

Russell Investment Company

Specialty Funds

Notes to Quarterly Report — January 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on nine of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Funds, providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory, administrative and transfer agency services.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the

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basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related

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transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time the Emerging Markets, Short Duration Bond and Fixed Income I Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at January 31, 2008 are presented on the Schedules of Investments for the applicable Funds.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Fixed Income I Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled

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only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended January 31, 2008, there were no unfunded loan commitments in the Fixed Income I Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of January 31, 2008, the Fixed Income I Fund had cash collateral balance of $1,475,000 in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation

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on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

The Short Duration Bond and Fixed Income I Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are counterparty agreements and can be customized to meet each party’s needs and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back to the original party. Credit default swaps are counterparty agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

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Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of mortgages (“mortgage-backed securities”), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

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Inflation-Indexed Bonds

Certain Funds and may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended January 31, 2008 for the following Funds were as follows:

	Emerging Markets Fund		Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2007	278	$501,369	15	$544,680
Opened	936	1,498,063	10	6,764
Closed	(754)	(1,301,154)	—	—
Expired	—	—	(8)	(70,824)

Outstanding January 31, 2008	460	698,278	17	$480,620

	Fixed Income I Fund
	Number of Contracts	Premiums Received

Outstanding October 31, 2007	4,362	$1,040,706
Opened	1,601	672,976
Closed	(2,522)	(669,460)
Expired	(2,759)	(596,732)

Outstanding January 31, 2008	682	$447,490

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the

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securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of January 31, 2008, the non-cash collateral pledged for the securities on loan in the following funds was:

Funds	Non-Cash Collateral	Non-Cash Collateral Holding

Emerging Markets	$533,204	Pool of US Government securities
Tax Managed Large Cap	3,305,349	Pool of US Government securities
Tax Managed Mid & Small Cap	1,147,353	Pool of US Government securities
Select Growth	17,799,645	Pool of US Government securities
Select Value	2,256,970	Pool of US Government securities

4.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company’s securities lending program, in the RIC Money Market Fund (the Fund of the Investment Company not presented herein). As of January 31, 2008, $227,235,837 of the Money Market Fund’s net assets represents investments by the Funds presented herein.

5.	Federal Income Taxes

At January 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Emerging Markets Fund	Real Estate Securities Fund	Short Duration Bond Fund	Tax Exempt Bond Fund

Cost of Investments	$1,246,513,098	$2,256,117,418	$446,758,689	$374,464,642

Unrealized Appreciation	$380,251,981	$309,075,355	$9,331,650	$9,385,930
Unrealized Depreciation	(53,093,678)	(100,181,465)	(2,687,324)	(2,384,824)

Net Unrealized Appreciation (Depreciation)	$327,158,303	$208,893,890	$6,644,326	$7,001,106

	Tax-Managed Large Cap Fund	Tax-Managed Mid & Small Cap Fund	Select Growth Fund	Select Value Fund
Cost of Investments	$515,220,351	$318,143,051	$229,949,269	$454,150,821

Unrealized Appreciation	$119,058,386	$39,157,865	$17,476,936	$62,828,783
Unrealized Depreciation	(21,755,611)	(18,512,821)	(8,009,506)	(75,524,954)

Net Unrealized Appreciation (Depreciation)	$97,302,775	$20,645,044	$9,467,430	$(12,696,171)

	Fixed Income I

Cost of Investments	$1,968,873,537

Unrealized Appreciation	$24,804,727
Unrealized Depreciation	(18,894,880)

Net Unrealized Appreciation (Depreciation)	$5,909,847

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

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The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Emerging Markets Fund - 0.6%
Delta Corp.	02/03/98	1,323,859	0.51	675	325
Embotelladora Andina ADS Rep B	05/29/97	54,900	14.84	815	1,032
Gail India Ltd. - GDR	05/14/03	46,071	10.14	467	2,870
Guaranty Trust Bank GDR	07/23/07	181,400	11.20	2,031	2,336
Magnitogorsk Iron & Steel Works - GDR	04/24/07	41,100	25.00	1,028	1,928
Ursa Bank	09/04/07	1,509,305	1.94	2,922	1,518

					10,009

Short Duration Bond Fund - 0.7%
Banc of America Commercial Mortgage, Inc.	01/29/08	115,384	106.71	123	127
Banc of America Commercial Mortgage, Inc.	01/29/08	115,384	106.49	123	127
Capmark Financial Group, Inc.	05/03/07	775,000	99.96	775	567
DG Funding Trust	11/04/03	219	10,537.12	2,308	2,290

					3,111

Fixed Income I Fund - 2.8%
Aames Mrtgage Investment Trust	09/08/05	483,912	99.99	484	477
Aiful Corp	08/03/05	400,000	99.33	397	384
Air 2 US	01/10/07	845,292	104.50	883	837
ASIF Global Financing XIX	05/18/05	50,000	99.82	50	50
Bank of Scotland PLC	09/26/07	230,000	99.94	230	240
Bear Sterns Structured Products, Inc.	09/12/07	1,740,685	99.50	1,732	1,697
Bear Sterns Structured Products, Inc.	09/14/07	1,862,052	98.45	1,833	1,811
Business Loan Express	03/08/07	342,423	100.03	343	345
Cendant Mortgage Corp.	03/08/07	119,631	100.08	120	119
Citigroup Mortgage Loan Trust, Inc.	10/18/06	1,272,854	99.92	1,272	1,152
Countrywide Home Loan Mortgage Pass Through Trust	09/21/05	1,001,445	100.00	1,001	972
Credit-Based Asset Servicing and Securitization LLC	06/06/07	1,535,035	100.00	1,535	1,519
Credit-Based Asset Servicing and Securitization LLC	06/27/07	1,989,140	100.00	1,989	1,936
CVS Caremark Corp.	02/01/07	268,754	97.96	263	260
CVS Lease Pass-Through Trust	03/21/07	12,427	99.80	12	12
CVS Lease Pass-Through Trust	01/09/07	1,089,074	99.15	1,080	1,042
Delta Air Lines, Inc.	10/04/07	4,625,000	100.00	4,632	4,395
Depfa ACS Bank	03/08/07	400,000	98.41	394	391
DG Funding Trust	11/04/03	392	10,587.26	4,150	4,099
Ellington Loan Acquisition Trust	08/23/07	966,741	100.16	968	953
Ellington Loan Acquisition Trust	08/23/07	1,000,000	100.77	1,008	811
Gaz Capital for Gazprom	03/01/07	1,515,000	99.95	1,514	1,477
Gaz Capital for Gazprom	03/01/07	420,000	100.00	420	397
Glen Meadow Pass-Through Trust	09/13/07	200,000	96.46	193	187
Glitnir Banki HF	06/12/06	700,000	99.92	699	648
Glitnir Banki HF	06/12/06	270,000	100.00	270	256
Glitnir Banki HF	06/12/06	390,000	99.79	389	370
Harborview NIM Corp.	12/01/06	30,365	175.14	53	30
HBOS Capital Funding, LP	09/14/07	110,000	94.15	104	104

Notes to Quarterly Report	107

Russell Investment Company

Specialty Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

ILFC E-Capital Trust II	09/12/06	290,000	99.55	289	279
Intergas Finance BV	05/03/07	641,000	98.87	634	567
Kaupthing Bank HF	05/12/06	1,020,000	100.00	1,020	905
Kaupthing Bank HF	10/03/06	100,000	99.60	100	91
Kaupthing Bank HF	05/12/06	1,480,000	99.54	1,473	1,237
Klio Funding, Ltd.	02/15/06	3,695,000	100.80	3,725	2,740
Master Reperforming Loan Trust	03/09/05	535,397	102.22	547	541
News America, Inc.	11/08/07	20,000	98.55	20	20
Prime Mortgage Trust	11/22/06	2,304,907	98.29	2,265	2,307
Prime Mortgage Trust	10/25/06	2,035,989	98.92	2,014	2,026
RAAC Series	05/08/06	759,527	100.00	760	697
Rabobank Capital Funding II	05/23/05	20,000	101.78	20	19
Rabobank Capital Funding II	05/19/05	40,000	100.76	40	37
Resona Preferred Global Securities Cayman, Ltd.	07/20/05	405,000	100.66	408	402
Resona Preferred Global Securities Cayman, Ltd.	07/20/05	350,000	97.96	343	323
Resona Preferred Global Securities Cayman, Ltd.	07/20/05	100,000	99.93	100	92
Royal Bank of Scotland Group PLC	09/26/07	180,000	100.00	180	180
RSHB Capital SA for OJSC Russian Agricultural	05/10/07	310,000	100.00	310	294
Security National Mortgage Loan Trust	03/08/07	438,684.00	100.04	439	422
Shinsei Finance Cayman, Ltd.	02/16/05	630,000.00	98.37	620	532
Sierra Receivables Funding Co.	03/08/07	242,166.00	99.84	242	240
Sigma Finance, Inc.	07/26/06	1,660,000.00	100.00	1,660	1,557
SMFG Preferred Capital USD 1, Ltd.	12/13/06	1,120,000	100.00	1,120	1,036
Southern Natural Gas Co.	03/28/07	30,000.00	100.05	30	30
TNK-BP Finance SA	07/13/06	540,000.00	99.79	539	524
TNK-BP Finance SA	07/13/06	240,000.00	98.75	237	238

					44,307

108	Notes to Quarterly Report

Russell Investment Company

Specialty Funds

Shareholder Requests for Additional Information — October 31, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	109

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 Quarterly Report

Tax-Managed

Global Equity Fund

JANUARY 31, 2008

FUND	SHARE CLASS

Tax-Managed Global Equity Fund	C, E, S

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Company

Tax-Managed Global Equity Fund

Quarterly Report

January 31, 2008 (Unaudited)

Russell Investment Company - Tax-Managed Global Equity Fund.

Copyright © Russell Investment Group 2008. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Tax-Managed Global Equity Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Domestic Equities - 75.4%
Quantitative Equity Fund	253,022	9,129
Tax Managed Mid & Small Cap Fund	1,071,668	13,867
Tax-Managed Large Cap Fund	2,229,838	45,422

		68,418

International Equities - 24.5%
Emerging Markets Fund	215,845	4,386
International Securities Fund	272,182	17,869

		22,255

Total Investments - 99.9%
(identified cost $72,205)		90,673

Other Assets and Liabilities, Net - 0.1%		55

Net Assets - 100.0%		90,728

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments	3

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Quarterly Report — January 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Fund, providing advisory, administrative and transfer agency services to the Fund. Effective January 1, 2008, RIMCo is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Fund for advisory, administrative and transfer agency services.

In the table below, the Fund allocates its assets by investing in a combination of shares of other of the Investment Company’s Funds (the “Underlying Funds”). Russell Investment Management Company (“RIMCo”), the Fund’s investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. From time to time, the Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Fund may also invest in other funds which are not currently Underlying Funds.

Asset Class/Underlying Funds	Asset Allocation Targets per Prospectus

Equities
US Equities
Tax-Managed Large Cap Fund	50%
Tax-Managed Mid & Small Cap Fund	15
Quantitative Equity Fund	10
International Equities
International Securities Fund	20
Emerging Markets Fund	5

100

Investment Objectives of the Underlying Funds:

Tax-Managed Large Cap Fund

Seeks to provide long term capital growth on an after-tax basis.

Tax-Managed Mid & Small Cap Fund

Seeks to provide long term capital growth on an after-tax basis.

Quantitative Equity Fund

Seeks to provide long term capital growth.

International Securities Fund

Seeks to provide long term capital growth.

Emerging Markets Fund

Seeks to provide long term capital growth.

4	Notes to Quarterly Report

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Fund’s obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the

Notes to Quarterly Report	5

Russell Investment Company

Tax-Managed Global Equity Fund

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. Federal Income Taxes

At January 31, 2008, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:

Tax-Managed Global Equity Fund

Cost of Investments	$85,121,242

Unrealized Appreciation	$5,551,680
Unrealized Depreciation	—

Net Unrealized Appreciation (Depreciation)	$5,551,680

6	Notes to Quarterly Report

Russell Investment Company

Tax-Managed Global Equity Fund

Shareholder Requests for Additional Information — January 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	7

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

2008 QUARTERLY REPORT

Russell Multi-Manager Principal Protected Fund

JANUARY 31, 2008

FUND	SHARE CLASS

Russell Multi-Manager Principal Protected Fund	A, B

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Quarterly Report

January 31, 2008 (Unaudited)

Russell Investment Company - Russell Multi-Manager Principal Protected Fund.

Copyright © Russell Investment Group 2008. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 22.5%
Auto and Transportation - 0.4%
Autoliv, Inc.	500	25
General Motors Corp.	1,000	28
Goodyear Tire & Rubber Co. (The) (Æ)	800	20
Northwest Airlines Corp. (Æ)	1,700	32
TRW Automotive Holdings Corp. (Æ)	700	16

		121

Consumer Discretionary - 2.9%
Accenture, Ltd. Class A	2,200	76
Apollo Group, Inc. Class A (Æ)	500	40
BJ’s Wholesale Club, Inc. (Æ)	700	23
Costco Wholesale Corp.	1,400	95
Dolby Laboratories, Inc. Class A (Æ)	500	22
DreamWorks Animation SKG, Inc. Class A (Æ)	500	12
eBay, Inc. (Æ)	2,800	75
GameStop Corp. Class A (Æ)	700	36
Hewitt Associates, Inc. Class A (Æ)	500	19
Liberty Media Corp. - Capital Series A (Æ)	500	54
Manpower, Inc.	800	45
McDonald’s Corp.	1,800	96
Nike, Inc. Class B	1,400	86
Rent-A-Center, Inc. Class A (Æ)	500	9
TJX Cos., Inc.	700	22
Virgin Media, Inc.	1,100	18
Wal-Mart Stores, Inc.	2,600	132
Yum! Brands, Inc.	400	14

		874

Consumer Staples - 1.6%
Colgate-Palmolive Co.	1,300	100
ConAgra Foods, Inc.	1,400	30
Kroger Co. (The)	2,800	71
Pepsi Bottling Group, Inc.	500	17
PepsiCo, Inc.	2,000	136
Procter & Gamble Co.	1,600	106
Walgreen Co.	1,000	35

		495

Financial Services - 5.0%
ACE, Ltd.	1,000	58
Aflac, Inc.	800	49

	Principal Amount ($) or Shares	Market Value $
American International Group, Inc.	2,300	127
Ameriprise Financial, Inc.	1,100	61
AON Corp.	700	30
Apollo Investment Corp.	500	8
Axis Capital Holdings, Ltd.	600	24
Bank of New York Mellon Corp. (The)	2,000	93
BlackRock, Inc. Class A	100	22
Broadridge Financial Solutions, Inc.	700	15
Charles Schwab Corp. (The)	3,300	74
Cigna Corp.	1,300	64
CIT Group, Inc.	500	14
Discover Financial Services	4,000	70
Goldman Sachs Group, Inc. (The)	700	141
Hartford Financial Services Group, Inc.	1,000	81
HCC Insurance Holdings, Inc.	500	14
JPMorgan Chase & Co.	3,400	162
KKR Financial Holdings LLC	500	8
Loews Corp.	700	33
Nasdaq Stock Market, Inc. (The) (Æ)	600	28
National City Corp.	900	16
Northern Trust Corp.	1,300	95
NYSE Euronext	700	55
SEI Investments Co.	700	19
Travelers Cos., Inc. (The)	1,800	87
Western Union Co. (The)	3,000	67

		1,515

Health Care - 3.2%
AMERIGROUP Corp. Class A (Æ)	500	19
Baxter International, Inc.	1,100	67
Boston Scientific Corp. (Æ)	5,500	67
Bristol-Myers Squibb Co.	3,600	83
Forest Laboratories, Inc. (Æ)	900	36
Humana, Inc. (Æ)	1,200	96
Johnson & Johnson	2,500	158
McKesson Corp.	1,300	82
Merck & Co., Inc.	1,500	69
Molina Healthcare, Inc. (Æ)	500	17
Pfizer, Inc.	6,800	159
UnitedHealth Group, Inc.	2,200	112

		965

Integrated Oils - 1.6%
Chevron Corp.	2,200	186
Exxon Mobil Corp.	3,500	302

		488

4	Russell Multi-Manager Principal Protected Fund

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 1.5%
Ashland, Inc.	700	32
Domtar Corp. Class W (Æ)	2,600	21
EMCOR Group, Inc. (Æ)	700	15
Jacobs Engineering Group, Inc. (Æ)	700	54
KBR, Inc. New (Æ)	600	19
McDermott International, Inc. (Æ)	700	33
Monsanto Co.	1,300	146
Newmont Mining Corp.	1,300	71
Nucor Corp.	600	35
Rock-Tenn Co. Class A	500	14
RPM International, Inc.	500	11
Sonoco Products Co.	300	9
USEC, Inc. (Æ)	1,100	9

		469

Miscellaneous - 1.1%
Foster Wheeler, Ltd. (Æ)	400	27
General Electric Co.	7,300	258
Honeywell International, Inc.	300	18
ITT Corp.	400	24
Tyco International, Ltd. Class W	400	16

		343

Other Energy - 0.7%
Continental Resources, Inc. New (Æ)	500	12
FMC Technologies, Inc. (Æ)	700	34
Global Industries, Ltd. (Æ)	900	16
National Oilwell Varco, Inc. (Æ)	1,200	72
Superior Energy Services (Æ)	500	20
Transocean, Inc. (Æ)	628	77

		231

Producer Durables - 1.7%
Boeing Co.	1,300	108
Deere & Co.	500	44
Emerson Electric Co.	2,000	102
Lockheed Martin Corp.	1,100	119
Manitowoc Co., Inc. (The)	700	27
Molex, Inc.	700	17
Steelcase, Inc. Class A	600	9
United Technologies Corp.	1,200	88

		514

	Principal Amount ($) or Shares	Market Value $
Technology - 2.4%
Apple, Inc. (Æ)	600	81
Electronic Data Systems Corp.	2,200	44
International Business Machines Corp.	1,100	118
Marvell Technology Group, Ltd. (Æ)	1,200	14
Microsoft Corp.	6,000	196
Motorola, Inc.	3,500	40
Oracle Corp. (Æ)	4,100	84
Sanmina-SCI Corp. (Æ)	3,100	5
Sun Microsystems, Inc. (Æ)	3,500	61
Symantec Corp. (Æ)	1,800	32
Tellabs, Inc. (Æ)	2,700	18
Unisys Corp. (Æ)	1,900	8
Western Digital Corp. (Æ)	700	19

		720

Utilities - 0.4%
AES Corp. (The) (Æ)	1,300	25
Duke Energy Corp.	3,500	65
Oneok, Inc.	500	24

		114

Total Common Stocks
(cost $6,664)		6,849

Short-Term Investments - 74.2%
Federal Home Loan Bank Series 627 4.625% due 02/08/08	1,700	1,701
Federal Home Loan Bank System
5.250% due 02/13/08	3,645	3,648
Zero coupon due 03/05/08 (ç)(ž)	3,400	3,392
Russell Investment Company Money Market Fund	1,748,000	1,748
United States Treasury Principal
4.907% due 02/15/08	500	499
2.090% due 02/15/08	11,400	11,391
United States Treasury Bills (ç)(ž)(§) 3.260% due 03/27/08	150	149

Total Short-Term Investments
(cost $22,515)		22,528

Total Investments - 96.7%
(identified cost $29,179)		29,377

Other Assets and Liabilities, Net - 3.3%		1,003

Net Assets - 100.0%		30,380

Russell Multi-Manager Principal Protected Fund	5

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Short Positions
S&P 500 E-Mini Index (CME) expiration date 03/08 (8)	USD	552	9

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			9

See accompanying notes which are an integral part of the financial statements.

6	Russell Multi-Manager Principal Protected Fund

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Notes to Schedule of Investments — January 31, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.

Abbreviation:

STRIP - Separate Trading of Registered Interest and Principal of Securities

Notes to Schedule of Investments	7

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Notes to Quarterly Report — January 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the, administrator adviser and transfer agent of the Funds, providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory, administrative and transfer agency services.

The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guaranteed that the amount distributed, if any, to each shareholder at the end of the Guarantee Period (3/3/08) would be no less than the value of that shareholder’s investment as of the inception of the Guarantee Period less certain expenses. The Fund’s Guarantee was backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (“Ambac”), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholder’s account was less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund would have been unable to meet its obligations under the Guarantee. If the Fund had been unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy would have required Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which commenced immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund’s three phases:

Offering Period	01/21/03 - 02/27/03
Guarantee Period	03/03/03 - 03/03/08
Post Guarantee Period Commencement	03/04/08

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

8	Notes to Quarterly Reports

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Ordinarily, the Fund values each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at “amortized cost” unless the Board of Trustees determines that amortized cost does not represent fair value.

•

The value of swap agreements is equal to the Fund’s obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange in which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Fund’s net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund’s net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; a company development; a natural disaster; or an armed conflict.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Quarterly Reports	9

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund’s Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

The Fund typically uses derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Fund may pursue its strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Fund to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Options

The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Fund’s use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates.

Futures Contracts

The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Swap Agreements

The Fund may enter into several different types of agreements including interest rate and index swaps.

The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect

10	Notes to Quarterly Reports

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

investment transactions consistent with the Fund’s investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard Index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

The Fund may enter into interest rate swap agreements, on either an asset-based or liability basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund’s obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund’s custodian. To the extent that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Related Parties

The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the RIC Money Market Fund. As of January 31, 2008, $1,748,000 of the RIC Money Market Fund’s net assets represents investments by this Fund.

4.	Federal Income Taxes

At January 31, 2008, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:

Multi-Manager Principal Protected
Cost of Investments	$29,214,030

Unrealized Appreciation	445,802
Unrealized Depreciation	(282,453)

Net Unrealized Appreciation (Depreciation)	$163,349

5.	Subsequent Event

The Guarantee Maturity Date was March 3, 2008 with a guarantee amount of $8.56 for Class A Shares and $8.64 for Class B Shares. The actual Net Asset Value for Class A and B Shares on March 3, 2008 were $9.61 and $9.34 respectively.

Effective March 4, 2008, the Fund will seek long-term growth of capital through investments primarily in common stock and other equity securities. In addition, the Fund’s name changed to the Russell Flex Equity Fund.

Notes to Quarterly Reports	11

Russell Investment Company

Russell Multi-Manager Principal Protected Fund

Shareholder Requests for Additional Information — January 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Ambac Assurance Corporation, a Wisconsin domiciled stock insurance company (the “Insurer”), is the issuer of a financial guarantee policy for the benefit of shareholders of the Fund. If the Fund is unable to meet its obligations under the guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective guaranteed amounts on the Guarantee Maturity Date. Ambac is a wholly-owned subsidiary of AFG, a publicly-held company. AFG is subject to the informational requirements of the Securities Exchange Act, and in accordance therewith files reports and other information with the SEC. Such reports and other information, including AFG’s most recent annual or quarterly report, may be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

12	Shareholder Requests for Additional Information

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

LifePoints® Funds

JANUARY 31, 2008

FUND	SHARE CLASS

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

2010 Strategy Fund	A, E, R1, R2, R3, S

2020 Strategy Fund	A, E, R1, R2, R3, S

2030 Strategy Fund	A, E, R1, R2, R3, S

2040 Strategy Fund	A, E, R1, R2, R3, S

2017 Retirement Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — A Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — A Shares

2027 Extended Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on fifteen of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

January 31, 2008 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investment Group 2008. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Domestic Equities - 65.4%
Diversified Equity Fund	11,452,547	516,281
Quantitative Equity Fund	13,847,908	499,633
Real Estate Securities Fund	3,708,831	145,905
Special Growth Fund	3,215,966	139,380

		1,301,199

International Equities - 34.5%
Emerging Markets Fund	4,756,024	96,642
Global Equity Fund	14,439,345	139,051
International Securities Fund	6,885,603	452,040

		687,733

Total Investments - 99.9%
(identified cost $1,932,230)		1,988,932

Other Assets and Liabilities, Net - 0.1%		1,865

Net Assets - 100.0%		1,990,797

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	3

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 21.0%
Multistrategy Bond Fund	79,332,665	835,373

Domestic Equities - 52.7%
Diversified Equity Fund	18,255,720	822,968
Quantitative Equity Fund	21,946,403	791,826
Real Estate Securities Fund	6,446,022	253,586
Special Growth Fund	5,369,162	232,700

		2,101,080

International Equities - 26.2%
Emerging Markets Fund	7,525,214	152,912
Global Equity Fund	24,395,330	234,927
International Securities Fund	10,014,747	657,468

		1,045,307

Total Investments - 99.9%
(cost $3,856,899)		3,981,760

Other Assets and Liabilities, Net - 0.1%		3,875

Net Assets - 100.0%		3,985,635

See accompanying notes which are an integral part of the financial statements.

4	Growth Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 41.6%
Multistrategy Bond Fund	221,342,704	2,330,739

Domestic Equities - 38.2%
Diversified Equity Fund	18,073,537	814,755
Quantitative Equity Fund	22,821,446	823,398
Real Estate Securities Fund	7,408,040	291,432
Special Growth Fund	4,974,347	215,588

		2,145,173

International Equities - 20.1%
Emerging Markets Fund	7,816,050	158,822
Global Equity Fund	22,524,697	216,913
International Securities Fund	11,412,766	749,248

		1,124,983

Total Investments - 99.9%
(identified cost $5,329,456)		5,600,895

Other Assets and Liabilities, Net - 0.1%		8,183

Net Assets - 100.0%		5,609,078

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	5

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 61.5%
Multistrategy Bond Fund	70,300,420	740,263

Domestic Equities - 25.2%
Diversified Equity Fund	2,561,695	115,481
Quantitative Equity Fund	3,237,455	116,807
Real Estate Securities Fund	941,530	37,040
Special Growth Fund	792,817	34,361

		303,689

International Equities - 13.2%
Emerging Markets Fund	1,104,002	22,433
Global Equity Fund	3,588,613	34,559
International Securities Fund	1,558,785	102,334

		159,326

Total Investments - 99.9%
(identified cost $1,142,199)		1,203,278

Other Assets and Liabilities, Net - 0.1%		1,504

Net Assets - 100.0%		1,204,782

See accompanying notes which are an integral part of the financial statements.

6	Moderate Strategy Fund

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 79.5%
Multistrategy Bond Fund	28,089,633	295,784
Short Duration Bond Fund	5,134,758	98,690

		394,474

Domestic Equities - 14.3%
Diversified Equity Fund	671,143	30,255
Quantitative Equity Fund	701,132	25,297
Real Estate Securities Fund	392,882	15,456

		71,008

International Equities - 6.1%
Global Equity Fund	1,053,982	10,150
International Securities Fund	309,170	20,297

		30,447

Total Investments - 99.9%
(identified cost $471,444)		495,929

Other Assets and Liabilities, Net - 0.1%		471

Net Assets - 100.0%		496,400

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	7

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 96.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 62.0%
Fixed Income III Fund	2,151,066	22,930
Short Duration Bond Fund	79,536	1,529

		24,459

Domestic Equities - 22.9%
Equity I Fund	113,578	3,478
Equity II Fund	40,513	917
Equity Q Fund	108,039	3,478
Real Estate Securities Fund	29,144	1,146

		9,019

International Equities - 12.0%
Emerging Markets Fund	30,092	612
Global Equity Fund	111,120	1,070
International Fund	76,492	3,057

		4,739

Total Investments - 96.9%
(identified cost $38,408)		38,217

Other Assets and Liabilities, Net - 3.1%		1,242

Net Assets - 100.0%		39,459

See accompanying notes which are an integral part of the financial statements.

8	2010 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 42.0%
Fixed Income III Fund	3,684,549	39,277

Domestic Equities - 37.7%
Equity I Fund	442,848	13,560
Equity II Fund	161,094	3,647
Equity Q Fund	421,249	13,560
Real Estate Securities Fund	114,104	4,489

		35,256

International Equities - 20.3%
Emerging Markets Fund	133,465	2,712
Global Equity Fund	378,731	3,647
International Fund	315,858	12,625

		18,984

Total Investments - 100.0%
(identified cost $94,675)		93,517

Other Assets and Liabilities, Net - 0.0%		22

Net Assets - 100.0%		93,539

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund	9

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Fixed Income III Fund	725,602	7,735

Domestic Equities - 59.0%
Equity I Fund	581,003	17,790
Equity II Fund	222,071	5,028
Equity Q Fund	552,666	17,790
Real Estate Securities Fund	127,801	5,028

		45,636

International Equities - 31.0%
Emerging Markets Fund	171,295	3,481
Global Equity Fund	522,087	5,027
International Fund	387,036	15,470

		23,978

Total Investments - 100.0%
(identified cost $78,817)		77,349

Other Assets and Liabilities, Net - 0.0%		27

Net Assets - 100.0%		77,376

See accompanying notes which are an integral part of the financial statements.

10	2030 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Fixed Income III Fund	510,400	5,441

Domestic Equities - 59.0%
Equity I Fund	408,687	12,514
Equity II Fund	156,209	3,537
Equity Q Fund	388,754	12,514
Real Estate Securities Fund	89,897	3,536

		32,101

International Equities - 31.0%
Emerging Markets Fund	120,492	2,448
Global Equity Fund	367,244	3,537
International Fund	272,248	10,882

		16,867

Total Investments - 100.0%
(identified cost $55,214)		54,409

Other Assets and Liabilities, Net - 0.0%		13

Net Assets - 100.0%		54,422

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund	11

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 35.1%
Multistrategy Bond Fund	3,138	33

Domestic Equities - 42.6%
Diversified Equity Fund	351	16
Quantitative Equity Fund	424	15
Real Estate Securities Fund	113	5
Special Growth Fund	99	4

		40

International Equities - 22.3%
Emerging Markets Fund	148	3
Global Equity Fund	444	4
International Securities Fund	212	14

		21

Total Investments - 100.0%
(identified cost $99)		94

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		94

See accompanying notes which are an integral part of the financial statements.

12	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Domestic Equities - 65.6%
Diversified Equity Fund	532	24
Quantitative Equity Fund	651	24
Real Estate Securities Fund	177	7
Special Growth Fund	147	6

		61

International Equities - 34.4%
Emerging Markets Fund	221	5
Global Equity Fund	671	6
International Securities Fund	320	21

		32

Total Investments - 100.0%
(identified cost $100)		93

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		93

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — S Shares	13

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 68.1%
Multistrategy Bond Fund	6,267	66

Domestic Equities - 20.6%
Diversified Equity Fund	179	8
Quantitative Equity Fund	215	8
Real Estate Securities Fund	54	2
Special Growth Fund	50	2

		20

International Equities - 11.3%
Emerging Markets Fund	76	2
Global Equity Fund	225	2
International Securities Fund	108	7

		11

Total Investments - 100.0%
(identified cost $96)		97

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		97

See accompanying notes which are an integral part of the financial statements.

14	2017 Accelerated Distribution Fund — A Shares

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 68.4%
Multistrategy Bond Fund	6,392	67

Domestic Equities - 20.4%
Diversified Equity Fund	177	8
Quantitative Equity Fund	215	8
Real Estate Securities Fund	60	2
Special Growth Fund	50	2

		20

International Equities - 11.2%
Emerging Markets Fund	73	2
Global Equity Fund	223	2
International Securities Fund	106	7

		11

Total Investments - 100.0%
(identified cost $100)		98

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		98

See accompanying notes which are an integral part of the financial statements.

2017 Accelerated Distribution Fund — S Shares	15

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 43.7%
Multistrategy Bond Fund	3,990	42

Domestic Equities - 37.5%
Diversified Equity Fund	312	14
Quantitative Equity Fund	379	14
Real Estate Securities Fund	109	4
Special Growth Fund	88	4

		36

International Equities - 18.8%
Emerging Markets Fund	126	2
Global Equity Fund	390	4
International Securities Fund	183	12

		18

Total Investments - 100.0%
(identified cost $100)		96

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		96

See accompanying notes which are an integral part of the financial statements.

16	2027 Extended Distribution Fund — A Shares

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class S Shares

Bonds - 53.6%
Multistrategy Bond Fund	4,903	52

Domestic Equities - 30.9%
Diversified Equity Fund	260	12
Quantitative Equity Fund	316	11
Real Estate Securities Fund	89	4
Special Growth Fund	74	3

		30

International Equities - 15.5%
Emerging Markets Fund	105	2
Global Equity Fund	327	3
International Securities Fund	156	10

		15

Total Investments - 100.0%
(identified cost $100)		97

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		97

See accompanying notes which are an integral part of the financial statements.

2027 Extended Distribution Fund — S Shares	17

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — January 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Funds providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory, administrative and transfer agency services.

Target Portfolio Funds

Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of other of the Investment Company’s Funds (the “Underlying Funds”). RIMCo, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within set limits based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets per Prospectus
Asset Class/Underlying Funds	Equity Growth Strategy Fund	Growth Strategy Fund	Balanced Strategy Fund	Moderate Strategy Fund	Conservative Strategy Fund

Equities
US Equities
Diversified Equity Fund	26%	21%	15%	10%	6%
Special Growth Fund	7	6	4	3	—
Quantitative Equity Fund	25	20	15	10	5
Real Estate Securities Fund	7	6	5	3	3
International Equities
International Securities Fund	23	17	14	9	4
Emerging Markets Fund	5	4	3	2	—
Global Equity Fund	7	6	4	3	2
Bonds
Short Duration Bond Fund	—	—	—	—	20
Multistrategy Bond Fund	—	20	40	60	60

	100	100	100	100	100

18	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Target Date Funds

Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares and Class Y shares of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which it invests will become more conservative over time. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify the target asset allocation for the Funds and/or the Underlying Funds in which a Fund invests. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets per Prospectus
Asset Class/Underlying Funds	2010 Strategy Fund	2020 Strategy Fund	2030 Strategy Fund	2040 Strategy Fund

Equities
US Equities
Equity I Fund	9%	15%	23%	23%
Equity Q Fund	9	14	23	23
Equity II Fund	2	4	6	6
Real Estate Securities Fund	3	5	6	6
International Equities
International Securities Fund	8	13	20	20
Emerging Markets Fund	2	3	5	5
Global Equity Fund	3	4	7	7
Bonds
Short Duration Bond Fund	4	—	—	—
Fixed III Fund	60	42	10	10

	100	100	100	100

Target Distribution Funds

Each Fund seeks to achieve its objective primarily by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The RIC Underlying Funds currently include the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Global Equity, Short Duration Bond, Multistrategy Bond, Real Estate Securities, Emerging Markets and Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (US equity, non-US equity, fixed income, real estate and cash) is represented by an Underlying Fund. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

Investment Objectives of the Underlying Funds:

Diversified Equity Fund

Seeks to provide long term capital growth.

Equity I Fund

Seeks to provide long term capital growth.

Special Growth Fund

Seeks to provide long term capital growth.

Equity II

Seeks to provide long term capital growth

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Quantitative Equity Fund

Seeks to provide long term capital growth.

Equity Q Fund

Seeks to provide long term capital growth.

Real Estate Securities Fund

Seeks to provide current income and long term capital growth.

International Securities Fund

Seeks to provide long term capital growth.

Emerging Markets Fund

Seeks to provide long term capital growth.

Global Equity Fund

Seeks to provide long term capital growth.

Short Duration Bond Fund

Seeks to provide current income and preservation of capital with a focus on short duration securities.

Multistrategy Bond Fund

Seeks to provide current income and as a secondary objective, capital appreciation.

Fixed III

Seeks to provide current income and as a secondary objective, capital appreciation.

Money Market Fund

Seeks to maximize current income while preserving capital and liquidity.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosure.

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

For the period ended January 31, 2008, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity Growth Stratgy	Growth Strategy	Balanced Strategy	Moderate Strategy	Conservative Strategy

Cost of Investments	$1,998,761,219	$3,894,526,569	$5,397,295,038	$1,153,208,588	$474,390,492

Unrealized Appreciation	$6,753,829	$127,601,037	$226,148,235	$53,762,666	$21,816,261
Unrealized Depreciation	(16,583,235)	(40,367,111)	(22,548,213)	(3,692,864)	(278,056)

Net Unrealized Appreciation (Depreciation)	$(9,829,406)	$87,233,926	$203,600,022	$50,069,802	$21,538,205

	2010 Strategy	2020 Strategy	2030 Strategy	2040 Strategy	2017 Retirement Distribution - A Shares
Cost of Investments	$38,520,058	$95,072,231	$79,186,725	$55,715,742	$99,820

Unrealized Appreciation	$53,934	$—	$—	$—	$341
Unrealized Depreciation	(356,717)	(1,554,873)	(1,837,520)	(1,307,068)	(6,048)

Net Unrealized Appreciation (Depreciation)	$(302,783)	$(1,554,873)	$(1,837,520)	$(1,307,068)	$(5,707)

	2017 Retirement Distribution - S Shares	2017 Accelerated Distribution - A Shares	2017 Accelerated Distribution - S Shares	2027 Extended Distribution - A Shares	2027 Extended Distribution - S Shares
Cost of Investments	$100,000	$98,701	$99,580	$99,904	$99,986

Unrealized Appreciation	$—	$334	$962	$612	$807
Unrealized Depreciation	(7,244)	(2,138)	(2,404)	(4,316)	(3,836)

Net Unrealized Appreciation (Depreciation)	$(7,244)	$(1,804)	$(1,442)	$(3,704)	$(3,029)

22	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	23

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

Money Market Fund

January 31, 2008

FUND	SHARE CLASS

Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Russell Investment Company

Money Market Fund

Quarterly Report

January 31, 2008 (Unaudited)

Russell Investment Company - Money Market Fund.

Copyright © Russell Investment Group 2008. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Money Market Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Corporate Bonds and Notes - 38.7%
Associates Corp of North America	57,595	6.250	11/03/08	58,250
Bear Stearns Cos., Inc. (The) (Ê)	260,000	3.625	01/03/50	260,000
BNP Paribas (Ê)	99,000	4.895	05/19/08	99,000
BNP Paribas (Ê)	100,000	4.845	08/07/08	99,997
Caterpillar Financial Services Corp. (Ê)	20,000	3.998	04/17/08	20,001
Citigroup, Inc. (Ê)	35,000	4.944	05/02/08	34,999
Citigroup, Inc. (Ê)	29,676	4.898	12/26/08	29,571
Commonwealth Bank of Australia (Ê)	27,400	5.033	02/28/08	27,395
Credit Agricole (Ê)	75,000	4.854	07/22/08	74,990
Credit Agricole	100,000	4.175	02/13/09	100,000
General Electric Capital Corp. (Ê)	23,650	5.171	03/04/08	23,652
General Electric Capital Corp. (Ê)	57,000	4.318	04/15/08	57,011
General Electric Capital Corp. (Ê)	5,000	3.344	07/28/08	5,000
General Electric Capital Corp. (Ê)	25,000	4.004	08/22/08	24,997
General Electric Capital Corp. (Ê)	40,000	5.186	12/09/08	39,967
Goldman Sachs Group, Inc. (Ê)	6,100	3.406	07/29/08	6,103
Goldman Sachs Group, Inc. (Ê)	21,000	3.245	02/13/09	20,811
HSBC Finance Corp. (Ê)	5,000	5.036	05/09/08	4,999
HSBC Finance Corp. (Ê)	50,000	4.982	05/21/08	50,004
HSBC Finance Corp. (Ê)	28,000	3.824	08/22/08	27,880
HSBC Finance Corp. (Ê)	21,000	5.281	12/05/08	20,930
Lehman Brothers Holdings, Inc. (Ê)	19,000	4.733	04/02/08	19,002
Lehman Brothers Holdings, Inc. (Ê)	13,000	5.092	05/29/08	13,002
Lehman Brothers Holdings, Inc. (Ê)	57,000	4.858	09/26/08	57,000
MBNA Corp.	55,000	5.308	05/05/08	55,034
Merrill Lynch & Co., Inc. (Ê)	97,000	5.091	06/16/08	97,045
Merrill Lynch & Co., Inc. (Ê)	15,000	4.980	08/22/08	15,000
Merrill Lynch & Co., Inc. (Ê)	9,000	5.105	08/22/08	9,005
Merrill Lynch & Co., Inc.	55,000	4.129	11/17/08	55,000
Metropolitan Life Insurance Co. (Ê) (A)	50,000	5.153	11/26/08	50,000
Metropolitan Life Insurance Co. (Ê) (A)	150,000	4.975	12/07/08	150,000
Morgan Stanley (Ê)	25,000	5.201	03/07/08	25,002
Morgan Stanley (Ê)	75,000	3.375	09/26/08	74,692
Morgan Stanley (Ê)	90,000	3.410	10/03/08	90,000
New York Life Capital Corp. (Ê) (A)	150,000	4.928	05/15/08	150,000
New York Life Capital Corp. (Ê) (A)	100,000	4.948	11/17/08	100,000
Principal Life Income Funding Trusts	28,750	5.095	06/06/08	28,781
Protective Life Insurance Co. (Ê) (A)	50,000	5.150	02/23/08	50,000
Protective Life Insurance Co. (Ê)	69,000	4.968	05/16/08	69,021
Puttable Floating Optional Taxable Receipts (Ê)	105,880	3.890	10/01/39	105,900
Royal Bank of Scotland Group PLC (Ê)	100,000	3.961	04/18/08	99,949
Royal Bank of Scotland Group PLC (Ê)	30,000	4.636	07/07/08	30,002
Royal Bank of Scotland Group PLC (Ê)	25,000	3.944	07/21/08	25,008
Royal Bank of Scotland Group PLC (Ê)	30,000	4.448	07/28/08	30,000

Total Corporate Bonds and Notes (amortized cost $2,484,000)				2,484,000

Schedule of Investments	3

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Registered Investment Company Funds - 6.7%
Merrill Lynch Premier Institutional Fund	150,361,495			150,361
Reserve Primary Fund Class Institutional	282,519,970			282,520

Total Registered Investment Company Funds (amortized cost $432,881)				432,881

Domestic Commercial Paper - 40.0%
Barclays US Funding LLC	50,000	5.040	02/29/08	49,816
Barclays US Funding LLC	100,000	4.990	03/26/08	99,267
Central American Bank for Economic Integration	25,000	4.800	03/10/08	24,875
Citigroup Funding, Inc.	75,000	5.160	02/01/08	75,000
Citigroup Funding, Inc.	50,000	5.140	03/20/08	49,667
Citigroup Funding, Inc.	50,000	4.900	04/10/08	49,513
Citigroup Funding, Inc.	45,000	5.130	04/14/08	44,603
Citigroup Funding, Inc.	40,000	4.900	05/01/08	39,527
Co-Op Association of Tractor Dealers - Series B	8,420	5.150	04/09/08	8,339
Co-Op Association of Tractor Dealers - Series B	12,500	5.180	04/11/08	12,376
Co-Op Association of Tractor Dealers - Series B	9,140	4.850	04/17/08	9,047
Co-Op Association of Tractor Dealers - Series B	38,807	4.850	04/25/08	38,375
Curzon Funding LLC	50,000	4.870	03/03/08	49,792
Curzon Funding LLC	45,500	4.760	04/03/08	45,146
Curzon Funding LLC	50,000	5.100	04/16/08	49,473
Curzon Funding LLC	50,000	3.970	05/05/08	49,482
Curzon Funding LLC	25,000	4.803	05/06/08	24,778
Curzon Funding LLC	50,000	3.820	06/17/08	49,273
Dealers Capital Access Trust	12,220	4.250	02/19/08	12,194
Dealers Capital Access Trust	8,000	6.150	02/22/08	7,973
Dealers Capital Access Trust	10,736	3.700	02/25/08	10,710
Dealers Capital Access Trust	2,087	6.000	03/10/08	2,074
Dealers Capital Access Trust	2,398	6.200	03/14/08	2,382
Dealers Capital Access Trust	6,660	6.000	03/17/08	6,611
Dealers Capital Access Trust	26,000	4.550	03/28/08	25,829
Dealers Capital Access Trust	8,480	5.050	05/16/08	8,354
Falcon Asset Securitization Co. LLC	51,161	5.320	02/22/08	51,054
Falcon Asset Securitization Co. LLC	25,340	5.250	03/07/08	25,253
Galleon Capital LLC	60,000	5.550	02/25/08	59,780
Galleon Capital LLC	100,000	5.200	02/27/08	99,628
Galleon Capital LLC	100,000	5.330	02/28/08	99,601
Galleon Capital LLC	25,000	5.750	03/11/08	24,841
Giro Balanced Funging Corp	50,000	5.650	02/01/08	50,000
Giro Balanced Funging Corp	150,000	5.250	03/17/08	149,193
Giro Balanced Funging Corp	32,835	4.300	03/28/08	32,664
Gotham Funding Corp	64,289	5.300	02/25/08	64,143
Gotham Funding Corp	80,000	5.375	02/28/08	79,680
Long Lane Master Trust IV	50,000	5.370	02/22/08	49,845
Long Lane Master Trust IV	8,440	5.500	03/07/08	8,399
Long Lane Master Trust IV	100,000	5.560	03/25/08	99,186
Long Lane Master Trust IV	75,000	4.980	05/27/08	73,809

4	Schedule of Investments

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Louis Dreyfus Corp	50,000	4.200	02/22/08	49,878
Manhattan Asset Funding Co.	30,000	5.620	02/15/08	29,935
Manhattan Asset Funding Co.	50,000	4.200	02/20/08	49,890
Manhattan Asset Funding Co.	50,000	4.460	04/15/08	49,547
Three Pillars Funding	20,013	5.540	02/06/08	20,004
Three Pillars Funding	50,000	5.890	02/19/08	49,854
Three Pillars Funding	50,000	5.490	02/28/08	49,784
Three Pillars Funding	40,000	5.340	03/26/08	39,682
UBS Finance Delaware LLC	100,000	5.483	03/10/08	99,442
UBS Finance Delaware LLC	50,000	5.506	03/13/08	49,698
Victory Receivables Corp.	50,000	5.150	02/14/08	49,908
Victory Receivables Corp.	74,533	4.150	02/20/08	74,394
Victory Receivables Corp.	25,000	4.150	02/22/08	24,947
Victory Receivables Corp.	75,000	3.550	02/25/08	74,824
Westpac Securities NZ Ltd	50,000	4.895	03/25/08	49,645

Total Domestic Commercial Paper (amortized cost $2,572,984)				2,572,984

Eurodollar Certificates of Deposit - 1.8%
Calyon New York	117,467	3.320	02/01/08	117,468

Total Eurodollar Certificates of Deposit (amortized cost $117,468)				117,468

United States Government Agencies - 0.1%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater) (Ê)(ß)	6,563	3.382	12/01/17	6,618

Total United States Government Agencies (amortized cost $6,618)				6,618

Yankee Certificates of Deposit - 12.6%
Bank of Montreal (Chicago) (Ê)	100,000	4.970	05/22/08	100,000
Bank of Montreal (Chicago) (Ê)	25,000	5.320	05/23/08	25,000
Barclays Bank PLC (New York) (Ê)	37,600	4.043	03/17/08	37,593
Barclays Bank PLC (New York)	30,000	5.400	06/09/08	30,000
Barclays Bank PLC (New York) (Ê)	25,000	3.860	01/30/09	25,000
BNP Paribas (Ê)	50,000	4.870	04/28/08	50,000
Calyon (New York) (Ê)	12,400	3.600	05/19/08	12,392
Deutsche Bank Financial, Inc.	127,200	5.270	04/10/08	127,202
Royal Bank of Scotland PLC (New York) (Ê)	40,000	3.546	02/25/08	40,000
Royal Bank of Scotland PLC (New York) (Ê)	16,800	3.230	03/26/08	16,795
Royal Bank of Scotland PLC (New York) (Ê)	10,800	4.545	04/03/08	10,796
Societe Generale (New York)	100,000	5.417	07/03/08	100,000
Societe Generale (New York) (Ê)	85,000	3.250	07/30/08	85,000
UBS AG (Stamford)	27,000	5.105	04/01/08	26,998
UBS AG (Stamford)	30,000	4.920	06/12/08	30,000

Schedule of Investments	5

Russell Investment Company

Money Market Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

UBS AG (Stamford) (Ê)	60,000	3.200	06/23/08	60,000
UBS AG (Stamford)	30,000	4.051	09/16/08	29,942

Total Yankee Certificates of Deposit (amortized cost $806,718)				806,718

Total Investments - 99.9% (amortized cost $6,420,669)(†)				6,420,669

Other Assets and Liabilities, Net - 0.1%				5,341

Net Assets - 100.0%				6,426,010

See accompanying notes which are an integral part of the financial statements.

6	Schedule of Investments

Russell Investment Company

Money Market Funds

Notes to Schedules of Investments — January 31, 2008 (Unaudited)

Footnotes:

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(†)	The identified cost for Federal income tax purpose is the same as shown above.
#	All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(Å)	Illiquid and restricted security.

Abbreviations:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s for commercial paper obligations. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added “+” to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody’s Investor Services to commercial paper with a “superior capacity for repayment.”

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor’s Corporation to notes with a “very strong or strong capacity to pay principal and interest.”

7	Notes to Schedules of Investments

Russell Investment Company

Money Market Fund

Notes to Quarterly Report — January 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (“the Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Funds providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo is the Fund’s adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Fund’s administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory, administrative and transfer agency services.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values portfolio investments using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price the Fund would receive if it sold the instrument.

Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

Investment Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Related Parties

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the RIC Money Market Fund. As of January 31, 2008, $2,600,707,106 represents investment by other Investment Company Funds not presented herein and investments by the Russell Investment Funds (“RIF”) in the Fund. RIF employs the same investment adviser as RIC. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,000,000,000 is invested in the RIC Money Market Fund.

Notes to Quarterly Report	8

Russell Investment Company

Money Market Fund

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, often issued in private placement transactions, and not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

The Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by the Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Money Market Fund - 7.8%
Metropolitan Life Insurance Co.	11/06/07	150,000,000	100.00	150,000	150,000
Metropolitan Life Insurance Co.	11/27/07	50,000,000	100.00	50,000	50,000
New York Life Capital Corp.	05/14/07	150,000,000	100.00	150,000	150,000
New York Life Capital Corp.	11/15/07	100,000,000	100.00	100,000	100,000
Protective Life Insurance Co.	02/23/07	50,000,000	100.00	50,000	50,000

					500,000

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

9	Notes to Quarterly Report

Russell Investment Company

Money Market Fund

Shareholder Requests for Additional Information — January 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	10

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

2008 QUARTERLY REPORT

Institutional Funds

JANUARY 31, 2008

FUND	SHARE CLASS

Equity I Fund	E, I, Y

Equity II Fund	E, I, Y

Equity Q Fund	E, I, Y

International Fund	E, I, Y

Fixed Income III Fund	E, I, Y

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Company

Institutional Funds

Quarterly Report

January 31, 2008 (Unaudited)

Russell Investment Company - Institutional Funds.

Copyright © Russell Investment Group 2008. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member FINRA, part of Russell Investment Group.

Russell Investment Group and Standard & Poor’s Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Russell Investment Company

Equity I Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.3%
Auto and Transportation - 2.2%
American Axle & Manufacturing Holdings, Inc. (Ñ)	14,200	309
Autoliv, Inc. (Ñ)	8,800	439
BorgWarner, Inc. (Ñ)	10,800	547
CSX Corp.	34,750	1,685
Daimler AG	3,300	258
Expeditors International Washington, Inc. (Ñ)	34,250	1,620
Ford Motor Co. (Æ)(Ñ)	28,400	188
General Motors Corp. (Ñ)	210,450	5,958
JB Hunt Transport Services, Inc. (Ñ)	45,400	1,412
Magna International, Inc. Class A	2,800	220
Navistar International Corp. (Æ)(Ñ)	146,800	7,254
Norfolk Southern Corp.	125,370	6,819
Tidewater, Inc. (Ñ)	21,000	1,112
Toyota Motor Corp. - ADR	29,293	3,180
UAL Corp. (Ñ)	92,695	3,518
Union Pacific Corp.	58,512	7,316
Visteon Corp. (Æ)(Ñ)	140,100	560

		42,395

Consumer Discretionary - 10.3%
Accenture, Ltd. Class A	62,400	2,160
Activision, Inc. (Æ)	48,660	1,259
Amazon.Com, Inc. (Æ)(Ñ)	57,830	4,493
Apollo Group, Inc. Class A (Æ)	52,750	4,206
Avis Budget Group, Inc. (Æ)	20,200	270
Avon Products, Inc.	88,860	3,112
Black & Decker Corp. (Ñ)	4,800	348
Carnival Corp.	33,750	1,502
CBS Corp. Class B (Ñ)	43,200	1,088
Chico’s FAS, Inc. (Æ)(Ñ)	99,100	1,069
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	9,840	1,198
Citadel Broadcasting Corp. (Ñ)	1,174	2
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	291,379	6,474
Costco Wholesale Corp.	79,900	5,428
DISH Network Corp. Class A (Æ)	16,165	457
Dolby Laboratories, Inc. Class A (Æ)	31,400	1,353
eBay, Inc. (Æ)	186,500	5,015
Electronic Arts, Inc. (Æ)(Ñ)	62,800	2,975
Family Dollar Stores, Inc. (Ñ)	8,400	177
GameStop Corp. Class A (Æ)	33,841	1,751
Gannett Co., Inc. (Ñ)	19,900	736
Gap, Inc. (The)	24,400	467

	Principal Amount ($) or Shares	Market Value $
Google, Inc. Class A (Æ)	53,440	30,156
Guess ?, Inc. (Ñ)	85,350	3,184
Home Depot, Inc.	48,400	1,484
Idearc, Inc. (Ñ)	24,600	400
Intercontinental Hotels Group PLC - ADR (Ñ)	92,002	1,427
International Game Technology	72,800	3,106
JC Penney Co., Inc.	66,000	3,129
Jones Apparel Group, Inc. (Ñ)	24,500	412
Las Vegas Sands Corp. (Æ)(Ñ)	52,160	4,573
Liberty Media Corp. - Capital Series A (Æ)	25,482	2,742
Limited Brands, Inc. (Ñ)	12,900	246
Lowe’s Cos., Inc.	119,435	3,158
Macy’s, Inc.	169,730	4,691
Mattel, Inc.	18,900	397
McDonald’s Corp.	471,999	25,276
MGM Mirage (Æ)	56,264	4,120
Nike, Inc. Class B (Ñ)	140,180	8,658
Nintendo Co., Ltd. - ADR (Ñ)	23,250	1,435
Nordstrom, Inc. (Ñ)	59,130	2,300
Phillips-Van Heusen Corp.	46,800	1,972
Priceline.com, Inc. (Æ)(Ñ)	10,000	1,085
RadioShack Corp. (Ñ)	26,800	465
Royal Caribbean Cruises, Ltd. (Ñ)	129,300	5,208
Saks, Inc. (Æ)(Ñ)	125,400	2,263
Staples, Inc.	17,500	419
Target Corp. (Ñ)	106,600	5,925
Time Warner, Inc.	41,600	655
TJX Cos., Inc.	84,700	2,673
VF Corp.	9,300	720
Viacom, Inc. Class B (Æ)	110,700	4,291
Wal-Mart Stores, Inc.	71,200	3,623
Walt Disney Co. (The)	173,000	5,178
Wendy’s International, Inc.	9,500	232
Wynn Resorts, Ltd. (Ñ)	55,387	6,368
XM Satellite Radio Holdings, Inc. Class A (Æ)(Ñ)	271,800	3,370
Yum! Brands, Inc.	148,220	5,063

		195,944

Consumer Staples - 6.4%
Altria Group, Inc.	154,530	11,716
Coca-Cola Co. (The)	536,612	31,751
Coca-Cola Enterprises, Inc. (Ñ)	21,100	487
Colgate-Palmolive Co.	59,600	4,589
ConAgra Foods, Inc.	11,300	243
Diageo PLC - ADR	31,400	2,534

Equity I Fund	3

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fomento Economico Mexicano SAB de CV - ADR	87,600	3,169
General Mills, Inc.	77,300	4,221
Heineken NV - ADR	73,888	2,050
Kraft Foods, Inc. Class A	125,200	3,663
Kroger Co. (The)	14,100	359
Molson Coors Brewing Co. Class B (Ñ)	28,200	1,260
Nestle SA - ADR	38,330	4,276
PepsiCo, Inc.	140,960	9,612
Procter & Gamble Co.	444,510	29,315
Sara Lee Corp.	40,100	564
Smithfield Foods, Inc. (Æ)(Ñ)	1,350	38
SUPERVALU, Inc. (Ñ)	26,500	797
Tesco PLC - ADR	64,559	1,607
Tyson Foods, Inc. Class A (Ñ)	119,250	1,699
Unilever NV	131,300	4,270
Wm. Wrigley Jr. Co.	61,127	3,511

		121,731

Financial Services - 16.4%
ACE, Ltd.	101,750	5,936
Allstate Corp. (The)	145,050	7,147
Ambac Financial Group, Inc. (Ñ)	3,300	39
American International Group, Inc.	291,850	16,098
Annaly Capital Management, Inc. (ö)	440,025	8,677
AON Corp. (Ñ)	49,940	2,173
Bank of America Corp.	403,083	17,877
Bank of New York Mellon Corp. (The)	232,422	10,838
BlackRock, Inc. Class A (Ñ)	7,670	1,696
Capital One Financial Corp. (Ñ)	100,850	5,528
Chubb Corp.	37,670	1,951
CIT Group, Inc.	20,200	565
Citigroup, Inc.	364,890	10,297
CME Group, Inc.	4,430	2,742
Comerica, Inc.	13,200	576
Deutsche Bank AG (Ñ)	2,600	293
Discover Financial Services	45,900	803
Everest Re Group, Ltd.	1,500	152
Federal National Mortgage Association (Ñ)	190,770	6,459
Fidelity National Financial, Inc. Class A (Ñ)	158,200	3,115
Fifth Third Bancorp (Ñ)	52,800	1,431
Freddie Mac (Ñ)	286,550	8,708
Genworth Financial, Inc. Class A	413,150	10,056
Goldman Sachs Group, Inc. (The)	134,166	26,936
Hartford Financial Services Group, Inc.	104,200	8,416

	Principal Amount ($) or Shares	Market Value $
Host Hotels & Resorts, Inc. (ö)	234,750	3,930
IntercontinentalExchange, Inc. (Æ)	14,810	2,073
iShares Russell 1000 Value Index Fund	83,950	6,452
iStar Financial, Inc. (ö)(Ñ)	11,050	295
JPMorgan Chase & Co.	663,167	31,534
Keycorp	18,200	476
Lehman Brothers Holdings, Inc. (Ñ)	135,787	8,713
Mastercard, Inc. Class A (Ñ)	68,196	14,117
MBIA, Inc. (Ñ)	5,800	90
Merrill Lynch & Co., Inc.	47,430	2,675
MetLife, Inc.	119,210	7,030
MFA Mortgage Investments, Inc. (ö)	205,750	2,099
Morgan Stanley	276,850	13,685
National City Corp. (Ñ)	93,160	1,657
Old Republic International Corp. (Ñ)	28,600	427
PartnerRe, Ltd. - ADR	5,300	420
PMI Group, Inc. (The) (Ñ)	58,050	551
Prudential Financial, Inc.	29,600	2,497
Redwood Trust, Inc. (ö)(Ñ)	63,900	2,652
RenaissanceRe Holdings, Ltd.	39,425	2,247
State Street Corp.	61,400	5,042
SunTrust Banks, Inc.	39,930	2,753
Torchmark Corp.	3,400	208
Travelers Cos., Inc. (The)	110,085	5,295
UBS AG	101,520	4,192
Unum Group (Ñ)	65,900	1,491
US Bancorp	7,974	271
Wachovia Corp. (Ñ)	279,250	10,871
Washington Mutual, Inc. (Ñ)	45,285	902
Wells Fargo & Co.	478,542	16,275
Western Union Co. (The)	85,700	1,920
XL Capital, Ltd. Class A (Ñ)	4,750	214

		311,563

Health Care - 12.1%
Abbott Laboratories	111,000	6,249
Alcon, Inc.	19,400	2,755
Allergan, Inc./United States (Ñ)	132,980	8,935
AmerisourceBergen Corp. Class A	11,000	513
Amylin Pharmaceuticals, Inc. (Æ)(Ñ)	46,377	1,375
Baxter International, Inc.	87,810	5,334
Boston Scientific Corp. (Æ)	81,000	983
Brookdale Senior Living, Inc. (Ñ)	5,200	116
Cardinal Health, Inc.	4,700	272
Charles River Laboratories International, Inc. (Æ)	25,620	1,591
Cooper Cos., Inc. (The) (Ñ)	41,400	1,630

4	Equity I Fund

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Covidien, Ltd.	135,975	6,069
CVS Caremark Corp.	563,365	22,011
Dentsply International, Inc.	25,700	1,062
Eli Lilly & Co.	17,300	891
Express Scripts, Inc. Class A (Æ)(Ñ)	51,400	3,469
Genentech, Inc. (Æ)	77,200	5,419
Genzyme Corp. (Æ)	56,300	4,399
Gilead Sciences, Inc. (Æ)	399,180	18,239
GlaxoSmithKline PLC - ADR	21,060	998
Human Genome Sciences, Inc. (Æ)(Ñ)	221,500	1,236
Intuitive Surgical, Inc. (Æ)	22,606	5,742
Johnson & Johnson	145,880	9,228
Medco Health Solutions, Inc. (Æ)	138,800	6,951
Merck & Co., Inc.	643,585	29,785
Millennium Pharmaceuticals, Inc. (Æ)(Ñ)	130,800	1,984
Mylan, Inc. (Ñ)	165,700	2,471
Novartis AG - ADR	141,050	7,139
Omnicare, Inc. (Ñ)	114,800	2,542
Pfizer, Inc.	365,200	8,542
PharMerica Corp. (Æ)(Ñ)	291	4
Schering-Plough Corp.	511,400	10,008
Shire PLC - ADR (Ñ)	20,650	1,112
St. Jude Medical, Inc. (Æ)	84,134	3,408
Stericycle, Inc. (Æ)(Ñ)	26,950	1,597
Stryker Corp.	96,800	6,483
Teva Pharmaceutical Industries, Ltd. - ADR	72,900	3,356
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	217,120	11,179
UnitedHealth Group, Inc.	206,184	10,482
WellPoint, Inc. (Æ)	37,060	2,898
Wyeth	297,570	11,843

		230,300

Integrated Oils - 5.5%
BP PLC - ADR (Ñ)	5,400	344
Chevron Corp.	153,181	12,944
ConocoPhillips	80,520	6,467
Exxon Mobil Corp.	313,380	27,076
Hess Corp.	175,481	15,939
Marathon Oil Corp.	65,930	3,089
Occidental Petroleum Corp.	273,950	18,593
Petroleo Brasileiro SA - ADR	67,821	7,538
Royal Dutch Shell PLC - ADR	4,400	314
Total SA - ADR	150,530	10,956

		103,260

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - 4.9%
Agrium, Inc.	74,800	4,819
Air Products & Chemicals, Inc.	18,847	1,697
Alcoa, Inc.	46,900	1,552
Allegheny Technologies, Inc.	16,879	1,188
ArcelorMittal (Ñ)	8,800	584
Archer-Daniels-Midland Co.	113,140	4,984
Ball Corp.	7,600	349
Bunge, Ltd.	16,700	1,978
Cameco Corp.	40,450	1,369
Chicago Bridge & Iron Co. NV	33,200	1,477
Cytec Industries, Inc.	61,450	3,479
Dow Chemical Co. (The)	51,900	2,006
EI Du Pont de Nemours & Co. (Ñ)	218,350	9,865
Fluor Corp.	29,900	3,638
International Paper Co. (Ñ)	9,000	290
Lennar Corp. Class B (Ñ)	6,400	123
Louisiana-Pacific Corp. (Ñ)	24,400	373
Lubrizol Corp.	6,650	350
Masco Corp. (Ñ)	285,820	6,554
Monsanto Co.	180,705	20,318
Mosaic Co. (The) (Æ)	18,060	1,644
Nalco Holding Co.	34,374	720
Nucor Corp.	55,100	3,185
Potash Corp. of Saskatchewan	27,100	3,818
PPG Industries, Inc. (Ñ)	85,800	5,671
Praxair, Inc.	73,220	5,924
Rohm & Haas Co. (Ñ)	89,100	4,753
Smurfit-Stone Container Corp. (Æ)(Ñ)	24,300	231
Sonoco Products Co. (Ñ)	17,700	546
St. Joe Co. (The)	3,800	147

		93,632

Miscellaneous - 2.4%
3M Co.	30,480	2,428
ABB, Ltd. - ADR	94,550	2,364
Brunswick Corp. (Ñ)	23,300	442
Eaton Corp. (Ñ)	29,310	2,426
General Electric Co.	776,531	27,497
Honeywell International, Inc.	53,360	3,152
SPX Corp.	8,950	900
Textron, Inc.	107,100	6,003

		45,212

Other Energy - 6.0%
Arch Coal, Inc. (Ñ)	219,400	9,654
Baker Hughes, Inc.	117,100	7,603
Cameron International Corp. (Æ)(Ñ)	132,400	5,331

Equity I Fund	5

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Consol Energy, Inc.	156,890	11,453
Devon Energy Corp.	271,476	23,070
Diamond Offshore Drilling, Inc. (Ñ)	21,450	2,422
Halliburton Co.	107,300	3,559
Massey Energy Co.	66,250	2,463
National Oilwell Varco, Inc. (Æ)	49,500	2,981
Peabody Energy Corp. (Ñ)	5,100	276
Reliant Energy, Inc. (Æ)	280,100	5,958
Schlumberger, Ltd.	197,101	14,873
Transocean, Inc. (Æ)	36,322	4,453
Valero Energy Corp.	3,800	225
Williams Cos., Inc.	242,091	7,740
XTO Energy, Inc.	174,304	9,053

		111,114

Producer Durables - 5.4%
Applied Materials, Inc.	423,780	7,594
Boeing Co.	27,650	2,300
Bombardier, Inc. (Æ)	526,800	2,597
Caterpillar, Inc.	4,800	341
Centex Corp. (Ñ)	129,950	3,610
Deere & Co.	92,414	8,110
DR Horton, Inc. (Ñ)	52,550	907
Emerson Electric Co.	199,200	10,127
Goodrich Corp.	4,900	307
Ingersoll-Rand Co., Ltd. Class A	19,700	779
KB Home (Ñ)	17,600	484
Lexmark International, Inc. Class A (Æ)(Ñ)	8,000	290
Lockheed Martin Corp.	190,962	20,609
Nokia OYJ - ADR (Ñ)	211,350	7,809
Northrop Grumman Corp.	77,140	6,122
NVR, Inc. (Æ)(Ñ)	6,800	4,294
Parker Hannifin Corp. (Ñ)	74,854	5,061
Pitney Bowes, Inc.	7,900	290
Pulte Homes, Inc. (Ñ)	24,800	405
Raytheon Co.	120,710	7,863
United Technologies Corp.	178,931	13,135

		103,034

Technology - 13.2%
Amphenol Corp. Class A (Ñ)	212,308	8,480
Analog Devices, Inc.	82,579	2,342
Apple, Inc. (Æ)	170,607	23,093
Applera Corp. - Applied Biosystems Group	78,700	2,481
Arrow Electronics, Inc. (Æ)	16,500	565
AU Optronics Corp. - ADR	287,045	4,762

	Principal Amount ($) or Shares	Market Value $
Avnet, Inc. (Æ)	20,400	726
BearingPoint, Inc. (Æ)(Ñ)	361,700	709
Broadcom Corp. Class A (Æ)	143,900	3,177
Celestica, Inc. (Æ)	162,000	912
Cisco Systems, Inc. (Æ)	1,005,400	24,632
Corning, Inc. 2008	274,070	6,597
Dell, Inc. (Æ)	225,500	4,519
First Solar, Inc. (Æ)	9,200	1,672
Flextronics International, Ltd. (Æ)	20,450	239
Garmin, Ltd. (Ñ)	24,300	1,753
General Dynamics Corp.	73,818	6,235
Hewlett-Packard Co.	564,395	24,692
Ingram Micro, Inc. Class A (Æ)	29,500	524
Intel Corp.	693,139	14,695
International Business Machines Corp.	102,160	10,966
International Rectifier Corp. (Æ)(Ñ)	65,100	1,812
Juniper Networks, Inc. (Æ)	78,500	2,131
Linear Technology Corp. (Ñ)	49,000	1,356
Maxim Integrated Products, Inc.	150,300	2,955
MEMC Electronic Materials, Inc. (Æ)	77,200	5,517
Microsoft Corp.	1,020,844	33,279
Motorola, Inc.	85,900	990
Nvidia Corp.	78,600	1,933
Oracle Corp. (Æ)	427,040	8,776
Qimonda AG - ADR (Æ)(Ñ)	156,150	1,073
Qualcomm, Inc.	396,220	16,808
Research In Motion, Ltd. (Æ)	77,308	7,258
Salesforce.com, Inc. (Æ)(Ñ)	19,930	1,042
SanDisk Corp. (Æ)	8,650	220
Sanmina-SCI Corp. (Æ)	132,400	208
Seagate Technology, Inc. (Æ)	9,400	—
Siemens AG - ADR	11,500	1,493
Sunpower Corp. Class A (Æ)(Ñ)	25,870	1,787
Texas Instruments, Inc.	163,100	5,045
Tyco Electronics, Ltd.	353,077	11,938

		249,392

Utilities - 4.6%
Ameren Corp.	18,500	829
America Movil SAB de CV Series L	53,814	3,224
American Electric Power Co., Inc.	26,200	1,122
AT&T, Inc.	864,351	33,269
Atmos Energy Corp. (Ñ)	15,900	457
China Mobile, Ltd. - ADR (Ñ)	63,578	4,806
CMS Energy Corp. (Ñ)	33,800	530
Constellation Energy Group, Inc.	8,700	817
Dominion Resources, Inc.	57,400	2,468
Duke Energy Corp.	36,400	679

6	Equity I Fund

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Embarq Corp.	88,878	4,026
Entergy Corp.	3,600	389
Progress Energy, Inc. - CVO	3,200	1
Public Service Enterprise Group, Inc.	40,840	3,921
Sprint Nextel Corp.	245,000	2,580
Verizon Communications, Inc.	339,979	13,205
Vimpel-Communications - ADR	83,300	2,869
Vodafone Group PLC - ADR	296,750	10,327
Wisconsin Energy Corp.	15,100	688

		86,207

Total Common Stocks
(cost $1,529,357)		1,693,784

Preferred Stocks - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. (Æ)	450	519

Total Preferred Stocks
(cost $443)		519

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 8.3%
Russell Investment Company Money Market Fund	148,647,285	148,647
United States Treasury Bills (ç)(ž)(§)
1.728% due 03/20/08	400	399
2.115% due 03/20/08	400	399
2.962% due 03/20/08	6,000	5.977
3.027% due 03/20/08	400	398
3.109% due 03/20/08	100	100
3.114% due 03/20/08	500	498

Total Short-Term Investments
(cost $156,418)		156,418

Other Securities - 9.5%
Russell Investment Company Money Market Fund (×)	53,124,720	53,125
State Street Securities Lending Quality Trust (×)	127,067,447	127,067

Total Other Securities
(cost $180,192)		180,192

Total Investments - 107.1%
(identified cost $1,866,410)		2,030,913

Other Assets and Liabilities, Net - (7.1%)		(134,881)

Net Assets - 100.0%		1,896,032

See accompanying notes which are an integral part of the financial statements.

Equity I Fund	7

Russell Investment Company

Equity I Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 03/08 (24)	USD	9,020	(739)
Russell 1000 Mini Index (CME) expiration date 03/08 (22)	USD	1,654	(127)
S&P 500 E-Mini Index (CME) expiration date 03/08 (846)	USD	58,357	(4,298)
S&P 500 Index (CME) expiration date 03/08 (305)	USD	105,195	(1,698)
S&P Midcap 400 E-Mini Index (CME) expiration date 03/08 (352)	USD	28,385	(2,295)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(9,157)

See accompanying notes which are an integral part of the financial statements.

8	Equity I Fund

Russell Investment Company

Equity II Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.8%
Auto and Transportation - 3.6%
AAR Corp. (Æ)(Ñ)	60,361	1,778
Accuride Corp. (Æ)(Ñ)	17,619	110
Aftermarket Technology Corp. (Æ)	11,800	300
Alaska Air Group, Inc. (Æ)(Ñ)	15,200	385
Allegiant Travel Co. (Æ)	8,553	268
Amerigon, Inc. (Æ)(Ñ)	16,200	277
Bristow Group, Inc. (Æ)(Ñ)	12,475	628
CH Robinson Worldwide, Inc.	14,792	822
Con-way, Inc. (Ñ)	18,600	906
Continental Airlines, Inc. Class A (Æ)(Ñ)	4,454	121
Dana Corp. (Æ)(Ñ)	84,800	—
Danaos Corp. (Ñ)	9,500	256
DryShips, Inc. (Ñ)	9,228	687
Dynamex, Inc. (Æ)(Ñ)	22	1
Expeditors International Washington, Inc. (Ñ)	20,401	965
FreightCar America, Inc.	4,800	181
Frozen Food Express Industries (Ñ)	59,058	336
HUB Group, Inc. Class A (Æ)	31,396	915
K-Sea Transportation Partners, LP (Ñ)	15,100	557
Kansas City Southern (Æ)(Ñ)	10,300	370
Kirby Corp. (Æ)	23,365	1,074
Lear Corp. (Æ)	14,900	437
Mesa Air Group, Inc. (Æ)(Ñ)	9,866	35
Modine Manufacturing Co. (Ñ)	12,300	190
Navistar International Corp. (Æ)(Ñ)	3,500	173
Northwest Airlines Corp. (Æ)	34,800	651
Polaris Industries, Inc.	186	8
Sauer-Danfoss, Inc. (Ñ)	2,000	43
Skywest, Inc. (Ñ)	19,004	494
StealthGas, Inc. (Ñ)	51,084	719
Stoneridge, Inc. (Æ)	6,700	60
TBS International, Ltd. Class A (Æ)(Ñ)	1,600	53
Teekay Corp. (Ñ)	8,100	383
Tidewater, Inc. (Ñ)	11,500	609
TRW Automotive Holdings Corp. (Æ)	30,600	702
UTi Worldwide, Inc. (Ñ)	31,504	589
Visteon Corp. (Æ)(Ñ)	6,300	25
Vitran Corp., Inc. Class A (Æ)	27,100	387
WABCO Holdings, Inc.	5,532	223
Wabtec Corp. (Ñ)	50,296	1,730

		18,448

	Principal Amount ($) or Shares	Market Value $
Consumer Discretionary - 13.5%
1-800-FLOWERS.COM, Inc. Class A (Æ)(Ñ)	204	2
Abercrombie & Fitch Co. Class A (Ñ)	20,000	1,594
ABM Industries, Inc. (Ñ)	17,319	359
Activision, Inc. (Æ)	110,489	2,858
Administaff, Inc. (Ñ)	8,180	245
Advance Auto Parts, Inc.	8,600	307
Advisory Board Co. (The) (Æ)	19,578	1,248
Alberto-Culver Co. Class B	37,100	994
America’s Car-Mart, Inc. (Æ)(Ñ)	530	6
American Eagle Outfitters, Inc. (Ñ)	28,500	656
American Greetings Corp. Class A (Ñ)	17,379	357
American Woodmark Corp. (Ñ)	12,301	258
AMN Healthcare Services, Inc. (Æ)	1,794	28
AnnTaylor Stores Corp. (Æ)	7,362	185
Apollo Group, Inc. Class A (Æ)	15,726	1,254
Asbury Automotive Group, Inc. (Ñ)	10,800	153
AutoNation, Inc. (Æ)(Ñ)	29,900	487
Bally Technologies, Inc. (Æ)(Ñ)	36,911	1,758
Barnes & Noble, Inc. (Ñ)	27,300	927
Big Lots, Inc. (Æ)(Ñ)	18,297	318
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	40,500	1,314
Blockbuster, Inc. Class A (Æ)(Ñ)	35,290	110
Blyth, Inc.	18,700	407
Bob Evans Farms, Inc. (Ñ)	8,634	257
Books-A-Million, Inc. Class A (Ñ)	784	8
Bowne & Co., Inc. (Ñ)	15,176	187
Brightpoint, Inc. (Æ)(Ñ)	21,600	275
Brown Shoe Co., Inc. (Ñ)	3,979	68
Buckle, Inc. (The) (Ñ)	7,850	326
Callaway Golf Co.	39	1
Capella Education Co. (Æ)	2,128	134
Capital Senior Living Corp. (Æ)	4,330	33
Carter’s, Inc. (Æ)(Ñ)	7,900	145
CBRL Group, Inc. (Ñ)	10,420	326
CCA Industries, Inc.	49,538	452
CDI Corp.	7,600	148
Chemed Corp. (Ñ)	34,036	1,744
Cherokee, Inc.	700	24
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	2,300	280
Christopher & Banks Corp. (Ñ)	6,084	78
Convergys Corp. (Æ)	78,500	1,218
Copart, Inc. (Æ)	2,800	114
Corinthian Colleges, Inc. (Æ)(Ñ)	27,000	228
Corrections Corp. of America (Æ)(Ñ)	24,200	642
Darden Restaurants, Inc.	6,500	184

Equity II Fund	9

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Denny’s Corp. (Æ)(Ñ)	29,223	99
DeVry, Inc. (Ñ)	32,114	1,772
Discovery Holding Co. Class A (Æ)(Ñ)	11,500	267
Dolby Laboratories, Inc. Class A (Æ)	14,700	633
Dollar Tree Stores, Inc. (Æ)	13,000	364
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	26,100	638
Dress Barn, Inc. (Æ)(Ñ)	4,157	51
Earthlink, Inc. (Æ)(Ñ)	66,400	452
Electronic Arts, Inc. Series C (Æ)	24,302	1,151
Elizabeth Arden, Inc. (Æ)(Ñ)	4,029	81
Ethan Allen Interiors, Inc. (Ñ)	20,789	643
Ezcorp, Inc. Class A (Æ)	12,406	164
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	26,300	1,264
Fossil, Inc. (Æ)	1,015	34
FTD Group, Inc.	17,200	219
FTI Consulting, Inc. (Æ)(Ñ)	25,200	1,394
Gaiam, Inc. Class A (Æ)(Ñ)	27,098	660
GameStop Corp. Class A (Æ)	20,148	1,042
Geo Group, Inc. (The) (Æ)(Ñ)	65,371	1,564
Greenfield Online, Inc. (Æ)(Ñ)	1,369	18
Harte-Hanks, Inc. (Ñ)	245	4
Hasbro, Inc. (Ñ)	36,700	953
Helen of Troy, Ltd. (Æ)(Ñ)	22,600	384
Hewitt Associates, Inc. Class A (Æ)	29,700	1,104
Hudson Highland Group, Inc. (Æ)(Ñ)	13,490	92
ICF International, Inc. (Æ)	13,800	358
Idearc, Inc. (Ñ)	1,100	18
Ihop Corp. (Ñ)	3,501	186
IKON Office Solutions, Inc. (Ñ)	18,654	153
Infospace, Inc. (Ñ)	16,300	155
Insight Enterprises, Inc. (Æ)	5,000	86
International Speedway Corp. Class A	13,400	549
inVentiv Health, Inc. (Æ)(Ñ)	31,160	1,025
J Crew Group, Inc. (Æ)(Ñ)	5,400	247
Jack in the Box, Inc. (Æ)	22,500	658
Jakks Pacific, Inc. (Æ)(Ñ)	14,093	332
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	23,000	627
Journal Communications, Inc. Class A (Ñ)	29,775	246
Kelly Services, Inc. Class A (Ñ)	10,600	183
Learning Tree International, Inc. (Æ)	11,052	199
LECG Corp. (Æ)(Ñ)	389	3
Lin TV Corp. Class A (Æ)(Ñ)	17,503	228
LKQ Corp. (Æ)(Ñ)	42,484	760
Macy’s, Inc. (Ñ)	20,513	567
MAXIMUS, Inc.	5,502	194

	Principal Amount ($) or Shares	Market Value $
Media General, Inc. Class A (Ñ)	9,286	177
Meredith Corp.	13,500	634
Movado Group, Inc. (Ñ)	11	—
Net 1 UEPS Technologies, Inc. (Æ)	8,556	245
NetFlix, Inc. (Æ)(Ñ)	3,009	76
Nu Skin Enterprises, Inc. Class A (Ñ)	10,900	179
Nuco2, Inc. (Æ)(Ñ)	89	3
NutriSystem, Inc. (Æ)(Ñ)	8,363	239
O’Charleys, Inc. (Ñ)	19,911	276
O’Reilly Automotive, Inc. (Æ)	19,717	580
Orient-Express Hotels, Ltd. Class A (Ñ)	20,060	1,038
Overstock.com, Inc. (Æ)(Ñ)	2,087	22
PC Connection, Inc. (Æ)	6,500	82
Perficient, Inc. (Æ)(Ñ)	98,040	1,362
Perry Ellis International, Inc. (Æ)	1,399	25
PetMed Express, Inc. (Æ)(Ñ)	3,737	46
Phillips-Van Heusen Corp. (Ñ)	38,020	1,602
Pier 1 Imports, Inc. (Æ)(Ñ)	68,500	469
Playboy Enterprises, Inc. Class B (Æ)(Ñ)	7,265	62
Pre-Paid Legal Services, Inc. (Æ)(Ñ)	2,622	146
PRG-Schultz International, Inc. (Æ)	2,368	19
priceline.com, Inc. (Æ)(Ñ)	5,266	571
Quiksilver, Inc. (Æ)(Ñ)	50,500	481
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	7,157	250
Rent-A-Center, Inc. Class A (Æ)(Ñ)	25,000	428
Republic Services, Inc. Class A	53,008	1,590
Revlon, Inc. Class A (Æ)(Ñ)	31,900	34
Rush Enterprises, Inc. Class A (Æ)(Ñ)	12,618	212
Sally Beauty Holdings, Inc. (Æ)(Ñ)	25,416	207
Scholastic Corp. (Æ)(Ñ)	21,251	728
Select Comfort Corp. (Æ)(Ñ)	2,073	16
Service Corp. International (Ñ)	21,700	261
Sinclair Broadcast Group, Inc. Class A (Ñ)	21,442	193
Sohu.com, Inc. (Æ)	3,300	154
Sonic Automotive, Inc. Class A (Ñ)	18,300	367
Spectrum Brands, Inc. (Æ)	6,500	30
Spherion Corp. (Æ)(Ñ)	39,300	263
Stage Stores, Inc. (Ñ)	30,059	360
Stamps.com, Inc. (Æ)(Ñ)	8,714	92
Stanley Furniture Co., Inc.	2,300	31
Stanley Works (The)	11,000	565
Stewart Enterprises, Inc. Class A (Ñ)	52,500	374
Strayer Education, Inc. (Ñ)	2,100	362
Sturm Ruger & Co., Inc. (Æ)(Ñ)	1,841	17

10	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tech Data Corp. (Æ)	18,600	639
Toro Co. (Ñ)	2,900	143
United Natural Foods, Inc. (Æ)(Ñ)	24,720	593
United Online, Inc. (Ñ)	40,600	454
United Stationers, Inc. (Æ)(Ñ)	9,200	508
Universal Electronics, Inc. (Æ)(Ñ)	304	7
Urban Outfitters, Inc. (Æ)(Ñ)	38,360	1,112
Valueclick, Inc. (Æ)	14,649	320
VeriSign, Inc. (Æ)(Ñ)	48,994	1,662
Viad Corp.	12,800	342
Volt Information Sciences, Inc. (Æ)(Ñ)	6,500	121
Warnaco Group, Inc. (The) (Æ)(Ñ)	14,400	517
Warner Music Group Corp. (Ñ)	77,670	617
Washington Post Co. (The) Class B (Ñ)	1,050	781
Waste Connections, Inc. (Æ)	42,141	1,229
WESCO International, Inc. (Æ)	15,000	634
West Marine, Inc. (Æ)(Ñ)	5,539	47
Westwood One, Inc. (Ñ)	54,300	86
Whirlpool Corp. (Ñ)	6,800	579
Williams-Sonoma, Inc.	5,878	156
WMS Industries, Inc. (Æ)(Ñ)	1,729	65

		69,998

Consumer Staples - 1.5%
Alliance One International, Inc. (Æ)(Ñ)	57,826	218
Boston Beer Co., Inc. Class A (Æ)(Ñ)	1,113	40
Casey’s General Stores, Inc. (Ñ)	8,053	209
Chiquita Brands International, Inc. (Æ)(Ñ)	12,950	242
Coca-Cola Bottling Co. Consolidated (Ñ)	8,649	519
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	49,300	1,580
Great Atlantic & Pacific Tea Co. (Æ)	110	3
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	22,062	850
JM Smucker Co. (The)	8,100	379
Loews Corp. - Carolina Group	13,000	1,068
Molson Coors Brewing Co. Class B (Ñ)	14,500	648
Nash Finch Co. (Ñ)	10,349	369
NBTY, Inc. (Æ)	1,362	33
PepsiAmericas, Inc.	9,000	222
Ruddick Corp. (Ñ)	20,332	693
Schweitzer-Mauduit International, Inc.	6,600	157
TreeHouse Foods, Inc. (Æ)(Ñ)	10,200	213
Universal Corp. (Ñ)	7,958	396
Vector Group, Ltd. (Ñ)	554	10

		7,849

	Principal Amount ($) or Shares	Market Value $
Financial Services - 15.8%
Advance America Cash Advance Centers, Inc. (Ñ)	40,715	364
Advanta Corp. Class B (Ñ)	754	8
Affiliated Managers Group, Inc. (Æ)(Ñ)	15,578	1,531
Alexander’s, Inc. (Æ)(ö)(Ñ)	299	105
Alliance Data Systems Corp. (Æ)	11,190	562
Allied World Assurance Co. Holdings, Ltd.	9,200	438
AMB Property Corp. (ö)	4,300	218
American Financial Group, Inc. (Ñ)	31,400	871
Amerisafe, Inc. (Æ)	14,841	204
Amtrust Financial Services, Inc. (Ñ)	14,188	223
Annaly Capital Management, Inc. (ö)	49,000	966
Anthracite Capital, Inc. (ö)(Ñ)	19,358	145
Anworth Mortgage Asset Corp. (ö)	33,600	298
Apollo Investment Corp. (Ñ)	19,200	291
Arch Capital Group, Ltd. (Æ)	22,400	1,578
Ares Capital Corp. (Ñ)	41,000	573
Arthur J Gallagher & Co. (Ñ)	28,600	727
Ashford Hospitality Trust, Inc. (ö)(Ñ)	131,520	822
Aspen Insurance Holdings, Ltd.	57,801	1,631
Assurant, Inc.	32,364	2,100
Asta Funding, Inc.	2,000	40
Axis Capital Holdings, Ltd.	54,672	2,189
Bancfirst Corp. (Ñ)	2,500	113
Banco Latinoamericano de Exportaciones SA Class E (Ñ)	9,800	151
Bancorp, Inc. (Æ)(Ñ)	89	1
Bancorpsouth, Inc. (Ñ)	11,900	292
Bank of Hawaii Corp. (Ñ)	11,400	574
BankAtlantic Bancorp, Inc. Class A	2,500	14
BankUnited Financial Corp. Class A (Ñ)	17,083	101
Bear Stearns Cos., Inc. (The) (Ñ)	5,250	474
BOK Financial Corp. (Ñ)	4,720	257
Broadridge Financial Solutions, Inc.	52,900	1,146
Calamos Asset Management, Inc. Class A	8,855	193
Capital Trust, Inc. Class A (ö)	191	5
Capitol Bancorp, Ltd. (Ñ)	7,400	154
Cash America International, Inc. (Ñ)	12,207	397
Cathay General Bancorp (Ñ)	4,110	107
CBRE Realty Finance, Inc. (ö)	5,500	31
Center Financial Corp.	106	1
Central Pacific Financial Corp. (Ñ)	7,150	136
CIT Group, Inc. (Ñ)	8,800	246
City Bank (Ñ)	3,420	75

Equity II Fund	11

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

City National Corp. (Ñ)	14,100	802
CNA Surety Corp. (Æ)(Ñ)	40,633	724
Colonial BancGroup, Inc. (The) (Ñ)	31,525	495
Commerce Bancshares, Inc. City MO (Ñ)	13,856	615
Community Bancorp (Æ)(Ñ)	2,359	39
Corus Bankshares, Inc. (Ñ)	28,258	359
Cullen/Frost Bankers, Inc. (Ñ)	11,100	604
Cybersource Corp. (Æ)	36,000	603
DCT Industrial Trust, Inc. (ö)(Ñ)	64	1
Deerfield Capital Corp. (ö)(Ñ)	14,300	114
Delphi Financial Group, Inc. Class A	5,075	159
Deluxe Corp. (Ñ)	31,156	758
DiamondRock Hospitality Co. (ö)	4,535	60
Digital Realty Trust, Inc. (ö)(Ñ)	7,732	276
East West Bancorp, Inc. (Ñ)	35,209	847
EastGroup Properties, Inc. (ö)(Ñ)	5,300	219
Education Realty Trust, Inc. (ö)	15,851	187
EMC Insurance Group, Inc. (Ñ)	1,600	38
Equity Lifestyle Properties, Inc. (ö)(Ñ)	3,679	161
Euronet Worldwide, Inc. (Æ)	57,941	1,532
Factset Research Systems, Inc. (Ñ)	8,900	498
Fair Isaac Corp. (Ñ)	4,038	103
FBL Financial Group, Inc. Class A	5,300	175
FCStone Group, Inc. (Æ)(Ñ)	19,200	852
Fidelity National Financial, Inc. Class A (Ñ)	49,000	965
First American Corp. (Ñ)	17,100	745
First Financial Bancorp	6,100	71
First Industrial Realty Trust, Inc. (ö)(Ñ)	14,500	505
First Mutual Bancshares, Inc.	31,310	843
First Regional Bancorp (Æ)(Ñ)	20,849	423
FirstFed Financial Corp. (Æ)(Ñ)	1,343	56
Frontier Financial Corp. (Ñ)	2,191	45
Fulton Financial Corp. (Ñ)	2,500	32
GAMCO Investors, Inc. Class A (Ñ)	4,400	261
GFI Group, Inc. (Æ)(Ñ)	1,940	171
Global Payments, Inc.	40,916	1,530
Gramercy Capital Corp. (ö)(Ñ)	3,300	76
Great Southern Bancorp, Inc. (Ñ)	2,000	40
Greenhill & Co., Inc. (Ñ)	3,928	265
H&E Equipment Services, Inc. (Æ)	9,700	161
Hallmark Financial Services (Æ)	3,800	49
Hanmi Financial Corp. (Ñ)	32,819	282
Hanover Insurance Group, Inc. (The)	17,200	783
Harleysville Group, Inc.	5,600	200
HCC Insurance Holdings, Inc.	30,500	850

	Principal Amount ($) or Shares	Market Value $
Heartland Payment Systems, Inc. (Ñ)	8,264	201
Hersha Hospitality Trust (ö)	9,600	86
Hospitality Properties Trust (ö)(Ñ)	47,100	1,599
HRPT Properties Trust (ö)	85,300	678
Huntington Bancshares, Inc.	4,400	59
Huron Consulting Group, Inc. (Æ)(Ñ)	12,900	926
IMPAC Mortgage Holdings, Inc. (ö)	6,500	9
Imperial Capital Bancorp, Inc. (Ñ)	2,053	42
Independent Bank Corp.	3,400	99
Integra Bank Corp. (Ñ)	1,500	22
Interactive Brokers Group, Inc. Class A (Æ)	10,100	352
Interactive Data Corp.	2,963	86
Intervest Bancshares Corp. Class A (Ñ)	2,228	33
Invesco, Ltd.	39,354	1,071
Investors Real Estate Trust (ö)	7,900	77
IPC Holdings, Ltd. (Ñ)	32,291	831
iStar Financial, Inc. (ö)(Ñ)	17,700	472
Jack Henry & Associates, Inc. (Ñ)	3,125	77
Janus Capital Group, Inc. (Ñ)	14,100	381
Knight Capital Group, Inc. Class A (Æ)(Ñ)	42,260	708
Kohlberg Capital Corp. (Ñ)	41,711	516
Lexington Realty Trust (ö)	23,700	354
LTC Properties, Inc. (ö)	6,700	175
MainSource Financial Group, Inc. (Ñ)	3,300	51
Marlin Business Services Corp. (Æ)(Ñ)	28,775	308
MCG Capital Corp. (Ñ)	16,300	215
Meadowbrook Insurance Group, Inc. (Æ)	39,600	364
Medical Properties Trust, Inc. (ö)	9,400	119
MFA Mortgage Investments, Inc. (ö)	68,312	697
Midwest Banc Holdings, Inc.	7,900	91
MVC Capital, Inc.	4,100	63
Nara Bancorp, Inc. (Ñ)	2,321	28
Nasdaq Stock Market, Inc. (The) (Æ)(Ñ)	45,700	2,115
National Health Investors, Inc. (ö)	120	4
National Retail Properties, Inc. (ö)(Ñ)	42,730	971
Nationwide Financial Services	15,200	671
Nationwide Health Properties, Inc. (ö)	1,223	39
NewStar Financial, Inc. (Æ)(Ñ)	6,200	54
NorthStar Realty Finance Corp. (ö)(Ñ)	62,000	602
Ocwen Financial Corp. (Æ)(Ñ)	12,618	79
Odyssey Re Holdings Corp. (Ñ)	11,300	429
OneBeacon Insurance Group, Ltd.	9,700	205
optionsXpress Holdings, Inc. (Ñ)	28,325	768
Pacific Capital Bancorp NA (Ñ)	3,764	81

12	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Park National Corp.	600	42
Pennsylvania Real Estate Investment Trust (ö)	15,200	405
People’s United Financial, Inc. (Ñ)	45,300	765
Phoenix Cos., Inc. (The)	37,700	408
Platinum Underwriters Holdings, Ltd.	28,500	962
PMI Group, Inc. (The)	3,797	36
Portfolio Recovery Associates, Inc. (Ñ)	2,157	78
Post Properties, Inc. (ö)(Ñ)	9	—
Potlatch Corp. (ö)(Ñ)	11,691	502
Preferred Bank (Ñ)	8,515	188
Procentury Corp.	2,400	35
Protective Life Corp.	23,900	950
Provident New York Bancorp (Ñ)	10,500	145
RAIT Financial Trust (ö)(Ñ)	28,800	267
Ramco-Gershenson Properties (ö)(Ñ)	7	—
Raymond James Financial, Inc. (Ñ)	52,550	1,476
Realty Income Corp. (ö)(Ñ)	12,607	307
Reinsurance Group of America, Inc. (Ñ)	25,100	1,455
RenaissanceRe Holdings, Ltd.	30,900	1,761
Ryder System, Inc. (Ñ)	18,800	979
S1 Corp. (Æ)	63,824	361
Safety Insurance Group, Inc. (Ñ)	7,537	294
SeaBright Insurance Holdings, Inc. (Æ)(Ñ)	6,934	102
SEI Investments Co. (Ñ)	53,640	1,486
Senior Housing Properties Trust (ö)(Ñ)	7,331	164
Sotheby’s Class A (Ñ)	8,806	274
Southwest Bancorp, Inc. (Ñ)	28,650	504
Sovran Self Storage, Inc. (ö)	15,000	594
StanCorp Financial Group, Inc.	18,000	886
Sterling Bancorp Class N	4,600	66
Sterling Bancshares, Inc. (Ñ)	46,512	467
Sterling Financial Corp. (Ñ)	16,731	298
Stifel Financial Corp. (Æ)(Ñ)	5,062	219
Sun Bancorp, Inc. (Æ)(Ñ)	4,900	71
Sunstone Hotel Investors, Inc. (ö)	21,398	356
Superior Bancorp (Æ)(Ñ)	10,500	61
Susquehanna Bancshares, Inc. (Ñ)	4,412	94
SWS Group, Inc. (Ñ)	22,260	342
Taylor Capital Group, Inc. (Ñ)	3,326	65
Texas Capital Bancshares, Inc. (Æ)(Ñ)	12,139	212
TICC Capital Corp.	8,200	80
TNS, Inc. (Ñ)	571	10
Total System Services, Inc.	43,537	1,006
TradeStation Group, Inc. (Æ)(Ñ)	9,792	107
Transatlantic Holdings, Inc.	4,300	293

	Principal Amount ($) or Shares	Market Value $
U-Store-It Trust (ö)(Ñ)	41,000	390
UCBH Holdings, Inc.	240	3
Umpqua Holdings Corp.	92	2
United America Indemnity, Ltd. Class A (Æ)	3,600	74
United Bankshares, Inc.	12,200	392
United Fire & Casualty Co.	7,500	250
United Rentals, Inc. (Æ)	17,400	318
Universal American Corp. (Æ)(Ñ)	22,482	471
Universal Health Realty Income Trust (ö)(Ñ)	2,434	88
Unum Group (Ñ)	29,100	658
ViewPoint Financial Group	2,300	35
Waddell & Reed Financial, Inc. Class A	20,268	672
Washington Trust Bancorp, Inc. (Ñ)	900	22
Webster Financial Corp.	19,300	654
WesBanco, Inc.	1,500	41
Whitney Holding Corp. (Ñ)	19,750	530
Wilmington Trust Corp. (Ñ)	9,900	345
Winthrop Realty Trust (ö)	19,700	111
WP Stewart & Co., Ltd. (Æ)	8,100	43
Wright Express Corp. (Æ)	7,411	222
Zenith National Insurance Corp. (Ñ)	28,818	1,148
Zions Bancorporation (Ñ)	11,500	630

		82,006

Health Care - 12.1%
Abaxis, Inc. (Æ)	25,522	831
Accelrys, Inc. (Æ)	46,100	299
Advanced Medical Optics, Inc. (Æ)(Ñ)	28,500	599
Albany Molecular Research, Inc. (Æ)(Ñ)	11,938	128
Allscripts Healthcare Solutions, Inc. (Æ)(Ñ)	50,967	756
Alnylam Pharmaceuticals, Inc. (Æ)(Ñ)	274	8
Amedisys, Inc. (Æ)(Ñ)	16,000	682
American Medical Systems Holdings, Inc. (Æ)(Ñ)	25,066	358
AMERIGROUP Corp. Class A (Æ)(Ñ)	69,199	2,596
Amsurg Corp. Class A (Æ)(Ñ)	11,013	284
Animal Health International, Inc. (Æ)(Ñ)	5,460	66
Applera Corp. - Celera Group (Æ)	24,100	369
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	5,607	19
Arthrocare Corp. (Æ)(Ñ)	10,873	435
Beckman Coulter, Inc.	9,500	632
Bio-Rad Laboratories, Inc. Class A (Æ)	5,449	519

Equity II Fund	13

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bio-Reference Labs, Inc. (Æ)(Ñ)	5,540	152
Bradley Pharmaceuticals, Inc. (Æ)(Ñ)	5,760	115
Centene Corp. (Æ)(Ñ)	36,566	875
Cepheid, Inc. (Æ)(Ñ)	35,400	1,081
Charles River Laboratories International, Inc. (Æ)	16,303	1,012
China Medical Technologies, Inc. - ADR	14,300	682
Community Health Systems, Inc. (Æ)(Ñ)	19,300	620
Computer Programs & Systems, Inc.	998	21
Cooper Cos., Inc. (The) (Ñ)	20,600	811
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	11,710	199
Cypress Bioscience, Inc. (Æ)	15,115	127
Dentsply International, Inc.	14,500	599
Discovery Laboratories, Inc. (Æ)(Ñ)	25,400	48
Eclipsys Corp. (Æ)(Ñ)	11,077	285
Emergency Medical Services Corp. Class A (Æ)(Ñ)	4,114	127
eResearchTechnology, Inc. (Æ)(Ñ)	46,378	451
Gen-Probe, Inc. (Æ)(Ñ)	18,700	1,069
Genomic Health, Inc. (Æ)(Ñ)	11,200	235
Haemonetics Corp. (Æ)	25,688	1,537
Hanger Orthopedic Group, Inc. (Æ)	4,100	38
HealthExtras, Inc. (Æ)	16,400	453
Healthspring, Inc. (Æ)	68,509	1,417
Healthways, Inc. (Æ)(Ñ)	18,843	1,061
HMS Holdings Corp. (Æ)(Ñ)	78,627	2,485
Hologic, Inc. (Æ)(Ñ)	48,490	3,121
I-Flow Corp. (Æ)(Ñ)	12,513	179
Icon PLC - ADR (Æ)(Ñ)	20,340	1,275
ICU Medical, Inc. (Æ)(Ñ)	12	—
Illumina, Inc. (Æ)(Ñ)	52,589	3,350
Immucor, Inc. (Æ)(Ñ)	84,539	2,438
IMS Health, Inc.	10,600	253
Intuitive Surgical, Inc. (Æ)	1,275	324
Invacare Corp. (Ñ)	39,311	957
Invitrogen Corp. (Æ)(Ñ)	15,000	1,285
Kendle International, Inc. (Æ)	4,807	204
Kensey Nash Corp. (Æ)(Ñ)	4,905	133
Kindred Healthcare, Inc. (Æ)(Ñ)	14,207	391
King Pharmaceuticals, Inc. (Æ)(Ñ)	115,000	1,206
KV Pharmaceutical Co. Class A (Æ)(Ñ)	15,000	390
Landauer, Inc. (Ñ)	350	17
Martek Biosciences Corp. (Æ)(Ñ)	1,188	34
Masimo Corp. (Æ)(Ñ)	15,069	538
Medcath Corp. (Æ)(Ñ)	5,410	135

	Principal Amount ($) or Shares	Market Value $
Medicis Pharmaceutical Corp. Class A (Ñ)	34,045	691
Meridian Bioscience, Inc. (Ñ)	34,100	1,071
Merit Medical Systems, Inc. (Æ)	18,793	302
Millennium Pharmaceuticals, Inc. (Æ)(Ñ)	41,500	630
Millipore Corp. (Æ)(Ñ)	7,000	491
Molina Healthcare, Inc. (Æ)(Ñ)	18,718	638
Myriad Genetics, Inc. (Æ)(Ñ)	13,200	568
Neurocrine Biosciences, Inc. (Æ)(Ñ)	23,500	127
NuVasive, Inc. (Æ)	14,600	575
Omrix Biopharmaceuticals, Inc. (Æ)(Ñ)	17,160	399
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	6,904	275
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	7,434	143
Pediatrix Medical Group, Inc. (Æ)	29,230	1,990
Perrigo Co. (Ñ)	49,508	1,527
Pharmaceutical Product Development, Inc.	5,800	252
Pharmacopeia, Inc. (Æ)(Ñ)	28,400	119
PharmaNet Development Group, Inc. (Æ)(Ñ)	2,113	86
PharMerica Corp. (Æ)(Ñ)	16,800	249
Phase Forward, Inc. (Æ)	3,200	55
PSS World Medical, Inc. (Æ)(Ñ)	11,222	194
Psychiatric Solutions, Inc. (Æ)(Ñ)	66,494	2,006
Quality Systems, Inc. (Ñ)	28,352	862
Quidel Corp. (Æ)(Ñ)	1,762	28
Repligen Corp. (Æ)	1,721	11
Resmed, Inc. (Æ)(Ñ)	22,679	1,056
Salix Pharmaceuticals, Ltd. (Æ)(Ñ)	6,853	48
Sirona Dental Systems, Inc. (Æ)(Ñ)	60,450	1,670
Somanetics Corp. (Æ)	4,352	117
SonoSite, Inc. (Æ)	5,767	201
Stericycle, Inc. (Æ)	10,220	606
Sun Healthcare Group, Inc. (Æ)(Ñ)	1,445	25
SurModics, Inc. (Æ)(Ñ)	2,111	92
Symmetry Medical, Inc. (Æ)	4,791	87
Techne Corp. (Æ)	25,704	1,671
VCA Antech, Inc. (Æ)(Ñ)	38,130	1,474
Viropharma, Inc. (Æ)(Ñ)	42,900	380
Vivus, Inc. (Æ)(Ñ)	8,864	54
Zimmer Holdings, Inc. (Æ)	16,992	1,330

		62,411

Integrated Oils - 0.0%
Vaalco Energy, Inc. (Æ)(Ñ)	10,838	49

14	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 10.1%
Acuity Brands, Inc. (Ñ)	15,220	693
Airgas, Inc.	22,294	1,035
AM Castle & Co. (Ñ)	21,587	457
Apogee Enterprises, Inc. (Ñ)	49,347	861
Ashland, Inc.	21,300	970
Ball Corp.	5,700	262
Barnes Group, Inc. (Ñ)	25,738	686
Bluegreen Corp. (Æ)(Ñ)	3,300	28
Brush Engineered Materials, Inc. (Æ)	506	14
Buckeye Technologies, Inc. (Æ)(Ñ)	58,474	769
Calgon Carbon Corp. (Æ)	7,520	116
Cambrex Corp. (Ñ)	48,800	464
Carpenter Technology Corp. (Ñ)	15,910	981
Celanese Corp. Class A	39,100	1,454
Century Aluminum Co. (Æ)(Ñ)	1,147	60
CF Industries Holdings, Inc.	6,100	652
Chemtura Corp. (Ñ)	46,400	311
Chicago Bridge & Iron Co. NV	33,601	1,495
Cie Generale de Geophysique- Veritas - ADR (Æ)	18,917	883
Comfort Systems USA, Inc.	28,700	352
Commercial Metals Co.	16,200	459
Constar International, Inc. (Æ)(Ñ)	15,000	45
Corn Products International, Inc.	7,400	250
Crown Holdings, Inc. (Æ)	27,100	664
Cytec Industries, Inc. (Ñ)	27,700	1,568
Domtar Corp. (Æ)	89,100	719
Dycom Industries, Inc. (Æ)(Ñ)	8,000	189
Dynamic Materials Corp. (Ñ)	8,900	477
Eastman Chemical Co. (Ñ)	21,500	1,421
EMCOR Group, Inc. (Æ)	78,216	1,715
Encore Wire Corp. (Ñ)	3,372	56
EnerSys (Æ)(Ñ)	6,600	152
Ennis, Inc. (Ñ)	39,800	630
Ferro Corp. (Ñ)	5,871	104
Gerdau Ameristeel Corp. (Ñ)	45,700	568
Gibraltar Industries, Inc.	1,000	13
Glatfelter	1,425	21
Graham Corp.	500	15
Granite Construction, Inc. (Ñ)	16,200	617
Great Lakes Dredge & Dock Corp.	8,700	55
Haynes International, Inc. (Æ)(Ñ)	11,740	519
Hecla Mining Co. (Æ)(Ñ)	3,760	35
Hercules, Inc. (Ñ)	30,562	536
HFF, Inc. (Æ)	6,100	42
Hilltop Holdings, Inc. (Æ)(Ñ)	8,700	96
Horsehead Holding Corp. (Æ)(Ñ)	37,500	562

	Principal Amount ($) or Shares	Market Value $
Interface, Inc. Class A	10,772	172
Jacobs Engineering Group, Inc. (Æ)(Ñ)	18,000	1,376
KBR, Inc. (Æ)(Ñ)	48,259	1,525
Koppers Holdings, Inc.	8,100	271
Layne Christensen Co. (Æ)(Ñ)	4,500	166
LB Foster Co. Class A (Æ)(Ñ)	15,565	716
Lennox International, Inc.	43,500	1,616
LSI Industries, Inc. (Ñ)	11,154	137
Lubrizol Corp.	10,200	537
Lydall, Inc. (Æ)	2,546	23
McDermott International, Inc. (Æ)	63,244	2,984
Mercer International, Inc. (Æ)	1,000	9
Meruelo Maddux Properties, Inc. (Æ)	5,000	26
Michael Baker Corp. (Æ)	1,239	42
Minerals Technologies, Inc. (Ñ)	64	3
Mueller Industries, Inc.	1,038	29
Myers Industries, Inc. (Ñ)	11,157	131
NewMarket Corp. (Ñ)	51	3
Novagold Resources, Inc. (Æ)	41,069	469
Olin Corp.	46,100	945
Olympic Steel, Inc. (Ñ)	1,201	41
OM Group, Inc. (Æ)	39,387	2,260
Owens-Illinois, Inc. (Æ)	6,100	307
Perini Corp. (Æ)(Ñ)	18,623	651
Quanex Corp. (Ñ)	1,383	72
Quanta Services, Inc. (Æ)(Ñ)	61,611	1,351
Rock-Tenn Co. Class A (Ñ)	40,416	1,155
Rockwood Holdings, Inc. (Æ)	2,866	84
Rollins, Inc.	742	13
RTI International Metals, Inc. (Æ)	12,650	699
Schnitzer Steel Industries, Inc. Class A (Ñ)	10,421	590
Schulman A, Inc. (Ñ)	2,100	43
Seabridge Gold, Inc. (Æ)(Ñ)	22,500	563
Shaw Group, Inc. (The) (Æ)(Ñ)	5,500	311
Sigma-Aldrich Corp. (Ñ)	17,600	874
Simpson Manufacturing Co., Inc. (Ñ)	6,202	171
Sonoco Products Co.	23,200	716
Spartech Corp. (Ñ)	15,657	231
Standard Register Co. (The) (Ñ)	6,500	63
Superior Essex, Inc. (Æ)(Ñ)	143	3
Tejon Ranch Co. (Æ)	4,017	152
Terra Industries, Inc. (Æ)(Ñ)	1,927	87
Terra Nitrogen Co., LP (Ñ)	5,300	729
Timken Co.	34,900	1,055
Tredegar Corp. (Ñ)	6,007	83
Trimas Corp. (Æ)(Ñ)	52,300	362
Universal Stainless & Alloy (Æ)	396	10

Equity II Fund	15

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

URS Corp. (Æ)(Ñ)	72,816	3,197
USEC, Inc. (Æ)(Ñ)	62,402	504
Valspar Corp. (Ñ)	15,900	318
Wausau Paper Corp. (Ñ)	6,800	61
WD-40 Co. (Ñ)	2,013	68
WR Grace & Co. (Æ)(Ñ)	7,659	173
Xerium Technologies, Inc.	5,900	28
Zep, Inc. (Ñ)	1,024	17

		52,293

Miscellaneous - 0.5%
Brunswick Corp. (Ñ)	23,300	442
Johnson Controls, Inc.	21,300	753
Teleflex, Inc.	10,800	639
Wesco Financial Corp. (Ñ)	2,207	874

		2,708

Other Energy - 6.8%
Alon USA Energy, Inc. (Ñ)	5,034	92
Alpha Natural Resources, Inc. (Æ)(Ñ)	10,401	348
Atlas America, Inc. (Ñ)	6,500	333
ATP Oil & Gas Corp. (Æ)(Ñ)	3,500	132
Atwood Oceanics, Inc. (Æ)(Ñ)	16,470	1,369
Berry Petroleum Co. Class A (Ñ)	15,500	581
Bill Barrett Corp. (Æ)(Ñ)	5,812	243
Bois d’Arc Energy, Inc. (Æ)(Ñ)	36,300	695
Brigham Exploration Co. (Æ)(Ñ)	114,270	793
Bronco Drilling Co., Inc. (Æ)	1,857	29
Cameron International Corp. (Æ)(Ñ)	12,280	494
Carrizo Oil & Gas, Inc. (Æ)(Ñ)	16,200	789
Comstock Resources, Inc. (Æ)	22,619	717
Continental Resources, Inc. (Æ)(Ñ)	11,900	296
Core Laboratories NV (Æ)(Ñ)	13,193	1,487
Delek US Holdings, Inc. (Ñ)	20,500	337
Denbury Resources, Inc. (Æ)	10,000	253
Dresser-Rand Group, Inc. (Æ)	12,500	396
Dril-Quip, Inc. (Æ)	26,689	1,295
Enbridge Energy Partners, LP Class A (Ñ)	16,148	822
EnerNOC, Inc. - ADR (Æ)(Ñ)	11,400	402
EXCO Resources, Inc. (Æ)(Ñ)	34,400	516
Exterran Holdings, Inc. (Æ)(Ñ)	1,072	70
FMC Technologies, Inc. (Æ)(Ñ)	27,123	1,306
Geokinetics, Inc. (Æ)	2,057	35
Global Industries, Ltd. (Æ)	19,000	336
Goodrich Petroleum Corp. (Æ)(Ñ)	22,509	448
Helmerich & Payne, Inc. (Ñ)	28,400	1,114
Hercules Offshore, Inc. (Æ)(Ñ)	27,375	631

	Principal Amount ($) or Shares	Market Value $
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	19,900	770
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	10,100	513
James River Coal Co. (Æ)(Ñ)	2,817	34
Lufkin Industries, Inc.	5,600	296
Mariner Energy, Inc. (Æ)(Ñ)	6,233	156
Matrix Service Co. (Æ)	444	8
Meridian Resource Corp. (Æ)(Ñ)	14,397	24
Mitcham Industries, Inc. (Æ)	7,701	129
NATCO Group, Inc. Class A (Æ)(Ñ)	12,400	568
Newfield Exploration Co. (Æ)(Ñ)	12,390	618
Oceaneering International, Inc. (Æ)	34,683	1,997
Ormat Technologies, Inc. (Ñ)	8,700	378
OSG America, LP	32,500	521
Penn Virginia Corp.	8,407	358
PetroHawk Energy Corp. (Æ)(Ñ)	18,589	293
Petroquest Energy, Inc. (Æ)(Ñ)	105,500	1,363
Pioneer Drilling Co. (Æ)(Ñ)	4,724	49
Quicksilver Resources, Inc. (Æ)(Ñ)	7,700	438
Range Resources Corp.	20,300	1,060
Rosetta Resources, Inc. (Æ)(Ñ)	8,708	153
Rowan Cos., Inc. (Ñ)	19,400	660
SEACOR Holdings, Inc. (Æ)(Ñ)	10,400	917
Southwestern Energy Co. (Æ)(Ñ)	22,650	1,266
Stone Energy Corp. (Æ)(Ñ)	33,910	1,390
Superior Energy Services (Æ)	19,900	798
TEPPCO Partners, LP (Ñ)	19,737	766
Tesoro Corp. (Ñ)	12,900	504
Tetra Technologies, Inc. (Æ)(Ñ)	19,800	310
Unit Corp. (Æ)	20,225	1,014
Whiting Petroleum Corp. (Æ)(Ñ)	13,600	731
XTO Energy, Inc.	17,996	935

		35,376

Producer Durables - 7.6%
Actuant Corp. Class A (Ñ)	8,763	239
Advanced Energy Industries, Inc. (Æ)	14,883	161
AGCO Corp. (Æ)(Ñ)	10,400	626
Altra Holdings, Inc. (Æ)	37,500	507
American Ecology Corp. (Ñ)	309	7
Arris Group, Inc. (Æ)(Ñ)	31,200	274
ATMI, Inc. (Æ)	8,067	212
BE Aerospace, Inc. (Æ)	51,090	1,973
Beazer Homes USA, Inc.	17,500	153
Belden, Inc. (Ñ)	33,180	1,403
C&D Technologies, Inc. (Æ)(Ñ)	222	1
Canadian Solar, Inc. (Æ)(Ñ)	30,100	556

16	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chart Industries, Inc. (Æ)	37,732	955
Cognex Corp. (Ñ)	16,000	245
Columbus McKinnon Corp. (Æ)(Ñ)	26,541	679
CommScope, Inc. (Æ)(Ñ)	23,810	1,056
Crane Co.	14,600	597
Credence Systems Corp. (Æ)(Ñ)	44,322	58
CTS Corp. (Ñ)	24,900	264
Curtiss-Wright Corp.	2,148	90
Cymer, Inc. (Æ)(Ñ)	5,300	143
Darling International, Inc. (Æ)	24,060	279
Dionex Corp. (Æ)(Ñ)	10,771	755
Emcore Corp. (Æ)(Ñ)	42,500	581
Entegris, Inc. (Æ)(Ñ)	17,052	131
ESCO Technologies, Inc. (Æ)(Ñ)	9,700	364
Esterline Technologies Corp. (Æ)	5,208	243
Flowserve Corp.	19,600	1,609
Gardner Denver, Inc. (Æ)(Ñ)	36,400	1,181
General Cable Corp. (Æ)(Ñ)	8,427	489
Goodrich Corp.	51,355	3,212
Hardinge, Inc. (Ñ)	1,897	32
HNI Corp. (Ñ)	10,713	361
Hubbell, Inc. Class B (Ñ)	20,400	973
Joy Global, Inc.	14,305	902
Kimball International, Inc. Class B	9,500	118
KLA-Tencor Corp.	12,500	522
Knoll, Inc.	21,329	285
MasTec, Inc. (Æ)	11,700	98
Meritage Homes Corp. (Æ)	4,400	65
Milacron, Inc. (Æ)(Ñ)	7,815	25
Molex, Inc. (Ñ)	11,393	274
Moog, Inc. Class A (Æ)	12,169	560
Nanometrics, Inc. (Æ)	4,364	26
Pall Corp.	36,900	1,361
Plantronics, Inc. (Ñ)	9,720	186
Polycom, Inc. (Æ)(Ñ)	53,938	1,362
Ritchie Bros Auctioneers, Inc.	31,689	2,607
Robbins & Myers, Inc. (Ñ)	26,327	1,745
Steelcase, Inc. Class A	29,700	455
Sun Hydraulics Corp. (Ñ)	5,250	121
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	12,700	695
Technitrol, Inc.	21,472	487
Tecumseh Products Co. Class A (Æ)(Ñ)	31,720	740
Teledyne Technologies, Inc. (Æ)(Ñ)	11,800	609
Tennant Co. (Ñ)	9,300	307
Terex Corp. (Æ)	10,000	588
TransDigm Group, Inc. (Æ)	6,700	277
Triumph Group, Inc. (Ñ)	20,420	1,103

	Principal Amount ($) or Shares	Market Value $
Twin Disc, Inc.	2,827	43
Ultra Clean Holdings (Æ)(Ñ)	56,835	556
Ultratech, Inc. (Æ)(Ñ)	34,100	324
Waters Corp. (Æ)(Ñ)	8,700	500
Woodward Governor Co. (Ñ)	21,783	1,367
WW Grainger, Inc. (Ñ)	8,100	644

		39,361

Technology - 15.0%
Adaptec, Inc. (Æ)	5,290	17
ADC Telecommunications, Inc. (Æ)(Ñ)	49,700	735
Alliance Semiconductor Corp.	32,400	43
American Software, Inc. Class A	2,374	22
AMIS Holdings, Inc. (Æ)(Ñ)	14,316	105
Amkor Technology, Inc. (Æ)(Ñ)	19,000	145
Amphenol Corp. Class A (Ñ)	69,752	2,786
Anaren, Inc. (Æ)	22	—
Ansoft Corp. (Æ)	4,252	90
Ansys, Inc. (Æ)	78,440	2,738
Applied Micro Circuits Corp. (Æ)(Ñ)	16,274	131
ARM Holdings PLC - ADR	62,300	441
Arrow Electronics, Inc. (Æ)(Ñ)	24,500	838
ASE Test, Ltd. (Æ)(Ñ)	22,195	318
AsiaInfo Holdings, Inc. (Æ)(Ñ)	11,080	97
Avanex Corp. (Æ)(Ñ)	116,000	110
Avici Systems, Inc. (Ñ)	5,100	35
Avnet, Inc. (Æ)	48,500	1,727
Avocent Corp. (Æ)	13,963	232
BearingPoint, Inc. (Æ)(Ñ)	65,100	128
Blackbaud, Inc.	500	14
Blackboard, Inc. (Æ)	26,146	915
Bookham, Inc. (Æ)(Ñ)	36,000	65
Brocade Communications Systems, Inc. (Æ)(Ñ)	120,000	827
CACI International, Inc. Class A (Æ)(Ñ)	5,782	252
Captaris, Inc. (Æ)	11,575	39
Cavium Networks, Inc. (Æ)(Ñ)	22,900	438
Cbeyond, Inc. (Æ)(Ñ)	3,297	111
Checkpoint Systems, Inc. (Æ)	15,500	368
ChipMOS TECHNOLOGIES Bermuda, Ltd. (Æ)(Ñ)	89,634	317
Ciber, Inc. (Æ)	5,600	27
CMGI, Inc. (Æ)	19,000	245
Cognizant Technology Solutions Corp. Class A (Æ)	30,900	862
Compuware Corp. (Æ)	13,800	117
COMSYS IT Partners, Inc. (Æ)(Ñ)	2,659	29

Equity II Fund	17

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Comtech Group, Inc. (Æ)(Ñ)	6,175	66
Comtech Telecommunications Corp. (Æ)(Ñ)	21,828	978
Comverse Technology, Inc. (Æ)	37,500	613
Concur Technologies, Inc. (Æ)(Ñ)	8,329	292
Conexant Systems, Inc. (Æ)(Ñ)	185,900	128
Constant Contact, Inc. (Æ)(Ñ)	10,700	228
Cray, Inc. (Æ)(Ñ)	23,373	128
CSG Systems International, Inc. (Æ)	11,700	149
Cubic Corp.	9,760	262
Data Domain, Inc. (Æ)	26,900	606
Digi International, Inc. (Æ)	9,083	106
Digital River, Inc. (Æ)(Ñ)	2,319	87
Diodes, Inc. (Æ)(Ñ)	51,012	1,181
DivX, Inc. (Æ)	42,680	608
EMS Technologies, Inc. (Æ)	622	17
EPIQ Systems, Inc. (Æ)(Ñ)	57,876	854
Equinix, Inc. (Æ)(Ñ)	12,157	918
Extreme Networks (Æ)(Ñ)	48,300	167
F5 Networks, Inc. (Æ)	30,089	708
FalconStor Software, Inc. (Æ)(Ñ)	25	—
First Solar, Inc. (Æ)(Ñ)	2,900	527
Flir Systems, Inc. (Æ)(Ñ)	60,020	1,817
Foundry Networks, Inc. (Æ)(Ñ)	97,077	1,340
GeoEye, Inc. (Æ)(Ñ)	41,462	1,450
Globecomm Systems, Inc. (Æ)	93	1
Harris Corp. (Ñ)	27,390	1,498
Hittite Microwave Corp. (Æ)(Ñ)	44,342	1,766
Ikanos Communications, Inc. (Æ)(Ñ)	31,400	164
Informatica Corp. (Æ)(Ñ)	118,696	2,292
Ingram Micro, Inc. Class A (Æ)	41,100	731
Integral Systems, Inc. (Æ)(Ñ)	12	—
Integrated Device Technology, Inc. (Æ)	8,591	64
Interactive Intelligence, Inc. (Æ)(Ñ)	9,450	155
Intermec, Inc. (Æ)(Ñ)	36,614	729
Interwoven, Inc. (Æ)	44,500	564
Intuit, Inc. (Æ)	39,131	1,201
ION Geophysical Corp. (Æ)(Ñ)	43,377	538
Ixia (Æ)	7,973	59
JDA Software Group, Inc. (Æ)(Ñ)	14,769	263
JDS Uniphase Corp. (Æ)(Ñ)	25,600	266
Keynote Systems, Inc. (Æ)	26,200	256
Lawson Software, Inc. (Æ)	25,100	218
Manhattan Associates, Inc. (Æ)	15,479	384
MEMC Electronic Materials, Inc. (Æ)	10,840	775
Mercadolibre, Inc. (Æ)(Ñ)	8,600	318
Mercury Computer Systems, Inc. (Æ)(Ñ)	21,912	182

	Principal Amount ($) or Shares	Market Value $
Merrimac Industries, Inc. (Æ)	7,000	57
Methode Electronics, Inc.	40,786	494
Micrel, Inc. (Ñ)	24,752	151
Micros Systems, Inc. (Æ)(Ñ)	51,013	3,141
Microsemi Corp. (Æ)(Ñ)	47,710	1,084
MicroStrategy, Inc. Class A (Æ)(Ñ)	1,712	125
Monolithic Power Systems, Inc. (Æ)(Ñ)	21,578	337
Netlogic Microsystems, Inc. (Æ)(Ñ)	31,940	830
Netscout Systems, Inc. (Æ)	5,369	53
Nice Systems, Ltd. - ADR (Æ)(Ñ)	89,425	2,737
Nuance Communications, Inc. (Æ)(Ñ)	16,800	267
Omniture, Inc. (Æ)(Ñ)	18,400	455
ON Semiconductor Corp. (Æ)(Ñ)	32,847	213
Oplink Communications, Inc. (Æ)	5,055	65
Orckit Communications, Ltd. (Æ)(Ñ)	21,000	158
OSI Systems, Inc. (Æ)	1,925	45
Pegasystems, Inc. (Ñ)	4,279	42
PerkinElmer, Inc. (Ñ)	88,135	2,194
Rackable Systems, Inc. (Æ)(Ñ)	11,500	96
RADWARE, Ltd. (Æ)(Ñ)	13,700	192
RealNetworks, Inc. (Æ)(Ñ)	120,900	705
RF Micro Devices, Inc. (Æ)(Ñ)	63,469	205
SAIC, Inc. (Æ)(Ñ)	39,900	754
Sanmina-SCI Corp. (Æ)	245,300	385
Sapient Corp. (Æ)	29,800	209
Satyam Computer Services, Ltd. - ADR (Ñ)	45,220	1,101
Seachange International, Inc. (Æ)(Ñ)	43,400	305
Seagate Technology (Ñ)	36,085	731
Secure Computing Corp. (Æ)(Ñ)	23,574	211
Sigmatel, Inc. (Æ)(Ñ)	11,200	19
Silicon Image, Inc. (Æ)(Ñ)	17,800	79
SiRF Technology Holdings, Inc. (Æ)(Ñ)	54,788	839
Skyworks Solutions, Inc. (Æ)(Ñ)	135,500	1,091
SonicWALL, Inc. (Æ)	47,500	417
SRA International, Inc. Class A (Æ)(Ñ)	9,525	261
Standard Microsystems Corp. (Æ)(Ñ)	680	20
STEC, Inc. (Æ)	2,100	16
Sunpower Corp. Class A (Æ)(Ñ)	3,800	263
Switch & Data Facilities Co., Inc. (Æ)(Ñ)	7,078	78
Sybase, Inc. (Æ)(Ñ)	13,938	393
Sycamore Networks, Inc. (Æ)(Ñ)	68,000	230
Synaptics, Inc. (Æ)(Ñ)	2,214	59
Synchronoss Technologies, Inc. (Æ)(Ñ)	5,811	124
Syniverse Holdings, Inc. (Æ)	55,770	881
SYNNEX Corp. (Æ)(Ñ)	14,800	315

18	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taleo Corp. Class A (Æ)	9,052	191
Tekelec (Æ)(Ñ)	47,600	571
Tessera Technologies, Inc. (Æ)(Ñ)	54,759	2,145
TIBCO Software, Inc. (Æ)(Ñ)	75,900	565
Trimble Navigation, Ltd. (Æ)(Ñ)	48,742	1,289
TriQuint Semiconductor, Inc. (Æ)	135,550	643
TTM Technologies, Inc. (Æ)(Ñ)	60,758	618
Tyler Technologies, Inc. (Æ)(Ñ)	8,320	111
Unisys Corp. (Æ)(Ñ)	146,500	609
Utstarcom, Inc. (Æ)(Ñ)	55,400	153
VeriFone Holdings, Inc. (Æ)(Ñ)	28,550	559
Verigy, Ltd. (Æ)	74,087	1,547
Verint Systems, Inc. (Æ)	51,284	949
Viasat, Inc. (Æ)	7,938	165
Vignette Corp. (Æ)(Ñ)	14,983	211
Vocus, Inc. (Æ)	35,054	1,031
Wavecom SA - ADR (Æ)	9,400	158
Western Digital Corp. (Æ)(Ñ)	81,400	2,153
Xilinx, Inc. (Ñ)	5,900	129
Zoran Corp. (Æ)(Ñ)	49,743	587

		77,829

Utilities - 4.3%
Akeena Solar, Inc. (Æ)(Ñ)	10,500	82
Alaska Communications Systems Group, Inc. (Ñ)	7,205	101
Alliant Energy Corp. (Ñ)	43,000	1,587
Atmos Energy Corp. (Ñ)	37,710	1,083
Avista Corp.	23,100	465
Black Hills Corp. (Ñ)	7,016	272
Centerpoint Energy, Inc.	31,000	496
CenturyTel, Inc. (Ñ)	25,400	937
Cincinnati Bell, Inc. (Æ)(Ñ)	75,655	293
Clearwire Corp. Class A (Æ)(Ñ)	61,064	839
Cleco Corp. (Ñ)	35,206	910
CMS Energy Corp. (Ñ)	27,100	425
El Paso Pipeline Partners, LP	27,500	651
Energen Corp. (Ñ)	22,870	1,438
IDT Corp. Class B (Æ)(Ñ)	20,000	139
Iowa Telecommunications Services, Inc.	5,800	89
iPCS, Inc.	1,304	34
Laclede Group, Inc. (The) (Ñ)	3,792	127
MDU Resources Group, Inc.	9,400	244
New Jersey Resources Corp. (Ñ)	6,800	319
NII Holdings, Inc. (Æ)	11,505	491
Northeast Utilities	79,600	2,206
NTELOS Holdings Corp. (Ñ)	24,475	521

	Principal Amount ($) or Shares	Market Value $
Oneok, Inc.	29,900	1,405
Pepco Holdings, Inc. (Ñ)	27,100	690
PNM Resources, Inc.	132	3
Portland General Electric Co. (Ñ)	17,498	431
Premiere Global Services, Inc. (Æ)	24,087	294
Rural Cellular Corp. Class A (Æ)(Ñ)	4,907	217
Sierra Pacific Resources (Ñ)	45,300	678
Southern Union Co.	18,500	503
Southwest Gas Corp. (Ñ)	16,220	463
Suburban Propane Partners, LP (Ñ)	5,300	218
Telephone & Data Systems, Inc.	10,800	570
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	48,551	849
UGI Corp. (Ñ)	64,100	1,706
USA Mobility, Inc. (Æ)(Ñ)	6,009	72
WGL Holdings, Inc. (Ñ)	6,281	202

		22,050

Total Common Stocks
(cost $469,459)		470,378

Warrants & Rights - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. 2050 Warrants (Æ)	75	10

Total Warrants & Rights
(cost $11)		10

Short-Term Investments - 6.5%
Russell Investment Company Money Market Fund	31,393,001	31,393
United States Treasury Bills (ç)(ž)(§)
2.962% due 03/20/08	1,900	1,893
3.079% due 03/20/08	200	199
3.097% due 03/20/08	100	100
3.224% due 03/20/08	100	99

Total Short-Term Investments
(cost $33,684)		33,684

Equity II Fund	19

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 40.1%
Russell Investment Company Money Market Fund (×)	61,357,414	61,357
State Street Securities Lending Quality Trust (×)	146,758,985	146,759

Total Other Securities
(cost $208,116)		208,116

Total Investments - 137.4%
(identified cost $711,270)		712,188

Other Assets and Liabilities, Net - (37.4%)		(193,759)

Net Assets - 100.0%		518,429

See accompanying notes which are an integral part of the financial statements.

20	Equity II Fund

Russell Investment Company

Equity II Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 03/08 (499)	USD	35,679	(47)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(47)

See accompanying notes which are an integral part of the financial statements.

Equity II Fund	21

Russell Investment Company

Equity Q Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 104.1%
Auto and Transportation - 1.8%
Alexander & Baldwin, Inc.	10,100	461
Continental Airlines, Inc. Class A (Æ)	8,300	226
CSX Corp.	25,500	1,236
FedEx Corp. (û)	70,700	6,609
Ford Motor Co. (Æ)(Ñ)	508,910	3,379
Forward Air Corp.	1,900	59
Frontline, Ltd. (Ñ)	15,100	643
General Motors Corp.	107,100	3,032
Harley-Davidson, Inc.	36,500	1,481
JB Hunt Transport Services, Inc. (Ñ)	25,166	783
Lear Corp. (Æ)	11,800	346
Norfolk Southern Corp. (û)	65,300	3,552
Northwest Airlines Corp. (Æ)	68,800	1,287
Overseas Shipholding Group, Inc. (Ñ)	3,496	228
TRW Automotive Holdings Corp. (Æ)	19,900	456
UAL Corp.	9,000	342
Union Pacific Corp. (û)	14,000	1,750
United Parcel Service, Inc. Class B	25,298	1,851
US Airways Group, Inc. (Æ)	56,700	783
UTi Worldwide, Inc.	13,900	260
WABCO Holdings, Inc.	2,300	93

		28,857

Consumer Discretionary - 15.1%
ABM Industries, Inc.	9,800	203
Accenture, Ltd. Class A	388,236	13,441
Alberto-Culver Co. Class B	33,600	900
Allied Waste Industries, Inc. (Æ)	98,300	968
Amazon.Com, Inc. (Æ)(Ñ)(û)	62,022	4,819
American Greetings Corp. Class A (Ñ)	38,653	793
Apollo Group, Inc. Class A (Æ)	94,464	7,533
AutoNation, Inc. (Æ)(Ñ)	140,075	2,280
Autozone, Inc. (Æ)	690	83
Avon Products, Inc.	80,535	2,820
Barnes & Noble, Inc.	33,100	1,124
Bed Bath & Beyond, Inc. (Æ)	57,600	1,857
Best Buy Co., Inc. (û)	95,650	4,669
BJ’s Wholesale Club, Inc. (Æ)	52,500	1,703
Burger King Holdings, Inc.	10,600	279
Carnival Corp.	2,052	91
CBS Corp. Class B	202,919	5,111
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	8,870	1,080
Coach, Inc. (Æ)	28,800	923
Convergys Corp. (Æ)	44,200	686
Costco Wholesale Corp. (û)	53,500	3,635

	Principal Amount ($) or Shares	Market Value $
Crocs, Inc. (Æ)(Ñ)	24,500	852
Darden Restaurants, Inc.	41,800	1,184
DIRECTV Group, Inc. (The) (Æ)(û)	166,478	3,759
DISH Network Corp. Class A (Æ)	58,200	1,644
Dolby Laboratories, Inc. Class A (Æ)	12,700	547
DreamWorks Animation SKG, Inc. Class A (Æ)	18,200	445
Earthlink, Inc. (Æ)	18,700	127
eBay, Inc. (Æ)(û)	337,120	9,065
Estee Lauder Cos., Inc. (The) Class A (û)	84,100	3,549
Expedia, Inc. (Æ)	129,999	2,993
Foot Locker, Inc.	48,000	657
GameStop Corp. Class A (Æ)	127,945	6,619
Gap, Inc. (The)	187,500	3,585
Gemstar-TV Guide International, Inc. (Æ)	1,386	6
Google, Inc. Class A (Æ)(û)	12,140	6,851
Guess ?, Inc.	12,100	451
Harte-Hanks, Inc.	6,800	109
Hasbro, Inc.	81,800	2,124
Hewitt Associates, Inc. Class A (Æ)	23,900	888
Home Depot, Inc.	4,739	145
ITT Educational Services, Inc. (Æ)(Ñ)	42,701	3,901
Jack in the Box, Inc. (Æ)	9,400	275
Kimberly-Clark Corp. (û)	28,135	1,847
Liberty Global, Inc. Class A (Æ)(û)	89,100	3,601
Macy’s, Inc. (û)	160,100	4,425
Manpower, Inc. (Ñ)	202,045	11,367
Marriott International, Inc. Class A	75,100	2,701
Mattel, Inc.	87,900	1,847
McDonald’s Corp. (û)	207,680	11,121
Monster Worldwide, Inc. (Æ)	29,800	830
MSC Industrial Direct Co. Class A (Ñ)	12,800	526
National CineMedia, Inc.	3,200	73
News Corp. Class A	283,900	5,366
Nike, Inc. Class B (û)	288,200	17,799
Omnicom Group, Inc.	53,000	2,405
RadioShack Corp. (Ñ)	26,058	452
Regal Entertainment Group Class A (Ñ)	33,700	625
RR Donnelley & Sons Co.	71,600	2,498
Tech Data Corp. (Æ)	53,751	1,848
Tiffany & Co. (Ñ)	43,500	1,736
Time Warner, Inc. (û)	1,456,766	22,929
TJX Cos., Inc.	67,100	2,118
VeriSign, Inc. (Æ)(Ñ)	4,741	161
Viacom, Inc. Class B (Æ)	7,700	298
Virgin Media, Inc.	40,500	677
Wal-Mart Stores, Inc. (û)	214,400	10,909

22	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Walt Disney Co. (The) (û)	655,470	19,618
WESCO International, Inc. (Æ)	11,100	469
Wynn Resorts, Ltd.	15,000	1,725
Yum! Brands, Inc. (û)	196,400	6,709

		241,454

Consumer Staples - 6.7%
Altria Group, Inc.	80,801	6,126
Anheuser-Busch Cos., Inc.	102,350	4,761
Clorox Co.	52,500	3,219
Coca-Cola Co. (The)	50,819	3,007
Coca-Cola Enterprises, Inc.	15,400	355
Colgate-Palmolive Co. (û)	56,900	4,381
ConAgra Foods, Inc. (û)	138,500	2,982
General Mills, Inc. (û)	72,000	3,932
Herbalife, Ltd.	2,600	103
Kroger Co. (The) (û)	744,993	18,960
Molson Coors Brewing Co. Class B	1,344	60
Pepsi Bottling Group, Inc. (û)	101,712	3,545
PepsiAmericas, Inc.	7,479	184
PepsiCo, Inc. (û)	182,251	12,428
Procter & Gamble Co. (û)	354,755	23,396
Reynolds American, Inc.	24,600	1,558
Safeway, Inc. (û)	127,300	3,945
SUPERVALU, Inc.	48,623	1,462
SYSCO Corp.	292,000	8,483
Tyson Foods, Inc. Class A	142,276	2,027
Universal Corp. (Ñ)	3,913	195
UST, Inc. (Ñ)	30,861	1,604

		106,713

Financial Services - 19.9%
ACE, Ltd.	52,402	3,057
Advent Software, Inc. (Æ)(Ñ)	7,011	317
Aircastle, Ltd.	12,900	317
Allied World Assurance Co. Holdings, Ltd.	2,200	105
Allstate Corp. (The) (û)	135,867	6,694
AMB Property Corp. (ö)	12,914	653
American Capital Strategies, Ltd. (Ñ)	55,900	1,966
American Express Co.	35,050	1,729
American International Group, Inc. (û)	257,500	14,204
Ameriprise Financial, Inc. (Ñ)(û)	263,026	14,548
AON Corp. (û)	88,900	3,869
Arch Capital Group, Ltd. (Æ)	14,618	1,030
Arthur J Gallagher & Co.	16,900	429
Automatic Data Processing, Inc.	204,000	8,276
AvalonBay Communities, Inc. (ö)	16,489	1,549

	Principal Amount ($) or Shares	Market Value $
Axis Capital Holdings, Ltd.	37,734	1,511
Bank of America Corp. (û)	444,775	19,726
Bank of New York Mellon Corp. (The) (û)	182,098	8,491
BB&T Corp. (Ñ)	1,484	54
BlackRock, Inc. Class A (û)	13,600	3,007
Broadridge Financial Solutions, Inc.	2,600	56
Capital One Financial Corp.	3,500	192
CBL & Associates Properties, Inc. (ö)	10,200	271
Charles Schwab Corp. (The) (û)	341,400	7,613
Chubb Corp. (û)	114,985	5,955
Cigna Corp. (û)	283,590	13,941
Cincinnati Financial Corp.	66,432	2,560
CIT Group, Inc.	49,500	1,384
Citigroup, Inc. (û)	275,702	7,780
CME Group, Inc. Class A	3,181	1,969
CNA Financial Corp. (Ñ)	47,600	1,618
Cohen & Steers, Inc.	9,800	279
Comerica, Inc. (û)	57,300	2,499
Discover Financial Services	179,900	3,148
Duke Realty Corp. (ö)	76,500	1,809
Dun & Bradstreet Corp.	27,200	2,502
East West Bancorp, Inc. (Ñ)	3,628	87
Eaton Vance Corp. (Ñ)	11,818	440
Endurance Specialty Holdings, Ltd.	31,405	1,273
Equity Residential (ö)	38,047	1,423
Federal Realty Investors Trust (ö)(Ñ)	12,018	887
Fifth Third Bancorp	192,400	5,214
First American Corp.	10,200	444
First Marblehead Corp. (The) (Ñ)	24,300	400
FirstMerit Corp.	6,000	134
Franklin Resources, Inc. (û)	34,300	3,575
Genworth Financial, Inc. Class A	3,655	89
Goldman Sachs Group, Inc. (The) (û)	64,200	12,889
Hanover Insurance Group, Inc. (The)	11,400	519
Hartford Financial Services Group, Inc. (û)	57,700	4,660
HCC Insurance Holdings, Inc.	60,500	1,686
Hospitality Properties Trust (ö)	67,600	2,295
Host Hotels & Resorts, Inc. (ö)	85,800	1,436
HRPT Properties Trust (ö)	34,400	274
Hudson City Bancorp, Inc. (Ñ)	227,099	3,720
Huntington Bancshares, Inc.	31,000	417
Investment Technology Group, Inc. (Æ)	15,300	719
iStar Financial, Inc. (ö)(Ñ)	4,700	125
Janus Capital Group, Inc. (Ñ)	18,050	488
Jones Lang LaSalle, Inc. (Ñ)	25,100	1,953
JPMorgan Chase & Co. (û)	736,071	35,000
Keycorp	10,100	264

Equity Q Fund	23

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lincoln National Corp.	12,800	696
Loews Corp. (û)	71,932	3,359
Macerich Co. (The) (ö)	11,004	752
Mastercard, Inc. Class A (Ñ)	12,853	2,661
MetLife, Inc.	71,047	4,190
MF Global, Ltd. (Æ)	11,000	331
MoneyGram International, Inc.	20,300	108
Morgan Stanley (û)	110,300	5,452
Morningstar, Inc. (Æ)	300	20
Nasdaq Stock Market, Inc. (The) (Æ)	33,000	1,527
National City Corp.	164,100	2,919
Nationwide Financial Services	9,299	411
Northern Trust Corp.	48,000	3,521
Odyssey Re Holdings Corp.	8,000	304
Omega Healthcare Investors, Inc. (ö)	5,200	86
Phoenix Cos., Inc. (The)	20,900	226
Principal Financial Group, Inc.	39,900	2,378
Prologis (ö)	156,937	9,314
Prudential Financial, Inc. (û)	71,850	6,062
Raymond James Financial, Inc.	15,900	447
Regency Centers Corp. (ö)	6,941	426
Regions Financial Corp. (Ñ)	78,812	1,989
RenaissanceRe Holdings, Ltd.	18,100	1,032
Ryder System, Inc.	1,113	58
Safeco Corp.	48,400	2,583
SEI Investments Co.	40,800	1,130
Sovereign Bancorp, Inc.	168,400	2,100
SPDR Trust Series 1 (Ñ)	3,700	508
State Street Corp. (û)	47,840	3,929
SunTrust Banks, Inc.	13,787	951
T Rowe Price Group, Inc. (Ñ)	42,100	2,130
TD Ameritrade Holding Corp. (Æ)	28,300	531
Travelers Cos., Inc. (The) (û)	308,652	14,846
Tri-Continental Corp.	1,264	25
UnionBanCal Corp.	2,200	108
Universal American Corp. (Æ)	10,200	214
US Bancorp	28,084	953
Ventas, Inc. (ö)	13,575	600
Wachovia Corp. (û)	58,700	2,285
Waddell & Reed Financial, Inc. Class A	20,300	674
Wells Fargo & Co.	56,390	1,918
Western Union Co. (The)	158,900	3,559
WR Berkley Corp.	35,600	1,077
XL Capital, Ltd. Class A	106,700	4,802

		318,711

	Principal Amount ($) or Shares	Market Value $
Health Care - 14.2%
Aetna, Inc. (Ñ)(û)	304,300	16,207
AMERIGROUP Corp. Class A (Æ)	27,600	1,035
AmerisourceBergen Corp. Class A (û)	349,986	16,327
Amgen, Inc. (Æ)	100,107	4,664
Analogic Corp.	2,200	130
Apria Healthcare Group, Inc. (Æ)	4,399	93
Baxter International, Inc. (û)	152,584	9,268
Beckman Coulter, Inc.	13,800	918
Becton Dickinson & Co.	31,400	2,717
Biogen Idec, Inc. (Æ)	58,731	3,580
Boston Scientific Corp. (Æ)	291,839	3,540
Bristol-Myers Squibb Co. (û)	380,700	8,828
Cardinal Health, Inc. (û)	127,000	7,362
Celgene Corp. (Æ)(Ñ)	43,000	2,413
Centene Corp. (Æ)	13,600	326
Covidien, Ltd.	6,600	295
Dentsply International, Inc.	4,300	178
Eli Lilly & Co.	30,686	1,581
Express Scripts, Inc. Class A (Æ)(Ñ)(û)	236,010	15,928
Forest Laboratories, Inc. (Æ)	123,400	4,908
Genentech, Inc. (Æ)	26,900	1,888
Genzyme Corp. (Æ)	19,500	1,523
Gilead Sciences, Inc. (Æ)(û)	139,464	6,372
Health Net, Inc. (Æ)	50,100	2,329
Healthspring, Inc. (Æ)	9,700	201
HLTH Corp. (Æ)(Ñ)	148,600	1,663
Humana, Inc. (Æ)	82,290	6,608
Intuitive Surgical, Inc. (Æ)	4,035	1,025
Invitrogen Corp. (Æ)	21,109	1,808
Johnson & Johnson (û)	227,633	14,400
Kindred Healthcare, Inc. (Æ)(Ñ)	1,363	37
Kinetic Concepts, Inc. (Æ)(Ñ)	29,581	1,472
King Pharmaceuticals, Inc. (Æ)	133,400	1,399
Lincare Holdings, Inc. (Æ)	24,900	832
McKesson Corp. (û)	127,193	7,986
Medco Health Solutions, Inc. (Æ)(û)	322,002	16,126
Medtronic, Inc.	133,900	6,236
Merck & Co., Inc. (û)	121,325	5,615
Molina Healthcare, Inc. (Æ)	6,000	205
PDL BioPharma, Inc. (Æ)	3,400	51
Pfizer, Inc. (û)	1,376,712	32,201
Schering-Plough Corp.	88,500	1,732
UnitedHealth Group, Inc. (û)	97,500	4,957
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	15,420	403
WellPoint, Inc. (Æ)(û)	107,900	8,438

24	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wyeth	11,200	446
Zimmer Holdings, Inc. (Æ)	19,000	1,487

		227,738

Integrated Oils - 7.0%
Chevron Corp. (û)	317,584	26,836
ConocoPhillips (û)	208,421	16,740
Exxon Mobil Corp. (û)	614,879	53,126
Hess Corp. (û)	14,300	1,299
Marathon Oil Corp. (û)	99,500	4,662
Murphy Oil Corp. (û)	52,100	3,831
Occidental Petroleum Corp. (û)	86,282	5,856

		112,350

Materials and Processing - 6.1%
Acuity Brands, Inc.	7,100	323
AK Steel Holding Corp.	9,400	449
Archer-Daniels-Midland Co.	41,900	1,846
Ashland, Inc.	48,198	2,194
Avery Dennison Corp.	7,800	404
Bunge, Ltd.	2,860	339
Carpenter Technology Corp.	9,300	573
Celanese Corp. Class A	31,541	1,173
CF Industries Holdings, Inc.	11,025	1,179
Commercial Metals Co.	38,700	1,097
Crown Holdings, Inc. (Æ)	63,800	1,564
Dow Chemical Co. (The) (û)	127,600	4,933
Eastman Chemical Co.	16,700	1,103
EI Du Pont de Nemours & Co.	130,400	5,891
EMCOR Group, Inc. (Æ)	29,800	654
Energizer Holdings, Inc. (Æ)	29,197	2,733
Fluor Corp.	26,020	3,166
Freeport-McMoRan Copper & Gold, Inc. Class B	125,600	11,182
Granite Construction, Inc.	25,300	963
Greif, Inc. Class A	7,000	461
Harsco Corp.	25,500	1,451
Jacobs Engineering Group, Inc. (Æ)	37,800	2,889
KBR, Inc. (Æ)	46,942	1,483
Lubrizol Corp.	1,779	94
Masco Corp.	108,700	2,493
McDermott International, Inc. (Æ)	49,100	2,317
Minerals Technologies, Inc. (Ñ)	2,351	128
Monsanto Co. (û)	64,945	7,302
Mosaic Co. (The) (Æ)	16,884	1,537
Newmont Mining Corp.	73,761	4,008
Nucor Corp. (û)	106,600	6,162
Olin Corp.	29,600	607

	Principal Amount ($) or Shares	Market Value $
Owens-Illinois, Inc. (Æ)	30,168	1,520
Perini Corp. (Æ)	10,300	360
PPG Industries, Inc.	30,400	2,009
Precision Castparts Corp.	30,700	3,494
Rock-Tenn Co. Class A	6,600	189
Sherwin-Williams Co. (The) (Ñ)	145,100	8,301
Sonoco Products Co. (û)	16,100	497
Southern Copper Corp. (Ñ)(û)	39,811	3,736
Terra Industries, Inc. (Æ)(Ñ)	34,963	1,576
Timken Co.	21,500	650
United States Steel Corp.	17,200	1,756
URS Corp. (Æ)	24,800	1,089
USEC, Inc. (Æ)	61,300	495
Worthington Industries, Inc. (Ñ)	7,586	124

		98,494

Miscellaneous - 2.9%
3M Co.	25,183	2,006
Berkshire Hathaway, Inc. Class A (Æ)(û)	15	2,040
Brunswick Corp.	2,300	44
Eaton Corp.	17,700	1,465
Foster Wheeler, Ltd. (Æ)	91,182	6,243
General Electric Co. (û)	768,362	27,208
Honeywell International, Inc. (û)	32,938	1,945
ITT Corp.	32,400	1,925
SPX Corp.	24,092	2,424
Teleflex, Inc.	12,500	739
Trinity Industries, Inc.	13,100	371
Tyco International, Ltd.	12,300	484

		46,894

Other Energy - 5.9%
Anadarko Petroleum Corp.	63,707	3,733
Apache Corp. (û)	69,053	6,590
BJ Services Co.	29,600	644
Cameron International Corp. (Æ)	55,600	2,239
Chesapeake Energy Corp.	141,800	5,279
Cimarex Energy Co. (Ñ)	5,401	220
Continental Resources, Inc. (Æ)	6,100	152
Devon Energy Corp. (û)	57,042	4,847
Dresser-Rand Group, Inc. (Æ)	4,602	146
Dynegy, Inc. Class A (Æ)	5,054	36
ENSCO International, Inc. (Ñ)	1,900	97
FMC Technologies, Inc. (Æ)	47,900	2,307
Frontier Oil Corp.	53,200	1,876
Global Industries, Ltd. (Æ)	128,760	2,274
Halliburton Co. (û)	372,327	12,350
Helmerich & Payne, Inc.	9,900	388

Equity Q Fund	25

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Holly Corp.	42,200	2,043
National Oilwell Varco, Inc. (Æ)	262,845	15,831
Noble Corp.	28,600	1,252
Noble Energy, Inc. (û)	36,870	2,676
NRG Energy, Inc. (Æ)(Ñ)	40,580	1,566
Patriot Coal Corp. (Æ)	2,230	75
Patterson-UTI Energy, Inc. (Ñ)	6,067	119
Pioneer Natural Resources Co.	16,379	686
Reliant Energy, Inc. (Æ)	188,429	4,008
RPC, Inc.	10,000	108
SEACOR Holdings, Inc. (Æ)(Ñ)	6,890	608
St. Mary Land & Exploration Co.	14,600	514
Sunoco, Inc. (û)	49,500	3,079
Superior Energy Services (Æ)	29,000	1,163
Tesoro Corp.	18,800	734
Transocean, Inc. (Æ)	11,600	1,422
Unit Corp. (Æ)	15,400	772
Valero Energy Corp. (û)	133,100	7,878
W&T Offshore, Inc.	11,700	331
XTO Energy, Inc.	115,375	5,993

		94,036

Producer Durables - 7.2%
AGCO Corp. (Æ)	63,002	3,794
Agilent Technologies, Inc. (Æ)	18,812	638
American Tower Corp. Class A (Æ)	34,700	1,302
Applied Materials, Inc.	120,800	2,165
Boeing Co. (û)	296,545	24,667
Caterpillar, Inc. (û)	80,840	5,751
Cummins, Inc. (û)	63,800	3,080
Emerson Electric Co. (û)	81,113	4,124
Gardner Denver, Inc. (Æ)	16,600	539
Herman Miller, Inc.	15,900	505
HNI Corp. (Ñ)	18,331	617
Ingersoll-Rand Co., Ltd. Class A	54,311	2,146
Joy Global, Inc.	2,580	163
KLA-Tencor Corp.	61,800	2,582
Lexmark International, Inc. Class A (Æ)(Ñ)	20,157	730
Lockheed Martin Corp. (û)	171,955	18,557
Manitowoc Co., Inc. (The)	58,000	2,211
Mettler Toledo International, Inc. (Æ)	3,900	387
Molex, Inc.	34,100	820
Northrop Grumman Corp. (û)	229,708	18,230
Parker Hannifin Corp. (û)	46,000	3,110
Pulte Homes, Inc.	49,700	812
Raytheon Co. (û)	28,300	1,843
Steelcase, Inc. Class A (Ñ)	30,300	465

	Principal Amount ($) or Shares	Market Value $
Teradyne, Inc. (Æ)	73,200	803
United Technologies Corp. (û)	103,900	7,627
Waters Corp. (Æ)	9,600	552
WW Grainger, Inc.	1,033	82
Xerox Corp. (û)	446,300	6,873

		115,175

Technology - 12.8%
Adobe Systems, Inc. (Æ)	867	30
Analog Devices, Inc.	28,062	796
Apple, Inc. (Æ)	88,624	11,996
Applera Corp. - Applied Biosystems Group	21,914	691
Arrow Electronics, Inc. (Æ)	32,100	1,099
Atmel Corp. (Æ)	75,400	238
Autodesk, Inc. (Æ)(û)	85,700	3,527
Avnet, Inc. (Æ)	181,674	6,469
Blackboard, Inc. (Æ)	3,600	126
Blue Coat Systems, Inc. (Æ)	2,600	70
BMC Software, Inc. (Æ)	15,200	487
Brocade Communications Systems, Inc. (Æ)	38,500	265
CA, Inc.	16,668	367
Cadence Design Systems, Inc. (Æ)	1,484	15
Cisco Systems, Inc. (Æ)(û)	366,952	8,990
Cognizant Technology Solutions Corp. Class A (Æ)	19,400	541
Computer Sciences Corp. (Æ)(Ñ)	60,397	2,556
Compuware Corp. (Æ)	34,400	292
Corning, Inc. (û)	161,700	3,892
Dell, Inc. (Æ)	39,244	786
Electronic Data Systems Corp.	141,600	2,846
EMC Corp. (Æ)(Ñ)	79,265	1,258
First Solar, Inc. (Æ)	9,873	1,795
Garmin, Ltd. (Ñ)(û)	32,345	2,334
Harris Corp.	51,500	2,817
Hewlett-Packard Co. (û)	187,485	8,203
Ingram Micro, Inc. Class A (Æ)	11,000	196
Integrated Device Technology, Inc. (Æ)	32,600	243
Intel Corp. (û)	117,096	2,482
International Business Machines Corp. (û)	139,450	14,969
Juniper Networks, Inc. (Æ)	232,450	6,311
L-3 Communications Holdings, Inc. (û)	34,600	3,835
McAfee, Inc. (Æ)	33,700	1,134
MEMC Electronic Materials, Inc. (Æ)	12,556	897
Microsoft Corp. (û)	1,169,975	38,141
Motorola, Inc.	18,200	210

26	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

National Instruments Corp.	7,300	196
National Semiconductor Corp.	19,791	365
Novell, Inc. (Æ)	12,138	77
Nvidia Corp.	110,817	2,725
Oracle Corp. (Æ)(û)	971,000	19,954
PerkinElmer, Inc.	6,757	168
Qualcomm, Inc.	172,200	7,305
Rockwell Automation, Inc.	50,426	2,875
Sanmina-SCI Corp. (Æ)	117,700	185
Seagate Technology	200,900	4,072
Seagate Technology, Inc. (Æ)	57,274	—
Sun Microsystems, Inc. (Æ)	180,450	3,158
Sycamore Networks, Inc. (Æ)	19,000	64
Symantec Corp. (Æ)(û)	418,460	7,503
Synopsys, Inc. (Æ)	53,962	1,188
Texas Instruments, Inc. (Ñ)(û)	678,446	20,984
Tyco Electronics, Ltd.	74,496	2,519
Unisys Corp. (Æ)	95,600	398
Western Digital Corp. (Æ)	52,400	1,386

		206,026

Utilities - 4.5%
AES Corp. (The) (Æ)	127,500	2,433
American Electric Power Co., Inc.	30,100	1,289
AT&T, Inc. (û)	358,284	13,790
CenturyTel, Inc.	58,990	2,177
Constellation Energy Group, Inc. (û)	21,500	2,020
Dominion Resources, Inc.	4,670	201
DTE Energy Co.	1,800	77
Duke Energy Corp.	433,324	8,086
Edison International (û)	83,200	4,340
Embarq Corp.	82,797	3,751
Entergy Corp.	18,000	1,947
FirstEnergy Corp. (û)	69,100	4,921
Mirant Corp. (Æ)(Ñ)	89,700	3,305
Oneok, Inc.	6,542	307
PG&E Corp.	50,623	2,078
Public Service Enterprise Group, Inc. (û)	77,100	7,402
Qwest Communications International, Inc. (Ñ)	284,800	1,675
Sierra Pacific Resources	74,500	1,115
Southern Union Co.	8,500	231
Sprint Nextel Corp. (û)	531,758	5,599
Telephone & Data Systems, Inc.	12,841	677
Verizon Communications, Inc.	133,755	5,195

		72,616

Total Common Stocks
(cost $1,580,606)		1,669,064

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.6%
Russell Investment Company Money Market Fund	70,418,900	70,419
United States Treasury Bills (ç)(ž)(§) 2.962% due 03/20/08	3,250	3,237

Total Short-Term Investments
(cost $73,656)		73,656

Other Securities - 3.7%
Russell Investment Company Money Market Fund (×)	17,671,253	17,671
State Street Securities Lending Quality Trust (×)	42,267,348	42,267

Total Other Securities
(cost $59,938)		59,938

Total Investments - 112.4%
(identified cost $1,714,200)		1,802,658

Securities Sold Short - (11.5%)
Auto and Transportation - (0.4%)
AAR Corp. (Æ)	(2,700)	(80)
Expeditors International Washington, Inc.	(63,100)	(2,984)
Ford Motor Co. (Æ)	(187,600)	(1,246)
Gentex Corp.	(43,600)	(691)
JB Hunt Transport Services, Inc.	(21,500)	(669)

		(5,670)

Consumer Discretionary - (2.5%)
Avis Budget Group, Inc. (Æ)	(58,000)	(774)
Big Lots, Inc. (Æ)	(59,500)	(1,033)
Cheesecake Factory (The) (Æ)	(54,500)	(1,191)
CoStar Group, Inc. (Æ)	(6,000)	(254)
CROCS, Inc. (Æ)	(34,600)	(1,204)
Deckers Outdoor Corp. (Æ)	(1,300)	(158)
Electronic Arts, Inc. (Æ)	(68,800)	(3,259)
Fastenal Co.	(12,300)	(497)
International Flavors & Fragrances, Inc.	(20,600)	(878)
JC Penney Co., Inc.	(70,500)	(3,342)
Lamar Advertising Co. Class A	(43,000)	(1,854)
Las Vegas Sands Corp. (Æ)	(42,800)	(3,752)
Limited Brands, Inc.	(141,000)	(2,692)
Live Nation, Inc. (Æ)	(17,100)	(186)
LKQ Corp. (Æ)	(39,000)	(698)
Mattel, Inc.	(133,700)	(2,809)
MGM Mirage (Æ)	(41,000)	(3,002)
MSC Industrial Direct Co. Class A	(7,900)	(324)

Equity Q Fund	27

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nordstrom, Inc.	(83,700)	(3,256)
RH Donnelley Corp. (Æ)	(49,600)	(1,491)
Scientific Games Corp. Class A (Æ)	(31,500)	(750)
Target Corp.	(68,900)	(3,829)
Urban Outfitters, Inc. (Æ)	(37,600)	(1,090)
VeriSign, Inc. (Æ)	(40,400)	(1,370)

		(39,693)

Consumer Staples - (0.5%)
Brown-Forman Corp. Series 1998-4X Class B	(46,200)	(2,910)
Hain Celestial Group, Inc. (Æ)	(7,300)	(197)
Hershey Co. (The)	(81,500)	(2,950)
Molson Coors Brewing Co. Class B	(30,600)	(1,367)
Reynolds American, Inc.	(18,700)	(1,184)

		(8,608)

Financial Services - (1.4%)
Affiliated Managers Group, Inc. (Æ)	(12,400)	(1,219)
Alexandria Real Estate Equities, Inc. (ö)	(10,800)	(1,061)
Assurant, Inc.	(9,600)	(623)
Bear Stearns Cos., Inc. (The)	(56,900)	(5,138)
DST Systems, Inc. (Æ)	(21,800)	(1,559)
Federal National Mortgage Association	(3,100)	(105)
Federal Realty Invs Trust (ö)	(1,200)	(89)
Lehman Brothers Holdings, Inc.	(13,600)	(873)
Maguire Properties, Inc. (ö)	(9,400)	(259)
MBIA, Inc.	(50,300)	(780)
Moody’s Corp.	(82,000)	(2,869)
New York Community Bancorp, Inc.	(41,500)	(770)
Plum Creek Timber Co., Inc. (ö)	(20,600)	(860)
PMI Group, Inc. (The)	(78,200)	(743)
Radian Group, Inc.	(11,900)	(109)
SLM Corp.	(161,000)	(3,502)
Sotheby’s Class A	(5,100)	(158)
Washington Mutual, Inc.	(101,400)	(2,020)

		(22,737)

Health Care - (1.5%)
Alexion Pharmaceuticals, Inc. (Æ)	(6,600)	(431)
Alpharma, Inc. Class A (Æ)	(6,500)	(133)
American Medical Systems Holdings, Inc. (Æ)	(12,200)	(174)
Amylin Pharmaceuticals, Inc. (Æ)	(40,500)	(1,201)
Auxilium Pharmaceuticals, Inc. (Æ)	(5,800)	(198)
Barr Pharmaceuticals, Inc. (Æ)	(34,000)	(1,774)
BioMarin Pharmaceutical, Inc. (Æ)	(14,700)	(545)

	Principal Amount ($) or Shares	Market Value $
Celgene Corp. (Æ)	(59,000)	(3,310)
Cephalon, Inc. (Æ)	(25,100)	(1,647)
Cepheid, Inc. (Æ)	(5,300)	(162)
Cerner Corp. (Æ)	(23,200)	(1,216)
Chattem, Inc. (Æ)	(5,900)	(453)
Cooper Cos., Inc. (The)	(12,700)	(500)
Coventry Health Care, Inc. (Æ)	(30,600)	(1,731)
Hologic, Inc. (Æ)	(4,000)	(257)
Illumina, Inc. (Æ)	(1,900)	(121)
Intuitive Surgical, Inc. (Æ)	(5,300)	(1,346)
Inverness Medical Innovations, Inc. (Æ)	(5,800)	(261)
Lifecell Corp. (Æ)	(3,600)	(142)
Millipore Corp. (Æ)	(12,800)	(898)
Mylan, Inc.	(70,100)	(1,045)
Myriad Genetics, Inc. (Æ)	(9,600)	(413)
Omnicare, Inc.	(28,200)	(624)
Quest Diagnostics, Inc.	(65,800)	(3,245)
Savient Pharmaceuticals, Inc. (Æ)	(4,200)	(81)
Stryker Corp.	(24,400)	(1,634)
Techne Corp. (Æ)	(3,600)	(234)
United Therapeutics Corp. (Æ)	(2,000)	(168)

		(23,944)

Materials and Processing - (0.7%)
Bunge, Ltd.	(12,900)	(1,528)
Cleveland-Cliffs, Inc.	(10,300)	(1,049)
Jacobs Engineering Group, Inc. (Æ)	(37,000)	(2,828)
Louisiana-Pacific Corp.	(33,500)	(512)
Martin Marietta Materials, Inc.	(2,600)	(319)
Mosaic Co. (The) (Æ)	(34,400)	(3,131)
Rohm & Haas Co.	(21,600)	(1,152)
United States Steel Corp.	(9,000)	(919)

		(11,438)

Miscellaneous - (0.3%)
Fortune Brands, Inc.	(43,600)	(3,049)
Foster Wheeler, Ltd. (Æ)	(26,000)	(1,780)

		(4,829)

Other Energy - (2.1%)
Arch Coal, Inc.	(37,700)	(1,659)
Bill Barrett Corp. (Æ)	(8,500)	(355)
Carrizo Oil & Gas, Inc. (Æ)	(4,800)	(234)
Chesapeake Energy Corp.	(46,900)	(1,746)
CNX Gas Corp. (Æ)	(2,600)	(89)
Diamond Offshore Drilling, Inc.	(31,000)	(3,501)
EOG Resources, Inc.	(37,900)	(3,316)

28	Equity Q Fund

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Equitable Resources, Inc.	(39,000)	(2,174)
EXCO Resources, Inc. (Æ)	(37,300)	(559)
Hercules Offshore, Inc. (Æ)	(10,000)	(231)
NRG Energy, Inc. (Æ)	(23,700)	(915)
Patriot Coal Corp. (Æ)	(2,230)	(75)
Peabody Energy Corp.	(81,100)	(4,381)
Range Resources Corp.	(78,400)	(4,094)
Schlumberger, Ltd.	(34,400)	(2,596)
Southwestern Energy Co. (Æ)	(82,700)	(4,624)
Williams Cos., Inc.	(47,800)	(1,528)
XTO Energy, Inc.	(31,875)	(1,656)

		(33,733)

Producer Durables - (0.8%)
ACCO Brands Corp. (Æ)	(11,700)	(159)
Briggs & Stratton Corp.	(6,500)	(136)
Bucyrus International, Inc. Class A	(6,700)	(621)
Centex Corp.	(46,600)	(1,295)
Cymer, Inc. (Æ)	(6,200)	(167)
Itron, Inc. (Æ)	(5,480)	(452)
KB Home	(47,700)	(1,312)
KLA-Tencor Corp.	(28,700)	(1,199)
Pitney Bowes, Inc.	(85,600)	(3,142)
SBA Communications Corp. Class A (Æ)	(29,000)	(859)
Terex Corp. (Æ)	(19,100)	(1,122)
Waters Corp. (Æ)	(32,600)	(1,873)

		(12,337)

Technology - (0.6%)
Atheros Communications, Inc. (Æ)	(3,400)	(93)
Avocent Corp. (Æ)	(7,600)	(126)
Cognizant Technology Solutions Corp. Class A (Æ)	(82,800)	(2,310)
Concur Technologies, Inc. (Æ)	(7,300)	(256)
Corning, Inc. 2008	(63,800)	(1,536)
Diodes, Inc. (Æ)	(5,900)	(137)
EMC Corp. (Æ)	(46,300)	(735)
Marvell Technology Group, Ltd. (Æ)	(140,900)	(1,672)
Micron Technology, Inc. (Æ)	(242,900)	(1,708)
Nuance Communications, Inc. (Æ)	(16,600)	(264)
SiRF Technology Holdings, Inc. (Æ)	(6,000)	(92)

		(8,929)

	Principal Amount ($) or Shares	Market Value $
Utilities - (0.7%)
Consolidated Edison, Inc.	(45,000)	(1,961)
DPL, Inc.	(65,400)	(1,816)
ITC Holdings Corp.	(16,400)	(867)
NeuStar, Inc. Class A (Æ)	(28,200)	(838)
NII Holdings, Inc. (Æ)	(52,100)	(2,223)
Southern Co.	(72,700)	(2,643)
Vectren Corp.	(29,000)	(796)

		(11,144)

Total Securities Sold Short
(proceeds $200,628)		(183,062)

Other Assets and Liabilities, Net - (0.9%)		(16,301)

Net Assets - 100.0%		1,603,295

See accompanying notes which are an integral part of the financial statements.

Equity Q Fund	29

Russell Investment Company

Equity Q Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 03/08 (22)	USD	8,269	(678)
S&P 500 E-Mini Index (CME) expiration date 03/08 (241)	USD	16,624	(845)
S&P 500 Index (CME) expiration date 03/08 (144)	USD	49,667	269
S&P Midcap 400 E-Mini Index (CME) expiration date 03/08 (524)	USD	42,255	(417)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(1,671)

See accompanying notes which are an integral part of the financial statements.

30	Equity Q Fund

Russell Investment Company

International Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.5%
Australia - 3.4%
Adelaide Brighton, Ltd.	21,231	68
AGL Energy, Ltd.	3,662	40
Amcor, Ltd.	530,402	3,283
AMP, Ltd.	139,809	1,071
Ansell, Ltd. - GDR	27,161	287
Asciano Group	3,116	16
ASX, Ltd. (Ñ)	2,106	91
Austereo Group, Ltd.	1,319	3
Australia & New Zealand Banking Group, Ltd.	23,888	567
BHP Billiton, Ltd. (Ñ)	73,135	2,456
BlueScope Steel, Ltd.	18,136	169
Boart Longyear Group (Æ)	2,789	5
Caltex Australia, Ltd.	7,752	110
CFS Retail Property Trust (ö)(Ñ)	14,161	27
Challenger Financial Services Group, Ltd. (Ñ)	49,757	161
Coca-Cola Amatil, Ltd. (Ñ)	18,942	160
Commonwealth Bank of Australia	21,406	965
Consolidated Media Holdings, Ltd.	9,592	39
CSL, Ltd.	312,696	9,728
CSR, Ltd.	2,020	6
David Jones, Ltd.	19,286	79
DB RREEF Trust (ö)	65,896	95
Foster’s Group, Ltd.	1,099,869	5,572
Futuris Corp., Ltd. (Ñ)	13,391	28
Goodman Fielder, Ltd. (Ñ)	64,388	98
Goodman Group (ö)(Ñ)	17,546	70
GPT Group (ö)	34,415	118
Harvey Norman Holdings, Ltd. (Ñ)	17,607	89
Incitec Pivot, Ltd.	13,887	1,523
ING Industrial Fund (ö)(Ñ)	3,078	6
Leighton Holdings, Ltd. - ADR (Ñ)	3,782	172
Lend Lease Corp., Ltd.	8,919	115
Lion Nathan, Ltd.	14,728	126
Macquarie Airports	401,773	1,421
Macquarie Infrastructure Group (Ñ)	40,971	113
Macquarie Office Trust (ö)(Ñ)	24,364	25
Mirvac Group (ö)(Ñ)	9,481	43
National Australia Bank, Ltd.	480,706	15,189
Newcrest Mining, Ltd.	36,029	1,130
Orica, Ltd.	3,515	92
Origin Energy, Ltd.	823	6
Pacific Brands, Ltd.	105,537	269
PaperlinX, Ltd. (Ñ)	42,011	82
Qantas Airways, Ltd.	92,865	394

	Principal Amount ($) or Shares	Market Value $
QBE Insurance Group, Ltd.	39,614	1,006
Rio Tinto, Ltd. (Ñ)	22,324	2,469
Santos, Ltd. (Ñ)	34,512	376
Sons of Gwalia, Ltd. (Ñ)(Æ)(ß)	22,400	—
SP AusNet Class C	16,843	19
Stockland (ö)	19,140	126
Suncorp-Metway, Ltd.	47,063	654
Symbion Health, Ltd. (Ñ)	632	2
TABCORP Holdings, Ltd. (Ñ)	1,745	22
Telstra Corp., Ltd.(Ñ)	2,030,166	7,969
Toll Holdings, Ltd.	14,977	149
Wesfarmers, Ltd. (Ñ)	87,404	2,815
Wesfarmers, Ltd. (Æ)	2,345	77
Westfield Group (ö)(Ñ)	28,318	478
Westpac Banking Corp.	25,656	599
Woodside Petroleum, Ltd. (Ñ)	3,158	133
Woolworths, Ltd.	23,489	613
WorleyParsons, Ltd.	1,470	53
Zinifex, Ltd. (Ñ)	125,653	1,193

		64,860

Austria - 0.4%
Erste Bank der Oesterreichischen Sparkassen AG	108,886	5,922
Voestalpine AG	29,400	1,812

		7,734

Belgium - 0.9%
Colruyt SA	697	175
D’ieteren SA	128	46
Delhaize Group	3,227	247
Fortis	346,132	7,757
Fortis (Æ)	88,920	1
Hansen Transmissions International NV (Æ)	420,336	2,006
InBev NV	19,591	1,614
KBC Groep NV	7,131	909
Nationale A Portefeuille	836	55
Solvay SA (Ñ)	8,034	1,011
UCB SA	50,003	2,429

		16,250

Bermuda - 1.0%
Aquarius Platinum, Ltd.	83,058	994
Benfield Group, Ltd. (Ñ)	296,587	1,583
Bunge, Ltd. (Ñ)	27,600	3,270
Catlin Group, Ltd.	27,290	198

International Fund	31

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

China Grand Forestry Resources Group, Ltd. (Æ)	192,553	28
Cnpc Hong Kong, Ltd.	22,985	11
Credicorp, Ltd.	19,400	1,389
Esprit Holdings, Ltd.	152,561	1,984
Giordano International, Ltd.	30,000	12
Hiscox, Ltd.	9,246	51
Invesco, Ltd. (Ñ)	60,411	1,644
Jardine Matheson Holdings, Ltd.	88,387	2,259
Jardine Strategic Holdings, Ltd.	3,209	47
Li & Fung, Ltd.	546,200	2,101
Midland Holdings, Ltd.	37,333	57
Noble Group, Ltd. (Ñ)	49,000	61
Orient Overseas International, Ltd.	14,400	88
Pacific Basin Shipping, Ltd.	6,326	9
Seadrill, Ltd.	61,700	1,290
Shangri-La Asia, Ltd.	616,000	1,794
VTech Holdings, Ltd.	12,975	75

		18,945

Brazil - 1.7%
All America Latina Logistica SA	90,372	976
Banco do Brasil SA	43,800	728
Bolsa de Mercadorias e Futuros - BM&F (Æ)	183,400	1,658
Bovespa Holding SA - ADR	356,700	5,212
Cia Vale do Rio Doce - ADR	86,600	2,596
Gafisa SA	106,178	1,793
Gerdau SA - ADR (Ñ)	30,800	799
Petroleo Brasileiro SA - ADR	109,733	12,196
Redecard SA	133,990	1,943
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)	35,927	4,699

		32,600

Canada - 2.8%
Agrium, Inc. (Ñ)	55,100	3,553
Barrick Gold Corp.	137,100	7,059
Bombardier, Inc. (Æ)	109,289	539
Cameco Corp.	69,500	2,353
Canadian Imperial Bank of Commerce (Ñ)	20,800	1,517
Canadian National Railway Co.	40,840	2,059
Canadian Natural Resources, Ltd.	48,800	3,121
EnCana Corp.	64,100	4,226
Gammon Gold, Inc. (Ñ)	103,461	719
Gerdau Ameristeel Corp.	56,700	703
Gildan Activewear, Inc. Class A (Æ)	29,100	1,075

	Principal Amount ($) or Shares	Market Value $
Inmet Mining Corp. (Ñ)	6,800	500
Methanex Corp. (Ñ)	37,897	951
Petro-Canada	38,300	1,741
Potash Corp. of Saskatchewan	53,759	7,574
Research In Motion, Ltd. (Æ)	107,456	10,088
Rogers Communications, Inc. Class B (Ñ)	76,063	2,908
Teck Cominco, Ltd. Class B	48,968	1,598
Yamana Gold, Inc.	82,700	1,371

		53,655

Cayman Islands - 0.4%
ASM Pacific Technology (Ñ)	5,432	31
Baidu.com - ADR (Æ)(Ñ)	3,298	923
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	4,600	221
Hutchison Telecommunications International, Ltd.	13,630	19
Kingboard Chemical Holdings, Ltd.	24,500	103
Noble Corp. (Ñ)	14,900	652
Shui On Land, Ltd.	14,333	15
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	57,600	3,153
Tencent Holdings, Ltd.	9,800	58
Transocean, Inc. (Æ)(Ñ)	16,100	1,974

		7,149

China - 0.3%
China Coal Energy Co. (Ñ)	574,000	1,328
China Communications Construction Co., Ltd. Class H (Ñ)	918,000	2,205
China Merchants Bank Co., Ltd. (Ñ)	297,500	1,051
China Petroleum & Chemical Corp. Class H	1,250,000	1,340

		5,924

Colombia - 0.1%
BanColombia SA - ADR (Ñ)	30,200	1,009

Cyprus - 0.1%
Bank of Cyprus Public Co., Ltd.	147,600	2,342

Czech Republic - 0.1%
Komercni Banka AS	5,625	1,205

Denmark - 0.8%
Carlsberg A/S Class B (Ñ)	16,250	1,717
East Asiatic Co., Ltd. A/S	1,300	94

32	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

FLSmidth & Co. A/S	2,600	232
Novo Nordisk A/S Series B Class B	40,900	2,569
Sydbank A/S	1,900	69
Vestas Wind Systems A/S (Æ)	98,731	9,574

		14,255

Egypt - 0.3%
Orascom Construction Industries -GDR	8,187	1,693
Orascom Telecom Holding SAE - GDR	48,100	3,564

		5,257

Finland - 1.4%
Fortum OYJ	81,183	3,284
Kesko OYJ Class B	9,152	468
Metso OYJ	5,693	267
Nokia OYJ	470,592	17,307
OKO Bank PLC Class A	1,068	19
Orion OYJ Class B	7,653	172
Outotec OYJ	11,817	573
Stora Enso OYJ Class R	110,500	1,535
UPM-Kymmene OYJ	159,081	3,012
Wartsila OYJ Class B	5,347	342

		26,979

France - 10.8%
Accor SA	35,400	2,710
Air France-KLM	14,800	411
Air Liquide (Ñ)	25,088	3,494
Alcatel-Lucent - ADR (Ñ)	273,150	1,729
Alstom	44,127	8,910
Arkema (Æ)	18,589	1,052
AXA SA	120,994	4,148
BNP Paribas	82,108	8,118
Bouygues	605	47
Carrefour SA (Ñ)	142,095	9,994
Casino Guichard Perrachon SA	888	98
Christian Dior SA	4,576	507
Cie de Saint-Gobain	61,017	4,777
Cie Generale de Geophysique-Veritas (Ñ)	12,036	2,813
CNP Assurances (Ñ)	8,320	1,013
Compagnie Generale des Etablissements Michelin Class B	16,200	1,555
Credit Agricole SA	174,687	5,380
Electricite de France	60,553	6,303
Eramet	308	159
France Telecom SA	339,271	11,983

	Principal Amount ($) or Shares	Market Value $
Gaz de France SA (Ñ)	53,689	2,907
Groupe Danone	44,679	3,608
JC Decaux SA (Ñ)	77,227	2,519
L’Oreal SA	23,735	2,935
Lafarge SA	977	153
Lagardere SCA	26,200	1,923
Legrand SA	88,040	2,692
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	63,084	6,491
Neuf Cegetel	2,077	107
NicOx SA (Ñ)	2,904	40
Pernod-Ricard SA (Ñ)	34,412	3,670
PPR	18,713	2,645
Rallye SA	1,227	69
Renault SA (Ñ)	84,414	9,623
Sanofi-Aventis SA	109,734	8,937
Schneider Electric SA (Ñ)	48,447	5,619
SEB SA	1,128	184
Societe BIC SA	2,211	138
Societe Generale (Ñ)	92,198	11,439
Societe Television Francaise 1	33,117	838
Suez SA	132,569	6,435
Teleperformance - GDR	1,748	55
Thales SA (Ñ)	23,059	1,332
Total SA (Ñ)	418,961	30,390
Total SA - ADR	20,100	1,463
UBISOFT Entertainment (Æ)	7,166	651
Valeo SA (Ñ)	6,621	244
Veolia Environnement (Ñ)	155,278	12,742
Vivendi (Ñ)	237,781	9,569

		204,619

Germany - 7.2%
Allianz SE (Ñ)	39,862	7,179
Altana AG	20,812	469
Arcandor AG (Ñ)	243,517	4,567
Arques Industries AG	9,004	201
BASF SE (Ñ)	47,356	6,200
Bayer AG (Ñ)	105,026	8,640
Bayerische Motoren Werke AG	41,060	2,271
Beiersdorf AG	4,120	318
Continental AG (Ñ)	69,916	7,260
Daimler AG	124,417	9,733
Deutsche Bank AG (Ñ)	28,024	3,167
Deutsche Boerse AG	27,217	4,808
Deutsche Lufthansa AG	112,300	2,693
Deutsche Telekom AG (Ñ)	550,331	11,244
E.ON AG (Ñ)	76,794	14,118

International Fund	33

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Epcos AG (Ñ)	16,131	220
Freenet AG (Ñ)	15,191	289
Fresenius Medical Care AG & Co. KGaA	20,078	1,031
GEA Group AG	44,467	1,379
Hochtief AG	1,736	174
K+S AG	10,199	2,592
Krones AG	1,007	79
KUKA AG Class A (Æ)(Ñ)	8,825	281
Lanxess AG	22,615	791
Linde AG	39,150	5,122
MAN AG	1,450	180
Merck KGAA	28,650	3,547
Metro AG (Ñ)	61,337	5,041
MTU Aero Engines Holding AG 2017	20,790	1,114
Muenchener Rueckversicherungs AG (Ñ)	22,498	4,064
Norddeutsche Affinerie AG	2,983	131
RWE AG (Ñ)	130,354	15,986
Salzgitter AG	6,424	1,013
Siemens AG (Ñ)	32,695	4,237
Solarworld AG (Ñ)	21,337	953
Stada Arzneimittel AG	17,968	1,130
Suedzucker AG (Ñ)	5,173	110
Symrise AG	39,600	991
ThyssenKrupp AG	1,736	85
United Internet AG	58,490	1,119
Volkswagen AG (Ñ)	3,263	739
Vossloh AG	2,436	299
Wacker Chemie AG	6,494	1,405
Wincor Nixdorf AG	2,461	189

		137,159

Greece - 0.4%
Coca Cola Hellenic Bottling Co. SA	29,716	1,246
National Bank of Greece SA	88,152	5,400
Public Power Corp. SA	18,281	876

		7,522

Hong Kong - 1.4%
BOC Hong Kong Holdings, Ltd.	89,500	225
Cathay Pacific Airways, Ltd. (Ñ)	7,887	18
Cheung Kong Holdings, Ltd.	107,900	1,750
China Merchants Holdings International Co., Ltd.	167,800	816
China Mobile, Ltd.	284,000	4,194
China Netcom Group Corp. Hong Kong, Ltd. (Ñ)	244,000	756

	Principal Amount ($) or Shares	Market Value $
China Unicom, Ltd.	1,795	4
CLP Holdings, Ltd.	19,000	152
CNOOC, Ltd.	1,230,450	1,778
Hang Lung Group, Ltd.	31,625	147
Hang Lung Properties, Ltd. - ADR	17,116	68
Hang Seng Bank, Ltd.	9,600	192
Henderson Land Development Co., Ltd.	16,000	138
Hong Kong & China Gas Co. (Ñ)	49,173	135
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	52,177	1,082
HongKong Electric Holdings	726,500	4,147
Hopewell Holdings	44,000	193
Hutchison Whampoa, Ltd.	25,000	245
Hysan Development Co., Ltd.	19,000	56
Industrial and Commercial Bank of China Asia, Ltd. (Ñ)	4,000	9
Link REIT (The) (ö)(Ñ)	32,000	81
Minmetals Resources, Ltd.	80,000	33
MTR Corp.	2,000	8
New World Development, Ltd.	900,000	2,792
Sun Hung Kai Properties, Ltd.	113,000	2,263
Swire Pacific, Ltd.	16,321	223
Techtronic Industries Co. (Ñ)	5,269	6
Television Broadcasts, Ltd.	18,667	102
Wharf Holdings, Ltd. (Ñ)	791,353	4,328
Wheelock & Co., Ltd.	68,000	202

		26,143

India - 0.3%
ICICI Bank, Ltd. - ADR	59,712	3,628
Satyam Computer Services, Ltd.	39,810	398
Satyam Computer Services, Ltd. - ADR (Ñ)	40,800	993
Sterlite Industries India, Ltd. - ADR (Æ)(Ñ)	48,300	983

		6,002

Indonesia - 0.2%
Bank Mandiri Persero Tbk PT	1,544,200	569
Bumi Resources Tbk PT	4,605,000	3,271

		3,840

Ireland - 0.3%
Elan Corp. PLC - ADR (Æ)	146,600	3,725
Ryanair Holdings PLC - ADR (Æ)(Ñ)	81,432	2,722

		6,447

34	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Israel - 0.4%
Check Point Software Technologies (Æ)	93,500	1,991
Teva Pharmaceutical Industries, Ltd. - ADR	140,958	6,490

		8,481

Italy - 3.2%
A2A SpA	24,572	99
Alleanza Assicurazioni SpA	207,814	2,658
Ansaldo STS SpA	149,123	1,869
Arnoldo Mondadori Editore SpA (Ñ)	234,654	1,899
Assicurazioni Generali SpA (Ñ)	7,025	300
Banca CR Firenze	12,151	120
Buzzi Unicem SpA	58,400	1,388
Danieli & Co. SpA	2,076	41
Enel SpA	446,648	4,982
ENI SpA	393,958	12,697
Fiat SpA	29,022	676
Finmeccanica SpA	2,952	88
Fondiaria-Sai SpA	57,278	2,358
Impregilo SpA (Æ)	45,849	250
Indesit Co. SpA (Ñ)	19,630	277
Intesa Sanpaolo SpA	1,333,880	9,530
Italcementi SpA (Ñ)	10,257	204
Mediaset SpA	446,267	3,935
Milano Assicurazioni SpA (Ñ)	67,714	432
Parmalat Finanziaria SpA (Ñ)(ß)	46,200	—
Prysmian SpA	16,294	327
Snam Rete Gas SpA	75,100	498
Telecom Italia SpA	1,953,319	4,489
Terna Rete Elettrica Nazionale SpA (Ñ)	24,792	104
UniCredit SpA	1,576,134	11,528
Unione di Banche Italiane SCPA	2,679	67

		60,816

Japan - 14.7%
77 Bank, Ltd. (The)	27,000	169
Aeon Credit Service Co., Ltd. (Ñ)	81,200	1,214
Aioi Insurance Co., Ltd.	17,000	83
Alfresa Holdings Corp. (Ñ)	3,100	191
Alpine Electronics, Inc.	12,300	182
Alps Electric Co., Ltd.	32,900	379
Amada Co., Ltd.	9,000	77
AOC Holdings, Inc.	7,500	82
Asahi Glass Co., Ltd. (Ñ)	178,000	2,219
Asahi Kasei Corp.	85,000	519
Astellas Pharma, Inc.	105,500	4,570

	Principal Amount ($) or Shares	Market Value $
Bank of Yokohama, Ltd. (The)	47,000	307
Bosch Corp. (Ñ)	73,000	313
Bridgestone Corp.	82,200	1,395
Brother Industries, Ltd. (Ñ)	11,500	143
Canon Electronics, Inc. (Ñ)	900	19
Canon Marketing Japan, Inc. (Ñ)	5,900	97
Canon, Inc.	388,550	16,770
Capcom Co., Ltd. - GDR	4,100	99
Central Glass Co., Ltd.	12,000	45
Chuo Mitsui Trust Holdings, Inc.	26,000	179
COMSYS Holdings Corp.	47,000	405
Dai Nippon Printing Co., Ltd.	16,000	231
Daihatsu Motor Co., Ltd.	17,000	176
Daiichi Sankyo Co., Ltd.	700	21
Daikin Industries, Ltd.	38,800	1,744
Daishi Bank, Ltd. (The)	30,000	123
Daiwa House Industry Co., Ltd.	183,560	2,563
Daiwa Securities Group, Inc.	149,910	1,326
Denki Kagaku Kogyo K K	52,000	214
Duskin Co., Ltd.	1,600	26
EDION Corp. (Ñ)	63,700	721
Eisai Co., Ltd.	3,200	132
Exedy Corp.	3,400	105
Ezaki Glico Co., Ltd. (Ñ)	3,000	32
FamilyMart Co., Ltd.	10,700	318
Fanuc, Ltd.	27,300	2,403
FCC Co., Ltd.	3,400	45
Fuji Fire & Marine Insurance Co., Ltd. (The) (Ñ)	58,000	175
Fuji Television Network, Inc.	1,230	1,941
FUJIFILM Holdings Corp.	11,400	447
Fujitsu, Ltd.	466,000	3,017
Glory, Ltd.	5,500	112
H2O Retailing Corp. (Ñ)	22,000	158
Hachijuni Bank, Ltd. (The)	40,000	275
Higo Bank, Ltd. (The)	14,000	86
Hino Motors, Ltd. (Ñ)	58,000	400
Hirose Electric Co., Ltd. (Ñ)	14,100	1,433
Hitachi Kokusai Electric, Inc.	15,000	157
Hitachi, Ltd. (Ñ)	50,000	375
Hokkaido Electric Power Co., Inc.	700	15
Honda Motor Co., Ltd.	39,900	1,259
Hosiden Corp. (Ñ)	69,500	1,072
Hoya Corp.	72,500	1,976
Hyakugo Bank, Ltd. (The)	6,000	35
Hyakujushi Bank, Ltd. (The)	9,000	46
Ibiden Co., Ltd.	30,500	1,973
Inpex Holdings, Inc.	311	2,914
Isetan Co., Ltd.	4,500	53

International Fund	35

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Isuzu Motors, Ltd.	364,000	1,585
ITOCHU Corp.	64,000	587
Iyo Bank, Ltd. (The)	16,000	162
Japan Steel Works, Ltd. (The)	17,000	249
Japan Tobacco, Inc.	1,356	7,222
JFE Holdings, Inc.	79,200	3,665
JFE Shoji Holdings, Inc.	50,000	312
JGC Corp.	25,000	416
Joyo Bank, Ltd. (The)	580,930	3,317
Juki Corp. Class A	34,000	164
Kagoshima Bank, Ltd. (The)	26,000	182
Kansai Electric Power Co., Inc. (The)	1,200	30
Kao Corp.	545,900	16,560
Kawasaki Kisen Kaisha, Ltd. (Ñ)	37,000	358
Kayaba Industry Co., Ltd.	10,000	48
KDDI Corp.	520	3,516
Keihin Corp.	10,600	159
Keiyo Bank, Ltd. (The)	47,000	305
Kintetsu World Express, Inc.	5,900	168
Kobe Steel, Ltd.	144,000	482
Koito Manufacturing Co., Ltd.	5,000	73
Komatsu, Ltd. (Ñ)	29,200	705
Komori Corp.	4,900	104
Kose Corp.	129,710	3,193
Kyocera Corp.	2,500	200
Kyoei Steel, Ltd.	2,100	38
Kyowa Hakko Kogyo Co., Ltd.	3,553	36
Kyushu Electric Power Co., Inc.	60,300	1,526
Lawson, Inc.	6,200	221
Leopalace21 Corp.	4,600	111
Makino Milling Machine Co., Ltd.	9,000	58
Makita Corp.	4,500	167
Marubeni Corp.	400,000	2,746
Matsushita Electric Industrial Co., Ltd.	40,000	855
Matsushita Electric Works, Ltd.	43,000	452
Mazda Motor Corp.	35,000	152
Meiji Dairies Corp. (Ñ)	46,000	247
MID Reit, Inc. Class A (ö)(Ñ)	301	1,117
Millea Holdings, Inc.	144,800	5,528
Mitsubishi Chemical Holdings Corp. (Ñ)	98,000	712
Mitsubishi Corp.	189,400	4,964
Mitsubishi Electric Corp.	26,000	242
Mitsubishi Estate Co., Ltd.	17,000	452
Mitsubishi Materials Corp. 2010	43,000	176
Mitsubishi UFJ Financial Group, Inc.	567,200	5,618
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,940	72

	Principal Amount ($) or Shares	Market Value $
Mitsui & Co., Ltd.	186,000	3,828
Mitsui Chemicals, Inc.	285,000	1,909
Mitsui Engineering & Shipbuilding Co., Ltd.	16,000	53
Mitsui Fudosan Co., Ltd.	14,000	321
Mitsui Mining & Smelting Co., Ltd.	38,000	143
Mitsui OSK Lines, Ltd.	261,000	3,184
Mitsui Sumitomo Insurance Co., Ltd.	373,892	3,858
Mitsui-Soko Co., Ltd. (Ñ)	255,750	1,562
Mitsumi Electric Co., Ltd. (Ñ)	12,000	332
Mizuho Financial Group, Inc.	64	303
Mochida Pharmaceutical Co., Ltd.	5,000	45
Musashino Bank, Ltd. (The)	2,700	123
Nagase & Co., Ltd.	3,000	28
Namco Bandai Holdings, Inc. (Ñ)	80,000	1,110
NEC Electronics Corp. (Æ)	3,800	77
New City Residence Investment Corp. Class A (ö)	209	817
NGK Insulators, Ltd.	4,000	103
Nichirei Corp. (Ñ)	69,000	320
Nintendo Co., Ltd.	23,400	11,698
Nippon Commercial Investment Corp. (ö)	417	1,803
Nippon Electric Glass Co., Ltd.	81,200	1,212
Nippon Express Co., Ltd.	97,000	523
Nippon Kayaku Co., Ltd.	43,000	259
Nippon Konpo Unyu Soko Co., Ltd.	6,000	80
Nippon Mining Holdings, Inc.	205,500	1,206
Nippon Oil Corp.	81,000	548
Nippon Residential Investment Corp. Class A (ö)	258	1,068
Nippon Seiki Co., Ltd.	2,000	33
Nippon Sheet Glass Co., Ltd.	18,000	82
Nippon Steel Corp. (Ñ)	282,000	1,696
Nippon Telegraph & Telephone Corp.	801	3,833
Nippon Yusen KK	221,000	1,805
Nipponkoa Insurance Co., Ltd. (Ñ)	534,000	4,904
Nishi-Nippon City Bank, Ltd. (The)	31,000	84
Nissan Chemical Industries, Ltd.	12,000	148
Nissan Motor Co., Ltd.	311,200	2,987
Nissan Shatai Co., Ltd.	21,000	161
Nisshin Seifun Group, Inc.	5,000	49
Nisshin Steel Co., Ltd. (Ñ)	27,000	89
Nisshinbo Industries, Inc. (Ñ)	6,000	65
Nissin Kogyo Co., Ltd.	10,100	166
Nitto Denko Corp.	64,500	3,154
Nomura Holdings, Inc. (Ñ)	538,460	7,895
Noritsu Koki Co., Ltd. (Ñ)	1,200	22

36	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NTN Corp.	24,000	174
Oki Electric Industry Co., Ltd. (Ñ)	383,000	628
Okinawa Electric Power Co., Inc. (The)	900	41
Omron Corp.	66,500	1,374
Onward Holdings Co., Ltd.	19,000	193
ORIX Corp.	14,360	2,444
Pacific Metals Co., Ltd. (Ñ)	7,000	54
QP Corp. (Ñ)	8,800	85
Resona Holdings, Inc. (Ñ)	104	165
Ricoh Co., Ltd.	190,000	2,967
Rohm Co., Ltd.	3,800	280
Sankyo Co., Ltd.	5,000	267
Sankyu, Inc.	14,000	71
Santen Pharmaceutical Co., Ltd.	1,800	48
Sanwa Holdings Corp. (Ñ)	6,000	29
Sapporo Hokuyo Holdings, Inc.	3	25
Sasebo Heavy Industries Co., Ltd. (Ñ)	16,000	69
Seiko Epson Corp.	2,800	69
Sekisui House, Ltd.	3,000	33
Seven & I Holdings Co., Ltd.	179,700	4,447
Sharp Corp. (Ñ)	135,000	2,330
Shiga Bank, Ltd. (The)	18,000	119
Shima Seiki Manufacturing, Ltd. - GDR (Ñ)	3,900	161
Shin-Etsu Chemical Co., Ltd.	56,200	2,960
Shinwa Kaiun Kaisha, Ltd.	18,000	104
Shizuoka Bank, Ltd. (The)	73,000	801
SMC Corp.	29,888	3,344
Sohgo Security Services Co., Ltd.	5,300	85
Sony Corp.	55,800	2,668
Star Micronics Co., Ltd.	12,400	209
Sugi Pharmacy Co., Ltd. - GDR	87,900	2,451
Sumco Corp. (Ñ)	49,100	1,077
Sumco Techxiv Corp. (Ñ)	3,300	82
Sumitomo Bakelite Co., Ltd. (Ñ)	409,300	2,178
Sumitomo Heavy Industries, Ltd.	36,000	297
Sumitomo Metal Industries, Ltd.	7,000	33
Sumitomo Metal Mining Co., Ltd.	9,000	151
Sumitomo Mitsui Financial Group, Inc. (Ñ)	462	3,651
Sumitomo Realty & Development Co., Ltd.	45,000	1,110
Sumitomo Trust & Banking Co., Ltd. (The)	497,930	3,164
Suzuken Co., Ltd.	2,400	87
Suzuki Motor Corp.	79,580	2,005
Takeda Pharmaceutical Co., Ltd.	177,270	10,766
Takefuji Corp.	1,700	48

	Principal Amount ($) or Shares	Market Value $
TDK Corp.	8,600	549
THK Co., Ltd.	12,800	254
Toho Co., Ltd. (Ñ)	3,400	82
Toho Pharmaceutical Co., Ltd.	9,586	204
Tokai Rubber Industries, Inc.	15,700	261
Tokyo Electric Power Co., Inc. (The)	126,000	3,272
Tokyo Gas Co., Ltd.	299,000	1,393
Tokyu Land Corp.	141,000	1,137
TonenGeneral Sekiyu KK (Ñ)	17,000	147
Toshiba Corp. (Ñ)	441,000	2,983
Toshiba Machine Co., Ltd.	12,000	89
Toshiba TEC Corp.	29,000	184
Toyo Engineering Corp. Class A (Ñ)	34,000	152
Toyo Ink Manufacturing Co., Ltd.	8,000	28
Toyo Suisan Kaisha, Ltd.	30,000	570
Toyota Auto Body Co., Ltd. (Ñ)	9,800	152
Toyota Boshoku Corp.	3,500	106
Toyota Motor Corp.	256,900	13,979
Tsubakimoto Chain Co.	8,000	45
United Urban Investment Corp. (ö)	170	1,045
USS Co., Ltd.	2,860	167
West Japan Railway Co.	639	3,087
Xebio Co., Ltd.	1,800	41
Yamada Denki Co., Ltd. (Ñ)	28,910	3,088
Yamaha Corp.	25,100	517
Yamaha Motor Co., Ltd.	2,500	57
Yamato Holdings Co., Ltd.	40,000	556
Yamato Kogyo Co., Ltd. - GDR	10,800	404
Yokohama Rubber Co., Ltd. (The) (Ñ)	38,000	213

		278,600

Luxembourg - 0.4%
ArcelorMittal	32,264	2,145
ArcelorMittal (Ñ)	26,500	1,759
Evraz Group SA - GDR	16,272	1,183
Millicom International Cellular SA (Æ)(Ñ)	15,800	1,674
SES	7,914	192

		6,953

Malaysia - 0.1%
Sime Darby BHD (Æ)	539,200	1,966

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	24,923	35

Mexico - 0.5%
America Movil SAB de CV Series L	110,987	6,649

International Fund	37

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Grupo Modelo SAB de CV	143,700	665
Grupo Televisa SA - ADR (Ñ)	121,839	2,716

		10,030

Netherlands - 4.0%
Akzo Nobel NV	3,873	286
ASM International NV	7,605	145
ASML Holding NV (Æ)	191,168	5,094
Boskalis Westminster	46,200	2,512
Corporate Express (Ñ)	62,600	366
CSM	2,181	59
Fugro NV	26,253	1,796
Heineken NV	315,780	17,742
ING Groep NV	449,923	14,648
Koninklijke Ahold NV	125,468	1,638
Koninklijke Philips Electronics NV	178,549	7,013
OCE NV (Ñ)	35,297	710
Reed Elsevier NV	231,327	4,226
Rodamco Europe NV (ö)	1,957	248
Royal KPN NV	65,668	1,192
TNT NV	105,300	3,901
TomTom NV (Ñ)	10,914	603
Unilever NV	365,741	11,901
Wolters Kluwer NV	44,700	1,278

		75,358

Netherlands Antilles - 0.1%
Hunter Douglas NV	2,819	184
Schlumberger, Ltd.	34,700	2,618

		2,802

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (Ñ)	742,068	2,355

Norway - 0.7%
Aker Kvaerner ASA	15,700	293
Renewable Energy Corp. AS Class H (Ñ)	5,650	148
StatoilHydro ASA	155,158	4,057
Telenor ASA	123,900	2,563
Yara International ASA	124,650	6,027

		13,088

Papua New Guinea - 0.0%
Oil Search, Ltd.	49,980	195

	Principal Amount ($) or Shares	Market Value $
Portugal - 0.1%
Energias de Portugal SA	330,575	2,108

Russia - 0.3%
Gazprom OAO - ADR	43,950	2,126
LUKOIL - ADR	7,450	513
Mobile Telesystems OJSC - ADR	37,600	3,127

		5,766

Singapore - 0.6%
Allgreen Properties, Ltd.	106,220	85
Ascendas Real Estate Investment Trust (ö)(Æ)	8,000	12
CapitaCommercial Trust (ö)	5,000	7
CapitaLand, Ltd. (Ñ)	392,400	1,650
CapitaMall Trust (ö)(Ñ)	9,286	20
China Aviation Oil Singapore Corp., Ltd.	16,000	17
ComfortDelgro Corp., Ltd.	1,000	1
Cosco Corp. Singapore, Ltd.	6,699	22
Creative Technology, Ltd. (Ñ)	3,450	13
DBS Group Holdings, Ltd.	101,700	1,274
Flextronics International, Ltd. (Æ)(Ñ)	97,000	1,135
Haw Par Corp., Ltd.	3,556	16
Indofood Agri Resources, Ltd. (Æ)	32,901	52
Jardine Cycle & Carriage, Ltd.	7,800	109
Keppel Corp., Ltd.	23,889	195
NatSteel, Ltd.	44,400	46
Neptune Orient Lines, Ltd. (Ñ)	50,231	116
Oversea-Chinese Banking Corp.	477,800	2,536
Pacific Century Regional Developments, Ltd. (Æ)	113,000	23
SembCorp Industries, Ltd.	22,580	74
Singapore Airlines, Ltd.	19,100	210
Singapore Exchange, Ltd.	103,000	721
Singapore Petroleum Co., Ltd.	20,281	90
Singapore Technologies Engineering, Ltd.	5,000	12
Singapore Telecommunications, Ltd.	1,209,500	3,142
STATS ChipPAC, Ltd. (Ñ)	5,422	5
Suntec Real Estate Investment Trust (ö)(Æ)	3,571	4
United Overseas Bank, Ltd.	17,714	219
Wing Tai Holdings, Ltd.	16,776	28

		11,834

South Africa - 0.4%
Impala Platinum Holdings, Ltd.	25,944	972

38	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MTN Group, Ltd.	331,025	5,267
Sanlam, Ltd.	209,900	550
Standard Bank Group, Ltd.	19,000	228

		7,017

South Korea - 1.0%
Daelim Industrial Co.	2,780	381
Hynix Semiconductor, Inc.	15,400	433
Hyundai Mobis (Æ)	7,500	618
Industrial Bank of Korea	34,000	622
Kookmin Bank	5,500	364
Kookmin Bank - ADR	31,380	2,087
KT&G Corp.	7,950	684
LG Electronics, Inc. Class H (Ñ)	16,080	1,569
POSCO	1,600	867
Samsung Electronics Co., Ltd.	15,404	9,877
Shinhan Financial Group Co., Ltd. (Æ)	9,200	495

		17,997

Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	57,087	1,204
Banco Santander SA (Ñ)	520,251	9,126
Bankinter SA	2,800	43
Enagas	9,098	251
Gamesa Corp. Tecnologica SA	41,033	1,564
Gas Natural SDG SA	13,743	758
Gestevision Telecinco SA (Ñ)	14,009	300
Grifols SA	11,028	268
Iberdrola Renovables (Æ)(Ñ)	672,189	5,416
Iberdrola SA	444,872	6,802
Red Electrica de Espana	18,026	1,037
Repsol YPF SA (Ñ)	89,916	2,868
Tecnicas Reunidas SA	17,708	1,066
Telefonica SA	800,575	23,442
Vertice Trescientos Sesenta Grados (Æ)(Ñ)	7,527	17

		54,162

Sweden - 1.1%
Alfa Laval AB	3,425	184
Boliden AB	10,000	90
D Carnegie AB (Ñ)	5,700	82
Electrolux AB	105,400	1,653
Industrivarden AB Class A	3,500	53
JM AB	3,000	57
Nordea Bank AB	215,230	2,914
OMX AB	1,500	62

	Principal Amount ($) or Shares	Market Value $
Peab AB	10,400	97
SAS AB (Æ)(Ñ)	7,100	68
Scania AB Class B (Æ)	47,900	991
SKF AB Class B	15,400	276
Ssab Svenskt Stal AB Series A	20,200	532
Svenska Cellulosa AB Class B	92,100	1,480
Swedish Match AB	142,400	3,148
Tele2 AB Series B Class B	170,800	3,486
Telefonaktiebolaget LM Ericsson Series B Class B	1,550,810	3,514
TeliaSonera AB	215,700	1,910
Volvo AB Class A (Æ)	5,500	74
Volvo AB Class B	39,850	532

		21,203

Switzerland - 7.0%
ABB, Ltd.	189,466	4,740
Actelion, Ltd. (Ñ)	58,468	2,920
Alcon, Inc.	11,500	1,633
Baloise Holding AG	1,871	166
Barry Callebaut AG	124	97
Bucher Industries AG	364	81
Credit Suisse Group	246,293	13,958
Givaudan SA	3,950	3,883
Helvetia Holding AG	336	121
Holcim, Ltd.	55,721	5,393
Julius Baer Holding AG	125,464	8,763
Kuoni Reisen Holding AG	403	183
Logitech International SA	162,522	4,956
Lonza Group AG (Ñ)	36,758	4,709
Nestle SA	67,323	30,089
Novartis AG	201,697	10,207
Roche Holding AG	114,007	20,656
Sonova Holding AG	39,036	3,498
Swatch Group AG	32,123	1,684
Swatch Group AG Class B	3,135	844
Swiss Life Holding	2,283	554
Swiss Reinsurance	56,141	4,206
Syngenta AG	10,520	2,775
UBS AG	125,107	5,177
Zurich Financial Services AG	1,552	442

		131,735

Taiwan - 0.3%
AU Optronics Corp.	376,346	623
HON HAI Precision Industry Co., Ltd.	178,000	963
Siliconware Precision Industries Co.	529,239	832

International Fund	39

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taiwan Semiconductor Manufacturing Co., Ltd.	370,844	706
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	161,110	1,495
United Microelectronics Corp.	757,819	417

		5,036

Thailand - 0.1%
Bangkok Bank PCL	386,110	1,434
PTT PCL	48,200	470

		1,904

Turkey - 0.3%
Turkcell Iletisim Hizmet AS - ADR (Ñ)	136,600	3,105
Turkiye Garanti Bankasi AS	260,300	1,665

		4,770

United Kingdom - 16.6%
3i Group PLC	632	12
Amec PLC - GDR	5,410	74
Anglo American PLC	40,115	2,194
Antofagasta PLC	58,675	770
ARM Holdings PLC (Ñ)	907,534	2,123
Associated British Foods PLC	106,400	1,843
AstraZeneca PLC	58,267	2,431
Atkins WS PLC	16,410	350
Autonomy Corp. PLC (Æ)	70,330	1,270
Aviva PLC	354,654	4,442
BAE Systems PLC	760,945	7,089
Barclays PLC	365,665	3,447
BG Group PLC	366,082	8,056
BHP Billiton PLC	94,024	2,787
Biffa PLC - GDR	3,396	21
BP PLC	1,015,339	10,770
BP PLC - ADR (Ñ)	51,150	3,261
Brit Insurance Holdings PLC	91,414	415
British Airways PLC	12,179	81
British American Tobacco PLC	121,076	4,336
British Energy Group PLC Class H	70,370	725
British Land Co. PLC (ö)	8,032	161
British Sky Broadcasting Group PLC	467,883	5,115
BT Group PLC	483,939	2,514
Cadbury Schweppes PLC	251,384	2,775
Carphone Warehouse Group PLC (Ñ)	691,886	4,561
Charter PLC	16,799	231
Close Brothers Group PLC	11,269	186
Compass Group PLC	349,228	2,210
Davis Service Group PLC	22,979	231

	Principal Amount ($) or Shares	Market Value $
Dawnay Day Treveria PLC	1,274,440	1,516
De La Rue PLC	79,600	1,431
Diageo PLC	657,967	13,237
easyJet PLC	114,129	1,056
Emap PLC (Ñ)	1,779	33
Experian Group, Ltd.	187,450	1,655
Galiform PLC	63,562	98
GKN PLC	384,348	2,027
GlaxoSmithKline PLC	1,064,500	25,125
HBOS PLC	656,857	9,072
Home Retail Group PLC	467,442	2,654
HSBC Holdings PLC	156,272	2,343
IG Group Holdings PLC	42,839	310
International Power PLC	403,234	3,199
ITV PLC	575,710	830
J Sainsbury PLC	65,205	518
John Wood Group PLC	167,631	1,268
Johnson Matthey PLC Class H	24,406	908
Kazakhmys PLC	59,767	1,461
Kelda Group PLC	2,914	63
Kesa Electricals PLC	129,859	625
Kingfisher PLC	483,757	1,415
Ladbrokes PLC	276,579	1,647
Land Securities Group PLC (ö)	7,829	250
Legal & General Group PLC	144,169	381
Lloyds TSB Group PLC	632,160	5,566
Man Group PLC	707,900	7,782
Marston’s PLC	142,400	781
Mitchells & Butlers PLC	62,700	556
National Express Group PLC	72,795	1,699
National Grid PLC	69,997	1,077
Old Mutual PLC	190,438	475
Pearson PLC	70,731	979
Petrofac, Ltd.	19,262	196
Premier Farnell PLC	27,378	77
Premier Oil PLC (Æ)	3,372	87
Provident Financial PLC	8,173	133
Reckitt Benckiser Group PLC	258,988	13,557
Regus Group PLC	102,145	146
Resolution PLC	8,656	123
Reuters Group PLC	17,925	217
Rio Tinto PLC	45,687	4,560
Rolls-Royce Group PLC	22,639	214
Royal & Sun Alliance Insurance Group	523,156	1,422
Royal Bank of Scotland Group PLC	1,953,091	14,921
Royal Dutch Shell PLC Class A (Ñ)	550,714	19,656
Royal Dutch Shell PLC Class B	63,378	2,193
SABMiller PLC	11,219	242
Schroders PLC	55,144	1,201

40	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Scottish & Newcastle PLC	10,319	161
Scottish & Southern Energy PLC	96,785	2,941
Severn Trent PLC Class H	66,300	1,875
Shire PLC	14,113	252
Smiths Group PLC	161,528	3,203
Stagecoach Group PLC	152,440	729
Standard Chartered PLC	233,019	7,750
Taylor Wimpey PLC	256,659	923
Tesco PLC	1,733,669	14,464
Trinity Mirror PLC	129,373	843
Tullett Prebon PLC	60,218	619
Unilever PLC	309,668	10,176
Vodafone Group PLC	4,532,170	15,906
Vodafone Group PLC - ADR	155,770	5,421
Weir Group PLC (The)	10,534	157
WH Smith PLC	17,623	118
William Hill PLC	356,214	2,891
WM Morrison Supermarkets PLC	192,864	1,155
WPP Group PLC	1,000,261	12,344
Xstrata PLC	90,725	6,936

		314,327

United States - 0.3%
Citigroup, Inc. (Ñ)	3,010	86
Las Vegas Sands Corp. (Æ)(Ñ)	33,093	2,901
Synthes, Inc.	27,181	3,473

		6,460

Total Common Stocks
(cost $1,510,632)		1,694,894

Preferred Stocks - 0.5%
Brazil - 0.2%
Banco Itau Holding Financeira SA	40,400	908
Petroleo Brasileiro SA	29,000	1,325
Usinas Siderurgicas de Minas Gerais SA	41,250	1,935

		4,168

Germany - 0.3%
Fresenius SE	550	43
Henkel KGaA	78,479	3,592
Porsche Automobil Holding SE (Ñ)	463	833
RWE AG	1,258	133
Volkswagen AG	238	33

		4,634

	Principal Amount ($) or Shares		Market Value $
Italy - 0.0%
Unipol Gruppo Finanziario SpA		21,423	57

South Korea - 0.0%
Samsung Electronics Co., Ltd.		900	416

Total Preferred Stocks
(cost $7,921)			9,275

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
Swiss Market Index Futures
Mar 2008 7,561.03 Put (19)	CHF	1,437	88
Mar 2008 7,840.00 Put (142)	CHF	11,133	657

Total Options Purchased
(cost $731)			745

	Principal Amount ($) or Shares
Warrants & Rights - 0.1%
United States - 0.1%
Bharti Airtel, Ltd. (Þ) 2012 Warrants (Æ)		86	1,858

Total Warrants & Rights
(cost $1,408)			1,858

Short-Term Investments - 6.8%
United States - 6.8%
Russell Investment Company Money Market Fund		118,699,001	118,699
United States Treasury Bills (ç)(ž)(§) 2.952% due 03/20/08		10,000	9,961

Total Short-Term Investments
(cost $128,660)			128,660

International Fund	41

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 10.0%
Russell Investment Company Money Market Fund (×)	55,577,941	55,578
State Street Securities Lending Quality Trust (×)	132,935,234	132,935

Total Other Securities
(cost $188,513)		188,513

Total Investments - 106.9%
(identified cost $1,837,865)		2,023,945

Other Assets and Liabilities, Net - (6.9%)		(130,931)

Net Assets - 100.0%		1,893,014

See accompanying notes which are an integral part of the financial statements.

42	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands) expiration date 02/08 (100)	EUR	8,825	(17)
CAC-40 Index (France) expiration date 02/08 (364)	EUR	17,761	(1,481)
DAX Index (Germany) expiration date 03/08 (81)	EUR	13,994	(2,291)
EUR STOXX 50 Index (EMU) expiration date 03/08 (638)	EUR	24,372	(3,267)
FTSE-100 Index (UK) expiration date 03/08 (461)	GBP	27,079	(3,433)
Hang Seng Index (Hong Kong) expiration date 02/08 (58)	HKD	68,133	(309)
MSCI Singapore Index expiration date 02/08 (1)	SGD	72	(3)
SPI 200 Index (Australia) expiration date 03/08 (84)	AUD	11,813	(744)
TOPIX Index (Japan) expiration date 03/08 (343)	JPY	4,616,780	(4,277)

Short Positions
IBEX Plus Index (Spain) expiration date 02/08 (42)	EUR	5,565	366
MIB-30 (Italy) expiration date 03/08 (3)	EUR	515	96
OMX Stockholm 30 Index (Sweden) expiration date 02/08 (290)	SEK	27,478	(33)
SPI 200 Index (Australia) expiration date 03/08 (95)	AUD	13,359	1,310

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			(14,083)

Options Written (Number of Contracts)	Notional Amount		Market Value $
Switzerland
Swiss Market Index Futures
Mar 2008 7,561.03 Call (19)	CHF	1,437	(88)
Mar 2008 7,840.00 Call (142)	CHF	11,133	(657)

Total Liability for Options Written (premiums received $731)			(745)

See accompanying notes which are an integral part of the financial statements.

International Fund	43

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	78	AUD	86	02/01/08	(1)
USD	45	AUD	52	03/19/08	1
USD	137	AUD	158	03/19/08	4
USD	172	AUD	200	03/19/08	6
USD	175	AUD	200	03/19/08	3
USD	355	AUD	400	03/19/08	2
USD	395	AUD	450	03/19/08	7
USD	427	AUD	500	03/19/08	18
USD	441	AUD	500	03/19/08	5
USD	462	AUD	532	03/19/08	12
USD	462	AUD	532	03/19/08	12
USD	524	AUD	600	03/19/08	11
USD	598	AUD	700	03/19/08	26
USD	789	AUD	900	03/19/08	13
USD	871	AUD	1,000	03/19/08	20
USD	877	AUD	1,000	03/19/08	15
USD	1,007	AUD	1,180	03/19/08	45
USD	1,184	AUD	1,350	03/19/08	20
USD	1,387	AUD	1,595	03/19/08	36
USD	1,579	AUD	1,801	03/19/08	27
USD	1,711	AUD	2,000	03/19/08	72
USD	1,907	AUD	2,200	03/19/08	54
USD	2,153	AUD	2,453	03/19/08	35
USD	2,676	AUD	3,000	03/19/08	(2)
USD	15,987	AUD	18,425	03/19/08	439
USD	40	BRL	70	02/01/08	—
USD	60	BRL	107	02/01/08	1
USD	177	BRL	310	02/01/08	(1)
USD	205	BRL	360	02/01/08	—
USD	296	BRL	520	02/06/08	(1)
USD	717	CAD	714	02/01/08	(6)
USD	24	CAD	23	02/04/08	—
USD	236	CAD	234	02/04/08	(2)
USD	940	CAD	946	02/04/08	1
USD	121	CAD	122	02/05/08	—
USD	78	CHF	85	02/01/08	1
USD	110	CHF	120	02/01/08	1
USD	314	CHF	343	02/01/08	4
USD	183	CHF	199	02/04/08	1
USD	333	CHF	363	02/04/08	3
USD	135	CHF	155	03/19/08	8
USD	323	CHF	362	03/19/08	13
USD	544	CHF	597	03/19/08	9
USD	698	CHF	804	03/19/08	47
USD	803	CHF	885	03/19/08	17
USD	2,698	CHF	3,005	03/19/08	85
USD	2,702	CHF	3,005	03/19/08	81

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	6,437	CHF	7,164	03/19/08	198
USD	29	DKK	144	02/01/08	—
USD	143	DKK	719	02/04/08	1
USD	13	DKK	67	03/19/08	—
USD	73	DKK	381	03/19/08	3
USD	42	EUR	28	02/01/08	—
USD	85	EUR	57	02/01/08	—
USD	88	EUR	59	02/01/08	1
USD	152	EUR	103	02/01/08	1
USD	200	EUR	135	02/01/08	—
USD	209	EUR	142	02/01/08	1
USD	39	EUR	26	02/04/08	—
USD	88	EUR	59	02/04/08	—
USD	114	EUR	77	02/05/08	—
USD	117	EUR	80	03/19/08	1
USD	720	EUR	500	03/19/08	23
USD	1,436	EUR	1,000	03/19/08	49
USD	1,439	EUR	1,000	03/19/08	45
USD	1,466	EUR	1,000	03/19/08	19
USD	1,468	EUR	1,000	03/19/08	17
USD	1,471	EUR	1,000	03/19/08	13
USD	1,477	EUR	1,000	03/19/08	8
USD	1,480	EUR	1,000	03/19/08	4
USD	1,483	EUR	1,000	03/19/08	2
USD	1,901	EUR	1,300	03/19/08	29
USD	2,152	EUR	1,500	03/19/08	75
USD	2,932	EUR	2,000	03/19/08	38
USD	2,933	EUR	2,000	03/19/08	37
USD	2,943	EUR	2,000	03/19/08	26
USD	2,957	EUR	2,000	03/19/08	12
USD	3,646	EUR	2,500	03/19/08	66
USD	4,320	EUR	3,000	03/19/08	134
USD	4,401	EUR	3,000	03/19/08	53
USD	4,792	EUR	3,343	03/19/08	171
USD	5,280	EUR	3,667	03/19/08	165
USD	5,476	EUR	3,800	03/19/08	165
USD	7,460	EUR	5,107	03/19/08	122
USD	8,211	EUR	5,700	03/19/08	251
USD	8,275	EUR	5,662	03/19/08	131
USD	8,343	EUR	5,700	03/19/08	119
USD	10,817	EUR	7,500	03/19/08	317
USD	13,680	EUR	9,500	03/19/08	424
USD	20,787	EUR	14,000	03/19/08	(2)
USD	61,405	EUR	41,900	03/19/08	801
USD	73,530	EUR	50,300	03/19/08	1,147
USD	492	GBP	247	02/01/08	—
USD	871	GBP	437	02/04/08	(1)

See accompanying notes which are an integral part of the financial statements.

44	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	128	GBP	64	02/05/08	—
USD	585	GBP	300	03/19/08	10
USD	598	GBP	300	03/19/08	(3)
USD	787	GBP	400	03/19/08	6
USD	797	GBP	400	03/19/08	(4)
USD	992	GBP	500	03/19/08	—
USD	1,028	GBP	500	03/19/08	(36)
USD	1,171	GBP	600	03/19/08	19
USD	1,576	GBP	800	03/19/08	10
USD	1,955	GBP	1,000	03/19/08	28
USD	1,984	GBP	1,000	03/19/08	(1)
USD	1,998	GBP	1,000	03/19/08	(16)
USD	3,036	GBP	1,500	03/19/08	(62)
USD	3,720	GBP	1,881	03/19/08	9
USD	4,196	GBP	2,126	03/19/08	19
USD	5,421	GBP	2,745	03/19/08	23
USD	5,655	GBP	2,800	03/19/08	(103)
USD	6,029	GBP	3,000	03/19/08	(80)
USD	6,456	GBP	3,200	03/19/08	(112)
USD	9,916	GBP	5,000	03/19/08	(2)
USD	62,405	GBP	30,925	03/19/08	(1,090)
USD	13	HKD	100	02/01/08	—
USD	22	HKD	175	02/01/08	—
USD	747	HKD	5,829	02/01/08	1
USD	122	HKD	953	02/04/08	—
USD	1,092	HKD	8,512	02/04/08	—
USD	6	HKD	45	03/19/08	—
USD	234	HKD	1,819	03/19/08	—
USD	242	HKD	1,883	03/19/08	—
USD	539	HKD	4,187	03/19/08	(1)
USD	326	JPY	34,811	02/01/08	2
USD	145	JPY	15,305	02/04/08	(1)
USD	1,362	JPY	146,183	02/04/08	12
USD	391	JPY	41,457	02/05/08	(2)
USD	982	JPY	104,358	02/05/08	—
USD	468	JPY	50,000	03/19/08	4
USD	470	JPY	50,000	03/19/08	2
USD	470	JPY	50,000	03/19/08	2
USD	659	JPY	70,000	03/19/08	2
USD	885	JPY	100,000	03/19/08	59
USD	909	JPY	100,000	03/19/08	35
USD	920	JPY	100,000	03/19/08	23
USD	1,363	JPY	150,000	03/19/08	52
USD	1,377	JPY	150,000	03/19/08	38
USD	1,766	JPY	200,000	03/19/08	121
USD	1,821	JPY	200,000	03/19/08	66
USD	2,069	JPY	231,841	03/19/08	118

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	2,227	JPY	250,000	03/19/08	131
USD	2,753	JPY	300,000	03/19/08	77
USD	4,523	JPY	505,433	03/19/08	245
USD	5,204	JPY	564,175	03/19/08	118
USD	5,247	JPY	568,596	03/19/08	117
USD	5,348	JPY	600,000	03/19/08	312
USD	6,183	JPY	680,000	03/19/08	233
USD	8,489	JPY	900,000	03/19/08	2
USD	9,576	JPY	1,072,133	03/19/08	539
USD	32,493	JPY	3,570,000	03/19/08	1,188
USD	33,164	JPY	3,642,000	03/19/08	1,196
USD	1,693	NOK	9,215	02/01/08	11
USD	37,579	NOK	209,305	03/19/08	984
USD	209	SEK	1,372	03/19/08	6
USD	276	SEK	1,768	03/19/08	1
USD	330	SEK	2,129	03/19/08	4
USD	362	SEK	2,300	03/19/08	(1)
USD	396	SEK	2,573	03/19/08	8
USD	420	SEK	2,769	03/19/08	15
USD	1,019	SEK	6,498	03/19/08	—
USD	1,028	SEK	6,544	03/19/08	(1)
USD	1	SGD	1	02/01/08	—
USD	181	SGD	261	03/19/08	4
USD	1,109	SGD	1,614	03/19/08	32
USD	46	ZAR	330	02/05/08	(2)
AUD	49	USD	41	02/01/08	(3)
AUD	226	USD	201	02/05/08	(2)
AUD	100	USD	87	03/19/08	(3)
AUD	200	USD	175	03/19/08	(3)
AUD	200	USD	176	03/19/08	(2)
AUD	300	USD	260	03/19/08	(7)
AUD	300	USD	262	03/19/08	(5)
AUD	350	USD	304	03/19/08	(8)
AUD	500	USD	435	03/19/08	(11)
AUD	500	USD	437	03/19/08	(9)
AUD	500	USD	440	03/19/08	(6)
AUD	500	USD	440	03/19/08	(5)
AUD	555	USD	484	03/19/08	(10)
AUD	600	USD	522	03/19/08	(13)
AUD	769	USD	656	03/19/08	(29)
AUD	769	USD	656	03/19/08	(29)
AUD	1,500	USD	1,278	03/19/08	(59)
AUD	1,665	USD	1,420	03/19/08	(64)
AUD	2,900	USD	2,516	03/19/08	(69)
AUD	3,000	USD	2,570	03/19/08	(105)
AUD	6,400	USD	5,556	03/19/08	(151)
BRL	211	USD	120	02/01/08	(1)

See accompanying notes which are an integral part of the financial statements.

International Fund	45

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
BRL	56	USD	32	02/06/08	—
BRL	61	USD	35	02/06/08	—
CHF	1,135	USD	1,039	02/01/08	(12)
CHF	338	USD	311	02/04/08	(2)
CHF	169	USD	156	02/05/08	—
CHF	206	USD	190	02/05/08	—
CHF	574	USD	504	03/19/08	(28)
CHF	1,522	USD	1,389	03/19/08	(21)
CHF	15,497	USD	13,518	03/19/08	(836)
DKK	5	USD	1	03/19/08	—
DKK	355	USD	69	03/19/08	(1)
DKK	535	USD	105	03/19/08	(1)
DKK	1,605	USD	315	03/19/08	(5)
DKK	2,152	USD	415	03/19/08	(14)
EUR	20	USD	30	02/01/08	—
EUR	20	USD	20	02/01/08	(10)
EUR	80	USD	119	02/01/08	(1)
EUR	105	USD	155	02/01/08	(1)
EUR	144	USD	212	02/01/08	(1)
EUR	14	USD	21	02/04/08	—
EUR	1,166	USD	1,732	02/04/08	(1)
EUR	651	USD	968	02/05/08	—
EUR	100	USD	148	03/19/08	(1)
EUR	200	USD	295	03/19/08	(2)
EUR	200	USD	295	03/19/08	(2)
EUR	500	USD	736	03/19/08	(6)
EUR	500	USD	738	03/19/08	(5)
EUR	900	USD	1,328	03/19/08	(8)
EUR	1,000	USD	1,465	03/19/08	(19)
EUR	1,000	USD	1,467	03/19/08	(17)
EUR	1,000	USD	1,468	03/19/08	(17)
EUR	1,000	USD	1,469	03/19/08	(16)
EUR	1,000	USD	1,470	03/19/08	(15)
EUR	1,000	USD	1,471	03/19/08	(13)
EUR	1,000	USD	1,472	03/19/08	(12)
EUR	1,000	USD	1,472	03/19/08	(12)
EUR	1,500	USD	2,196	03/19/08	(31)
EUR	1,500	USD	2,197	03/19/08	(30)
EUR	1,500	USD	2,216	03/19/08	(11)
EUR	1,900	USD	2,771	03/19/08	(51)
EUR	1,958	USD	2,883	03/19/08	(24)
EUR	1,958	USD	2,884	03/19/08	(24)
EUR	2,000	USD	2,926	03/19/08	(43)
EUR	2,038	USD	2,978	03/19/08	(48)
EUR	3,916	USD	5,756	03/19/08	(59)
EUR	4,000	USD	5,861	03/19/08	(78)
EUR	4,500	USD	6,578	03/19/08	(103)
EUR	5,800	USD	8,359	03/19/08	(252)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	7,000	USD	10,254	03/19/08	(138)
EUR	11,000	USD	15,877	03/19/08	(454)
EUR	13,472	USD	19,821	03/19/08	(181)
EUR	14,410	USD	20,730	03/19/08	(665)
EUR	40,400	USD	59,145	03/19/08	(834)
GBP	28	USD	56	02/01/08	—
GBP	50	USD	99	02/01/08	—
GBP	63	USD	125	02/01/08	—
GBP	89	USD	175	02/01/08	(2)
GBP	100	USD	199	02/01/08	—
GBP	134	USD	267	02/01/08	—
GBP	201	USD	400	02/01/08	—
GBP	110	USD	218	02/04/08	—
GBP	108	USD	214	02/05/08	—
GBP	100	USD	197	03/19/08	(2)
GBP	200	USD	394	03/19/08	(2)
GBP	200	USD	394	03/19/08	(2)
GBP	200	USD	396	03/19/08	—
GBP	200	USD	408	03/19/08	11
GBP	202	USD	397	03/19/08	(3)
GBP	269	USD	534	03/19/08	—
GBP	500	USD	985	03/19/08	(7)
GBP	500	USD	1,020	03/19/08	29
GBP	500	USD	1,030	03/19/08	39
GBP	558	USD	1,124	03/19/08	17
GBP	600	USD	1,216	03/19/08	26
GBP	700	USD	1,391	03/19/08	3
GBP	700	USD	1,415	03/19/08	27
GBP	800	USD	1,631	03/19/08	45
GBP	1,000	USD	2,022	03/19/08	39
GBP	1,000	USD	2,023	03/19/08	40
GBP	1,343	USD	2,706	03/19/08	42
GBP	1,700	USD	3,429	03/19/08	58
GBP	2,000	USD	4,043	03/19/08	78
GBP	2,660	USD	5,376	03/19/08	102
GBP	2,687	USD	5,411	03/19/08	84
GBP	4,000	USD	8,072	03/19/08	141
GBP	4,500	USD	9,049	03/19/08	127
GBP	11,550	USD	23,332	03/19/08	431
GBP	13,289	USD	26,729	03/19/08	380
GBP	8,427	USD	16,647	04/30/08	(13)
HKD	773	USD	99	02/04/08	—
HKD	557	USD	72	03/19/08	—
HKD	1,257	USD	161	03/19/08	—
HKD	1,346	USD	173	03/19/08	—
HKD	1,440	USD	185	03/19/08	—
JPY	13,650	USD	129	02/01/08	1
JPY	37,697	USD	333	02/01/08	(22)

See accompanying notes which are an integral part of the financial statements.

46	International Fund

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPY	10,309	USD	96	02/04/08	(1)
JPY	11,499	USD	109	02/04/08	1
JPY	16,693	USD	155	02/04/08	(2)
JPY	7,392	USD	69	02/05/08	—
JPY	58,275	USD	550	02/05/08	2
JPY	20,000	USD	179	03/19/08	(10)
JPY	20,000	USD	184	03/19/08	(5)
JPY	30,000	USD	276	03/19/08	(7)
JPY	30,000	USD	282	03/19/08	(1)
JPY	37,350	USD	352	03/19/08	—
JPY	40,000	USD	369	03/19/08	(8)
JPY	60,000	USD	553	03/19/08	(13)
JPY	80,000	USD	741	03/19/08	(14)
JPY	90,000	USD	812	03/19/08	(37)
JPY	100,000	USD	905	03/19/08	(39)
JPY	100,000	USD	905	03/19/08	(38)
JPY	100,000	USD	912	03/19/08	(31)
JPY	100,000	USD	914	03/19/08	(29)
JPY	100,000	USD	917	03/19/08	(27)
JPY	200,000	USD	1,802	03/19/08	(85)
JPY	200,000	USD	1,820	03/19/08	(66)
JPY	299,954	USD	2,649	03/19/08	(183)
JPY	420,000	USD	3,758	03/19/08	(205)
JPY	450,000	USD	4,094	03/19/08	(152)
JPY	650,000	USD	5,919	03/19/08	(213)
JPY	800,000	USD	7,124	03/19/08	(423)
JPY	1,270,000	USD	11,549	03/19/08	(432)
JPY	2,370,000	USD	21,570	03/19/08	(790)
NOK	446	USD	81	03/19/08	(1)
NOK	7,602	USD	1,362	03/19/08	(38)
NOK	7,602	USD	1,364	03/19/08	(37)
NOK	11,016	USD	2,018	03/19/08	(12)
NOK	21,934	USD	4,027	03/19/08	(14)
NOK	27,541	USD	5,053	03/19/08	(21)
NOK	43,672	USD	7,817	03/19/08	(229)
SEK	123	USD	19	02/01/08	—
SEK	978	USD	151	03/19/08	(3)
SEK	1,530	USD	238	03/19/08	(2)
SEK	3,060	USD	475	03/19/08	(5)
SEK	5,914	USD	916	03/19/08	(12)
SEK	44,317	USD	6,752	03/19/08	(203)
SGD	120	USD	83	03/19/08	(2)
SGD	210	USD	147	03/19/08	(2)
SGD	1,755	USD	1,230	03/19/08	(11)
ZAR	696	USD	97	02/04/08	4

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					3,747

See accompanying notes which are an integral part of the financial statements.

International Fund	47

Russell Investment Company

International Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	688	1 Month EUR LIBOR plus 0.120%	03/19/08	(102)
MSCI Denmark I Local Net Total Return Index	Merrill Lynch	DKK	1,113	1 Month DKK LIBOR minus 0.800%	03/19/08	28
MSCI Denmark II Local Net Total Return Index	Merrill Lynch	DKK	8,465	1 Month DKK LIBOR minus 0.800%	03/19/08	214
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	295	1 Month DKK LIBOR minus 0.800%	03/19/08	—

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						140

See accompanying notes which are an integral part of the financial statements.

48	International Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 99.2%
Asset-Backed Securities - 9.0%
ACE Securities Corp. (Ê)
Series 2003-HE1 Class M1
4.026% due 11/25/33	1,131	1,078
Series 2003-OP1 Class M2
4.876% due 12/25/33	125	100
Series 2004-IN1 Class A1
3.696% due 05/25/34	97	91
Series 2005-HE3 Class A2C
3.696% due 05/25/35	2,637	2,617
Series 2005-HE7 Class A2B
3.556% due 11/25/35	221	220
Series 2005-SD3 Class A
3.776% due 08/25/45	429	405
Series 2006-ASP Class A2A
3.446% due 12/25/35	24	24
3.456% due 10/25/36	229	222
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2
5.026% due 01/25/34	265	207
Alliance Bancorp Trust (Ê)
Series 2007-OA1 Class A1
3.616% due 07/25/37	885	833
American Airlines, Inc.
Series 01-1
6.817% due 11/23/12	1,655	1,578
6.977% due 05/23/21	54	49
American Express Credit Account Master Trust (Ê)
Series 2001-5 Class B
4.686% due 11/15/10	422	422
Series 2003-1 Class B
4.636% due 09/15/10	2,105	2,106
Series 2003-2 Class B
4.606% due 10/15/10	1,100	1,100
Series 2004-1 Class B
4.486% due 09/15/11	33	33
Series 2004-4 Class B
4.516% due 03/15/12	494	487
Series 2004-5 Class B
4.486% due 04/16/12	346	342
Series 2004-C Class C (Å)
4.736% due 02/15/12	6,890	6,880
Series 2005-3 Class B
4.376% due 01/18/11	133	133
Series 2007-3 Class A
4.236% due 10/15/12	600	593

	Principal Amount ($) or Shares	Market Value $
American Express Issuance Trust (Ê)
Series 2007-1 Class B
4.786% due 09/15/11	1,200	1,201
AmeriCredit Automobile Receivables Trust
Series 2007-BF Class A2
5.310% due 01/06/11	2,316	2,315
Argent Securities, Inc. (Ê)
Series 2005-W2 Class A2B1
3.576% due 10/25/35	1,819	1,785
Series 2005-W2 Class A2B2
3.636% due 10/25/35	470	462
Series 2006-M3 Class A2A
3.426% due 10/25/36	307	301
Asset Backed Funding Certificates (Ê)
Series 2006-HE1 Class A2A
3.436% due 01/25/37	506	493
Series 2006-OPT Class A3A
3.436% due 10/25/36	254	251
Series 2006-OPT Class M2
3.666% due 09/25/36	341	209
Asset Backed Securities Corp. Home Equity (Ê)
Series 2004-HE6 Class A1
3.651% due 09/25/34	80	74
Series 2004-HE7 Class M9 (Å)
7.931% due 10/25/34	600	503
BA Credit Card Trust
Series 2006-C4 Class C4 (Ê)
4.466% due 11/15/11	5,082	4,898
Series 2006-C7 Class C7 (Ê)
4.466% due 03/15/12	300	283
Series 2008-A1 Class A1
3.890% due 04/15/13	500	500
Bank One Issuance Trust (Ê)
Series 2003-B1 Class B1
4.606% due 12/15/10	677	678
Series 2003-C4 Class C4
5.266% due 02/15/11	527	527
Series 2004-B1 Class B1
4.556% due 03/15/12	549	537
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3
5.865% due 02/28/41	340	332
Bear Stearns Asset Backed Securities Trust (Ê)
Series 2004-BO1 Class 1A1
3.576% due 09/25/34	21	21

Fixed Income III Fund	49

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AQ1 Class 2A1
3.596% due 03/25/35	55	55
Series 2006-HE3 Class A1
3.456% due 04/25/36	155	154
Series 2006-HE8 Class 2M1
3.706% due 10/25/36	400	212
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.750% due 07/15/20	750	766
Carmax Auto Owner Trust (Ê)
Series 2008-1 Class A2
4.634% due 04/15/11	1,250	1,245
Centex Home Equity (Ê)
Series 2005-C Class AV3
3.606% due 06/25/35	747	746
Series 2006-A Class AV2
3.476% due 06/25/36	3,000	2,947
Chase Credit Card Master Trust (Ê)
Series 2002-3 Class B
4.686% due 09/15/11	412	407
Series 2003-2 Class B
4.586% due 07/15/10	2,024	2,026
Series 2003-3 Class B
4.586% due 10/15/10	214	214
Series 2003-6 Class B
4.586% due 02/15/11	369	367
Series 2003-6 Class C
5.036% due 02/15/11	400	396
Chase Issuance Trust
Series 2004-C3 Class C3 (Ê)
4.706% due 06/15/12	300	288
Series 2005-A12 Class A (Ê)
4.246% due 02/15/11	500	498
Series 2005-C1 Class C1 (Ê)
4.606% due 11/15/12	2,000	1,894
Series 2005-C3 Class C3 (Ê)
4.576% due 11/15/12	329	306
Series 2006-B1 Class B1 (Ñ)(Ê)
4.386% due 04/15/13	800	756
Series 2006-B2 Class B (Ñ)(Ê)
4.336% due 10/15/12	738	704
Series 2006-C3 Class C3 (Ê)
4.466% due 06/15/11	415	402
Series 2007-A17 Class A
5.120% due 10/15/14	105	109
Chase Manhattan Auto Owner Trust
Series 2006-B Class A2
5.280% due 10/15/09	138	138

	Principal Amount ($) or Shares	Market Value $
CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A1
4.376% due 05/25/09	1,394	1,356
Series 2007-1 Class 2A2
4.626% due 10/01/37	400	368
Series 2007-1 Class 2A3
4.826% due 10/01/37	747	650
Citibank Credit Card Issuance Trust
Series 2003-C1 Class C1 (Ê)
5.746% due 04/07/10	99	99
Series 2006-B1 Class B1 (Ê)
4.650% due 03/07/11	1,000	981
Series 2007-A1 Class A1 (Ê)
4.874% due 03/22/12	725	719
Series 2007-A8 Class A8
5.650% due 09/20/19	565	568
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2006-NC1 Class A2A
3.446% due 08/25/36	162	161
Series 2006-NC2 Class A2A
3.416% due 09/25/36	571	559
Series 2006-WFH Class A1
3.416% due 08/25/36	112	111
Series 2007-AMC Class A2A
3.436% due 05/25/37	2,257	2,143
Series 2007-OPX Class A1A
3.446% due 01/25/37	1,134	1,089
Countrywide Alternative Loan Trust (Þ)
Series 2007-OA7 Class CP
Interest Only STRIP
2.489% due 05/25/47	345	6
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3
3.989% due 02/25/31	17	17
Series 2004-AB2 Class M3 (Ê)
3.976% due 05/25/36	230	196
Series 2004-BC1 Class M1 (Ê)
3.876% due 02/25/34	159	149
Series 2004-S1 Class A2
3.872% due 03/25/20	41	40
Series 2005-7 Class 3AV3 (Ê)
3.786% due 06/25/35	2,000	1,830
Series 2005-11 Class 3AV2 (Ê)
3.666% due 02/25/36	2,080	2,043
Series 2005-16 Class 2AF1 (Ê)
3.481% due 05/25/36	145	144
Series 2005-AB1 Class A2 (Ê)
3.586% due 10/25/34	2,051	2,025

50	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-1 Class AF3
5.348% due 07/25/36	100	96
Series 2006-3 Class 2A2 (Ê)
3.556% due 06/25/36	1,065	999
Series 2006-11 Class 1AF4
6.300% due 09/25/46	405	387
Series 2006-13 Class 1AF3
5.944% due 01/25/37	1,035	989
Series 2006-15 Class A3
5.689% due 10/25/46	260	247
Series 2006-17 Class 2A1 (Ê)
3.426% due 03/25/47	207	204
Series 2006-BC1 Class 2A2 (Ê)
3.556% due 04/25/36	225	217
Series 2006-BC2 Class 2A1 (Ê)
3.416% due 07/25/36	189	188
Series 2006-S2 Class A2
5.627% due 07/25/27	385	350
Series 2006-S3 Class A2
6.085% due 06/25/21	835	671
Series 2006-S6 Class A2
5.519% due 03/25/34	555	523
Series 2006-S7 Class A3
5.712% due 11/25/35	2,575	2,033
Series 2006-S9 Class A3
5.728% due 08/25/36	665	609
Series 2007-4 Class A2
5.530% due 03/25/37	540	530
Series 2007-7 Class 2A1 (Ê)
3.456% due 10/25/28	865	838
Countrywide Home Equity Loan Trust (Ê)
Series 2006-HW Class 2A1B
4.386% due 11/15/36	1,372	1,279
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-AGE Class A2
4.640% due 02/25/32	308	307
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB5 Class A1 (Ê)
3.436% due 06/25/36	160	159
Series 2007-CB1 Class AF2
5.721% due 01/25/37	335	313
Dunkin Securitization (Þ)
Series 2006-1 Class A2
5.779% due 06/20/31	1,090	959
Entergy Gulf States, Inc. (Ê)
5.524% due 12/01/09	100	98

	Principal Amount ($) or Shares	Market Value $
FBR Securitization Trust (Ê)
Series 2005-2 Class AV3A
3.666% due 09/25/35	3,320	3,146
First USA Credit Card Master Trust (Ê)
Series 1998-6 Class A
4.149% due 04/18/11	1,200	1,198
Ford Credit Auto Owner Trust (Ê)
Series 2008-A Class A2
4.503% due 07/15/10	2,000	1,998
Fremont Home Loan Trust (Ê)
Series 2005-B Class 2A3
4.586% due 04/25/35	482	482
Series 2006-3 Class 2A1
3.446% due 02/25/37	147	144
Series 2006-A Class 2A2
3.476% due 05/25/36	386	379
Series 2006-E Class 2A1
3.436% due 01/25/37	278	270
GE Capital Credit Card Master Note Trust
Series 2005-3 Class B (Ê)
4.536% due 06/15/13	296	285
Series 2006-1 Class A
5.080% due 09/15/12	832	853
Series 2006-1 Class B (Ê)
4.346% due 09/15/12	500	486
GMAC Mortgage Corp. Loan Trust
Series 2004-HE5 Class A3
3.970% due 09/25/34	54	53
Series 2007-HE2 Class A2
6.054% due 12/25/37	560	534
Series 2007-HE3 Class 2A1
7.000% due 09/25/37	381	389
Green Tree Financial Corp.
Series 1994-1 Class A5
7.650% due 04/15/19	789	814
Series 1994-3 Class A5
8.400% due 06/15/19	718	747
Series 1994-5 Class A5
8.300% due 12/15/19	1,165	1,207
GS Mortgage Securities Corp. (Å)
Series 2007-NIM Class N1
6.250% due 01/25/37	108	106
GSAA Trust
Series 2006-2 Class 2A3 (Ê)
3.646% due 12/25/35	595	561
Series 2006-4 Class 1A2
5.951% due 03/25/36	432	441

Fixed Income III Fund	51

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GSAMP Trust (Ê)
Series 2003-HE2 Class M1
4.026% due 08/25/33	217	197
Series 2004-SEA Class A2A
3.666% due 03/25/34	85	85
Series 2006-FM1 Class A2C
3.536% due 04/25/36	500	469
Series 2006-HE1 Class A2A
3.456% due 01/25/36	17	17
Series 2006-HE4 Class A2A
3.446% due 06/25/36	185	184
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A
4.224% due 01/20/34	553	537
Series 2007-3 Class A1
4.759% due 11/20/36	1,260	1,253
Series 2007-3 Class APT
5.159% due 11/20/36	1,424	1,391
Home Equity Asset Trust (Ê)
Series 2005-2 Class 2A2
3.576% due 07/25/35	2	2
Series 2006-3 Class 2A1
3.446% due 07/25/36	17	17
Household Affinity Credit Card Master Note Trust I (Ê)
Series 2003-1 Class B
4.786% due 02/15/10	1,875	1,876
Series 2003-1 Class C
5.686% due 02/15/10	112	112
Household Automotive Trust
Series 2006-2 Class A3
5.610% due 08/17/11	639	651
Household Credit Card Master Note Trust I
Series 2006-1 Class A
5.100% due 06/15/12	465	473
Series 2006-1 Class B (Ê)
4.376% due 06/15/12	264	254
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE1 Class 2A1
3.426% due 10/25/36	991	943
Series 2006-HE2 Class 2A1
3.426% due 12/25/36	213	205
Series 2006-OPT Class 2A1
3.456% due 12/25/35	28	28

	Principal Amount ($) or Shares	Market Value $
Indymac Residential Asset Backed Trust (Ê)
Series 2006-H2 Class A
3.435% due 06/28/36	634	552
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-CW1 Class A2
3.416% due 07/25/28	47	46
Series 2006-HE1 Class A2
3.456% due 01/25/36	77	77
Series 2006-WMC Class A2
3.426% due 07/25/30	197	195
3.446% due 03/25/36	46	46
3.426% due 08/25/36	423	415
Series 2007-HE1 Class AV1
3.436% due 04/25/09	504	486
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2
4.660% due 07/25/35	181	155
Series 2006-16N Class A1A
3.456% due 11/25/46	392	380
Series 2007-4N Class 3A2A
5.538% due 04/25/37	897	844
Long Beach Mortgage Loan Trust (Ê)
Series 2002-5 Class M1
4.621% due 11/25/32	843	792
Series 2003-3 Class M1
4.126% due 07/25/33	1,489	1,358
Series 2004-4 Class 1A1
3.656% due 10/25/34	9	8
Series 2005-3 Class 2A2
3.656% due 09/25/35	492	487
Series 2005-WL2 Class 3A3
3.646% due 07/25/35	290	287
Series 2005-WL3 Class 2A2A
3.516% due 11/25/35	2,958	2,939
Series 2006-4 Class 2A1
3.426% due 05/25/36	254	253
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2
5.851% due 08/25/33	99	83
Series 2006-AM3 Class A1
3.436% due 10/25/36	59	58
Series 2006-WMC Class A1
3.446% due 02/25/36	68	68

52	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MBNA Credit Card Master Note Trust (Ê)
Series 2003-B1 Class B1
4.676% due 07/15/10	1,280	1,281
Series 2003-B5 Class B5
4.606% due 02/15/11	500	498
Series 2003-C3 Class C3
5.586% due 10/15/10	85	85
Series 2005-C3 Class C
4.506% due 03/15/11	3,195	3,151
MBNA Master Credit Card Trust
Series 2000-E Class A
7.800% due 10/15/12	705	769
Meritage Mortgage Loan Trust (Ê)
Series 2005-2 Class 2A2
3.626% due 11/25/35	181	181
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2006-AR1 Class A2C
3.536% due 03/25/37	500	465
Series 2006-HE1 Class A2A
3.456% due 12/25/36	179	178
Series 2006-RM1 Class A2A
3.446% due 02/25/37	110	109
Mid-State Trust
Series 2003-11 Class A1
4.864% due 07/15/38	48	49
Series 2004-1 Class A
6.005% due 08/15/37	47	47
Series 2005-1 Class A
5.745% due 01/15/40	134	134
Series 2006-1 Class A (Þ)
5.787% due 10/15/40	232	228
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M1
4.426% due 09/25/33	750	692
Series 2003-NC8 Class M3
6.526% due 09/25/33	65	51
Series 2006-HE1 Class A2
3.496% due 01/25/36	1,764	1,749
Series 2006-HE3 Class A2A
3.416% due 04/25/36	133	132
Series 2006-HE4 Class A1
3.416% due 06/25/36	135	133
Series 2006-WMC Class A2FP
3.426% due 07/25/36	384	375

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley Home Equity Loans (Ê)
Series 2006-1 Class A2A
3.456% due 12/25/35	40	40
Series 2006-3 Class A1
3.426% due 04/25/36	77	76
Nationstar Home Equity Loan Trust (Ê)
Series 2006-B Class AV1
3.446% due 09/25/36	352	348
Nelnet Student Loan Trust (Ê)
Series 2006-3 Class A1
4.838% due 09/25/12	13	13
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2
3.906% due 02/25/35	380	340
Newcastle Mortgage Securities Trust (Ê)
Series 2006-1 Class A1
3.446% due 03/25/36	76	76
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
5.076% due 04/25/33	82	72
Series 2003-3 Class M3
5.376% due 06/25/33	60	37
Series 2003-4 Class M2
5.026% due 07/25/33	51	45
Series 2005-2 Class A5
3.706% due 05/25/35	747	721
Series 2005-3 Class A4
3.626% due 08/25/35	1,316	1,310
Series 2005-4 Class A3
3.636% due 11/25/35	464	448
Park Place Securities, Inc. (Ê)
Series 2004-MCW Class A1
3.688% due 10/25/34	389	336
Series 2005-WCW Class M1
3.826% due 09/25/35	375	317
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3
5.680% due 01/25/36	415	416
Power Contract Financing LLC (Þ)
6.256% due 02/01/10	91	96
RAAC Series (Ê)
Series 2006-SP1 Class A1
3.476% due 09/25/45	52	52

Fixed Income III Fund	53

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	190	172
Series 2005-2 Class AF4
4.934% due 08/25/35	205	190
Series 2005-4 Class A2
5.399% due 02/25/36	5	5
Series 2005-4 Class A3
5.565% due 02/25/36	115	115
Series 2006-1 Class AF3
5.608% due 05/25/36	200	201
Series 2006-1 Class AF6
5.746% due 05/25/36	320	301
Series 2006-1 Class AV1 (Ê)
3.411% due 05/25/36	72	71
Series 2006-2 Class AV1 (Ê)
3.426% due 08/25/36	103	102
Series 2007-1 Class AF2
5.512% due 04/25/37	575	572
Series 2007-2 Class AF2
5.675% due 06/25/37	390	378
RESI Finance, LP (Ê)(Å)
Series 2007-B Class B5
5.336% due 03/27/37	560	331
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	343	322
Series 2006-RS2 Class A1 (Ê)
3.456% due 03/25/36	33	33
Series 2006-RZ3 Class A1 (Ê)
3.446% due 08/25/36	359	353
Series 2006-RZ4 Class A1A (Ê)
3.456% due 10/25/36	340	330
Residential Asset Securities Corp.
Series 2001-KS3 Class AII (Ê)
3.836% due 09/25/31	41	39
Series 2003-KS2 Class MI1
4.800% due 04/25/33	795	746
Series 2003-KS2 Class MI3
6.100% due 04/25/33	147	111
Series 2003-KS4 Class AIIB (Ê)
3.956% due 06/25/33	97	85
Series 2005-AHL Class A2 (Ê)
3.646% due 07/25/35	182	176
Series 2005-KS8 Class A3 (Ê)
3.636% due 08/25/35	1,324	1,317
Series 2006-EMX Class A1 (Ê)
3.456% due 02/25/36	308	308

	Principal Amount ($) or Shares	Market Value $
Series 2006-KS1 Class A2 (Ê)
3.516% due 02/25/36	738	730
Series 2006-KS3 Class AI2 (Ê)
3.496% due 04/25/36	850	833
Residential Funding Mortgage Securities II, Inc. (Ê)
Series 2006-HI1 Class A1
3.486% due 02/25/36	66	65
Saxon Asset Securities Trust (Ê)
Series 2005-4 Class A2C
3.626% due 11/25/37	1,101	1,082
Series 2006-3 Class A1
3.436% due 11/25/36	339	330
SBI Heloc Trust (Ê)(Þ)
Series 2006-1A Class 1A2A
3.546% due 08/25/36	217	207
Securitized Asset Backed Receivables LLC Trust (Ê)
Series 2006-OP1 Class A2B
3.576% due 10/25/35	485	479
Series 2006-WM1 Class A2A
3.401% due 12/25/35	5	5
Series 2007-NC1 Class A2B
3.526% due 12/25/36	600	474
Sharps SP I, LLC
7.000% due 01/25/34	1	1
SLC Student Loan Trust (Ê)
Series 2007-1 Class A1
4.849% due 02/15/15	572	571
SLM Student Loan Trust
Series 2006-3 Class A2 (Ê)
3.331% due 01/25/16	55	55
Series 2006-8 Class A2 (Ê)
3.331% due 10/25/16	489	487
Series 2007-3 Class A1 (Ê)
3.321% due 10/27/14	1,159	1,159
Series 2008-2 Class A1
3.470% due 04/25/14	200	200
Small Business Administration
Series 2000-P10 Class 1
7.449% due 08/10/10	30	31
Small Business Administration Participation Certificates
Series 1997-20D Class 1
7.500% due 04/01/17	1,028	1,085
Soundview Home Equity Loan Trust
Series 2005-4 Class 2A3 (Ê)
3.606% due 03/25/36	2,527	2,475

54	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-OPT Class 2A3 (Ê)
3.636% due 12/25/35	1,166	1,113
Series 2006-2 Class A2 (Ê)
3.506% due 03/25/36	368	367
Series 2006-EQ1 Class A1 (Ê)
3.426% due 10/25/36	179	175
Series 2006-EQ2 Class A1 (Ê)
3.456% due 01/25/37	1,384	1,352
Series 2006-OPT Class A2 (Ê)
3.496% due 05/25/36	335	331
Series 2006-WF1 Class A2
5.645% due 10/25/36	695	697
Specialty Underwriting & Residential Finance (Ê)
Series 2005-BC4 Class A2B
3.606% due 09/25/36	2,000	1,976
Series 2006-AB1 Class A1
3.456% due 12/25/36	85	85
Series 2006-AB2 Class A2A
3.416% due 06/25/37	201	198
Series 2006-BC5 Class M1
Principal Only STRIP
3.613% due 11/25/37	900	515
Structured Asset Investment Loan Trust (Ê)
Series 2003-BC1 Class 3A
3.716% due 11/25/33	12	12
Series 2003-BC1 Class A2
4.056% due 01/25/33	1,270	1,231
Series 2005-3 Class M2
3.816% due 04/25/35	210	175
Series 2005-6 Class A8
3.616% due 07/25/35	1,121	1,115
Series 2005-7 Class A4
3.566% due 08/25/35	1,502	1,486
Series 2006-BNC Class A2
3.416% due 09/25/36	466	455
Structured Asset Securities Corp.
Series 2001-SB1 Class A2
3.375% due 08/25/31	204	178
Series 2004-16X Class A2
4.910% due 08/25/34	29	29
Series 2004-19X Class A2
4.370% due 10/25/34	160	160
Series 2005-GEL Class A (Ê)
3.726% due 12/25/34	92	89
Series 2006-BC3 Class A2 (Ê)
3.426% due 10/25/36	1,053	1,011

	Principal Amount ($) or Shares	Market Value $
Terwin Mortgage Trust (Þ)
Series 2006-2HG Class A1
4.500% due 03/25/37	392	371
Triad Auto Receivables Owner Trust
Series 2007-A Class A2
5.350% due 03/14/11	1,617	1,617
TXU Electric Delivery Transition Bond Co. LLC
Series 2004-1 Class A2
4.810% due 11/17/14	100	105
VTB 24 Capital PLC (Ê)
5.971% due 12/07/09	765	738
Wachovia Auto Loan Owner Trust 2006-1 (Ê)
Series 2008-1 Class A2B
4.784% due 03/21/11	2,000	2,006
Washington Mutual Asset-Backed Certificates (Ê)
Series 2006-HE2 Class A1
3.416% due 05/25/36	148	147
Wells Fargo Home Equity Trust (Ê)
Series 2006-3 Class A1
3.426% due 01/25/37	223	219
World Financial Properties (Å)
6.950% due 09/01/13	153	154

		158,770

Certificates of Deposit - 0.2%
Bank of Ireland Governor & Co.
4.298% due 01/15/10	2,200	2,206
Nordea Bank Finland PLC
3.214% due 04/09/09	1,200	1,200

		3,406

Corporate Bonds and Notes - 17.2%
Abbott Laboratories
5.600% due 05/15/11	865	915
5.875% due 05/15/16	285	304
5.600% due 11/30/17	651	679
AbitibiBowater, Inc. (Ñ)
9.000% due 08/01/09	500	474
Ace Capital Trust II
9.700% due 04/01/30	375	459
AES Corp. (The)
9.500% due 06/01/09	625	644
Aetna, Inc.
6.750% due 12/15/37	440	443

Fixed Income III Fund	55

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AIG SunAmerica Global Financing VI (Å)
6.300% due 05/10/11	630	667
Alamosa Delaware, Inc.
8.500% due 01/31/12	195	198
Alion Science and Technology Corp.
10.250% due 02/01/15	595	464
Allied Waste NA, Inc. (Ñ)
Series B
7.125% due 05/15/16	160	158
Allison Transmission (Ñ)(Þ)
11.000% due 11/01/15	525	441
11.250% due 11/01/15	75	61
Altria Group, Inc.
7.000% due 11/04/13	1,400	1,668
7.750% due 01/15/27 (Ñ)	50	64
American Casino & Entertainment Properties LLC
7.850% due 02/01/12	330	343
American Electric Power Co., Inc.
Series C
5.375% due 03/15/10	40	41
American Express Bank FSB
Series BKNT
6.000% due 09/13/17	100	102
American Express Centurion Bank
Series BKN1
6.000% due 09/13/17	100	101
Series BKNT
4.339% due 06/12/09 (Ê)	800	797
5.550% due 10/17/12	620	643
American Express Credit Corp. (Ê)
4.691% due 03/02/09 (Ñ)	600	596
4.501% due 11/09/09	200	197
American General Finance Corp.
4.875% due 05/15/10	425	434
6.900% due 12/15/17	800	819
Series MTNH
4.625% due 09/01/10	20	20
Series MTNI (Ñ)
4.625% due 05/15/09	70	71
American International Group, Inc.
4.131% due 06/16/09 (Ê)(Þ)	300	300
4.700% due 10/01/10	440	447
5.375% due 10/18/11	560	575
5.050% due 10/01/15	765	755
5.850% due 01/16/18	1,900	1,905
6.250% due 03/15/87	700	612

	Principal Amount ($) or Shares	Market Value $
Americo Life, Inc. (Å)
7.875% due 05/01/13	100	104
Ameriprise Financial, Inc.
7.518% due 06/01/66	1,815	1,785
AmerisourceBergen Corp.
5.875% due 09/15/15	15	15
Series WI
5.625% due 09/15/12	595	614
Anadarko Petroleum Corp.
5.950% due 09/15/16	195	201
ANZ Capital Trust (ƒ)(Þ)
4.484% due 12/31/49	575	565
Apache Corp.
5.250% due 04/15/13	335	349
Appalachian Power Co.
Series O
5.650% due 08/15/12	185	192
Aramark Corp.
Series WI
8.411% due 02/01/15 (Ê)	135	121
8.500% due 02/01/15 (Ñ)	460	458
Arizona Public Service Co.
5.800% due 06/30/14	150	153
6.250% due 08/01/16	500	520
ArvinMeritor, Inc.
8.750% due 03/01/12	175	160
AT&T Corp.
7.300% due 11/15/11	823	905
8.000% due 11/15/31	525	632
AT&T, Inc.
4.978% due 02/05/10 (Ê)	200	198
4.950% due 01/15/13	100	102
5.100% due 09/15/14	110	111
5.500% due 02/01/18	100	100
6.500% due 09/01/37	305	311
6.300% due 01/15/38	2,310	2,294
Atmos Energy Corp.
6.350% due 06/15/17	210	216
Avista Capital Trust III
6.500% due 04/01/34	360	363
BAE Systems Holdings, Inc. (Þ)
6.400% due 12/15/11	2,580	2,751
Bank of America Corp.
4.875% due 11/06/09 (Ê)	200	198
5.375% due 09/11/12 (Ñ)	1,100	1,146
5.625% due 10/14/16	145	148
6.000% due 09/01/17	975	1,015
5.750% due 12/01/17	1,560	1,605
8.000% due 12/29/49 (ƒ)	8,750	9,089

56	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of America NA (Ê)
Series BKNT
5.133% due 06/12/09	1,300	1,299
Bank of New York Mellon Corp. (The)
5.125% due 11/01/11	725	749
Bear Stearns Cos., Inc. (The)
4.325% due 07/16/09 (Ê)	2,200	2,111
5.072% due 08/21/09 (Ê)	1,300	1,226
5.550% due 01/22/17 (Ñ)	440	385
6.400% due 10/02/17	1,500	1,424
7.250% due 02/01/18	2,555	2,555
BellSouth Corp.
6.550% due 06/15/34	85	86
Bellsouth Telecommunications, Inc.
7.000% due 12/01/95	680	696
BNP Paribas Capital Trust (ƒ)(Å)
9.003% due 12/29/49	850	921
Boardwalk Pipelines, LP
5.875% due 11/15/16	425	441
Boeing Capital Corp. (Ñ)
6.100% due 03/01/11	120	128
Boston Scientific Corp.
6.400% due 06/15/16	1,140	1,049
BP AMI Leasing, Inc. (Ê)(Þ)
4.868% due 06/26/09	1,000	1,003
Burlington Northern Santa Fe Corp.
6.750% due 07/15/11	20	21
5.650% due 05/01/17	370	374
6.875% due 12/01/27	60	62
Caesars Entertainment, Inc. (Ñ)
8.125% due 05/15/11	2,100	1,830
California Steel Industries, Inc.
6.125% due 03/15/14	1,145	973
Capmark Financial Group, Inc. (Å)
5.875% due 05/10/12	590	432
6.300% due 05/10/17	1,335	935
Cargill, Inc. (Å)
5.200% due 01/22/13	800	807
Carolina Power & Light Co.
6.500% due 07/15/12	45	49
Caterpillar Financial Services Corp.
4.300% due 06/01/10	585	592
4.850% due 12/07/12	145	148
5.850% due 09/01/17	260	275
Catlin Insurance Co., Ltd. (ƒ)(Å)
7.249% due 12/31/49	200	179
CCH I Holdings LLC (Ñ)
13.500% due 01/15/14	784	502

	Principal Amount ($) or Shares	Market Value $
CenterPoint Energy Houston Electric LLC
Series J2
5.700% due 03/15/13	135	140
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	255	262
6.250% due 02/01/37	55	53
Series B
7.875% due 04/01/13	675	762
Chubb Corp.
6.375% due 03/29/37 (Ñ)	450	443
6.000% due 05/11/37	275	260
Cintas Corp. No. 2
6.125% due 12/01/17	950	974
CIT Group, Inc.
5.256% due 06/08/09 (Ê)	100	92
5.025% due 08/17/09 (Ê)	700	644
6.875% due 11/01/09	55	55
4.125% due 11/03/09	70	67
Citigroup Capital XXI
8.300% due 12/21/77	1,305	1,407
Citigroup Funding, Inc. (Ê)
4.858% due 06/26/09	400	398
Citigroup, Inc.
4.873% due 12/28/09 (Ê)	700	693
6.500% due 01/18/11	210	222
5.500% due 08/27/12	600	625
5.300% due 10/17/12	200	207
5.850% due 07/02/13	1,350	1,419
4.700% due 05/29/15	170	164
5.850% due 08/02/16 (Ñ)	150	155
6.000% due 08/15/17	500	522
6.125% due 08/25/36	200	191
Citizens Communications Co.
9.250% due 05/15/11	250	266
Clorox Co.
4.200% due 01/15/10	155	155
CNA Financial Corp.
6.500% due 08/15/16	275	281
Columbus Southern Power Co.
Series C
5.500% due 03/01/13	75	78
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/22	250	316
Comcast Cable Communications LLC (Ñ)
6.750% due 01/30/11	140	147

Fixed Income III Fund	57

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Comcast Corp.
4.677% due 07/14/09 (Ê)	500	490
5.500% due 03/15/11	525	537
6.500% due 01/15/15	105	110
5.900% due 03/15/16	530	534
6.500% due 01/15/17	210	219
6.300% due 11/15/17	1,220	1,257
5.875% due 02/15/18	100	100
6.500% due 11/15/35	175	170
6.450% due 03/15/37	425	412
Comcast Holdings Corp. 10.625% due 07/15/12	475	565
Commonwealth Edison Co.
6.150% due 09/15/17	260	271
6.950% due 07/15/18	100	103
6.450% due 01/15/38	135	135
Series 98
6.150% due 03/15/12	220	230
Series 100
5.875% due 02/01/33	300	280
Series 105
5.400% due 12/15/11	225	229
Community Health Systems, Inc. Series WI 8.875% due 07/15/15	1,310	1,318
ConAgra Foods, Inc. 7.000% due 10/01/28	135	143
Consolidated Natural Gas Co. Series C 6.250% due 11/01/11	80	85
Constellation Brands, Inc. (Ñ) Series B 8.125% due 01/15/12	545	546
Continental Airlines, Inc. Series 01-1 6.503% due 06/15/11	784	772
Cooper Industries, Inc. Series WI 5.250% due 11/15/12	165	171
Costco Wholesale Corp. 5.500% due 03/15/17	170	176
Countrywide Home Loans, Inc. 4.125% due 09/15/09	100	89
COX Communications, Inc.
4.625% due 01/15/10	1,010	1,013
5.875% due 12/01/16 (Þ)	175	175
Credit Suisse USA, Inc.
4.875% due 08/15/10	130	134
5.250% due 03/02/11	210	219

	Principal Amount ($) or Shares	Market Value $
5.500% due 08/15/13	55	56
4.875% due 01/15/15	175	174
CSC Holdings, Inc.
Series B
8.125% due 07/15/09	620	631
8.125% due 08/15/09	515	524
Series WI
6.750% due 04/15/12	160	152
CVS Caremark Corp.
5.750% due 08/15/11	325	340
5.750% due 06/01/17	930	961
Daimler Finance NA LLC
5.461% due 03/13/09 (Ê)	200	199
5.541% due 03/13/09 (Ê)(Ñ)	500	497
5.328% due 08/03/09 (Ê)	400	395
6.500% due 11/15/13	665	719
8.500% due 01/18/31	150	188
Darden Restaurants, Inc.
6.200% due 10/15/17	210	208
6.800% due 10/15/37	240	225
Dayton Power & Light Co. (The) 5.125% due 10/01/13	395	405
DCP Midstream LLC (Ñ) 6.875% due 02/01/11	20	21
Delhaize America, Inc. 9.000% due 04/15/31	309	365
Delta Air Lines, Inc.
6.821% due 08/10/22 (Å)	605	575
Series 00-1
7.379% due 05/18/10	325	325
7.570% due 11/18/10	910	910
Detroit Edison Co. (The) 6.350% due 10/15/32	130	133
Developers Diversified Realty Corp.
4.625% due 08/01/10	305	295
5.250% due 04/15/11	70	68
5.375% due 10/15/12	385	356
Devon Financing Corp. ULC 7.875% due 09/30/31	350	425
Dex Media Finance Co. Series B 9.875% due 08/15/13	735	750
DirecTV Financing Co. 8.375% due 03/15/13	250	258
Discover Financial Services (Ê)(Þ) 5.663% due 06/11/10	965	890
Dominion Resources, Inc. (Ñ)
Series 06-B
6.300% due 09/30/66	500	475

58	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series A
5.200% due 01/15/16	545	542
Series B
6.250% due 06/30/12	263	283
DPL, Inc. 6.875% due 09/01/11	561	605
Drummond Co., Inc. (Þ) 7.375% due 02/15/16	470	428
E*TRADE Financial Corp. (Ñ) 8.000% due 06/15/11	1,105	950
Echostar DBS Corp. 7.125% due 02/01/16	250	250
El Paso Corp.
8.050% due 10/15/30	300	306
Series*
9.625% due 05/15/12	300	325
El Paso Natural Gas Co. 7.500% due 11/15/26	250	263
Eli Lilly & Co. (Ñ) 5.200% due 03/15/17	935	949
Energy Future Holdings Corp. (Å) 10.875% due 11/01/17	420	416
Energy Partners, Ltd. Series WI 9.750% due 04/15/14	215	185
Energy Transfer Partners, LP 5.950% due 02/01/15	950	949
Enterprise Products Operating, LP
4.950% due 06/01/10	275	280
8.375% due 08/01/66	545	545
7.034% due 01/15/68	75	67
Exelon Generation Co. LLC 6.200% due 10/01/17	120	122
Farmers Exchange Capital (Å) 7.050% due 07/15/28	1,520	1,436
Farmers Insurance Exchange (Þ) 6.000% due 08/01/14	255	266
FBN Capital Finance Corp. 9.750% due 03/30/17	1,000	932
FedEx Corp.
5.500% due 08/15/09	45	46
7.600% due 07/01/97	180	218
First Data Corp. (Ñ)(Þ) 9.875% due 09/24/15	575	509
First Union Institutional Capital II 7.850% due 01/01/27	540	562
FirstEnergy Corp.
Series B
6.450% due 11/15/11	745	787

	Principal Amount ($) or Shares	Market Value $
Series C
7.375% due 11/15/31	275	302
Fiserv, Inc. 6.125% due 11/20/12	600	624
Florida Power & Light Co. 5.950% due 02/01/38	185	186
Ford Motor Co. (Ñ) 7.450% due 07/16/31	1,200	885
Ford Motor Credit Co. LLC
9.875% due 08/10/11	2,870	2,754
7.250% due 10/25/11 (Ñ)	195	173
7.127% due 01/13/12 (Ê)	520	438
7.800% due 06/01/12	310	275
7.000% due 10/01/13 (Ñ)	60	50
8.000% due 12/15/16 (Ñ)	330	277
Series WI
9.750% due 09/15/10	655	633
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	1,605	1,705
Freescale Semiconductor, Inc.
Series WI
8.875% due 12/15/14	205	167
10.125% due 12/15/16 (Ñ)	530	378
FTI Consulting, Inc. 7.750% due 10/01/16	455	471
General Electric Capital Corp.
3.964% due 01/20/10 (Ê)	1,100	1,097
5.250% due 10/19/12	515	534
4.820% due 01/08/16 (Ê)	100	96
5.875% due 01/14/38	1,560	1,524
6.375% due 11/15/67	5,200	5,406
Series GMTN
5.163% due 03/12/10 (Ê)	200	199
5.500% due 04/28/11	400	420
Series MTN (Ê)
3.274% due 10/26/09	1,400	1,395
Series MTNA
4.250% due 12/01/10 (Ñ)	55	56
5.875% due 02/15/12	60	63
5.450% due 01/15/13	1,150	1,206
General Electric Co.
5.000% due 02/01/13	45	46
5.250% due 12/06/17	405	409
General Mills, Inc. 5.650% due 09/10/12	220	229
General Motors Corp. (Ñ) 8.375% due 07/15/33	1,115	906

Fixed Income III Fund	59

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Georgia-Pacific LLC
9.500% due 12/01/11	375	390
8.875% due 05/15/31	448	421
Glencore Nickel, Ltd. (Ø) 9.000% due 12/01/14	235	—
GMAC LLC
6.875% due 09/15/11	2,655	2,321
8.000% due 11/01/31 (Ñ)	1,530	1,268
Goldman Sachs Group, Inc. (The)
4.880% due 03/30/09 (Ê)	400	397
4.974% due 06/23/09 (Ê)	900	892
4.958% due 11/16/09 (Ê)	200	198
6.875% due 01/15/11	295	320
5.350% due 01/15/16	1,545	1,561
5.625% due 01/15/17	465	462
6.250% due 09/01/17	1,600	1,697
5.950% due 01/18/18	390	402
6.750% due 10/01/37	1,320	1,295
Series MTNB (Ê)
4.178% due 07/23/09	700	694
Goodyear Tire & Rubber Co. (The)
8.663% due 12/01/09 (Ê)(Ñ)	500	499
9.000% due 07/01/15 (Ñ)	125	131
Series* (Ê)
13.713% due 03/01/11	400	418
GrafTech Finance, Inc. (Ñ) 10.250% due 02/15/12	375	388
GulfSouth Pipeline Co., LP (Þ) 6.300% due 08/15/17	275	292
Halliburton Co. 5.500% due 10/15/10	125	131
Harrah’s Operating Co., Inc.
5.500% due 07/01/10	200	180
Principal Only STRIP
6.500% due 06/01/16	915	586
Hawaiian Telcom Communications, Inc. (Ê) Series B 10.318% due 05/01/13	655	576
HCA, Inc.
6.500% due 02/15/16 (Ñ)	325	276
Series WI
9.125% due 11/15/14	625	649
9.250% due 11/15/16	430	451
9.625% due 11/15/16	250	263
HCP, Inc. 5.950% due 09/15/11	575	565
Health Net, Inc. 6.375% due 06/01/17	490	500

	Principal Amount ($) or Shares	Market Value $
Healthsouth Corp. (Ñ) 10.750% due 06/15/16	625	651
Hertz Corp. (The) 8.875% due 01/01/14	460	444
Historic TW, Inc.
8.050% due 01/15/16	540	602
6.625% due 05/15/29	55	53
HJ Heinz Finance Co. 6.000% due 03/15/12	50	53
Home Depot, Inc. 5.400% due 03/01/16	95	91
Hospira, Inc. (Ê) 5.310% due 03/30/10	260	257
HRPT Properties Trust 5.750% due 02/15/14	880	857
HSBC Finance Corp.
5.875% due 02/01/09	210	214
3.954% due 10/21/09 (Ê)	300	292
4.125% due 11/16/09 (Ñ)	105	105
8.000% due 07/15/10	45	49
6.375% due 10/15/11	380	398
6.375% due 11/27/12	395	418
5.000% due 06/30/15	455	443
HUB International Holdings, Inc. (Þ) 10.250% due 06/15/15	995	756
Huntsman LLC 11.500% due 07/15/12	500	530
Idearc, Inc. 8.000% due 11/15/16	250	224
ING Capital Funding Trust III (ƒ) 8.439% due 12/29/49	875	943
Inmarsat Finance PLC (Step Up, 10.375%, 11/15/08) Zero coupon due 11/15/12	375	366
International Business Machines Corp.
5.700% due 09/14/17	480	504
7.125% due 12/01/96	665	731
International Lease Finance Corp.
4.950% due 02/01/11	350	349
5.750% due 06/15/11	185	192
5.625% due 09/20/13	190	196
International Paper Co. 5.850% due 10/30/12	1,330	1,388
International Steel Group, Inc. (Ñ) 6.500% due 04/15/14	570	602
iPCS, Inc. (Ê) 7.036% due 05/01/13	85	76

60	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

iStar Financial, Inc. Series B 5.125% due 04/01/11	350	311
JC Penney Corp., Inc. 6.375% due 10/15/36	555	490
Jersey Central Power & Light Co. 5.625% due 05/01/16	275	275
Johnson & Johnson
5.550% due 08/15/17	95	103
5.950% due 08/15/37	115	125
JP Morgan Chase Bank Series EMTN 6.000% due 05/22/45	2,103	1,882
JP Morgan Chase Capital XX Series T 6.550% due 09/29/36	100	92
JPMorgan Chase & Co.
6.000% due 02/15/09	35	36
7.000% due 11/15/09	125	132
4.915% due 05/07/10 (Ê)	600	596
6.750% due 02/01/11	70	75
5.600% due 06/01/11	235	245
5.375% due 01/15/14	495	506
6.000% due 01/15/18	1,845	1,915
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	245
K Hovnanian Enterprises, Inc. (Ñ) 6.000% due 01/15/10	500	280
KAR Holdings, Inc. (Þ) 10.000% due 05/01/15	870	726
KBC Bank Funding Trust III (ƒ)(Þ) 9.860% due 11/29/49	490	531
Kellogg Co. Series B 6.600% due 04/01/11	1,370	1,465
Kerr-McGee Corp. 6.950% due 07/01/24	450	481
Kraft Foods, Inc.
4.125% due 11/12/09	285	285
5.387% due 08/11/10 (Ê)	1,800	1,786
5.625% due 11/01/11	1,425	1,477
6.500% due 08/11/17	325	339
6.125% due 02/01/18	200	203
6.875% due 02/01/38	180	183
Kroger Co. (The)
7.250% due 06/01/09	175	181
7.500% due 04/01/31	55	61

	Principal Amount ($) or Shares	Market Value $
L-3 Communications Corp.
6.125% due 01/15/14	475	468
Series B
6.375% due 10/15/15	250	248
LaBranche & Co., Inc.
9.500% due 05/15/09	670	672
11.000% due 05/15/12	360	357
Land O’ Lakes, Inc. 8.750% due 11/15/11	125	128
Lear Corp. Series B 8.750% due 12/01/16	140	125
Lehman Brothers Holdings, Inc.
4.793% due 04/03/09 (Ê)	800	785
5.082% due 08/21/09 (Ê)	300	292
5.170% due 05/25/10 (Ê)	400	386
4.171% due 07/18/11 (Ê)	300	285
5.250% due 02/06/12	200	199
6.200% due 09/26/14	1,650	1,698
5.500% due 04/04/16	365	352
6.500% due 07/19/17	200	204
6.750% due 12/28/17	225	233
7.000% due 09/27/27	210	213
6.875% due 07/17/37	650	632
Series MTn (Ê)
4.978% due 11/16/09	300	293
Series MTNG (Ê)
5.129% due 11/10/09	300	291
Lehman XS Trust (Ê) Series 2007-16N Class 2A2 4.226% due 09/25/47	2,965	2,631
Level 3 Communications, Inc. 6.000% due 09/15/09	140	129
Level 3 Financing, Inc. 12.250% due 03/15/13	475	461
Liberty Mutual Group, Inc. (Þ)
7.000% due 03/15/37	780	689
7.800% due 03/15/37	2,135	1,872
Limited Brands, Inc.
6.900% due 07/15/17	510	487
7.600% due 07/15/37	475	427
Lowe’s Cos., Inc. 6.100% due 09/15/17	135	140
Lubrizol Corp. 4.625% due 10/01/09	320	324
M&T Bank Corp. 5.375% due 05/24/12	925	946
MacDermid, Inc. (Þ) 9.500% due 04/15/17	865	744

Fixed Income III Fund	61

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Macys Retail Holdings, Inc. 5.350% due 03/15/12	310	302
Mandalay Resort Group 6.500% due 07/31/09	160	160
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	334	317
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	490	500
Mashantucket Western Pequot Tribe (Þ) 8.500% due 11/15/15	715	679
Max USA Holdings, Ltd. (Þ) 7.200% due 04/14/17	400	414
McDonald’s Corp. (Ñ) 5.800% due 10/15/17	1,410	1,491
McLeodUSA, Inc. (Þ) 10.500% due 10/01/11	655	730
Medco Health Solutions, Inc. 7.250% due 08/15/13	900	993
MedQuest, Inc. (Ñ) Series B 11.875% due 08/15/12	640	678
Merrill Lynch & Co., Inc.
3.531% due 07/25/11 (Ê)	500	470
6.050% due 08/15/12	1,465	1,524
5.450% due 02/05/13	855	856
6.050% due 05/16/16	235	235
5.700% due 05/02/17	180	174
6.400% due 08/28/17	1,150	1,181
Series MTN (Ê)
4.948% due 05/08/09	400	390
4.960% due 08/14/09	400	391
MetLife, Inc.
5.000% due 06/15/15	220	220
6.400% due 12/15/36	100	90
Metropolitan Life Global Funding I (Ê)(Þ) 4.945% due 05/17/10	800	795
MGM Mirage 6.750% due 09/01/12	690	664
Midamerican Energy Holdings Co. (Ñ) Series WI 6.125% due 04/01/36	450	447
Midamerican Funding LLC 6.750% due 03/01/11	530	577
Miller Brewing Co. (Þ) 5.500% due 08/15/13	885	932
Mohegan Tribal Gaming Authority 8.000% due 04/01/12	125	123

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley 4.925% due 05/07/09 (Ê)	200	197
5.375% due 10/15/15	335	330
5.550% due 04/27/17	220	219
6.250% due 08/28/17	400	415
5.950% due 12/28/17	1,170	1,181
Series GMTN 5.006% due 02/09/09 (Ê)	1,400	1,389
5.750% due 08/31/12	350	362
Series MTN (Ê) 4.348% due 01/15/10	300	295
Natexis Ambs Co. LLC (ƒ)(Þ) 8.440% due 12/29/49	185	189
National Rural Utilities Cooperative Finance Corp. 5.450% due 04/10/17	660	665
5.450% due 02/01/18	205	206
Nationwide Financial Services 6.250% due 11/15/11	265	280
Nationwide Mutual Insurance Co. (Þ) 7.875% due 04/01/33	625	714
Neiman-Marcus Group, Inc. 7.125% due 06/01/28	1,500	1,335
Nelnet, Inc. 7.400% due 09/29/36	225	198
Nevada Power Co. Series L 5.875% due 01/15/15	175	176
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	275	303
8.125% due 05/01/12	1,130	1,285
8.750% due 03/01/31	180	226
News America Holdings, Inc. 9.250% due 02/01/13	25	29
7.750% due 12/01/45	355	383
7.900% due 12/01/95	120	131
8.250% due 10/17/96	45	51
News America, Inc. (Å) 6.650% due 11/15/37	825	838
Nextel Communications, Inc. Series E 6.875% due 10/31/13	660	616
Nisource Finance Corp. 5.585% due 11/23/09 (Ê)	120	117
7.875% due 11/15/10	345	373
6.400% due 03/15/18	395	403
Noranda Aluminium Acquisition Corp. (Ê)(Þ) 8.738% due 05/15/15	375	285

62	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Norfolk Southern Corp. 7.050% due 05/01/37	485	533
7.900% due 05/15/97	1,150	1,316
North Front Pass-Through Trust (Þ) 5.810% due 12/15/24	1,255	1,225
Nuveen Investments, Inc. (Þ) 10.500% due 11/15/15	685	664
Ohio Power Co. Series F 5.500% due 02/15/13	230	238
Series K 6.000% due 06/01/16	170	176
ONEOK Partners, LP
6.650% due 10/01/36	175	174
6.850% due 10/15/37	475	484
Pacific Gas & Electric Co.
4.200% due 03/01/11	275	276
6.050% due 03/01/34	200	199
PAETEC Holding Corp. (Þ) 9.500% due 07/15/15	930	867
Panama Canal Railway Co. (Å) 7.000% due 11/01/26	500	470
PartnerRe Finance II 6.440% due 12/01/66	75	68
Peabody Energy Corp. 7.875% due 11/01/26	100	103
Pemex Project Funding Master Trust (Þ) 5.750% due 03/01/18	445	452
Pepco Holdings, Inc. (Ê) 5.749% due 06/01/10	405	404
Petro Financial Corp. 9.000% due 02/15/12	125	130
Phoenix Life Insurance Co. (Þ) 7.150% due 12/15/34	525	580
Pilgrim’s Pride Corp. (Ñ) 7.625% due 05/01/15	83	79
Platinum Underwriters Finance, Inc. Series B 7.500% due 06/01/17	170	182
Popular NA Capital Trust I 6.564% due 09/15/34	205	175
Premcor Refining Group, Inc. (The) 9.500% due 02/01/13	1,500	1,576
Pride International, Inc. 7.375% due 07/15/14	780	803
Progress Energy, Inc.
7.100% due 03/01/11	257	277
7.750% due 03/01/31	140	165

	Principal Amount ($) or Shares	Market Value $
Prudential Financial, Inc. 6.000% due 12/01/17	345	353
Qwest Corp. 7.875% due 09/01/11	905	933
7.625% due 06/15/15	200	202
Rabobank Capital Funding II (ƒ)(Å) 5.260% due 12/31/49	190	180
Range Resources Corp. 7.500% due 05/15/16	205	209
Raytheon Co. 6.750% due 03/15/18	285	323
RBS Capital Trust I (ƒ) 4.709% due 12/29/49	160	147
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	795	745
Realogy Corp. (Ñ)(Å) 12.375% due 04/15/15	605	360
Reckson Operating Partnership, LP
7.750% due 03/15/09	75	78
5.150% due 01/15/11	135	137
Reinsurance Group of America, Inc. (Ñ) 6.750% due 12/15/65	100	92
Residential Capital LLC
7.328% due 04/17/09 (Ê)(Þ)	605	293
7.875% due 06/30/10	425	276
7.500% due 02/22/11	435	272
8.000% due 06/01/12	350	219
8.000% due 04/17/13	530	329
Series WI
8.375% due 06/30/15	560	350
Rockwell Automation, Inc. 5.650% due 12/01/17	145	150
Rohm & Haas Co. 6.000% due 09/15/17	200	206
Rural Cellular Corp. 9.875% due 02/01/10	555	574
8.250% due 03/15/12	414	426
Ryerson, Inc. (Þ) 12.000% due 11/01/15	675	634
Safeway, Inc. 5.800% due 08/15/12 (Ñ)	65	68
7.250% due 02/01/31	15	16
SB Treasury Co. LLC (ƒ)(Å) 12/29/2049 9.400% due 12/29/49	650	663
Schering-Plough Corp. 5.550% due 12/01/13	540	569

Fixed Income III Fund	63

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Simon Property Group, LP 5.600% due 09/01/11	300	302
SLM Corp. 4.000% due 01/15/10	175	162
Series MTNA 3.471% due 07/27/09 (Ê)(Ñ)	2,000	1,856
4.500% due 07/26/10	540	497
Smurfit-Stone Container Enterprises, Inc. 8.375% due 07/01/12	450	435
Southern California Edison Co. 7.625% due 01/15/10	110	118
Series 08-A
5.950% due 02/01/38	300	300
Southern Copper Corp. 7.500% due 07/27/35	400	406
Southern Natural Gas Co. 7.350% due 02/15/31	275	287
Sprint Capital Corp.
7.625% due 01/30/11	1,220	1,239
6.875% due 11/15/28	145	122
8.750% due 03/15/32	870	853
Sprint Nextel Corp. 6.000% due 12/01/16	920	816
SPX Corp. (Þ) 7.625% due 12/15/14	175	179
Starbucks Corp. 6.250% due 08/15/17	215	221
Stingray Pass-Through Trust (Þ) 5.902% due 01/12/15	1,000	588
Suncom Wireless, Inc. 8.500% due 06/01/13	1,300	1,339
Sungard Data Systems, Inc. 10.250% due 08/15/15	376	376
Swiss Re Capital I, LP (ƒ)(Þ) 6.854% due 05/29/49	400	387
Symetra Financial Corp.
6.125% due 04/01/16 (Å)	300	301
8.300% due 10/15/67 (Þ)	575	575
Target Corp.
6.000% due 01/15/18	400	416
7.000% due 01/15/38	400	418
TCI Communications, Inc.
9.800% due 02/01/12	350	407
7.875% due 08/01/13	670	741
Temple-Inland, Inc. 7.875% due 05/01/12	567	628
Tennessee Gas Pipeline Co. (Ñ) 7.000% due 10/15/28	150	152

	Principal Amount ($) or Shares	Market Value $
Tesoro Corp. Series WI 6.500% due 06/01/17	500	487
Texas Competitive Electric Holdings Co. LLC (Þ) 10.250% due 11/01/15	875	860
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	1,435	1,457
5.850% due 05/01/17	735	736
6.550% due 05/01/37	520	515
Time Warner Entertainment Co., LP Series* 8.375% due 03/15/23	315	362
Time Warner, Inc.
5.109% due 11/13/09 (Ê)	2,200	2,135
5.500% due 11/15/11	445	449
Transcontinental Gas Pipe Line Corp. 7.250% due 12/01/26	250	262
Travelers Cos., Inc. (The)
5.375% due 06/15/12	330	339
6.250% due 06/15/37	365	357
Travelport LLC (Ñ) 11.875% due 09/01/16	385	366
Twin Reefs Pass-Through Trust (Ê)(ƒ)(Þ) 5.411% due 12/10/49	500	100
Unilever Capital Corp. (Ñ) 5.900% due 11/15/32	420	421
Union Electric Co. (Ñ) 6.400% due 06/15/17	830	885
Union Pacific Corp.
3.625% due 06/01/10	120	119
6.125% due 01/15/12	560	596
Union Planters Corp. 7.750% due 03/01/11	125	135
United Parcel Service, Inc. 5.500% due 01/15/18	125	130
United Rentals NA, Inc. 6.500% due 02/15/12	500	460
United States Steel Corp.
5.650% due 06/01/13	620	601
6.050% due 06/01/17	655	618
6.650% due 06/01/37	105	88
United Technologies Corp. 5.375% due 12/15/17	600	624
UnitedHealth Group, Inc.
5.250% due 03/15/11	185	189
6.000% due 06/15/17 (Ñ)(Þ)	155	157
6.500% due 06/15/37 (Þ)	850	824

64	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.625% due 11/15/37 (Þ)	400	399
Universal City Development Partners 11.750% due 04/01/10	555	572
Unum Group 5.859% due 05/15/09	240	246
US Oncology, Inc. 9.000% due 08/15/12	340	333
USB Capital IX (ƒ)(Ñ) 6.189% due 04/15/49	100	80
USB Realty Corp. (ƒ)(Þ) 6.091% due 12/22/49	700	562
Valero Logistics Operations, LP 6.050% due 03/15/13	640	661
Verizon Communications, Inc. 5.550% due 02/15/16	365	372
Verizon Global Funding Corp. (Ñ) 6.875% due 06/15/12	3,975	4,360
Verizon New England, Inc. 6.500% due 09/15/11	40	42
Viacom, Inc.
5.750% due 04/30/11	660	676
6.875% due 04/30/36	235	230
Visteon Corp. (Ñ) 8.250% due 08/01/10	220	180
Wachovia Bank NA
Series BKNT
6.600% due 01/15/38	770	765
Series DPNT (Ê)
4.924% due 03/23/09	700	700
Wachovia Capital Trust III (ƒ) 5.800% due 03/15/42	1,955	1,544
Wachovia Corp.
5.174% due 12/01/09 (Ê)	400	395
5.625% due 10/15/16	100	100
5.750% due 06/15/17 (Ñ)	700	703
5.750% due 02/01/18 (Ñ)	2,730	2,736
Wal-Mart Stores, Inc.
5.800% due 02/15/18	685	728
6.500% due 08/15/37	360	378
Walt Disney Co. (The) (Ê) 4.125% due 07/16/10	1,400	1,388
Washington Mutual Preferred Funding (ƒ)
9.750% due 10/29/49 (Þ)	2,000	1,840
6.665% due 12/31/49 (Å)	800	556
WellPoint, Inc.
4.250% due 12/15/09	50	50
5.850% due 01/15/36	285	258
6.375% due 06/15/37	325	318

	Principal Amount ($) or Shares	Market Value $
Wells Fargo & Co.
5.250% due 10/23/12	395	411
4.375% due 01/31/13	1,250	1,250
4.950% due 10/16/13	155	157
5.625% due 12/11/17	3,450	3,545
Wells Fargo Bank NA 5.750% due 05/16/16	385	402
Weyerhaeuser Co. 6.750% due 03/15/12	1,090	1,157
Willis NA, Inc. 5.125% due 07/15/10	300	299
Windstream Corp. Series WI 8.625% due 08/01/16	125	129
WMG Acquisition Corp. 7.375% due 04/15/14	255	199
Wyeth 6.950% due 03/15/11	650	693
5.500% due 03/15/13	700	739
5.500% due 02/01/14	200	207
5.950% due 04/01/37	1,055	1,041
Xcel Energy, Inc. 6.500% due 07/01/36	160	162
Xerox Corp. 5.500% due 05/15/12	485	495
Xlliac Global Funding (Å) 4.800% due 08/10/10	240	239
Yum! Brands, Inc. 8.875% due 04/15/11	110	122
ZFS Finance USA Trust I (Þ)
5.875% due 05/09/32	520	484
6.500% due 05/09/37	520	475

		304,655

International Debt - 6.7%
Abbey National PLC (ƒ) (Step Up, 7.730%, 06/15/08) 6.700% due 06/29/49	275	271
Abu Dhabi National Energy Co. (Þ)
5.620% due 10/25/12	685	698
6.500% due 10/27/36	530	507
Altos Hornos de Mexico SA de CV (Ø) Series A 11.375% due 04/30/49	805	527
America Movil SAB de CV (Ñ) 5.500% due 03/01/14	200	200
ANZ National International, Ltd. (Ê)(Þ) 4.938% due 08/07/09	1,300	1,296

Fixed Income III Fund	65

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Argentina Bonos Series VII 7.000% due 09/12/13	2,080	1,905
Arlington Street CDO, Ltd. (Þ) Series 2000-1A Class A2 7.660% due 06/10/12	813	813
Arran Residential Mortgages Funding PLC (Ê)(Þ) Series 2006-1A Class A1B 4.339% due 04/12/36	22	22
Aspen Insurance Holdings, Ltd. 6.000% due 08/15/14	75	77
AstraZeneca PLC
5.900% due 09/15/17	200	212
6.450% due 09/15/37	100	108
AXA SA
8.600% due 12/15/30	160	181
6.463% due 12/31/49 (ƒ)(Þ)	125	109
Banco Mercantil del Norte SA (Þ) 6.862% due 10/13/21	620	577
Bank of Scotland PLC (Ê)(Þ) Series MTN 4.038% due 07/17/09	600	600
Barclays Bank PLC
5.450% due 09/12/12	4,500	4,708
6.050% due 12/04/17 (Þ)	500	515
7.375% due 06/29/49 (ƒ)(Þ)	965	1,017
7.434% due 09/29/49 (ƒ)(Þ)	340	356
Blue City Investments I, Ltd. 8.675% due 11/07/16	1,000	995
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	600	545
British Telecommunications PLC 8.625% due 12/15/10	870	970
Brookfield Asset Management, Inc.
7.125% due 06/15/12	225	229
5.800% due 04/25/17	170	168
C10 Capital SPV, Ltd. (ƒ)(Ñ)(Þ) 6.722% due 12/31/49	300	262
Canadian Natural Resources, Ltd.
5.150% due 02/01/13	350	357
5.700% due 05/15/17 (Ñ)	275	276
5.850% due 02/01/35	25	23
6.500% due 02/15/37	435	435
6.250% due 03/15/38	345	328
Canadian Oil Sands, Ltd. (Þ) 4.800% due 08/10/09	170	173

	Principal Amount ($) or Shares	Market Value $
Catalyst Paper Corp. (Ñ) Series D 8.625% due 06/15/11	1,440	1,217
China Development Bank 5.000% due 10/15/15	100	100
CIT Group Funding Co. of Canada 5.600% due 11/02/11	185	176
Citic Resources Finance, Ltd. (Å) 6.750% due 05/15/14	1,000	927
Citigroup Global Markets Deutschland AG for OAO Gazprom 10.500% due 10/21/09	100	109
Conoco Funding Co. 6.350% due 10/15/11	1,455	1,580
Covidien International Finance SA (Þ)
5.450% due 10/15/12	240	249
6.000% due 10/15/17	745	773
6.550% due 10/15/37	510	520
Credit Agricole SA (Ê)(Þ)
5.053% due 05/28/09	400	400
5.103% due 05/28/10	400	400
Deutsche ALT-A Securities NIM Trust (Å) Series 2007-AHM Class N1 6.750% due 02/25/47	148	144
Deutsche Bank AG (Ñ)
6.000% due 09/01/17	1,100	1,169
Deutsche Telekom International Finance BV
8.000% due 06/15/10	240	259
5.375% due 03/23/11 (Ñ)	125	128
8.250% due 06/15/30	325	403
DNB Nor Bank ASA (Ê)(Þ)
4.447% due 10/13/09	2,400	2,406
DP World, Ltd. (Ñ)(Þ)
6.850% due 07/02/37	470	421
Egypt Government AID Bonds
4.450% due 09/15/15	695	726
EnCana Corp.
6.500% due 02/01/38	825	851
Endurance Specialty Holdings, Ltd.
6.150% due 10/15/15	175	177
7.000% due 07/15/34	275	261
Enel Finance International SA (Þ)
6.250% due 09/15/17	1,500	1,551
Export-Import Bank of China (Þ)
4.875% due 07/21/15	495	493

66	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Export-Import Bank of Korea
5.125% due 02/14/11	225	231
5.500% due 10/17/12	540	558
FBG Finance, Ltd. (Å)
5.125% due 06/15/15	190	189
Federative Republic of Brazil (Ñ)
6.000% due 01/17/17	1,350	1,377
FMG Finance Pty, Ltd.
10.625% due 09/01/16 (Þ)	1,850	2,100
Series REGS
10.625% due 09/01/16	225	251
France Telecom SA
8.500% due 03/01/31	260	331
Galaxy Entertainment Finance Co., Ltd. (Þ)
9.875% due 12/15/12	700	717
Gaz Capital for Gazprom (Å)
6.212% due 11/22/16	450	439
Harborview NIM Corp. (Å)
Series 2006-9A Class N1
6.409% due 11/19/36	19	19
Series 2007-1A Class N1
6.409% due 03/19/37	80	80
Series 2007-14 Class N1
6.409% due 03/19/38	63	62
HBOS PLC (ƒ)(Þ)
5.920% due 09/29/49	300	260
HSBC Holdings PLC
6.500% due 05/02/36	385	379
6.500% due 09/15/37	200	196
Husky Oil Co.
8.900% due 08/15/28	634	643
Inco, Ltd.
5.700% due 10/15/15	375	383
Independencia International, Ltd. Series REGS
9.875% due 01/31/17	703	655
Intelsat Bermuda, Ltd.
10.829% due 06/15/13 (Ê)	250	256
7.581% due 01/15/15 (Ê)	335	335
Series WI
11.250% due 06/15/16	820	820
Intelsat Subsidiary Holding Co., Ltd.
8.625% due 01/15/15	735	732
Intergen NV (Þ)
9.000% due 06/30/17	550	573
Invesco, Ltd.
4.500% due 12/15/09	730	733

	Principal Amount ($) or Shares	Market Value $
5.625% due 04/17/12	810	819
5.375% due 02/27/13	460	455
Ispat Inland ULC
9.750% due 04/01/14	1,834	1,989
KBC Bank Funding Trust II (ƒ)
6.880% due 06/30/49	600	895
Korea Electric Power Corp. (Þ)
5.125% due 04/23/34	85	85
Kreditanstalt fuer Wiederaufbau Series GMTN
4.500% due 09/21/09	13,200	13,572
Landsbanki Islands HF (ƒ)(Þ)
7.431% due 12/31/49	910	758
LG Electronics, Inc. (Å)
5.000% due 06/17/10	130	129
Lukoil International Finance BV (Þ)
6.356% due 06/07/17	975	929
Marathon Oil Canada Corp.
8.375% due 05/01/12	865	982
Millicom International Cellular SA
10.000% due 12/01/13	500	526
Mizuho Financial Group Cayman, Ltd. (Þ)
5.790% due 04/15/14	280	287
Montpelier Re Holdings, Ltd.
6.125% due 08/15/13	860	855
MUFG Capital Finance 1, Ltd. (ƒ)
6.346% due 07/25/99	525	501
National Australia Bank, Ltd. (Ê)(Þ)
5.181% due 09/11/09	400	400
Nexen, Inc.
6.400% due 05/15/37	310	300
Nippon Life Insurance (Þ)
4.875% due 08/09/10	295	303
Norske Skogindustrier ASA (Þ)
7.125% due 10/15/33	985	834
Peruvian Government International Bond (Ñ)
8.375% due 05/03/16	475	566
Petrobras International Finance Co.
5.875% due 03/01/18 (Ñ)	825	827
8.375% due 12/10/18	670	801
Petroleum Export, Ltd. (Þ)
5.265% due 06/15/11	75	75
Province of Quebec Canada Series PJ
6.125% due 01/22/11	960	1,038
PSB Finance SA for Promsvyazbank
9.625% due 05/23/12	250	228

Fixed Income III Fund	67

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Quebecor World Capital Corp. (Ø)(Ñ)
6.125% due 11/15/13	390	168
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ)
5.298% due 09/30/20	865	843
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ)
5.832% due 09/30/16	380	378
5.838% due 09/30/27	660	617
Reliance Industries, Ltd. (Þ)
10.250% due 01/15/97	250	340
Resix Finance, Ltd. Credit-Linked Notes (Ê)(Å) Series 2003-D Class B7
10.161% due 12/10/35	553	392
Resona Bank, Ltd.
5.850% due 09/29/49 (ƒ)(Þ)	2,040	1,885
Series REGS (ƒ)
5.850% due 09/29/49	35	32
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Å)
7.191% due 12/29/49	3,345	3,318
Rogers Wireless, Inc.
6.375% due 03/01/14	1,065	1,110
Royal Bank of Scotland Group PLC
7.640% due 03/31/43 (ƒ)	600	615
6.990% due 10/29/49 (ƒ)(Å)	1,400	1,400
Series 1 (ƒ)
9.118% due 03/31/49	1,350	1,462
RSHB Capital SA for OJSC Russian Agricultural Bank
6.875% due 11/29/10	285	290
Russia Government International Bond (Þ)
7.500% due 03/31/30	795	916
Salomon Brothers AG for OAO Siberian Oil Co. Series REGS
10.750% due 01/15/09	675	708
Santander Perpetual SA Unipersonal (ƒ)(Þ)
6.671% due 10/29/49	1,500	1,520
Sanwa Finance Aruba AEC
8.350% due 07/15/09	355	377
Sappi Papier Holding AG (Þ)
6.750% due 06/15/12	625	618
Shinsei Finance II (ƒ)(Þ)
7.160% due 07/25/49	470	386

	Principal Amount ($) or Shares	Market Value $
Siemens Financieringsmaatschappij NV (Ê)(Þ)
4.920% due 08/14/09	500	500
SMFG Preferred Capital USD 1, Ltd. (ƒ)(Å)
6.078% due 01/29/49	200	185
Stora Enso OYJ (Þ)
7.250% due 04/15/36	245	242
Sumitomo Mitsui Banking Corp. (ƒ)(Þ)
5.625% due 07/29/49	430	407
Systems 2001 AT LLC
7.156% due 12/15/11 (Þ)	110	117
6.664% due 09/15/13 (Å)	113	117
Telecom Italia Capital SA
4.000% due 01/15/10	865	855
4.875% due 10/01/10	325	329
4.561% due 07/18/11 (Ê)	500	480
6.200% due 07/18/11	1,155	1,204
5.250% due 11/15/13	175	176
5.250% due 10/01/15	400	391
7.200% due 07/18/36	320	338
Telefonica Emisiones SAU
5.226% due 06/19/09 (Ê)	500	495
5.984% due 06/20/11	250	260
6.421% due 06/20/16	320	341
6.221% due 07/03/17	285	299
Telefonica Europe BV
8.250% due 09/15/30	260	319
TMK Capital SA for OAO TMK
8.500% due 09/29/09	300	305
TNK-BP Finance SA
6.125% due 03/20/12 (Þ)	100	97
7.500% due 03/13/13 (Þ)	965	970
7.875% due 03/13/18 (Å)	2,245	2,223
Transocean, Inc.
6.000% due 03/15/18	1,295	1,328
6.800% due 03/15/38	640	666
Tristan Oil, Ltd.
10.500% due 01/01/12 (Þ)	300	282
Series REGS
10.500% due 01/01/12	260	245
True Move Co., Ltd. (Þ)
10.375% due 08/01/14	370	348
Tyco Electronics Group SA (Þ)
6.000% due 10/01/12	1,470	1,542
6.550% due 10/01/17	730	768
7.125% due 10/01/37	510	540
Tyco International Group SA 6.750% due 02/15/11	505	535

68	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

UBS AG Series DPNT 5.875% due 12/20/17	1,050	1,102
UFJ Finance Aruba AEC 6.750% due 07/15/13	120	133
Vale Overseas, Ltd.
6.250% due 01/11/16	110	109
6.250% due 01/23/17	730	718
Vedanta Resources PLC (Þ) 6.625% due 02/22/10	670	663
Vodafone Group PLC 6.150% due 02/27/37	390	382
VTB Capital SA
Series 144a
6.660% due 11/02/09 (Ê)(Å)	560	562
6.609% due 10/31/12 (Þ)	100	99
Westfield Capital Corp., Ltd./WT Finance Aust Pty Ltd/WEA Finance LLC (Þ) 5.125% due 11/15/14	225	210
Westfield Group (Þ) 5.400% due 10/01/12	276	279
White Mountains Re Group, Ltd. (ƒ)(Þ) 7.506% due 05/29/49	2,530	2,303
XL Capital, Ltd. (ƒ)(Ñ) Series E 6.500% due 12/31/49	2,435	1,923
Xstrata Canada Corp.
7.250% due 07/15/12	75	83
6.000% due 10/15/15	820	829
Xstrata Finance Dubai, Ltd. (Ê)(Þ) 5.229% due 11/13/09	290	289

		119,336

Loan Agreements - 0.8%
Adam Aircraft Industries, Term Loan 11.860% due 05/01/12	225	180
Avis Budget Holdings, LLC, Term Loan 6.210% due 04/19/12	145	135
AWAS, Second Lien Term Loan 10.938% due 03/21/13	160	143
Coffeyville Resources, LLC. Tranche D Term Loan 7.479% due 12/28/13	106	99
Coffeyville Resources, LLC., Letter of Credit 7.979% due 12/28/13	32	31

	Principal Amount ($) or Shares	Market Value $
DaimlerChrysler Financial Services Americas, LLC., Second Lien Term Loan 11.500% due 07/01/13	975	741
Douglas Dynamics, LLC., Term Loan 7.448% due 05/21/13	397	369
First Data Corp., Term Loan B1
7.580% due 09/24/14	83	75
7.634% due 09/24/14	1,124	1,017
Flextronics International, Ltd., Delayed Draw Term Loan A 7.455% due 10/15/14	122	119
Flextronics International, Ltd., Term Loan A
7.394% due 10/01/14	401	388
7.395% due 10/03/14	26	25
Ford Motor Co., Term Loan B 8.000% due 12/15/13	1,785	1,556
General Motors Corp., Term Loan B 7.056% due 11/01/13	995	904
Georgia-Pacific Corp., First Lien Term Loan
6.580% due 12/20/12	23	21
6.831% due 12/20/12	29	26
6.896% due 12/20/12	243	224
Georgia-Pacific Corp., Term Loan B2
6.580% due 12/20/12	97	90
6.896% due 12/20/12	410	377
HCA, Inc., Term Loan B 7.080% due 12/30/13	992	913
Healthsouth Corp., Term Loan B
5.780% due 03/10/13	2	2
6.920% due 03/10/13	491	462
Hexion Specialty Chemicals, Term Loan C1 7.000% due 05/05/13	163	152
Hexion Specialty Chemicals, Term Loan C2 7.125% due 05/05/13	35	33
Idearc, Inc., Term Loan B 6.830% due 11/17/14	496	450
Realogy Corp., Letter of Credit 7.450% due 04/10/13	63	51
Realogy Corp., Term Loan 7.505% due 04/10/13	235	189
Stallion Oilfield Services, Inc. 9.040% due 06/12/13	900	792

Fixed Income III Fund	69

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Starbound Reinsurance, Ltd., Term B II Loan 8.090% due 08/20/09	1,100	1,100
Talecris Biotherapeutics, Inc., Second Lien Term Loan 11.380% due 12/06/14	300	296
Texas Competitive Electric Holdings Company, LLC., Term Loan B2 8.396% due 10/10/14	653	594
8.550% due 10/10/14	995	906
Travelport, Dollar Loan 11.830% due 03/01/13	380	346
United Airlines, Inc. Term Loan B 7.125% due 02/01/14	150	134
United Airlines, Inc., Term Loan B 6.000% due 02/01/14	65	58
Univision Communications, Inc., Delayed Draw Term Loan 1.000% due 09/15/14	12	9
Univision Communications, Inc., Term Loan B
5.494% due 09/15/14	324	265
5.521% due 09/15/14	9	8
USI Holdings Corp., Tranche B Term Loan 7.580% due 05/04/14	200	184
Visteon Corp., Term Loan 7.200% due 06/13/13	300	249
Windstream Corporation, Term Loan B 5.500% due 07/17/13	330	320
Zuffa, Term Loan B 6.938% due 06/28/12	633	507

		14,540

Mortgage-Backed Securities - 60.0%
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
3.676% due 07/25/34	73	67
Series 2006-2 Class A2
3.466% due 09/25/36	925	899
Adjustable Rate Mortgage Trust
Series 2004-5 Class 2A1
4.990% due 04/25/35	300	289
Series 2005-1 Class 5A2 (Ê)
3.706% due 05/25/35	187	174
Series 2005-3 Class 8A2 (Ê)
3.616% due 07/25/35	315	308

	Principal Amount ($) or Shares	Market Value $
American Home Mortgage Assets (Ê)
Series 2007-1 Class A1
5.488% due 02/25/47	31	29
Series 2007-2 Class A1
3.501% due 03/25/47	769	708
American Home Mortgage Investment Trust (Ê)
Series 2004-1 Class 1A
3.726% due 04/25/44	71	71
Series 2004-4 Class 4A
4.390% due 02/25/45	207	203
Series 2005-2 Class 1A1
3.676% due 09/25/45	1,080	1,003
Series 2007-1 Class GA1C
3.566% due 05/25/47	1,176	1,095
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
7.239% due 02/25/33	145	112
Series 2004-R8 Class A5
3.746% due 09/25/34	52	51
Series 2004-R10 Class A5
3.766% due 11/25/34	1	1
Series 2005-R3 Class A1A
3.576% due 05/25/35	2,462	2,427
Series 2005-R5 Class A2B
3.606% due 07/25/35	299	298
Series 2005-R6 Class A2
3.576% due 08/25/35	2,994	2,777
Series 2005-R7 Class A2C
3.636% due 09/25/35	523	512
Series 2006-R1 Class A2C
3.566% due 08/01/16	260	241
Banc of America Alternative Loan Trust
Series 2003-1 Class A2
5.500% due 02/25/33	267	268
Series 2003-2 Class CB2 (Ê)
3.876% due 04/25/33	155	153
Series 2003-10 Class 2A1
6.000% due 12/25/33	174	176
Series 2003-10 Class 2A2 (Ê)
3.826% due 12/25/33	375	367
Series 2004-2 Class 1A1
6.000% due 03/25/34	103	104
Series 2004-10 Class 1CB1
6.000% due 11/25/34	109	110
Series 2004-11 Class 1CB1
6.000% due 12/25/34	127	129

70	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-1 Class 2A1
5.500% due 02/25/20	635	646
Series 2005-3 Class 2A1
5.500% due 04/25/20	166	169
Series 2005-5 Class 2CB1
6.000% due 06/25/35	220	223
Series 2005-6 Class 7A1
5.500% due 07/25/20	184	185
Series 2005-9 Class 5A1
5.500% due 10/25/20	317	323
Series 2006-5 Class CB17
6.000% due 06/25/36	526	522
Banc of America Commercial Mortgage, Inc.
Series 2003-1 Class SBC (Å)
5.790% due 03/11/32	254	278
Series 2003-1 Class SBE (Å)
5.183% due 03/11/32	254	288
Series 2004-3 Class A3
4.875% due 06/10/39	398	399
Series 2004-4 Class A3
4.128% due 07/10/42	1,645	1,632
Series 2005-2 Class A4
4.783% due 07/10/43	730	717
Series 2005-3 Class A2
4.501% due 07/10/43	360	356
Series 2005-5 Class A4
5.115% due 10/10/45	1,500	1,502
Series 2006-1 Class A4
5.372% due 09/10/45	500	491
Series 2006-3 Class A4
5.889% due 07/10/44	65	66
Series 2006-4 Class A4
5.634% due 07/10/46	1,820	1,826
Series 2007-2 Class A2
5.634% due 04/10/49	640	642
Banc of America Funding Corp.
Series 2004-2 Class 3A11
5.250% due 09/20/34	479	480
Series 2005-D Class A1 (Ê)
4.112% due 05/25/35	283	277
Series 2005-F Class 1A2 (Ê)
4.284% due 09/20/35	102	95
Series 2006-3 Class 5A8
5.500% due 03/25/36	930	908
Series 2006-A Class 3A2
5.879% due 02/20/36	331	314
Series 2006-A Class 4A1 (Ê)
5.565% due 02/20/36	832	841

	Principal Amount ($) or Shares	Market Value $
Series 2006-J Class 4A1
6.143% due 01/20/47	177	173
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
3.826% due 12/25/33	971	964
Series 2003-D Class 1A2 (Ê)
7.281% due 05/25/33	1	1
Series 2004-1 Class 5A1
6.500% due 09/25/33	15	16
Series 2004-2 Class 1A9 (Ê)
3.826% due 03/25/34	604	600
Series 2004-11 Class 2A1
5.750% due 01/25/35	716	721
Series 2004-D Class 1A1 (Ê)
5.614% due 05/25/34	71	71
Series 2004-L Class 2A1 (Ê)
4.371% due 01/25/35	509	513
Series 2005-9 Class 2A1
4.750% due 10/25/20	331	331
Series 2005-H Class 2A5 (Ê)
4.803% due 09/25/35	600	602
Series 2005-I Class 4A1 (Ê)
5.265% due 10/25/35	399	404
Series 2005-L Class 3A1 (Ê)
5.464% due 01/25/36	418	421
Series 2006-2 Class A12
6.000% due 07/25/36	412	416
Series 2006-2 Class A15
6.000% due 07/25/36	645	657
Series 2006-B Class 1A1 (Ê)
6.158% due 11/20/36	406	405
Series 2007-3 Class 1A1
6.000% due 09/25/37	4,324	4,355
Bayview Financial Acquisition Trust (Ê) Series 2006-C Class 2A1 3.395% due 11/28/36	211	208
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-1 Class 21A1
4.457% due 04/25/34	476	478
Series 2004-8 Class 2A1
5.072% due 11/25/34	836	847
Series 2004-9 Class 22A1 (Ê)
4.772% due 11/25/34	980	962
Series 2005-2 Class A1 (Ê)
4.125% due 03/25/35	4,158	4,158

Fixed Income III Fund	71

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-2 Class A2 (Ê)
4.125% due 03/25/35	4,101	4,089
Series 2005-3 Class 2A1
5.072% due 06/25/35	1,119	1,127
Series 2005-5 Class A2 (Ê)
4.550% due 08/25/35	4,765	4,732
Series 2005-10 Class A1 (Ê)
4.750% due 10/25/35	1,014	1,012
Series 2005-10 Class A3 (Ê)
4.650% due 10/25/35	2,000	1,993
Series 2007-1 Class 3A2
5.762% due 02/25/47	428	426
Series 2007-3 Class 1A1
5.480% due 05/25/47	1,258	1,268
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.368% due 05/25/35	387	381
Series 2005-5 Class 21A1
4.782% due 06/25/35	1,363	1,336
Series 2005-7 Class 22A1
5.508% due 09/25/35	113	104
Series 2006-3 Class 33A1 (Ê)
6.158% due 05/25/36	414	411
Series 2006-3 Class 34A1
6.167% due 05/25/36	1,630	1,623
Bear Stearns Alt-A Trust II Series 2007-1 Class 1A1 6.271% due 09/25/47	2,833	2,871
Bear Stearns Asset Backed Securities Trust Series 2005-AC8 Class A5 5.500% due 11/25/35	285	289
Bear Stearns Commercial Mortgage Securities
Series 2005-PW1 Class A4
5.405% due 12/11/40	1,500	1,533
Series 2006-PW1 Class A4
5.201% due 12/11/38	2,440	2,370
Series 2007-PW1 Class A4
5.902% due 06/11/40	900	907
5.694% due 06/11/50	900	899
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR2 Class 1A1
3.576% due 09/25/36	1,434	1,340
Series 2006-AR2 Class 2A1
3.606% due 10/25/36	882	830
Series 2006-AR3 Class 1A1
3.556% due 03/25/36	631	587

	Principal Amount ($) or Shares	Market Value $
Series 2006-AR4 Class A1
3.586% due 12/25/36	777	731
Series 2006-AR5 Class 1A1
3.536% due 12/25/46	1,124	1,065
Series 2007-AR2 Class A1
3.546% due 03/25/37	865	812
Series 2007-AR3 Class 1A1
3.516% due 03/25/37	897	837
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
5.680% due 01/26/36	563	548
Series 2007-R6 Class 2A1
5.782% due 12/26/46	284	272
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 3.476% due 05/25/37	861	803
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	382	380
Series 2006-S4 Class A3
6.000% due 12/25/36	675	686
Series 2006-S4 Class A4
6.000% due 12/25/36	360	365
Series 2007-A1 Class 1A3
4.356% due 02/25/37	828	818
Series 2007-A1 Class 8A1
4.241% due 02/25/37	1,460	1,462
Citicorp Mortgage Securities, Inc.
Series 2006-3 Class 1A6
6.000% due 06/25/36	267	259
Series 2006-3 Class 1A9
5.750% due 06/25/36	350	344
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	445	439
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	79	79
Series 2007-AHL Class A3A (Ê)
3.436% due 05/25/37	2,230	2,107
Series 2007-AR8 Class 2A1A
5.925% due 08/25/37	646	661
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.400% due 07/15/44	1,915	1,937
Series 2006-CD3 Class A5
5.617% due 10/15/48	455	456

72	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5
6.000% due 07/25/36	350	351
Series 2007-A1 Class 1A5
6.000% due 01/25/37	655	653
Commercial Mortgage Pass Through Certificates
Series 2001-J1A Class A2 (Þ)
6.457% due 02/16/34	209	216
Series 2006-C7 Class A2
5.690% due 06/10/46	235	238
Series 2007-C9 Class A4
6.010% due 12/10/49	353	358
Countrywide Alternative Loan Trust
Series 2004-28C Class 6A1
6.000% due 01/25/35	219	217
Series 2004-J7 Class 1A2
4.673% due 08/25/34	32	32
Series 2004-J8 Class 1A1
7.000% due 09/25/34	181	188
Series 2005-1CB Class 2A2
5.500% due 03/25/35	414	404
Series 2005-16 Class A1 (Ê)
6.433% due 06/25/35	1,031	979
Series 2005-32T Class A7 (Ê)
3.626% due 08/25/35	401	395
Series 2005-38 Class A1 (Ê)
6.288% due 09/25/35	377	363
Series 2005-51 Class 2A1 (Ê)
4.234% due 11/20/35	440	415
Series 2005-51 Class 2A2A (Ê)
4.224% due 11/20/35	103	101
Series 2005-51 Class 4A1 (Ê)
4.254% due 11/20/35	631	593
Series 2005-56 Class 2A2 (Ê)
6.828% due 11/25/35	388	379
Series 2005-58 Class A2 (Ê)
4.324% due 12/20/35	410	374
Series 2005-59 Class 1A2B (Ê)
5.208% due 11/20/35	138	134
Series 2005-63 Class 3A1
5.890% due 11/25/35	373	370
Series 2005-63 Class 5A1 (Ê)
5.319% due 12/25/35	735	742
Series 2005-81 Class X1
Interest Only STRIP
2.105% due 02/25/37	39	2
Series 2005-J8 Class 1A3
5.500% due 07/25/35	507	498

	Principal Amount ($) or Shares	Market Value $
Series 2005-J11 Class 1A10
5.000% due 09/25/35	397	396
Series 2005-J13 Class 2A3
5.500% due 11/25/35	274	270
Series 2006-9T1 Class A7
6.000% due 05/25/36	271	271
Series 2006-43C Class 1A7
6.000% due 02/25/37	788	789
Series 2006-J2 Class A3
6.000% due 04/25/36	401	401
Series 2006-OA1 Class 4A1 (Ê)
3.566% due 08/25/46	881	830
Series 2006-OA1 Class A1 (Ê)
4.114% due 02/20/47	1,049	957
Series 2006-OA2 Class A1 (Ê)
3.536% due 02/25/47	616	564
Series 2006-OA2 Class A2A (Ê)
4.084% due 05/20/46	175	170
Series 2006-OA6 Class 1A3 (Ê)
3.646% due 07/25/46	365	330
Series 2007-J2 Class 2A1
6.000% due 07/25/37	755	768
Series 2007-OA1 Class A1A (Ê)
6.168% due 04/25/43	2,963	2,703
Series 2007-OA6 Class A1B (Ê)
3.576% due 06/25/37	2,106	1,964
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê)
3.876% due 05/25/18	541	539
Series 2003-20 Class 1A9
5.500% due 07/25/33	428	430
Series 2003-42 Class M (Ê)
4.341% due 10/25/33	206	205
Series 2003-52 Class A1
4.503% due 02/19/34	585	575
Series 2004-16 Class 1A1 (Ê)
3.776% due 09/25/34	318	311
Series 2004-22 Class A3
4.801% due 11/25/34	522	516
Series 2004-HYB Class 1A1
4.730% due 02/20/35	947	937
Series 2004-HYB Class A2
4.555% due 11/20/34	373	361
Series 2004-J9 Class 2A1
5.250% due 01/25/35	439	439
Series 2005-1 Class 2A1 (Ê)
3.666% due 03/25/35	228	215

Fixed Income III Fund	73

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-3 Class 1A3 (Ê)
3.616% due 04/25/35	14	14
Series 2005-8R Class A4
6.000% due 10/25/34	381	388
Series 2005-11 Class 5A1 (Ê)
3.676% due 03/25/35	41	38
Series 2005-23 Class A1
5.500% due 11/25/35	999	998
Series 2005-29 Class A1
5.750% due 12/25/35	641	639
Series 2005-HYB Class 2A1
4.900% due 08/20/35	1,655	1,537
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	147	146
Series 2005-HYB Class 4A1
5.616% due 12/20/35	549	541
Series 2006-1 Class A2
6.000% due 03/25/36	301	300
Series 2006-1 Class A3
6.000% due 03/25/36	109	108
Series 2006-13 Class 1A23
6.250% due 09/25/36	138	140
Series 2006-15 Class A3
6.250% due 10/25/36	302	310
Series 2006-20 Class B1
6.000% due 02/25/37	248	107
Series 2006-HYB Class 3A1A
6.094% due 05/20/36	417	440
Series 2006-J4 Class A2
6.250% due 09/25/36	248	251
Series 2006-J4 Class A10
6.250% due 09/25/36	132	126
Series 2006-OA5 Class 2A1 (Ê)
3.576% due 04/25/46	1,145	1,059
Series 2006-R2 Class AF1 (Ê)(Þ)
3.796% due 08/25/36	676	651
Series 2007-18 Class 2A1
6.500% due 09/25/37	799	819
Series 2007-HY1 Class 1A2
5.694% due 04/25/37	234	230
Credit Suisse First Boston Mortgage Securities Corp.
Series 1998-C2 Class A2
6.300% due 11/15/30	176	177
Series 2001-SPG Class A2 (Þ)
6.515% due 08/13/18	185	194
Series 2002-30 Class DB1
7.376% due 11/25/32	160	167

	Principal Amount ($) or Shares	Market Value $
Series 2003-29 Class 5A1
7.000% due 12/25/33	33	34
Series 2004-1 Class 3A1
7.000% due 02/25/34	15	15
Series 2004-C1 Class A3
4.321% due 01/15/37	675	666
Series 2005-9 Class 2A1
5.500% due 10/25/35	1,274	1,252
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AAB
5.681% due 02/15/39	130	130
Series 2007-C1 Class AAB
5.336% due 02/15/40	500	488
Series 2007-C3 Class A4
5.913% due 06/15/39	900	906
Series 2007-C3 Class AAB
5.913% due 06/15/39	2,300	2,285
Crown Castle Towers LLC (Þ)
Series 2005-1A Class AFL (Ê)
4.616% due 06/15/35	1,360	1,343
Series 2005-1A Class C
5.074% due 06/15/35	150	156
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 4.997% due 08/25/35	905	851
DLJ Commercial Mortgage Corp.
Series 1999-CG1 Class S
Interest Only STRIP
1.027% due 03/10/32	5,684	57
Series 1999-CG3 Class A3
7.730% due 10/10/32	210	220
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR3 Class 1A1B (Ê)
7.049% due 07/19/44	121	123
Series 2006-AR1 Class 2A1A (Ê)
5.602% due 04/19/47	556	532
Fannie Mae
5.400% due 2012	498	519
5.000% due 2014	18	18
6.000% due 2016	22	23
5.000% due 2017	1,335	1,356
5.500% due 2017	34	35
6.000% due 2017	46	48
6.500% due 2017	142	148
4.000% due 2018	1,608	1,589
4.500% due 2018	5,033	5,047

74	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.000% due 2018	4,993	5,074
10.000% due 2018	31	36
4.500% due 2019	172	173
5.000% due 2019	4,454	4,526
6.000% due 2019	966	1,000
4.500% due 2020	540	543
5.000% due 2020	1,336	1,355
5.500% due 2020	118	121
6.000% due 2020	1,820	1,885
5.000% due 2021	500	508
5.500% due 2021	2,405	2,464
5.000% due 2022	956	969
5.500% due 2022	8,802	9,016
5.500% due 2023	496	508
6.500% due 2024	928	968
10.000% due 2024	26	30
7.200% due 2025 (Ê)	19	19
6.000% due 2026	4,834	4,976
7.100% due 2026 (Ê)	146	150
6.000% due 2027	1,461	1,504
7.500% due 2027	9	10
7.000% due 2028	23	25
6.500% due 2029	2	3
7.000% due 2029	88	94
7.500% due 2029	63	68
8.000% due 2029	5	5
8.500% due 2029	3	3
7.500% due 2030	57	62
8.500% due 2030	195	216
9.500% due 2030	62	69
7.000% due 2031	405	433
7.500% due 2031	179	194
8.000% due 2031	239	258
8.500% due 2031	187	209
6.000% due 2032	834	860
6.500% due 2032	3	3
7.000% due 2032	397	420
7.500% due 2032	211	227
8.000% due 2032	22	24
3.900% due 2033 (Ê)	464	470
4.700% due 2033 (Ê)	506	512
5.000% due 2033	812	810
5.200% due 2033 (Ê)	231	236
5.500% due 2033	2,059	2,090
6.000% due 2033	265	273
7.000% due 2033	927	986
5.000% due 2034	1,130	1,127
5.500% due 2034	12,123	12,303
6.000% due 2034	486	499

	Principal Amount ($) or Shares	Market Value $
7.500% due 2034	75	81
7.000% due 2034	269	286
4.500% due 2035 (Ê)	1,030	1,034
4.800% due 2035 (Ê)	1,305	1,329
5.000% due 2035	1,255	1,249
5.100% due 2035 (Ê)	607	629
5.500% due 2035	11,937	12,100
6.000% due 2035	452	464
7.000% due 2035	17	18
7.500% due 2035	535	579
4.700% due 2036 (Ê)	681	680
5.000% due 2036	6,242	6,219
5.500% due 2036	6,809	6,891
6.000% due 2036	7,447	7,634
6.500% due 2036	11,515	11,957
7.000% due 2036	65	69
5.500% due 2037	42,128	42,680
5.600% due 2037 (Ê)	1,069	1,096
6.000% due 2037 (Ê)	610	627
6.000% due 2037	40,144	41,197
6.500% due 2037	19,279	19,987
7.000% due 2037	19,071	20,079
7.500% due 2037	2,830	3,001
6.000% due 2038	978	1,004
6.000% due 2043 (Ê)	270	271
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/01/26	30	8
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/01/30	31	7
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 08/01/31	34	7
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/01/32	16	3
Series 2003-337 Class 1
Principal Only STRIP
Zero coupon due 07/01/33	5	4
Series 2003-339 Class 23
Interest Only STRIP
5.000% due 07/01/18	1,849	244
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	639	129
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	1,695	235

Fixed Income III Fund	75

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	1,894	263
Series 2004-353 Class 2
Interest Only STRIP
5.000% due 08/01/34	1,525	344
Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	344	47
Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	586	83
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	2,862	549
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	525	104
Series 2006-370 Class 2
Interest Only STRIP
6.000% due 05/25/36	2,063	350
Series 2006-372 Class 2
Interest Only STRIP
6.000% due 08/01/36	1,594	268
15 Year TBA (Ï)
4.500%	3,475	3,482
5.000%	5,425	5,498
5.500%	440	451
6.000%	5,320	5,498
30 Year TBA (Ï)
5.000%	11,750	11,683
5.500%	118,605	120,151
6.000%	86,690	88,939
6.500%	68,825	71,348
7.000%	52,475	55,230
7.500%	5,000	5,300
Fannie Mae Grantor Trust
Series 2001-T8 Class A2
9.500% due 07/25/41	57	64
Series 2003-T4 Class 2A5
5.407% due 09/26/33	152	157
Fannie Mae REMICS
Series 1992-10 Class ZD
8.000% due 11/25/21	49	49
Series 1996-46 Class ZA
7.500% due 11/25/26	66	71
Series 1999-56 Class Z
7.000% due 12/18/29	250	264

	Principal Amount ($) or Shares	Market Value $
Series 2003-16 Class NI
Interest Only STRIP
5.000% due 02/25/15	75	1
Series 2003-21 Class M
5.000% due 02/25/17	110	111
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33	76	14
Series 2003-32 Class FH (Ê)
3.776% due 11/25/22	574	574
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33	115	22
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33	696	144
Series 2003-35 Class FY (Ê)
3.776% due 05/25/18	1,087	1,089
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33	143	26
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33	139	23
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33	139	26
Series 2003-78 Class FI (Ê)
3.776% due 01/25/33	574	572
Series 2003-82 Class IA
Interest Only STRIP
6.000% due 08/25/32	102	7
Series 2003-82 Class WI
Interest Only STRIP
6.000% due 08/25/32	21	1
Series 2003-122 Class AJ
4.500% due 02/25/28	111	111
Series 2004-21 Class FL (Ê)
3.726% due 11/25/32	277	275
Series 2005-36 Class AI
Interest Only STRIP
5.500% due 10/25/26	617	30
Series 2005-79 Class FC (Ê)
3.676% due 02/25/22	632	629
Series 2005-110 Class MB
5.500% due 09/25/35	582	602
Series 2006-5 Class 3A2 (Ê)
4.668% due 05/25/35	100	102

76	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-48 Class LG
Principal Only STRIP
Zero coupon due 06/25/36	139	86
Series 2006-104 Class EF (Ê)
5.000% due 11/25/36	2,939	2,906
Series 2006-118 Class A2 (Ê)
3.440% due 12/25/36	418	409
Series 2006-123 Class PF (Ê)
3.636% due 01/25/37	7,459	7,376
Series 2007-42 Class LF (Ê)
Principal Only STRIP
Zero coupon due 05/25/37	86	91
Series 2007-73 Class A1 (Ê)
3.436% due 07/25/37	781	753
Fannie Mae Whole Loan
Series 2003-W17 Class 1A6
5.310% due 08/25/33	1,700	1,754
Series 2004-W9 Class 2A1
6.500% due 02/25/44	89	95
Series 2004-W11 Class 1A2
6.500% due 05/25/44	159	172
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2003-58 Class 2A
6.500% due 09/25/43	84	89
Series 2005-63 Class 1A1 (Ê)
5.988% due 02/25/45	34	35
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2005-FF4 Class 2A3
3.596% due 05/25/35	58	58
Series 2005-FF8 Class A2C
3.646% due 09/25/35	932	919
Series 2005-FF9 Class A2
3.496% due 10/25/35	97	97
Series 2005-FFH Class A2B
3.626% due 06/25/36	901	900
Series 2006-FF1 Class 2A1
3.420% due 08/25/36	387	378
Series 2006-FF1 Class A2
3.426% due 07/25/36	273	267
3.436% due 10/25/36	277	265
Series 2006-FF1 Class A3
3.426% due 11/25/36	619	594
Series 2006-FF2 Class A2
3.446% due 02/25/36	135	134
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.302% due 09/25/34	124	125

	Principal Amount ($) or Shares	Market Value $
Series 2006-AA5 Class A2 (Ê)
6.522% due 09/25/36	353	325
Series 2006-FA3 Class A6
6.000% due 07/25/36	450	451
First Horizon Asset Securities, Inc.
Series 2003-5 Class 1A17
8.000% due 07/25/33	45	48
Series 2004-AR5 Class 4A1 (Ê)
5.700% due 10/25/34	129	130
Series 2004-AR6 Class 2A1 (Ê)
4.750% due 12/25/34	133	129
Series 2005-AR3 Class 2A1 (Ê)
5.372% due 08/25/35	127	129
Series 2005-AR5 Class 3A1 (Ê)
5.535% due 10/25/35	195	197
Series 2006-AR4 Class 1A3 (Ê)
5.500% due 01/25/37	167	166
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class A2 6.560% due 11/18/35	14	14
Freddie Mac
6.000% due 2016	40	41
8.500% due 2017	43	47
10.500% due 2017	14	17
4.000% due 2018	2,801	2,762
4.500% due 2018	673	673
5.000% due 2018	772	784
4.000% due 2019	3,262	3,207
4.500% due 2019	148	148
5.000% due 2019	1,310	1,329
5.000% due 2020	1,329	1,348
5.500% due 2020	1,540	1,579
10.000% due 2020	43	50
8.500% due 2025	15	17
7.300% due 2027 (Ê)	29	30
8.500% due 2027	79	87
6.800% due 2028 (Ê)	23	23
7.100% due 2028 (Ê)	22	23
7.000% due 2030	60	62
7.400% due 2030 (Ê)	5	5
7.500% due 2030	192	209
8.000% due 2030	62	67
7.000% due 2031	88	95
7.500% due 2031	12	13
8.000% due 2031	12	13
7.500% due 2032	94	101
5.000% due 2033	317	316
7.000% due 2033	31	33

Fixed Income III Fund	77

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.900% due 2034 (Ê)	790	815
6.900% due 2034 (Ê)	183	186
7.000% due 2034 (Ê)	37	37
6.000% due 2035	356	362
5.900% due 2036 (Ê)	883	901
6.000% due 2036 (Ê)	339	349
5.500% due 2037 (Ê)	1,325	1,361
5.600% due 2037 (Ê)	1,098	1,128
5.700% due 2037 (Ê)	2,971	3,048
5.800% due 2037 (Ê)	2,715	2,808
5.900% due 2037 (Ê)	430	442
6.000% due 2037	4,910	5,036
6.100% due 2037 (Ê)	1,182	1,215
7.000% due 2037	1,948	2,051
6.000% due 2038	1,000	1,025
15 Year TBA (Ï)
5.500%	14,500	14,835
30 Year TBA (Ï)
5.000%	5,130	5,106
5.500%	15,650	15,841
6.000%	750	769
Freddie Mac Reference REMIC Series 2006-R00 Class AK 5.750% due 12/15/18	528	539
Freddie Mac REMICS
Series 1991-103 Class Z
9.000% due 02/15/21	46	46
Series 1994-173 Class Z
7.000% due 05/15/24	96	103
Series 1999-212 Class SG (Ê)
Interest Only STRIP
2.938% due 06/17/27	340	13
Series 2001-229 Class KF (Ê)
3.626% due 07/25/22	264	264
Series 2001-232 Class ZQ
6.500% due 06/15/31	436	466
Series 2003-256 Class FJ (Ê)
4.636% due 02/15/33	344	343
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	257	18
Series 2003-259 Class IQ
Interest Only STRIP
5.000% due 06/15/17	236	20
Series 2003-261 Class UI
Interest Only STRIP
6.500% due 05/15/33	95	17
Series 2003-262 Class AB
2.900% due 11/15/14	454	450

	Principal Amount ($) or Shares	Market Value $
Series 2003-262 Class QH
5.000% due 05/15/33	280	272
5.000% due 06/15/33	315	305
Series 2003-264 Class IM
Interest Only STRIP
7.000% due 07/15/33	116	24
Series 2003-266 Class MA
4.500% due 10/15/31	329	329
Series 2004-275 Class FM (Ê)
4.586% due 12/15/30	307	306
Series 2004-276 Class IP
Interest Only STRIP
5.000% due 07/15/23	251	5
Series 2004-277 Class UF (Ê)
4.536% due 06/15/33	679	677
Series 2004-281 Class DF (Ê)
4.686% due 06/15/23	211	211
Series 2004-287 Class GC
5.000% due 11/15/29	480	490
Series 2004-289 Class PC
5.000% due 07/15/30	640	654
Series 2005-291 Class KP
5.000% due 11/15/29	215	220
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	281	34
Series 2005-294 Class FA (Ê)
4.406% due 03/15/20	401	401
Series 2005-299 Class KF (Ê)
4.636% due 06/15/35	183	181
Series 2005-300 Class ED
5.000% due 07/15/25	890	878
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	399	36
Series 2005-302 Class MB
5.000% due 12/15/28	200	206
Series 2005-303 Class XA (Ê)
Principal Only STRIP
Zero coupon due 09/15/35	74	74
Series 2005-306 Class PC
5.000% due 02/15/29	1,020	1,050
Series 2006-312 Class HT
5.000% due 03/15/26	555	545
Series 2006-313 Class FP (Ê)
Principal Only STRIP
Zero coupon due 04/15/36	331	345
Series 2006-315 Class EQ
5.000% due 05/15/36	355	350

78	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-317 Class XI (Ê)
Principal Only STRIP
Zero coupon due 10/15/35	1,039	10
Series 2006-323 Class PA
6.000% due 03/15/26	661	681
Series 2007-327 Class SX (Ê)
Principal Only STRIP
Zero coupon due 07/15/36	88	93
Series 2007-327 Class UF (Ê)
Principal Only STRIP
Zero coupon due 02/15/37	91	100
Series 2007-327 Class WF (Ê)
Principal Only STRIP
Zero coupon due 09/15/36	87	91
Series 2007-330 Class GL (Ê)
6.514% due 04/15/37	85	94
Series 2007-333 Class AF (Ê)
4.386% due 10/15/20	4,473	4,451
Series 2007-333 Class BF (Ê)
4.386% due 07/15/19	714	710
Series 2007-333 Class FT (Ê)
4.386% due 08/15/19	3,291	3,273
Series 2007-334 Class FA (Ê)
4.466% due 02/15/19	3,026	3,004
Series 2007-334 Class FT (Ê)
4.586% due 10/15/33	4,730	4,685
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28	26	6
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28	91	20
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/01/31	68	13
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/01/31	46	10
Fremont Home Loan Trust (Ê)
Series 2006-D Class 2A1
3.436% due 11/25/36	543	528
GE Capital Commercial Mortgage Corp.
Series 2002-1A Class A3
6.269% due 12/10/35	305	318
Series 2002-3A Class A1
4.229% due 12/10/37	933	926

	Principal Amount ($) or Shares	Market Value $
Series 2007-C1 Class A4
5.543% due 12/10/49	1,130	1,120
Ginnie Mae I
10.500% due 2016	20	24
11.000% due 2020	37	43
10.000% due 2022	39	46
7.500% due 2024	23	25
7.500% due 2032	23	25
6.000% due 2037	960	992
30 Year TBA (Ï)
5.500%	4,140	4,220
Ginnie Mae II (Ê)
5.600% due 2023	17	17
6.100% due 2023	50	50
5.600% due 2024	116	117
6.100% due 2024	132	134
5.600% due 2025	5	5
6.400% due 2025	157	160
6.100% due 2026	55	56
5.600% due 2027	74	74
6.100% due 2027	6	7
6.400% due 2027	88	89
6.400% due 2028	3	3
6.400% due 2030	137	140
Global Signal Trust (Þ)
Series 2004-2A Class A
4.232% due 12/15/14	225	225
Series 2006-1 Class B
5.588% due 02/15/36	125	130
Series 2006-1 Class C
5.707% due 02/15/36	335	337
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2
6.945% due 09/15/33	472	483
GMAC Mortgage Corp. Loan Trust
Series 2004-JR1 Class A6 (Ê)
3.826% due 12/25/33	415	412
Series 2005-AR2 Class 4A (Ê)
5.183% due 05/25/35	1,919	1,930
Series 2005-AR6 Class 3A1
5.298% due 11/19/35	670	674
Series 2006-HE3 Class A2
5.750% due 10/25/36	225	200
Series 2007-HE3 Class 1A1
7.000% due 09/25/37	337	344

Fixed Income III Fund	79

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Government National Mortgage Association (Ê)
Series 1999-27 Class SE
Interest Only STRIP
4.519% due 08/16/29	122	14
Series 1999-40 Class FE
Interest Only STRIP
4.631% due 11/16/29	276	278
Series 1999-44 Class SA
Interest Only STRIP
4.469% due 12/16/29	136	17
Series 2000-29 Class S
Interest Only STRIP
4.541% due 09/20/30	35	1
Series 2002-27 Class SA
Interest Only STRIP
3.919% due 05/16/32	50	5
Greenpoint Mortgage Funding Trust (Ê)
Series 2006-AR6 Class A1A
3.456% due 10/25/46	708	693
Greenwich Capital Commercial Funding Corp.
Series 2002-C1 Class XP (Þ)
Interest Only STRIP
2.216% due 01/11/35	1,100	38
Series 2003-C2 Class A2
4.022% due 01/05/36	500	496
Series 2004-GG1 Class A7
5.317% due 06/10/36	1,115	1,122
Series 2005-GG5 Class A41
5.243% due 04/10/37	1,040	1,029
Series 2007-GG9 Class A4
5.444% due 03/10/39	915	902
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4
5.553% due 04/10/38	475	472
Series 2006-GG8 Class AAB
5.535% due 11/10/39	485	480
Series 2006-RR2 Class A1 (Þ)
5.686% due 06/23/46	305	267
Series 2006-RR3 Class A1S (Þ)
5.760% due 03/18/49	1,985	1,609
Series 2007-GG1 Class A4
5.993% due 08/10/45	2,950	2,987
GSMPS Mortgage Loan Trust (Þ)
Series 1998-3 Class A
7.750% due 09/19/27	42	46

	Principal Amount ($) or Shares	Market Value $
Series 1999-3 Class A
8.000% due 08/19/29	68	75
Series 2005-RP1 Class 1A3
8.000% due 01/25/35	722	782
Series 2005-RP1 Class 1A4
8.500% due 01/25/35	116	129
Series 2006-RP1 Class 1A3
8.000% due 01/25/36	146	161
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1
5.298% due 06/25/34	169	169
Series 2005-AR6 Class 2A1 (Ê)
4.539% due 09/25/35	1,297	1,269
Series 2005-AR7 Class 6A1
5.251% due 11/25/35	521	514
Series 2006-1F Class 5A2
6.000% due 02/25/36	180	181
Series 2006-OA1 Class 2A1 (Ê)
3.566% due 08/25/46	575	537
Harborview Mortgage Loan Trust
Series 2005-2 Class 2A1A (Ê)
4.154% due 05/19/35	89	82
Series 2005-4 Class 3A1
5.147% due 07/19/35	438	440
Series 2005-5 Class 2A1B (Ê)
4.224% due 07/19/45	124	115
Series 2005-10 Class 2A1A (Ê)
4.244% due 11/19/35	476	444
Series 2005-10 Class 2A1B (Ê)
4.314% due 11/19/35	238	216
Series 2005-14 Class 3A1A
5.298% due 12/19/35	192	193
Series 2005-14 Class 5A1A
5.746% due 12/19/35	736	734
Series 2005-16 Class 2A1A (Ê)
4.174% due 01/19/36	552	521
Series 2005-16 Class 3A1A (Ê)
4.184% due 01/19/36	1,329	1,264
Series 2005-16 Class 3A1B (Ê)
4.274% due 01/19/36	277	252
Series 2006-1 Class 2A1A (Ê)
4.174% due 03/19/37	709	646
Series 2006-9 Class 2A1A (Ê)
4.144% due 11/19/36	642	600
Series 2006-10 Class 2A1A (Ê)
4.114% due 11/19/36	743	699
Series 2006-12 Class 2A2A (Ê)
4.124% due 01/19/38	811	745

80	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-14 Class 2A1A (Ê)
4.084% due 03/19/38	614	572
Series 2006-14 Class 2A1B (Ê)
4.134% due 03/19/38	364	330
Series 2007-1 Class 2A1A (Ê)
3.506% due 04/19/38	485	441
Indymac Index Mortgage Loan Trust
Series 2004-AR1 Class 2A
5.047% due 12/25/34	147	148
Series 2005-AR1 Class 4A1
5.377% due 08/25/35	547	515
Series 2005-AR1 Class A1
5.442% due 09/25/35	1,360	1,362
Series 2005-AR2 Class 1A21
5.847% due 12/25/35	268	266
Series 2006-AR2 Class A2 (Ê)
3.456% due 11/25/36	428	425
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2002-C1 Class A3
5.376% due 07/12/37	595	601
Series 2003-C1 Class A2
4.985% due 01/12/37	715	708
Series 2004-LN2 Class A1
4.475% due 07/15/41	732	722
Series 2005-LDP Class A2
4.851% due 08/15/42	1,000	994
Series 2005-LDP Class A3A1
4.871% due 10/15/42	505	498
Series 2005-LDP Class A4
4.918% due 10/15/42	250	246
5.345% due 12/15/44	1,300	1,319
Series 2006-CB1 Class A4
5.817% due 05/12/45	525	523
Series 2006-LDP Class A3
5.336% due 05/15/47	1,740	1,700
Series 2006-LDP Class A3B
5.447% due 05/15/45	595	586
Series 2006-LDP Class A4
6.066% due 04/15/45	2,050	2,098
5.399% due 05/15/45	700	690
Series 2006-LDP Class AJ
6.066% due 04/15/45	370	345
Series 2006-RR1 Class A1 (Þ)
5.575% due 10/18/52	1,290	1,288
Series 2007-CB2 Class AJ
6.303% due 02/12/51	245	228
Series 2007-LD1 Class A4
6.007% due 06/15/49	1,694	1,716

	Principal Amount ($) or Shares	Market Value $
Series 2007-LDP Class A3
5.420% due 01/15/49	690	677
JP Morgan Mortgage Acquisition Corp. (Ê)
Series 2006-WMC Class A3
3.496% due 03/25/36	900	878
JP Morgan Mortgage Trust
Series 2005-A1 Class 4A1 (Ê)
4.779% due 02/25/35	502	501
Series 2005-A1 Class 6T1 (Ê)
5.023% due 02/25/35	136	136
Series 2005-A4 Class 1A1
5.401% due 07/25/35	396	400
Series 2005-A6 Class 1A2
5.138% due 09/25/35	475	469
Series 2005-A8 Class 1A1
5.405% due 11/25/35	1,626	1,625
Series 2007-A1 Class 2A2 (Ê)
4.753% due 07/25/35	864	836
LB-UBS Commercial Mortgage Trust
Series 2001-C2 Class A2
6.653% due 11/15/27	2,645	2,770
Series 2002-C4 Class A5
4.853% due 09/15/31	1,000	991
Series 2004-C4 Class A3
5.146% due 06/15/29	1,055	1,063
Series 2006-C1 Class A4
5.156% due 02/15/31	1,500	1,450
Series 2006-C4 Class A4
6.081% due 06/15/38	480	493
Series 2007-C1 Class A3
5.398% due 02/15/40	955	933
Series 2007-C1 Class A4
5.424% due 02/15/40	500	492
Series 2007-C6 Class A4
5.858% due 07/15/40	740	749
Lehman Brothers Floating Rate Commercial Mortgage Trust (Ê)
Series 2006-LLF Class A1 (Þ)
4.316% due 09/15/21	67	64
Series 2006-LLF Class A2 (Å)
4.356% due 09/15/21	517	495
Lehman Mortgage Trust
Series 2005-2 Class 2A3
5.500% due 12/25/35	265	265
Series 2005-3 Class 1A3
5.500% due 01/25/36	1,106	1,110

Fixed Income III Fund	81

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lehman XS Trust (Ê)
Series 2005-5N Class 3A1A
3.676% due 11/25/35	743	702
Series 2005-9N Class 1A1
3.646% due 02/25/36	939	882
Series 2006-16N Class A4A
3.566% due 11/25/46	1,232	1,163
Luminent Mortgage Trust (Ê)
Series 2006-1 Class A1
3.616% due 04/25/36	364	341
Series 2006-5 Class A1A
3.566% due 07/25/36	694	631
Series 2006-6 Class A1
3.576% due 10/25/46	387	361
Mastr Adjustable Rate Mortgages Trust
Series 2004-13 Class 3A4 (Ê)
3.787% due 11/21/34	488	488
Series 2005-6 Class 7A1
5.326% due 06/25/35	169	170
Series 2006-1 Class I2A3 (Ê)
5.528% due 01/25/47	889	862
Series 2006-2 Class 4A1
4.991% due 02/25/36	997	992
Series 2006-OA2 Class 4A1A (Ê)
5.638% due 12/25/46	1,655	1,565
Series 2006-OA2 Class 4A1B (Ê)
5.988% due 12/25/46	3,310	2,957
Series 2007-3 Class 22A1 (Ê)
3.486% due 05/25/47	341	338
Mastr Alternative Loans Trust
Series 2003-2 Class 6A1
6.000% due 03/25/33	476	482
Mastr Alternative Loans Trust
Series 2003-4 Class B1
5.677% due 06/25/33	346	331
Series 2003-6 Class 3A1
8.000% due 09/25/33	24	26
Series 2003-9 Class 1A1
5.500% due 12/25/18	125	126
Series 2004-10 Class 5A6
5.750% due 09/25/34	410	416
Series 2005-3 Class 7A1
6.000% due 04/25/35	218	221
Mastr Asset Securitization Trust (Ê)
Series 2003-7 Class 4A35
3.776% due 09/25/33	554	547
Series 2003-11 Class 6A8
3.876% due 12/25/33	738	730

	Principal Amount ($) or Shares	Market Value $
Series 2004-4 Class 2A2
3.826% due 04/25/34	211	210
Mastr Reperforming Loan Trust (Þ)
Series 2005-1 Class 1A5
8.000% due 08/25/34	187	206
Series 2005-2 Class 1A4
8.000% due 05/25/35	850	938
Mastr Specialized Loan Trust (Þ)
Series 2005-2 Class A2
5.006% due 07/25/35	155	142
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1
5.508% due 06/15/30	265	254
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2005-A6 Class 2A1
3.496% due 08/25/35	1	1
Merrill Lynch Mortgage Trust
Series 2002-MW1 Class J (Þ)
5.695% due 07/12/34	185	161
Series 2004-MKB Class A2
4.353% due 02/12/42	615	612
Series 2005-CIP Class AM
5.107% due 07/12/38	350	323
Series 2005-CKI Class A6
5.416% due 11/12/37	170	172
Series 2006-C1 Class A1
5.528% due 05/12/39	76	76
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
3.544% due 04/25/29	73	72
Series 2005-2 Class 3A
5.865% due 10/25/35	31	31
Morgan Stanley Capital I
Series 1999-FNV Class G (Þ)
6.120% due 03/15/31	130	130
Series 1999-LIF Class A2
7.110% due 04/15/33	390	401
Series 2005-HQ7 Class A4
5.374% due 11/14/42	1,000	984
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	810	802
Series 2006-HQ1 Class A4
5.328% due 11/12/41	360	353
Series 2006-HQ8 Class A4
5.561% due 03/12/44	895	884
Series 2006-HQ9 Class A4
5.731% due 07/12/44	480	485
Series 2007-HQ1 Class D (Å)
6.489% due 12/15/44	418	348

82	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-IQ1 Class A2
5.610% due 04/15/49	1,000	1,003
Series 2007-IQ1 Class A4
5.809% due 12/12/49	1,030	1,040
Morgan Stanley Dean Witter Capital I (Þ)
Series 2001-TOP Class E
7.561% due 02/15/33	100	96
Morgan Stanley Mortgage Loan Trust
Series 2006-2 Class 6A
6.500% due 02/25/36	576	583
Nomura Asset Acceptance Corp.
Series 2005-WF1 Class 2A2
4.786% due 03/25/35	415	395
Prime Mortgage Trust
Series 2004-CL1 Class 1A1
6.000% due 02/25/34	61	62
Series 2004-CL1 Class 1A2 (Ê)
3.776% due 02/25/34	41	39
Series 2004-CL1 Class 2A2 (Ê)
3.776% due 02/25/19	17	17
Renaissance Home Equity Loan Trust
Series 2006-3 Class AF1
5.917% due 11/25/36	740	737
Residential Accredit Loans, Inc.
Series 2004-QS5 Class A1
4.600% due 04/25/34	273	262
Series 2004-QS5 Class A5
4.750% due 04/25/34	191	184
Series 2004-QS5 Class A6 (Ê)
3.976% due 04/25/34	111	107
Series 2004-QS8 Class A4 (Ê)
3.776% due 06/25/34	539	527
Series 2005-QA1 Class A41
5.679% due 09/25/35	172	166
Series 2005-QA8 Class NB3
5.479% due 07/25/35	398	402
Series 2005-QO5 Class A1 (Ê)
5.788% due 01/25/46	1,176	1,127
Series 2005-QS1 Class 2A1
6.000% due 09/25/35	203	205
Series 2006-QO1 Class 1A1 (Ê)
3.636% due 02/25/46	151	141
Series 2006-QO1 Class 2A1 (Ê)
3.646% due 02/25/46	175	166
Series 2006-QO1 Class A1 (Ê)
3.536% due 01/25/37	826	776
Series 2006-QS4 Class A11
6.000% due 04/25/36	258	261

	Principal Amount ($) or Shares	Market Value $
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	950	954
Series 2007-QH9 Class A1
6.548% due 11/25/37	2,952	2,950
Series 2007-QO4 Class A1 (Ê)
3.576% due 05/25/47	1,715	1,604
Residential Asset Mortgage Products, Inc.
Series 2004-SL1 Class A3
7.000% due 11/25/31	23	23
Series 2004-SL4 Class A3
6.500% due 07/25/32	113	114
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
3.826% due 02/25/34	618	608
Series 2007-A5 Class 2A3
6.000% due 05/25/37	317	318
Series 2007-A9 Class A6
6.250% due 08/25/13	2,508	2,549
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
3.826% due 11/25/18	323	322
Series 2003-S14 Class A5 (Ê)
3.776% due 07/25/18	655	650
Series 2003-S20 Class 1A7 (Ê)
3.876% due 12/25/33	165	164
Series 2005-SA4 Class 2A1
5.206% due 09/25/35	1,457	1,472
Series 2005-SA4 Class 2A2
5.185% due 09/25/35	788	790
Series 2006-SA3 Class 3A1
6.038% due 09/25/36	417	426
Series 2006-SA4 Class 2A1
6.123% due 11/25/36	1,291	1,319
Series 2007-S9 Class 1A1
6.000% due 10/25/37	995	1,016
Sequoia Mortgage Trust (Ê)
Series 2004-3 Class A
4.061% due 04/20/34	520	505
Small Business Administration Participation Certificates
Series 2005-20G Class 1
4.750% due 07/01/25	1,406	1,414
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5 Class 3A1
4.380% due 05/25/34	542	533

Fixed Income III Fund	83

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-12 Class 3A2
5.250% due 09/25/34	208	202
Series 2004-16 Class 3A1
5.450% due 11/25/34	972	928
Series 2004-18 Class 5A
5.500% due 12/25/34	151	152
Series 2005-17 Class 3A1
5.537% due 08/25/35	59	57
Series 2005-22 Class 4A2
5.373% due 12/25/35	51	50
Series 2006-1 Class 5A2
5.250% due 02/25/36	1,000	996
Series 2006-5 Class 5A4
5.545% due 06/25/36	106	104
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR5 Class A3
4.184% due 07/19/35	427	408
Series 2006-AR1 Class 2A1
3.606% due 02/25/36	1,136	1,055
Series 2006-AR2 Class A2
3.686% due 02/25/36	376	343
Series 2006-AR3 Class 3A1
3.566% due 02/25/36	204	188
Series 2006-AR8 Class A1A
3.576% due 10/25/36	1,545	1,431
Series 2007-AR4 Class A4A
3.556% due 09/25/47	1,262	1,183
Series 2007-AR6 Class A1
6.288% due 11/25/37	2,978	2,911
Structured Asset Securities Corp.
Series 2002-22H Class 1A
6.965% due 11/25/32	27	28
Series 2003-26A Class 3A5
4.530% due 09/25/33	1,000	1,003
Series 2004-12H Class 1A
6.000% due 05/25/34	113	116
Series 2004-21X Class 1A3
4.440% due 12/25/34	795	796
Series 2005-6 Class B2
5.345% due 05/25/35	96	79
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
3.716% due 04/25/43	443	442
Series 2006-5 Class A1
3.496% due 09/25/46	1,940	1,860
Series 2006-6 Class A1
3.486% due 11/25/11	303	292

	Principal Amount ($) or Shares	Market Value $
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
4.380% due 10/15/41	880	872
Series 2005-C20 Class A4
5.285% due 07/15/42	1,000	1,003
Series 2005-C21 Class A4
5.385% due 10/15/44	1,500	1,500
Series 2006-C28 Class A2
5.500% due 10/15/48	510	511
Series 2006-WL7 Class A1 (Ê)(Þ)
4.326% due 09/15/21	2,027	1,939
Series 2007-C31 Class A2
5.421% due 04/15/47	1,000	996
Series 2007-WHL Class A1 (Ê)(Þ)
4.316% due 06/15/20	722	690
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	220	211
Series 2006-2 Class 2CB
6.500% due 03/25/36	252	259
Series 2006-5 Class 2CB3
6.000% due 07/25/36	417	420
Series 2006-AR2 Class A1A (Ê)
5.602% due 04/25/46	478	471
Series 2006-AR5 Class 3A (Ê)
5.602% due 07/25/46	289	268
Series 2006-AR6 Class 1A (Ê)
3.566% due 07/25/46	204	192
Series 2006-AR7 Class A1A (Ê)
5.582% due 09/25/46	184	186
Series 2006-AR8 Class 2A (Ê)
5.638% due 10/25/46	1	1
Series 2006-AR9 Class 2A (Ê)
5.628% due 11/25/46	—	—
Series 2007-OA1 Class 2A (Ê)
5.508% due 12/25/46	6,034	5,692
Washington Mutual Mortgage Pass Through Certificates
Series 2003-S9 Class A2 (Ê)
3.926% due 10/25/33	611	606
Series 2004-AR1 Class X
Interest Only STRIP
0.376% due 10/25/44	222	4
Series 2004-AR3 Class A2
4.243% due 06/25/34	673	666

84	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-AR8 Class X
Principal Only STRIP
Zero coupon due 06/25/44	76	2
Series 2004-CB3 Class 1A
6.000% due 10/25/34	82	83
Series 2004-CB3 Class 4A
6.000% due 10/25/19	188	193
Series 2005-AR1 Class 1A1
4.835% due 10/25/35	482	486
Series 2005-AR1 Class A1A1 (Ê)
3.666% due 10/25/45	453	424
3.646% due 12/25/45	470	444
Series 2005-AR1 Class A1B1 (Ê)
3.666% due 08/25/45	23	22
3.636% due 10/25/45	56	55
3.626% due 11/25/45	106	104
3.626% due 12/25/45	100	99
Series 2005-AR6 Class B3 (Ê)
Interest Only STRIP
4.036% due 04/25/45	347	191
Series 2005-AR8 Class 2A1A (Ê)
3.666% due 07/25/45	442	417
Series 2005-AR8 Class 2AB3 (Ê)
3.736% due 07/25/45	177	159
Series 2006-AR1 Class 1A1
5.942% due 09/25/36	581	589
Series 2006-AR1 Class 1A4
5.647% due 11/25/36	719	731
Series 2006-AR1 Class 3A1A (Ê)
5.582% due 09/25/46	784	740
Series 2006-AR2 Class 1A1
5.311% due 03/25/37	1,607	1,639
Series 2006-AR7 Class 1A (Ê)
5.768% due 07/25/46	386	388
Series 2006-AR7 Class 2A (Ê)
5.642% due 07/25/46	2,849	2,708
Series 2006-AR8 Class 1A5
5.890% due 08/25/46	78	79
Series 2006-AR8 Class 2A3 (Ê)
6.132% due 08/25/46	53	55
Series 2007-HY1 Class 1A1
5.715% due 02/25/37	1,900	1,914
Series 2007-HY2 Class 3A1
5.941% due 09/25/36	2,925	2,988
Series 2007-HY3 Class 4A1
5.350% due 03/25/37	3,665	3,721
Series 2007-HY3 Class 4B1
5.350% due 03/25/37	299	290

	Principal Amount ($) or Shares	Market Value $
Series 2007-HY4 Class 1A1 (Ê)
5.554% due 04/25/37	432	438
Series 2007-OA2 Class 1A (Ê)
5.362% due 03/25/47	852	753
Series 2007-OA6 Class CA1B (Ê)
Wells Fargo Alternative Loan Trust
Series 2007-PA6 Class A1
6.607% due 12/26/37	2,787	2,833
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC Class A1 (Ê)
4.949% due 01/25/35	655	652
Series 2004-E Class A2 (Ê)
4.500% due 05/25/34	530	522
Series 2004-O Class A1 (Ê)
4.892% due 08/25/34	2,171	2,174
Series 2004-T Class A1 (Ê)
6.180% due 09/25/34	107	108
Series 2005-12 Class 1A7
5.500% due 11/25/35	480	474
Series 2005-14 Class 2A1
5.500% due 12/25/35	1,092	1,085
Series 2005-17 Class 1A1
5.500% due 01/25/36	718	717
Series 2005-17 Class 1A2
5.500% due 01/25/36	375	370
Series 2005-17 Class 2A1
5.500% due 01/25/36	1,785	1,768
Series 2005-18 Class 1A1
5.500% due 01/25/36	1,307	1,292
Series 2005-AR6 Class A1 (Ê)
5.039% due 04/25/35	2,261	2,208
Series 2006-1 Class A3
5.000% due 03/25/21	311	311
Series 2006-2 Class 2A3
5.500% due 03/25/36	823	828
Series 2006-2 Class 3A1
5.750% due 03/25/36	676	665
Series 2006-4 Class 1A8
5.750% due 04/25/36	243	247
Series 2006-4 Class 2A3
5.750% due 04/25/36	202	205
Series 2006-9 Class 1A14
6.000% due 08/25/36	190	193
Series 2006-AR1 Class 1A2 (Ê)
6.025% due 09/25/36	244	246
Series 2006-AR1 Class 2A4 (Ê)
6.088% due 10/25/36	336	336

Fixed Income III Fund	85

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-AR1 Class 5A1 (Ê)
5.597% due 07/25/36	551	567
Series 2006-AR1 Class A1
5.650% due 12/25/36	210	211
Series 2006-AR1 Class A7
5.516% due 08/25/36	483	481
Series 2006-AR1 Class AIO
0.450% due 10/25/36	198	2
Series 2006-AR2 Class 2A1
4.950% due 03/25/36	557	556
Series 2006-AR4 Class 1A1 (Ê)
5.857% due 04/25/36	725	730
Series 2006-AR4 Class 2A1 (Ê)
5.773% due 04/25/36	728	732
Series 2006-AR5 Class 2A1 (Ê)
5.521% due 04/25/36	388	398
Series 2006-AR6 Class 7A1 (Ê)
5.110% due 03/25/36	1,102	1,096
Series 2007-8 Class 1A16
6.000% due 07/25/37	542	546
Series 2007-10 Class 2A5
6.250% due 07/25/37	465	474
Series 2007-14 Class 1A1
6.000% due 10/25/37	1,272	1,281
Zuni Mortgage Loan Trust (Ê)
Series 2006-OA1 Class A1
3.506% due 08/25/36	285	273

		1,062,814

Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue Bonds, weekly demand
6.375% due 06/01/32	800	826
City of Colorado Springs Colorado Revenue Bonds, weekly demand
5.000% due 11/15/33	200	206
New Jersey Economic Development Authority Revenue Bonds, weekly demand
5.750% due 06/15/34	235	231
New York State Urban Development Corp. Revenue Bonds, weekly demand (m)
5.250% due 03/15/34	200	209

	Principal Amount ($) or Shares		Market Value $
State of California General Obligation Unlimited, weekly demand
5.000% due 02/01/33		75	75
5.000% due 02/01/33 (æ)		25	28
State of Texas General Obligation Unlimited, weekly demand
4.750% due 04/01/35		250	250
Tobacco Settlement Authority of Iowa Revenue Bonds, weekly demand
6.500% due 06/01/23		95	93
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds, weekly demand
7.467% due 06/01/47		710	700
University of Arkansas Revenue Bonds, weekly demand (m)
5.000% due 11/01/31		500	515
West Virginia Economic Development Authority Revenue Bonds, weekly demand (m)
5.370% due 07/01/20		65	66

			3,199

Non-US Bonds - 1.3%
Argentina Bocon Series PR12
2.000% due 01/03/16	ARS	1,398	634
Argentina Bonos Series $ V
10.500% due 06/12/12	ARS	1,995	516
Argentina Government International Bond Series dis
5.830% due 12/31/33	ARS	500	192
Bombardier, Inc. (Å)
7.250% due 11/15/16	EUR	125	177
Byggingarsjodur Verkamanna
Series 2
3.750% due 04/15/34	ISK	59,116	813
Series 3
3.750% due 06/15/44	ISK	114,523	1,571
Colombia Government International Bond
9.850% due 06/28/27	COP	40,000	19
European Investment Bank
2.150% due 01/18/27	JPY	96,500	919
Federative Republic of Brazil
12.500% due 01/05/22	BRL	975	603
10.250% due 01/10/28 (Ñ)	BRL	3,120	1,664
10.250% due 01/10/28	BRL	1,145	610

86	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

GMAC LLC
5.750% due 05/21/10	EUR	1,140	1,458
Hellas Telecommunications Luxembourg V (Ê)
Series REGS
8.076% due 10/15/12	EUR	375	511
Impress Holdings B.V.
7.701% due 09/15/13	EUR	375	505
Indonesia Government International Bond (Å)
7.750% due 01/17/38	IDR	1,615	1,708
Ineos Group Holdings PLC Series REGS
7.875% due 02/15/16	EUR	250	266
Lehman Brothers Holdings, Inc.
5.375% due 10/17/12	EUR	1,000	1,446
Mexican Bonos
Series M 10
8.000% due 12/17/15	MXN	1,598	151
Series M 20
10.000% due 12/05/24	MXN	41,550	4,655
Series MI10
9.500% due 12/18/14	MXN	1,385	141
New South Wales Treasury Corp.
Series 12RG
6.000% due 05/01/12	AUD	1,180	1,019
Province of Quebec Canada
5.000% due 12/01/15	CAD	310	322
Red Arrow International Leasing PLC
8.375% due 06/30/12	RUB	10,290	428
Republic of Colombia
9.850% due 06/28/27	COP	2,242,000	1,080
Residential Capital LLC
6.625% due 05/17/12	EUR	375	312
Rhodia SA (Ê)
Series REGS
7.326% due 10/15/13	EUR	250	339
Santa Fe de Bogota DC (Þ)
9.750% due 07/26/28	COP	378	355
TELUS Corp.
Series CD
4.950% due 03/15/17	CAD	195	180

			22,594

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 1.7%
Fannie Mae
4.050% due 02/06/09	4,300	4,301
3.875% due 02/15/10 (Ñ)	1,075	1,100
4.375% due 06/21/10 (Ñ)	2,500	2,590
4.750% due 11/19/12 (Ñ)	3,360	3,561
Zero coupon due 10/09/19	695	404
Federal Home Loan Bank (Ñ)
5.375% due 08/19/11	240	259
Federal Home Loan Bank System(Ñ)
5.310% due 12/28/12	1,800	1,953
Federal National Mortgage Association
4.150% due 09/10/09	4,000	4,091
4.125% due 05/12/10	2,800	2,882
5.050% due 02/07/11	2,200	2,327
Financing Corp.
Principal Only STRIP
Series 1
Zero coupon due 05/11/16	130	93
Series 2P
Zero coupon due 11/30/17	105	69
Series 3P
Zero coupon due 11/30/17	275	182
Series 5P
Zero coupon due 02/08/18	115	75
Series 6P
Zero coupon due 08/03/18	530	338
Series 8P
Zero coupon due 08/03/18	1,030	656
Series 9P
Zero coupon due 10/06/17	495	331
Series 12P
Zero coupon due 12/06/18	445	278
Series 13
Zero coupon due 12/27/16	450	312
Series 13P
Zero coupon due 12/27/18	2,450	1,524
Series 15P
Zero coupon due 03/07/19	90	55
Series 16P
Zero coupon due 04/05/19	475	291
Series 19
Zero coupon due 06/06/16	380	271
Series C-P
Zero coupon due 11/30/17	570	377
Freddie Mac (Ñ)
4.125% due 12/21/12	940	970

		29,290

Fixed Income III Fund	87

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Treasuries - 2.1%
United States Treasury
Principal (Ñ)
Principal Only STRIP
Zero Coupon due 11/15/21	45	25
United States Treasury Inflation Indexed Bonds
2.375% due 04/15/11	4	4
3.375% due 01/15/12 (Ñ)	1,734	1,929
2.000% due 04/15/12 (Ñ)	828	878
2.000% due 01/15/14	341	364
2.000% due 07/15/14 (Ñ)	10,889	11,611
2.375% due 01/15/17	10	11
2.625% due 07/15/17 (Ñ)	1,080	1,211
2.375% due 01/15/25	334	369
2.000% due 01/15/26 (Ñ)	556	583
2.375% due 01/15/27 (Ñ)	1,980	2,203
3.625% due 04/15/28 (Ñ)	260	346
United States Treasury Notes
4.000% due 08/31/09 (Ñ)	900	926
4.375% due 12/15/10 (Ñ)	7,310	7,742
3.625% due 12/31/12	360	373
4.250% due 11/15/17	620	651
6.000% due 02/15/26 (Ñ)	7,015	8,481
4.750% due 02/15/37 (Ñ)	400	426

		38,133

Total Long-Term Investments
(cost $1,757,404)		1,756,737

Common Stocks - 0.7%
Financial Services - 0.8%
Emerging Market Local Currency Fund	515,362	6,097
Pacific Investment Management Co. Series High Yield Portfolio Institutional	734,055	6,114
UBS AG	890,000	544

		12,755

Total Common Stocks
(cost $12,429)		12,755

Preferred Stocks - 0.3%
Financial Services - 0.3%
Citigroup, Inc. (Æ)	7,725	202
Deutsche Bank Contingent Capital Trust II (Æ)	16,050	395

	Principal Amount ($) or Shares		Market Value $
DG Funding Trust (Æ)(Å)		118	1,234
Federal National Mortgage Association (Æ)		70,575	1,865
Freddie Mac (Æ)(Ñ)		60,400	1,622

			5,318

Producer Durables - 0.0%
Nexen, Inc. (Æ)		4,055	95

Total Preferred Stocks
(cost $5,249)			5,413

Warrants & Rights - 0.0%
Materials and Processing - 0.0%
Solutia, Inc. (Æ)(Þ) 2009 Warrants		450	—

Total Warrants & Rights
(cost $38)			—

	Notional Amount
Options Purchased - 0.2%
(Number of Contracts)
Euro-Bund Futures
Sep 2008 92.50 Put (225)	USD	563	1

Eurodollar Futures
Mar 2008 91.75 Put (240)	USD	600	2
Mar 2008 92.25 Put (91)	USD	228	1
Mar 2008 92.50 Put (5)	USD	13	—
Mar 2008 92.75 Put (112)	USD	280	1
Jun 2008 92.50 Put (112)	USD	280	1
Jun 2008 92.75 Put (172)	USD	430	1
Sep 2008 92.50 Put (225)	USD	440	1

Federal Funds Futures
Feb 2008 96.50 Put (120)	USD	500	1

Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 5.000% Feb 2008 0.00 Call (1)		8,200	342
USD Three Month LIBOR/USD 4.750% Mar 2008 0.00 Call (2)		29,100	1,070

88	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount $	Market Value $

USD Three Month LIBOR/USD 4.750% Sep 2008 0.00 Call (3)	32,200	1,051
USD Three Month LIBOR/USD 4.750% Dec 2008 0.00 Call (1)	12,400	376
USD Three Month LIBOR/USD 5.000% Dec 2008 0.00 Call (1)	34,800	1,208
USD Three Month LIBOR/USD 5.200% Feb 2009 0.00 Call (1)	9,000	331
USD Three Month LIBOR/USD 3.600% Jul 2009 0.00 Call (1)	2,300	25

Total Options Purchased
(cost $701)		4,412

	Principal Amount ($) or Shares
Short-Term Investments - 17.4%
AIG Matched Funding Corp. (Ê)(Þ) 4.991% due 06/16/08	400	401
ALROSA Finance SA 8.125% due 05/06/08	546	550
American Express Bank FSB (Ê) Series BKNT 4.091% due 10/16/08	600	598
American Express Centurion Bank (Ê) Series BKNT 4.540% due 05/07/08	400	400
AMFM, Inc. 8.000% due 11/01/08	225	227
Amgen, Inc. (Ê)(Þ) 5.133% due 11/28/08	900	900
AT&T, Inc. (Ê) 5.080% due 11/14/08	1,000	999
Avista Corp. 9.750% due 06/01/08	220	224
AXA Financial, Inc. 6.500% due 04/01/08	105	106
BellSouth Corp. (Ê) 4.969% due 08/15/08	600	599
Calyon NY 4.035% due 01/16/09	700	700

	Principal Amount ($) or Shares	Market Value $
CIT Group, Inc. (Ê)
5.019% due 08/15/08	300	290
5.091% due 12/19/08	100	96
3.401% due 01/30/09	400	379
Citigroup Funding, Inc. Zero coupon due 07/17/08	125	205
5.136% due 12/08/08 (Ê)	100	99
Citigroup Global Markets Holdings, Inc. (Ê) Series MTNM 5.191% due 03/07/08	700	701
Citigroup, Inc. (Ê)
4.898% due 12/26/08	500	500
3.291% due 01/30/09	800	795
Constellation Brands, Inc. Series B 8.000% due 02/15/08	185	185
Countrywide Home Loans, Inc. (Ñ) Series MTNL 3.250% due 05/21/08	215	208
CSC Holdings, Inc. 7.250% due 07/15/08	250	250
Daimler Finance NA LLC (Ê) Series MTNE 5.441% due 10/31/08	1,100	1,098
Delphi Corporation, Second Lien Term Loan 7.375% due 07/01/08	100	100
Dexia Credit SA 3.233% due 09/29/08	2,300	2,299
Dominion Resources, Inc. Series A 5.687% due 05/15/08	305	306
Entergy Gulf States, Inc.
3.600% due 06/01/08	80	80
5.896% due 12/08/08 (Ê)(Å)	195	196
Erac USA Finance Co. (Þ) 5.300% due 11/15/08	100	101
Federal Home Loan Bank Discount Notes 4.800% due 05/02/08	5,800	5,828
Federal Home Loan Bank System Zero coupon due 02/14/08 (ç)(ž)	200	200
Series 577 (Ñ)
4.500% due 09/26/08	5,500	5,562
Series IY08
3.400% due 03/18/08	2,000	2,001

Fixed Income III Fund	89

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal National Mortgage Association (Ñ) 4.200% due 03/24/08	3,500	3,506
Ferro Corp. 9.125% due 01/01/09	375	383
Ford Motor Credit Co. LLC 5.800% due 01/12/09	1,000	973
Fortis Bank 5.270% due 04/28/08	1,500	1,499
Freddie Mac 3.450% due 03/12/08	2,000	2,000
Fresenius Medical Care Capital Trust II 7.875% due 02/01/08	334	334
Gazinvest Luxembourg SA for Gazprombank 7.250% due 10/30/08	470	475
General Electric Capital Corp. (Ê) 4.686% due 01/05/09	500	501
GMAC LLC (Ñ) 5.125% due 05/09/08	295	294
Goldman Futures Cash	1,380	1,380
Goldman Sachs Group, Inc. (The) Series MTNB (Ê) 3.406% due 07/29/08	100	100
4.969% due 11/10/08	400	399
HJ Heinz Co. (Þ) 6.428% due 12/01/08	100	103
HSBC Finance Corp. (Ê)
5.121% due 09/15/08	1,900	1,895
5.281% due 12/05/08 (Ñ)	100	100
JC Penney Corp., Inc. 7.375% due 08/15/08	280	283
JetBlue Airways Corp. (Ê) Series 04-1 9.241% due 03/15/08	429	429
John Deere Capital Corp. (Ê) 4.308% due 04/15/08	400	401
Kansas City Southern Railway 9.500% due 10/01/08	1,400	1,426
Mantis Reef, Ltd. (Å) 4.692% due 11/14/08	200	201
MBNA Corp. (Ê) Series MTNF 3.590% due 05/05/08	255	255
Merrill Lynch & Co., Inc. (Ê) Series MTNC 4.191% due 06/16/08	1,100	1,093

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley (Ê) 3.974% due 11/21/08	500	497
Owens-Illinois, Inc. 7.350% due 05/15/08	250	250
Popular NA, Inc.
4.250% due 04/01/08	20	20
PSEG Energy Holdings LLC 8.625% due 02/15/08	43	43
Quebecor World Capital Corp. (Ø)(Ñ) 4.875% due 11/15/08	100	43
Residential Capital LLC (Ê)(Ñ) 5.646% due 06/09/08	525	449
Royal Bank of Scotland 5.265% due 03/26/08	100	100
Russell Investment Company Money Market Fund	239,287,000	239,287
SLM Corp. (Ê) Series MTNA 3.541% due 07/25/08	1,000	978
Telefonos de Mexico SAB de CV 4.500% due 11/19/08	210	210
Transocean, Inc. (Ê) 5.341% due 09/05/08	400	399
Unicredit Luxembourg Finance SA (Ê)(Å) 3.768% due 10/24/08	375	374
Unicredito Italiano NY (Ê) Series YCD 4.855% due 05/06/08	1,100	1,099
5.062% due 05/29/08	500	500
Union Pacific Corp.
6.625% due 02/01/08	90	90
United States Treasury Bills (ç)(ž)(§)
3.261% due 03/27/08	700	697
2.467% due 06/19/08	75	74
United States Treasury Notes (Ñ)
4.750% due 12/31/08	3,960	4,051
4.875% due 01/31/09	9,400	9,653
USAA Auto Owner Trust Series 2007-1 Class A1 5.337% due 07/11/08	70	70
VTB Capital SA (Ê)(Þ) 5.494% due 08/01/08	565	562
VTB Capital SA for Vneshtorgbank (Ê) Series REGS 5.494% due 08/01/08	320	316

90	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wachovia Bank NA (Ê)
Series BKNT
4.848% due 06/27/08	400	401
4.673% due 10/03/08	700	700
Wal-Mart Stores, Inc.(Ê) 4.891% due 06/16/08	1,000	1,002
Westpac Banking Corp. (Ê) Series DPNT 4.500% due 06/06/08	300	300

Total Short-Term Investments
(cost $307,025)		307,378

Other Securities - 5.8%
Russell Investment Company Money Market Fund (×)	30,358,927	30,359
State Street Securities Lending Quality Trust (×)	72,614,621	72,615

Total Other Securities
(cost $102,974)		102,974

Total Investments - 123.6%
(identified cost $2,185,820)		2,189,669

Other Assets and Liabilities, Net - (23.6%)		(418,422)

Net Assets - 100.0%		1,771,247

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	91

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts (Number of Contracts)	Notional Amount		Appreciation (Depreciation) Unrealized $

Long Positions
Euro-Schatz Bond Futures expiration date 03/08 (110)	EUR	11,997	106
Germany, Federal Republic 5 Year Bonds expiration date 03/08 (12)	EUR	1,327	(4)
Eurodollar Futures (CME) expiration date 06/08 (606)	USD	147,728	3,398
expiration date 09/08 (96)	USD	23,413	647
expiration date 12/08 (471)	USD	114,730	2,213
expiration date 03/09 (41)	USD	9,970	178
expiration date 06/09 (53)	USD	12,861	232
expiration date 09/09 (52)	USD	12,596	217
expiration date 12/09 (40)	USD	9,674	227
expiration date 03/10 (40)	USD	9,659	215
LIBOR Futures expiration date 03/08 (5)	GBP	591	4
expiration date 06/08 (11)	GBP	1,305	15
expiration date 09/08 (34)	GBP	4,046	26
expiration date 12/08 (27)	GBP	3,218	20
expiration date 03/09 (9)	GBP	1,073	31
expiration date 06/09 (1)	GBP	119	3
Long Gilt Bond (UK) expiration date 03/08 (5)	GBP	1,099	7
United States Treasury 2 Year Notes expiration date 03/08 (436)	USD	92,963	914
United States Treasury 5 Year Notes expiration date 03/08 (1,249)	USD	141,137	2,234
United States Treasury 10 Year Notes expiration date 03/08 (442)	USD	51,590	694
United States Treasury Bonds expiration date 03/08 (324)	USD	38,657	555
Short Positions
Euro-Bobl Futures (Germany) expiration date 03/08 (152)	EUR	16,809	(250)
Eurodollar Futures (CME) expiration date 03/08 (14)	USD	3,398	—
expiration date 06/08 (10)	USD	2,438	(24)
expiration date 09/08 (10)	USD	2,439	(19)
expiration date 12/08 (10)	USD	2,436	(13)
expiration date 03/09 (10)	USD	2,432	(8)

Futures Contracts (Number of Contracts)	Notional Amount		Appreciation (Depreciation) Unrealized $
expiration date 06/09 (10)	USD	2,427	(5)
expiration date 09/09 (10)	USD	4,360	(7)
expiration date 12/09 (18)	USD	4,353	(5)
Japanese 10 Year Bond expiration date 03/08 (8)	JPY	110,200	(8)
United States Treasury 2 Year Notes expiration date 03/08 (94)	USD	20,069	(202)
United States Treasury 5 Year Notes expiration date 03/08 (492)	USD	55,596	(1,433)
United States Treasury 10 Year Notes expiration date 03/08 (358)	USD	41,267	(1,025)
United States Treasury Bonds expiration date 03/08 (23)	USD	2,744	(7)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			8,926

See accompanying notes which are an integral part of the financial statements.

92	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount		Market Value $

Swaptions
(Fund Pays/Fund Receives)
USD 5.100%/USD Three Month LIBOR Feb 2008 0.00 Call (1)	USD	3,600	(258)
USD 4.900%/USD Three Month LIBOR Mar 2008 0.00 Call (2)	USD	8,400	(506)
USD 4.950%/USD Three Month LIBOR Mar 2008 0.00 Call (1)	USD	4,000	(250)
USD 4.950%/USD Three Month LIBOR Sep 2008 0.00 Call (3)	USD	13,800	(760)
USD 5.000%/USD Three Month LIBOR Dec 2008 0.00 Call (1)	USD	4,200	(236)
USD 5.200%/USD Three Month LIBOR Dec 2008 0.00 Call (1)	USD	11,600	(762)
USD 5.450%/USD Three Month LIBOR Feb 2009 0.00 Call (1)	USD	4,000	(275)
USD 4.200%/USD Three Month LIBOR Jul 2009 0.00 Call (1)	USD	1,000	(25)
United States Treasury Bonds Feb 2008 118.00 Call (10)	USD	10	(6)
United States Treasury Notes 10 Year Futures
Feb 2008 110.00 Put (38)	USD	38	—
Feb 2008 114.00 Put (10)	USD	10	(2)
May 2008 114.00 Put (21)	USD	21	(34)
Feb 2008 114.00 Call (38)	USD	38	(110)
May 2008 118.00 Call (41)	USD	41	(56)

Total Liability for Options Written Premiums Paid (Received) - ($725)			(3,280)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	93

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	447	AUD	516	02/21/08	15
USD	666	AUD	775	03/18/08	25
USD	2,212	AUD	2,471	03/19/08	(9)
USD	130	BRL	230	02/06/08	1
USD	275	BRL	487	02/06/08	2
USD	275	BRL	495	02/06/08	6
USD	709	BRL	1,268	02/06/08	12
USD	1,447	BRL	2,574	02/06/08	16
USD	7,264	BRL	13,232	02/06/08	251
USD	280	BRL	499	02/11/08	3
USD	275	BRL	492	03/04/08	3
USD	275	BRL	492	03/04/08	3
USD	7,701	BRL	13,462	03/04/08	(90)
USD	148	CAD	145	03/18/08	(4)
USD	214	CAD	218	03/18/08	3
USD	350	CHF	381	02/06/08	3
USD	2,114	CHF	2,375	03/19/08	85
USD	2,116	CHF	2,328	03/19/08	41
USD	2,212	CHF	2,410	03/19/08	20
USD	2,220	CHF	2,440	03/19/08	40
USD	2,233	CHF	2,427	03/19/08	14
USD	2,322	CHF	2,560	03/19/08	50
USD	1,904	EUR	1,302	02/26/08	30
USD	283	EUR	196	03/18/08	9
USD	319	EUR	215	03/19/08	—
USD	1,841	EUR	1,246	03/19/08	9
USD	2,111	EUR	1,433	03/19/08	16
USD	2,111	EUR	1,433	03/19/08	17
USD	2,112	EUR	1,420	03/19/08	(3)
USD	2,112	EUR	1,437	03/19/08	21
USD	2,116	EUR	1,435	03/19/08	15
USD	2,215	EUR	1,495	03/19/08	4
USD	2,218	EUR	1,499	03/19/08	7
USD	2,228	EUR	1,525	03/19/08	37
USD	2,230	EUR	1,526	03/19/08	36
USD	2,233	EUR	1,520	03/19/08	24
USD	2,391	EUR	1,619	03/19/08	13
USD	3,145	EUR	2,130	03/19/08	17
USD	3,149	EUR	2,130	03/19/08	13
USD	4,231	EUR	2,855	03/19/08	7
USD	257	GBP	130	03/06/08	1
USD	2,108	GBP	1,066	03/19/08	5
USD	2,110	GBP	1,023	03/19/08	(81)
USD	2,110	GBP	1,041	03/19/08	(45)
USD	2,220	GBP	1,141	03/19/08	42
USD	2,233	GBP	1,138	03/19/08	23
USD	4,233	GBP	2,153	03/19/08	35

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	4,428	GBP	2,250	03/19/08	33
USD	750	INR	29,633	02/22/08	1
USD	1,559	INR	61,395	02/22/08	(3)
USD	161	JPY	17,544	02/07/08	4
USD	4,992	JPY	542,700	02/13/08	116
USD	185	JPY	19,641	03/18/08	—
USD	415	JPY	43,876	03/18/08	(1)
USD	516	JPY	57,795	03/18/08	29
USD	237	JPY	26,499	03/19/08	13
USD	992	JPY	106,404	03/19/08	12
USD	2,111	JPY	233,879	03/19/08	96
USD	2,112	JPY	232,350	03/19/08	81
USD	2,116	JPY	227,153	03/19/08	27
USD	2,214	JPY	236,827	03/19/08	20
USD	2,219	JPY	234,480	03/19/08	(7)
USD	2,220	JPY	234,538	03/19/08	(7)
USD	2,233	JPY	236,416	03/19/08	(3)
USD	3,130	JPY	334,526	03/19/08	26
USD	4,231	JPY	455,382	03/19/08	65
USD	419	JPY	44,755	04/01/08	3
USD	3,005	JPY	322,020	04/23/08	39
USD	1,872	KRW	1,781,013	04/16/08	11
USD	419	MXN	4,584	03/18/08	2
USD	944	MXN	10,432	05/06/08	9
USD	151	MYR	511	02/04/08	6
USD	158	MYR	511	02/04/08	—
USD	157	MYR	511	05/21/08	1
USD	344	RUB	8,399	04/01/08	(1)
USD	4,678	SEK	30,168	02/15/08	61
USD	1,170	SEK	7,684	03/18/08	36
USD	2,110	SEK	13,468	03/19/08	3
USD	266	SGD	383	02/20/08	5
USD	390	SGD	562	02/20/08	7
USD	2,058	SGD	2,997	02/20/08	59
USD	315	TRY	372	02/01/08	2
AUD	41	USD	36	03/18/08	—
AUD	160	USD	139	03/18/08	(3)
AUD	170	USD	149	03/18/08	(3)
AUD	395	USD	342	03/18/08	(10)
AUD	473	USD	415	03/18/08	(7)
AUD	685	USD	601	03/18/08	(10)
AUD	2,582	USD	2,220	03/19/08	(82)
BRL	490	USD	275	02/06/08	(3)
BRL	490	USD	275	02/06/08	(3)
BRL	586	USD	330	02/06/08	(3)
BRL	1,074	USD	592	02/06/08	(18)
BRL	1,090	USD	607	02/06/08	(12)

See accompanying notes which are an integral part of the financial statements.

94	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
BRL	1,090	USD	612	02/06/08	(8)
BRL	13,462	USD	7,732	02/06/08	87
BRL	498	USD	280	02/11/08	(3)
BRL	1,268	USD	697	05/15/08	(11)
BRL	2,574	USD	1,424	05/15/08	(13)
CAD	2,360	USD	2,314	02/13/08	(36)
CAD	395	USD	393	02/29/08	—
CAD	193	USD	190	03/18/08	(2)
CAD	2,088	USD	2,114	03/19/08	37
CHF	381	USD	350	02/06/08	(2)
CHF	2,329	USD	2,116	03/19/08	(41)
CHF	2,428	USD	2,233	03/19/08	(16)
CHF	4,857	USD	4,430	03/19/08	(69)
EUR	1,411	NOK	11,442	03/19/08	2
EUR	1,411	NOK	11,442	03/19/08	12
EUR	2,845	SEK	26,555	03/19/08	(94)
EUR	2,845	SEK	26,555	03/19/08	38
EUR	6	USD	10	02/01/08	—
EUR	4,320	USD	6,337	02/11/08	(84)
EUR	352	USD	509	02/26/08	(13)
EUR	659	USD	978	02/26/08	(1)
EUR	1,264	USD	1,867	02/26/08	(11)
EUR	1,899	USD	2,779	02/26/08	(42)
EUR	105	USD	155	03/18/08	(1)
EUR	370	USD	545	03/18/08	(4)
EUR	1,303	USD	1,912	03/19/08	(22)
EUR	1,418	USD	2,066	03/19/08	(40)
EUR	1,432	USD	2,116	03/19/08	(10)
EUR	1,438	USD	2,116	03/19/08	(19)
EUR	1,439	USD	2,110	03/19/08	(26)
EUR	1,479	USD	2,154	03/19/08	(42)
EUR	1,486	USD	2,214	03/19/08	8
EUR	1,505	USD	2,180	03/19/08	(56)
EUR	1,532	USD	2,219	03/19/08	(56)
EUR	1,541	USD	2,219	03/19/08	(69)
EUR	1,561	USD	2,260	03/19/08	(58)
EUR	3,023	USD	4,438	03/19/08	(50)
GBP	239	USD	492	02/20/08	19
GBP	170	USD	338	03/19/08	—
GBP	257	USD	497	03/19/08	(11)
GBP	919	USD	1,869	03/19/08	48
GBP	1,019	USD	2,093	03/19/08	72
GBP	1,019	USD	2,100	03/19/08	79
GBP	1,030	USD	2,110	03/19/08	68
GBP	1,068	USD	2,114	03/19/08	(3)
GBP	1,127	USD	2,215	03/19/08	(20)
GBP	1,143	USD	2,219	03/19/08	(47)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
GBP	1,156	USD	2,352	03/19/08	60
GBP	2,038	USD	4,198	03/19/08	156
ISK	157,000	USD	2,378	02/13/08	(34)
JPY	1,037	USD	10	02/01/08	—
JPY	9,859	USD	92	02/01/08	(1)
JPY	21,798	USD	205	03/18/08	(1)
JPY	21,859	USD	205	03/18/08	(1)
JPY	22,044	USD	205	03/18/08	(3)
JPY	30,582	USD	290	03/18/08	1
JPY	52,476	USD	495	03/18/08	—
JPY	229,013	USD	2,110	03/19/08	(51)
JPY	230,303	USD	2,116	03/19/08	(57)
JPY	233,754	USD	2,220	03/19/08	15
JPY	234,299	USD	2,114	03/19/08	(95)
JPY	235,261	USD	2,219	03/19/08	(1)
JPY	236,234	USD	2,229	03/19/08	—
JPY	236,243	USD	2,215	03/19/08	(14)
JPY	469,547	USD	4,225	03/19/08	(204)
JPY	52,780	USD	493	04/23/08	(6)
JPY	147,800	USD	1,412	04/23/08	14
MXN	41,827	USD	3,797	04/15/08	(35)
MYR	511	USD	156	02/04/08	(2)
MYR	511	USD	158	02/04/08	—
NOK	11,708	USD	2,110	03/19/08	(47)
NOK	12,341	USD	2,233	03/19/08	(41)
SEK	13,343	USD	2,110	03/19/08	16
SEK	13,463	USD	2,116	03/19/08	3
SEK	13,558	USD	2,112	03/19/08	(16)
SEK	14,559	USD	2,219	03/19/08	(66)
SEK	3,736	USD	584	03/20/08	(2)
TRY	372	USD	316	02/01/08	(1)

Total Unrealized Appreciation (Depreciation) onOpen Foreign Currency Exchange Contracts					410

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	95

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

Bank of America CMBS AAA 10 Year Index	Bank of America	USD	1,500	CMBS AAA 10 Year Index minus 0.100%	02/29/08	(71)
Bank of America CMBS AAA 10 Year Index	Bank of America	USD	500	CMBS AAA 10 Year Index minus 0.550%	05/30/08	(24)
Bank of America CMBS AAA 10 Year Index	Bank of America	USD	2,000	CMBS AAA 10 Year Index minus 0.750%	05/30/08	(96)
Bank of America CMBS AAA 10 Year Index	Bank of America	USD	1,000	CMBS AAA 10 Year Index minus 1.150%	05/30/08	(48)
Bank of America CMBS AAA 10 Year Index	Bank of America	USD	4,000	CMBS AAA 10 Year Index minus 1.250%	05/30/08	(195)
Bank of America CMBS AAA 10 Year Index	Bank of America	USD	1,500	CMBS AAA 10 Year Index minus 1.500%	05/30/08	(73)
Deutsche Bank CMBS AAA 10 Year Index	Deutsche Bank	USD	400	CMBS AAA 10 Year Index minus 1.000%	05/30/08	(19)
JP Morgan CMBS AAA 10 Year Index	JP Morgan	USD	1,500	CMBS AAA 10 Year Index minus 1.300%	05/30/08	(73)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(599)

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	23,900	4.000%	Three Month LIBOR	06/18/10	452
Bank of America	USD	12,100	5.473%	Three Month LIBOR	06/14/11	858
Bank of America	USD	10,100	4.500%	Three Month LIBOR	06/18/13	383
Bank of America	USD	16,100	4.500%	Three Month LIBOR	06/18/13	610
Bank of America	USD	6,500	Three Month LIBOR	4.500%	06/18/13	(246)
Bank of America	USD	4,000	5.548%	Three Month LIBOR	06/14/16	411
Bank of America	USD	1,500	Three Month LIBOR	5.000%	06/18/18	(81)
Bank of America	USD	4,800	Three Month LIBOR	5.250%	06/18/23	(302)
Bank of America	USD	6,400	Three Month LIBOR	5.250%	06/18/23	(403)
Bank of America	USD	6,400	5.250%	Three Month LIBOR	06/18/23	(403)
Bank of America	USD	1,500	5.250%	Three Month LIBOR	06/18/28	87
Bank of America	USD	2,500	5.680%	Three Month LIBOR	06/16/36	317
Bank of America	USD	2,000	Three Month LIBOR	5.000%	06/18/38	(47)
Barclays Bank PLC	EUR	13,520	Six Month LIBOR	4.250%	06/18/13	(189)
Barclays Bank PLC	EUR	5,300	4.250%	Six Month LIBOR	06/18/13	74
Barclays Bank PLC	EUR	1,670	4.750%	Six Month LIBOR	06/18/38	23
Barclays Bank PLC	GBP	400	6.000%	Six Month LIBOR	03/20/09	7
Barclays Bank PLC	GBP	2,330	Six Month LIBOR	5.250%	06/18/13	(67)
Barclays Bank PLC	JPY	40,000	2.000%	Six Month LIBOR	12/19/17	14
Barclays Bank PLC	SEK	45,600	Three Month LIBOR	4.750%	06/18/18	(90)
Barclays Bank PLC	USD	930	4.500%	Three Month LIBOR	06/18/13	35
Barclays Bank PLC	USD	2,030	Three Month LIBOR	5.250%	06/18/38	(132)

See accompanying notes which are an integral part of the financial statements.

96	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bear Stearns	USD	6,900	Three Month LIBOR	5.282%	08/20/14	(527)
Bear Stearns	USD	5,400	Three Month LIBOR	5.000%	06/18/18	(285)
Bear Stearns	USD	5,300	5.250%	Three Month LIBOR	06/18/28	308
BNP Paribas	EUR	900	Consumer Price Index (France)	2.090%	10/15/10	7
Citibank	GBP	3,680	5.250%	Six Month LIBOR	06/18/13	105
Citibank	GBP	370	5.250%	Six Month LIBOR	06/18/18	17
Citibank	JPY	1,167,000	Six Month LIBOR	1.250%	06/18/13	(61)
Citibank	JPY	1,157,000	Six Month LIBOR	1.250%	06/18/13	(61)
Citibank	JPY	557,000	1.750%	Six Month LIBOR	12/19/14	165
Citibank	USD	600	Three Month LIBOR	5.000%	06/18/38	(14)
Credit Suisse First Boston	EUR	330	Six Month LIBOR	4.500%	06/18/18	(5)
Credit Suisse First Boston	EUR	6,270	4.500%	Six Month LIBOR	06/18/18	87
Credit Suisse First Boston	EUR	1,250	4.750%	Six Month LIBOR	06/18/38	17
Credit Suisse First Boston	EUR	1,110	4.750%	Six Month LIBOR	06/18/38	(4)
Credit Suisse First Boston	EUR	1,670	4.750%	Six Month LIBOR	06/18/38	(18)
Credit Suisse First Boston	SEK	49,500	Three Month LIBOR	4.750%	06/18/18	(98)
Credit Suisse First Boston	USD	1,330	Three Month LIBOR	5.250%	06/18/38	(80)
Credit Suisse First Boston	USD	2,030	Three Month LIBOR	5.250%	06/18/38	(127)
Deutsche Bank	EUR	1,700	5.000%	Six Month LIBOR	12/19/09	42
Deutsche Bank	EUR	5,330	4.250%	Six Month LIBOR	06/18/13	83
Deutsche Bank	EUR	550	Six Month LIBOR	4.500%	12/19/37	27
Deutsche Bank	EUR	1,250	Six Month LIBOR	4.750%	06/18/38	(17)
Deutsche Bank	EUR	2,210	4.750%	Six Month LIBOR	06/18/38	(5)
Deutsche Bank	GBP	100	6.000%	Six Month LIBOR	12/20/08	1
Deutsche Bank	JPY	355,000	1.182%	Six Month LIBOR	12/17/10	20
Deutsche Bank	JPY	928,000	1.170%	Six Month LIBOR	12/17/10	53
Deutsche Bank	JPY	976,000	1.182%	Six Month LIBOR	12/17/10	56
Deutsche Bank	JPY	467,000	1.170%	Six Month LIBOR	12/17/10	26
Deutsche Bank	JPY	467,000	1.160%	Six Month LIBOR	12/17/10	25
Deutsche Bank	JPY	225,000	Six Month LIBOR	1.699%	12/17/15	(37)
Deutsche Bank	JPY	588,000	Six Month LIBOR	1.670%	12/17/15	(96)
Deutsche Bank	JPY	618,000	Six Month LIBOR	1.691%	12/17/15	(98)
Deutsche Bank	JPY	296,000	Six Month LIBOR	1.675%	12/17/15	(43)
Deutsche Bank	JPY	296,000	Six Month LIBOR	1.641%	12/17/15	(38)
Deutsche Bank	JPY	80,000	2.000%	Six Month LIBOR	12/19/17	28
Deutsche Bank	JPY	174,000	Six Month LIBOR	2.000%	12/19/17	(66)
Deutsche Bank	JPY	46,000	2.593%	Six Month LIBOR	12/17/38	8
Deutsche Bank	JPY	118,000	2.593%	Six Month LIBOR	12/17/38	21
Deutsche Bank	JPY	124,000	2.585%	Six Month LIBOR	12/17/38	20
Deutsche Bank	JPY	60,000	2.570%	Six Month LIBOR	12/17/38	8
Deutsche Bank	JPY	60,000	2.540%	Six Month LIBOR	12/17/38	4
Deutsche Bank	USD	10,200	4.000%	Three Month LIBOR	06/18/10	213
Deutsche Bank	USD	25,180	Three Month LIBOR	4.315%	11/17/10	(558)
Deutsche Bank	USD	13,170	Three Month LIBOR	3.780%	12/24/10	(142)
Deutsche Bank	USD	8,000	Three Month LIBOR	3.867%	12/29/10	(98)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	97

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	USD	5,140	Three Month LIBOR	4.000%	12/29/10	(76)
Deutsche Bank	USD	12,390	Three Month LIBOR	3.182%	01/07/11	(101)
Deutsche Bank	USD	6,460	Three Month LIBOR	3.161%	01/28/11	12
Deutsche Bank	USD	18,300	4.500%	Three Month LIBOR	06/18/13	694
Deutsche Bank	USD	20,700	4.500%	Three Month LIBOR	06/18/13	785
Deutsche Bank	USD	6,900	Three Month LIBOR	4.500%	06/18/13	(262)
Deutsche Bank	USD	25,300	Three Month LIBOR	4.500%	06/18/13	(959)
Deutsche Bank	USD	11,000	Three Month LIBOR	4.500%	06/18/13	(417)
Deutsche Bank	USD	22,200	4.920%	Three Month LIBOR	11/17/15	992
Deutsche Bank	USD	11,500	4.520%	Three Month LIBOR	12/24/15	210
Deutsche Bank	USD	7,000	4.630%	Three Month LIBOR	12/29/15	172
Deutsche Bank	USD	4,500	4.745%	Three Month LIBOR	12/29/15	141
Deutsche Bank	USD	5,600	4.224%	Three Month LIBOR	01/28/16	(8)
Deutsche Bank	USD	1,800	5.000%	Three Month LIBOR	06/18/18	95
Deutsche Bank	USD	8,300	5.250%	Three Month LIBOR	06/18/23	522
Deutsche Bank	USD	4,800	Three Month LIBOR	5.250%	06/18/23	(302)
Deutsche Bank	USD	1,800	Three Month LIBOR	5.250%	06/18/28	(105)
Deutsche Bank	USD	2,670	Three Month LIBOR	5.250%	06/18/38	(170)
Deutsche Bank	USD	6,200	Three Month LIBOR	5.308%	11/17/38	(381)
Deutsche Bank	USD	3,150	Three Month LIBOR	5.010%	12/24/38	(41)
Deutsche Bank	USD	1,930	Three Month LIBOR	5.120%	12/29/38	(57)
Deutsche Bank	USD	1,240	Three Month LIBOR	5.214%	12/29/38	(55)
Deutsche Bank	USD	2,960	Three Month LIBOR	5.016%	01/07/39	(63)
Deutsche Bank	USD	1,540	Three Month LIBOR	4.939%	01/28/39	—
Goldman Sachs	EUR	300	4.000%	Six Month LIBOR	03/20/09	—
Goldman Sachs	GBP	5,300	Six Month LIBOR	6.000%	06/19/09	116
Goldman Sachs	GBP	800	6.000%	Six Month LIBOR	12/19/09	27
Goldman Sachs	GBP	400	Six Month LIBOR	5.500%	12/15/36	(98)
Goldman Sachs	GBP	100	Six Month LIBOR	5.000%	12/19/37	(10)
Goldman Sachs	USD	4,320	4.987%	Three Month LIBOR	05/02/12	(274)
JP Morgan	BRL	9,800	12.700%	Three Month LIBOR	01/04/10	1
JP Morgan	BRL	11,100	12.700%	Three Month LIBOR	01/04/10	1
JP Morgan	USD	8,300	4.500%	Three Month LIBOR	06/18/11	306
JP Morgan	USD	8,500	5.000%	Three Month LIBOR	06/20/12	530
JP Morgan	USD	21,800	4.500%	Three Month LIBOR	06/18/13	826
JP Morgan	USD	11,100	4.500%	Three Month LIBOR	06/18/13	421
JP Morgan	USD	11,100	4.500%		06/18/13	421
JP Morgan	USD	5,300	Three Month LIBOR	4.500%	06/18/13	(201)
JP Morgan	USD	21,900	5.000%	Three Month LIBOR	06/18/15	1,318
JP Morgan	USD	8,200	5.000%	Three Month LIBOR	06/18/15	493
JP Morgan	USD	14,400	5.000%	Three Month LIBOR	06/18/18	761
JP Morgan	USD	2,900	5.000%	Three Month LIBOR	06/18/18	153
JP Morgan	USD	1,800	5.000%	Three Month LIBOR	06/18/18	95
JP Morgan	USD	1,800	5.000%	Three Month LIBOR	06/18/18	95
JP Morgan	USD	5,100	Three Month LIBOR	5.250%	06/18/28	(297)
JP Morgan	USD	2,800	Three Month LIBOR	5.250%	06/18/28	(163)

See accompanying notes which are an integral part of the financial statements.

98	Fixed Income III Fund

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

JP Morgan	USD	1,700	Three Month LIBOR	5.250%	06/18/28	(99)
JP Morgan	USD	1,700	Three Month LIBOR	5.250%	06/18/28	(99)
JP Morgan	USD	3,000	5.250%	Three Month LIBOR	06/18/38	189
Lehman Brothers	GBP	4,100	4.500%	Six Month LIBOR	09/20/09	(67)
Lehman Brothers	JPY	809,000	1.187%	Six Month LIBOR	12/17/10	47
Lehman Brothers	JPY	513,000	Six Month LIBOR	1.709%	12/17/15	(87)
Lehman Brothers	JPY	104,000	2.647%	Six Month LIBOR	12/17/38	30
Lehman Brothers	USD	6,700	5.335%	Three Month LIBOR	05/22/17	592
Lehman Brothers	USD	5,000	5.371%	Three Month LIBOR	05/23/17	455
Lehman Brothers	USD	10,500	5.336%	Three Month LIBOR	05/24/17	926
Lehman Brothers	USD	9,450	5.403%	Three Month LIBOR	05/25/17	883
Lehman Brothers	USD	12,300	5.440%	Three Month LIBOR	05/29/17	1,182
Merrill Lynch	GBP	5,600	4.500%	Six Month LIBOR	09/20/09	(91)
Merrill Lynch	GBP	2,340	Six Month LIBOR	5.250%	06/18/13	(67)
Merrill Lynch	GBP	100	Six Month LIBOR	4.000%	12/15/35	9
Merrill Lynch	USD	700	4.000%	Three Month LIBOR	06/18/10	15
Royal Bank of Scotland	GBP	1,500	6.000%	Six Month LIBOR	06/19/09	33
Royal Bank of Scotland	GBP	200	Six Month LIBOR	4.000%	12/15/36	43
Royal Bank of Scotland	GBP	100	Six Month LIBOR	5.500%	12/15/36	(25)
Royal Bank of Scotland	USD	5,100	4.00%	Three Month LIBOR	06/18/10	86
Royal Bank of Scotland	USD	100	Three Month LIBOR	4.000%	06/18/13	—
Royal Bank of Scotland	USD	200	Three Month LIBOR	5.000%	06/18/38	(5)
UBS	AUD	7,000	7.000%	Three Month LIBOR	09/15/09	(15)
UBS	BRL	1,700	10.575%	Brazil Interbank Deposit Rate	01/02/12	(55)
UBS	GBP	2,260	5.250%	Six Month LIBOR	06/18/13	65
UBS	JPY	51,000	1.250%	Six Month LIBOR	06/18/13	3

Total Market Value of Open Interest Rate Swap Contracts (Premiums Paid (Received) - ($802))						9,259

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount $		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	1,250	0.090%		08/25/37	(323)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	1,250	0.090%		08/25/37	(323)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	700	0.760%		01/25/38	(217)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	1,000	0.760%		01/25/38	(294)
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	1,800	0.110%		05/25/46	(234)
Anadarko Petroleum Corp.	Goldman Sachs	USD	200	0.150%		03/20/08	—
Argentina Government International Bond	Lehman Brothers	USD	1,600	1.700%		08/20/08	3
Argentina Government International Bond	JP Morgan	USD	630	(5.055%	)	09/20/12	9
Argentina Government International Bond	Deutsche Bank	USD	720	(4.984%	)	09/20/12	8
Argentina Government International Bond	Deutsche Bank	USD	730	(4.786%	)	09/20/12	3
Brazilian Government International Bond	Lehman Brothers	USD	1,400	1.980%		03/20/16	32
Chesapeake Energy Corp.	Lehman Brothers	USD	2,000	0.750%		09/20/08	(5)
Corning, Inc.	Morgan Stanley	USD	820	(0.320%	)	03/20/12	8
Countrywide Home Loans	Lehman Brothers	USD	1,123	0.480%		06/20/12	(148)

See accompanying notes which are an integral part of the financial statements.

Fixed Income III Fund	99

Russell Investment Company

Fixed Income III Fund

Schedule of Investments, continued — January 31, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount $		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Countrywide Home Loans	Salomon Smith Barney	USD	50	2.350%		03/20/13	(3)
Countrywide Home Loans	Salomon Smith Barney	USD	250	2.400%		03/20/13	(15)
Countrywide Home Loans	JP Morgan	USD	300	2.300%		03/20/13	(20)
Countrywide Home Loans	Lehman Brothers	USD	1,123	(0.710%	)	06/20/17	(164)
Custom FTD Basket*	Morgan Stanley	USD	4,400	11.400%		08/20/08	—
Dow Jones CDS Emerging Markets Index	Lehman Brothers	USD	2,000	1.750%		12/20/12	(38)
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144%		06/20/12	(34)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	1,000	2.080%		06/20/12	(70)
Dow Jones CDX High Volatility Index	Merrill Lynch	USD	1,000	1.833%		06/20/12	(79)
Dow Jones CDX High Volatility Index	Bear Stearns	USD	75,000	0.600%		12/20/12	(1,529)
E.I. du Pont de Nemours and Co.	Lehman Brothers	USD	405	(0.300%	)	03/20/13	(1)
Ford Motor Corp. Capital Trust II	Lehman Brothers	USD	500	1.100%		03/20/08	(1)
Ford Motor Credit Co.	Lehman Brothers	USD	240	2.200%		03/20/08	—
Ford Motor Credit Co.	Lehman Brothers	USD	475	1.200%		03/20/08	(1)
Ford Motor Credit Co.	Goldman Sachs	USD	100	3.850%		09/20/12	(10)
Gaz Capital for Gazprom	JP Morgan	USD	100	0.970%		11/20/08	—
Gaz Capital for Gazprom	HSBC	USD	600	1.250%		12/20/08	(1)
Gaz Capital for Gazprom	Barclays Bank PLC	USD	1,100	1.600%		12/20/12	(27)
General Motors Acceptance Corp.	Lehman Brothers	USD	400	3.600%		09/20/08	(11)
General Motors Acceptance Corp.	Lehman Brothers	USD	900	1.680%		09/20/08	(35)
General Motors Acceptance Corp.	Merrill Lynch	USD	1,000	1.850%		09/20/09	(98)
General Motors Corp.	Lehman Brothers	USD	1,000	2.300%		09/20/08	(6)
General Motors Corp.	Chase Securities Inc.	USD	200	4.550%		12/20/12	(22)
General Motors Corp.	Citibank	USD	300	4.630%		12/20/12	(32)
Indonesia Government International Bond	Lehman Brothers	USD	100	0.400%		12/20/08	(1)
Kazkommerts International BV	Lehman Brothers	USD	700	4.250%		10/20/12	(57)
Lehman Brothers	Barclays Bank PLC	USD	300	0.190%		09/20/08	(3)
Lehman Brothers	JP Morgan	USD	300	0.300%		09/20/08	(3)
Lyondell Chemical Co.	Lehman Brothers	USD	625	0.500%		09/20/12	(127)
MeadWestvaco Corp.	Lehman Brothers	USD	365	(4.000%	)	09/20/12	(3)
MeadWestvaco Corp.	Lehman Brothers	USD	1,350	(1.100%	)	03/20/13	—
MediaCom LLC	Lehman Brothers	USD	1,000	1.200%		03/20/08	(6)
Mexico Government International Bond	Lehman Brothers	USD	380	(0.490%	)	12/20/12	(9)
Mexico Government International Bond	Lehman Brothers	USD	380	(0.630%	)	12/20/12	(7)
Mexico Government International Bond	JP Morgan	USD	200	0.920%		03/20/16	(4)
Pitney Bowes Inc.	Lehman Brothers	USD	695	(0.220%	)	09/20/12	(15)
Residential Capital LLC	Lehman Brothers	USD	200	5.000%		09/20/08	(33)
Russia Government International Bond	Morgan Stanley	USD	100	0.245%		06/20/08	—
Sunguard Data Systems	Lehman Brothers	USD	2,000	3.500%		09/20/12	(84)
Talisman Energy Inc.	Lehman Brothers	USD	295	(0.510%	)	09/20/12	(2)
Temple-Inland, Inc.	Lehman Brothers	USD	565	(1.400%	)	03/20/13	—
The Neiman Marcus Group	Lehman Brothers	USD	1,000	1.100%		09/20/08	(9)
Univision Communications Inc.	Lehman Brothers	USD	2,000	1.750%		12/20/08	164
Verizon Communications Inc.	Lehman Brothers	USD	2,235	(0.180%	)	06/20/12	(24)
Weyerhaeuser Company	Lehman Brothers	USD	725	(0.700%	)	09/20/12	21

Total Market Value of Open Credit Default Contracts (Premiums Paid (Received) - ($2,833))							(3,880)

*	Underlying entities for first-to-default basket consist of six Eastern European and Central Asian Financial Institutions.

See accompanying notes which are an integral part of the financial statements.

100	Fixed Income III Fund

Russell Investment Company

Institutional Funds

Notes to Schedule of Investments — January 31, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(m)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments	101

Russell Investment Company

Institutional Funds

Notes to Schedule of Investments — January 31, 2008 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss frane	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Iceland Krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	ITL - Italian lira	SKK - Slovakian koruna
COP - Colombian peso	JPY - Japanese yen	THB - Thai baht
CRC - Costa Rica colon	KES - Kenyan schilling	TRY - Turkish lira
CZK - Czech koruna	KRW - South Korean won	TWD - Taiwanese dollar
DKK - Danish krone	MXN - Mexican peso	USD - United States dollar
EGP - Egyptian pound	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EUR - Euro	NOK - Norwegian krone	VND - Vietnamese dong
GBP - British pound sterling	NZD - New Zealand dollar	ZAR - South African rand
PEN - Peruvian nouveau sol

102	Notes to Schedules of Investments

Russell Investment Company

Institutional Funds

Notes to Quarterly Report — January 31, 2008 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on five of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the adviser, administrator and transfer agent of the Funds, providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. There was no change in the services provided to the Funds or in aggregate fees paid by the Funds for advisory, administrative and transfer agency services.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United Sates of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no sales;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements are equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the

Notes to Quarterly Report	103

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The fair value procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund’s Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-

104	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting its investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds may pursue its strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Fund’s investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time the International and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at January 31, 2008 are presented on the Schedule of Investments for the applicable Funds.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Fixed Income III Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified

Notes to Quarterly Report	105

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended January 31, 2008, the Fixed Income III Fund had $1,011,557 in unfunded loan commitments.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations for the International Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of January 31, 2008, the International Fund and Fixed Income III Fund had cash collateral balances of $6,212,203 and $1,380,000, respectively, in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

106	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Fixed Income III and International Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are a counterparty agreement and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Short Sales

The Equity Q Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the

Notes to Quarterly Report	107

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). As of January 31, 2008, $1,117,999,227 was held as collateral.

Mortgage-Related and Other Asset-Backed Securities

The Fixed Income III Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

108	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Asset-backed securities may include pools of mortgages (“mortgage-backed securities”), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than mortgage-backed securities) present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed Bonds

The Fixed III Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended January 31, 2008 for the following Funds were as follows:

	International Fund		Fixed Income III Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2006	—	$—	4,199	$1,550,298
Opened	599	2,675,768	1,039	353,514
Closed	(438)	(1,944,439)	(1,997)	(491,112)
Expired	—	—	(3,072)	(688,047)

Outstanding January 31, 2007	161	$731,329	169	$724,653

Notes to Quarterly Report	109

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of January 31, 2008, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Equity I	$11,647,908	Pool of US Government securities
Equity II	1,790,258	Pool of US Government securities
Equity Q	4,791,064	Pool of US Government securities
International	6,444,524	Pool of US Government securities

4.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company’s securities lending program in the Investment Company’s Money Market Fund (one of the Funds of the Investment Company not presented herein). As of January 31, 2008, $235,675,172 of the Money Market Fund’s net assets represents investment by the Funds.

5.	Federal Income Taxes

At January 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Equity I Fund	Equity II Fund	Equity Q Fund

Cost of Investments	$1,893,878,168	$716,665,512	$1,730,578,464

Unrealized Appreciation	210,704,058	232,939,519	153,109,906
Unrealized Depreciation	(73,669,146)	(237,417,508)	(81,030,757)

Net Unrealized Appreciation (Depreciation)	$137,034,912	$(4,477,989)	$72,079,149

	International Fund	Fixed Income III Fund
Cost of Investments	$1,864,125,649	$2,186,677,935

Unrealized Appreciation	239,411,310	23,413,961
Unrealized Depreciation	(79,591,999)	(20,423,366)

Net Unrealized Appreciation (Depreciation)	$159,819,311	$2,990,595

110	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RFSC or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Fixed Income III Fund - 2.5%
AIG SunAmerica Global FinancingVI	06/09/04	630,000	103.73	653	667
American Express Credit Account Master Trust	08/02/07	6,889,869	100.02	6,879	6,881
Americo Life, Inc.	01/03/08	100,000	102.18	102	104
Asset Backed Securities Corp. Home Equity	09/01/06	600,000	76.00	456	503
Banc of America Commercial Mortgage, Inc.	01/29/08	253,846	106.49	270	278
Banc of America Commercial Mortgage, Inc.	01/29/08	253,846	110.50	280	288
BNP Paribas Capital Trust	01/29/08	850,000	112.18	953	921
Bombardier, Inc.	10/15/07	125,000	128.47	161	177
CIT Mortgage Loan Trust	10/05/07	1,394,168	100.00	1,394	1,356
CIT Mortgage Loan Trust	10/05/07	400,000	100.00	400	368
CIT Mortgage Loan Trust	10/05/07	746,769	100.00	747	650
Capmark Financial Group, Inc.	05/03/07	1,335,000	99.63	1,328	9,353
Capmark Financial Group, Inc.	05/03/07	590,000	99.95	590	432
Cargill, Inc.	01/11/07	800,000	99.92	799	807
Catlin Insurance Co., Ltd.	11/01/07	200,000	100.00	200	179
Citic Resources Finance, Ltd.	08/01/07	1,000,000	95.52	955	928
Deutsche ALT-A Securities NIM Trust	03/12/07	148,295	99.65	148	144
DG Funding Trust	11/04/03	118	1,058,750.61	1,249	1,234
Delta Air Lines, Inc.	05/01/07	605,000	100.00	605	575
Energy Future Holdings Corp.	11/03/05	420,000	100.00	420	416
Entergy Gulf States, Inc.	11/30/05	195,000	100.00	195	196
FBG Finance, Ltd.	06/02/05	190,000	99.15	188	189
Farmers Exchange Capital	05/18/07	1,520,000	97.78	1,536	1,436
Gaz Capital for Gazprom	11/17/06	450,000	98.88	445	439
GS Mortgage Securities Corp.	03/19/07	107,901	99.71	108	106
Harborview NIM Corp.	03/02/07	62,524	100.00	63	62
Harborview NIM Corp.	03/02/07	19,321	99.82	19	19
Harborview NIM Corp.	03/02/07	80,192	99.88	80	80
Indonesia Government International Bond	03/03/06	1,615,000	103.76	1,676	1,708
LG Electronics, Inc.	06/10/05	130,000	99.32	129	129
Lehman Brothers Floating Rate Commercial Mortgage Trust	02/14/07	516,629	100.03	517	495
Mantis Reef, Ltd.	10/28/03	200,000	100.00	200	201
Morgan Stanley Capital I	12/28/07	418,400	84.42	353	348
News America, Inc.	10/29/07	825,000	99.87	824	838
Panama Canal Railway Co.	10/29/07	500,000	100.00	500	470
RESI Finance, LP	06/01/05	560,330	59.01	331	331

Notes to Quarterly Report	111

Russell Investment Company

Institutional Funds

Notes to Quarterly Report, continued — January 31, 2008 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

International Fund - 0.0%
Sons of Gwalia Ltd.	2/28/2003	22,400	2.24	50	—

Fixed Income III Fund - 2.5%
Rabobank Capital Funding II	02/17/05	190,000	99.75	190	180
Realogy Corp.	10/15/08	605,000	93.91	568	360
Resix Finance, Ltd. Credit-Linked Notes	06/21/07	552,762	71.01	393	392
Resona Preferred Global Securities Cayman, Ltd.	08/17/05	3,345,000	101.91	3,402	3,318
Royal Bank of Scotland Group PLC	09/26/07	1,400,000	100.93	1,407	1,400
SB Treasury Co. LLC	02/28/07	650,000	106.80	694	663
SMFG Preferred Capital USD 1, Ltd.	12/13/06	200,000	100.00	200	185
Symetra Financial Corp.	10/04/07	300,000	98.33	295	301
Systems 2001 AT LLC	01/31/02	112,632	101.67	115	117
TNK-BP Finance SA	10/03/07	2,245,000	99.13	3,275	2,223
Unicredit luxembourg Finance SA	10/17/07	375,000	100.00	375	374
VTB Capital SA	12/06/06	560,000	100.00	560	562
Washington Mutual Preferred Funding	10/18/07	800,000	71.88	575	556
World Financials Properties	01/08/02	153,195	104.29	160	154
Xlliac Global Funding	08/03/05	240,000	99.82	240	239

					44,332

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

112	Notes to Quarterly Report

Russell Investment Company

Institutional Funds

Shareholder Requests for Additional Information — January 31, 2007 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	113

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

Item 2.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: March 28, 2008

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: March 28, 2008